UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2014

Date of reporting period: February 28, 2014

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended February 28, 2014.

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.5%

Consumer Discretionary — 11.9%
Abercrombie & Fitch, Cl A (A)	22,900	$908
Amazon.com *	13,710	4,964
Autoliv (A)	21,400	2,062
Best Buy	21,000	559
Big Lots *	17,400	514
CBS, Cl B	157,880	10,591
Chipotle Mexican Grill, Cl A *	9,700	5,483
Coach	57,562	2,810
Comcast, Cl A	279,860	14,466
Cooper Tire & Rubber	32,100	800
CST Brands	7,666	249
Delphi Automotive	28,900	1,924
Dillard’s, Cl A	55,683	5,155
DIRECTV *	87,180	6,765
Foot Locker	63,800	2,661
Ford Motor	205,700	3,166
Fossil Group *	39,685	4,560
GameStop, Cl A (A)	97,359	3,632
Gannett	85,400	2,541
Gap	30,210	1,322
Goodyear Tire & Rubber (A)	29,500	793
Graham Holdings, Cl B	400	287
Hanesbrands	4,100	300
Harley-Davidson	161,755	10,685
Harman International Industries	65,840	6,896
Home Depot	86,910	7,129
International Game Technology	96,500	1,456
Kohl’s	61,600	3,461
L Brands	231,595	13,046
Lear	90,300	7,332
Liberty Interactive, Cl A *	461,575	13,478
Macy’s	107,630	6,228
Magna International, Cl A	52,900	4,714
Murphy USA *	8,625	350
NetFlix *	4,400	1,961
NIKE, Cl B	222,606	17,430
Nordstrom	96,732	5,947
priceline.com *	11,675	15,748
Ralph Lauren, Cl A	42,910	6,912
Sally Beauty Holdings *	169,425	4,863
Signet Jewelers	41,100	3,927
Starbucks	170,890	12,126
Target	41,900	2,621
Tesla Motors * (A)	4,100	1,004
Time Warner Cable, Cl A	84,650	11,881
TJX	95,696	5,881
TRW Automotive Holdings *	28,000	2,305
Twenty-First Century Fox	327,570	10,656
Twenty-First Century Fox, Cl A	15,472	519
Viacom, Cl B	18,100	1,588
Visteon *	11,580	966
Walt Disney	76,503	6,182
Whirlpool	46,300	6,696
Wyndham Worldwide	5,600	408
Yum! Brands	74,660	5,531

		276,439

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 7.8%
Altria Group	20,300	$736
Anheuser-Busch InBev ADR	109,304	11,434
Archer-Daniels-Midland	201,100	8,165
Coca-Cola	54,800	2,094
Coca-Cola Enterprises	100,550	4,734
Constellation Brands, Cl A *	7,800	632
Costco Wholesale	154,954	18,099
CVS Caremark	218,595	15,988
Dr. Pepper Snapple Group	14,800	771
Energizer Holdings	25,400	2,473
Estee Lauder, Cl A	183,744	12,649
Herbalife (A)	71,600	4,768
Hershey	30,400	3,217
Ingredion	36,500	2,403
Kimberly-Clark	29,800	3,288
Kroger	230,600	9,671
Lorillard	88,300	4,332
Mead Johnson Nutrition, Cl A	176,851	14,422
Mondelez International, Cl A	169,333	5,762
Nu Skin Enterprises, Cl A	38,920	3,251
PepsiCo	22,000	1,762
Philip Morris International	142,470	11,527
Procter & Gamble	62,244	4,896
Safeway	37,300	1,397
SUPERVALU * (A)	60,800	393
Tyson Foods, Cl A	218,190	8,608
Walgreen	220,925	15,012
Wal-Mart Stores	2,540	190
Whole Foods Market	160,395	8,669

		181,343

Energy — 8.7%
Apache	19,600	1,554
Cabot Oil & Gas	10,100	354
Chesapeake Energy	29,600	767
Chevron	196,935	22,713
Cimarex Energy	4,700	544
ConocoPhillips	143,600	9,549
Core Laboratories	40,369	7,591
Diamond Offshore Drilling (A)	34,850	1,648
EOG Resources	87,450	16,565
Exxon Mobil	324,172	31,208
FMC Technologies *	147,782	7,425
Halliburton	85,000	4,845
Helmerich & Payne	21,800	2,153
Hess	42,200	3,377
Kinder Morgan	330,513	10,527
Marathon Oil	232,900	7,802
Marathon Petroleum	100,800	8,467
Murphy Oil (A)	42,770	2,539
Noble	52,500	1,630
Noble Energy	153,660	10,566
Occidental Petroleum	86,700	8,368
Oceaneering International	1,500	107
Patterson-UTI Energy	80,300	2,338
Phillips 66	224,890	16,835
Schlumberger	102,815	9,562
SM Energy	51,230	3,778
Targa Resources	2,750	266
Valero Energy	182,720	8,767

		201,845

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Financials — 15.2%
ACE	17,400	$1,703
Aflac	29,700	1,903
Allied World Assurance Holdings	27,242	2,717
Allstate	171,100	9,284
American Capital Agency ‡	9,400	210
American Financial Group	103,486	5,915
American International Group	421,520	20,979
American Tower, Cl A ‡	10,900	888
Ameriprise Financial	42,600	4,643
Annaly Capital Management ‡	71,700	802
Associated Banc	23,900	399
Assurant	128,200	8,414
AvalonBay Communities ‡	3,100	400
Axis Capital Holdings	79,140	3,480
Bank of America	1,713,840	28,330
Bank of Hawaii	3,200	187
Bank of New York Mellon	127,200	4,071
BankUnited	2,700	90
BB&T	62,000	2,344
Berkshire Hathaway, Cl B *	25,658	2,971
BOK Financial	3,100	201
Boston Properties ‡	2,900	326
Brandywine Realty Trust ‡	56,000	820
Capital One Financial	103,000	7,563
CBL & Associates Properties ‡	65,600	1,167
CBOE Holdings	56,400	3,047
Charles Schwab	350,887	9,302
Chubb	54,200	4,741
Citigroup	371,520	18,067
CME Group, Cl A	86,350	6,374
CNA Financial	21,600	896
Comerica	47,100	2,269
Commerce Bancshares	4,785	214
Crown Castle International ‡	202,700	15,385
Discover Financial Services	180,447	10,354
East West Bancorp	16,300	582
Endurance Specialty Holdings	19,600	1,022
Equity Residential ‡	8,700	509
Everest Re Group	57,700	8,611
Fifth Third Bancorp	395,300	8,576
General Growth Properties ‡	14,500	319
Genworth Financial, Cl A *	39,660	616
Goldman Sachs Group	18,200	3,029
Hartford Financial Services Group	64,800	2,280
HCP ‡	8,000	310
Health Care ‡	6,900	405
Hospitality Properties Trust ‡	35,500	941
Host Hotels & Resorts ‡	14,300	281
Huntington Bancshares	214,300	2,042
IntercontinentalExchange Group	45,575	9,518
JPMorgan Chase	281,600	16,001
KeyCorp	756,600	9,964
Kimco Realty ‡	11,200	249
Lincoln National	107,578	5,393
McGraw-Hill	60,600	4,827
MetLife	43,500	2,204
Montpelier Re Holdings	49,200	1,403
Morgan Stanley	42,300	1,303

Description	Shares	Market Value ($ Thousands)

Northern Trust	9,200	$569
Old Republic International	27,900	434
PartnerRe	78,300	7,742
PNC Financial Services Group	87,900	7,189
Progressive	313,775	7,684
Prologis ‡	9,000	371
Protective Life	86,228	4,496
Prudential Financial	42,700	3,612
Public Storage ‡	2,700	456
Regions Financial	147,300	1,567
Reinsurance Group of America, Cl A	58,901	4,535
Simon Property Group ‡	8,300	1,339
SLM	107,099	2,564
State Street	44,100	2,896
Travelers	131,500	11,025
Unum Group	153,500	5,339
Validus Holdings	31,300	1,152
Ventas ‡	4,915	307
Vornado Realty Trust ‡	3,600	347
Waddell & Reed Financial, Cl A	81,000	5,646
Wells Fargo	518,471	24,067
Weyerhaeuser ‡	14,500	428

		354,606

Health Care — 13.4%
Abbott Laboratories	101,100	4,022
AbbVie	70,500	3,589
Aetna	75,500	5,490
Alexion Pharmaceuticals *	54,830	9,694
Allergan	102,175	12,976
AmerisourceBergen	80,900	5,489
Amgen	87,285	10,825
Baxter International	49,100	3,412
Biogen Idec *	68,272	23,259
Bristol-Myers Squibb	169,240	9,100
Cardinal Health	79,600	5,694
Celgene *	187,952	30,213
Cigna	97,500	7,760
Covance *	64,172	6,646
DaVita *	102,844	7,068
Eli Lilly	28,363	1,691
Express Scripts Holding *	270,568	20,377
Gilead Sciences *	173,771	14,387
Health Net *	9,700	330
Humana	69,670	7,835
Intuitive Surgical *	21,874	9,730
Johnson & Johnson	171,592	15,807
McKesson	42,100	7,454
Medtronic	50,600	2,999
Merck	60,100	3,425
Myriad Genetics * (A)	17,300	626
Novo Nordisk ADR	203,200	9,658
Omnicare (A)	68,066	4,009
Perrigo	41,850	6,882
Pfizer	866,990	27,839
Questcor Pharmaceuticals (A)	3,180	193
Shire ADR	56,970	9,409
United Therapeutics *	70,600	7,160
WellPoint	143,900	13,036
Zimmer Holdings	45,700	4,288

		312,372

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Industrials — 8.7%
AECOM Technology *	38,000	$1,214
AGCO	51,200	2,687
Alaska Air Group	19,900	1,724
Alliant Techsystems	51,356	6,922
Boeing	2,300	297
Canadian Pacific Railway	99,030	15,548
Caterpillar (A)	29,800	2,890
Copa Holdings, Cl A	6,569	890
Crane	8,000	571
Cummins	61,120	8,919
Danaher	112,737	8,623
Deere	55,900	4,804
Delta Air Lines	36,100	1,199
Engility Holdings *	6,500	271
Exelis	251,000	5,128
Fastenal	83,903	3,959
FedEx (A)	22,600	3,013
Flowserve	103,400	8,397
Fluor	108,358	8,418
General Dynamics	21,400	2,344
General Electric	34,885	888
Huntington Ingalls Industries	46,200	4,681
ITT	12,500	549
Kansas City Southern	70,840	6,653
L-3 Communications Holdings, Cl 3	95,200	10,986
Lincoln Electric Holdings	7,800	585
Lockheed Martin	27,500	4,463
Nielsen Holdings	136,500	6,462
Norfolk Southern	30,300	2,785
Northrop Grumman	112,500	13,616
Old Dominion Freight Line *	7,100	378
Oshkosh Truck	53,000	3,065
Pall	117,270	10,085
Pentair	154,440	12,480
Raytheon	124,007	12,142
Robert Half International	9,300	381
Roper Industries	20,436	2,772
RR Donnelley & Sons	91,000	1,741
Ryder System	5,600	422
Southwest Airlines	243,183	5,457
Stericycle *	62,548	7,130
Timken	47,100	2,843
Towers Watson, Cl A	17,600	1,920
Trinity Industries	32,100	2,305
Waste Management	12,700	527

		203,134

Information Technology — 19.6%
Accenture, Cl A	74,776	6,233
Activision Blizzard	84,500	1,635
Adobe Systems *	462,250	31,715
Alliance Data Systems * (A)	14,760	4,208
Amdocs	153,220	6,815
Amphenol, Cl A	83,116	7,316
Ansys *	49,420	4,128
Apple	42,149	22,180
Applied Materials	678,040	12,856
Arrow Electronics *	47,200	2,673
Atmel *	71,600	577
Avnet	44,600	1,941
Broadridge Financial Solutions	7,900	298

Description	Shares	Market Value ($ Thousands)

Brocade Communications Systems *	181,000	$1,732
CA	168,600	5,648
Cisco Systems	303,400	6,614
Cognizant Technology Solutions, Cl A *	47,215	4,913
Computer Sciences	31,300	1,978
CoreLogic *	97,200	3,169
Corning	194,600	3,750
eBay *	272,649	16,024
EMC (A)	228,594	6,028
Equinix *	16,350	3,106
Facebook, Cl A *	201,730	13,810
Fidelity National Information Services	40,100	2,230
Flextronics International *	273,500	2,448
FLIR Systems	1,200	41
Genpact *	302,190	5,041
Google, Cl A *	25,864	31,442
Harris	23,600	1,742
Hewlett-Packard	278,000	8,307
IAC	8,200	636
Ingram Micro, Cl A *	250,982	7,391
Intel	263,300	6,519
Intuit	126,350	9,874
Leidos Holdings (A)	20,150	900
Lexmark International, Cl A	3,600	152
LinkedIn, Cl A *	15,350	3,132
Marvell Technology Group	376,300	5,753
Mastercard, Cl A	368,850	28,667
Microsoft	669,625	25,653
National Instruments	133,769	3,875
NetApp	132,856	5,369
Oracle	269,584	10,544
Pandora Media *	84,300	3,154
Qualcomm	400,357	30,143
Rovi *	25,000	621
Salesforce.com *	117,770	7,345
SanDisk	16,400	1,219
Science Applications International (A)	11,514	429
Seagate Technology	41,100	2,145
Skyworks Solutions *	12,800	454
Symantec	22,700	488
TE Connectivity	29,200	1,711
Tech Data *	25,100	1,446
Teradata *	119,225	5,475
Texas Instruments	186,630	8,391
VeriFone Holdings *	95,075	2,752
VeriSign * (A)	122,225	6,736
Visa, Cl A	134,707	30,436
Vishay Intertechnology (A)	59,500	841
Western Digital	141,298	12,291
Xerox	408,000	4,484
Yahoo! *	115,800	4,478
Yelp, Cl A *	35,325	3,335

		457,437

Materials — 3.0%
CF Industries Holdings	27,200	6,825
Cliffs Natural Resources (A)	28,180	564
Domtar	37,900	4,198
Dow Chemical	209,560	10,208

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Eastman Chemical	24,000	$2,098
Ecolab	73,181	7,885
Freeport-McMoRan Copper & Gold, Cl B	43,500	1,419
Huntsman	102,600	2,499
LyondellBasell Industries, Cl A	167,232	14,730
Owens-Illinois *	45,900	1,557
PPG Industries	35,371	6,997
Reliance Steel & Aluminum	13,500	935
Rock Tenn, Cl A	12,550	1,401
Steel Dynamics	55,200	963
Syngenta ADR	73,791	5,359
Westlake Chemical	20,400	2,720

		70,358

Telecommunication Services — 0.6%
AT&T (A)	269,800	8,615
Telephone & Data Systems	31,200	711
Verizon Communications	83,000	3,949

		13,275

Utilities — 1.6%
AES	313,700	4,282
Ameren	41,800	1,689
American Electric Power	138,700	6,963
Duke Energy	8,100	574
Edison International	136,400	7,143
Entergy	86,900	5,546
Exelon	170,400	5,182
Public Service Enterprise Group	121,200	4,443
SCANA	30,300	1,500

		37,322

Total Common Stock (Cost $1,476,869) ($ Thousands)		2,108,131

	Number Of Warrants
WARRANTS — 0.0%
Kinder Morgan, Expires 02/15/2017 *	101,260	188

Total Warrants (Cost $193) ($ Thousands)		188

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	49,393,224	49,393

Total Affiliated Partnership (Cost $49,393) ($ Thousands)		49,393

CASH EQUIVALENTS — 3.9%
Investors Cash Trust - Treasury Portfolio -DWS US Treasury Money Fund 0.010% **	1,992,416	1,992
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	88,227,493	88,227

Total Cash Equivalents (Cost $90,220) ($ Thousands)		90,219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.061%, 07/24/2014	$3,862	$3,862

Total U.S. Treasury Obligation (Cost $3,861) ($ Thousands)		3,862

Total Investments — 96.7% (Cost $1,620,536) ($ Thousands) ††		$2,251,793

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	1,882	Mar-2014	$1,743
S&P Mid 400 Index E-MINI	168	Mar-2014	358

			$2,101

For the period ended February 28, 2014 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,328,142 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $1,620,536 ($ Thousands), and the unrealized appreciation and depreciation were $639,518 ($ Thousands) and $(8,261) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $48,058 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $49,393 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,108,131	$—	$—	$2,108,131
Warrants	188	—	—	188
Affiliated Partnership	—	49,393	—	49,393
Cash Equivalents	90,220	—	—	90,220
U.S. Treasury Obligation	—	3,861	—	3,861

Total Investments in Securities	$2,198,539	$53,254	$—	$2,251,793

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,101	$—	$—	$2,101

Total Other Financial Instruments	$2,101	$—	$—	$2,101

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

February 28, 2014

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 13.3%
Advance Auto Parts	4,956	$631
AutoZone *	1,188	640
Charter Communications, Cl A *	33	4
Comcast, Cl A	2,160	112
Delphi Automotive	10,896	725
DIRECTV *	836	65
DISH Network, Cl A *	2,188	129
Dollar General *	9,935	595
Dollar Tree *	559	30
Foot Locker	8,226	343
General Motors	30,293	1,097
Genuine Parts	6,795	599
H&R Block	606	19
Home Depot	1,053	86
Jarden *	3,747	230
L Brands	6,707	378
Lear	6,849	556
Liberty Interactive, Cl A *	33,520	979
Magna International, Cl A	4,810	429
Marriott International, Cl A	583	32
Mohawk Industries *	4,289	607
Newell Rubbermaid	728	24
NIKE, Cl B	6,644	520
Nordstrom	3,247	200
NVR *	214	255
Omnicom Group	390	29
O’Reilly Automotive *	3,413	515
Polaris Industries	2,159	289
priceline.com *	1,150	1,551
PVH	828	105
Ralph Lauren, Cl A	894	144
Ross Stores	351	26
Royal Caribbean Cruises	3,052	162
Sally Beauty Holdings *	9,034	259
Scripps Networks Interactive, Cl A	271	22
Time Warner Cable, Cl A	343	48
TJX	14,551	894
Toyota Motor ADR	15,542	1,792
Tribune *	2,356	187
TripAdvisor *	210	21
VF	428	25
Viacom, Cl B	2,204	193
Visteon *	12,611	1,052
Walt Disney	11,528	932
Whirlpool	2,547	368
Wynn Resorts	138	33
Yum! Brands	461	34

		17,966

Consumer Staples — 6.8%
Altria Group	1,752	64
Archer-Daniels-Midland	1,036	42
Brown-Forman, Cl B	345	29
Bunge	803	64
Church & Dwight	1,500	102
Clorox	1,021	89
Coca-Cola Enterprises	6,835	322
Colgate-Palmolive	1,088	68
ConAgra Foods	802	23
Constellation Brands, Cl A *	290	23

Description	Shares	Market Value ($ Thousands)

Costco Wholesale	4,643	$542
CVS Caremark	11,223	821
Dr. Pepper Snapple Group	1,376	72
Estee Lauder, Cl A	4,531	312
General Mills	2,482	124
Green Mountain Coffee Roasters	898	98
Herbalife	1,111	74
Hershey	5,819	616
JM Smucker	250	25
Kellogg	2,100	127
Kimberly-Clark	2,668	295
Kraft Foods Group	482	27
Kroger	25,369	1,064
Lorillard	10,248	503
Mead Johnson Nutrition, Cl A	2,673	218
Mondelez International, Cl A	8,964	305
Monster Beverage *	1,618	120
Nu Skin Enterprises, Cl A	1,741	145
Reynolds American	520	26
Safeway	443	17
Tyson Foods, Cl A	12,921	510
Walgreen	13,663	928
Wal-Mart Stores	18,289	1,366
Whole Foods Market	1,927	104

		9,265

Energy — 9.3%
Anadarko Petroleum	581	49
Apache	9,125	724
BP PLC ADR	31,742	1,606
Cabot Oil & Gas	811	28
Chesapeake Energy	1,108	29
Chevron	13,794	1,591
ConocoPhillips	4,497	299
Devon Energy	473	30
Diamond Offshore Drilling	1,451	69
EOG Resources	8,959	1,697
EQT	115	12
Exxon Mobil	7,848	756
Halliburton	24,397	1,390
Hess	9,972	798
HollyFrontier	361	16
Kinder Morgan	33,439	1,065
Marathon Oil	7,985	268
Marathon Petroleum	507	43
Murphy Oil	5,761	342
Noble Energy	350	24
Occidental Petroleum	8,324	803
Oceaneering International	256	18
SM Energy	3,907	288
Suncor Energy	3,085	102
Valero Energy	11,692	561

		12,608

Financials — 16.4%
ACE	4,524	443
Affiliated Managers Group *	131	25
Aflac	722	46
Allstate	10,416	565
American Capital Agency ‡	988	22
American Financial Group	5,338	305
American International Group	10,120	504
Ameriprise Financial	2,722	297

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Aon	475	$41
Assurant	7,869	516
Axis Capital Holdings	9,879	434
Bank of America	43,310	716
BB&T	674	25
Berkshire Hathaway, Cl B *	7,994	925
Blackstone Group	15,460	515
Capital One Financial	834	61
Chubb	499	44
Cincinnati Financial	363	17
Citigroup	24,832	1,208
CME Group, Cl A	8,015	592
Comerica	348	17
Crown Castle International ‡	23,484	1,783
Discover Financial Services	10,421	598
Everest Re Group	3,056	456
Fifth Third Bancorp	27,860	604
Goldman Sachs Group	602	100
Hartford Financial Services Group	12,183	429
Hatteras Financial ‡	22,788	449
Huntington Bancshares	6,490	62
IntercontinentalExchange Group	4,927	1,029
Invesco	842	29
JPMorgan Chase	29,221	1,660
KeyCorp	33,915	447
KKR	19,974	482
Lincoln National	11,233	563
Marsh & McLennan	641	31
McGraw-Hill	7,250	577
MetLife	25,318	1,283
Moody’s	343	27
PartnerRe	4,510	446
PNC Financial Services Group	562	46
Principal Financial Group	530	24
Progressive	33,261	815
Regions Financial	2,652	28
SLM	2,746	66
SunTrust Banks	11,322	427
T. Rowe Price Group	396	32
Travelers	9,045	758
Two Harbors Investment ‡	37,249	387
Unum Group	602	21
US Bancorp	1,281	53
Waddell & Reed Financial, Cl A	5,538	386
Wells Fargo	17,296	803
XL Group, Cl A	728	22

		22,241

Health Care — 12.1%
AbbVie	1,262	64
Actavis *	267	59
Aetna	441	32
Alexion Pharmaceuticals *	1,567	277
Allergan	9,979	1,267
AmerisourceBergen	7,205	489
Amgen	7,935	984
Becton Dickinson	344	40
Biogen Idec *	2,847	970
Boston Scientific *	2,553	33
C.R. Bard	510	74

Description	Shares	Market Value ($ Thousands)

Cardinal Health	7,865	$563
CareFusion *	489	20
Celgene *	14,738	2,369
Cerner *	558	34
Cigna	5,350	426
Covidien	554	40
DaVita *	419	29
Express Scripts Holding *	5,159	388
Gilead Sciences *	5,091	421
HCA Holdings *	663	34
Henry Schein *	227	27
Humana	7,463	839
Illumina *	68	12
Johnson & Johnson	4,819	444
Laboratory Corp of America Holdings *	417	39
McKesson	3,817	676
Medtronic	1,186	70
Merck	23,374	1,332
Mylan Laboratories *	309	17
Novartis ADR	3,852	321
Novo Nordisk ADR	19,175	911
Omnicare	7,831	461
Perrigo	4,311	709
Pfizer	23,650	759
Questcor Pharmaceuticals	999	61
St. Jude Medical	429	29
United Therapeutics *	3,597	365
UnitedHealth Group	708	55
Waters *	263	29
WellPoint	7,065	640
Zimmer Holdings	279	26

		16,435

Industrials — 8.7%
3M	490	66
AECOM Technology *	3,036	97
Alliant Techsystems	3,453	465
American Airlines Group *	14,322	529
Ametek	466	25
BE Aerospace *	184	16
Boeing	893	115
C.H. Robinson Worldwide	448	23
Caterpillar	8,813	855
Chicago Bridge & Iron	247	21
CSX	1,577	44
Cummins	5,871	857
Delta Air Lines	45,487	1,511
Dover	277	26
Emerson Electric	1,125	73
Equifax	376	26
Exelis	26,024	532
FedEx	487	65
Flowserve	358	29
Fluor	404	31
General Dynamics	463	51
General Electric	26,850	684
Hertz Global Holdings *	13,025	365
Honeywell International	7,013	662
Huntington Ingalls Industries	4,287	434
Illinois Tool Works	316	26
Ingersoll-Rand	440	27
Jacobs Engineering Group *	316	19
Joy Global	8,272	455

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

L-3 Communications Holdings, Cl 3	5,190	$599
Lockheed Martin	3,711	602
Nielsen Holdings	419	20
Norfolk Southern	484	44
Northrop Grumman	5,366	649
Paccar	1,768	116
Pall	210	18
Parker Hannifin	231	28
Raytheon	5,667	555
Republic Services, Cl A	759	26
Rockwell Automation	228	28
Rockwell Collins	334	28
Southwest Airlines	10,570	237
Union Pacific	2,859	516
United Continental Holdings *	682	31
Verisk Analytics, Cl A *	344	22
Waste Management	724	30
WW Grainger	319	81

		11,759

Information Technology — 22.0%
Activision Blizzard	41,672	806
Adobe Systems *	25,596	1,756
Alliance Data Systems *	102	29
Amdocs	10,218	454
Amphenol, Cl A	305	27
Apple	5,765	3,034
Applied Materials	28,786	546
Arrow Electronics *	8,855	502
Automatic Data Processing	569	44
Avnet	11,240	489
CA	11,884	398
Check Point Software Technologies *	5,911	399
Cisco Systems	32,786	715
Cognizant Technology Solutions, Cl A *	354	37
Computer Sciences	2,034	128
eBay *	26,898	1,581
EMC	24,315	641
Equinix *	1,719	327
Fidelity National Information Services	235	13
Fiserv *	446	26
Flextronics International *	40,889	366
Google, Cl A *	1,221	1,484
Hewlett-Packard	3,031	91
Ingram Micro, Cl A *	19,620	578
International Business Machines	2,888	535
Intuit	13,122	1,025
Lam Research *	9,012	466
Linear Technology	533	25
LinkedIn, Cl A *	95	19
Marvell Technology Group	28,392	434
Mastercard, Cl A	22,569	1,754
Micron Technology *	1,211	29
Micros Systems *	8,032	446
Microsoft	51,548	1,975
Motorola Solutions	200	13
Oracle	11,016	431
Paychex	589	25
Qualcomm	28,200	2,123

Description	Shares	Market Value ($ Thousands)

SanDisk	7,462	$554
Seagate Technology	13,175	688
Symantec	1,098	24
Synopsys *	10,816	437
Teradata *	11,263	517
VeriFone Holdings *	8,863	257
VeriSign *	12,604	695
Visa, Cl A	8,362	1,889
Western Digital	10,260	892
Western Union	1,366	23

		29,747

Materials — 2.7%
CF Industries Holdings	1,615	405
Dow Chemical	13,701	667
Eastman Chemical	385	34
FMC	346	27
Freeport-McMoRan Copper & Gold, Cl B	1,228	40
International Paper	522	25
LyondellBasell Industries, Cl A	7,602	669
PPG Industries	1,000	198
Praxair	721	94
Reliance Steel & Aluminum	6,936	481
Rock Tenn, Cl A	1,874	209
Sigma-Aldrich	282	27
Syngenta ADR	7,463	542
Westlake Chemical	1,499	200

		3,618

Telecommunication Services — 2.2%
AT&T	33,428	1,067
China Mobile ADR	19,335	920
Verizon Communications	19,588	932

		2,919

Utilities — 1.6%
AES	33,888	463
Ameren	716	29
Centerpoint Energy	1,069	25
Consolidated Edison	931	52
DTE Energy	950	68
Edison International	11,533	604
Entergy	5,436	347
Exelon	1,004	30
NiSource	813	29
Northeast Utilities	1,470	65
PG&E	1,754	77
PPL	5,009	162
Public Service Enterprise Group	2,645	97
Wisconsin Energy	2,300	101
Xcel Energy	948	29

		2,178

Total Common Stock (Cost $110,006) ($ Thousands)		128,736

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	5,873,815	5,874

Total Cash Equivalent (Cost $5,874) ($ Thousands)		5,874

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (A) (B) — 0.3%
U.S. Treasury Bills
0.051%, 07/24/2014	$349	$349

Total U.S. Treasury Obligation (Cost $349) ($ Thousands)		349

Total Investments — 99.7% (Cost $116,229) ($ Thousands) ††		$134,959

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	3	Mar-2014	$9
S&P 500 Index E-MINI	60	Mar-2014	93

			$102

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $135,397 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $116,229 ($ Thousands), and the unrealized appreciation and depreciation were $20,189 ($ Thousands) and $(1,459) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of inputs used as of February 28, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$128,736	$—	$—	$128,736
Cash Equivalent	5,874	—	—	5,874
U.S. Treasury Obligation	—	349	—	349

Total Investments in Securities	$134,610	$349	$—	$134,959

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$102	$—	$—	$102

Total Other Financial Instruments	$102	$—	$—	$102

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 11.7%
Advance Auto Parts	71,155	$9,062
Amazon.com *	2,400	869
AMC Networks, Cl A *	29,500	2,242
AutoZone *	79,774	42,954
Bally Technologies * (A)	24,660	1,671
Bed Bath & Beyond *	263,621	17,879
Best Buy	100,600	2,679
BorgWarner	20,200	1,241
Carter’s	14,500	1,092
CBS, Cl B	41,900	2,811
Chico’s FAS	41,675	689
Chipotle Mexican Grill, Cl A *	4,745	2,682
Cinemark Holdings	11,200	329
Comcast, Special Cl A	294,380	14,688
Comcast, Cl A	831,728	42,992
Delphi Automotive	181,690	12,095
Diamond Resorts International *	82,355	1,498
Dillard’s, Cl A	27,700	2,564
Discovery Communications, Cl A * (A)	39,100	3,258
Dollar General *	35,453	2,124
Dollar Tree *	296,889	16,261
Expedia (A)	7,225	567
Express *	5,100	93
Ford Motor	418,600	6,442
Francesca’s Holdings * (A)	53,525	1,047
GameStop, Cl A (A)	163,976	6,118
Gap	182,000	7,963
Garmin (A)	11,200	601
General Motors	12,500	453
Goodyear Tire & Rubber (A)	100,716	2,706
Graham Holdings, Cl B	3,924	2,820
Gray Television *	36,200	425
H&R Block	80,000	2,531
Harman International Industries	13,400	1,403
Hasbro	31,630	1,745
Home Depot	88,900	7,292
Houghton Mifflin Harcourt *	23,255	473
Hyatt Hotels, Cl A *	34,745	1,812
Iconix Brand Group * (A)	36,660	1,475
International Game Technology	34,000	513
Interpublic Group	139,000	2,463
J.C. Penney * (A)	30,980	226
Jack in the Box *	32,300	1,856
Johnson Controls	354,756	17,525
Kohl’s	60,675	3,409
L Brands	37,400	2,107
Lear	183,861	14,929
LifeLock * (A)	76,750	1,528
Lowe’s	146,800	7,344
Macy’s	537,557	31,103
Marriott Vacations Worldwide *	15,300	802
Mattel	15,400	574
Matthews International, Cl A	34,565	1,418
McDonald’s	151,932	14,456
Meredith (A)	7,400	346
MGM Resorts International *	60,854	1,676
Michael Kors Holdings *	114,500	11,224
Modine Manufacturing *	76,178	1,127
Mohawk Industries *	2,291	324

Description	Shares	Market Value ($ Thousands)

Morningstar	4,000	$335
NetFlix *	16,203	7,221
Newell Rubbermaid	69,900	2,245
News, Cl A *	10,900	200
NIKE, Cl B	51,700	4,048
Omnicom Group	17,004	1,287
O’Reilly Automotive *	15,900	2,399
PetSmart	8,600	577
priceline.com *	2,000	2,698
PVH	46,370	5,863
Ross Stores	229,315	16,694
Scripps Networks Interactive, Cl A	13,400	1,089
Staples (A)	116,100	1,578
Starbucks	198,378	14,077
Starz *	315,122	10,078
Steven Madden *	41,385	1,509
Target	120,202	7,517
Taylor Morrison Home, Cl A *	61,415	1,543
Tenneco *	20,975	1,264
Thomson Reuters (A)	95,667	3,285
Thor Industries (A)	17,200	963
Time Warner	120,000	8,056
Time Warner Cable, Cl A	37,000	5,193
TJX	229,190	14,086
Tractor Supply	21,900	1,545
TripAdvisor * (A)	38,200	3,829
TRW Automotive Holdings *	36,705	3,022
Twenty-First Century Fox, Cl A	512,430	17,187
VF	24,300	1,424
Viacom, Cl B	350,830	30,778
Walt Disney	129,450	10,461
Whirlpool	77,828	11,256
Wyndham Worldwide	39,800	2,901
Wynn Resorts	2,800	679
zulily, Cl A * (A)	60,468	4,135

		543,618

Consumer Staples — 8.7%
Altria Group	456,637	16,558
Archer-Daniels-Midland	476,158	19,332
Avon Products	149,700	2,316
Campbell Soup (A)	20,200	875
Chiquita Brands International *	18,100	198
Clorox	7,300	637
Coca-Cola	371,974	14,209
Coca-Cola Enterprises	58,500	2,754
Colgate-Palmolive	79,000	4,964
Constellation Brands, Cl A *	37,800	3,063
Costco Wholesale	46,700	5,454
CVS Caremark	510,558	37,342
General Mills	44,800	2,241
Henkel	127,678	12,924
Hershey	18,500	1,958
Hormel Foods	52,500	2,491
JM Smucker	34,100	3,410
Kellogg	165,650	10,053
Kimberly-Clark	73,872	8,152
Kroger	733,762	30,774
Lorillard	96,800	4,749
McCormick (A)	12,600	837
Molson Coors Brewing, Cl B	347,535	19,751
Mondelez International, Cl A	817,073	27,805
Nu Skin Enterprises, Cl A (A)	45,596	3,808

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

PepsiCo	426,966	$34,187
Philip Morris International	466,401	37,736
Procter & Gamble	273,701	21,529
Reynolds American	14,300	727
Safeway	70,700	2,648
Sysco	234,860	8,460
Tyson Foods, Cl A (A)	409,275	16,146
Walgreen	38,100	2,589
Wal-Mart Stores	563,745	42,112
Whole Foods Market	9,100	492

		403,281

Energy — 9.5%
Anadarko Petroleum	108,500	9,131
Apache	70,300	5,574
Athlon Energy *	50,645	1,882
Baker Hughes	31,800	2,012
Cabot Oil & Gas	130,300	4,560
Chesapeake Energy	68,344	1,771
Chevron	866,398	99,922
ConocoPhillips	589,170	39,180
CONSOL Energy	345,535	13,856
Devon Energy	42,332	2,727
Diamond Offshore Drilling (A)	18,285	865
Dril-Quip *	3,600	387
Ensco, Cl A	132,000	6,951
EOG Resources	35,575	6,739
EP Energy, Cl A * (A)	75,800	1,412
EQT	51,449	5,263
Exxon Mobil	491,205	47,288
Frank’s International	73,115	1,728
Halliburton	120,380	6,862
Helmerich & Payne	9,300	918
Kinder Morgan	158,770	5,057
Marathon Oil	65,100	2,181
Marathon Petroleum	111,316	9,351
Murphy Oil (A)	67,413	4,002
National Oilwell Varco	381,250	29,372
Newfield Exploration *	10,000	282
Noble	10,000	311
Noble Energy	372,950	25,644
Occidental Petroleum	131,916	12,733
Phillips 66	310,413	23,237
Pioneer Natural Resources	16,000	3,219
Schlumberger	385,145	35,818
Solazyme * (A)	60,010	736
Transocean (A)	260,555	11,048
Valero Energy	256,107	12,288
World Fuel Services (A)	83,432	3,756
WPX Energy *	48,700	858

		438,921

Financials — 15.2%
Aflac	36,300	2,326
Allstate	189,964	10,307
American Assets Trust ‡	3,300	109
American Capital Mortgage Investment ‡	32,000	646
American Equity Investment Life Holding (A)	77,220	1,688
American Express	443,191	40,455
American Financial Group	18,000	1,029
American International Group	771,519	38,399
Ameriprise Financial	27,136	2,958

Description	Shares	Market Value ($ Thousands)

Annaly Capital Management ‡	64,600	$722
Aon	11,600	993
Arch Capital Group *	33,605	1,886
Assurant	26,900	1,765
Axis Capital Holdings	47,400	2,084
Bank of America	1,202,918	19,884
Bank of New York Mellon	33,100	1,059
Berkshire Hathaway, Cl B *	164,074	18,996
BlackRock, Cl A	37,900	11,553
Capital One Financial	97,145	7,133
CBRE Group, Cl A *	564,849	15,787
Chambers Street Properties ‡ (A)	61,100	483
Charles Schwab	111,300	2,951
Cincinnati Financial	61,200	2,869
CIT Group	423,120	20,597
Citigroup	1,027,484	49,967
CME Group, Cl A	119,780	8,842
CNA Financial	43,592	1,809
Digital Realty Trust ‡ (A)	110,790	6,001
Discover Financial Services	588,673	33,778
E*TRADE Financial *	95,600	2,148
East West Bancorp	52,695	1,881
Everest Re Group	5,765	860
Extra Space Storage ‡	50,870	2,498
Fifth Third Bancorp	26,800	581
Franklin Resources	152,000	8,094
Franklin Street Properties ‡	42,800	536
Genworth Financial, Cl A *	192,700	2,995
Goldman Sachs Group	87,700	14,598
Hartford Financial Services Group	473,735	16,671
HCC Insurance Holdings	36,875	1,619
Hospitality Properties Trust ‡	27,100	718
Howard Hughes *	4,054	560
Huntington Bancshares	187,881	1,791
IntercontinentalExchange Group	86,329	18,029
Jones Lang LaSalle	123,305	15,191
JPMorgan Chase	1,404,548	79,806
Kemper	5,100	198
KeyCorp	639,700	8,425
Kilroy Realty ‡	39,460	2,270
LaSalle Hotel Properties ‡	40,300	1,263
Legg Mason	67,560	3,105
Lexington Realty Trust ‡	46,110	526
Lincoln National	187,510	9,400
Marsh & McLennan	344,600	16,596
McGraw Hill Financial	325,000	25,890
Moody’s	40,500	3,200
Morgan Stanley	101,900	3,138
NASDAQ OMX Group	142,300	5,463
Nelnet, Cl A	20,800	835
Ocwen Financial *	37,834	1,416
PacWest Bancorp (A)	53,930	2,341
PartnerRe	54,300	5,369
People’s United Financial (A)	3,800	54
PNC Financial Services Group	56,995	4,661
Popular *	90,771	2,595
Principal Financial Group	60,200	2,730
Progressive	84,030	2,058
Prudential Financial	28,000	2,368
Public Storage ‡	72,397	12,235

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Realogy Holdings *	78,040	$3,704
Regions Financial	1,149,855	12,234
Reinsurance Group of America, Cl A	27,310	2,103
Resource Capital ‡	20,300	118
RLJ Lodging Trust ‡	61,400	1,596
Signature Bank NY *	12,505	1,637
Simon Property Group ‡	3,989	643
SLM	123,200	2,949
Springleaf Holdings, Cl A *	69,290	1,952
State Street	10,300	676
SunTrust Banks	8,600	324
T. Rowe Price Group	158,752	12,886
Torchmark (A)	35,200	2,728
Travelers	129,400	10,849
Unum Group	61,000	2,122
US Bancorp	617,391	25,399
Ventas ‡	12,300	768
Waddell & Reed Financial, Cl A	40,500	2,823
Wells Fargo	566,930	26,317
Winthrop Realty Trust ‡	4,500	52
Wintrust Financial	37,895	1,754
XL Group, Cl A	27,600	839

		706,261

Health Care — 15.2%
Abbott Laboratories	292,800	11,648
AbbVie	448,135	22,814
Actavis * (A)	130,444	28,805
Aetna	60,195	4,377
Alexion Pharmaceuticals *	4,800	849
Allergan	241,910	30,723
AmerisourceBergen	301,558	20,461
Amgen	154,489	19,160
Aratana Therapeutics *	40,300	942
Baxter International	40,390	2,807
Becton Dickinson (A)	28,500	3,284
Biogen Idec *	47,400	16,148
Boston Scientific *	362,200	4,745
Bristol-Myers Squibb	245,682	13,210
Brookdale Senior Living, Cl A *	45,925	1,540
C.R. Bard	24,500	3,532
Cardinal Health	113,823	8,142
CareFusion *	175,673	7,120
Celgene *	146,774	23,594
Cerner *	32,400	1,988
Cigna	139,100	11,071
Covidien	322,500	23,204
Eli Lilly	84,900	5,061
Express Scripts Holding *	548,012	41,271
Forest Laboratories *	177,097	17,279
Gilead Sciences *	308,890	25,573
Henry Schein *	13,538	1,612
Hospira *	12,500	541
Humana	21,600	2,429
Incyte *	93,697	6,021
Intrexon * (A)	24,005	624
Intuitive Surgical *	37,640	16,743
Jazz Pharmaceuticals *	16,000	2,431
Johnson & Johnson	699,851	64,470
Laboratory Corp of America Holdings * (A)	12,000	1,122
Magellan Health Services *	36,640	2,240
McKesson	191,000	33,816

Description	Shares	Market Value ($ Thousands)

Medtronic	128,576	$7,619
Merck	177,277	10,103
Mylan Laboratories *	33,600	1,867
Patterson	4,100	169
PerkinElmer	5,900	268
Perrigo	1,800	296
Pfizer	3,061,121	98,293
Quest Diagnostics (A)	10,300	546
Quintiles Transnational Holdings *	39,490	2,138
Seattle Genetics * (A)	9,937	522
Sirona Dental Systems *	22,310	1,572
St. Jude Medical	36,400	2,450
Stryker	22,800	1,830
Tenet Healthcare *	1,200	53
Thermo Fisher Scientific	143,970	17,930
UnitedHealth Group	476,334	36,806
Vertex Pharmaceuticals *	95,760	7,743
WellPoint	103,600	9,385
Zoetis, Cl A	780,016	24,196

		705,183

Industrials — 10.1%
3M	165,192	22,256
ACCO Brands *	172,020	1,018
Actuant, Cl A (A)	40,125	1,407
AECOM Technology *	9,800	313
Air Lease, Cl A	50,555	1,868
Alaska Air Group	23,725	2,056
Allegion	21,333	1,160
Altra Holdings	27,520	974
AMERCO	1,000	233
American Airlines Group * (A)	114,555	4,231
AO Smith	13,400	666
BE Aerospace *	15,850	1,335
Boeing	139,643	18,003
Canadian National Railway (A)	411,610	23,272
Cintas	9,800	595
CSX	420,990	11,665
Danaher	33,900	2,593
Deere	204,165	17,544
Delta Air Lines	115,400	3,832
Dover	20,800	1,961
Dun & Bradstreet (A)	14,800	1,468
Eaton	138,185	10,324
Echo Global Logistics *	63,539	1,011
EMCOR Group	29,780	1,393
Emerson Electric	397,568	25,945
Equifax	13,900	974
Flowserve	27,000	2,193
General Dynamics	23,135	2,534
General Electric	1,561,583	39,774
Hertz Global Holdings *	14,839	416
Honeywell International	240,793	22,740
Illinois Tool Works	20,700	1,708
Ingersoll-Rand	21,100	1,290
Jacobs Engineering Group *	38,766	2,351
Joy Global (A)	132,195	7,271
Kennametal	27,225	1,191
L-3 Communications Holdings, Cl 3	67,660	7,808
Lennox International	5,100	469
Lockheed Martin	19,600	3,181
Manpowergroup	26,536	2,074

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Masco	342,200	$7,990
MasTec * (A)	29,835	1,222
Matson	19,100	461
MRC Global *	32,100	826
Nielsen Holdings	4,600	218
Norcraft *	47,680	828
Norfolk Southern	56,000	5,147
Northrop Grumman	250,207	30,283
Oshkosh Truck	106,100	6,136
Parker Hannifin	16,800	2,025
Pentair	7,900	638
Pitney Bowes (A)	71,100	1,810
Precision Castparts	700	181
Quanta Services *	39,445	1,389
Raytheon	267,781	26,218
Republic Services, Cl A	35,600	1,214
Robert Half International	156,943	6,425
Rockwell Automation	10,200	1,253
Rockwell Collins (A)	2,200	182
Roper Industries	3,100	420
Snap-on	20,500	2,299
Southwest Airlines	183,562	4,119
Stericycle *	5,700	650
Teledyne Technologies *	2,400	235
Toro	21,640	1,433
TriMas *	46,880	1,576
Tyco International	1,014,850	42,806
UniFirst	3,700	406
Union Pacific	94,100	16,974
United Parcel Service, Cl B	120,400	11,531
United Technologies	233,268	27,297
Waste Management	12,100	502
Woodward Governor	29,280	1,276
WW Grainger	36,297	9,256

		468,323

Information Technology — 18.2%
Accenture, Cl A	238,939	19,916
Activision Blizzard	315,186	6,099
Alliance Data Systems * (A)	8,200	2,338
Amdocs	244,670	10,883
Amphenol, Cl A	400	35
Ansys *	2,600	217
Apple	235,062	123,699
Applied Materials	106,000	2,010
Arrow Electronics *	4,900	278
Automatic Data Processing	78,600	6,113
Avnet	208,300	9,067
Blackhawk Network Holdings, Cl A * (A)	62,225	1,542
Booz Allen Hamilton Holding, Cl A	59,117	1,243
Broadridge Financial Solutions	17,600	665
BroadSoft *	25,800	774
Brocade Communications Systems *	443,959	4,249
CA	96,900	3,246
Cisco Systems	1,275,455	27,805
Citrix Systems *	78,275	4,700
Cognizant Technology Solutions, Cl A *	139,177	14,483
Computer Sciences	11,300	714
Convergys	43,700	895
CoreLogic *	31,600	1,030

Description	Shares	Market Value ($ Thousands)

Corning	292,220	$5,631
Cree * (A)	21,395	1,314
DST Systems	26,800	2,519
eBay *	387,670	22,783
Electronic Arts *	172,349	4,927
EMC (A)	639,930	16,875
Facebook, Cl A *	431,183	29,519
FactSet Research Systems (A)	60,350	6,354
Fidelity National Information Services	47,100	2,619
First Solar * (A)	6,500	371
Fiserv *	58,600	3,402
FLIR Systems	74,205	2,533
Genpact *	117,700	1,963
Google, Cl A *	76,833	93,402
Harris	49,800	3,676
Hewlett-Packard	851,218	25,434
iGATE *	30,400	1,029
Informatica *	22,295	927
Ingram Micro, Cl A *	465,295	13,703
Intel	1,013,779	25,101
InterDigital	41,880	1,278
International Business Machines	287,171	53,176
Intuit	34,200	2,673
j2 Global (A)	39,440	2,027
Jabil Circuit	32,600	604
Kla-Tencor	5,800	378
Lexmark International, Cl A (A)	18,485	779
Linear Technology	61,100	2,862
Littelfuse	13,015	1,228
LSI	36,047	400
Mastercard, Cl A	285,720	22,206
Micron Technology * (A)	516,636	12,497
Microsoft	1,488,202	57,013
NetApp	10,100	408
Netscout Systems *	53,240	2,022
NetSuite *	82,467	9,491
NeuStar, Cl A *	4,100	147
NXP Semiconductor *	121,245	6,818
ON Semiconductor *	86,330	806
Oracle	620,216	24,257
Paychex	35,600	1,487
Qualcomm	468,816	35,297
Red Hat *	141,490	8,346
SanDisk	9,200	684
Science Applications International (A)	44,149	1,647
Seagate Technology	42,600	2,223
ServiceNow * (A)	20,505	1,396
Skyworks Solutions *	43,900	1,557
Splunk *	4,922	457
SS&C Technologies Holdings *	20,076	777
Sykes Enterprises *	5,100	100
Symantec	253,500	5,445
Synaptics *	13,895	904
SYNNEX *	1,500	89
Syntel	12,600	1,189
TE Connectivity	90,918	5,326
Teradyne	51,740	1,049
Texas Instruments	176,065	7,916
TIBCO Software *	178,115	3,881
Total System Services	22,800	694

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

VeriSign * (A)	9,500	$524
Visa, Cl A	94,102	21,261
Web.com Group *	40,125	1,463
Western Digital	295,946	25,744
Western Union	80,100	1,340
Xerox	88,300	970
Xilinx	38,840	2,027
Yahoo! *	126,000	4,872

		845,818

Materials — 3.9%
Air Products & Chemicals	51,040	6,192
Airgas	8,400	906
Bemis	36,400	1,430
Carpenter Technology	21,325	1,261
Dow Chemical	313,090	15,251
E.I. du Pont de Nemours	67,591	4,503
Eastman Chemical	121,265	10,602
Ecolab	25,500	2,748
FMC	13,300	1,027
Freeport-McMoRan Copper & Gold, Cl B	382,399	12,474
International Flavors & Fragrances	14,000	1,313
KapStone Paper and Packaging *	32,270	1,026
Louisiana-Pacific *	79,200	1,488
LyondellBasell Industries, Cl A	391,592	34,491
Monsanto	192,665	21,197
Owens-Illinois *	42,390	1,438
PPG Industries	50,710	10,032
Praxair	81,240	10,591
Rock Tenn, Cl A	12,790	1,427
Rockwood Holdings	16,950	1,337
Schweitzer-Mauduit International	34,955	1,682
Sealed Air	46,200	1,573
Sherwin-Williams	15,200	3,047
Silver Wheaton	20,635	527
Southern Copper	29,200	891
Taminco *	89,235	2,027
United States Steel (A)	35,100	850
US Silica Holdings (A)	218,990	7,183
Vulcan Materials (A)	315,510	21,433
Westlake Chemical	17,800	2,373

		182,320

Telecommunication Services — 1.8%
AT&T (A)	1,316,380	42,032
T-Mobile US	99,451	3,033
Verizon Communications	804,086	38,259

		83,324

Utilities — 2.0%
AES	578,200	7,892
AGL Resources	49,000	2,305
American Water Works	44,200	1,982
CMS Energy	156,330	4,445
Dominion Resources	57,800	4,011
DTE Energy	77,323	5,549
Duke Energy	151,201	10,717
Edison International	323,656	16,950
Exelon	360,420	10,960
ITC Holdings	11,124	1,141

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)

New Jersey Resources	5,600	$252
NextEra Energy	59,500	5,438
NiSource	53,000	1,845
NRG Energy	45,100	1,311
Pattern Energy Group, Cl A	60,345	1,654
PPL	226,900	7,327
SCANA	54,400	2,693
Sempra Energy	43,000	4,062
Southern (A)	28,600	1,211
UGI	13,800	617
Xcel Energy	42,700	1,293

		93,655

Total Common Stock (Cost $3,777,212) ($ Thousands)		4,470,704

PREFERRED STOCK — 0.1%

Preferred Stock — 0.1%
Henkel	31,412	3,508

Total Preferred Stock (Cost $2,784) ($ Thousands)		3,508

AFFILIATED PARTNERSHIP — 4.4%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	201,901,894	201,902

Total Affiliated Partnership (Cost $201,902) ($ Thousands)		201,902

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	111,958,484	111,958

Total Cash Equivalent (Cost $111,958) ($ Thousands)		111,958

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.065%, 07/24/2014	$9,829	9,827
0.050%, 03/20/2014	200	200

Total U.S. Treasury Obligations (Cost $10,026) ($ Thousands)		10,027

Total Investments — 103.3% (Cost $4,103,882) ($ Thousands) ††		$4,798,099

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	1,349	Mar-2014	$2,661

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,643,057 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2014

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $4,103,882 ($ Thousands), and the unrealized appreciation and depreciation were $714,946 ($ Thousands) and $(20,729) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $196,149 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $201,902 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,470,704	$—	$—	$4,470,704
Preferred Stock	3,508	—	—	3,508
Affiliated Partnership	—	201,902	—	201,902
Cash Equivalent	111,958	—	—	111,958
U.S. Treasury Obligations	—	10,027	—	10,027

Total Investments in Securities	$4,586,170	$211,929	$—	$4,798,099

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,661	$—	$—	$2,661

Total Other Financial Instruments	$2,661	$—	$—	$2,661

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Consumer Discretionary — 13.2%
Aaron’s	7,400	$227
Abercrombie & Fitch, Cl A (A)	9,502	377
Advance Auto Parts	6,008	765
Allison Transmission Holdings	2,500	74
Amazon.com *	35,589	12,887
AMC Networks, Cl A *	7,085	539
American Eagle Outfitters	24,371	354
Apollo Education Group, Cl A *	12,264	409
Ascena Retail Group *	15,200	278
AutoNation *	4,332	228
AutoZone *	3,507	1,888
Bally Technologies * (A)	4,500	305
Bed Bath & Beyond *	21,515	1,459
Best Buy	24,947	664
Big Lots *	7,100	210
BorgWarner (A)	21,364	1,313
Brinker International	6,283	346
Burger King Worldwide	13,000	345
Cabela’s *	3,300	219
Cablevision Systems, Cl A	20,742	365
Carmax *	20,460	991
Carnival, Cl A	40,900	1,622
Carter’s	6,000	452
CBS, Cl B	60,369	4,050
Charter Communications, Cl A *	5,500	697
Chico’s FAS	17,700	293
Chipotle Mexican Grill, Cl A *	3,019	1,706
Choice Hotels International (A)	2,584	126
Cinemark Holdings	8,700	256
Clear Channel Outdoor Holdings, Cl A	700	7
Coach	27,567	1,346
Comcast, Cl A	254,225	13,141
CST Brands	7,148	233
Darden Restaurants	12,222	624
Deckers Outdoor *	2,600	193
Delphi Automotive	30,800	2,050
DeVry Education Group (A)	7,600	319
Dick’s Sporting Goods	10,658	572
Dillard’s, Cl A	3,000	278
DIRECTV *	48,439	3,759
Discovery Communications, Cl A * (A)	21,800	1,816
DISH Network, Cl A *	19,162	1,128
Dollar General *	29,000	1,737
Dollar Tree *	17,858	978
Domino’s Pizza	6,000	474
DR Horton (A)	26,068	640
DreamWorks Animation SKG, Cl A *	6,434	192
DSW, Cl A	7,200	277
Dunkin’ Brands Group (A)	9,800	506
Expedia (A)	10,167	799
Family Dollar Stores	10,362	678
Foot Locker	16,169	674
Ford Motor	374,584	5,765
Fossil Group *	4,000	460
GameStop, Cl A (A)	11,000	410
Gannett	21,259	632

Description	Shares	Market Value ($ Thousands)

Gap	25,421	$1,112
Garmin (A)	13,500	724
General Motors	122,000	4,416
Gentex	15,432	484
Genuine Parts	15,071	1,328
GNC Holdings, Cl A	9,100	423
Goodyear Tire & Rubber (A)	26,452	711
Graham Holdings, Cl B	557	400
Groupon, Cl A * (A)	44,900	373
Guess?	7,700	234
H&R Block	28,825	912
Hanesbrands	10,643	780
Harley-Davidson (A)	22,003	1,454
Harman International Industries	6,268	656
Hasbro	12,367	682
Home Depot	141,615	11,617
HomeAway * (A)	4,300	197
Hyatt Hotels, Cl A *	5,700	297
International Game Technology	27,943	422
Interpublic Group	34,875	618
J.C. Penney * (A)	22,351	163
Jarden *	12,050	741
John Wiley & Sons, Cl A (A)	5,842	339
Johnson Controls	65,845	3,253
Kohl’s	20,719	1,164
L Brands	23,557	1,327
Lamar Advertising, Cl A *	7,040	377
Las Vegas Sands	38,693	3,299
Lear	8,400	682
Leggett & Platt (A)	11,219	360
Lennar, Cl A (A)	15,430	677
Liberty Global, Cl A *	35,490	3,072
Liberty Interactive, Cl A *	51,847	1,514
Liberty Media *	8,320	1,141
Liberty Ventures, Ser A *	2,903	414
Lions Gate Entertainment (A)	10,400	320
LKQ *	30,300	845
Lowe’s	105,910	5,299
Macy’s	34,130	1,975
Madison Square Garden, Cl A *	5,360	306
Marriott International, Cl A	22,487	1,219
Mattel	33,942	1,267
McDonald’s	97,380	9,266
MGM Resorts International *	30,839	850
Michael Kors Holdings *	19,800	1,941
Mohawk Industries *	5,066	717
Morningstar	3,100	259
Murphy USA *	5,788	235
NetFlix *	4,800	2,139
Newell Rubbermaid	28,565	917
News, Cl A *	49,146	901
NIKE, Cl B	68,934	5,397
Nordstrom (A)	14,412	886
Norwegian Cruise Line Holdings *	3,300	113
NVR *	524	625
Omnicom Group	25,444	1,926
O’Reilly Automotive *	10,740	1,620
Panera Bread, Cl A * (A)	3,162	573
Penn National Gaming *	8,189	105
PetSmart	8,373	561
Polaris Industries (A)	6,500	871

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

priceline.com *	5,000	$6,744
PulteGroup	31,745	666
PVH	8,200	1,037
Ralph Lauren, Cl A	5,080	818
Regal Entertainment Group, Cl A (A)	7,388	136
Ross Stores	21,553	1,569
Royal Caribbean Cruises	17,100	905
Sally Beauty Holdings *	15,500	445
Scripps Networks Interactive, Cl A	9,172	745
Sears Holdings * (A)	3,428	153
Service International	14,794	277
Signet Jewelers	8,700	831
Sirius XM Holdings * (A)	281,700	1,017
Six Flags Entertainment	8,500	347
Staples (A)	56,364	766
Starbucks	72,706	5,159
Starwood Hotels & Resorts Worldwide	19,084	1,574
Starz *	13,420	429
Target	63,285	3,958
Tempur Sealy International *	7,300	379
Tesla Motors * (A)	8,100	1,983
Thomson Reuters	36,500	1,253
Thor Industries (A)	5,500	308
Tiffany	11,225	1,047
Time Warner	90,479	6,074
Time Warner Cable, Cl A	28,484	3,998
TJX	70,308	4,321
Toll Brothers *	15,751	614
Tractor Supply	11,800	833
TripAdvisor * (A)	11,267	1,129
TRW Automotive Holdings *	11,393	938
Tupperware Brands	4,800	377
Twenty-First Century Fox, Cl A	193,885	6,503
Ulta Salon Cosmetics & Fragrance *	6,852	615
Under Armour, Cl A * (A)	7,900	894
Urban Outfitters *	8,220	308
VF	31,168	1,826
Viacom, Cl B	43,969	3,857
Visteon *	5,400	451
Walt Disney	174,372	14,091
Weight Watchers International (A)	3,362	71
Wendy’s (A)	24,175	232
Whirlpool	6,787	982
Williams-Sonoma (A)	7,562	440
Wyndham Worldwide	13,568	989
Wynn Resorts	7,896	1,915
Yum! Brands	40,748	3,019

		247,652

Consumer Staples — 8.5%
Altria Group	194,340	7,047
Archer-Daniels-Midland	59,379	2,411
Avon Products	35,206	545
Beam	13,720	1,138
Brown-Forman, Cl B	13,827	1,159
Bunge	13,500	1,075
Campbell Soup	14,278	618
Church & Dwight	11,507	782

Description	Shares	Market Value ($ Thousands)

Clorox (A)	12,103	$1,057
Coca-Cola	370,340	14,147
Coca-Cola Enterprises	22,215	1,046
Colgate-Palmolive	90,550	5,689
ConAgra Foods	40,686	1,156
Constellation Brands, Cl A *	15,631	1,266
Costco Wholesale	42,481	4,962
CVS Caremark	119,052	8,707
Dean Foods *	11,593	171
Dr. Pepper Snapple Group (A)	20,600	1,073
Energizer Holdings	6,741	656
Estee Lauder, Cl A	22,808	1,570
Flowers Foods	11,825	243
Fresh Market *	2,500	84
General Mills	58,292	2,916
Green Mountain Coffee Roasters (A)	13,600	1,493
Herbalife (A)	9,000	600
Hershey	14,698	1,555
Hillshire Brands	8,800	330
Hormel Foods	14,478	687
Ingredion	7,100	468
JM Smucker	9,811	981
Kellogg	25,503	1,548
Kimberly-Clark	37,618	4,151
Kraft Foods Group	58,802	3,250
Kroger	46,173	1,936
Lorillard	37,250	1,827
McCormick	13,293	883
Mead Johnson Nutrition, Cl A	19,886	1,622
Molson Coors Brewing, Cl B	12,262	697
Mondelez International, Cl A	173,206	5,894
Monster Beverage *	11,200	829
Nu Skin Enterprises, Cl A	5,500	459
PepsiCo	149,852	11,999
Philip Morris International	158,468	12,822
Procter & Gamble	264,774	20,827
Reynolds American	30,920	1,572
Safeway	25,620	959
Sysco (A)	52,848	1,904
Tyson Foods, Cl A	26,965	1,064
Walgreen	92,125	6,260
Wal-Mart Stores	156,079	11,659
WhiteWave Foods, Cl A *	11,922	337
Whole Foods Market	33,004	1,784

		159,915

Energy — 9.2%
Anadarko Petroleum	49,040	4,127
Antero Resources *	2,200	133
Apache	35,459	2,812
Atwood Oceanics *	7,200	341
Baker Hughes	39,540	2,502
Cabot Oil & Gas	41,300	1,445
Cameron International *	22,744	1,457
Cheniere Energy *	23,300	1,152
Chesapeake Energy (A)	56,766	1,471
Chevron	187,202	21,590
Cimarex Energy	8,700	1,007
Cobalt International Energy *	25,100	484
Concho Resources *	9,600	1,163
ConocoPhillips	118,976	7,912
CONSOL Energy	18,944	760

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Continental Resources * (A)	4,800	$574
Denbury Resources	39,324	643
Devon Energy	36,413	2,346
Diamond Offshore Drilling (A)	6,209	294
Dresser-Rand Group *	6,034	328
Dril-Quip *	4,400	473
Energen	7,737	623
EOG Resources	26,545	5,028
EQT	14,666	1,500
Exxon Mobil	428,638	41,265
FMC Technologies *	23,020	1,157
Golar LNG (A)	5,500	201
Gulfport Energy *	7,200	476
Halliburton	82,936	4,727
Helmerich & Payne	9,250	914
Hess	27,512	2,202
HollyFrontier	20,326	926
Kinder Morgan	59,222	1,886
Kosmos Energy *	9,200	101
Laredo Petroleum Holdings *	2,000	52
Marathon Oil	63,476	2,126
Marathon Petroleum	28,988	2,435
McDermott International *	12,400	103
Murphy Oil	17,554	1,042
Nabors Industries	26,800	617
National Oilwell Varco	38,680	2,980
Newfield Exploration *	16,699	471
Noble Energy	32,124	2,209
Oasis Petroleum *	8,600	375
Occidental Petroleum	78,454	7,572
Oceaneering International	10,900	780
Oil States International *	5,700	541
ONEOK	18,958	1,121
Patterson-UTI Energy	15,732	458
PBF Energy, Cl A	2,900	73
Peabody Energy	24,774	435
Phillips 66	57,788	4,326
Pioneer Natural Resources	12,244	2,463
QEP Resources	16,646	482
Range Resources	15,939	1,372
Rowan, Cl A *	12,686	423
RPC (A)	5,550	102
SandRidge Energy * (A)	60,700	391
Schlumberger	128,863	11,984
Seadrill	34,600	1,279
SM Energy	7,200	531
Southwestern Energy *	34,376	1,421
Spectra Energy	59,809	2,230
Superior Energy Services	12,300	364
Teekay	3,800	227
Tesoro	11,046	563
Tidewater	6,370	310
Ultra Petroleum * (A)	18,600	468
Unit *	6,027	370
Valero Energy	48,936	2,348
Whiting Petroleum *	9,500	653
Williams	61,246	2,529
World Fuel Services (A)	8,900	401
WPX Energy *	22,248	392

		173,039

Description	Shares	Market Value ($ Thousands)

Financials — 16.5%
ACE	30,800	$3,014
Affiliated Managers Group *	4,820	906
Aflac	42,056	2,695
Alexandria Real Estate Equities ‡ (A)	8,300	601
Alleghany *	1,804	695
Allied World Assurance Holdings	3,700	369
Allstate	42,025	2,280
American Campus Communities ‡	11,600	428
American Capital *	27,500	428
American Capital Agency ‡	39,859	888
American Express	92,134	8,410
American Financial Group	7,014	401
American International Group	143,823	7,158
American National Insurance	222	25
American Tower, Cl A ‡	38,022	3,098
Ameriprise Financial	18,000	1,962
Annaly Capital Management ‡	79,211	886
Aon	27,744	2,375
Apartment Investment & Management, Cl A ‡	10,199	305
Arch Capital Group *	13,100	735
Ares Capital	30,203	545
Arthur J Gallagher	12,004	555
Aspen Insurance Holdings	7,000	263
Associated Banc	21,584	360
Assurant	7,093	465
Assured Guaranty	15,100	371
AvalonBay Communities ‡	12,741	1,643
Axis Capital Holdings	12,700	558
Bank of America	1,042,463	17,232
Bank of Hawaii	5,582	326
Bank of New York Mellon	113,709	3,639
BankUnited	3,600	121
BB&T	63,006	2,382
Berkshire Hathaway, Cl B *	173,900	20,134
BioMed Realty Trust ‡ (A)	19,100	395
BlackRock, Cl A	12,785	3,897
BOK Financial	3,275	212
Boston Properties ‡	14,884	1,673
Brandywine Realty Trust ‡	18,000	264
BRE Properties ‡	7,020	434
Brown & Brown	14,324	431
Camden Property Trust ‡	6,347	423
Capital One Financial	57,125	4,195
CapitalSource	23,782	350
CBL & Associates Properties ‡	15,700	279
CBOE Holdings	7,900	427
CBRE Group, Cl A *	22,617	632
Charles Schwab	98,785	2,619
Chimera Investment ‡	127,100	405
Chubb	23,218	2,031
Cincinnati Financial	13,486	632
CIT Group	19,400	944
Citigroup	294,604	14,326
City National (A)	3,538	265
CME Group, Cl A	28,370	2,094
CNA Financial	1,700	70
Comerica	15,553	749
Commerce Bancshares	7,088	317
CommonWealth ‡	14,325	389

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Corporate Office Properties Trust ‡	10,300	$275
Corrections Corp of America ‡	10,240	341
Cullen/Frost Bankers (A)	4,568	341
DDR ‡	32,100	533
Digital Realty Trust ‡ (A)	12,000	650
Discover Financial Services	44,089	2,530
Douglas Emmett ‡	14,000	377
Duke Realty ‡	33,309	560
E*TRADE Financial *	30,600	688
East West Bancorp	12,300	439
Eaton Vance	11,010	417
Endurance Specialty Holdings	5,400	282
Equity Lifestyle Properties ‡	10,200	411
Equity Residential ‡	35,487	2,075
Erie Indemnity, Cl A	2,419	176
Essex Property Trust ‡ (A)	3,569	597
Everest Re Group	4,900	731
Extra Space Storage ‡	10,100	496
Federal Realty Investment Trust ‡	6,096	679
Federated Investors, Cl B (A)	9,458	259
Fidelity National Financial, Cl A	27,252	901
Fifth Third Bancorp	86,082	1,868
First Citizens BancShares, Cl A	600	135
First Horizon National	31,256	374
First Niagara Financial Group	24,600	223
First Republic Bank	12,800	665
Forest City Enterprises, Cl A *	17,642	344
Franklin Resources	36,709	1,955
Fulton Financial	24,795	305
Gaming and Leisure Properties ‡ (A)	9,792	373
General Growth Properties ‡	47,853	1,054
Genworth Financial, Cl A *	47,792	743
Goldman Sachs Group	44,675	7,436
Hanover Insurance Group	4,693	276
Hartford Financial Services Group	44,810	1,577
Hatteras Financial ‡	12,100	239
HCC Insurance Holdings	10,741	471
HCP ‡ (A)	44,674	1,732
Health Care ‡	27,883	1,638
Healthcare Trust of America, Cl A ‡	1,600	18
Home Properties ‡	3,700	218
Hospitality Properties Trust ‡	15,366	407
Host Hotels & Resorts ‡	72,740	1,431
Howard Hughes *	4,273	590
Hudson City Bancorp	48,328	459
Huntington Bancshares	88,434	843
ING US	9,700	348
Interactive Brokers Group, Cl A	2,200	49
IntercontinentalExchange Group	10,280	2,147
Invesco	43,600	1,495
Jones Lang LaSalle	4,000	493
JPMorgan Chase	365,134	20,747
Kemper	6,260	243
KeyCorp	84,895	1,118
Kilroy Realty ‡	8,100	466
Kimco Realty ‡	33,644	749

Description	Shares	Market Value ($ Thousands)

Lazard, Cl A	11,700	$526
Legg Mason (A)	10,081	463
Leucadia National	29,206	816
Liberty Property Trust ‡	12,806	490
Lincoln National	26,188	1,313
Loews	30,036	1,306
LPL Financial Holdings	5,700	306
M&T Bank (A)	12,634	1,473
Macerich ‡	13,611	818
Mack-Cali Realty ‡	10,898	242
Markel *	1,450	838
Marsh & McLennan	49,565	2,387
MBIA *	13,559	184
McGraw-Hill	24,439	1,947
Mercury General	2,396	109
MetLife	87,209	4,419
MFA Mortgage Investments ‡	44,200	347
Mid-America Apartment Communities ‡	5,900	399
Moody’s	19,027	1,503
Morgan Stanley	148,478	4,573
MSCI, Cl A *	11,100	485
NASDAQ OMX Group	12,000	461
National Retail Properties ‡ (A)	11,400	409
New York Community Bancorp (A)	46,372	741
Northern Trust	23,405	1,448
Ocwen Financial *	10,800	404
Old Republic International	27,890	434
Omega Healthcare Investors ‡	8,500	272
PartnerRe	4,500	445
People’s United Financial (A)	28,134	399
Piedmont Office Realty Trust, Cl A ‡ (A)	21,400	370
Plum Creek Timber ‡ (A)	17,621	763
PNC Financial Services Group	51,722	4,230
Popular *	10,653	305
Post Properties ‡	6,700	325
Principal Financial Group	28,708	1,302
ProAssurance	7,600	345
Progressive	59,280	1,452
Prologis ‡	49,118	2,023
Protective Life	5,609	292
Prudential Financial	45,363	3,837
Public Storage ‡	12,768	2,158
Raymond James Financial	11,321	597
Rayonier ‡	11,704	551
Realogy Holdings *	12,400	588
Realty Income ‡ (A)	19,500	866
Regency Centers ‡	8,308	422
Regions Financial	137,987	1,468
Reinsurance Group of America, Cl A	6,699	516
RenaissanceRe Holdings	3,200	306
Retail Properties of America, Cl A ‡	11,300	157
SEI (B)	13,142	441
Senior Housing Properties Trust ‡	22,000	491
Signature Bank NY *	4,300	563
Simon Property Group ‡	30,181	4,868
SL Green Realty ‡	8,768	871

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

SLM	43,114	$1,032
Spirit Realty Capital ‡	32,700	357
St. Joe * (A)	8,061	156
StanCorp Financial Group	5,642	373
Starwood Property Trust ‡	21,500	516
Starwood Waypoint Residential Trust ‡ *	4,300	117
State Street	41,294	2,712
SunTrust Banks	47,946	1,807
SVB Financial Group *	4,100	516
Synovus Financial	98,672	343
T. Rowe Price Group	23,080	1,873
Tanger Factory Outlet Centers ‡	9,800	336
Taubman Centers ‡	7,200	507
TCF Financial (A)	20,301	327
TD Ameritrade Holding (A)	25,145	841
TFS Financial *	10,200	121
Torchmark (A)	9,725	754
Travelers	34,075	2,857
Two Harbors Investment ‡	31,800	330
UDR ‡	23,393	604
Unum Group	26,505	922
US Bancorp	180,097	7,409
Validus Holdings	9,326	343
Valley National Bancorp (A)	24,716	249
Ventas ‡	28,792	1,797
Vornado Realty Trust ‡	18,336	1,766
Waddell & Reed Financial, Cl A	9,300	648
Washington Federal	13,263	297
Weingarten Realty Investors ‡ (A)	14,967	456
Wells Fargo	466,366	21,649
Weyerhaeuser ‡	55,092	1,626
White Mountains Insurance Group	747	433
WP Carey ‡	5,000	318
WR Berkley	9,914	409
XL Group, Cl A	29,500	897
Zions Bancorporation	17,002	530

		307,985

Health Care — 13.2%
Abbott Laboratories	151,376	6,022
AbbVie	154,176	7,849
Actavis *	17,102	3,777
Aetna	33,935	2,467
Agilent Technologies	30,764	1,751
Alere *	9,300	342
Alexion Pharmaceuticals *	19,300	3,412
Alkermes *	11,400	555
Allergan	29,096	3,695
Allscripts Healthcare Solutions *	21,800	405
AmerisourceBergen	20,224	1,372
Amgen	72,858	9,036
ARIAD Pharmaceuticals * (A)	24,600	214
Baxter International	53,075	3,689
Becton Dickinson (A)	17,344	1,998
Biogen Idec *	23,100	7,870
BioMarin Pharmaceutical *	12,500	1,012
Bio-Rad Laboratories, Cl A *	2,500	324
Boston Scientific *	132,339	1,734
Bristol-Myers Squibb	159,659	8,585

Description	Shares	Market Value ($ Thousands)

Brookdale Senior Living, Cl A *	12,100	$406
Bruker *	11,900	271
C.R. Bard	6,885	992
Cardinal Health	30,529	2,184
CareFusion *	21,764	882
Catamaran *	17,348	782
Celgene *	40,380	6,491
Cerner * (A)	29,196	1,792
Charles River Laboratories International *	6,143	365
Cigna	25,555	2,034
Community Health Systems *	13,592	564
Cooper	5,204	667
Covance *	5,136	532
Covidien	46,500	3,346
Cubist Pharmaceuticals *	7,000	557
DaVita *	16,916	1,163
Dentsply International	15,498	703
Edwards Lifesciences *	12,014	838
Eli Lilly	96,361	5,744
Endo Health Solutions * (A)	14,097	1,125
Envision Healthcare Holdings *	2,100	71
Express Scripts Holding *	75,836	5,711
Forest Laboratories *	26,173	2,554
Gilead Sciences *	147,834	12,239
HCA Holdings *	26,100	1,336
Health Net *	10,602	361
Henry Schein *	8,784	1,046
Hill-Rom Holdings	7,724	292
Hologic *	28,000	610
Hospira *	17,881	774
Humana	15,475	1,740
Idexx Laboratories * (A)	5,052	636
Illumina * (A)	11,505	1,973
Incyte *	8,500	546
Intuitive Surgical *	3,700	1,646
Jazz Pharmaceuticals *	4,800	729
Johnson & Johnson	271,209	24,984
Laboratory Corp of America Holdings *	7,711	721
LifePoint Hospitals *	4,976	270
Mallinckrodt *	4,200	284
McKesson	22,166	3,925
Medivation *	7,600	546
MEDNAX *	9,400	572
Medtronic	98,685	5,848
Merck	292,043	16,644
Mettler Toledo International *	3,236	795
Mylan Laboratories *	37,419	2,079
Myriad Genetics * (A)	3,600	130
Omnicare (A)	11,331	667
Patterson	9,383	386
PerkinElmer	10,134	459
Perrigo	11,200	1,842
Pfizer	646,122	20,747
Pharmacyclics *	6,200	860
Premier, Cl A *	800	27
QIAGEN * (A)	25,200	561
Quest Diagnostics (A)	12,744	675
Quintiles Transnational Holdings *	700	38
Regeneron Pharmaceuticals *	8,000	2,660

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

ResMed (A)	15,435	$679
Salix Pharmaceuticals *	5,600	604
Seattle Genetics * (A)	10,800	568
Sirona Dental Systems *	3,900	275
St. Jude Medical	27,846	1,875
Stryker	29,704	2,383
Techne	4,541	403
Teleflex	4,440	453
Tenet Healthcare *	9,398	415
Theravance *	9,400	348
Thermo Fisher Scientific	38,325	4,773
United Therapeutics *	4,600	467
UnitedHealth Group	99,320	7,674
Universal Health Services, Cl B	7,376	592
Varian Medical Systems * (A)	8,930	749
VCA Antech *	10,839	336
Vertex Pharmaceuticals *	22,800	1,844
Waters *	8,672	966
WellPoint	27,031	2,449
Zimmer Holdings	16,525	1,551
Zoetis, Cl A	49,044	1,521

		246,456

Industrials — 11.1%
3M	67,033	9,031
ADT (A)	16,600	510
AECOM Technology *	11,700	374
AGCO	10,500	551
Air Lease, Cl A	7,900	292
Alaska Air Group	6,400	555
Allegion	10,966	596
Alliant Techsystems	3,436	463
AMERCO	900	210
American Airlines Group * (A)	21,600	798
Ametek	22,480	1,197
AO Smith	8,300	413
Armstrong World Industries *	1,900	104
Avis Budget Group * (A)	11,500	540
Babcock & Wilcox (A)	11,950	394
BE Aerospace *	9,766	823
Boeing	73,691	9,500
C.H. Robinson Worldwide (A)	13,486	699
Carlisle	5,766	458
Caterpillar (A)	63,188	6,127
Chicago Bridge & Iron	10,595	892
Cintas	9,557	580
Clean Harbors * (A)	4,200	198
CNH Industrial (A)	13,398	146
Colfax *	7,800	555
Con-way	7,023	268
Copa Holdings, Cl A	3,000	406
Copart *	12,918	471
Covanta Holding	13,700	246
Crane	3,200	229
CSX	92,096	2,552
Cummins	17,012	2,482
Danaher	58,402	4,467
Deere	35,219	3,026
Delta Air Lines	85,100	2,826
Donaldson (A)	15,844	679
Dover	16,757	1,580
Dun & Bradstreet (A)	3,656	363
Eaton	46,718	3,490

Description	Shares	Market Value ($ Thousands)

Emerson Electric	70,020	$4,570
Equifax	11,856	831
Exelis	13,802	282
Expeditors International of Washington	20,848	824
Fastenal (A)	29,024	1,370
FedEx (A)	30,944	4,126
Flowserve	14,400	1,169
Fluor	15,208	1,181
Fortune Brands Home & Security	13,420	627
GATX	5,800	376
General Dynamics	29,572	3,239
General Electric	998,123	25,422
Genesee & Wyoming, Cl A *	4,600	455
Graco	6,424	501
Harsco	10,270	258
HD Supply Holdings *	4,700	109
Hertz Global Holdings *	28,900	809
Hexcel *	10,800	486
Honeywell International	76,690	7,243
Hubbell, Cl B	6,392	764
Huntington Ingalls Industries	3,896	395
IDEX	7,693	578
IHS, Cl A *	7,000	839
Illinois Tool Works	34,080	2,812
Ingersoll-Rand	28,300	1,730
Iron Mountain	17,490	476
ITT	7,951	349
Jacobs Engineering Group *	10,802	655
JB Hunt Transport Services	9,872	709
Joy Global (A)	9,933	546
Kansas City Southern	10,700	1,005
KAR Auction Services	9,700	302
KBR	15,880	439
Kennametal	7,000	306
Kirby *	5,200	544
L-3 Communications Holdings, Cl 3	8,977	1,036
Landstar System	5,765	333
Lennox International	3,900	359
Lincoln Electric Holdings	9,000	675
Lockheed Martin	25,529	4,143
Manitowoc	16,600	514
Manpowergroup	7,984	624
Masco	37,809	883
MRC Global *	10,700	275
MSC Industrial Direct, Cl A	4,920	425
Navistar International * (A)	6,800	255
Nielsen Holdings	18,400	871
Nordson	6,900	505
Norfolk Southern	28,433	2,613
Northrop Grumman	19,878	2,406
Old Dominion Freight Line *	7,600	405
Oshkosh Truck	9,459	547
Owens Corning	10,800	494
Paccar	31,470	2,072
Pall	9,345	804
Parker Hannifin	14,704	1,773
Pentair	19,973	1,614
Pitney Bowes (A)	18,085	460
Precision Castparts	13,346	3,442

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Quanta Services *	19,700	$694
Raytheon	31,168	3,052
Regal-Beloit	4,900	361
Republic Services, Cl A	27,242	929
Robert Half International	15,076	617
Rockwell Automation	13,704	1,683
Rockwell Collins (A)	11,479	947
Rollins	5,900	176
Roper Industries	9,700	1,316
RR Donnelley & Sons	12,677	242
Ryder System	3,606	272
Snap-on	4,591	515
SolarCity * (A)	700	59
Southwest Airlines	70,520	1,582
Spirit Aerosystems Holdings, Cl A *	12,200	352
SPX	5,411	583
Stanley Black & Decker	15,793	1,311
Stericycle *	7,226	824
Terex	10,048	447
Textron	27,622	1,097
Timken	7,869	475
Toro	6,220	412
Towers Watson, Cl A	5,400	589
TransDigm Group	4,300	766
Trinity Industries	6,200	445
Triumph Group (A)	6,200	404
Union Pacific	45,416	8,192
United Continental Holdings *	34,700	1,560
United Parcel Service, Cl B	70,641	6,765
United Rentals * (A)	7,600	672
United Technologies	89,190	10,437
URS	6,800	316
Valmont Industries	2,900	422
Verisk Analytics, Cl A *	12,800	816
WABCO Holdings *	6,024	617
Wabtec	7,800	619
Waste Connections	13,350	578
Waste Management (A)	41,494	1,722
WESCO International * (A)	3,400	293
WW Grainger	5,781	1,474
Xylem	19,102	752

		208,331

Information Technology — 18.1%
3D Systems * (A)	10,400	790
Accenture, Cl A	62,500	5,209
Activision Blizzard	23,456	454
Adobe Systems *	49,602	3,403
Advanced Micro Devices * (A)	63,134	234
Akamai Technologies *	14,718	900
Alliance Data Systems * (A)	4,512	1,286
Altera	30,873	1,121
Amdocs	16,800	747
Amphenol, Cl A	15,592	1,372
Analog Devices	30,212	1,535
Ansys *	7,700	643
AOL *	9,434	413
Apple	90,445	47,596
Applied Materials	106,855	2,026
Arrow Electronics *	9,689	549
Atmel *	46,100	372
Autodesk *	22,637	1,188

Description	Shares	Market Value ($ Thousands)

Automatic Data Processing	47,492	$3,694
Avago Technologies, Cl A	22,800	1,407
Avnet	13,910	605
AVX	1,424	18
Broadcom, Cl A	56,068	1,666
Broadridge Financial Solutions	13,073	494
Brocade Communications Systems *	47,500	455
CA	29,938	1,003
Cadence Design Systems * (A)	28,263	433
Cisco Systems	518,227	11,297
Citrix Systems *	17,287	1,038
Cognizant Technology Solutions, Cl A *	27,188	2,829
Computer Sciences	13,264	838
Compuware	21,851	239
Comverse *	1	—
Concur Technologies * (A)	4,200	518
CoreLogic *	9,984	326
Corning	132,458	2,552
Cree * (A)	11,822	726
Diebold (A)	7,029	263
Dolby Laboratories, Cl A * (A)	6,443	266
DST Systems	3,595	338
eBay *	126,411	7,429
EchoStar, Cl A *	3,732	186
Electronic Arts *	28,465	814
EMC (A)	204,297	5,387
Equinix *	4,100	779
F5 Networks *	8,338	937
Facebook, Cl A *	165,200	11,310
FactSet Research Systems (A)	4,900	516
Fairchild Semiconductor International, Cl A *	16,200	228
Fidelity National Information Services	28,690	1,595
First Solar * (A)	7,900	451
Fiserv *	26,138	1,517
FleetCor Technologies *	6,100	793
FLIR Systems	11,000	376
Fortinet *	16,500	382
Freescale Semiconductor *	3,500	80
Gartner *	10,100	703
Genpact *	15,700	262
Global Payments	8,234	579
Google, Cl A *	26,029	31,642
Harris	8,989	664
Hewlett-Packard	188,870	5,643
IAC	7,532	584
Informatica * (A)	8,500	353
Ingram Micro, Cl A *	11,223	330
Intel	481,858	11,931
International Business Machines	100,598	18,628
Intuit	26,486	2,070
IPG Photonics * (A)	4,000	287
Jabil Circuit	19,974	370
Jack Henry & Associates	7,900	459
JDS Uniphase *	28,640	395
Juniper Networks *	46,225	1,236
Kla-Tencor	14,109	919
Lam Research *	13,552	701

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Leidos Holdings (A)	8,900	$397
Lexmark International, Cl A (A)	6,586	278
Linear Technology	19,757	925
LinkedIn, Cl A *	8,600	1,755
LSI	49,748	552
Marvell Technology Group	36,400	557
Mastercard, Cl A	113,600	8,829
Maxim Integrated Products	24,000	785
Microchip Technology (A)	16,422	748
Micron Technology * (A)	91,816	2,221
Micros Systems * (A)	6,200	344
Microsoft	805,600	30,863
Motorola Solutions	23,733	1,571
National Instruments	9,904	287
NCR *	15,189	517
NetApp	33,255	1,344
NetSuite * (A)	4,000	460
NeuStar, Cl A *	4,377	157
Nuance Communications * (A)	29,700	454
Nvidia	58,256	1,071
ON Semiconductor *	39,300	367
Oracle	343,820	13,447
Palo Alto Networks *	4,300	306
Pandora Media *	12,800	479
Paychex (A)	31,807	1,328
Polycom * (A)	22,700	303
Qualcomm	167,459	12,608
Rackspace Hosting *	8,200	301
Red Hat *	18,727	1,105
Riverbed Technology * (A)	19,700	439
Rovi *	11,000	273
Salesforce.com * (A)	57,852	3,608
SanDisk	19,769	1,469
Science Applications International (A)	5,085	190
ServiceNow * (A)	8,500	579
Silicon Laboratories *	5,400	281
Skyworks Solutions *	17,700	628
SolarWinds *	7,600	351
Solera Holdings	7,400	506
Splunk *	10,800	1,002
Stratasys * (A)	3,000	381
Symantec	68,348	1,468
Synopsys *	15,982	646
Tech Data *	5,350	308
Teradata *	13,289	610
Teradyne	23,063	468
Texas Instruments	108,108	4,860
TIBCO Software *	16,600	362
Total System Services	14,991	457
Trimble Navigation *	21,228	810
Twitter * (A)	6,700	368
Vantiv, Cl A *	11,100	353
VeriFone Holdings *	13,400	388
Verint Systems *	1	—
VeriSign * (A)	11,385	627
Visa, Cl A	50,700	11,455
Vishay Intertechnology	12,950	183
VMware, Cl A *	7,000	672
Western Digital	20,730	1,803
Western Union	46,728	782
Workday, Cl A *	4,700	517

Description	Shares	Market Value ($ Thousands)

Xerox	119,996	$1,319
Xilinx	24,257	1,266
Yahoo! *	85,981	3,325
Zebra Technologies, Cl A *	6,525	450
Zynga, Cl A *	75,300	381

		339,323

Materials — 3.7%
Air Products & Chemicals	18,594	2,256
Airgas	5,315	573
Albemarle	7,544	498
Alcoa (A)	91,202	1,071
Allegheny Technologies (A)	8,097	257
AptarGroup	6,000	397
Ashland	8,376	790
Avery Dennison	9,110	454
Ball	15,650	869
Bemis	9,174	360
Cabot	4,273	231
Carpenter Technology	5,500	325
Celanese, Cl A	13,283	709
CF Industries Holdings	5,766	1,447
Cliffs Natural Resources (A)	17,300	346
Compass Minerals International	4,100	350
Crown Holdings *	15,051	678
Cytec Industries	3,481	330
Domtar	2,200	243
Dow Chemical	117,670	5,732
E.I. du Pont de Nemours	89,492	5,962
Eagle Materials	5,300	468
Eastman Chemical	14,228	1,244
Ecolab	23,608	2,544
FMC	12,520	966
Freeport-McMoRan Copper & Gold, Cl B	94,024	3,067
Greif, Cl A	3,500	175
Huntsman	15,429	376
International Flavors & Fragrances	8,791	824
International Paper	39,655	1,939
LyondellBasell Industries, Cl A	36,700	3,232
Martin Marietta Materials (A)	3,663	447
MeadWestvaco	16,558	620
Monsanto	51,850	5,705
Mosaic	29,278	1,430
NewMarket (A)	900	333
Newmont Mining	47,833	1,113
Nucor	31,190	1,567
Owens-Illinois *	17,691	600
Packaging Corp of America	10,599	773
PPG Industries	12,823	2,537
Praxair	28,925	3,771
Reliance Steel & Aluminum	7,100	492
Rock Tenn, Cl A	5,900	658
Rockwood Holdings	5,600	442
Royal Gold	8,000	550
RPM International	12,269	514
Scotts Miracle-Gro, Cl A	5,306	303
Sealed Air	18,468	629
Sherwin-Williams	8,737	1,752
Sigma-Aldrich (A)	10,248	967
Silgan Holdings	4,455	215

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Sonoco Products	9,046	$380
Southern Copper	14,168	432
Steel Dynamics	23,600	412
Tahoe Resources *	7,500	176
United States Steel (A)	13,883	336
Valspar	9,664	722
Vulcan Materials	10,657	724
Westlake Chemical	1,900	253
WR Grace *	6,200	628

		68,194

Telecommunication Services — 2.4%
AT&T (A)	520,333	16,614
CenturyLink	53,954	1,687
Crown Castle International ‡	32,396	2,459
Frontier Communications (A)	100,895	492
Level 3 Communications *	17,646	650
SBA Communications, Cl A * (A)	13,000	1,237
Sprint *	82,015	717
Telephone & Data Systems	11,780	269
T-Mobile US	18,500	564
tw telecom, Cl A *	13,600	416
US Cellular	831	30
Verizon Communications	398,876	18,979
Windstream Holdings (A)	54,147	434

		44,548

Utilities — 2.9%
AES	61,624	841
AGL Resources	10,947	515
Alliant Energy	11,476	622
Ameren	20,190	816
American Electric Power	43,350	2,176
American Water Works	14,500	650
Aqua America (A)	20,346	513
Atmos Energy	6,491	299
Calpine *	32,200	613
Centerpoint Energy	36,115	854
CMS Energy	25,242	718
Consolidated Edison	28,816	1,615
Dominion Resources	56,512	3,922
DTE Energy	15,964	1,146
Duke Energy	68,716	4,871
Edison International	31,879	1,669
Entergy	16,298	1,040
Exelon	76,476	2,326
FirstEnergy	40,827	1,257
Great Plains Energy	17,371	456
Hawaiian Electric Industries	11,946	304
Integrys Energy Group (A)	6,202	355
ITC Holdings	5,200	534
MDU Resources Group	17,521	595
National Fuel Gas (A)	7,889	593
NextEra Energy	41,573	3,799
NiSource	26,321	917
Northeast Utilities	30,708	1,365
NRG Energy	32,500	945
OGE Energy	21,436	772
ONE Gas *	4,740	161
Pepco Holdings (A)	28,144	574
PG&E	43,518	1,917
Pinnacle West Capital	10,192	567

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)

PPL	62,326	$2,012
Public Service Enterprise Group	49,752	1,824
Questar	15,646	372
SCANA	14,620	724
Sempra Energy	21,723	2,052
Southern	85,303	3,613
TECO Energy (A)	18,500	310
UGI	10,350	462
Vectren	8,791	338
Westar Energy, Cl A	9,800	335
Wisconsin Energy	23,198	1,020
Xcel Energy	48,581	1,471

		54,850

Total Common Stock (Cost $1,128,083) ($ Thousands)		1,850,293

AFFILIATED PARTNERSHIP — 5.9%
SEI Liquidity Fund, L.P.
0.070% ** † (C)	111,296,853	111,297

Total Affiliated Partnership (Cost $111,297) ($ Thousands)		111,297

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	15,339,970	15,340

Total Cash Equivalent (Cost $15,340) ($ Thousands)		15,340

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bills
0.035%, 05/22/2014	$2,150	2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)		2,150

Total Investments — 105.7% (Cost $1,256,871) ($ Thousands) ††		$1,979,080

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	216	Mar-2014	$962
S&P Mid 400 Index E-MINI	17	Mar-2014	157

			$1,119

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,872,707 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $1,256,871 ($ Thousands), and the unrealized appreciation and depreciation were $729,040 ($ Thousands) and $(6,831) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Large Cap Index Fund

February 28, 2014

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $108,208 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $111,297 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,850,293	$—	$—	$1,850,293
Affiliated Partnership	—	111,297	—	111,297
Cash Equivalent	15,340	—	—	15,340
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$1,865,633	$113,447	$—	$1,979,080

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,119	$—	$—	$1,119

Total Other Financial Instruments	$1,119	$—	$—	$1,119

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Consumer Discretionary — 15.7%
1-800-Flowers.com, Cl A *	1,700	$9
Aaron’s	10,116	311
Abercrombie & Fitch, Cl A	9,200	365
Advance Auto Parts	9,099	1,159
Aeropostale * (A)	8,049	59
AH Belo, Cl A	2,700	30
Allison Transmission Holdings	3,576	106
AMC Networks, Cl A *	7,060	537
American Axle & Manufacturing Holdings *	8,398	162
American Eagle Outfitters	22,522	327
American Public Education *	2,727	97
America’s Car-Mart *	850	31
ANN *	5,335	190
Apollo Education Group, Cl A *	12,700	423
Arctic Cat	1,535	72
Asbury Automotive Group *	3,598	183
Ascena Retail Group *	14,968	274
Ascent Capital Group, Cl A *	1,754	129
Bally Technologies * (A)	4,525	307
Barnes & Noble *	5,927	114
Bassett Furniture Industries	433	6
Beazer Homes USA *	2,961	69
bebe stores	1,520	9
Big 5 Sporting Goods	923	14
Big Lots *	6,546	193
Biglari Holdings *	169	76
BJ’s Restaurants *	3,442	95
Black Diamond *	4,204	44
Bloomin’ Brands *	6,950	175
Blue Nile *	1,431	50
Blyth (A)	420	4
Bob Evans Farms	3,287	170
Body Central *	1,000	3
Bon-Ton Stores	800	9
Boyd Gaming *	8,845	103
Bravo Brio Restaurant Group *	1,076	17
Bridgepoint Education *	2,679	52
Bright Horizons Family Solutions *	2,135	84
Brinker International	7,682	422
Brown Shoe	6,276	154
Brunswick	10,883	487
Buckle (A)	3,451	157
Buffalo Wild Wings *	2,427	352
Burger King Worldwide	13,200	351
Burlington Stores *	1,900	52
Cabela’s *	5,539	367
Caesars Entertainment *	4,583	119
Callaway Golf	7,506	63
Capella Education	1,138	76
Career Education *	10,054	74
Carmike Cinemas *	2,242	67
Carriage Services, Cl A	906	18
Carrols Restaurant Group *	3,300	23
Carter’s	6,570	495
Cato, Cl A	4,296	121
Cavco Industries *	831	65
Central European Media Enterprises, Cl A *	7,006	33

Description	Shares	Market Value ($ Thousands)

Charter Communications, Cl A *	8,265	$1,048
Cheesecake Factory	6,323	300
Chico’s FAS	18,851	312
Children’s Place Retail Stores	2,933	159
Choice Hotels International	3,477	170
Christopher & Banks *	3,400	23
Churchill Downs	1,734	161
Chuy’s Holdings *	2,335	93
Cinemark Holdings	14,940	440
Citi Trends *	597	10
Clear Channel Outdoor Holdings, Cl A	6,796	68
ClubCorp Holdings	2,800	49
Columbia Sportswear	1,322	110
Conn’s *	2,709	97
Container Store Group * (A)	1,600	57
Cooper Tire & Rubber	7,332	183
Core-Mark Holdings	1,209	95
Corinthian Colleges * (A)	3,043	5
Cracker Barrel Old Country Store	2,344	233
Crocs *	11,003	168
CSS Industries	492	13
CST Brands	6,700	218
Culp	361	7
Cumulus Media, Cl A *	13,239	87
Dana Holdings	19,098	414
Deckers Outdoor *	4,004	298
Del Frisco’s Restaurant Group *	1,000	26
Denny’s *	9,463	64
Destination Maternity	2,256	64
Destination XL Group *	4,342	25
DeVry Education Group	8,281	348
Dex Media * (A)	1,500	11
Diamond Resorts International *	1,900	35
Dick’s Sporting Goods	12,535	673
Dillard’s, Cl A	3,162	293
DineEquity	2,072	174
DISH Network, Cl A *	25,919	1,525
Domino’s Pizza	6,758	534
Dorman Products *	3,140	181
DreamWorks Animation SKG, Cl A *	8,691	260
Drew Industries	2,949	145
DSW, Cl A	8,292	319
Dunkin’ Brands Group (A)	13,530	699
Education Management * (A)	1,700	10
Entercom Communications, Cl A *	882	9
Entravision Communications, Cl A	3,200	21
Ethan Allen Interiors	2,276	57
EveryWare Global *	1,400	8
EW Scripps, Cl A *	3,470	68
Express *	9,762	179
Federal Mogul, Cl A *	1,816	34
Fiesta Restaurant Group *	2,305	116
Finish Line, Cl A	6,111	165
Five Below * (A)	3,805	147
Foot Locker	18,914	789
Francesca’s Holdings * (A)	4,424	87
Fred’s, Cl A	3,479	69
FTD *	1,692	53

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Fuel Systems Solutions *	1,394	$18
Genesco *	2,769	206
Gentex	18,395	577
Gentherm *	4,948	140
G-III Apparel Group *	2,103	146
Global Sources *	768	5
GNC Holdings, Cl A	12,578	585
Gordmans Stores	1,400	9
Grand Canyon Education *	5,115	242
Gray Television *	7,100	83
Group 1 Automotive	2,535	169
Groupon, Cl A *	54,241	451
Guess?	6,717	204
Hanesbrands	12,338	904
Harte-Hanks	7,846	63
Haverty Furniture	2,163	63
Helen of Troy *	3,648	238
hhgregg * (A)	1,100	12
Hibbett Sports *	2,912	167
Hillenbrand	6,285	188
HomeAway *	7,177	329
Hooker Furniture	410	6
Houghton Mifflin Harcourt *	2,800	57
Hovnanian Enterprises, Cl A * (A)	10,715	65
HSN	3,811	219
Hyatt Hotels, Cl A *	5,927	309
Iconix Brand Group * (A)	6,151	248
International Speedway, Cl A	2,798	94
Interval Leisure Group	5,698	155
iRobot *	3,702	155
Isle of Capri Casinos *	879	8
ITT Educational Services * (A)	2,156	67
J.C. Penney * (A)	32,395	236
Jack in the Box *	4,921	283
JAKKS Pacific	427	3
Jamba *	1,407	18
Jarden *	15,907	978
John Wiley & Sons, Cl A	5,472	318
Johnson Outdoors, Cl A	700	15
Jones Group	10,170	152
Jos A Bank Clothiers *	3,496	217
Journal Communications, Cl A *	7,199	66
K12 *	3,988	90
Kate Spade & Co *	15,398	527
KB Home (A)	9,585	196
Kimball International, Cl B	4,125	77
Kirkland’s *	2,028	36
Krispy Kreme Doughnuts *	8,271	157
Lamar Advertising, Cl A *	10,097	541
Las Vegas Sands	48,104	4,101
La-Z-Boy, Cl Z	6,426	164
LeapFrog Enterprises, Cl A * (A)	11,338	83
Lear	10,171	826
Libbey *	2,785	65
Liberty Global, Cl A *	48,181	4,170
Liberty Interactive, Cl A *	65,616	1,916
Liberty Media *	11,835	1,623
Liberty Ventures, Ser A *	4,346	619
Life Time Fitness * (A)	4,778	226
LifeLock *	9,063	180
Lifetime Brands	300	5

Description	Shares	Market Value ($ Thousands)

Lincoln Educational Services	922	$4
Lions Gate Entertainment	10,709	329
Lithia Motors, Cl A	2,589	164
Live Nation *	16,503	374
LKQ *	37,404	1,043
Loral Space & Communications *	1,300	103
Luby’s *	770	5
Lumber Liquidators Holdings *	3,226	346
M/I Homes *	2,694	67
Madison Square Garden, Cl A *	7,940	453
Marcus	2,761	39
MarineMax *	2,096	30
Marriott Vacations Worldwide *	3,574	187
Matthews International, Cl A	3,505	144
Mattress Firm Holding *	1,611	70
McClatchy, Cl A *	11,254	60
MDC Holdings	4,989	156
MDC Partners, Cl A	5,776	130
Media General, Cl A * (A)	1,900	36
Men’s Wearhouse	5,568	299
Meredith	4,044	189
Meritage Homes *	5,211	251
MGM Resorts International *	46,374	1,278
Modine Manufacturing *	4,374	65
Monarch Casino & Resort *	1,100	21
Monro Muffler (A)	3,528	210
Morgans Hotel Group *	2,200	18
Morningstar	2,320	194
Movado Group	1,620	64
Multimedia Games Holding *	3,204	106
Murphy USA *	5,300	215
Nathan’s Famous *	400	20
National CineMedia	7,907	121
Nautilus *	2,800	23
New York *	3,100	14
New York Times, Cl A	14,382	236
Nexstar Broadcasting Group, Cl A	3,322	142
Noodles, Cl A *	700	28
Norwegian Cruise Line Holdings *	2,969	102
Nutrisystem	2,359	35
NVR *	625	745
Office Depot *	63,747	314
Orbitz Worldwide *	1,500	14
Orient-Express Hotels, Cl A *	11,930	184
Outerwall * (A)	3,143	222
Overstock.com *	700	14
Oxford Industries (A)	1,854	145
Pacific Sunwear of California *	5,000	14
Panera Bread, Cl A * (A)	3,320	602
Papa John’s International	3,942	201
Penn National Gaming *	8,954	115
Penske Auto Group	4,688	203
Pep Boys-Manny Moe & Jack *	4,965	62
Perry Ellis International *	239	3
PetMed Express	1,196	16
Pier 1 Imports	10,489	198
Pinnacle Entertainment *	6,760	164
Polaris Industries	8,107	1,087
Pool	6,170	361
Popeyes Louisiana Kitchen *	2,639	106

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Potbelly (A)	1,400	$30
Quiksilver *	13,350	104
RadioShack * (A)	5,390	14
ReachLocal *	600	6
Red Robin Gourmet Burgers *	1,967	153
Regal Entertainment Group, Cl A (A)	9,405	173
Regis	4,427	62
Remy International	1,300	29
Rent-A-Center, Cl A	6,040	152
Rentrak *	1,088	70
Restoration Hardware Holdings *	2,211	150
RetailMeNot *	1,000	42
RG Barry	300	6
Royal Caribbean Cruises	20,408	1,080
Ruby Tuesday *	9,879	61
Ruth’s Hospitality Group	4,272	53
Ryland Group	6,216	290
Saga Communications, Cl A	593	29
Sally Beauty Holdings *	21,591	620
Scholastic	2,967	105
Scientific Games, Cl A *	4,362	58
Sears Holdings * (A)	5,526	247
Sears Hometown and Outlet Stores *	449	10
SeaWorld Entertainment	3,100	106
Select Comfort *	7,109	128
Service International	27,289	510
SFX Entertainment *	3,300	28
Shoe Carnival	2,076	54
Shutterfly *	4,225	230
Signet Jewelers	10,155	970
Sinclair Broadcast Group, Cl A	8,111	240
Sirius XM Holdings *	383,979	1,386
Six Flags Entertainment	7,858	321
Sizmek *	2,348	29
Skechers U.S.A., Cl A *	4,882	165
Smith & Wesson Holding * (A)	5,883	68
Sonic *	7,333	149
Sonic Automotive, Cl A	4,064	97
Sotheby’s	8,861	417
Spartan Motors	1,248	7
Speedway Motorsports	1,635	32
Stage Stores	3,854	76
Standard Motor Products	1,866	66
Standard Pacific *	18,569	169
Starz *	12,539	401
Stein Mart	1,891	26
Steiner Leisure *	2,077	92
Steven Madden *	8,001	292
Stoneridge *	3,730	41
Strayer Education *	1,817	87
Sturm Ruger (A)	2,442	156
Superior Industries International	1,623	30
Taylor Morrison Home, Cl A *	3,800	95
Tempur Sealy International *	7,923	411
Tenneco *	7,063	425
Tesla Motors * (A)	10,279	2,516
Texas Roadhouse, Cl A	7,066	187
Thomson Reuters	46,385	1,593
Thor Industries	5,190	291

Description	Shares	Market Value ($ Thousands)

Tile Shop Holdings * (A)	1,300	$20
Tilly’s, Cl A *	843	10
Toll Brothers *	21,339	832
Tower International *	900	23
Town Sports International Holdings	2,161	20
TRI Pointe Homes * (A)	2,673	49
TRW Automotive Holdings *	13,493	1,111
Tuesday Morning *	3,986	62
Tumi Holdings *	6,398	142
Tupperware Brands	6,824	536
Ulta Salon Cosmetics & Fragrance *	8,073	724
Under Armour, Cl A * (A)	10,408	1,178
Unifi *	2,480	61
Universal Electronics *	1,687	70
Universal Technical Institute	3,013	41
Vail Resorts	4,212	296
ValueVision Media, Cl A *	4,000	22
Vera Bradley * (A)	2,470	65
Vince Holding *	1,500	40
Visteon *	6,365	531
Vitacost.com *	844	6
Vitamin Shoppe *	3,784	177
VOXX International, Cl A *	2,864	37
Weight Watchers International (A)	2,374	50
Wendy’s	34,875	334
West Marine *	537	7
Wet Seal, Cl A *	4,951	9
Weyco Group	263	7
William Lyon Homes, Cl A *	1,100	34
Williams-Sonoma	12,337	718
Winmark	95	7
Winnebago Industries *	2,635	70
Wolverine World Wide (A)	11,596	306
World Wrestling Entertainment, Cl A	4,234	97
Zagg *	515	2
Zale *	5,100	111
zulily, Cl A * (A)	1,500	103
Zumiez * (A)	2,303	55

		81,169

Consumer Staples — 3.2%
Alico	143	5
Alliance One International *	4,660	13
Andersons	3,200	175
Annie’s *	2,000	75
B&G Foods, Cl A	6,011	180
Boston Beer, Cl A *	1,083	256
Boulder Brands *	6,678	100
Bunge	18,343	1,460
Calavo Growers	2,126	66
Cal-Maine Foods	1,964	103
Casey’s General Stores	5,059	346
Central Garden and Pet, Cl A *	7,929	58
Chefs’ Warehouse *	1,321	31
Chiquita Brands International *	5,882	64
Church & Dwight	17,299	1,176
Coca-Cola Bottling	289	22
Coty, Cl A	8,200	122
Craft Brew Alliance *	1,600	26

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Dean Foods *	10,650	$158
Diamond Foods *	2,519	72
Elizabeth Arden *	3,951	121
Energizer Holdings	7,845	764
Fairway Group Holdings, Cl A * (A)	1,200	9
Female Health	1,300	9
Flowers Foods	22,108	455
Fresh Del Monte Produce	4,981	132
Fresh Market *	4,688	157
Green Mountain Coffee Roasters	18,479	2,029
Hain Celestial Group *	4,430	396
Harbinger Group *	2,478	28
Herbalife (A)	10,772	717
Hillshire Brands	15,704	590
Ingles Markets, Cl A	745	18
Ingredion	9,865	650
Inter Parfums	1,806	61
Inventure Foods *	900	13
J&J Snack Foods	1,764	164
John B Sanfilippo & Son	319	8
Lancaster Colony	2,129	192
Lifevantage *	10,200	14
Limoneira	1,295	27
Medifast *	2,364	62
National Beverage *	452	10
Natural Grocers by Vitamin Cottage *	1,085	44
Nature’s Sunshine Products	437	7
Nu Skin Enterprises, Cl A	7,405	618
Nutraceutical International *	362	9
Oil-Dri Corp of America	210	7
Omega Protein *	766	8
Orchids Paper Products	800	27
Pantry *	3,949	60
Pilgrim’s Pride *	6,207	109
Pinnacle Foods	3,400	96
Post Holdings * (A)	3,769	215
PriceSmart	2,123	216
Revlon, Cl A *	1,120	26
Rite Aid *	93,027	613
Roundy’s	1,300	8
Sanderson Farms	2,841	218
Seaboard *	27	68
Seneca Foods, Cl A *	462	14
Snyder’s-Lance	5,986	162
Spartan Stores	3,736	84
Spectrum Brands Holdings	2,439	190
Sprouts Farmers Market *	3,200	125
Star Scientific * (A)	14,418	13
SUPERVALU *	23,516	152
Susser Holdings *	2,506	152
Tootsie Roll Industries	2,941	86
TreeHouse Foods *	4,809	343
United Natural Foods *	5,698	412
Universal	2,945	170
USANA Health Sciences *	816	60
Vector Group (A)	8,385	164
Village Super Market, Cl A	462	13
WD-40	1,586	116
Weis Markets	1,704	86

Description	Shares	Market Value ($ Thousands)

WhiteWave Foods, Cl A *	17,852	$505

		16,330

Energy — 6.0%
Abraxas Petroleum *	16,494	56
Adams Resources & Energy	300	22
Alon USA Energy	1,896	25
Alpha Natural Resources * (A)	25,323	136
Antero Resources *	4,500	272
Apco Oil and Gas International *	1,300	19
Approach Resources * (A)	4,198	93
Arch Coal (A)	29,816	136
Athlon Energy *	1,700	63
Atwood Oceanics *	6,640	315
Basic Energy Services *	3,973	95
Bill Barrett *	6,264	159
Bolt Technology	300	6
Bonanza Creek Energy *	3,688	184
BPZ Resources * (A)	10,721	22
Bristow Group	4,203	326
C&J Energy Services *	4,595	119
Cal Dive International * (A)	1,930	3
Callon Petroleum *	6,485	44
CARBO Ceramics	2,350	292
Carrizo Oil & Gas *	5,709	284
Cheniere Energy *	29,965	1,481
Cimarex Energy	10,761	1,245
Clayton Williams Energy *	516	50
Clean Energy Fuels * (A)	7,588	64
Cloud Peak Energy *	8,089	157
Cobalt International Energy *	34,915	673
Comstock Resources	6,473	128
Concho Resources *	13,042	1,580
Contango Oil & Gas *	1,535	73
Continental Resources *	5,398	645
Crosstex Energy	5,839	243
CVR Energy	1,897	75
Dawson Geophysical	552	16
Delek US Holdings	5,409	150
Diamondback Energy *	2,575	166
Dresser-Rand Group *	9,755	530
Dril-Quip *	5,187	558
Emerald Oil *	9,300	71
Endeavour International *	4,800	23
Energen	9,189	739
Energy XXI Bermuda	7,981	185
EPL Oil & Gas *	3,401	102
Equal Energy	4,500	24
Era Group *	2,093	59
Evolution Petroleum	627	8
EXCO Resources (A)	19,913	104
Exterran Holdings	6,483	266
Forest Oil *	9,032	18
Forum Energy Technologies *	5,105	132
Frank’s International	5,300	125
Frontline *	7,400	33
FX Energy *	1,063	4
GasLog	3,450	73
Gastar Exploration *	3,800	24
Geospace Technologies *	1,598	123
Golar LNG (A)	5,002	183
Goodrich Petroleum * (A)	4,793	65

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Green Plains Renewable Energy	3,290	$87
Gulf Island Fabrication	772	16
Gulfmark Offshore, Cl A	3,380	160
Gulfport Energy *	10,781	713
Halcon Resources * (A)	32,806	125
Helix Energy Solutions Group *	14,069	333
Hercules Offshore *	21,026	100
HollyFrontier	25,354	1,155
Hornbeck Offshore Services *	4,012	172
ION Geophysical *	20,869	85
Jones Energy, Cl A *	2,600	41
Key Energy Services *	20,159	182
KiOR, Cl A *	1,093	2
Knightsbridge Tankers	5,743	59
Kodiak Oil & Gas *	34,611	409
Kosmos Energy *	12,975	142
Laredo Petroleum Holdings *	5,489	143
Magnum Hunter Resources *	18,193	153
Matador Resources *	7,600	184
Matrix Service *	2,981	96
McDermott International *	26,370	220
Midstates Petroleum *	891	4
Miller Energy Resources *	1,800	12
Mitcham Industries *	256	4
Natural Gas Services Group *	944	31
Newpark Resources *	9,420	105
Nordic American Tankers (A)	8,877	94
Northern Oil And Gas * (A)	7,039	98
Nuverra Environmental Solutions * (A)	658	11
Oasis Petroleum *	11,797	514
Oceaneering International	13,546	970
Oil States International *	6,999	664
Panhandle Oil and Gas, Cl A	841	31
Parker Drilling *	16,551	134
Patterson-UTI Energy	18,822	548
PBF Energy, Cl A	2,277	57
PDC Energy *	3,993	248
Penn Virginia *	7,986	121
PetroQuest Energy *	4,723	22
PHI *	1,443	58
Pioneer Energy Services *	9,836	112
Quicksilver Resources * (A)	20,230	66
Renewable Energy Group *	1,800	21
Rentech *	37,265	70
Resolute Energy *	10,094	94
REX American Resources *	600	29
Rex Energy *	4,990	95
RigNet *	1,441	69
Rosetta Resources *	8,085	359
RPC	8,499	156
Sanchez Energy * (A)	5,130	153
SandRidge Energy * (A)	64,393	415
Scorpio Tankers	20,543	201
SEACOR Holdings *	2,274	201
Seadrill	43,900	1,623
SemGroup, Cl A	4,944	333
Ship Finance International	6,276	118
SM Energy	8,413	620
Solazyme * (A)	7,830	96
Stone Energy *	5,684	204
Superior Energy Services	18,760	555

Description	Shares	Market Value ($ Thousands)

Swift Energy * (A)	4,583	$46
Synergy Resources *	4,962	53
Targa Resources	3,859	373
Teekay	4,254	254
Teekay Tankers, Cl A	2,423	11
Tesco *	3,469	66
TETRA Technologies *	8,605	103
TGC Industries *	636	4
Tidewater	5,746	280
Triangle Petroleum *	6,337	57
Ultra Petroleum * (A)	18,492	465
Unit *	6,395	393
Uranium Energy *	1,698	3
Ur-Energy * (A)	17,700	31
VAALCO Energy *	9,570	64
Vantage Drilling * (A)	34,246	60
W&T Offshore	3,238	49
Warren Resources *	14,749	65
Western Refining (A)	5,999	219
Westmoreland Coal *	2,400	54
Whiting Petroleum *	14,758	1,014
Willbros Group *	2,254	22
World Fuel Services	8,841	398

		30,843

Financials — 21.7%
1st Source	1,780	56
1st United Bancorp	1,092	8
Acadia Realty Trust ‡	6,939	184
Affiliated Managers Group *	6,611	1,243
Agree Realty ‡	1,847	57
Alexander & Baldwin	4,877	203
Alexander’s ‡ (A)	288	108
Alexandria Real Estate Equities ‡	9,061	656
Alleghany *	2,167	835
Allied World Assurance Holdings	4,004	399
Altisource Residential, Cl B ‡	7,100	203
Ambac Financial Group *	7,700	242
American Assets Trust ‡	4,891	162
American Campus Communities ‡	12,162	449
American Capital *	36,211	563
American Capital Agency ‡	44,621	995
American Capital Mortgage Investment ‡	7,765	157
American Equity Investment Life Holding (A)	7,278	159
American Financial Group	9,953	569
American Homes 4 Rent, Cl A ‡	7,700	126
American National Bankshares	306	7
American National Insurance	1,031	117
American Realty Capital Properties ‡	59,200	870
American Residential Properties ‡ *	1,300	24
Ameris Bancorp *	3,052	64
AMERISAFE	1,733	75
Ames National	310	7
Amtrust Financial Services (A)	4,059	153
Annaly Capital Management ‡	118,014	1,319
Anworth Mortgage Asset ‡	21,068	109

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Apollo Commercial Real Estate Finance ‡	5,537	$93
Apollo Investment	25,253	216
Apollo Residential Mortgage ‡	4,987	87
Arch Capital Group *	16,736	939
Ares Capital	37,571	677
Ares Commercial Real Estate ‡	2,000	27
Argo Group International Holdings	3,395	150
Arlington Asset Investment, Cl A	2,012	53
Armada Hoffler Properties ‡	1,800	18
ARMOUR Residential ‡	43,196	185
Arrow Financial	1,022	27
Arthur J Gallagher	16,091	743
Artisan Partners Asset Management, Cl A	1,500	95
Ashford Hospitality Prime ‡	894	15
Ashford Hospitality Trust ‡	9,471	106
Aspen Insurance Holdings	7,795	293
Associated Banc	19,586	327
Associated Estates Realty ‡	6,389	109
Assured Guaranty	21,687	532
Astoria Financial	11,265	154
AV Homes *	407	8
Aviv ‡	1,000	25
Axis Capital Holdings	13,668	601
Baldwin & Lyons, Cl B	1,481	38
Banc of California	1,600	20
Bancfirst	1,025	56
Banco Latinoamericano de Comercio Exterior, Cl E	4,012	102
Bancorp *	3,104	59
Bancorpsouth (A)	11,382	272
Bank Mutual	3,899	26
Bank of Hawaii	5,924	346
Bank of Kentucky Financial	233	8
Bank of Marin Bancorp	907	40
Bank of the Ozarks (A)	3,485	221
BankFinancial	797	8
BankUnited	7,196	241
Banner	2,251	89
Bar Harbor Bankshares	100	4
BBCN Bancorp	9,995	170
Beneficial Mutual Bancorp *	5,626	68
Berkshire Hills Bancorp	2,350	59
BGC Partners, Cl A	14,636	100
BioMed Realty Trust ‡	24,029	497
BlackRock Kelso Capital	6,959	66
BNC Bancorp	1,800	31
BofI Holding *	1,609	150
BOK Financial	2,993	194
Boston Private Financial Holdings	8,815	115
Brandywine Realty Trust ‡	20,839	305
BRE Properties ‡	9,790	605
Bridge Bancorp	1,412	37
Bridge Capital Holdings *	1,300	29
Brixmor Property Group ‡	4,900	108
Brookline Bancorp	6,574	60
Brown & Brown	15,276	460
Bryn Mawr Bank	1,822	52
C&F Financial	300	11

Description	Shares	Market Value ($ Thousands)

Calamos Asset Management, Cl A	4,182	$50
Camden National	539	20
Camden Property Trust ‡	10,738	716
Campus Crest Communities ‡	9,972	83
Capital Bank Financial, Cl A *	1,860	43
Capital City Bank Group	800	11
Capital Southwest	1,624	56
CapitalSource	22,893	337
Capitol Federal Financial	16,787	204
Capstead Mortgage ‡	12,218	157
Cardinal Financial	2,941	51
Cash America International	3,679	147
Cathay General Bancorp	8,815	224
CBL & Associates Properties ‡	21,382	380
CBOE Holdings	11,138	602
Cedar Realty Trust ‡	8,938	55
Center Bancorp	483	9
Centerstate Banks	2,485	27
Central Pacific Financial	2,910	57
Chambers Street Properties ‡	26,700	211
Charter Financial	2,200	23
Chatham Lodging Trust ‡	2,935	61
Chemical Financial	4,499	133
Chesapeake Lodging Trust ‡	6,167	161
Chimera Investment ‡	125,326	400
CIT Group	25,137	1,224
Citizens, Cl A *	2,233	16
Citizens & Northern	1,840	37
City Holding	1,485	66
City National	6,040	452
CNA Financial	3,875	161
CNB Financial	2,048	38
CNO Financial Group	28,525	521
CoBiz Financial	5,671	63
Cohen & Steers (A)	1,736	66
Colony Financial ‡	9,600	217
Columbia Banking System (A)	6,409	168
Commerce Bancshares	10,479	468
CommonWealth ‡	13,844	376
Community Bank System (A)	4,602	168
Community Trust Bancorp	1,358	54
Consolidated-Tomoka Land	174	6
CoreSite Realty ‡	2,773	86
Corporate Office Properties Trust ‡	11,430	305
Corrections Corp of America ‡	14,802	494
Cousins Properties ‡	19,046	220
Cowen Group, Cl A *	7,221	31
Crawford, Cl B	3,520	30
Credit Acceptance *	932	129
CU Bancorp *	1,200	22
CubeSmart ‡	17,722	310
Cullen/Frost Bankers (A)	6,705	500
Customers Bancorp *	1,700	34
CVB Financial	11,279	176
CyrusOne ‡	2,629	58
CYS Investments ‡	22,062	194
DCT Industrial Trust ‡	41,886	332
DDR ‡	37,814	628
DFC Global *	5,391	44
Diamond Hill Investment Group	254	30
DiamondRock Hospitality ‡	25,907	327

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Digital Realty Trust ‡ (A)	16,174	$876
Dime Community Bancshares	3,683	62
Doral Financial *	900	10
Douglas Emmett ‡	18,385	495
Duke Realty ‡	40,895	687
DuPont Fabros Technology ‡	7,221	192
Dynex Capital ‡	6,593	56
Eagle Bancorp *	2,906	100
East West Bancorp	17,966	641
EastGroup Properties ‡	3,385	210
Eaton Vance	15,325	580
Education Realty Trust ‡	15,173	143
eHealth *	1,874	90
EMC Insurance Group	700	21
Empire State Realty Trust, Cl A ‡	11,700	179
Employers Holdings	3,174	62
Encore Capital Group *	3,175	154
Endurance Specialty Holdings	5,783	302
Enstar Group *	1,351	169
Enterprise Bancorp	1,100	21
Enterprise Financial Services	1,249	23
EPR Properties ‡	6,751	360
Equity Lifestyle Properties ‡	10,132	408
Equity One ‡	7,585	176
Erie Indemnity, Cl A	2,787	202
ESB Financial	517	7
Essent Group *	2,700	63
Essex Property Trust ‡	4,827	807
EverBank Financial	10,024	180
Evercore Partners, Cl A	3,576	199
Everest Re Group	6,244	932
Excel Trust ‡	4,518	57
Extra Space Storage ‡	14,118	693
Ezcorp, Cl A *	7,457	94
Farmers Capital Bank *	800	16
FBL Financial Group, Cl A	582	24
FBR *	1,869	49
Federal Agricultural Mortgage, Cl C	1,988	63
Federal Realty Investment Trust ‡	8,186	911
Federated Investors, Cl B (A)	10,870	298
FelCor Lodging Trust ‡	15,163	132
Fidelity National Financial, Cl A	34,358	1,136
Fidelity Southern	1,513	22
Fidus Investment	1,883	40
Fifth Street Finance	17,355	170
Financial Engines	5,664	320
Financial Institutions	767	17
First American Financial (A)	12,572	339
First Bancorp	2,097	38
First BanCorp *	9,716	51
First Busey	11,811	70
First Cash Financial Services *	3,258	172
First Citizens BancShares, Cl A	991	222
First Commonwealth Financial	15,001	128
First Community Bancshares	942	16
First Connecticut Bancorp	1,048	16
First Defiance Financial	592	16
First Financial	1,612	55
First Financial Bancorp	5,949	101
First Financial Bankshares	3,528	213

Description	Shares	Market Value ($ Thousands)

First Financial Holdings	2,786	$171
First Financial Northwest	1,491	15
First Horizon National	28,200	338
First Industrial Realty Trust ‡	12,053	232
First Interstate Bancsystem, Cl A	2,212	57
First Merchants	3,733	80
First Midwest Bancorp	9,442	157
First Niagara Financial Group	40,747	370
First of Long Island	753	29
First Potomac Realty Trust ‡	6,922	88
First Republic Bank	14,743	766
First Security Group * (A)	8,700	19
Firsthand Technology Value Fund	600	14
FirstMerit	21,497	446
Flagstar Bancorp *	1,800	40
Flushing Financial	4,470	93
FNB (Pennsylvania)	19,908	243
Forest City Enterprises, Cl A *	18,345	357
Forestar Group *	4,832	91
Fox Chase Bancorp	253	4
Franklin Financial *	262	5
Franklin Street Properties ‡	11,696	146
Fulton Financial	23,012	283
FXCM, Cl A	5,250	88
GAMCO Investors, Cl A	822	64
Gaming and Leisure Properties ‡	11,570	441
Geo Group ‡	8,490	274
German American Bancorp	744	22
Getty Realty ‡	3,072	59
GFI Group	3,849	15
Glacier Bancorp	7,980	221
Gladstone Capital	424	4
Gladstone Commercial ‡	1,119	19
Gladstone Investment	525	4
Glimcher Realty Trust ‡	18,111	176
Global Indemnity, Cl A *	202	5
Golub Capital BDC (A)	4,424	83
Government Properties Income Trust ‡	6,866	171
Gramercy Property Trust ‡	8,095	47
Great Southern Bancorp	599	17
Green Dot, Cl A *	2,355	47
Greenhill	3,171	169
Greenlight Capital Re, Cl A *	3,509	110
GSV Capital *	749	9
Guaranty Bancorp	605	9
Hancock Holding	9,814	338
Hanmi Financial	4,178	98
Hannon Armstrong Sustainable Infrastructure Capital ‡	900	13
Hanover Insurance Group	5,217	307
Hatteras Financial ‡	11,283	223
HCC Insurance Holdings	12,821	563
HCI Group	915	44
Healthcare Realty Trust ‡	12,755	306
Healthcare Trust of America, Cl A ‡	14,400	162
Heartland Financial USA	2,575	69
Hercules Technology Growth Capital (A)	6,157	97

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Heritage Commerce	1,100	$9
Heritage Financial	2,307	41
Heritage Oaks Bancorp *	1,400	11
Hersha Hospitality Trust, Cl A ‡	26,078	147
HFF, Cl A	4,095	131
Highwoods Properties ‡	10,968	414
Hilltop Holdings *	7,729	189
Home BancShares (A)	5,096	171
Home Federal Bancorp	546	8
Home Loan Servicing Solutions	8,147	167
Home Properties ‡	6,935	409
HomeStreet	1,172	22
HomeTrust Bancshares *	1,102	17
Horace Mann Educators	5,414	155
Horizon Bancorp	900	20
Hospitality Properties Trust ‡	17,741	470
Howard Hughes *	5,017	693
Hudson Pacific Properties ‡	6,670	152
Hudson Valley Holding	1,305	25
Iberiabank	3,384	222
ICG Group *	3,888	79
Independent Bank	2,502	92
Independent Bank Group	500	27
Infinity Property & Casualty	1,614	119
ING US	8,800	316
Inland Real Estate ‡	8,682	93
Interactive Brokers Group, Cl A	6,827	152
International Bancshares	6,650	154
International. FCStone *	1,368	25
Intervest Bancshares, Cl A *	1,000	7
Invesco Mortgage Capital ‡	15,171	255
Investment Technology Group *	3,917	68
Investors Bancorp	6,370	169
Investors Real Estate Trust ‡	13,531	119
iStar Financial ‡ *	11,218	174
Janus Capital Group	16,812	188
JAVELIN Mortgage Investment ‡	500	7
JGWPT Holdings, Cl A *	2,500	48
Jones Lang LaSalle	5,559	685
Kansas City Life Insurance	165	8
KCAP Financial (A)	1,483	12
KCG Holdings, Cl A *	7,407	88
Kearny Financial *	607	8
Kemper	5,336	207
Kennedy-Wilson Holdings	7,129	180
Kilroy Realty ‡	10,443	601
Kite Realty Group Trust ‡	13,821	85
Ladenburg Thalmann Financial Services *	6,700	19
Lakeland Bancorp	4,470	51
Lakeland Financial	1,705	65
LaSalle Hotel Properties ‡	12,042	377
Lazard, Cl A	16,231	730
Lexington Realty Trust ‡	22,290	254
Liberty Property Trust ‡	16,475	630
LPL Financial Holdings	6,662	358
LTC Properties ‡	4,417	166
Mack-Cali Realty ‡	9,867	220
Maiden Holdings	4,723	53
Main Street Capital (A)	4,926	173
MainSource Financial Group	2,690	46
Manning & Napier, Cl A	1,972	29

Description	Shares	Market Value ($ Thousands)

Markel *	1,713	$990
MarketAxess Holdings	4,452	263
Marlin Business Services	322	7
MB Financial	6,181	189
MBIA *	16,182	219
MCG Capital	4,383	19
Meadowbrook Insurance Group	2,953	16
Medallion Financial	4,052	59
Medical Properties Trust ‡	18,062	238
Medley Capital	7,614	107
Mercantile Bank	357	7
Merchants Bancshares	207	7
Mercury General	3,378	153
Meridian Interstate Bancorp *	338	8
Meta Financial Group	700	30
Metro Bancorp *	1,177	23
MFA Mortgage Investments ‡	42,497	334
MGIC Investment *	38,018	341
Mid-America Apartment Communities ‡	9,453	639
MidSouth Bancorp	400	7
MidWestOne Financial Group	269	7
Monmouth Real Estate Investment, Cl A ‡	5,746	56
Montpelier Re Holdings	5,589	159
Mortgage Investment Trust ‡	2,788	51
MSCI, Cl A *	15,369	672
MVC Capital	1,258	18
National Bank Holdings, Cl A	4,600	90
National Bankshares	1,036	37
National Health Investors ‡	3,564	220
National Interstate	124	4
National Penn Bancshares	14,689	159
National Retail Properties ‡ (A)	15,143	543
National Western Life Insurance, Cl A	341	77
Nationstar Mortgage Holdings *	1,846	53
Navigators Group *	983	60
NBT Bancorp	6,408	150
Nelnet, Cl A	2,531	102
New Mountain Finance	6,000	90
New Residential Investment ‡	28,800	184
New York Community Bancorp (A)	55,439	886
New York Mortgage Trust ‡	7,838	61
NewBridge Bancorp *	2,600	19
NewStar Financial *	3,393	52
NGP Capital Resources	922	7
Nicholas Financial	700	11
Northfield Bancorp	6,705	85
Northrim BanCorp	269	7
NorthStar Realty Finance ‡	39,616	614
Northwest Bancshares	11,699	168
OceanFirst Financial	1,788	34
Ocwen Financial *	13,361	500
OFG Bancorp	4,225	68
Old National Bancorp	11,661	164
Old Republic International	30,244	471
Omega Healthcare Investors ‡	15,677	501
OmniAmerican Bancorp	615	13
One Liberty Properties ‡	624	14
OneBeacon Insurance Group, Cl A	4,135	68

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Oppenheimer Holdings, Cl A	364	$10
Oritani Financial	4,124	65
Pacific Continental	2,665	38
Pacific Premier Bancorp *	1,600	25
PacWest Bancorp (A)	4,389	190
Park National	1,305	102
Park Sterling	3,770	25
Parkway Properties ‡	5,970	110
PartnerRe	6,834	676
Peapack Gladstone Financial	254	5
Pebblebrook Hotel Trust ‡	6,903	229
PennantPark Floating Rate Capital	1,630	23
PennantPark Investment	6,163	71
Penns Woods Bancorp	152	7
Pennsylvania ‡	8,599	161
PennyMac Financial Services, Cl A *	1,100	19
PennyMac Mortgage Investment Trust ‡	8,063	196
Peoples Bancorp	1,710	42
PHH *	7,132	186
Phoenix *	841	43
Physicians Realty Trust ‡	3,100	42
PICO Holdings *	2,621	66
Piedmont Office Realty Trust, Cl A ‡	18,266	316
Pinnacle Financial Partners	5,025	181
Piper Jaffray *	2,277	95
Platinum Underwriters Holdings	3,348	196
Popular *	12,056	345
Portfolio Recovery Associates *	6,658	361
Post Properties ‡	6,411	311
Potlatch ‡	4,620	183
Preferred Bank *	1,937	47
Primerica	6,829	306
PrivateBancorp, Cl A	7,319	211
ProAssurance	8,125	369
Prospect Capital	40,392	446
Prosperity Bancshares (A)	7,269	460
Protective Life	9,402	490
Provident Financial Holdings	374	6
Provident Financial Services	8,679	161
PS Business Parks ‡	2,228	187
QTS Realty Trust	2,000	51
Radian Group (A)	20,448	318
RAIT Financial Trust ‡	13,021	108
Ramco-Gershenson Properties ‡	6,837	114
Raymond James Financial	15,381	812
Rayonier ‡	15,953	751
RE, Cl A	1,600	49
Realogy Holdings *	15,202	721
Realty Income ‡ (A)	25,736	1,143
Redwood Trust ‡ (A)	9,405	189
Regency Centers ‡	11,667	592
Regional Management *	700	21
Reinsurance Group of America, Cl A	9,216	710
RenaissanceRe Holdings	5,243	501
Renasant	3,160	92
Republic Bancorp, Cl A	1,298	31
Resource Capital ‡	13,505	79

Description	Shares	Market Value ($ Thousands)

Retail Opportunity Investments ‡ (A)	9,559	$142
Retail Properties of America, Cl A ‡	15,203	212
Rexford Industrial Realty ‡	2,000	28
RLI	4,782	206
RLJ Lodging Trust ‡	14,437	375
Rockville Financial	1,638	22
Rouse Properties ‡	2,617	49
Ryman Hospitality Properties ‡ (A)	4,960	209
S&T Bancorp	2,732	63
Sabra Health Care ‡	5,462	156
Safeguard Scientifics *	3,396	67
Safety Insurance Group	1,531	85
Sandy Spring Bancorp	2,947	70
Saul Centers ‡	1,444	67
Seacoast Banking of Florida	598	6
SEI (B)	18,319	615
Select Income ‡	3,221	94
Selective Insurance Group	6,384	147
Senior Housing Properties Trust ‡	22,007	491
Sierra Bancorp	478	8
Signature Bank NY *	5,970	782
Silver Bay Realty Trust ‡	1,546	24
Simmons First National, Cl A	2,418	86
SL Green Realty ‡	11,440	1,136
Solar Capital	4,522	100
Solar Senior Capital	235	4
Southside Bancshares	2,778	82
Southwest Bancorp	1,679	30
Sovran Self Storage ‡	3,793	281
Spirit Realty Capital ‡	47,566	519
Springleaf Holdings, Cl A *	2,800	79
St. Joe * (A)	8,420	163
STAG Industrial ‡	4,456	104
StanCorp Financial Group	5,210	345
Starwood Property Trust ‡	24,880	598
Starwood Waypoint Residential Trust ‡ *	4,476	121
State Auto Financial	1,090	22
State Bank Financial	3,584	61
Stellus Capital Investment (A)	1,300	19
Sterling Bancorp	12,229	157
Sterling Financial	4,990	158
Stewart Information Services	3,341	124
Stifel Financial *	7,382	355
Strategic Hotels & Resorts ‡ *	20,588	206
Suffolk Bancorp *	600	12
Summit Hotel Properties ‡	8,529	79
Sun Bancorp *	1,661	6
Sun Communities ‡	4,121	190
Sunstone Hotel Investors ‡	21,580	292
Susquehanna Bancshares	22,323	244
SVB Financial Group *	5,682	715
SWS Group *	1,049	9
SY Bancorp	1,635	49
Symetra Financial	9,383	185
Synovus Financial	112,846	393
Tanger Factory Outlet Centers ‡	10,949	376
Taubman Centers ‡	7,487	527

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Taylor Capital Group *	1,315	$31
TCF Financial	19,239	310
TCP Capital	4,000	71
TD Ameritrade Holding	29,273	979
Tejon Ranch *	1,647	58
Terreno Realty ‡	3,063	57
Territorial Bancorp	773	17
Texas Capital Bancshares *	5,423	341
TFS Financial *	8,743	103
Third Point Reinsurance *	2,600	39
THL Credit	4,197	66
TICC Capital	5,964	62
Tompkins Financial	1,905	92
Tower Group International	3,516	10
TowneBank	4,294	64
Tree.com *	800	27
Triangle Capital	3,760	106
Trico Bancshares	2,509	63
TrustCo Bank NY	8,926	60
Trustmark	7,539	182
Two Harbors Investment ‡	47,140	489
UDR ‡	31,579	815
UMB Financial	4,745	296
UMH Properties ‡	900	8
Umpqua Holdings (A)	12,493	222
Union First Market Bankshares	6,142	155
United Bankshares	7,683	226
United Community Banks *	4,074	68
United Community Financial *	4,200	16
United Financial Bancorp	1,102	19
United Fire Group	1,971	57
Universal Health Realty Income Trust ‡	1,116	48
Universal Insurance Holdings	2,900	39
Univest Corp of Pennsylvania	923	18
Urstadt Biddle Properties, Cl A ‡	2,956	58
Validus Holdings	11,926	439
Valley National Bancorp	22,272	225
ViewPoint Financial Group	4,010	100
Virtus Investment Partners *	808	150
Waddell & Reed Financial, Cl A	10,902	760
Walker & Dunlop *	1,423	24
Walter Investment Management *	4,636	118
Washington ‡	7,613	191
Washington Banking	2,207	41
Washington Federal	12,436	279
Washington Trust Bancorp	1,170	41
Webster Financial	10,551	327
Weingarten Realty Investors ‡	15,668	478
WesBanco	2,365	71
West Bancorporation	585	9
Westamerica Bancorporation	3,355	169
Western Alliance Bancorp *	8,403	195
Western Asset Mortgage Capital ‡ (A)	3,345	55
Westfield Financial	872	7
Westwood Holdings Group	928	53
White Mountains Insurance Group	755	438
Whitestone, Cl B ‡	1,577	23
Wilshire Bancorp	6,863	70

Description	Shares	Market Value ($ Thousands)

Winthrop Realty Trust ‡	5,749	$67
Wintrust Financial	5,849	271
WisdomTree Investments *	11,375	177
World Acceptance *	976	94
WP Carey ‡	7,400	470
WR Berkley	13,824	570
WSFS Financial	943	67
Yadkin Financial *	1,500	29

		111,769

Health Care — 11.9%
Abaxis *	3,093	117
ABIOMED *	5,612	158
Acadia Healthcare * (A)	3,987	197
ACADIA Pharmaceuticals * (A)	7,900	224
Acceleron Pharma *	1,200	56
Accretive Health * (A)	5,633	47
Accuray * (A)	8,163	77
AcelRx Pharmaceuticals * (A)	2,300	26
Achillion Pharmaceuticals * (A)	6,298	22
Acorda Therapeutics *	5,142	188
Aegerion Pharmaceuticals *	3,706	203
Affymetrix *	5,960	46
Agios Pharmaceuticals * (A)	1,400	44
Air Methods *	5,277	285
Akorn *	7,527	194
Albany Molecular Research *	2,000	31
Alere *	9,521	350
Align Technology *	8,513	446
Alkermes *	17,053	830
Alliance HealthCare Services *	800	24
Allscripts Healthcare Solutions *	20,853	387
Almost Family *	309	9
Alnylam Pharmaceuticals *	7,389	600
AMAG Pharmaceuticals *	1,603	33
Amedisys * (A)	4,171	71
AMN Healthcare Services *	4,309	60
Ampio Pharmaceuticals *	1,600	11
Amsurg, Cl A *	3,966	174
Anacor Pharmaceuticals *	2,800	53
Analogic	1,620	153
AngioDynamics *	2,070	32
Anika Therapeutics *	1,470	58
Antares Pharma *	13,708	61
Arena Pharmaceuticals * (A)	27,553	179
ARIAD Pharmaceuticals * (A)	25,424	221
Arqule *	2,366	5
Array BioPharma *	10,760	52
ArthroCare *	3,695	178
athenahealth *	4,592	890
AtriCure *	2,820	59
Atrion	130	38
Auxilium Pharmaceuticals *	6,870	211
AVANIR Pharmaceuticals, Cl A *	14,547	61
AVEO Pharmaceuticals *	2,378	4
BioDelivery Sciences International *	7,300	68
BioMarin Pharmaceutical *	17,246	1,397
Bio-Rad Laboratories, Cl A *	2,653	344
Bio-Reference Labs * (A)	2,247	57
BioScrip *	9,311	66
BioTime * (A)	5,100	18

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Brookdale Senior Living, Cl A *	11,646	$391
Bruker *	14,532	330
Cadence Pharmaceuticals *	7,058	99
Cambrex *	3,760	75
Cantel Medical	4,777	155
Capital Senior Living *	2,712	69
Cardiovascular Systems *	3,425	120
Catamaran *	25,707	1,159
Cell Therapeutics * (A)	17,100	66
Celldex Therapeutics *	10,656	311
Cempra *	2,400	27
Centene *	6,659	424
Cepheid * (A)	8,669	465
Cerus *	5,297	34
Charles River Laboratories International *	5,806	345
Chelsea Therapeutics International *	7,000	40
Chemed (A)	2,245	190
ChemoCentryx * (A)	2,000	15
Chimerix *	900	18
Chindex International *	800	15
Clovis Oncology *	2,566	204
Community Health Systems *	14,330	595
Computer Programs & Systems	1,702	117
CONMED	3,708	173
Contravir Pharmaceutical *	1,037	2
Cooper	6,134	786
Corcept Therapeutics *	13,100	43
Coronado Biosciences *	730	2
Corvel *	1,434	66
Covance *	7,118	737
Cross Country Healthcare *	5,079	53
CryoLife	5,045	50
Cubist Pharmaceuticals *	8,265	657
Curis *	4,264	13
Cutera *	2,000	21
Cyberonics *	3,146	215
Cynosure, Cl A *	2,339	72
Cytokinetics *	2,100	21
Cytori Therapeutics *	2,432	8
Darling International *	19,357	391
Dendreon * (A)	18,966	55
Depomed *	6,555	79
Derma Sciences *	3,783	56
DexCom *	8,324	375
Durata Therapeutics *	3,200	44
Dyax *	16,082	156
Dynavax Technologies *	31,890	59
Emergent Biosolutions *	3,084	76
Emeritus *	5,751	181
Endo Health Solutions *	16,711	1,334
Endocyte * (A)	2,270	30
Endologix *	9,095	123
Ensign Group	2,418	96
Envision Healthcare Holdings *	5,500	185
Enzon Pharmaceuticals	1,506	1
Epizyme *	600	18
Exact Sciences * (A)	7,954	107
Exactech *	339	8
ExamWorks Group *	4,245	154
Exelixis * (A)	25,200	178

Description	Shares	Market Value ($ Thousands)

Five Star Quality Care *	8,527	$49
Fluidigm *	3,153	148
Foundation Medicine * (A)	1,500	53
Furiex Pharmaceuticals *	942	87
Galena Biopharma * (A)	8,900	35
GenMark Diagnostics *	5,900	74
Genomic Health *	1,797	47
Gentiva Health Services *	5,379	58
Geron *	23,970	114
Globus Medical, Cl A *	7,700	182
Greatbatch *	2,430	105
GTx * (A)	2,700	5
Haemonetics *	5,647	206
Halozyme Therapeutics * (A)	11,158	157
Hanger *	4,309	153
Harvard Apparatus Regenerative Technology *	259	1
Harvard Bioscience *	1,037	5
HCA Holdings *	33,180	1,699
Health Net *	9,570	326
HealthSouth	11,441	374
HealthStream *	1,864	54
Healthways *	3,221	48
HeartWare International *	1,979	190
Henry Schein *	10,843	1,291
Hill-Rom Holdings	8,001	303
Hi-Tech Pharmacal *	1,501	65
HMS Holdings * (A)	9,831	201
Hologic * (A)	34,055	742
Horizon Pharma *	6,800	83
Hyperion Therapeutics * (A)	900	28
ICU Medical *	1,827	106
Idenix Pharmaceuticals * (A)	12,494	85
Idexx Laboratories *	6,801	856
Illumina *	15,379	2,637
ImmunoGen * (A)	10,752	176
Immunomedics * (A)	7,257	34
Impax Laboratories *	7,788	201
Incyte *	12,971	834
Infinity Pharmaceuticals *	6,394	100
Insmed *	5,100	102
Insulet *	6,021	285
Insys Therapeutics *	600	40
Integra LifeSciences Holdings *	2,352	111
Intercept Pharmaceuticals *	876	360
InterMune *	10,472	315
Intrexon * (A)	1,300	34
Invacare	3,389	67
IPC The Hospitalist *	2,300	118
Ironwood Pharmaceuticals, Cl A *	12,054	175
Isis Pharmaceuticals *	14,194	724
Jazz Pharmaceuticals *	6,534	993
Karyopharm Therapeutics *	1,600	64
Keryx Biopharmaceuticals * (A)	12,394	199
Kindred Healthcare	5,865	127
KYTHERA Biopharmaceuticals *	1,800	90
Landauer	1,073	52
Lannett *	2,100	90
Lexicon Pharmaceuticals *	21,740	39
LHC Group *	784	19
LifePoint Hospitals *	5,596	304

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Ligand Pharmaceuticals, Cl B *	2,228	$155
Luminex *	3,455	64
MacroGenics *	1,200	42
Magellan Health Services *	3,140	192
Mallinckrodt *	7,100	481
MannKind * (A)	17,243	107
Masimo *	6,093	156
MedAssets *	7,739	188
Medicines *	7,557	231
Medidata Solutions *	6,894	442
Medivation *	9,504	683
MEDNAX *	12,656	770
Merge Healthcare *	2,399	6
Meridian Bioscience	4,241	88
Merit Medical Systems *	4,375	66
Merrimack Pharmaceuticals * (A)	14,600	73
Mettler Toledo International *	3,782	929
MiMedx Group *	10,500	75
Molina Healthcare *	3,136	118
Momenta Pharmaceuticals *	7,254	107
MWI Veterinary Supply *	1,692	276
Myriad Genetics * (A)	9,226	334
National Healthcare	994	51
National Research, Cl A *	312	5
Natus Medical *	4,258	107
Navidea Biopharmaceuticals * (A)	7,605	14
Nektar Therapeutics *	14,595	187
Neogen *	4,380	190
Neurocrine Biosciences *	9,600	169
NewLink Genetics * (A)	2,516	111
Novavax *	19,553	125
NPS Pharmaceuticals *	12,164	426
NuVasive *	5,478	201
NxStage Medical *	8,747	121
Omeros * (A)	5,200	70
Omnicare	13,296	783
Omnicell *	4,312	124
OncoGenex Pharmaceutical *	535	6
Ophthotech *	1,300	44
Opko Health * (A)	21,629	206
OraSure Technologies *	5,539	38
Orexigen Therapeutics * (A)	15,061	105
Orthofix International *	2,440	54
Osiris Therapeutics *	1,000	15
OvaScience *	1,400	15
Owens & Minor	7,639	265
Pacific Biosciences of California *	8,700	58
Pacira Pharmaceuticals *	3,345	262
PAREXEL International *	6,646	356
PDL BioPharma (A)	17,900	153
Peregrine Pharmaceuticals * (A)	15,000	27
Pharmacyclics *	7,293	1,011
PharMerica *	4,250	102
PhotoMedex *	265	4
Portola Pharmaceuticals *	900	22
Pozen	1,028	8
Premier, Cl A *	4,700	157
Prestige Brands Holdings *	5,779	165
Progenics Pharmaceuticals *	5,196	24
Prothena *	1,300	47

Description	Shares	Market Value ($ Thousands)

Providence Service *	958	$26
PTC Therapeutics *	2,100	66
Puma Biotechnology *	2,900	337
QIAGEN * (A)	29,748	662
Quality Systems	4,615	81
Questcor Pharmaceuticals (A)	6,231	379
Quidel * (A)	2,612	73
Quintiles Transnational Holdings *	3,400	184
Raptor Pharmaceutical *	7,507	119
Receptos *	1,200	56
Relypsa *	1,300	51
Repligen *	5,022	75
Repros Therapeutics *	1,842	36
ResMed (A)	17,999	792
Rigel Pharmaceuticals *	17,759	61
Rockwell Medical * (A)	4,300	55
RTI Surgical *	1,118	4
Sagent Pharmaceuticals *	1,375	29
Salix Pharmaceuticals *	7,757	837
Sangamo BioSciences *	7,970	145
Sarepta Therapeutics * (A)	5,200	151
Sciclone Pharmaceuticals *	3,201	15
Seattle Genetics *	12,700	668
Select Medical Holdings	5,465	61
Sequenom * (A)	5,717	14
SIGA Technologies *	5,400	17
Sirona Dental Systems *	7,122	502
Spectranetics *	4,124	124
Spectrum Pharmaceuticals *	7,079	59
Staar Surgical *	5,378	76
Stemline Therapeutics *	900	23
STERIS	7,798	360
Sunesis Pharmaceuticals *	1,135	7
Surgical Care Affiliates *	1,500	46
SurModics *	2,444	61
Symmetry Medical *	4,888	52
Synageva BioPharma *	2,306	264
Synergy Pharmaceuticals * (A)	10,515	64
Synta Pharmaceuticals * (A)	9,354	58
Tandem Diabetes Care *	1,500	39
Targacept *	3,700	18
Team Health Holdings *	8,008	361
TearLab *	2,200	18
Techne	4,525	402
Teleflex	4,902	500
TESARO *	2,600	86
Tetraphase Pharmaceuticals *	3,100	42
TherapeuticsMD *	7,200	49
Theravance *	10,309	381
Thoratec *	6,427	239
Threshold Pharmaceuticals * (A)	9,295	47
Tornier *	2,108	41
Triple-S Management, Cl B *	2,866	48
Unilife * (A)	18,171	84
United Therapeutics *	5,964	605
Universal American	2,216	17
Universal Health Services, Cl B	11,347	911
US Physical Therapy	1,926	64
Utah Medical Products	200	11
Vanda Pharmaceuticals *	2,600	39
Vascular Solutions *	2,718	71

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

VCA Antech *	10,383	$322
Veeva Systems, Cl A * (A)	1,800	64
Verastem *	1,500	20
Vical *	4,189	6
Vivus * (A)	8,977	54
Vocera Communications *	1,742	30
Volcano *	6,949	149
WellCare Health Plans *	5,766	356
West Pharmaceutical Services	8,030	366
Wright Medical Group *	5,759	183
XenoPort *	9,916	62
XOMA *	9,730	81
Zeltiq Aesthetics *	2,400	46
ZIOPHARM Oncology * (A)	8,673	37
Zogenix *	10,400	45

		61,219

Industrials — 14.6%
AAON	2,967	89
AAR	5,729	166
ABM Industries	6,255	177
Acacia Research (A)	7,649	117
ACCO Brands * (A)	15,629	93
Accuride *	955	4
Aceto	3,017	55
Actuant, Cl A	8,542	299
Acuity Brands	5,446	768
Advisory Board *	4,284	275
AECOM Technology *	12,012	384
Aegion, Cl A *	4,503	104
Aerovironment *	2,125	66
AGCO	12,423	652
Air Lease, Cl A	9,331	345
Air Transport Services Group *	2,936	19
Aircastle	8,657	171
Alamo Group	935	49
Alaska Air Group	8,861	768
Albany International, Cl A	2,798	101
Allegiant Travel, Cl A	1,750	174
Alliant Techsystems	4,144	559
Altra Holdings	3,389	120
AMERCO	800	186
Ameresco, Cl A *	779	8
American Airlines Group * (A)	24,723	913
American Railcar Industries	1,277	88
American Science & Engineering	955	63
American Woodmark *	1,684	54
Ampco-Pittsburgh	333	7
AO Smith	9,358	465
Apogee Enterprises	3,811	130
Applied Industrial Technologies	5,661	289
ARC Document Solutions *	4,300	34
Argan	1,879	54
Arkansas Best	2,690	89
Armstrong World Industries *	3,177	174
Astec Industries	3,163	127
Astronics *	2,274	152
Atlas Air Worldwide Holdings *	3,369	101
Avis Budget Group *	13,660	642
AZZ	3,196	142
Babcock & Wilcox	14,524	479
Barnes Group	5,952	229

Description	Shares	Market Value ($ Thousands)

Barrett Business Services	834	$58
BE Aerospace *	12,330	1,039
Beacon Roofing Supply *	5,470	207
Blount International *	4,685	57
Brady, Cl A	5,727	153
Briggs & Stratton (A)	4,949	113
Brink’s	5,506	167
Builders FirstSource *	7,970	69
CAI International *	1,272	31
Capstone Turbine * (A)	50,135	90
Carlisle	8,077	641
Casella Waste Systems, Cl A *	1,391	7
CBIZ *	3,745	34
CDI	2,269	41
Ceco Environmental	2,047	33
Celadon Group	3,375	77
Cenveo *	7,100	24
Chart Industries *	3,972	332
Chicago Bridge & Iron	12,592	1,060
CIRCOR International	2,315	166
CLARCOR	6,123	355
Clean Harbors *	6,976	330
Colfax *	13,089	931
Columbus McKinnon	2,465	63
Comfort Systems USA	4,391	72
Commercial Vehicle Group *	492	4
Con-way	7,568	289
Copa Holdings, Cl A	4,228	573
Copart *	14,350	523
Corporate Executive Board	3,961	296
Courier	700	12
Covanta Holding	11,958	215
CRA International *	2,205	52
Crane	5,629	402
Cubic	2,189	114
Curtiss-Wright	5,478	373
Deluxe	6,754	341
DigitalGlobe *	8,632	268
Donaldson	18,546	794
Douglas Dynamics	4,022	65
Ducommun *	1,000	28
DXP Enterprises *	962	98
Dycom Industries *	3,707	107
Dynamic Materials	1,365	28
Echo Global Logistics *	2,486	40
EMCOR Group	7,887	369
Encore Wire	2,103	110
Energy Recovery *	4,487	20
EnerNOC *	2,360	51
EnerSys	5,583	397
Engility Holdings *	2,010	84
Ennis	3,488	55
EnPro Industries *	2,668	191
ESCO Technologies	2,777	100
Esterline Technologies *	3,790	408
Exelis	22,728	464
ExOne * (A)	400	19
Exponent	1,743	124
Federal Signal *	9,547	123
Fortune Brands Home & Security	20,673	966
Forward Air	3,818	165
Franklin Covey *	491	10

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Franklin Electric	5,281	$230
FreightCar America	1,733	44
FTI Consulting *	4,568	133
FuelCell Energy * (A)	34,361	67
Furmanite *	3,137	37
G&K Services, Cl A	2,439	153
GATX	5,552	360
GenCorp *	8,779	164
Generac Holdings	6,045	344
General Cable	6,137	189
Genesee & Wyoming, Cl A *	5,574	551
Gibraltar Industries *	3,560	66
Global Brass & Copper Holdings	1,000	17
Global Power Equipment Group	930	17
Gorman-Rupp	1,977	62
GP Strategies *	2,382	69
Graco	7,835	611
GrafTech International *	15,817	153
Graham	796	28
Granite Construction	4,911	181
Great Lakes Dredge & Dock *	9,180	76
Greenbrier *	3,623	152
Griffon	4,237	53
H&E Equipment Services *	3,725	122
Hardinge	463	7
Harsco	8,928	224
Hawaiian Holdings * (A)	6,780	82
HD Supply Holdings *	7,600	177
Healthcare Services Group	7,639	206
Heartland Express	6,872	140
Heico	8,481	527
Heidrick & Struggles International	1,352	25
Heritage-Crystal Clean *	1,200	22
Herman Miller	6,643	187
Hertz Global Holdings *	43,214	1,210
Hexcel *	12,798	576
HNI	5,149	183
Houston Wire & Cable	3,755	52
Hub Group, Cl A *	4,262	166
Hubbell, Cl B	7,489	895
Huntington Ingalls Industries	6,359	644
Hurco	235	6
Huron Consulting Group *	2,911	193
Hyster-Yale Materials Handling	1,102	111
ICF International *	1,868	75
IDEX	10,341	776
IHS, Cl A *	8,199	983
II-VI *	5,743	94
InnerWorkings *	3,487	27
Insperity	3,012	88
Insteel Industries	2,941	59
Interface, Cl A	7,445	143
International Shipholding	800	24
ITT	11,563	508
JB Hunt Transport Services	11,549	830
JetBlue Airways * (A)	26,081	230
John Bean Technologies	4,431	134
Kadant	1,725	69
Kaman	3,973	158
KAR Auction Services	10,129	316

Description	Shares	Market Value ($ Thousands)

KBR	18,845	$520
Kelly Services, Cl A	2,795	70
Kennametal	9,614	420
KEYW Holding *	4,068	74
Kforce	2,237	49
Kirby *	7,226	756
Knight Transportation	8,337	179
Knoll	5,463	85
Korn/Ferry International *	6,958	177
Kratos Defense & Security Solutions *	5,216	41
Landstar System	5,444	314
Layne Christensen *	3,469	62
LB Foster, Cl A	1,171	54
Lennox International	6,429	591
Lincoln Electric Holdings	10,533	790
Lindsay Manufacturing (A)	1,627	138
LMI Aerospace *	181	3
LSI Industries	2,000	17
Lydall *	1,632	33
Manitex International *	1,800	27
Manitowoc	17,150	531
Manpowergroup	9,756	763
Marten Transport	3,095	60
MasTec * (A)	6,662	273
Matson	5,552	134
McGrath RentCorp	2,748	89
Meritor *	13,095	162
Middleby *	2,375	704
Miller Industries	411	7
Mine Safety Appliances	3,544	182
Mistras Group *	2,697	59
Mobile Mini	4,683	211
Moog, Cl A *	5,224	324
MRC Global *	9,712	250
MSC Industrial Direct, Cl A	5,703	492
Mueller Industries	3,154	197
Mueller Water Products, Cl A	19,612	189
Multi-Color	1,957	66
MYR Group *	2,179	51
NACCO Industries, Cl A	305	18
National Presto Industries (A)	591	46
Navigant Consulting *	7,641	133
Navistar International * (A)	7,491	281
NCI Building Systems *	3,548	61
NN	2,487	48
Nordson	8,212	601
Nortek *	1,242	90
Northwest Pipe *	586	21
Odyssey Marine Exploration * (A)	6,525	14
Old Dominion Freight Line *	9,190	489
On Assignment *	5,269	181
Orbital Sciences *	7,458	212
Orion Marine Group *	1,874	21
Oshkosh Truck	11,217	649
Owens Corning	15,060	689
Pacer International *	6,424	58
Park-Ohio Holdings *	1,118	59
Patriot Transportation Holding *	238	8
Pendrell *	8,751	13
Performant Financial *	2,000	16
PGT *	4,900	57

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Pike *	4,938	$51
Ply Gem Holdings *	1,300	17
PMFG *	2,800	18
Polypore International * (A)	5,260	182
Powell Industries	1,364	93
Power Solutions International *	300	22
PowerSecure International *	3,700	84
Preformed Line Products	90	6
Primoris Services	3,647	114
Proto Labs * (A)	2,199	171
Quad, Cl A	3,562	80
Quality Distribution *	3,910	50
Quanex Building Products	3,465	67
Raven Industries	4,155	152
RBC Bearings *	2,595	167
Regal-Beloit	5,225	385
Republic Airways Holdings *	4,596	44
Resources Connection	3,881	53
Rexnord *	4,526	136
Roadrunner Transportation Systems *	1,772	42
Rollins	7,175	214
RPX *	4,910	79
RR Donnelley & Sons	22,761	435
Rush Enterprises, Cl A *	3,499	100
Saia *	2,492	86
Schawk, Cl A	1,500	21
Simpson Manufacturing	5,043	178
SkyWest	6,622	84
SolarCity * (A)	2,931	249
SP Plus *	2,498	66
Sparton *	1,100	36
Spirit Aerosystems Holdings, Cl A *	14,075	406
Spirit Airlines *	7,847	443
SPX	5,994	645
Standex International	1,629	90
Steelcase, Cl A	10,557	157
Sterling Construction *	591	6
Sun Hydraulics	2,877	122
Swift Transporation, Cl A *	9,409	229
Swisher Hygiene *	4,332	2
TAL International Group	3,784	168
Taser International *	7,069	136
Team *	2,357	102
Tecumseh Products, Cl A *	1,900	15
Teledyne Technologies *	4,337	425
Tennant	2,638	162
Terex	14,170	631
Tetra Tech *	7,342	212
Textainer Group Holdings (A)	2,253	82
Thermon Group Holdings *	3,482	85
Timken	11,009	664
Titan International	5,472	104
Titan Machinery * (A)	812	13
Toro	7,500	497
Towers Watson, Cl A	8,233	898
TransDigm Group	6,505	1,159
TRC *	1,000	7
Trex *	2,470	193
TriMas *	5,076	171
Trinity Industries	10,071	723
Triumph Group	6,696	437

Description	Shares	Market Value ($ Thousands)

TrueBlue *	5,928	$169
Tutor Perini *	4,551	112
Twin Disc	170	4
UniFirst	1,640	180
United Continental Holdings *	44,052	1,981
United Rentals *	11,847	1,047
United Stationers	4,537	193
Universal Forest Products	2,055	115
Universal Truckload Services	700	18
URS	8,971	417
US Ecology	2,340	84
USG *	10,082	356
UTi Worldwide	10,395	102
Valmont Industries	3,114	453
Verisk Analytics, Cl A *	18,872	1,202
Viad	2,271	55
Vicor *	2,500	27
VSE	500	24
Wabash National *	7,741	105
WABCO Holdings *	7,410	759
Wabtec	12,106	961
WageWorks *	3,071	182
Waste Connections	15,703	679
Watsco	3,059	301
Watts Water Technologies, Cl A	3,256	201
Werner Enterprises	5,990	155
Wesco Aircraft Holdings *	4,346	94
WESCO International * (A)	5,666	488
West	3,400	85
Woodward Governor	7,942	346
XPO Logistics *	6,637	209
YRC Worldwide *	4,500	118

		75,032

Information Technology — 15.8%
3D Systems * (A)	12,647	961
Accelrys *	5,320	66
ACI Worldwide *	4,804	288
Activision Blizzard	33,806	654
Actuate *	2,744	16
Acxiom *	8,674	323
ADTRAN	6,797	178
Advanced Energy Industries *	5,219	143
Advanced Micro Devices * (A)	72,600	269
Advent Software	4,168	128
Aeroflex Holding *	729	6
Agilysys *	900	13
Alliance Fiber Optic Products	600	7
Alpha & Omega Semiconductor *	1,100	8
Ambarella * (A)	1,600	54
Amdocs	20,268	902
American Software, Cl A	2,872	30
Amkor Technology *	11,313	67
ANADIGICS *	2,864	5
Angie’s List * (A)	3,748	52
Anixter International	3,541	379
Ansys *	11,717	979
AOL *	8,965	393
Applied Micro Circuits *	8,998	103
ARRIS Group *	13,570	389
Arrow Electronics *	13,225	749

15	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Aruba Networks *	15,139	$311
Aspen Technology *	11,067	520
Atmel *	52,082	420
ATMI *	3,978	135
Avago Technologies, Cl A	30,468	1,880
AVG Technologies *	1,800	34
Aviat Networks *	1,216	2
Avnet	17,299	753
AVX	4,478	57
Axcelis Technologies *	7,300	16
Badger Meter	1,362	75
Bankrate *	5,849	118
Bazaarvoice *	3,600	24
Bel Fuse, Cl B	388	7
Belden	5,423	391
Benchmark Electronics *	6,930	165
Benefitfocus *	700	45
Black Box	2,509	67
Blackbaud	5,155	161
Blackhawk Network Holdings, Cl A *	1,000	25
Blucora *	4,129	79
Booz Allen Hamilton Holding, Cl A	4,665	98
Bottomline Technologies de *	4,871	174
Brightcove *	2,600	25
Broadridge Financial Solutions	15,497	585
BroadSoft * (A)	3,594	108
Brocade Communications Systems *	56,847	544
Brooks Automation	6,303	65
Cabot Microelectronics *	3,524	156
CACI International, Cl A *	2,632	208
Cadence Design Systems * (A)	36,247	556
CalAmp *	4,756	152
Calix *	2,145	17
Callidus Software *	4,356	54
Carbonite *	1,400	14
Cardtronics *	4,985	202
Cass Information Systems	990	52
Cavium *	5,831	246
CDW	2,500	65
Ceva *	3,838	69
ChannelAdvisor *	400	18
Checkpoint Systems *	3,845	56
CIBER *	13,787	66
Ciena * (A)	13,386	329
Cirrus Logic *	7,995	154
Cognex *	10,558	398
Coherent *	2,753	188
Cohu	2,077	21
CommScope Holding *	4,500	109
CommVault Systems *	5,684	392
Computer Task Group	792	13
Compuware	25,560	280
comScore *	3,947	125
Comtech Telecommunications	1,932	62
Comverse *	2,100	73
Concur Technologies * (A)	5,911	730
Constant Contact *	4,666	129
Convergys	14,087	288
Conversant *	8,594	214
CoreLogic *	11,683	381

Description	Shares	Market Value ($ Thousands)

Cornerstone OnDemand *	5,399	$315
CoStar Group *	3,563	716
Cray *	4,370	152
Cree *	14,823	911
CSG Systems International	3,717	104
CTS	4,045	83
Cvent *	700	28
Cypress Semiconductor	16,895	165
Daktronics	4,580	65
Datalink *	3,697	54
Dealertrack Technologies *	4,900	265
Demand Media *	1,687	8
Demandware *	2,345	176
Dice Holdings *	2,190	16
Diebold	8,433	315
Digi International *	3,601	34
Digimarc	276	8
Digital River *	3,277	58
Diodes *	4,042	96
Dolby Laboratories, Cl A * (A)	5,104	210
DSP Group *	862	7
DST Systems	3,950	371
DTS *	2,944	60
E2open *	1,300	36
EarthLink Holdings	11,833	46
Ebix (A)	3,825	62
EchoStar, Cl A *	4,503	224
eGain *	1,600	13
Electro Rent	1,059	19
Electro Scientific Industries	2,445	23
Electronics For Imaging *	5,228	233
Ellie Mae *	3,363	104
Emulex *	6,988	51
Endurance International Group Holdings * (A)	3,100	47
Entegris *	15,908	192
Entropic Communications *	14,749	65
Envestnet *	3,095	130
EPAM Systems *	2,600	109
Epiq Systems	3,690	52
ePlus *	144	8
Equinix *	6,198	1,177
Euronet Worldwide *	5,488	210
EVERTEC	3,500	85
Exar *	4,992	57
ExlService Holdings *	3,623	101
Extreme Networks *	10,187	58
Fabrinet *	3,215	62
FactSet Research Systems (A)	5,586	588
Fair Isaac	3,991	214
Fairchild Semiconductor International, Cl A *	14,509	204
FARO Technologies *	1,708	98
FEI	5,352	549
Finisar *	12,454	295
FireEye *	1,900	163
FleetCor Technologies *	8,473	1,101
FleetMatics Group * (A)	1,578	58
FormFactor *	3,767	27
Forrester Research	1,564	57
Fortinet *	17,599	407
Freescale Semiconductor *	9,207	209
Fusion-io *	11,302	124

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Gartner *	11,837	$823
Genpact *	22,050	368
Gigamon *	800	25
Global Cash Access Holdings *	7,316	61
Global Eagle Entertainment *	4,900	86
Global Payments	8,728	614
Glu Mobile *	3,700	19
Gogo *	400	8
GSI Group *	5,462	69
GSI Technology *	2,900	20
GT Advanced Technologies * (A)	15,929	228
Guidance Software *	594	7
Guidewire Software *	6,469	347
Hackett Group	3,300	19
Harmonic *	9,294	60
Heartland Payment Systems	4,111	166
Higher One Holdings *	1,534	12
Hittite Microwave	3,517	207
IAC	9,421	730
iGATE *	4,686	159
Imation *	4,600	29
Immersion *	1,567	19
Imperva *	2,883	181
Infinera *	14,884	124
Infoblox *	7,503	173
Informatica *	13,785	573
Ingram Micro, Cl A *	19,446	573
Inphi *	2,262	30
Insight Enterprises *	4,798	110
Integrated Device Technology *	16,545	195
Integrated Silicon Solution *	1,905	23
Interactive Intelligence Group *	2,268	181
InterDigital	5,230	160
Internap Network Services *	8,784	67
International Rectifier *	7,806	210
Intersil, Cl A	15,772	201
IntraLinks Holdings *	3,326	39
InvenSense, Cl A * (A)	8,177	165
IPG Photonics * (A)	3,820	274
Itron *	4,511	158
Ixia *	6,158	76
IXYS	1,980	22
j2 Global (A)	5,557	286
Jack Henry & Associates	10,919	635
JDS Uniphase *	27,100	373
Jive Software *	2,634	21
Kemet *	2,462	14
Knowles *	9,800	315
Kopin *	8,823	35
KVH Industries *	297	4
Lattice Semiconductor *	12,162	92
Leidos Holdings * (A)	8,450	377
Lexmark International, Cl A	8,280	349
LinkedIn, Cl A *	11,906	2,429
Lionbridge Technologies *	7,618	55
Liquidity Services *	2,222	57
Littelfuse	2,503	236
LivePerson *	5,291	69
LogMeIn *	3,313	139
LTX-Credence *	7,941	80
Luxoft Holding, Cl A *	1,100	41
M/A – com Technology Solutions Holdings *	1,300	22

Description	Shares	Market Value ($ Thousands)

Manhattan Associates *	10,180	$386
ManTech International, Cl A	2,822	83
Marchex, Cl A	2,900	34
Marin Software *	1,400	16
Marketo *	700	29
Marvell Technology Group	49,902	763
Maxim Integrated Products	36,404	1,191
MAXIMUS	8,916	426
MaxLinear, Cl A *	2,300	22
Maxwell Technologies *	2,864	29
Measurement Specialties *	1,877	115
Mentor Graphics	12,840	278
Mercury Systems *	2,123	24
Mesa Laboratories	300	26
Methode Electronics	5,284	179
Micrel	6,093	64
Micros Systems *	10,071	559
Microsemi *	10,314	238
MicroStrategy, Cl A *	1,253	162
Millennial Media * (A)	3,000	18
Mitek Systems * (A)	3,600	19
MKS Instruments	6,123	184
Model N *	900	10
ModusLink Global Solutions *	6,400	29
MoneyGram International *	2,905	55
Monolithic Power Systems *	4,651	167
Monotype Imaging Holdings	4,860	138
Monster Worldwide *	12,508	100
MoSys *	2,200	10
Move *	3,735	48
MTS Systems	1,989	141
Multi-Fineline Electronix *	1,200	18
Nanometrics *	3,644	67
National Instruments	12,667	367
NCR *	20,883	711
Neonode * (A)	2,700	20
NeoPhotonics *	2,200	18
Net Element *	100	—
NETGEAR *	4,892	167
Netscout Systems *	4,758	181
NetSuite *	4,503	518
NeuStar, Cl A *	8,732	313
Newport *	3,695	77
NIC	7,422	144
Nuance Communications *	30,881	472
Numerex, Cl A *	477	7
NVE *	694	39
OmniVision Technologies *	5,542	96
ON Semiconductor *	54,200	506
OpenTable * (A)	2,626	209
Oplink Communications *	1,066	19
OSI Systems *	2,668	164
Palo Alto Networks *	4,433	315
Pandora Media *	17,971	672
Park Electrochemical	1,982	56
Parkervision * (A)	14,552	73
PC Connection	831	17
PC-Tel	1,500	13
PDF Solutions *	2,853	58
Pegasystems	1,618	67
Peregrine Semiconductor * (A)	2,300	15
Perficient *	3,600	74
Pericom Semiconductor *	911	7

17	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Photronics *	7,029	$61
Plantronics	4,869	216
Plexus *	4,228	174
PLX Technology *	5,989	36
PMC-Sierra *	25,654	188
Polycom *	19,347	258
Power Integrations	3,289	195
PRGX Global *	936	6
Procera Networks *	1,381	15
Progress Software *	6,558	164
Proofpoint *	2,900	120
PROS Holdings *	3,399	117
PTC *	15,290	601
Qlik Technologies *	11,425	348
QLogic *	13,122	150
Qualys *	1,400	38
Quantum * (A)	12,478	15
QuinStreet *	1,186	8
Rackspace Hosting *	13,277	488
Rally Software Development *	800	16
Rambus *	11,410	105
RealD *	7,164	79
RealNetworks *	844	6
RealPage *	4,546	80
Reis *	500	9
RF Micro Devices *	32,547	230
Richardson Electronics	515	6
Riverbed Technology *	19,050	424
Rocket Fuel *	700	39
Rofin-Sinar Technologies *	2,615	61
Rogers *	2,493	161
Rosetta Stone *	700	8
Rovi *	13,634	339
Rubicon Technology *	1,000	13
Ruckus Wireless *	5,517	77
Rudolph Technologies *	5,507	63
Sanmina *	10,366	176
Sapient *	12,354	215
ScanSource *	4,096	161
Science Applications International	5,242	196
SciQuest *	2,538	75
Seachange International *	3,843	41
Semtech *	7,675	192
ServiceNow *	9,969	679
ServiceSource International *	9,746	89
ShoreTel *	5,870	52
Shutterstock *	1,097	109
Sigma Designs *	1,313	6
Silicon Graphics International *	3,190	39
Silicon Image *	12,061	73
Silicon Laboratories *	4,782	249
Skyworks Solutions *	24,065	853
SolarWinds *	7,860	363
Solera Holdings	8,827	604
Sonus Networks *	19,901	74
Spansion, Cl A *	4,882	80
Spark Networks *	2,500	15
Speed Commerce *	5,400	21
Splunk *	14,084	1,306
SPS Commerce *	2,129	144
SS&C Technologies Holdings *	6,809	263
Stamps.com *	1,255	44

Description	Shares	Market Value ($ Thousands)

Stratasys *	4,169	$530
SunEdison *	33,909	623
SunPower, Cl A * (A)	4,436	147
Super Micro Computer *	3,751	76
Supertex *	2,003	66
support.com *	4,681	12
Sykes Enterprises *	6,111	120
Synaptics *	3,687	240
Synchronoss Technologies *	4,097	141
SYNNEX *	2,970	177
Synopsys *	19,452	786
Syntel *	1,877	177
Tableau Software, Cl A *	1,300	123
Take-Two Interactive Software *	10,139	200
Tangoe * (A)	2,855	54
Tech Data *	4,265	246
TeleTech Holdings *	3,427	83
Teradyne	24,600	499
Tessco Technologies	700	27
Tessera Technologies (A)	7,030	153
Textura *	800	22
TIBCO Software *	21,248	463
TiVo *	14,386	194
Travelzoo *	287	7
Trimble Navigation *	31,920	1,218
TriQuint Semiconductor *	20,439	250
Trulia * (A)	3,678	110
TTM Technologies *	7,087	60
Twitter * (A)	10,300	566
Tyler Technologies *	3,687	346
Ubiquiti Networks * (A)	1,400	69
Ultimate Software Group *	3,535	587
Ultra Clean Holdings *	4,452	59
Ultratech *	2,968	78
Uni-Pixel *	1,200	12
Unisys *	5,683	194
United Online	1,208	14
Universal Display *	5,008	173
Unwired Planet *	3,460	5
Vantiv, Cl A *	10,208	325
Vasco Data Security International *	6,254	50
Veeco Instruments *	4,901	194
VeriFone Holdings *	12,629	366
Verint Systems *	6,350	297
ViaSat *	4,756	317
VirnetX Holding * (A)	4,742	92
Virtusa *	3,149	115
Vishay Intertechnology	14,917	211
Vishay Precision Group *	464	8
VistaPrint *	3,699	182
VMware, Cl A *	10,717	1,029
Vocus *	3,898	52
Vringo *	6,600	27
Web.com Group *	5,239	191
WebMD Health, Cl A *	4,027	179
Westell Technologies, Cl A *	6,300	26
WEX *	4,976	482
Wix.com *	1,300	40
Workday, Cl A *	4,789	526
XO Group *	4,415	53
Xoom *	670	19
Yelp, Cl A *	3,898	368

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Zebra Technologies, Cl A *	5,964	$411
Zillow, Cl A *	2,837	237
Zix *	6,113	28
Zygo *	1,420	21
Zynga, Cl A *	70,074	355

		81,742

Materials — 5.3%
A. Schulman	3,229	112
Advanced Emissions Solutions *	1,577	85
AEP Industries *	180	8
AK Steel Holding * (A)	14,000	87
Albemarle	10,343	683
Allied Nevada Gold * (A)	16,478	86
AM Castle *	923	14
AMCOL International	3,956	176
American Vanguard	3,999	89
AptarGroup	8,566	567
Arabian American Development *	817	10
Ashland	9,908	935
Axiall	8,525	345
Balchem	3,388	171
Berry Plastics Group *	6,938	169
Boise Cascade *	2,070	61
Cabot	7,432	402
Calgon Carbon *	5,518	111
Carpenter Technology	5,401	319
Celanese, Cl A	19,992	1,067
Century Aluminum *	6,659	79
Chase	800	24
Chemtura *	11,529	285
Clearwater Paper *	2,251	144
Coeur Mining *	13,061	144
Commercial Metals	15,641	303
Compass Minerals International	4,340	370
Crown Holdings *	18,135	816
Cytec Industries	4,217	399
Deltic Timber	1,596	100
Domtar	4,025	446
Eagle Materials	6,383	564
Ferro *	7,105	93
Flotek Industries *	5,296	135
FutureFuel	1,576	27
General Moly *	1,340	2
Glatfelter	5,471	166
Globe Specialty Metals	6,902	137
Gold Resource	1,558	8
Graphic Packaging Holding *	23,717	243
Greif, Cl A	3,619	181
H.B. Fuller	5,933	288
Handy & Harman *	800	15
Hawkins	1,773	63
Haynes International	1,223	61
Headwaters *	10,820	144
Hecla Mining (A)	43,756	148
Horsehead Holding *	7,009	125
Huntsman	24,624	600
Innophos Holdings	2,889	159
Innospec	3,113	135
Intrepid Potash *	5,660	84

Description	Shares	Market Value ($ Thousands)

Kaiser Aluminum	2,354	$166
KapStone Paper and Packaging *	10,742	342
KMG Chemicals	309	5
Koppers Holdings	2,073	82
Kraton Performance Polymers *	4,880	135
Kronos Worldwide	3,484	53
Landec *	1,493	15
Louisiana-Pacific *	16,442	309
LSB Industries *	1,739	57
Martin Marietta Materials	5,801	708
Materion	1,874	55
Midway Gold *	5,336	6
Minerals Technologies	3,924	210
Molycorp * (A)	16,247	85
Myers Industries	3,418	73
Neenah Paper	1,493	75
NewMarket	1,097	406
Olin (A)	8,916	234
Olympic Steel	327	9
OM Group	3,483	110
OMNOVA Solutions *	7,567	72
Packaging Corp of America	12,349	900
Paramount Gold and Silver * (A)	2,528	3
Patrick Industries *	400	17
Penford *	1,400	19
PolyOne	12,032	451
Quaker Chemical	1,434	111
Reliance Steel & Aluminum	9,738	675
Resolute Forest Products *	9,092	186
Rock Tenn, Cl A	9,035	1,008
Rockwood Holdings	9,305	734
Royal Gold	8,202	564
RPM International	16,788	703
RTI International Metals *	3,043	83
Schnitzer Steel Industries, Cl A	3,456	88
Schweitzer-Mauduit International	3,638	175
Scotts Miracle-Gro, Cl A	5,059	289
Sensient Technologies	6,035	316
Silgan Holdings	4,912	237
Sonoco Products	11,821	496
Southern Copper	20,129	614
Steel Dynamics	25,937	452
Stepan	2,725	166
Stillwater Mining *	14,680	199
SunCoke Energy *	8,646	193
Tahoe Resources *	10,588	248
Taminco *	1,300	30
Texas Industries * (A)	2,723	231
Tredegar	2,341	58
Universal Stainless & Alloy Products *	1,034	34
US Concrete *	1,300	35
US Silica Holdings (A)	3,026	99
Valspar	11,226	839
Walter Industries (A)	5,626	61
Wausau Paper	4,619	61
Westlake Chemical	2,655	354
Worthington Industries	5,902	235
WR Grace *	9,524	965
Zep	3,721	66
Zoltek *	4,336	62

		27,249

19	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 1.2%
8x8 *	10,914	$115
Atlantic Telegraph-Network	1,367	90
Boingo Wireless *	2,700	16
Cbeyond *	541	4
Cincinnati Bell *	19,786	66
Cogent Communications Group	5,304	203
Consolidated Communications Holdings	3,726	71
FairPoint Communications *	4,070	54
General Communication, Cl A *	1,903	20
Hawaiian Telcom Holdco *	905	26
HickoryTech	700	10
IDT, Cl B	603	11
inContact *	5,328	48
Inteliquent	3,153	44
Intelsat *	1,700	34
Iridium Communications *	7,246	47
Leap Wireless International *	7,532	132
Level 3 Communications *	20,492	754
Lumos Networks	2,271	33
magicJack VocalTec * (A)	3,636	69
NII Holdings * (A)	15,276	18
NTELOS Holdings	1,498	21
ORBCOMM *	7,786	61
Premiere Global Services *	5,618	64
RingCentral, Cl A *	2,000	43
SBA Communications, Cl A *	15,819	1,505
Shenandoah Telecommunications	2,752	73
Sprint *	106,890	934
Straight Path Communications *	301	2
Telephone & Data Systems	12,655	288
T-Mobile US	24,105	735
Towerstream * (A)	6,900	18
tw telecom, Cl A *	17,431	534
US Cellular	1,452	52
USA Mobility	1,232	18
Vonage Holdings *	18,120	84

		6,297

Utilities — 3.1%
ALLETE	4,470	226
Alliant Energy	14,018	760
American States Water	4,974	149
American Water Works	22,318	1,001
Aqua America	20,637	520
Artesian Resources, Cl A	284	6
Atlantic Power (A)	12,421	32
Atmos Energy	12,682	585
Avista	6,852	203
Black Hills	5,902	335
California Water Service Group	6,941	163
Calpine *	46,372	883
Chesapeake Utilities	1,077	64
Cleco	7,922	392
Connecticut Water Service	1,906	63
Consolidated Water	1,000	13
Delta Natural Gas	500	10
Dynegy, Cl A * (A)	13,300	311
El Paso Electric	5,036	178

Description	Shares	Market Value ($ Thousands)

Empire District Electric	4,356	$103
Genie Energy, Cl B *	1,000	12
Great Plains Energy	19,723	518
Hawaiian Electric Industries	11,558	294
IDACORP	5,924	333
ITC Holdings	6,025	618
Laclede Group	3,803	174
MDU Resources Group	23,832	809
MGE Energy	4,415	170
Middlesex Water	901	18
National Fuel Gas (A)	9,288	698
New Jersey Resources	4,647	209
Northwest Natural Gas	3,476	149
NorthWestern	4,346	200
NRG Yield, Cl A (A)	3,400	130
OGE Energy	24,976	899
ONE Gas *	5,800	197
Ormat Technologies	2,734	76
Otter Tail	4,846	146
Pattern Energy Group, Cl A	2,200	60
Piedmont Natural Gas	8,992	304
PNM Resources	8,917	233
Portland General Electric	9,100	289
Questar	20,708	492
SJW	2,464	73
South Jersey Industries	3,598	206
Southwest Gas	5,441	294
UGI	14,464	646
UIL Holdings	6,750	261
Unitil	1,358	43
UNS Energy	4,916	298
Vectren	10,743	413
Westar Energy, Cl A	14,870	509
WGL Holdings	5,761	232
York Water	752	15

		16,015

Total Common Stock (Cost $447,955) ($ Thousands)		507,665

	Number of Rights

RIGHTS — 0.0%
Cubist Pharmaceuticals ‡‡	2,960	2
Trius Contingent Value ‡‡	2,885	—

Total Rights (Cost $7) ($ Thousands)		2

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources, Expires 04/20/16 * (A)	1,239	—
Tejon Ranch, Expires 08/31/16 *	96	1

Total Warrants (Cost $—) ($ Thousands)		1

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Extended Market Index Fund

February 28, 2014

Description	Shares/Face Amounts ($ Thousands)	Market Value ($Thousands)

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P. 0.070% ** † (C)	32,479,445	$32,479

Total Affiliated Partnership (Cost $32,479) ($ Thousands)		32,479

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	5,462,497	5,462

Total Cash Equivalent (Cost $5,462) ($ Thousands)		5,462

U.S. TREASURY OBLIGATIONS (D) — 0.1%
U.S. Treasury Bills
0.035%, 05/22/2014 (E)	$310	310
0.030%, 04/17/2014	120	120

Total U.S. Treasury Obligations (Cost $430) ($ Thousands)		430

Total Investments — 105.9% (Cost $486,333) ($ Thousands) ††		$546,039

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	25	Mar-2014	$172
S&P Mid 400 Index E-MINI	37	Mar-2014	291

			$463

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $515,459 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $486,333 ($ Thousands), and the unrealized appreciation and depreciation were $71,660 ($ Thousands) and $(11,954) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $31,275 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $32,479 ($ Thousands).

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$507,665	$—	$—	$507,665
Rights	—	2	—	2
Warrants	—	1	—	1
Affiliated Partnership	—	32,479	—	32,479
Cash Equivalent	5,462	—	—	5,462
U.S. Treasury Obligations	—	430	—	430

Total Investments in Securities	$513,127	$32,912	$—	$546,039

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$463	$—	$—	$463

Total Other Financial Instruments	$463	$—	$—	$463

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 12.1%
Abercrombie & Fitch, Cl A (A)	8,100	$321
American Eagle Outfitters	28,246	410
America’s Car-Mart*	5,808	211
ANN*	10,656	380
Arctic Cat	36,248	1,697
Asbury Automotive Group*	10,063	512
Ascent Capital Group, Cl A*	5,206	382
Beazer Homes USA* (A)	55,275	1,282
Big 5 Sporting Goods	39,700	603
Big Lots*	13,500	399
Biglari Holdings*	3,871	1,738
BJ’s Restaurants*	9,918	275
Blue Nile*	11,256	396
Boyd Gaming*	5,200	60
Bravo Brio Restaurant Group*	27,400	424
Bright Horizons Family Solutions*	20,422	806
Brinker International	10,900	600
Brown Shoe	24,700	607
Brunswick	44,858	2,009
Cabela’s*	13,065	866
Callaway Golf (A)	49,632	418
Capella Education	25,420	1,690
Career Education*	62,900	465
Carmike Cinemas*	6,300	188
Carriage Services, Cl A	3,700	76
Carter’s	22,505	1,695
Cato, Cl A	34,800	977
Children’s Place Retail Stores	8,880	481
Columbia Sportswear	1,554	129
Conn’s* (A)	4,750	170
Container Store Group* (A)	24,567	880
Core-Mark Holdings	15,163	1,186
Crocs*	33,600	512
CSS Industries	10,800	292
CST Brands	5,400	176
Dana Holdings	45,625	989
Denny’s*	22,600	154
Destination XL Group*	54,300	310
Dex Media* (A)	20,700	151
Diamond Resorts International*	26,869	489
Dick’s Sporting Goods	17,970	964
DreamWorks Animation SKG, Cl A*	25,066	750
Drew Industries	20,506	1,010
Entravision Communications, Cl A	93,400	619
Ethan Allen Interiors (A)	8,703	219
EW Scripps, Cl A*	1,600	31
Express*	39,553	723
Fiesta Restaurant Group*	20,309	1,020
Five Below* (A)	41,885	1,614
Francesca’s Holdings* (A)	29,817	584
Fred’s, Cl A	35,200	701
FTD*	7,800	242
Fuel Systems Solutions*	12,700	163
Genesco*	7,010	521
G-III Apparel Group*	2,000	139
Gray Television*	51,100	600
Haverty Furniture	30,169	879

Description	Shares	Market Value ($ Thousands)

Helen of Troy*	11,900	$777
hhgregg* (A)	24,100	255
Hibbett Sports* (A)	35,002	2,007
HomeAway* (A)	71,084	3,260
Hovnanian Enterprises, Cl A* (A)	14,100	85
Ignite Restaurant Group*	8,500	104
Imax* (A)	32,421	867
Jack in the Box*	21,741	1,249
JAKKS Pacific (A)	12,900	93
Jones Group	10,800	161
Journal Communications, Cl A*	42,700	392
K12* (A)	32,600	738
Krispy Kreme Doughnuts*	27,499	523
La-Z-Boy, Cl Z	17,742	453
Libbey*	59,500	1,386
Life Time Fitness* (A)	11,915	562
Lithia Motors, Cl A	17,254	1,094
LKQ*	17,769	495
Loral Space & Communications*	6,600	522
Lumber Liquidators Holdings* (A)	18,215	1,954
M/I Homes*	5,000	124
Marriott Vacations Worldwide*	8,500	446
Matthews International, Cl A (A)	28,877	1,185
MDC Partners, Cl A	50,250	1,130
Meredith (A)	11,119	520
Modine Manufacturing*	33,900	501
Monro Muffler Brake (A)	5,826	348
Movado Group	8,945	352
Multimedia Games Holding*	20,500	677
NACCO Industries, Cl A	6,600	387
National CineMedia	98,479	1,513
Nautilus*	11,600	97
Noodles, Cl A* (A)	18,781	748
Nutrisystem	22,700	334
Office Depot*	71,000	350
Orbitz Worldwide*	100,200	968
Orient-Express Hotels, Cl A*	18,000	277
Outerwall* (A)	7,861	556
Overstock.com*	15,900	313
Oxford Industries (A)	5,516	432
Penske Auto Group	13,390	580
Pep Boys-Manny Moe & Jack*	27,350	344
Perry Ellis International*	10,400	145
PetMed Express (A)	39,700	548
Pier 1 Imports	80,416	1,521
Pool	15,015	878
Popeyes Louisiana Kitchen*	17,658	707
ReachLocal* (A)	64,900	687
Red Robin Gourmet Burgers*	18,309	1,427
Regis	22,434	315
Remy International	10,972	245
Rent-A-Center, Cl A (A)	47,233	1,187
Ruth’s Hospitality Group	38,700	478
Ryland Group (A)	15,068	702
Scholastic	15,200	536
Scientific Games, Cl A*	61,874	829
Select Comfort*	20,921	378
SFX Entertainment* (A)	37,637	323
Shutterfly* (A)	53,311	2,909
Six Flags Entertainment	32,147	1,312

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Skechers U.S.A., Cl A*	44,322	$1,495
Skullcandy*	13,300	112
Smith & Wesson Holding* (A)	30,200	347
SodaStream International*	15,644	618
Sonic*	31,200	636
Stage Stores (A)	15,900	315
Standard Motor Products	21,200	745
Steiner Leisure*	3,200	141
Stoneridge*	63,500	699
TAL Education Group ADR*	32,325	767
TRI Pointe Homes* (A)	21,820	397
Universal Electronics*	6,386	267
Vail Resorts	6,895	485
Vera Bradley* (A)	40,379	1,070
Vince Holding*	18,869	510
Vitamin Shoppe*	16,421	768
Wet Seal, Cl A*	176,200	335
Winnebago Industries*	3,200	85
Wolverine World Wide (A)	72,573	1,913
Zagg* (A)	26,100	113
zulily, Cl A* (A)	11,824	809

		93,098

Consumer Staples — 2.4%
Amira Nature Foods* (A)	25,022	457
Andersons	14,250	782
Annie’s* (A)	11,127	417
Casey’s General Stores	30,942	2,119
Chefs’ Warehouse*	26,134	608
Chiquita Brands International*	123,600	1,352
Cott	33,945	276
Dean Foods*	17,127	253
Fairway Group Holdings, Cl A* (A)	7,416	58
Fresh Del Monte Produce	73,394	1,942
Fresh Market*	13,739	460
Ingles Markets, Cl A	11,100	261
J&J Snack Foods	6,625	616
Lancaster Colony	4,500	406
Medifast*	19,600	516
Pantry*	23,531	355
Pilgrim’s Pride*	33,900	594
Rite Aid*	153,600	1,012
Roundy’s (A)	16,200	99
Seneca Foods, Cl A*	3,900	118
Snyder’s-Lance	11,385	309
Spartan Stores	43,788	989
Sprouts Farmers Market*	24,461	954
Susser Holdings* (A)	6,067	368
TreeHouse Foods*	6,218	443
Universal (A)	21,100	1,216
USANA Health Sciences* (A)	14,100	1,032
WD-40	1,400	102
Weis Markets	4,900	247
WhiteWave Foods, Cl A*	9,122	258

		18,619

Energy — 6.5%
Abraxas Petroleum*	39,214	132
Alberta Oilsands*	536,100	65
Alon USA Energy	19,600	262
Alpha Natural Resources* (A)	50,800	273
Approach Resources* (A)	119,065	2,652
Basic Energy Services	81,300	—

Description	Shares	Market Value ($ Thousands)

Bill Barrett* (A)	14,600	$370
Bonanza Creek Energy*	7,590	379
Bristow Group	4,000	310
C&J Energy Services*	11,593	300
Carrizo Oil & Gas*	6,914	344
Cloud Peak Energy*	56,822	1,102
Comstock Resources	26,317	520
Delek US Holdings	47,756	1,326
Dresser-Rand Group*	24,773	1,346
Dril-Quip*	23,411	2,518
Emerald Oil*	45,007	345
Energy XXI Bermuda	30,300	702
EPL Oil & Gas*	80,245	2,415
Era Group*	12,118	342
Exterran Holdings (A)	12,690	520
Forest Oil*	78,200	157
Forum Energy Technologies*	26,165	678
Goodrich Petroleum* (A)	13,650	186
Green Plains Renewable Energy (A)	20,300	537
Gulfmark Offshore, Cl A (A)	28,408	1,348
Gulfport Energy*	4,972	329
Helix Energy Solutions Group*	24,735	585
Hercules Offshore*	69,300	330
Key Energy Services*	126,398	1,143
Kinder Morgan Escrow	69,898	—
Kodiak Oil & Gas*	24,800	293
Laredo Petroleum Holdings*	51,023	1,331
Matador Resources* (A)	40,319	978
Matrix Service*	11,800	382
McDermott International* (A)	86,416	720
Midcoast Energy Partners	22,951	470
Navigator Holdings*	21,200	512
Newpark Resources* (A)	95,687	1,064
North Atlantic Drilling (A)	60,100	547
Northern Oil And Gas* (A)	23,706	330
Nuverra Environmental Solutions* (A)	69,270	1,177
Oasis Petroleum*	36,237	1,579
Oil States International*	3,440	326
Parker Drilling*	217,006	1,751
Phillips 66 Partners	8,180	375
Pioneer Energy Services*	110,576	1,260
Precision Drilling	22,600	250
Quicksilver Resources* (A)	70,100	229
Renewable Energy Group*	49,700	580
REX American Resources*	1,500	72
Ring Energy*	13,403	185
Rosetta Resources*	31,083	1,379
Scorpio Tankers	126,700	1,240
SEACOR Holdings*	2,948	261
StealthGas*	53,800	565
Stone Energy*	6,000	216
Superior Energy Services	34,500	1,021
Swift Energy* (A)	8,076	81
Synergy Resources*	20,819	220
Targa Resources	4,471	433
Tesco*	55,208	1,047
TETRA Technologies*	82,860	994
TGC Industries*	32,755	210
Tidewater	15,721	766
Triangle Petroleum* (A)	113,800	1,020
Unit*	15,178	932

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

USEC* (A)	1,472	$8
VAALCO Energy*	120,700	804
W&T Offshore (A)	20,800	313
Western Refining (A)	20,700	754
Willbros Group*	68,600	678
World Fuel Services (A)	32,672	1,471

		50,340

Financials — 18.7%
1st Source	6,200	193
Acadia Realty Trust ‡	21,460	568
Agree Realty ‡	11,500	353
Alexandria Real Estate Equities ‡	2,500	181
Allied World Assurance Holdings	3,703	369
Altisource Residential, Cl B ‡	26,339	753
Ambac Financial Group*	10,100	349
American Assets Trust ‡	17,285	572
American Campus Communities ‡	12,470	461
American Capital Mortgage Investment ‡	30,800	621
American Equity Investment Life Holding (A)	38,000	831
AMERISAFE	2,000	87
Amtrust Financial Services (A)	18,568	702
Anworth Mortgage Asset ‡	106,297	551
Apartment Investment & Management, Cl A ‡	8,256	247
Apollo Investment	14,400	123
Ares Capital	1,950	35
Argo Group International Holdings	21,890	966
Arlington Asset Investment, Cl A	10,300	273
Artisan Partners Asset Management, Cl A	6,085	384
Ashford Hospitality Prime ‡	6,740	113
Ashford Hospitality Trust ‡	53,600	599
Aspen Insurance Holdings	6,100	229
Associated Banc	14,000	234
Associated Estates Realty ‡	14,400	246
AvalonBay Communities ‡	3,762	485
Banco Latinoamericano de Comercio Exterior, Cl E	46,900	1,195
Bancorpsouth (A)	34,045	815
Bank of the Ozarks (A)	33,421	2,120
BankUnited	27,033	905
Banner	27,561	1,094
Berkshire Hills Bancorp	16,624	418
BGC Partners, Cl A	10,500	71
BioMed Realty Trust ‡ (A)	8,200	170
BlackRock Kelso Capital	80,300	765
Blackstone Mortgage Trust, Cl A ‡	10,164	294
BofI Holding*	7,334	683
Boston Private Financial Holdings	76,136	993
Boston Properties ‡	2,728	307
Brandywine Realty Trust ‡	23,900	350
BRE Properties ‡	1,100	68
Brixmor Property Group ‡ (A)	4,000	88

Description	Shares	Market Value ($ Thousands)

Brookfield Properties (A)	4,350	$83
Camden National	4,600	173
Campus Crest Communities ‡ (A)	91,539	758
Capital Bank Financial, Cl A*	8,300	191
Capstead Mortgage ‡	21,600	278
Cardinal Financial	20,229	349
CBL & Associates Properties ‡	32,296	575
Cedar Realty Trust ‡	62,600	385
Central Pacific Financial	71,110	1,403
Chatham Lodging Trust ‡	3,100	65
Chesapeake Lodging Trust ‡	25,300	659
City Holding	1,200	53
City National	7,090	531
CNO Financial Group	210,550	3,845
CoBiz Financial	47,870	534
Cohen & Steers (A)	17,058	645
Columbia Banking System (A)	5,400	142
CommonWealth ‡	11,800	320
Community Bank System (A)	5,300	193
Community Trust Bancorp	8,400	333
CoreSite Realty ‡	14,000	436
Cousins Properties ‡	13,600	157
Credit Acceptance*	2,200	303
CubeSmart ‡	30,681	537
Customers Bancorp*	13,500	267
CYS Investments ‡ (A)	131,368	1,156
DDR ‡	10,400	173
Dime Community Bancshares	26,389	443
Douglas Emmett ‡	17,271	465
Duke Realty ‡	9,597	161
Dynex Capital ‡	28,900	247
Eagle Bancorp*	37,305	1,278
East West Bancorp	17,710	632
EastGroup Properties ‡	28,525	1,770
Education Realty Trust ‡	93,065	878
Employers Holdings	61,356	1,207
Endurance Specialty Holdings	19,178	1,000
Equity One ‡ (A)	22,445	521
Equity Residential ‡	5,887	344
Essex Property Trust ‡	650	109
Evercore Partners, Cl A	1,500	84
Extra Space Storage ‡	1,850	91
Ezcorp, Cl A*	8,000	101
FBR*	32,475	844
Federal Agricultural Mortgage, Cl C	9,600	302
Federated Investors, Cl B (A)	14,805	406
FelCor Lodging Trust ‡	101,300	882
Fidelity & Guaranty Life	40,600	879
Financial Engines (A)	24,074	1,360
First Commonwealth Financial	86,800	740
First Financial Holdings	17,447	1,068
First Horizon National	43,982	526
First Industrial Realty Trust ‡	13,200	254
First Interstate Bancsystem, Cl A	18,400	477
First Merchants	1,400	30
First Midwest Bancorp	85,600	1,427
First NBC Bank Holding*	14,469	483
First Potomac Realty Trust ‡	2,100	27
Flushing Financial	28,000	580
FNB (Pennsylvania)	13,400	163

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Forest City Enterprises, Cl A*	20,640	$402
Forestar Group*	16,130	304
Fulton Financial	24,000	295
FXCM, Cl A (A)	65,861	1,110
General Growth Properties ‡	14,276	314
Geo Group ‡	57,000	1,837
Glacier Bancorp	25,275	701
Glimcher Realty Trust ‡	31,200	304
Government Properties Income Trust ‡	37,900	944
Gramercy Property Trust ‡	63,200	367
Hancock Holding	23,521	811
Hanmi Financial	7,100	166
Hanover Insurance Group	31,494	1,853
Hatteras Financial ‡	74,437	1,468
HCI Group (A)	3,000	145
HCP ‡	10,098	391
Health Care ‡	6,032	354
Hercules Technology Growth Capital (A)	5,300	84
Highwoods Properties ‡	26,727	1,008
Home BancShares (A)	22,875	768
Home Loan Servicing Solutions	5,500	113
HomeStreet	4,800	90
Horace Mann Educators	92,622	2,650
Hospitality Properties Trust ‡	8,200	217
Host Hotels & Resorts ‡	16,409	323
Iberiabank	24,827	1,626
Infinity Property & Casualty	26,570	1,960
Inland Real Estate ‡	99,300	1,063
International Bancshares	29,400	681
Investment Technology Group*	60,200	1,040
Investors Bancorp	16,144	428
Investors Real Estate Trust ‡	6,900	61
Janus Capital Group (A)	35,400	396
Jones Lang LaSalle	15,545	1,915
Kennedy-Wilson Holdings	46,000	1,164
Kilroy Realty ‡	1,300	75
Kimco Realty ‡	10,150	226
Kite Realty Group Trust ‡	10,200	63
LaSalle Hotel Properties ‡	16,545	519
Lexington Realty Trust ‡ (A)	119,450	1,363
Liberty Property Trust ‡	3,650	140
LPL Financial Holdings	17,624	946
LTC Properties ‡	17,600	663
Macerich ‡	5,286	318
Mack-Cali Realty ‡	25,350	564
Maiden Holdings	102,100	1,147
MainSource Financial Group	29,400	508
MarketAxess Holdings	17,367	1,025
MB Financial	2,943	90
Meadowbrook Insurance Group	128,200	688
Medallion Financial	23,200	337
MFA Mortgage Investments ‡	74,692	587
Mid-America Apartment Communities ‡	8,408	569
Montpelier Re Holdings	27,700	790
MSCI, Cl A*	19,678	860
National Health Investors ‡	2,500	154
National Penn Bancshares	78,072	843
NBT Bancorp	26,100	613
Nelnet, Cl A	62,500	2,508

Description	Shares	Market Value ($ Thousands)

Northfield Bancorp	57,146	$724
OceanFirst Financial	10,300	195
Ocwen Financial*	18,600	696
OFG Bancorp	21,400	342
Old National Bancorp	40,400	567
OmniAmerican Bancorp	11,600	252
One Liberty Properties ‡	2,100	46
Oritani Financial	11,200	175
PacWest Bancorp (A)	34,499	1,497
Pebblebrook Hotel Trust ‡	44,578	1,482
PennantPark Investment	83,829	959
Pennsylvania ‡	20,000	375
PennyMac Mortgage Investment Trust ‡	24,200	589
PHH*	9,100	237
PICO Holdings*	20,006	503
Pinnacle Financial Partners	3,600	130
Piper Jaffray*	15,700	658
Platinum Underwriters Holdings	44,897	2,632
Popular*	36,500	1,044
Potlatch ‡	13,000	515
Primerica	18,800	843
ProAssurance	10,191	463
Prologis ‡	12,758	525
Prospect Capital	36,100	399
Prosperity Bancshares	7,335	464
Protective Life	10,500	548
Provident Financial Services	31,400	583
PS Business Parks ‡	5,600	470
Public Storage ‡	2,671	451
Radian Group (A)	38,990	606
RAIT Financial Trust ‡	6,566	55
Ramco-Gershenson Properties ‡	56,700	947
RE, Cl A (A)	32,277	988
Regency Centers ‡	3,615	184
Reinsurance Group of America, Cl A	5,654	435
Republic Bancorp, Cl A (A)	11,400	275
Retail Opportunity Investments ‡ (A)	12,200	181
RLJ Lodging Trust ‡	5,150	134
Rouse Properties ‡ (A)	54,100	1,013
Sabra Health Care ‡	28,566	813
Safeguard Scientifics*	24,534	481
Selective Insurance Group	20,885	481
Signature Bank NY*	14,738	1,930
Simon Property Group ‡	5,291	853
SL Green Realty ‡	1,295	129
Solar Capital	2,100	47
Southside Bancshares (A)	9,765	288
Sovran Self Storage ‡	4,000	296
St. Joe* (A)	23,336	451
STAG Industrial ‡	11,600	270
Starwood Property Trust ‡	25,500	612
Starwood Waypoint Residential Trust ‡*	840	23
Stewart Information Services	2,500	92
Stifel Financial* (A)	17,375	836
Sunstone Hotel Investors ‡	52,050	704
Susquehanna Bancshares	28,680	314
SVB Financial Group*	8,850	1,114
Symetra Financial	37,400	737

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Taubman Centers ‡	2,750	$194
TCF Financial	43,933	708
TCP Capital	7,300	129
Texas Capital Bancshares *	9,055	570
THL Credit	29,200	462
TICC Capital	44,500	463
Tompkins Financial	4,200	203
Two Harbors Investment ‡	33,800	351
UDR ‡	7,250	187
UMB Financial	700	44
Umpqua Holdings (A)	36,625	651
Union First Market Bankshares	15,200	385
United Bankshares (A)	4,843	142
United Community Banks *	63,900	1,066
Universal Health Realty Income Trust ‡	1,300	55
Validus Holdings	10,300	379
Ventas ‡	4,940	308
ViewPoint Financial Group	17,000	425
Virtus Investment Partners *	900	167
Vornado Realty Trust ‡	3,750	361
Walter Investment Management * (A)	21,300	544
Washington ‡ (A)	7,900	199
Webster Financial	8,000	248
Weingarten Realty Investors ‡ (A)	3,750	114
WesBanco	7,700	230
Western Alliance Bancorp *	28,765	666
Winthrop Realty Trust ‡	70,400	819
WisdomTree Investments *	48,866	761
World Acceptance * (A)	3,200	307
WSFS Financial	18,695	1,333

		144,257

Health Care — 13.5%
Acadia Healthcare * (A)	70,501	3,486
ACADIA Pharmaceuticals * (A)	31,205	883
Acceleron Pharma *	10,746	504
Accuray * (A)	152,400	1,430
AcelRx Pharmaceuticals * (A)	31,300	358
Achillion Pharmaceuticals * (A)	151,400	530
Acorda Therapeutics *	2,100	77
Addus HomeCare *	34,500	992
Aegerion Pharmaceuticals *	14,676	804
Affymax * (A)	55,700	53
Akorn * (A)	33,661	869
Albany Molecular Research *	14,700	229
Alere *	18,300	672
Align Technology *	18,290	957
AMAG Pharmaceuticals * (A)	25,595	531
Amedisys * (A)	25,200	427
AMN Healthcare Services *	6,500	91
Amsurg, Cl A *	13,920	611
Analogic	3,300	311
Aratana Therapeutics *	15,690	367
Array BioPharma *	24,700	119
Arrowhead Research * (A)	16,160	314
ArthroCare *	10,200	492
athenahealth * (A)	11,687	2,266
AVANIR Pharmaceuticals, Cl A *	16,800	70

Description	Shares	Market Value ($ Thousands)

Bio-Reference Labs * (A)	5,100	$129
Bruker *	28,716	653
Cadence Pharmaceuticals *	28,100	393
Cambrex *	19,100	383
Cantel Medical	5,700	184
Capital Senior Living *	18,337	466
Cardiovascular Systems *	18,806	658
Celldex Therapeutics *	38,160	1,115
Centene *	14,922	950
Charles River Laboratories International *	12,442	739
Chimerix *	23,348	467
Computer Programs & Systems	5,200	356
CONMED	28,122	1,311
Cross Country Healthcare *	23,100	240
Cubist Pharmaceuticals *	9,014	717
Darling International *	88,790	1,792
Depomed *	43,800	528
DexCom *	25,555	1,153
Dicerna Pharmaceuticals *	7,855	288
Emergent Biosolutions *	46,400	1,148
Emeritus *	29,597	933
Endologix *	69,258	935
Ensign Group	16,000	634
Exact Sciences * (A)	46,230	622
ExamWorks Group * (A)	55,066	2,003
Exelixis * (A)	27,000	191
Five Star Quality Care *	33,200	192
Fluidigm * (A)	37,244	1,745
Furiex Pharmaceuticals *	7,166	663
GenMark Diagnostics *	50,030	623
Gentiva Health Services *	58,800	630
Greatbatch *	37,835	1,639
GW Pharmaceuticals *	5,394	355
Haemonetics *	12,712	464
Halozyme Therapeutics * (A)	39,794	561
Hanger *	2,000	71
HealthSouth (A)	52,304	1,709
HeartWare International *	13,100	1,258
Hill-Rom Holdings	9,200	348
Hi-Tech Pharmacal *	4,800	208
HMS Holdings * (A)	7,639	156
ICON *	25,062	1,174
ICU Medical *	8,400	486
Impax Laboratories *	9,800	252
Imris *	124,420	317
Incyte *	6,087	391
Insmed *	16,803	336
Insulet * (A)	30,971	1,468
Insys Therapeutics *	237	16
Intercept Pharmaceuticals *	2,381	977
InterMune *	10,131	304
Intrexon * (A)	11,100	288
Invacare	14,000	278
Ironwood Pharmaceuticals, Cl A * (A)	32,655	474
Isis Pharmaceuticals * (A)	43,788	2,233
Jazz Pharmaceuticals *	4,060	617
Karyopharm Therapeutics *	8,540	343
Keryx Biopharmaceuticals * (A)	132,870	2,133
Kindred Healthcare	21,800	472

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

KYTHERA Biopharmaceuticals * (A)	7,751	$387
Landauer	4,741	230
LDR Holding *	45,526	1,423
Magellan Health Services *	12,395	758
Mallinckrodt *	8,683	588
Masimo *	35,104	897
Medical Action Industries *	25,500	187
Medivation *	6,244	449
MEDNAX *	24,170	1,470
Merit Medical Systems *	20,993	317
MiMedx Group *	15,100	108
Momenta Pharmaceuticals *	39,650	587
Natus Medical *	16,100	404
Nektar Therapeutics *	48,240	619
Neurocrine Biosciences *	37,800	666
NewLink Genetics * (A)	27,296	1,207
Novadaq Technologies * (A)	107,883	2,201
NPS Pharmaceuticals *	41,293	1,444
NuVasive *	3,100	114
Oramed Pharmaceuticals * (A)	24,506	364
Orexigen Therapeutics * (A)	116,037	805
Orthofix International *	21,800	484
Owens & Minor (A)	6,972	242
Pacira Pharmaceuticals *	11,391	891
PAREXEL International *	18,900	1,012
PDL BioPharma (A)	70,100	601
PerkinElmer	15,748	714
PharMerica *	55,000	1,325
PhotoMedex * (A)	12,200	179
Portola Pharmaceuticals *	16,427	401
Premier, Cl A *	17,776	595
Prestige Brands Holdings *	44,314	1,262
Providence Service *	16,900	449
Puma Biotechnology *	21,290	2,475
Questcor Pharmaceuticals (A)	8,900	541
Quidel * (A)	32,914	922
Repligen *	33,700	505
Rigel Pharmaceuticals *	143,200	493
Sagent Pharmaceuticals *	17,265	365
Sciclone Pharmaceuticals *	37,200	173
Select Medical Holdings	35,900	402
Sirona Dental Systems *	8,465	596
Skilled Healthcare Group, Cl A *	21,800	105
Spectranetics *	34,939	1,047
STERIS (A)	8,900	411
Sunesis Pharmaceuticals *	42,305	277
Surgical Care Affiliates *	33,979	1,034
SurModics *	6,100	152
Symmetry Medical *	67,500	714
Synageva BioPharma * (A)	8,957	1,027
Syneron Medical *	69,654	775
Synta Pharmaceuticals * (A)	43,160	267
Tandem Diabetes Care *	38,038	979
Team Health Holdings *	22,554	1,015
TearLab * (A)	22,684	183
Techne	8,223	731
Teleflex	4,441	453
TESARO *	22,322	737
Threshold Pharmaceuticals *	60,486	302
Triple-S Management, Cl B *	7,500	126
Ultragenyx Pharmaceutical *	10,953	611
Unilife * (A)	249,245	1,154

Description	Shares	Market Value ($ Thousands)

Veeva Systems, Cl A * (A)	14,039	$496
Volcano * (A)	13,532	290
WellCare Health Plans *	17,832	1,102
Zeltiq Aesthetics *	13,782	262

		103,714

Industrials — 18.1%
AAON	4,200	126
AAR	17,600	509
ACCO Brands * (A)	64,900	384
Actuant, Cl A (A)	82,419	2,890
Acuity Brands (A)	12,168	1,716
Aegean Marine Petroleum Network	37,600	381
Aegion, Cl A *	24,900	576
Air Transport Services Group *	102,529	655
Aircastle	60,600	1,194
Alamo Group	4,800	252
Alaska Air Group	3,800	329
Albany International, Cl A	21,200	765
Alliant Techsystems	7,900	1,065
Altra Holdings	11,400	404
American Railcar Industries (A)	6,900	478
American Science & Engineering	2,100	138
American Woodmark *	6,400	206
Ampco-Pittsburgh	9,900	202
Apogee Enterprises	11,300	387
Arkansas Best	11,300	376
Astec Industries	9,635	387
Astronics *	3,400	227
Atlas Air Worldwide Holdings *	5,000	151
Avis Budget Group * (A)	15,849	745
AZZ	10,445	463
Barnes Group	17,880	687
Barrett Business Services	5,700	399
Beacon Roofing Supply * (A)	28,779	1,088
Brady, Cl A	4,922	132
Brink’s	28,100	855
Carlisle	26,517	2,103
Celadon Group	13,403	304
Chart Industries *	11,595	969
CIRCOR International	16,965	1,214
Clean Harbors * (A)	16,172	764
Comfort Systems USA	12,145	200
Corporate Executive Board	27,754	2,075
CRA International *	9,772	228
Cubic	14,646	761
Curtiss-Wright	32,842	2,238
Deluxe	8,200	414
Diana Shipping *	51,700	673
DigitalGlobe *	19,946	620
Ducommun *	8,800	245
DXP Enterprises *	9,488	966
Dycom Industries *	55,584	1,606
Dynamic Materials	1,349	28
EMCOR Group	71,632	3,351
Encore Wire	8,095	423
EnerNOC *	14,900	323
EnerSys (A)	1,000	71
Engility Holdings *	1,500	63
Ennis	7,900	125
EnPro Industries * (A)	6,255	448

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Erickson Air-Crane * (A)	3,100	$67
Esterline Technologies *	2,420	261
Exponent	3,500	249
Fortune Brands Home & Security	23,753	1,110
FreightCar America	9,100	233
FTI Consulting *	65,819	1,921
G&K Services, Cl A	33,947	2,126
Genco Shipping & Trading * (A)	4,800	8
Generac Holdings	25,245	1,438
General Cable	11,067	341
Genesee & Wyoming, Cl A *	17,955	1,776
Gibraltar Industries *	26,100	481
Global Brass & Copper Holdings	12,111	205
Global Power Equipment Group (A)	29,300	537
Graco	13,873	1,082
GrafTech International * (A)	143,300	1,390
Granite Construction	13,025	479
Great Lakes Dredge & Dock *	117,600	971
Greenbrier *	8,700	366
H&E Equipment Services *	20,778	680
Hawaiian Holdings * (A)	76,004	915
HEICO, Cl A	37,851	1,739
HEICO	17,715	1,102
Heritage-Crystal Clean *	39,269	711
Hexcel *	51,248	2,306
Hub Group, Cl A *	28,025	1,095
Hyster-Yale Materials Handling	12,400	1,252
ICF International *	14,900	602
IDEX	15,785	1,185
II-VI *	3,214	53
Insperity	15,500	452
Interface, Cl A	70,849	1,365
ITT	15,028	660
JetBlue Airways * (A)	107,500	949
John Bean Technologies	17,100	516
Kadant	33,210	1,333
Kaman	11,793	468
KAR Auction Services	37,478	1,168
Kelly Services, Cl A	18,800	473
Kennametal	26,402	1,155
KEYW Holding * (A)	28,351	519
Kforce	33,600	736
Kirby *	21,962	2,298
Korn/Ferry International *	20,927	531
Kratos Defense & Security Solutions *	30,100	235
Landstar System	8,772	506
LB Foster, Cl A	6,900	321
Lincoln Electric Holdings	14,210	1,065
Lindsay Manufacturing (A)	12,237	1,038
Marten Transport	27,554	537
Metalico *	26,000	51
Middleby *	11,479	3,404
Mine Safety Appliances	5,300	273
Mobile Mini	30,849	1,389
Moog, Cl A *	11,701	725
MRC Global *	22,300	574
MSC Industrial Direct, Cl A	8,865	765
Mueller Industries	4,284	268
Mueller Water Products, Cl A	61,000	589

Description	Shares	Market Value ($ Thousands)

MYR Group *	55,900	$1,301
Navigant Consulting *	18,200	317
Nordson	12,699	929
Northwest Pipe *	12,910	458
Old Dominion Freight Line *	38,867	2,069
Orion Marine Group *	88,595	1,000
Performant Financial *	14,500	115
PGT *	39,100	453
Pike *	22,500	233
Polypore International * (A)	21,621	748
PowerSecure International *	15,800	359
Primoris Services	34,406	1,076
Quad, Cl A (A)	20,888	467
Rand Logistics *	49,000	332
RBC Bearings *	10,132	651
Regal-Beloit	7,717	569
Ritchie Bros Auctioneers (A)	39,042	908
RPX *	5,100	82
Rush Enterprises, Cl A * (A)	29,414	841
Ryder System	21,138	1,592
Safe Bulkers	22,600	231
Saia *	60,096	2,076
Scorpio Bulkers *	65,300	617
Simpson Manufacturing	15,815	559
SkyWest	23,964	305
SP Plus *	43,306	1,137
Sparton *	9,215	298
Spirit Airlines *	21,710	1,226
Standex International	3,500	194
Steelcase, Cl A	104,155	1,549
Swift Transportation, Cl A * (A)	57,374	1,398
TAL International Group (A)	9,919	439
Taser International *	55,600	1,069
Team *	9,462	409
Teledyne Technologies *	4,807	471
Tennant	3,688	226
Terex	7,682	342
Tetra Tech *	53,874	1,556
Textainer Group Holdings (A)	7,768	283
Titan Machinery * (A)	53,700	850
Towers Watson, Cl A	2,541	277
Trex *	15,076	1,179
TriMas *	14,855	499
Triumph Group (A)	11,477	748
TrueBlue *	119,847	3,413
Tutor Perini *	63,716	1,571
UniFirst	1,000	110
United Rentals * (A)	15,195	1,342
United Stationers	6,900	294
US Ecology	24,099	866
USG * (A)	36,260	1,281
Valmont Industries	6,151	896
Viad	2,800	67
Wabtec	19,918	1,581
WageWorks *	27,024	1,599
Watsco	11,812	1,162
Watts Water Technologies, Cl A (A)	9,680	596
WESCO International * (A)	16,541	1,426
Woodward	11,934	520
XPO Logistics *	20,980	659
YRC Worldwide *	6,900	181

		139,425

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Information Technology — 19.0%
Acxiom *	22,620	$842
ADTRAN	69,455	1,820
Advanced Energy Industries *	17,800	488
Advent Software	27,286	838
Ambarella * (A)	3,900	130
Amkor Technology *	79,900	473
ARRIS Group *	26,901	772
Arrow Electronics *	16,423	930
Aruba Networks *	32,373	664
Aspen Technology *	65,550	3,078
Atmel *	213,047	1,717
ATMI *	2,500	85
AVG Technologies *	23,400	438
Belden	26,058	1,880
Benchmark Electronics *	37,164	886
Black Box	7,400	197
Blackbaud	42,375	1,327
Blackhawk Network Holdings, Cl A * (A)	6,900	171
Blucora *	29,389	565
Brightcove *	32,400	314
Broadridge Financial Solutions	35,647	1,346
BroadSoft * (A)	41,066	1,232
Brooks Automation	7,200	75
CACI International, Cl A * (A)	9,020	711
Cadence Design Systems * (A)	172,334	2,642
CalAmp *	10,500	336
Calix *	74,000	588
Cavium * (A)	80,159	3,377
Ceva *	6,200	112
ChannelAdvisor *	26,222	1,190
Checkpoint Systems *	4,500	66
ChipMOS TECHNOLOGIES (Bermuda)	10,300	235
CIBER *	173,400	829
Ciena * (A)	51,618	1,268
Coherent *	5,993	408
CommVault Systems *	23,744	1,635
Computer Task Group	45,800	744
comScore *	18,800	594
Comtech Telecommunications	9,698	311
Comverse *	1,700	59
Constant Contact *	6,300	174
Convergys	39,533	809
Conversant *	13,100	326
Cornerstone OnDemand *	38,469	2,246
CoStar Group *	24,074	4,840
Criteo ADR *	3,660	196
CSG Systems International	37,300	1,044
CTS	28,988	592
Dealertrack Technologies *	70,635	3,819
Demandware *	21,940	1,648
Diebold	14,647	548
Digi International *	64,000	611
Digital River *	19,700	350
Diodes *	18,100	431
DTS *	8,420	171
EarthLink Holdings	115,856	454
Electronics For Imaging *	3,800	169
Ellie Mae *	7,400	229
Emulex *	78,259	570

Description	Shares	Market Value ($ Thousands)

Entegris *	27,300	$329
Envestnet *	74,945	3,136
Euronet Worldwide *	18,989	727
Exar *	57,800	662
ExlService Holdings *	16,944	474
Extreme Networks *	134,900	773
Fabrinet *	17,600	342
Fairchild Semiconductor International, Cl A *	32,711	461
FARO Technologies *	3,000	173
FEI	4,458	458
Finisar *	4,300	102
FireEye * (A)	4,320	370
FleetMatics Group * (A)	12,374	457
FormFactor *	48,900	349
Forrester Research	6,100	221
Fortinet *	18,467	428
Gigamon *	32,680	1,031
Global Cash Access Holdings *	53,500	449
Guidewire Software * (A)	73,632	3,947
Harmonic *	62,300	404
Heartland Payment Systems	4,329	175
Hittite Microwave	10,152	599
Hutchinson Technology *	91,600	333
Imation *	12,000	77
Immersion *	54,200	648
Imperva *	14,717	922
Infinera * (A)	47,146	392
Infoblox *	85,889	1,982
Inphi *	96,158	1,264
Insight Enterprises *	32,300	742
Integrated Device Technology *	23,388	276
Interactive Intelligence Group *	28,498	2,269
IntraLinks Holdings *	34,165	397
InvenSense, Cl A * (A)	45,661	920
IPG Photonics * (A)	5,064	363
Ixia *	34,049	421
j2 Global (A)	9,647	496
Kulicke & Soffa Industries *	13,300	153
Lattice Semiconductor *	34,700	263
Lexmark International, Cl A (A)	6,717	283
LogMeIn *	5,330	223
Manhattan Associates *	32,400	1,228
Marketo *	17,868	733
MAXIMUS	36,419	1,741
Maxwell Technologies *	39,700	406
Measurement Specialties *	22,006	1,342
Mentor Graphics	24,200	524
Methode Electronics	7,300	247
Micrel	2,200	23
MicroStrategy, Cl A *	6,906	892
MKS Instruments (A)	31,601	950
Monotype Imaging Holdings	10,500	299
Move * (A)	28,750	371
MTS Systems	1,500	106
Multi-Fineline Electronix *	8,850	129
Nanometrics *	22,272	409
National Instruments	17,592	510
Netscout Systems *	5,700	216
NICE Systems ADR	20,513	843
Nimble Storage *	8,656	416
OmniVision Technologies *	7,400	128
OpenTable * (A)	5,040	402

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

OSI Systems *	8,815	$542
Palo Alto Networks *	9,896	704
Pandora Media * (A)	23,540	881
Park Electrochemical	16,774	478
Photronics *	54,700	476
Plantronics	13,600	604
Power Integrations	17,439	1,031
PRGX Global *	107,400	649
Progress Software *	30,593	763
PROS Holdings *	6,300	217
PTC *	71,511	2,811
Pulse Electronics *	2,300	9
Qlik Technologies * (A)	39,132	1,194
QLogic *	93,836	1,072
Rally Software Development *	26,091	519
RealD *	29,432	325
RealPage * (A)	67,444	1,194
RF Micro Devices *	245,243	1,736
Rosetta Stone *	7,200	83
Ruckus Wireless *	124,023	1,736
Rudolph Technologies * (A)	25,776	296
Saba Software *	60,800	766
Sanmina *	22,100	375
Semtech *	14,253	356
Shutterstock * (A)	8,972	892
Silicon Image *	54,800	331
Silicon Laboratories *	15,286	794
Solera Holdings	18,977	1,298
Sonus Networks *	227,158	847
Spansion, Cl A *	56,170	916
Splunk *	5,378	499
SPS Commerce *	19,160	1,299
SS&C Technologies Holdings *	75,791	2,932
Stamps.com *	12,600	443
Stratasys *	2,976	378
Sykes Enterprises * (A)	45,438	894
Synaptics * (A)	21,880	1,423
SYNNEX *	7,200	428
Tableau Software, Cl A *	19,657	1,854
Tech Data *	25,624	1,476
TeleCommunication Systems, Cl A *	77,200	168
TeleTech Holdings *	25,800	621
Teradyne (A)	48,420	982
Tessco Technologies	7,900	301
Tremor Video *	54,037	234
Trulia * (A)	27,356	820
Tyler Technologies *	3,274	307
Ubiquiti Networks * (A)	3,600	178
Ultimate Software Group *	11,190	1,858
Ultra Clean Holdings *	2,107	28
Ultratech *	59,904	1,571
Unisys *	15,600	534
United Online	23,628	265
Virtusa *	4,200	153
VistaPrint *	21,680	1,067
Vocus *	11,200	149
WebMD Health, Cl A *	295	13
WEX *	22,010	2,131
Xoom *	2,600	73
Yelp, Cl A *	28,276	2,670
Zebra Technologies, Cl A *	9,682	668

Description	Shares	Market Value ($ Thousands)

Zillow, Cl A * (A)	16,560	$1,384

		146,702

Materials — 3.0%
A. Schulman	19,800	688
Advanced Emissions Solutions *	2,500	135
AEP Industries *	1,000	43
Alamos Gold	20,782	198
Allegheny Technologies (A)	14,262	453
AM Castle * (A)	15,700	230
American Vanguard	11,482	256
AuRico Gold (A)	49,442	243
Cabot	14,300	774
Century Aluminum *	18,100	214
Cytec Industries	5,949	563
Ferro *	47,000	617
FutureFuel	12,300	213
Glatfelter	15,000	455
Globe Specialty Metals	1,651	33
Greif, Cl A	9,347	468
H.B. Fuller	50,276	2,437
Haynes International	5,300	262
Innophos Holdings	9,591	527
Innospec	22,800	992
Intrepid Potash * (A)	18,327	271
Koppers Holdings	2,000	79
Kraton Performance Polymers *	2,700	75
Landec *	21,100	215
Louisiana-Pacific *	44,457	835
LSB Industries *	18,410	602
Materion	7,800	231
Minerals Technologies	22,186	1,187
Neenah Paper	14,300	718
Novagold Resources * (A)	74,300	274
Olin (A)	27,400	718
OM Group	4,000	126
Owens-Illinois *	8,195	278
PolyOne	62,835	2,356
RTI International Metals * (A)	24,287	660
Schnitzer Steel Industries, Cl A (A)	24,026	610
Schweitzer-Mauduit International	4,500	217
Sensient Technologies	41,740	2,189
Silgan Holdings	18,588	896
Tredegar	2,300	57
US Silica Holdings (A)	16,702	548

		22,943

Telecommunication Services — 0.4%
Atlantic Telegraph-Network	8,597	564
Boingo Wireless *	78,700	457
IDT, Cl B	8,300	149
Inteliquent	19,800	276
Iridium Communications * (A)	40,000	261
magicJack VocalTec * (A)	12,500	237
Premiere Global Services *	6,100	69
RingCentral, Cl A * (A)	22,578	489
USA Mobility	16,000	231
Vonage Holdings *	114,600	528

		3,261

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.6%
ALLETE	12,255	$619
American States Water	3,400	102
Avista	24,200	716
Cadiz * (A)	62,700	468
California Water Service Group	9,400	221
Cleco	22,202	1,097
El Paso Electric	6,600	233
Empire District Electric (A)	13,600	323
Great Plains Energy	58,358	1,533
IDACORP	8,046	452
Laclede Group	4,100	188
MGE Energy	1,950	75
NorthWestern	11,025	507
Otter Tail	2,200	67
Piedmont Natural Gas (A)	16,800	568
PNM Resources	25,640	670
Portland General Electric (A)	58,919	1,874
Southwest Gas	11,241	607
UIL Holdings (A)	31,375	1,215
UNS Energy	6,400	387

		11,922

Total Common Stock (Cost $585,021) ($ Thousands)		734,281

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 ETF (A)	12,061	1,417
iShares Russell 2000 Growth ETF (A)	10,042	1,403
iShares Russell 2000 Value ETF	22,400	2,240

Total Exchange Traded Funds (Cost $4,554) ($ Thousands)		5,060

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings 5.250%, 04/01/2014 (B)	$2,856	4

Total Convertible Bond (Cost $445) ($ Thousands)		4

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/2014 *	5,126	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 17.5%
SEI Liquidity Fund, L.P.
0.070%** † (C)	134,939,651	134,940

Total Affiliated Partnership (Cost $134,940) ($ Thousands)		134,940

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	32,914,367	$32,914

Total Cash Equivalent (Cost $32,914) ($ Thousands)		32,914

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bills
0.050%, 07/24/2014	$767	767

Total U.S. Treasury Obligation (Cost $767) ($ Thousands)		767

Total Investments — 117.8% (Cost $758,641) ($ Thousands) ††		$907,966

The open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	133	Mar-2014	$638

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $770,632 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $130,135 ($ Thousands).

(B)	Security in default on interest payments.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $134,940 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $758,641 ($ Thousands), and the unrealized appreciation and depreciation were $171,030 ($ Thousands) and $(21,705) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF— Exchange Traded Fund

L.P. — Limited Partnership

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

February 28, 2014

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$734,281	$—	$—	$734,281
Exchange Traded Funds	5,060	—	—	5,060
Convertible Bond	—	—	4	4
Warrants	—	—	—	—
Affiliated Partnership	—	134,940	—	134,940
Cash Equivalent	32,914	—	—	32,914
U.S. Treasury Obligation	—	767	—	767

Total Investments in Securities	$772,255	$135,707	$4	$907,966

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation*	$638	$—	$—	$638

Total Other Financial Instruments	$638	$—	$—	$638

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 82.9%

Consumer Discretionary — 12.0%
Abercrombie & Fitch, Cl A (A)	4,045	$160
American Eagle Outfitters	14,110	205
American Public Education *	2,400	85
ANN*	5,322	190
Arctic Cat	9,219	432
Beazer Homes USA *	28,620	664
Big 5 Sporting Goods	19,935	303
Biglari Holdings *	560	251
BJ’s Restaurants * (A)	5,121	142
Boyd Gaming *	2,600	30
Bravo Brio Restaurant Group *	14,300	221
Bright Horizons Family Solutions *	11,299	446
Brown Shoe	11,600	285
Brunswick	13,660	612
Cabela’s *	7,220	479
Callaway Golf (A)	24,793	209
Capella Education	13,980	929
Career Education *	21,800	161
Carmike Cinemas *	5,800	173
Carriage Services, Cl A	3,700	76
Cato, Cl A	10,300	289
Columbia Sportswear	776	64
Conn’s * (A)	2,633	94
Container Store Group * (A)	7,996	286
Core-Mark Holdings	7,500	586
Cracker Barrel Old Country Store	1,100	109
Crocs *	3,200	49
Denny’s *	31,127	212
Dex Media * (A)	16,364	119
Dick’s Sporting Goods	9,935	533
Dorman Products * (A)	9,300	536
Drew Industries	10,765	530
Entravision Communications, Cl A	43,077	286
Ethan Allen Interiors (A)	4,347	109
Express *	19,112	350
Fiesta Restaurant Group *	11,187	562
Five Below * (A)	10,892	420
Fred’s, Cl A	12,000	239
Fuel Systems Solutions *	5,500	71
Gentherm *	18,620	527
G-III Apparel Group *	6,100	424
Gray Television *	15,200	179
Haverty Furniture	18,444	538
Helen of Troy *	6,600	431
hhgregg * (A)	3,800	40
Hibbett Sports * (A)	8,855	508
HomeAway * (A)	25,266	1,159
Hovnanian Enterprises, Cl A * (A)	22,144	134
Imax * (A)	16,741	448
Jack in the Box *	8,283	476
La-Z-Boy, Cl Z	4,400	112
Lithia Motors, Cl A	8,909	565
LKQ *	9,860	275

Description	Shares	Market Value ($ Thousands)

Loral Space & Communications *	4,400	$348
Lumber Liquidators Holdings * (A)	5,410	580
M/I Homes *	800	20
Matthews International, Cl A (A)	5,561	228
MDC Partners, Cl A	11,950	269
Men’s Wearhouse	200	11
Meredith (A)	9,980	467
Meritage Homes *	7,820	377
Modine Manufacturing *	22,000	325
Movado Group	11,610	457
Multimedia Games Holding *	9,600	317
NACCO Industries, Cl A	2,400	141
National CineMedia	19,317	297
Nautilus *	5,100	43
Nutrisystem	10,900	160
Orbitz Worldwide *	45,066	435
Overstock.com *	11,000	216
Oxford Industries (A)	7,595	594
PetMed Express (A)	23,800	328
Pier 1 Imports	29,407	556
Pool	8,340	488
Popeyes Louisiana Kitchen *	14,330	574
Red Robin Gourmet Burgers *	5,949	464
Ruth’s Hospitality Group	30,891	382
Ryland Group	7,781	363
Scientific Games, Cl A *	10,912	146
Select Comfort *	10,449	189
Shutterfly *	28,007	1,528
Six Flags Entertainment	16,599	677
Skechers U.S.A., Cl A *	8,099	273
Skullcandy *	5,300	45
Smith & Wesson Holding * (A)	4,200	48
Sonic *	7,700	157
Standard Motor Products	8,900	313
Steiner Leisure *	5,200	230
Stoneridge *	30,899	340
TAL Education Group ADR *	16,692	396
Vail Resorts	5,860	412
Vera Bradley * (A)	4,619	122
Vitamin Shoppe *	8,479	397
Wet Seal, Cl A *	96,600	184
Zagg * (A)	17,092	74
zulily, Cl A * (A)	6,540	447

		31,731

Consumer Staples — 2.3%
Amira Nature Foods * (A)	12,921	236
Andersons	10,350	568
Casey’s General Stores	11,442	784
Chefs’ Warehouse *	14,529	338
Chiquita Brands International *	24,700	270
Fresh Del Monte Produce	24,500	648
Fresh Market *	7,117	238
Medifast *	7,500	197
Pantry *	11,755	177
Pilgrim’s Pride *	21,100	370
Rite Aid *	63,100	416
Snyder’s-Lance	19,267	522
Sprouts Farmers Market *	13,525	528
Susser Holdings * (A)	3,030	184

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

TreeHouse Foods *	3,106	$221
USANA Health Sciences * (A)	4,000	293

		5,990

Energy — 3.7%
Alpha Natural Resources * (A)	26,600	143
Bristow Group	8,260	641
Carrizo Oil & Gas *	4,154	207
Cloud Peak Energy *	1,700	33
Delek US Holdings	5,100	142
Dril-Quip *	3,440	370
Emerald Oil *	16,312	125
EPL Oil & Gas *	8,700	262
Forest Oil *	55,100	111
Forum Energy Technologies * (A)	16,668	432
Goodrich Petroleum * (A)	6,818	93
Helix Energy Solutions Group *	16,241	384
Key Energy Services *	20,545	186
Kodiak Oil & Gas *	7,400	87
Laredo Petroleum Holdings *	10,173	265
Matador Resources * (A)	19,700	478
Matrix Service *	10,069	326
McDermott International * (A)	21,887	182
Newpark Resources *	18,200	202
Northern Oil And Gas * (A)	11,840	165
Oasis Petroleum *	10,886	474
Oil States International *	1,900	180
Parker Drilling *	14,000	113
PDC Energy *	6,870	427
Pioneer Energy Services *	50,305	574
Quicksilver Resources * (A)	17,500	57
Renewable Energy Group *	24,000	280
Rosetta Resources *	20,735	920
Scorpio Tankers	4,400	43
Silver Spring Networks *	2,400	42
Stone Energy *	3,200	115
Superior Energy Services	8,210	243
Swift Energy * (A)	4,033	40
Synergy Resources *	9,465	100
Tesco *	26,200	497
Triangle Petroleum * (A)	18,030	162
VAALCO Energy *	47,000	313
Willbros Group *	40,800	403

		9,817

Financials — 14.2%
Agree Realty ‡	7,100	218
Altisource Residential, Cl B ‡	16,635	475
Ambac Financial Group *	9,500	328
AMERISAFE	1,900	83
Argo Group International Holdings	11,010	486
Arlington Asset Investment, Cl A	7,300	194
Ashford Hospitality Trust ‡	11,800	132
Associated Estates Realty ‡	22,410	383
Banco Latinoamericano de Comercio Exterior, Cl E	14,500	370
Bank of the Ozarks (A)	8,137	516
BankUnited	13,504	452
Banner	12,317	489

Description	Shares	Market Value ($ Thousands)

BBCN Bancorp	12,950	$220
BGC Partners, Cl A	17,600	120
BlackRock Kelso Capital	28,200	269
Blackstone Mortgage Trust, Cl A ‡	5,076	147
Boston Private Financial Holdings	12,240	160
Brandywine Realty Trust ‡	37,230	545
Capital Bank Financial, Cl A *	11,467	264
Capitol Federal Financial	43,910	533
Cardinal Financial	13,323	230
CBL & Associates Properties ‡	7,989	142
Cedar Realty Trust ‡	28,400	175
Chatham Lodging Trust ‡	9,700	202
Chesapeake Lodging Trust ‡	5,700	148
City National	3,920	293
Columbia Banking System (A)	17,460	458
CoreSite Realty ‡	5,300	165
Cousins Properties ‡	10,000	115
Credit Acceptance *	2,059	284
CyrusOne ‡	1,600	36
DiamondRock Hospitality ‡	44,430	561
DuPont Fabros Technology ‡ (A)	20,330	540
Eagle Bancorp *	9,250	317
EastGroup Properties ‡	5,576	346
Education Realty Trust ‡	20,227	191
Employers Holdings	20,315	400
Endurance Specialty Holdings	6,733	351
Equity One ‡ (A)	11,212	260
EverBank Financial	20,520	368
Evercore Partners, Cl A	10,570	588
Federated Investors, Cl B (A)	7,396	203
First Commonwealth Financial	34,300	292
First Financial Holdings	9,009	552
First Horizon National	21,970	263
First Interstate Bancsystem, Cl A	13,252	343
First Midwest Bancorp	35,828	597
First NBC Bank Holding *	7,228	241
First Potomac Realty Trust ‡	3,300	42
Fulton Financial	41,760	514
Geo Group ‡	6,900	222
Glimcher Realty Trust ‡	19,040	185
Hancock Holding	11,749	405
Hanmi Financial	9,910	232
Hanover Insurance Group	15,903	936
HCI Group	1,600	77
HFF, Cl A	1,900	61
Hilltop Holdings *	1,400	34
HomeStreet	2,400	45
Horace Mann Educators	33,500	958
Iberiabank	18,104	1,186
Infinity Property & Casualty	9,380	692
Inland Real Estate ‡	57,100	612
Investment Technology Group *	23,200	401
Investors Bancorp	8,065	214
Jones Lang LaSalle	3,802	468
Lexington Realty Trust ‡	31,246	357
LTC Properties ‡	4,600	173

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Maiden Holdings	3,500	$39
MarketAxess Holdings	5,316	314
MB Financial	1,468	45
Medical Properties Trust ‡	39,680	523
MFA Mortgage Investments ‡	37,311	293
MGIC Investment *	22,600	202
Mid-America Apartment Communities ‡	4,200	284
Montpelier Re Holdings	300	9
National Penn Bancshares	29,758	321
NBT Bancorp	14,700	345
Nelnet, Cl A	12,200	489
New Mountain Finance	6,100	92
Oritani Financial	6,100	96
PacWest Bancorp (A)	9,340	405
Pebblebrook Hotel Trust ‡	12,802	426
PennantPark Investment	11,000	126
PICO Holdings *	1,300	33
Pinnacle Financial Partners	6,500	235
Piper Jaffray *	6,500	272
Platinum Underwriters Holdings	19,651	1,152
Potlatch ‡	4,300	170
Primerica	2,800	125
ProAssurance	5,090	231
Prospect Capital	4,800	53
Provident Financial Services	10,800	200
PS Business Parks ‡	1,000	84
Ramco-Gershenson Properties ‡	28,000	468
Reinsurance Group of America, Cl A	2,824	217
Retail Opportunity Investments ‡ (A)	5,500	82
RLJ Lodging Trust ‡	6,700	174
Rouse Properties ‡ (A)	1,600	30
Sabra Health Care ‡	16,500	470
Select Income ‡	3,900	114
Signature Bank NY *	4,260	558
Sovran Self Storage ‡	1,600	118
STAG Industrial ‡	17,300	403
StanCorp Financial Group	6,690	443
Stewart Information Services	1,672	62
Stifel Financial * (A)	14,580	701
Summit Hotel Properties ‡	3,600	33
Susquehanna Bancshares	42,094	461
SVB Financial Group *	4,892	616
TCF Financial	21,938	354
TCP Capital	5,500	97
Texas Capital Bancshares *	6,078	383
THL Credit	4,500	71
TICC Capital (A)	21,300	222
Two Harbors Investment ‡	12,200	127
Umpqua Holdings (A)	12,548	223
United Community Banks *	16,900	282
ViewPoint Financial Group	700	17
Virtus Investment Partners *	700	130
Webster Financial	18,150	562
Winthrop Realty Trust ‡	6,000	70
Wintrust Financial	11,820	547
WisdomTree Investments *	17,000	265

		37,723

Description	Shares	Market Value ($ Thousands)

Health Care — 13.3%
Acadia Healthcare * (A)	24,722	$1,222
AcelRx Pharmaceuticals * (A)	17,400	199
Achillion Pharmaceuticals * (A)	62,300	218
Acorda Therapeutics *	4,800	176
Addus HomeCare *	19,667	566
Aegerion Pharmaceuticals *	2,590	142
Akorn * (A)	35,382	914
Align Technology *	10,710	560
Alnylam Pharmaceuticals *	900	73
AMAG Pharmaceuticals * (A)	2,900	60
AMN Healthcare Services *	7,400	103
Amsurg, Cl A *	17,187	754
Anacor Pharmaceuticals *	3,500	66
Analogic	6,390	602
Aratana Therapeutics *	8,673	203
ArthroCare *	3,400	164
athenahealth * (A)	3,710	719
Cadence Pharmaceuticals *	2,477	35
Cambrex *	8,700	175
Cantel Medical	7,050	228
Cardiovascular Systems *	11,557	404
Celldex Therapeutics *	21,729	635
Centene *	7,746	493
Charles River Laboratories International *	14,874	884
Computer Programs & Systems	2,600	178
CONMED	8,900	415
Coronado Biosciences * (A)	19,800	56
Cubist Pharmaceuticals *	4,984	396
Darling International *	18,938	382
Depomed *	33,300	401
DexCom *	15,295	690
Emergent Biosolutions *	27,400	678
Endologix *	5,062	68
Ensign Group	6,200	246
ExamWorks Group * (A)	20,809	757
Five Star Quality Care *	27,316	158
Fluidigm *	3,118	146
Furiex Pharmaceuticals *	3,700	342
Gentiva Health Services *	26,600	285
Globus Medical, Cl A *	21,000	497
Greatbatch *	3,800	165
GTx * (A)	12,500	21
GW Pharmaceuticals *	2,984	197
Haemonetics *	6,596	241
Health Net *	11,140	379
HealthSouth	21,063	688
HeartWare International *	5,160	495
HMS Holdings * (A)	3,944	81
ICON *	10,995	515
ICU Medical *	5,800	336
Impax Laboratories *	10,000	258
Insys Therapeutics *	137	9
Intercept Pharmaceuticals *	862	354
Invacare	9,100	180
Isis Pharmaceuticals *	18,739	956
Jazz Pharmaceuticals *	2,250	342
Karyopharm Therapeutics *	4,749	191
Keryx Biopharmaceuticals * (A)	54,082	868

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

KYTHERA Biopharmaceuticals * (A)	4,288	$214
LDR Holding * (A)	13,372	418
Masimo *	16,110	412
MEDNAX *	7,310	445
Meridian Bioscience	1,400	29
Momenta Pharmaceuticals *	27,470	407
MWI Veterinary Supply *	1,100	179
Nektar Therapeutics *	18,600	239
Neurocrine Biosciences *	18,900	333
NewLink Genetics * (A)	14,895	658
NPS Pharmaceuticals *	17,420	609
NuVasive *	900	33
Oramed Pharmaceuticals * (A)	12,654	188
Orexigen Therapeutics * (A)	59,952	416
Orthofix International *	8,600	191
Pacira Pharmaceuticals * (A)	6,300	493
PAREXEL International *	10,450	560
PerkinElmer	7,867	357
PharMerica *	13,500	325
Premier, Cl A *	9,830	329
Prestige Brands Holdings *	17,697	504
Providence Service *	12,608	335
Puma Biotechnology *	7,995	929
Repligen *	27,107	406
Rigel Pharmaceuticals * (A)	76,300	262
Sirona Dental Systems *	4,680	330
Spectranetics *	20,153	604
Sunesis Pharmaceuticals *	21,845	143
Surgical Care Affiliates *	9,408	286
SurModics *	3,500	87
Symmetry Medical *	7,900	84
Synageva BioPharma * (A)	2,511	288
Tandem Diabetes Care *	9,255	238
Team Health Holdings *	22,177	998
TearLab * (A)	12,642	102
Teleflex	2,218	226
TESARO *	14,618	483
Triple-S Management, Cl B *	10,100	169
Ultragenyx Pharmaceutical *	1,748	97
Unilife * (A)	19,373	90
WellCare Health Plans *	3,265	202

		35,264

Industrials — 15.2%
AAON	2,500	75
AAR	6,760	195
Actuant, Cl A (A)	36,143	1,267
Aegion, Cl A *	1,900	44
Aircastle	7,500	148
Albany International, Cl A	6,300	227
Altra Holdings	1,400	50
American Science & Engineering	2,400	158
American Woodmark *	3,700	119
Apogee Enterprises	11,250	385
Arkansas Best	7,800	259
Astronics *	3,900	261
Astronics, Cl B *	280	19
Avis Budget Group *	8,202	385
Barrett Business Services	5,140	360
Beacon Roofing Supply * (A)	14,907	563

Description	Shares	Market Value ($ Thousands)

Carlisle	8,280	$657
Chart Industries *	10,802	903
CIRCOR International	3,300	236
Clean Harbors * (A)	8,077	382
Corporate Executive Board	9,512	711
Curtiss-Wright	13,506	921
Deluxe	500	25
Diana Shipping *	26,797	349
DigitalGlobe *	10,299	320
DXP Enterprises *	400	41
Dycom Industries *	22,662	655
EMCOR Group	7,443	348
EnerNOC *	8,900	193
EnerSys	7,560	537
Engility Holdings *	4,400	184
EnPro Industries *	3,124	224
Esterline Technologies *	5,640	607
Exponent	1,800	128
G&K Services, Cl A	13,342	836
General Cable	5,527	170
Genesee & Wyoming, Cl A *	9,682	958
Gibraltar Industries *	11,236	207
H&E Equipment Services *	20,400	667
Hexcel *	15,610	702
Huron Consulting Group *	700	46
Hyster-Yale Materials Handling	4,900	495
ICF International *	800	32
IDEX	8,730	655
Insperity	9,100	266
Interface, Cl A	25,477	491
ITT	7,507	330
John Bean Technologies	10,700	323
Kadant	3,952	159
KAR Auction Services	12,025	375
Kelly Services, Cl A	2,400	60
KEYW Holding * (A)	15,755	288
Kforce	19,900	436
Kirby *	7,252	759
Korn/Ferry International *	29,674	753
Kratos Defense & Security Solutions *	24,300	190
Lincoln Electric Holdings	7,860	589
Lindsay Manufacturing (A)	6,319	536
MasTec * (A)	14,820	607
Middleby *	2,695	799
Mine Safety Appliances	600	31
Mistras Group *	1,200	26
Mobile Mini	15,948	718
Mueller Industries	2,500	156
Mueller Water Products, Cl A	3,900	38
MYR Group *	16,600	386
Navigant Consulting *	13,400	234
NCI Building Systems *	1,800	31
On Assignment *	11,340	390
Orbital Sciences *	21,060	599
Orion Marine Group *	13,141	148
Performant Financial *	9,100	72
PGT *	25,331	294
Pike *	13,811	143
PowerSecure International *	10,577	240
Primoris Services	20,893	653

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

RBC Bearings *	5,606	$360
Regal-Beloit	3,855	284
Republic Airways Holdings *	7,100	68
Rexnord *	13,450	403
RPX *	8,200	131
Saia *	15,300	528
SkyWest	7,600	97
Spirit Airlines *	3,000	169
Standex International	4,000	221
Steelcase, Cl A	35,390	526
Swift Transporation, Cl A * (A)	45,816	1,116
Taser International * (A)	33,100	636
Team *	4,726	204
Teledyne Technologies *	2,401	235
Terex	3,837	171
Tetra Tech *	15,137	437
TriMas *	17,839	600
Triumph Group	5,732	374
TrueBlue *	46,542	1,326
Tutor Perini *	7,600	187
UniFirst	500	55
United Rentals * (A)	8,400	742
US Ecology	12,439	447
USG * (A)	18,724	662
Valmont Industries	3,402	495
Viad	2,600	63
WageWorks *	14,231	842
Watsco	5,620	553
Watts Water Technologies, Cl A	4,835	298
YRC Worldwide * (A)	6,400	168

		40,222

Information Technology — 17.9%
ACI Worldwide * (A)	7,300	438
Advanced Energy Industries *	6,700	184
ARRIS Group *	13,891	399
Aspen Technology *	32,063	1,505
ATMI *	4,100	139
Audience *	2,000	23
AVG Technologies *	19,392	363
Belden	9,872	712
Benchmark Electronics *	8,300	198
Blucora *	5,700	110
Brightcove *	26,500	257
BroadSoft *	18,324	550
Brooks Automation	6,900	72
Cabot Microelectronics *	3,300	146
CACI International, Cl A * (A)	5,863	462
Cadence Design Systems * (A)	16,178	248
Calix *	36,700	292
Cardtronics *	13,240	536
Cavium * (A)	31,090	1,310
Ceva *	3,300	60
Checkpoint Systems *	5,600	82
Ciena * (A)	15,841	389
Cognex *	7,090	267
Coherent *	2,993	204
CommVault Systems *	6,965	480
comScore *	11,700	370
Comtech Telecommunications	2,547	82
Comverse *	5,500	190

Description	Shares	Market Value ($ Thousands)

Constant Contact *	6,600	$182
Convergys	13,352	273
Conversant * (A)	5,700	142
Cornerstone OnDemand *	10,260	599
CoStar Group *	8,013	1,611
Criteo ADR *	2,022	108
CSG Systems International	11,400	319
Dealertrack Technologies *	28,147	1,522
Demandware *	8,667	651
Diebold	7,317	274
Digital River *	8,000	142
EarthLink Holdings	2,100	8
Electronics For Imaging *	11,420	509
Emulex *	35,961	262
Entegris *	37,710	454
Entropic Communications *	25,700	113
Envestnet *	19,245	805
EPAM Systems *	10,060	422
ExlService Holdings *	11,165	312
Extreme Networks *	62,700	359
Fabrinet *	15,300	297
Fairchild Semiconductor International, Cl A *	16,340	230
FARO Technologies *	3,800	219
Finisar *	2,700	64
FireEye * (A)	2,382	204
FormFactor *	40,800	291
Forrester Research	800	29
Global Cash Access Holdings *	41,100	345
Guidewire Software *	25,487	1,366
Harmonic *	43,300	281
Heartland Payment Systems	2,162	87
Hutchinson Technology *	45,250	165
Immersion *	33,505	400
Infoblox *	34,078	787
Insight Enterprises *	16,000	368
Interactive Intelligence Group *	15,819	1,260
International Rectifier *	17,610	475
InvenSense, Cl A * (A)	41,638	839
Ixia *	17,009	210
Lattice Semiconductor *	38,100	288
Littelfuse	4,500	425
LogMeIn *	2,950	123
Manhattan Associates *	10,210	387
MAXIMUS	14,109	674
Maxwell Technologies *	19,000	194
Mentor Graphics	22,780	493
Methode Electronics	3,200	108
MKS Instruments	8,545	257
Model N *	3,800	42
Monotype Imaging Holdings	7,800	222
Move * (A)	13,000	168
Netscout Systems *	2,500	95
NIC	9,000	175
OmniVision Technologies *	2,800	48
OSI Systems *	4,557	280
Pandora Media *	13,020	487
Pegasystems	1,800	75
Photronics *	4,500	39
Power Integrations	9,645	570
PROS Holdings *	2,900	100

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

PTC *	29,343	$1,153
Qlik Technologies * (A)	20,206	616
RF Micro Devices *	124,647	882
Rosetta Stone *	4,800	55
Ruckus Wireless *	42,804	599
Sanmina *	6,400	109
Sapient *	5,200	91
ScanSource *	900	35
Semtech *	7,120	178
Shutterstock * (A)	4,959	493
Silicon Image *	37,200	225
Silicon Laboratories *	8,453	439
Sonus Networks *	113,321	423
Spansion, Cl A *	25,630	418
SPS Commerce *	9,894	671
SS&C Technologies Holdings *	9,639	373
Stamps.com *	11,145	392
Sykes Enterprises * (A)	13,273	261
Synaptics *	6,790	442
Tableau Software, Cl A *	6,464	610
TeleTech Holdings *	2,600	63
Teradyne (A)	26,780	543
TiVo *	7,700	104
Tremor Video *	27,903	121
Ultimate Software Group *	6,076	1,009
Unisys *	5,100	175
United Online	6,942	78
Verint Systems *	13,470	631
Virtusa *	4,500	164
Vocus *	10,500	140
WEX *	7,805	756
Xoom *	2,100	59
Yelp, Cl A *	16,484	1,556
Zebra Technologies, Cl A *	11,286	779
Zillow, Cl A * (A)	5,580	466

		47,411

Materials — 2.9%
A. Schulman	12,800	445
Advanced Emissions Solutions *	4,200	226
AEP Industries *	1,000	43
AK Steel Holding * (A)	11,700	73
Allegheny Technologies	7,123	226
AM Castle * (A)	7,900	115
Axiall	2,200	89
Century Aluminum *	2,884	34
Commercial Metals	10,840	210
Cytec Industries	2,972	281
Ferro *	16,900	222
FutureFuel	3,400	59
Globe Specialty Metals	3,700	74
Gold Resource	7,900	41
Greif, Cl A	4,669	234
H.B. Fuller	18,303	887
Haynes International	700	35
Innophos Holdings	4,791	263
Innospec	4,800	209
Koppers Holdings	3,700	146
Kraton Performance Polymers *	2,100	58
Louisiana-Pacific *	22,956	431
Materion	1,000	30

Description	Shares	Market Value ($ Thousands)

Minerals Technologies	2,800	$150
OM Group	800	25
Owens-Illinois *	4,093	139
PolyOne	38,410	1,440
Quaker Chemical	2,000	155
RTI International Metals * (A)	5,128	139
Sensient Technologies	8,211	431
Silgan Holdings	4,719	228
US Silica Holdings (A)	8,636	283
Worthington Industries	3,700	147

		7,568

Telecommunication Services — 0.2%
8x8 *	3,600	38
IDT, Cl B	7,000	126
magicJack VocalTec * (A)	7,700	146
Premiere Global Services *	6,900	78
RingCentral, Cl A * (A)	5,578	121
Vonage Holdings *	13,300	61

		570

Utilities — 1.2%
ALLETE	10,740	542
American States Water	2,600	78
Avista	100	3
California Water Service Group	13,700	322
Cleco	4,422	219
Great Plains Energy	22,208	583
IDACORP	4,019	226
Otter Tail	6,800	206
Portland General Electric (A)	16,793	534
UIL Holdings (A)	14,110	546

		3,259

Total Common Stock (Cost $167,539) ($ Thousands)		219,555

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 ETF (A)	6,025	708
iShares Russell 2000 Growth ETF (A)	4,917	687

Total Exchange Traded Funds (Cost $1,046) ($ Thousands)		1,395

AFFILIATED PARTNERSHIP — 11.2%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	29,748,322	29,748

Total Affiliated Partnership (Cost $29,748) ($ Thousands)		29,748

CASH EQUIVALENT — 7.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	19,788,488	19,788

Total Cash Equivalent (Cost $19,788) ($ Thousands)		19,788

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small Cap II Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills
0.050%, 07/24/2014	$677	$677

Total U.S. Treasury Obligation (Cost $677) ($ Thousands)		677

Total Investments — 102.4% (Cost $218,798) ($ Thousands) ††		$271,163

The open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	326	Mar-2014	$743

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $264,864 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $28,637 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $29,748 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $218,798 ($ Thousands), and the unrealized appreciation and depreciation were $54,734 ($ Thousands) and $(2,369) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$219,555	$—	$—	$219,555
Exchange Traded Funds	1,395	—	—	1,395
Affiliated Partnership	—	29,748	—	29,748
Cash Equivalent	19,788	—	—	19,788
U.S. Treasury Obligation	—	677	—	677

Total Investments in Securities	$240,738	$30,425	$—	$271,163

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation*	$743	$—	$—	$743

Total Other Financial Instruments	$743	$—	$—	$743

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Consumer Discretionary — 11.9%
Abercrombie & Fitch, Cl A (A)	45,360	$1,798
Advance Auto Parts	17,975	2,289
AMC Entertainment Holdings, Cl A *	36,095	826
American Axle & Manufacturing Holdings *	104,341	2,017
American Eagle Outfitters	142,293	2,068
ANN *	82,985	2,958
Arctic Cat	19,421	909
Asbury Automotive Group *	27,036	1,374
Autoliv (A)	25,300	2,437
Beazer Homes USA * (A)	106,940	2,480
Bed Bath & Beyond *	19,427	1,318
Big Lots *	50,600	1,495
BJ’s Restaurants * (A)	19,250	533
Bloomin’ Brands *	139,411	3,505
Bravo Brio Restaurant Group *	8,400	130
Bright Horizons Family Solutions *	51,160	2,019
Brinker International (A)	45,200	2,486
Brown Shoe	54,407	1,337
Brunswick	113,434	5,081
Buffalo Wild Wings *	13,009	1,886
Cabela’s * (A)	32,720	2,170
Callaway Golf (A)	102,016	859
Capella Education	38,890	2,586
Carter’s	61,191	4,609
Cato, Cl A	46,500	1,305
Children’s Place Retail Stores *	14,930	809
Columbia Sportswear	3,226	268
Conn’s * (A)	11,897	426
Container Store Group * (A)	36,236	1,298
Core-Mark Holding	10,094	789
Crocs *	17,900	273
CST Brands	3,300	107
Dana Holdings	44,935	974
Destination XL Group *	33,000	188
Dick’s Sporting Goods	44,990	2,415
Dillard’s, Cl A	25,000	2,314
Dollar General *	18,289	1,096
DR Horton (A)	134,115	3,294
DreamWorks Animation SKG, Cl A *	44,534	1,332
Drew Industries *	34,645	1,706
Dunkin’ Brands Group (A)	24,214	1,251
Ethan Allen Interiors (A)	17,888	449
Express *	110,907	2,028
Extended Stay America	16,490	420
Fiesta Restaurant Group *	39,423	1,980
Five Below * (A)	49,353	1,902
FTD *	18,620	578
GameStop, Cl A (A)	28,700	1,071
Gannett	182,921	5,442
Genesco *	13,450	999
Gildan Activewear, Cl A	69,679	3,578
Harley-Davidson (A)	20,430	1,350
Harman International Industries	16,400	1,718
Hasbro	23,476	1,295
Haverty Furniture	47,610	1,388
Hibbett Sports * (A)	91,937	5,271
HomeAway * (A)	104,306	4,785
HSN	39,385	2,259

Description	Shares	Market Value ($ Thousands)

Ignite Restaurant Group *	5,300	$65
Imax * (A)	159,502	4,267
International Game Technology	98,000	1,479
Interpublic Group	59,390	1,052
Jack in the Box *	31,137	1,789
Jones Group *	6,700	100
K12 *	19,800	448
Krispy Kreme Doughnuts *	52,747	1,003
La-Z-Boy, Cl Z	77,772	1,986
Lear	31,200	2,534
Libbey *	36,100	841
Life Time Fitness * (A)	22,855	1,079
Lithia Motors, Cl A	33,491	2,124
LKQ *	44,511	1,242
Lumber Liquidators Holdings * (A)	50,281	5,394
Matthews International, Cl A (A)	29,883	1,226
MDC Partners, Cl A	22,250	500
Meredith	18,940	887
Monro Muffler (A)	21,014	1,254
National CineMedia	237,187	3,643
Newell Rubbermaid	49,429	1,587
Office Depot *	43,100	212
Oxford Industries (A)	11,337	887
Panera Bread, Cl A * (A)	17,299	3,137
Pep Boys-Manny Moe & Jack *	52,465	661
PetSmart (A)	21,768	1,460
Pier 1 Imports	276,611	5,233
Polaris Industries	9,930	1,331
Quiksilver *	146,576	1,143
Red Robin Gourmet Burgers *	17,099	1,332
Rent-A-Center, Cl A (A)	37,700	948
Ryland Group (A)	98,542	4,591
Sally Beauty Holdings *	214,401	6,153
Samsonite International	693,410	1,912
Scholastic (A)	45,700	1,612
Scientific Games, Cl A *	44,898	602
Select Comfort *	43,001	777
Shutterfly * (A)	110,891	6,050
Six Flags Entertainment	99,513	4,060
Skechers U.S.A., Cl A *	103,024	3,475
SodaStream International * (A)	17,411	687
Stage Stores (A)	43,100	853
Standard Pacific * (A)	353,641	3,222
Steven Madden *	28,525	1,040
TAL Education Group ADR *	62,746	1,488
Taylor Morrison Home, Cl A *	104,849	2,634
Tenneco *	45,514	2,742
TRW Automotive Holdings *	39,800	3,276
Tuesday Morning *	66,793	1,045
Tupperware Brands	11,195	880
Ulta Salon Cosmetics & Fragrance *	16,429	1,474
Vail Resorts	13,235	931
Vera Bradley * (A)	19,008	504
Visteon *	16,900	1,410
Vitamin Shoppe *	31,874	1,491
Wendy’s (A)	232,810	2,230
Whirlpool	12,400	1,793
Wolverine World Wide (A)	141,163	3,721
Wyndham Worldwide	54,073	3,941
zulily, Cl A * (A)	46,662	3,191

		224,157

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 2.5%
Amira Nature Foods * (A)	48,570	$887
Casey’s General Stores	61,036	4,180
Chefs’ Warehouse * (A)	65,459	1,522
Chiquita Brands International *	37,500	410
Coca-Cola Enterprises	26,637	1,254
Darling International *	211,160	4,261
Energizer Holdings	15,300	1,489
Fresh Del Monte Produce	43,200	1,143
Fresh Market *	26,665	893
Hain Celestial Group * (A)	22,898	2,045
Ingredion	12,437	819
J&J Snack Foods	11,360	1,055
JM Smucker	26,452	2,645
Kroger	41,175	1,727
Molson Coors Brewing, Cl B	32,588	1,852
Omega Protein *	90,700	986
Pantry *	48,367	729
Prestige Brands Holdings *	19,017	542
Rite Aid *	273,369	1,802
Snyder’s-Lance	23,400	634
Spartan Stores	40,407	913
Spectrum Brands Holdings	35,159	2,743
Sprouts Farmers Market *	61,215	2,389
SUPERVALU * (A)	94,000	608
Susser Holdings * (A)	12,471	756
Sysco (A)	36,854	1,327
TreeHouse Foods *	12,782	911
Universal	7,500	432
Weis Markets	17,700	893
WhiteWave Foods, Cl A *	192,193	5,439

		47,286

Energy — 4.9%
Alberta Oilsands *	1,600,500	195
Approach Resources * (A)	58,400	1,301
Athlon Energy *	129,199	4,801
Bill Barrett *	8,800	223
Bonanza Creek Energy *	12,825	641
Bristow Group	19,006	1,475
Carrizo Oil & Gas *	14,211	707
Cloud Peak Energy *	10,200	198
Core Laboratories	9,409	1,769
CVR Energy	16,500	649
Delek US Holdings	36,800	1,022
Diamondback Energy *	46,573	2,996
Dresser-Rand Group *	80,274	4,361
Dril-Quip *	35,586	3,828
Emerald Oil *	73,849	566
EPL Oil & Gas *	88,525	2,665
EQT	16,711	1,709
Exterran Holdings (A)	24,350	998
Forum Energy Technologies * (A)	15,163	393
Geospace Technologies *	22,764	1,747
Goodrich Petroleum * (A)	28,056	382
Gulfmark Offshore, Cl A	18,891	896
Gulfport Energy *	62,284	4,117
Helix Energy Solutions Group *	139,154	3,290
Helmerich & Payne	41,400	4,088
Key Energy Services *	84,538	764
Kinder Morgan Escrow	646	—
Kodiak Oil & Gas *	173,721	2,052
Laredo Petroleum Holdings *	46,077	1,202
Magnum Hunter Resources *	156,888	1,316

Description	Shares	Market Value ($ Thousands)

Matador Resources * (A)	56,163	$1,363
McDermott International * (A)	183,099	1,525
Nabors Industries	101,373	2,334
Navigator Holdings *	12,800	309
Newfield Exploration *	48,866	1,378
Newpark Resources * (A)	85,200	947
North Atlantic Drilling (A)	38,800	353
Northern Oil And Gas * (A)	48,726	678
Nuverra Environmental Solutions * (A)	42,060	715
Oasis Petroleum *	47,429	2,066
Oil States International *	8,603	817
Parker Drilling *	301,100	2,430
PDC Energy * (A)	43,023	2,673
Pioneer Energy Services *	144,793	1,651
Pioneer Natural Resources	8,828	1,776
Precision Drilling	13,700	151
Range Resources	10,516	905
Rice Energy *	67,450	1,619
Ring Energy *	25,707	354
Rosetta Resources *	60,013	2,663
Scorpio Tankers	76,900	753
Spectra Energy	58,351	2,175
StealthGas *	32,700	344
Superior Energy Services	65,673	1,943
Swift Energy * (A)	16,768	168
Synergy Resources *	140,056	1,483
Targa Resources	14,928	1,444
Tesoro	58,000	2,959
TETRA Technologies *	103,220	1,239
Triangle Petroleum *	57,700	517
USEC * (A)	2,443	13
W&T Offshore	12,700	191
Western Refining (A)	80,900	2,949

		93,236

Financials — 20.2%
1st Source	800	25
Acadia Realty Trust ‡	41,170	1,089
Alexandria Real Estate Equities ‡	42,663	3,091
Allied World Assurance Holdings	15,000	1,496
Allstate	23,209	1,259
Altisource Residential, Cl B ‡	43,362	1,239
American Assets Trust ‡	33,145	1,096
American Campus Communities ‡	78,827	2,912
American Capital Mortgage Investment ‡	18,600	375
American Equity Investment Life Holding (A)	13,200	289
American Financial Group	115,690	6,613
Ameriprise Financial	40,399	4,403
Amtrust Financial Services (A)	53,145	2,009
Apartment Investment & Management, Cl A ‡	49,090	1,467
Arch Capital Group *	73,900	4,147
Ares Capital	43,000	775
Artisan Partners Asset Management, Cl A	7,700	486
Aspen Insurance Holdings	34,400	1,292
Associated Banc (A)	73,700	1,230
Assured Guaranty	91,791	2,253
AvalonBay Communities ‡	21,613	2,787

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Banco Latinoamericano de Comercio Exterior, Cl E	84,745	$2,160
Bancorpsouth (A)	165,611	3,963
Bank of the Ozarks (A)	45,549	2,889
BankUnited	55,564	1,860
Banner (A)	39,912	1,584
BioMed Realty Trust ‡ (A)	47,150	975
Blackstone Mortgage Trust, Cl A ‡	20,890	605
Boston Private Financial Holdings	149,394	1,948
Boston Properties ‡	15,750	1,771
Brandywine Realty Trust ‡	142,700	2,091
BRE Properties ‡	6,300	389
Brixmor Property Group ‡ (A)	23,200	512
Brookfield Properties (A)	25,000	478
Calamos Asset Management, Cl A	41,900	500
Campus Crest Communities ‡	13,900	115
Cardinal Financial	26,575	458
CBL & Associates Properties ‡	103,577	1,843
Central Pacific Financial	43,100	850
Chimera Investment ‡	245,200	782
City National (A)	18,090	1,354
CNA Financial	54,600	2,265
CNO Financial Group	433,199	7,910
CoBiz Financial	91,820	1,025
Comerica	72,230	3,480
Commerce Bancshares	1	—
CommonWealth ‡	67,750	1,839
Community Trust Bancorp	15,687	621
CubeSmart ‡	164,194	2,875
Customers Bancorp *	8,300	164
CYS Investments ‡ (A)	168,500	1,483
DDR ‡	203,161	3,377
DiamondRock Hospitality ‡	218,828	2,762
Dime Community Bancshares	43,800	736
Douglas Emmett ‡	16,400	442
Duke Realty ‡	55,464	932
Eagle Bancorp *	74,089	2,538
East West Bancorp	62,165	2,219
EastGroup Properties ‡	37,163	2,306
Eaton Vance (A)	48,072	1,819
Education Realty Trust ‡	180,231	1,700
Employers Holdings	74,279	1,461
Endurance Specialty Holdings	53,827	2,807
Equity One ‡ (A)	46,134	1,070
Equity Residential ‡	33,950	1,985
Essex Property Trust ‡ (A)	3,750	627
Everest Re Group	19,700	2,940
Extra Space Storage ‡	10,800	530
FBR *	19,733	513
Federated Investors, Cl B (A)	30,431	834
FelCor Lodging Trust ‡	61,400	535
Fidelity & Guaranty Life	24,700	535
Fidelity National Financial, Cl A	65,755	2,174
Fifth Third Bancorp	104,300	2,263
Financial Engines (A)	71,321	4,030
First BanCorp *	562,229	2,929
First Financial Holdings	33,866	2,074
First Horizon National (A)	90,401	1,082
First Midwest Bancorp	111,265	1,855
First NBC Bank Holding *	29,741	992
First Niagara Financial Group	111,800	1,014
Flushing Financial	66,600	1,380

Description	Shares	Market Value ($ Thousands)

Forest City Enterprises, Cl A *	39,590	$771
Forestar Group *	30,940	584
Fulton Financial	93,546	1,152
FXCM, Cl A (A)	45,629	769
General Growth Properties ‡	82,470	1,816
Genworth Financial, Cl A *	235,317	3,657
Geo Group ‡	34,600	1,115
Glacier Bancorp	48,470	1,345
Government Properties Income Trust ‡	7,000	174
Gramercy Property Trust ‡ *	38,400	223
Hancock Holding	85,751	2,955
Hanover Insurance Group	52,744	3,104
Hartford Financial Services Group	52,888	1,861
Hatteras Financial ‡	13,000	256
HCP ‡	58,350	2,262
Health Care ‡	34,838	2,046
Henderson Group	274,313	1,172
HFF, Cl A *	44,500	1,420
Highwoods Properties ‡	21,460	809
Home BancShares (A)	35,050	1,176
Home Loan Servicing Solutions	3,600	74
Horace Mann Educators	119,375	3,415
Hospitality Properties Trust ‡	89,900	2,382
Host Hotels & Resorts ‡	177,768	3,497
Huntington Bancshares	671,890	6,403
Iberiabank	55,462	3,633
Infinity Property & Casualty	20,081	1,481
Inland Real Estate ‡	138,600	1,484
International Bancshares	47,046	1,090
Investment Technology Group *	129,508	2,238
Investors Bancorp	33,183	880
Janus Capital Group (A)	290,754	3,254
Jones Lang LaSalle	33,313	4,104
Kennedy-Wilson Holdings	101,406	2,566
KeyCorp	448,865	5,912
Kilroy Realty ‡	7,350	423
Kimco Realty ‡	59,600	1,327
LaSalle Hotel Properties ‡	41,080	1,287
Lexington Realty Trust ‡ (A)	529,781	6,045
Liberty Property Trust ‡	22,950	878
Lincoln National	47,100	2,361
LPL Financial Holdings	114,132	6,127
Macerich ‡	30,298	1,822
Mack-Cali Realty ‡	20,750	462
Maiden Holdings	51,300	576
MarketAxess Holdings	44,389	2,621
MB Financial	5,904	180
Meadowbrook Insurance Group	145,700	782
Medical Properties Trust ‡	151,539	1,999
MFA Mortgage Investments ‡	397,024	3,121
Mid-America Apartment Communities ‡	17,281	1,169
Montpelier Re Holdings	75,900	2,164
MSCI, Cl A *	53,526	2,339
National Penn Bancshares	232,060	2,506
Nelnet, Cl A	75,000	3,009
Northfield Bancorp	34,663	439
NorthStar Realty Finance ‡ (A)	122,338	1,897
Ocwen Financial *	11,200	419
OFG Bancorp (A)	271,602	4,346
Omega Healthcare Investors ‡ (A)	57,600	1,841

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

OmniAmerican Bancorp	7,000	$152
PacWest Bancorp (A)	135,446	5,878
PartnerRe	38,008	3,758
Pebblebrook Hotel Trust ‡	85,950	2,857
Pennsylvania ‡	130,816	2,454
Platinum Underwriters Holdings	20,370	1,194
Popular *	165,839	4,741
ProAssurance	20,946	952
Prologis ‡	73,398	3,023
Prosperity Bancshares (A)	14,055	890
Protective Life	47,918	2,499
Public Storage ‡	15,478	2,616
Radian Group (A)	74,775	1,163
RAIT Financial Trust ‡	22,999	191
Regency Centers ‡	20,800	1,056
Regions Financial	213,300	2,269
Reinsurance Group of America, Cl A	50,762	3,908
Republic Bancorp, Cl A	34,400	829
RLJ Lodging Trust ‡	29,800	774
Rouse Properties ‡ (A)	30,900	578
Ryman Hospitality Properties ‡ (A)	43,392	1,831
Safeguard Scientifics *	47,055	923
Selective Insurance Group	40,065	923
Signature Bank NY * (A)	19,290	2,526
Simon Property Group ‡	30,479	4,916
SL Green Realty ‡	7,600	755
StanCorp Financial Group (A)	36,700	2,429
Starwood Property Trust ‡	12,900	310
Stifel Financial * (A)	43,510	2,092
Sunstone Hotel Investors ‡	255,808	3,459
SunTrust Banks	51,558	1,943
Susquehanna Bancshares	22,382	245
SVB Financial Group *	46,673	5,877
Synovus Financial	924,870	3,219
Taubman Centers ‡	15,700	1,106
TCF Financial (A)	193,395	3,117
Texas Capital Bancshares *	17,360	1,093
THL Credit	13,400	212
Tower Group International * (A)	51,438	142
Two Harbors Investment ‡	20,500	213
UDR ‡	41,950	1,083
Umpqua Holdings (A)	51,641	918
United Community Banks *	20,600	344
Unum Group	128,527	4,470
Validus Holdings	38,900	1,432
Ventas ‡	28,350	1,770
ViewPoint Financial Group	10,300	257
Virtus Investment Partners *	13,353	2,472
Vornado Realty Trust ‡	21,500	2,070
Waddell & Reed Financial, Cl A	41,989	2,927
Walter Investment Management * (A)	13,100	335
Washington Federal	35,700	800
Weingarten Realty Investors ‡ (A)	21,500	656
WesBanco	53,800	1,604
Western Alliance Bancorp *	208,382	4,826
Willis Group Holdings	34,575	1,423
Winthrop Realty Trust ‡	119,200	1,387
WisdomTree Investments *	84,793	1,321
WSFS Financial	21,365	1,523

Description	Shares	Market Value ($ Thousands)

Zions Bancorporation	225,615	$7,039

		380,573

Health Care — 11.7%
Acadia Healthcare * (A)	146,562	7,246
Accuray * (A)	92,500	868
Aegerion Pharmaceuticals *	11,660	639
Agios Pharmaceuticals *	1,000	31
Akorn * (A)	84,293	2,177
Alere *	11,100	408
Align Technology *	45,820	2,398
Alkermes *	42,329	2,060
Alnylam Pharmaceuticals * (A)	17,521	1,423
AmerisourceBergen	18,258	1,239
Amsurg, Cl A *	28,611	1,255
Aratana Therapeutics *	39,204	916
athenahealth * (A)	30,023	5,821
Cardiovascular Systems *	28,271	989
CareFusion *	41,203	1,670
Celldex Therapeutics *	81,526	2,382
Centene *	28,864	1,838
Charles River Laboratories International *	91,124	5,414
CONMED	23,675	1,104
Cooper	11,480	1,472
Covance *	36,004	3,729
Cross Country Healthcare *	13,900	145
Cubist Pharmaceuticals *	56,086	4,460
Dentsply International	33,060	1,500
DexCom *	131,281	5,921
Endo Health Solutions * (A)	46,713	3,729
Endologix *	144,931	1,956
Ensign Group	7,000	277
Envision Healthcare Holdings *	92,377	3,109
ExamWorks Group * (A)	135,363	4,924
Exelixis * (A)	162,217	1,145
Fluidigm * (A)	11,722	549
Furiex Pharmaceuticals *	13,911	1,287
Greatbatch *	27,310	1,183
GW Pharmaceuticals *	13,477	888
Haemonetics *	24,592	897
Health Net *	63,753	2,171
HealthSouth (A)	142,139	4,645
HeartWare International *	49,332	4,737
Hill-Rom Holdings	20,700	783
HMS Holdings * (A)	35,364	724
Humana	21,700	2,440
Hyperion Therapeutics * (A)	40,715	1,262
ICON *	49,787	2,332
Idexx Laboratories * (A)	18,212	2,293
ImmunoGen * (A)	68,539	1,124
Incyte *	34,458	2,214
Insulet * (A)	69,223	3,282
Insys Therapeutics *	609	41
Intercept Pharmaceuticals *	3,879	1,592
Ironwood Pharmaceuticals, Cl A * (A)	167,944	2,437
Isis Pharmaceuticals * (A)	74,886	3,819
Jazz Pharmaceuticals *	10,170	1,545
Karyopharm Therapeutics * (A)	21,399	859
Keryx Biopharmaceuticals * (A)	203,303	3,263
Kindred Healthcare	76,300	1,653
KYTHERA Biopharmaceuticals *	19,381	968
LDR Holding *	55,932	1,748

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Magellan Health Services *	34,480	$2,108
Mallinckrodt *	30,587	2,071
Masimo *	83,215	2,126
Medical Action Industries *	15,400	113
Medicines *	44,329	1,354
Medivation *	24,376	1,753
MEDNAX *	54,110	3,291
Mettler Toledo International * (A)	5,326	1,309
Momenta Pharmaceuticals *	46,860	694
Natus Medical *	9,700	243
NewLink Genetics * (A)	52,985	2,342
NPS Pharmaceuticals *	176,816	6,185
Oramed Pharmaceuticals * (A)	47,569	707
Orexigen Therapeutics * (A)	225,215	1,563
Pacira Pharmaceuticals * (A)	48,736	3,813
PAREXEL International *	47,240	2,531
Patterson	46,796	1,926
PDL BioPharma (A)	117,800	1,010
PerkinElmer	68,939	3,124
Pharmacyclics *	8,954	1,242
PharMerica *	51,500	1,241
Portola Pharmaceuticals *	73,880	1,802
Premier, Cl A *	63,049	2,109
Puma Biotechnology *	24,000	2,790
Quest Diagnostics (A)	24,618	1,305
Questcor Pharmaceuticals (A)	26,626	1,618
Quidel * (A)	50,092	1,404
Salix Pharmaceuticals *	24,788	2,675
Sciclone Pharmaceuticals *	183,521	853
Seattle Genetics * (A)	37,138	1,953
Select Medical Holdings	143,000	1,603
Sirona Dental Systems *	21,150	1,490
Skilled Healthcare Group, Cl A * (A)	98,400	473
Spectranetics *	67,812	2,032
Sunesis Pharmaceuticals * (A)	82,119	538
Surgical Care Affiliates *	35,368	1,076
Symmetry Medical *	32,900	348
Synageva BioPharma * (A)	31,195	3,577
Tandem Diabetes Care *	41,932	1,080
Team Health Holdings *	138,584	6,239
TearLab * (A)	56,876	458
Techne	25,713	2,284
Teleflex (A)	9,128	931
TESARO *	72,716	2,400
Ultragenyx Pharmaceutical *	7,922	442
Unilife * (A)	83,131	385
United Therapeutics *	36,600	3,712
Universal Health Services, Cl B	33,633	2,700
Varian Medical Systems * (A)	23,730	1,989
VCA Antech *	92,793	2,874
Volcano * (A)	45,066	967
WellCare Health Plans *	34,110	2,109

		219,943

Industrials — 17.4%
AAR	47,800	1,382
ACCO Brands * (A)	40,000	237
Actuant, Cl A (A)	175,594	6,156
Acuity Brands (A)	13,708	1,934
Aegean Marine Petroleum Network	22,700	230
Aegion, Cl A *	15,200	352
AGCO	53,500	2,808

Description	Shares	Market Value ($ Thousands)

Air Transport Services Group *	40,900	$262
Aircastle	67,002	1,320
Alliant Techsystems	24,400	3,289
Altra Holdings	100,917	3,572
AMERCO *	10,700	2,492
Applied Industrial Technologies	69,290	3,536
Armstrong World Industries *	59,392	3,260
Avis Budget Group * (A)	76,820	3,610
Barnes Group	34,295	1,319
BE Aerospace *	29,974	2,525
Beacon Roofing Supply * (A)	55,678	2,104
Brink’s	8,600	261
Carlisle	37,500	2,974
Chart Industries *	29,035	2,426
Cintas	27,975	1,697
CIRCOR International	18,350	1,313
Clean Harbors * (A)	148,666	7,026
Colfax *	31,681	2,253
Con-way	37,398	1,426
Corporate Executive Board	57,986	4,336
Curtiss-Wright	47,934	3,267
Deluxe	98,557	4,975
Diana Shipping *	100,021	1,302
DigitalGlobe *	129,342	4,020
Dover	18,159	1,712
Dycom Industries *	160,305	4,631
EMCOR Group	118,089	5,524
EnerSys (A)	38,719	2,751
Engility Holdings *	6,300	263
EnPro Industries * (A)	12,856	921
Esterline Technologies *	38,319	4,127
Expeditors International of Washington	39,491	1,560
Fluor	19,741	1,534
FreightCar America	5,600	143
FTI Consulting *	35,916	1,048
G&K Services, Cl A	40,881	2,560
Generac Holdings * (A)	50,506	2,877
General Cable (A)	22,748	700
Genesee & Wyoming, Cl A *	59,448	5,881
Global Power Equipment Group	17,700	324
GrafTech International * (A)	326,614	3,168
Great Lakes Dredge & Dock *	74,000	611
H&E Equipment Services *	34,518	1,129
HD Supply Holdings *	108,104	2,516
Heico, Cl A	114,304	5,251
Hertz Global Holdings *	85,455	2,394
Hexcel *	129,047	5,807
ICF International *	6,200	251
IDEX	39,530	2,968
Interface, Cl A	158,450	3,052
ITT	30,889	1,356
JetBlue Airways * (A)	65,200	576
Kadant	63,644	2,555
KAR Auction Services	57,689	1,798
Kennametal	137,975	6,035
KEYW Holding * (A)	70,997	1,299
Kirby *	32,855	3,437
Korn/Ferry International *	35,203	894
L-3 Communications Holdings, Cl 3	28,000	3,231
Landstar System	30,712	1,772
Lincoln Electric Holdings	35,580	2,667
Lindsay Manufacturing (A)	23,753	2,016

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Lydall *	49,700	$1,007
Middleby *	12,140	3,600
Mobile Mini	59,874	2,695
Moog, Cl A *	69,015	4,274
MRC Global *	13,500	347
MSC Industrial Direct, Cl A	29,525	2,549
MYR Group *	15,700	365
Navistar International * (A)	56,075	2,103
NN	85,100	1,642
Nordson	27,425	2,006
Northwest Pipe *	24,760	878
Old Dominion Freight Line *	148,332	7,897
Orion Marine Group *	78,071	881
Oshkosh Truck	88,884	5,140
Owens Corning	116,074	5,312
Parker Hannifin	13,826	1,667
Pitney Bowes (A)	103,400	2,631
Polypore International * (A)	59,072	2,044
Primoris Services	165,577	5,178
Rand Logistics *	28,900	196
RBC Bearings *	25,382	1,631
Regal-Beloit	82,637	6,090
Ritchie Bros Auctioneers (A)	88,489	2,058
Rollins	36,594	1,093
RR Donnelley & Sons	43,256	827
Ryder System	24,400	1,838
Scorpio Bulkers *	39,600	374
Sensata Technologies Holding *	118,804	4,828
Simpson Manufacturing	30,335	1,072
SkyWest	49,700	631
SP Plus *	44,635	1,172
Spirit Aerosystems Holdings, Cl A *	96,615	2,786
Spirit Airlines *	67,824	3,831
Stanley Black & Decker	22,123	1,837
Steelcase, Cl A	115,591	1,719
Swift Transporation, Cl A * (A)	278,609	6,787
TAL International Group (A)	20,400	904
Team *	19,447	841
Teledyne Technologies *	35,855	3,513
Tennant	33,702	2,065
Terex	75,873	3,379
Tetra Tech *	62,295	1,799
Textron	69,945	2,777
Timken	13,800	833
Titan Machinery * (A)	32,600	516
TransDigm Group *	16,326	2,908
TriMas *	30,533	1,026
Trinity Industries	79,920	5,739
Triumph Group (A)	23,590	1,538
TrueBlue *	270,000	7,690
Tutor Perini *	62,300	1,536
United Rentals * (A)	38,050	3,361
URS	42,400	1,972
US Ecology	46,776	1,681
USG * (A)	70,384	2,487
Valmont Industries (A)	15,410	2,244
Wabtec	54,706	4,342
WageWorks *	108,664	6,427
Watts Water Technologies, Cl A (A)	19,896	1,226
WESCO International * (A)	70,811	6,105
Xylem	37,791	1,487

		328,385

Description	Shares	Market Value ($ Thousands)

Information Technology — 20.0%
Acxiom *	97,234	$3,620
ADTRAN	39,033	1,023
Advent Software *	42,667	1,310
Amdocs	53,400	2,375
Angie’s List * (A)	133,318	1,855
ARRIS Group * (A)	167,344	4,803
Arrow Electronics *	61,684	3,493
Aspen Technology *	122,201	5,737
Atmel *	834,380	6,725
Avnet	34,300	1,493
Bankrate * (A)	185,851	3,741
Belden	47,590	3,433
Benchmark Electronics *	68,300	1,628
Black Box	42,000	1,117
Blackbaud	122,610	3,840
Broadridge Financial Solutions	98,273	3,711
BroadSoft *	23,597	708
Brocade Communications Systems *	228,700	2,189
CACI International, Cl A * (A)	19,083	1,504
Cadence Design Systems * (A)	622,399	9,541
Cavium * (A)	125,411	5,284
CDW	109,815	2,874
ChannelAdvisor *	13,076	593
ChipMOS TECHNOLOGIES (Bermuda)	5,900	134
CIBER *	105,300	503
Ciena * (A)	131,509	3,231
Citrix Systems *	31,718	1,905
Cognex *	61,400	2,312
Coherent *	12,317	840
CommVault Systems *	26,200	1,805
Computer Sciences	33,500	2,117
Computer Task Group	28,000	455
Comtech Telecommunications	10,478	335
Concur Technologies * (A)	30,634	3,782
Constant Contact *	114,313	3,152
Convergys	133,847	2,740
Cornerstone OnDemand *	90,481	5,282
CoStar Group *	58,946	11,851
Criteo ADR * (A)	9,141	489
Dealertrack Technologies *	186,209	10,068
Demandware *	57,983	4,355
Diebold	71,864	2,687
Digi International *	38,800	370
Diodes *	11,000	262
DTS * (A)	23,664	481
EarthLink Holdings	42,161	165
Emulex *	80,900	589
Envestnet *	118,521	4,959
Euronet Worldwide *	69,178	2,647
Exar *	35,100	402
ExlService Holdings *	30,716	860
Extreme Networks *	17,300	99
Fairchild Semiconductor International, Cl A *	233,858	3,293
Fidelity National Information Services	36,287	2,018
FireEye * (A)	10,809	926
First Solar * (A)	36,536	2,085
FleetMatics Group * (A)	116,554	4,307
Freescale Semiconductor *	90,801	2,066
Gartner *	38,590	2,684

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Global Payments	49,107	$3,454
Guidewire Software * (A)	124,979	6,700
Harris	44,500	3,285
Heartland Payment Systems (A)	66,816	2,702
Infoblox *	128,103	2,957
Informatica *	74,398	3,092
Inphi *	59,313	780
Insight Enterprises *	72,500	1,666
Integrated Device Technology *	234,883	2,769
Interactive Intelligence Group *	62,784	4,999
Intersil, Cl A	189,591	2,412
IntraLinks Holdings *	65,535	761
InvenSense, Cl A * (A)	88,632	1,786
Ixia *	69,985	865
Jack Henry & Associates	61,029	3,548
Juniper Networks *	56,989	1,524
Kulicke & Soffa Industries *	7,800	90
Lam Research *	34,379	1,778
Lattice Semiconductor *	335,828	2,542
Lexmark International, Cl A (A)	49,300	2,077
Littelfuse	26,036	2,457
LogMeIn *	13,350	559
Marvell Technology Group	114,600	1,752
MAXIMUS	96,629	4,618
Measurement Specialties *	39,830	2,430
Microchip Technology (A)	39,841	1,815
MKS Instruments (A)	35,160	1,057
National Instruments	36,282	1,051
ON Semiconductor *	260,592	2,434
OpenTable * (A)	8,781	700
OSI Systems *	40,314	2,478
Palo Alto Networks *	45,828	3,261
Pandora Media * (A)	89,050	3,332
Plantronics	8,300	368
Plexus *	53,277	2,192
Power Integrations	43,569	2,576
PRGX Global *	65,200	394
Progress Software *	68,092	1,698
PTC *	295,151	11,602
Qlik Technologies * (A)	75,958	2,317
RealPage * (A)	145,353	2,573
RF Micro Devices *	489,460	3,465
Ruckus Wireless *	160,903	2,253
Saba Software *	36,900	465
Seagate Technology	48,600	2,536
Semtech *	29,297	731
Shutterstock * (A)	56,937	5,658
Silicon Laboratories *	60,997	3,170
Solera Holdings	91,122	6,234
Sonus Networks *	425,987	1,589
Spansion, Cl A *	91,880	1,498
SPS Commerce *	37,191	2,522
SS&C Technologies Holdings *	181,312	7,013
Stratasys * (A)	17,302	2,200
SunEdison *	84,400	1,550
Sykes Enterprises * (A)	22,523	443
Symantec	65,955	1,417
Synaptics * (A)	30,680	1,995
Synopsys *	51,503	2,081
Tableau Software, Cl A *	54,074	5,101
Tech Data *	64,029	3,688
Teradata *	61,082	2,805
Teradyne (A)	121,010	2,454
Tremor Video *	104,891	455

Description	Shares	Market Value ($ Thousands)

Trimble Navigation *	69,929	$2,668
TriQuint Semiconductor *	179,910	2,202
Tyler Technologies *	20,939	1,964
Ultimate Software Group *	26,149	4,341
Ultra Clean Holdings *	4,126	54
Ultratech *	16,700	438
United Online *	13,300	149
Verint Systems *	81,194	3,801
Virtusa *	68,316	2,485
Vishay Intertechnology (A)	259,425	3,668
VistaPrint * (A)	50,458	2,484
Web.com Group *	159,569	5,816
Western Digital	32,300	2,810
WEX *	58,452	5,659
Wix.com * (A)	60,932	1,883
WNS Holdings ADR *	107,468	2,138
Yelp, Cl A *	55,398	5,231
Zebra Technologies, Cl A *	19,901	1,373
Zillow, Cl A * (A)	57,467	4,804

		375,595

Materials — 4.3%
Air Products & Chemicals	11,122	1,349
Albemarle	25,570	1,687
Allegheny Technologies (A)	79,913	2,540
Cabot	53,600	2,902
Chemtura *	106,477	2,635
Crown Holdings *	59,429	2,676
Cytec Industries	12,227	1,157
Domtar	18,100	2,005
Eastman Chemical	9,900	866
Glatfelter	39,200	1,190
Greif, Cl A	46,923	2,349
H.B. Fuller	93,060	4,512
Huntsman	111,600	2,719
Innophos Holdings	19,713	1,083
Kaiser Aluminum (A)	19,938	1,407
KapStone Paper and Packaging *	150,468	4,783
Landec *	12,800	130
Louisiana-Pacific *	86,295	1,621
LSB Industries *	11,100	363
Methanex	40,111	2,821
Minerals Technologies	21,390	1,144
Neenah Paper	35,800	1,798
Novagold Resources *	45,100	167
Nucor	22,115	1,111
Olin (A)	74,800	1,959
Owens-Illinois *	43,603	1,479
PolyOne	252,401	9,465
Reliance Steel & Aluminum	25,044	1,735
Rock Tenn, Cl A	34,762	3,880
Rockwood Holdings	13,465	1,062
RTI International Metals * (A)	81,850	2,224
Schweitzer-Mauduit International	9,300	448
Sensient Technologies	104,058	5,456
Silgan Holdings	61,464	2,963
Steel Dynamics	44,300	773
UFP Technologies *	47,600	1,218
US Silica Holdings (A)	78,186	2,564

		80,241

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.4%
Inteliquent	48,200	$673
Iridium Communications * (A)	139,300	908
RingCentral, Cl A * (A)	25,247	546
SBA Communications, Cl A *	15,875	1,511
USA Mobility	76,117	1,100
Vonage Holdings *	481,600	2,220

		6,958

Utilities — 2.5%
AGL Resources	33,312	1,567
ALLETE	23,509	1,188
Ameren	79,700	3,221
Avista	90,600	2,682
Cadiz * (A)	38,000	284
Cleco	43,795	2,165
Edison International	29,089	1,523
Empire District Electric	8,300	197
Great Plains Energy	170,773	4,486
IDACORP	16,538	929
NorthWestern	3,400	156
NRG Energy	94,728	2,754
Piedmont Natural Gas	10,300	348
Pinnacle West Capital	47,064	2,619
PNM Resources	125,679	3,287
Portland General Electric (A)	226,635	7,207
SCANA	53,807	2,663
Southwest Gas	21,555	1,165
UGI	51,737	2,312
UIL Holdings	38,720	1,499
Vectren	56,209	2,162
Xcel Energy	61,232	1,855

		46,269

Total Common Stock (Cost $1,278,360) ($ Thousands)		1,802,643

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 ETF(A)	24,791	2,913
iShares Russell 2000 Growth ETF (A)	19,956	2,788
iShares Russell 2000 Value ETF	13,400	1,340

Total Exchange Traded Funds (Cost $5,494) ($ Thousands)		7,041

	Number of Warrants
WARRANTS — 0.0%
Magnum Hunter Resource, Expires 08/29/14 *	18,718	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 17.5%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	329,496,051	329,496

Total Affiliated Partnership (Cost $329,496) ($ Thousands)		329,496

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	45,258,391	$45,258

Total Cash Equivalent (Cost $45,258) ($ Thousands)		45,258

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.043%, 07/24/2014	$1,363	1,363

Total U.S. Treasury Obligation (Cost $1,363) ($ Thousands)		1,363

Total Investments — 116.2% (Cost $1,659,971) ($ Thousands) ††		$2,185,801

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	153	Mar-2014	$135
S&P Mid 400 Index E-MINI	125	Mar-2014	119

			$254

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,881,209 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $318,420 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $329,496 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $1,659,971 ($ Thousands), and the unrealized appreciation and depreciation were $546,682 ($ Thousands) and $(20,852) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

S&P — Standard & Poor’s

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2014

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,802,643	$—	$—	$1,802,643
Exchange Traded Funds	7,041	—	—	7,041
Warrants	—	—	—	—
Affiliated Partnership	—	329,496	—	329,496
Cash Equivalent	45,258	—	—	45,258
U.S. Treasury Obligation	—	1,363	—	1,363

Total Investments in Securities	$1,854,942	$330,859	$—	$2,185,801

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$254	$—	$—	$254

Total Other Financial Instruments	$254	$—	$—	$254

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 7.8%
AutoZone *	1,900	$1,023
Big Lots *	4,816	142
Canadian Tire, Cl A	44,700	4,032
Carter’s	50,100	3,774
Cogeco Cable	13,400	655
Cracker Barrel Old Country Store	24,700	2,457
CST Brands	3,144	102
DIRECTV *	107,710	8,358
DSW, Cl A	144,195	5,549
Foot Locker	79,300	3,308
Gap	82,600	3,614
Gildan Activewear, Cl A	53,500	2,747
Hasbro	40,200	2,217
Kohl’s	202,720	11,391
Lear	46,885	3,807
McDonald’s	32,300	3,073
Morningstar	25,276	2,115
Murphy USA *	22,093	896
News *	191,927	3,518
Norwegian Cruise Line Holdings *	16,198	555
PetSmart	138,332	9,276
Target	230,604	14,422
TJX	52,500	3,227
Visteon *	10,280	858

		91,116

Consumer Staples — 17.8%
Altria Group	318,787	11,559
Archer-Daniels-Midland	47,000	1,908
Bunge	96,322	7,668
Cal-Maine Foods	69,900	3,675
Clorox	127,245	11,106
Coca-Cola Enterprises	28,500	1,342
ConAgra Foods	329,936	9,370
CVS Caremark	166,500	12,178
Dr. Pepper Snapple Group	255,950	13,338
Energizer Holdings	35,900	3,494
General Mills	72,303	3,617
Hershey	93,652	9,910
Hormel Foods	177,070	8,402
Ingredion	41,100	2,706
Kellogg	111,219	6,750
Kimberly-Clark	40,822	4,505
Kroger	287,441	12,055
Lorillard	125,874	6,175
McCormick	6,504	432
Mead Johnson Nutrition, Cl A	38,100	3,107
Metro, Cl A	79,900	4,467
Molson Coors Brewing, Cl B	92,000	5,228
PepsiCo	135,434	10,844
Philip Morris International	36,900	2,986
Reynolds American	39,747	2,020
Tyson Foods, Cl A	433,647	17,108
Universal	43,100	2,485
Walgreen	41,400	2,813
Wal-Mart Stores	279,465	20,876
Weis Markets	37,000	1,866

Description	Shares	Market Value ($ Thousands)

Whole Foods Market	80,859	$4,371

		208,361

Energy — 4.1%
Canadian Natural Resources	89,000	3,259
Chevron	125,983	14,530
ConocoPhillips	110,000	7,315
Core Laboratories	2,950	555
Diamond Offshore Drilling	11,700	553
Exxon Mobil	137,400	13,227
Halliburton	61,600	3,511
Marathon Oil	97,900	3,280
Suncor Energy	48,000	1,586
World Fuel Services	9,187	414

		48,230

Financials — 15.2%
Allied World Assurance Holdings	73,419	7,321
Allstate	66,200	3,592
American Capital Agency ‡	79,200	1,765
American Financial Group	139,400	7,968
Annaly Capital Management ‡	99,849	1,116
Arch Capital Group *	95,868	5,380
Assurant	53,100	3,485
Axis Capital Holdings	192,860	8,480
BOK Financial	32,266	2,089
Canadian Imperial Bank of Commerce	40,100	3,357
CBOE Holdings	59,000	3,188
Chubb	68,000	5,949
CIT Group	32,971	1,605
Comerica	48,900	2,356
Endurance Specialty Holdings	45,970	2,397
Everest Re Group	123,490	18,430
First Citizens BancShares, Cl A	3,741	839
Genworth MI Canada	22,800	742
Government Properties Income Trust ‡	56,000	1,395
Hanover Insurance Group	30,500	1,795
HCC Insurance Holdings	142,400	6,251
McGraw-Hill	42,500	3,385
MFA Mortgage Investments ‡	260,700	2,049
National Bank of Canada	74,000	2,971
PartnerRe	196,430	19,423
PennyMac Mortgage Investment Trust ‡	137,200	3,337
Platinum Underwriters Holdings	46,600	2,732
Popular *	133,962	3,830
Reinsurance Group of America, Cl A	45,210	3,481
RenaissanceRe Holdings	159,651	15,248
Silver Bay Realty Trust ‡	9,496	149
SVB Financial Group *	26,360	3,319
Tower Group International *	21,187	58
Travelers	89,000	7,462
Two Harbors Investment ‡	270,600	2,809
Unum Group	24,300	845
US Bancorp	204,351	8,407
Validus Holdings	252,705	9,302

		178,307

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Health Care — 19.7%
Abbott Laboratories	66,300	$2,637
AbbVie	80,000	4,073
Actavis *	25,677	5,670
Aetna	131,100	9,532
AmerisourceBergen	218,331	14,814
Amgen	90,500	11,224
AstraZeneca ADR	107,100	7,257
Baxter International	46,200	3,211
Becton Dickinson	93,888	10,818
Cardinal Health	224,521	16,060
Centene *	52,300	3,331
Cigna	43,100	3,430
Covance *	14,033	1,453
Eli Lilly	112,915	6,731
Express Scripts Holding *	45,617	3,435
Henry Schein *	10,109	1,203
Humana	77,240	8,686
Idexx Laboratories *	38,598	4,860
Johnson & Johnson	161,542	14,881
Laboratory Corp of America Holdings *	55,534	5,195
Magellan Health Services *	4,000	245
McKesson	93,651	16,581
Medtronic	47,400	2,809
Merck	314,297	17,912
Myriad Genetics *	2,963	107
Omnicare	52,700	3,104
Orthofix International *	20,000	444
PDL BioPharma	156,300	1,340
Pfizer	342,451	10,996
Quest Diagnostics	178,284	9,449
Sirona Dental Systems *	2,778	196
Taro Pharmaceuticals Industries *	12,750	1,424
Techne	9,285	825
United Therapeutics *	16,800	1,704
UnitedHealth Group	89,200	6,893
WellCare Health Plans *	42,500	2,627
WellPoint	100,000	9,059
Zimmer Holdings	71,200	6,681

		230,897

Industrials — 5.5%
Alliant Techsystems	57,800	7,791
Cintas	4,274	259
Dun & Bradstreet	27,400	2,719
General Dynamics	54,500	5,970
L-3 Communications Holdings, Cl 3	107,300	12,383
Landstar System	11,700	675
Lockheed Martin	69,681	11,309
Northrop Grumman	115,104	13,931
Raytheon	84,500	8,273
Rollins	24,550	733

		64,043

Information Technology — 11.3%
Amdocs	440,365	19,587
Apple	22,007	11,581
Aspen Technology *	56,900	2,672
Broadridge Financial Solutions	84,737	3,200

Description	Shares	Market Value ($ Thousands)

Brocade Communications Systems *	315,566	$3,020
CACI International, Cl A *	23,100	1,821
Cisco Systems	238,000	5,189
Citrix Systems *	9,416	565
CommScope Holding *	23,570	570
CSG Systems International	69,600	1,949
Dolby Laboratories, Cl A *	77,300	3,187
FactSet Research Systems	48,772	5,135
Flextronics International *	307,100	2,748
Harris	107,100	7,906
Hewlett-Packard	138,363	4,134
Ingram Micro, Cl A *	95,065	2,800
Intel	285,300	7,064
International Business Machines	64,978	12,032
Intuit	8,813	689
Jack Henry & Associates	27,200	1,581
Marvell Technology Group	124,500	1,904
Micros Systems *	65,826	3,654
Microsoft	168,000	6,436
Nvidia	237,721	4,369
Oracle	116,000	4,537
Paychex	46,919	1,959
Polycom *	77,110	1,030
Qualcomm	15,300	1,152
Science Applications International	60,772	2,267
Skyworks Solutions *	114,900	4,074
Synopsys *	22,510	909
Tech Data *	36,400	2,097
Western Union	35,137	588

		132,406

Materials — 1.4%
Ball	57,700	3,206
Bemis	72,000	2,828
CF Industries Holdings	13,600	3,412
Compass Minerals International	8,889	758
Domtar	30,400	3,368
Scotts Miracle-Gro, Cl A	38,854	2,219

		15,791

Telecommunication Services — 4.6%
AT&T	712,886	22,762
BCE	138,500	6,041
NTT DOCOMO ADR	91,700	1,530
Rogers Communications, Cl B	67,800	2,621
SK Telecom ADR	207,600	4,646
TELUS	158,300	5,602
tw telecom, Cl A *	99,200	3,037
Verizon Communications	166,276	7,911

		54,150

Utilities — 10.3%
Ameren	112,600	4,550
American Electric Power	131,200	6,586
American States Water	81,600	2,450
American Water Works	137,285	6,156
Atmos Energy	66,800	3,080
Consolidated Edison	101,559	5,692
DTE Energy	126,041	9,045

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

February 28, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Edison International	302,199	$15,826
Entergy	177,800	11,347
Exelon	352,800	10,728
FirstEnergy	83,100	2,558
PG&E	252,400	11,121
Pinnacle West Capital	48,800	2,716
Portland General Electric	145,500	4,627
PPL	144,900	4,679
Public Service Enterprise Group	281,200	10,309
SCANA	111,242	5,507
Southern	59,572	2,523
Vectren	12,665	487

		119,987

Total Common Stock (Cost $937,245) ($ Thousands)		1,143,288

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	28,299,542	28,300

Total Cash Equivalent (Cost $28,300) ($ Thousands)		28,300

U. S. TREASURY OBLIGATION (A) (B) — 0.1%
U.S. Treasury Bills 0.067%, 07/24/2014	$1,107	1,106

Total U.S. Treasury Obligation (Cost $1,106) ($ Thousands)		1,106

Total Investments — 100.2% (Cost $966,651) ($ Thousands) ††		$1,172,694

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	165	Mar-2014	$721

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,169,895 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $966,651 ($ Thousands), and the unrealized appreciation and depreciation were $216,140 ($ Thousands) and $(10,097) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,143,288	$—	$—	$1,143,288
Cash Equivalent	28,300	—	—	28,300
U.S. Treasury Obligation	—	1,106	—	1,106

Total Investments in Securities	$1,171,588	$1,106	$—	$1,172,694

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$721	$—	$—	$721

Total Other Financial Instruments	$721	$—	$—	$721

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Argentina — 0.1%
MercadoLibre (A)	66,689	$6,948

Australia — 1.1%
Australia & New Zealand Banking Group ADR	850,800	24,529
BGP Holdings	239,898	—
BHP Billiton ADR (A)	330,329	22,760
Boral	97,832	488
Caltex Australia	400,560	7,520
DuluxGroup	580,146	2,788
Insurance Australia Group	715,030	3,474
Resolute Mining *	1,184,013	641
Sigma Pharmaceuticals	489,088	278
Sims Group *	425,870	3,719
Telstra	819,020	3,701

		69,898

Austria — 1.1%
Conwert Immobilien Invest	936,500	12,792
Erste Group Bank	631,950	22,440
OMV	185,219	8,434
Schoeller-Bleckmann Oilfield Equipment	272,436	31,495

		75,161

Belgium — 0.7%
Ageas	141,401	6,493
Anheuser-Busch InBev	204,466	21,448
Delhaize Group	200,373	14,421
KBC Groep *	70,000	4,446

		46,808

Brazil — 2.3%
Banco Bradesco ADR (A)	2,769,222	32,538
Banco do Brasil	2,311,125	20,480
CETIP - Mercados Organizados	142,200	1,522
Cia de Saneamento Basico do Estado de Sao Paulo ADR * (A)	3,082,978	28,579
Cia Energetica de Minas Gerais ADR (A)	274,203	1,588
Cia Paranaense de Energia ADR (A)	1,412,400	15,211
Cia Vale do Rio Doce ADR, Cl B (A)	1,303,500	18,471
Cosan, Cl A	123,279	1,453
EDP - Energias do Brasil	109,300	418
Embraer ADR (A)	188,954	6,783
Kroton Educacional	447,400	8,370
Light	337,500	2,384
Natura Cosmeticos	306,900	4,534
Telefonica Brasil ADR (A)	215,505	4,019
Tim Participacoes	1,057,100	5,186
Tim Participacoes ADR	165,205	4,087

		155,623

Canada — 4.0%
Bank of Montreal (A)	285,200	18,793
Bankers Petroleum *	97,700	434

Description	Shares	Market Value ($ Thousands)

Canadian Imperial Bank of Commerce (A)	95,000	$7,954
Canadian National Railway	379,106	21,425
Canfor *	183,600	4,871
CCL Industries, Cl B	5,700	468
Celestica *	199,300	1,952
Empire, Cl A	25,000	1,599
Genworth MI Canada	127,200	4,137
Gibson Energy	44,300	1,080
Gran Tierra Energy *	70,617	501
Jean Coutu Group PJC, Cl A	51,800	980
Laurentian Bank of Canada (A)	11,200	469
Legacy Oil + Gas *	64,761	366
Linamar	6,500	282
Lululemon Athletica * (A)	257,834	12,972
Magna International, Cl A	503,000	44,805
Manulife Financial	1,571,000	29,818
Methanex	72,530	5,101
Mullen Group (A)	106,000	2,627
Norbord	50,192	1,397
Parkland Fuel	19,066	338
Potash Corp of Saskatchewan	19,178	638
Quebecor, Cl B	145,200	3,220
Rogers Communications, Cl B	292,869	11,325
Royal Bank of Canada	104,100	6,766
Suncor Energy	146,000	4,818
Superior Plus (A)	21,400	238
Toronto-Dominion Bank	543,200	24,623
Valeant Pharmaceuticals International *	203,385	29,041
West Fraser Timber	75,400	3,817
Yamana Gold	1,685,800	16,925

		263,780

Chile — 0.1%
Enersis ADR	230,029	3,273

China — 4.6%
Anhui Conch Cement (A)	5,108,000	18,626
ANTA Sports Products (A)	2,675,000	4,136
Baidu ADR *	288,095	49,244
Bank of China	12,998,000	5,459
China Construction Bank	33,287,800	22,861
China Oilfield Services	11,101,400	30,110
China Petroleum & Chemical	28,751,970	25,525
China Shipping Container Lines * (A)	42,091,900	10,413
Huaneng Power International	2,458,000	2,195
Industrial & Commercial Bank of China	49,223,402	29,492
Mindray Medical International ADR (A)	521,035	18,205
New Oriental Education & Technology Group ADR *	236,024	6,571
PICC Property & Casualty (A)	3,890,000	5,313
SINA *	128,500	8,780
Sinopharm Group	3,155,929	8,763
SouFun Holdings ADR	4,966	391
Tencent Holdings	499,498	40,064
Weichai Power	5,394,600	20,366
WuXi PharmaTech Cayman ADR *	8,703	335

		306,849

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Colombia — 0.2%
Bancolombia ADR, Cl R (A)	296,275	$14,962

Czech Republic — 0.2%
Komercni Banka	61,298	14,872

Denmark — 1.2%
Carlsberg, Cl B	255,900	27,020
GN Store Nord	94,240	2,332
Jyske Bank *	18,824	1,132
Novo Nordisk, Cl B	880,578	41,999
Pandora	142,500	9,663
Rockwool International, Cl B	2,009	411

		82,557

Finland — 0.8%
Huhtamaki	15,460	446
Kone, Cl B (A)	240,782	9,814
Neste Oil (A)	63,319	1,356
Nokia * (A)	3,592,121	27,709
Orion, Cl B	40,639	1,339
Stora Enso, Cl R	908,935	10,363
UPM-Kymmene	110,512	2,009

		53,036

France — 4.9%
Air France-KLM *	476,814	6,589
Air Liquide	107,714	14,841
AtoS	15,444	1,503
AXA	265,610	6,948
BNP Paribas	111,206	9,133
Capital Gemini	248,400	19,463
Compagnie Generale des Etablissements Michelin, Cl B	152,495	18,655
Credit Agricole	146,771	2,335
Etablissements Maurel et Prom	40,065	633
Iliad	20,880	5,096
Lagardere S.C.A.	25,906	1,041
LVMH Moet Hennessy Louis Vuitton	160,948	29,976
Metropole Television	11,444	266
Orange ADR (A)	1,182,400	14,697
Publicis Groupe	574,243	54,567
Safran	163,350	11,508
Sanofi-Aventis	240,800	25,054
Societe Generale	374,464	25,019
Sodexo	179,610	19,176
Technicolor *	55,226	372
Teleperformance	192,237	12,240
Thales	126,225	8,386
Total	309,240	20,087
Valeo	130,335	18,262

		325,847

Germany — 6.8%
Aareal Bank	37,925	1,671
Adidas	409,209	47,701
Allianz	45,379	8,129

Description	Shares	Market Value ($ Thousands)

BASF	219,645	$25,307
Continental	28,457	6,931
Deutsche Bank	456,858	22,236
Deutsche Boerse	173,200	14,219
Deutsche Lufthansa	931,050	24,163
Deutsche Post	239,270	8,992
Deutz *	84,126	918
DMG MORI SEIKI	46,137	1,510
Drillisch	66,070	2,310
Duerr	43,583	3,650
E.ON	175,684	3,353
Freenet	266,221	9,007
Fresenius Medical Care	303,436	21,001
GEA Group	597,223	28,986
Gerresheimer	56,214	3,837
Hannover Rueck	9,392	800
HeidelbergCement	8,219	678
Henkel	274,373	27,773
Hochtief	9,219	858
Hugo Boss	207,673	27,676
KUKA	28,658	1,431
Leoni	19,186	1,455
Merck KGaA	90,662	15,903
Metro *	55,743	2,313
Muenchener Rueckversicherungs	117,048	25,648
Norma Group	82,200	4,717
Rheinmetall	119,726	9,059
Rhoen Klinikum *	18,676	603
SAP	211,460	17,091
Siemens	215,700	28,826
Stada Arzneimittel	16,908	870
Suedzucker	328,652	9,146
Symrise	605,443	29,761
TUI	325,831	5,886
United Internet	159,984	7,450

		451,865

Hong Kong — 2.7%
AIA Group	6,735,540	32,936
BOC Hong Kong Holdings	7,945,000	24,108
Chaoda Modern Agriculture *	52,790	—
China Mobile	4,495,922	42,723
China Unicom	920,000	1,226
Daphne International Holdings (A)	14,750,000	7,488
First Pacific	823,589	816
Hong Kong Exchanges and Clearing	1,278,170	19,829
Melco Crown Entertainment ADR * (A)	215,630	9,255
Orient Overseas International	4,260,000	20,940
Power Assets Holdings	574,000	4,796
Sands China	1,565,240	13,089
SJM Holdings	1,419,000	4,552

		181,758

India — 1.5%
Apollo Tyres	467,910	994
Britannia Industries	218,750	3,136
Cairn India	249,461	1,305
HCL Technologies	326,913	8,310
ICICI Bank ADR	1,130,476	40,335

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Infosys ADR	81,391	$5,020
Infosys Technologies	264,263	16,308
Tata Communications	108,346	484
Tata Motors	472,802	3,181
Tata Motors ADR (A)	451,700	15,755
Wipro	464,010	4,471

		99,299

Indonesia — 0.4%
Bank Rakyat Indonesia Persero	7,587,500	6,062
Indofood Sukses Makmur	20,109,000	12,429
Telekomunikasi Indonesia Persero	16,080,000	3,220
Telekomunikasi Indonesia Persero ADR	122,352	4,800

		26,511

Ireland — 1.7%
Accenture, Cl A	167,033	13,922
Actavis *	180,005	39,749
ICON *	783,255	36,688
Jazz Pharmaceuticals *	167,660	25,475

		115,834

Israel — 1.0%
Bank Hapoalim	711,023	3,887
Check Point Software Technologies * (A)	404,323	27,260
Israel Chemicals	1,154,480	9,802
Teva Pharmaceutical Industries ADR	569,900	28,432

		69,381

Italy — 0.9%
Azimut Holding	291,460	9,738
Banca Intesa	5,638,324	17,491
Brembo	17,559	530
Exor	319,893	13,021
Fiat * (A)	502,522	5,264
Gtech Spa	161,169	5,333
Mediaset *	171,175	983
Safilo Group *	20,195	448
Saipem *	63,067	1,484
UnipolSai *	1,491,780	5,106

		59,398

Japan — 12.7%
Alfresa Holdings	106,500	6,229
Alpen	13,300	225
Alpine Electronics	80,100	1,151
Aoyama Trading	29,400	721
Asahi Kasei	726,000	5,143
Bridgestone	544,060	19,547
Calsonic Kansei	850,000	4,247
Coca-Cola West	85,700	1,583
Daiichikosho	15,600	468
Daikyo (A)	1,523,000	3,342
Daito Trust Construction	179,400	16,637
Daiwa House Industry	792,000	14,325
Daiwa Securities Group	919,000	8,248
DCM Holdings	43,800	277
Denso	837,700	44,649
Dowa Holdings	384,000	3,172
FANUC	105,440	18,239

Description	Shares	Market Value ($ Thousands)

Fuji Electric	324,000	$1,479
Hino Motors	286,500	4,213
HIS	71,900	4,107
Hitachi	6,841,300	53,824
Idemitsu Kosan	14,000	285
Isuzu Motors	4,042,600	24,517
IT Holdings	195,100	3,347
Itochu	314,700	3,897
Iwatani	51,000	324
Japan Airlines	319,000	15,815
Japan Exchange Group	1,283,737	30,362
Japan Tobacco	446,462	14,138
KDDI	108,400	6,586
Komatsu	507,800	10,602
Kubota	933,060	13,009
Maeda Road Construction	87,000	1,354
Mazda Motor	930,000	4,456
Medipal Holdings	541,900	8,336
Misawa Homes	98,000	1,226
Mitsubishi Estate	543,113	12,787
Mitsubishi UFJ Financial Group	6,201,956	35,669
Mitsui ADR	82,300	25,446
Mitsui Engineering & Shipbuilding	225,000	463
Mitsui Matsushima	258,000	402
Mitsui Trust Holdings	10,344,832	48,347
Mizuho Financial Group	12,193,700	24,969
Namco Bandai Holdings	504,100	11,246
NEC Networks & System Integration	32,000	695
Nichii Gakkan	210,000	1,895
Nippo	126,000	1,851
Nippon Flour Mills	78,000	394
Nippon Steel & Sumitomo Metal	6,709,000	19,522
Nippon Telegraph & Telephone	386,300	21,577
Nissan Tokyo Sales Holdings	226,000	835
Nitto Denko ADR	834,060	19,550
NOF	45,000	306
Nomura Real Estate Holdings	220,500	4,502
North Pacific Bank	190,300	714
Omron	667,755	27,969
Pigeon	44,800	2,010
Round One	72,600	551
Secom	466,500	26,222
Sega Sammy Holdings	537,300	12,519
Seino Holdings	201,000	2,078
SKY Perfect JSAT Holdings	425,600	2,168
SoftBank	591,465	44,436
Sojitz	1,858,000	3,277
Sumitomo Forestry	25,500	260
Sumitomo Mitsui Financial Group	190,000	8,451
Sumitomo Osaka Cement	130,000	499
Suzuken	140,900	5,329
Sysmex	470,204	27,964
Toagosei	341,000	1,417
Toho Holdings	193,600	3,972
Tokai Tokyo Securities	3,010,185	25,511
Tokyo Seimitsu	34,700	711
Toyota Motor	706,891	40,440
Watabe Wedding	7,955	51
Yaskawa Electric	1,802,505	26,703
Zenkoku Hosho	115,600	2,612

		846,400

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Malaysia — 0.0%
Tenaga Nasional	613,300	$2,246

Mexico — 0.7%
America Movil, Ser L	5,668,581	5,487
America Movil ADR, Ser L	667,715	12,934
Grupo Aeroportuario del Pacifico ADR	4,551	244
Grupo Lala, Cl B	11,870,374	24,755
Wal-Mart de Mexico	384,705	813

		44,233

Netherlands — 3.6%
AerCap Holdings *	171,080	7,356
Airbus Group	260,411	19,203
ASML Holding	186,195	16,214
Chicago Bridge & Iron	329,814	27,767
Core Laboratories (A)	314,068	59,060
Heineken Holding	56,426	3,652
ING Groep *	1,527,844	22,305
Koninklijke Ahold	27,543	514
LyondellBasell Industries, Cl A	341,957	30,120
NXP Semiconductor *	484,383	27,237
Randstad Holding	44,001	2,774
Ternium ADR	42,272	1,252
TomTom *	293,007	1,892
USG People	106,027	2,019
Yandex, Cl A *	429,144	16,093

		237,458

Norway — 2.2%
DnB	2,152,719	39,131
DNO International *	1,424,837	5,848
Norsk Hydro	2,979,774	14,772
SpareBank 1 SMN	33,373	320
Statoil	870,230	23,008
Statoil ADR	1,855,043	48,862
Telenor	563,800	12,479

		144,420

Panama — 0.0%
Avianca Holdings ADR *	64,397	1,057

Poland — 0.0%
Orange Polska	145,649	488
Tauron Polska Energia	321,681	513

		1,001

Qatar — 0.5%
Industries Qatar QSC	554,744	29,968

Russia — 1.2%
Gazprom OAO ADR	222,736	1,705
Lukoil ADR	503,980	27,417
Mail.ru Group GDR *	643,817	27,298
Mobile Telesystems ADR	621,000	10,694
Sberbank of Russia ADR	1,002,000	10,190

Description	Shares	Market Value ($ Thousands)

Sistema GDR	164,041	$4,060

		81,364

Singapore — 1.6%
Avago Technologies, Cl A	448,469	27,671
DBS Group Holdings	1,752,000	22,849
Ezion Holdings	3,645,400	6,475
Golden Agri-Resources	54,399,700	23,835
United Overseas Bank ADR	719,200	23,338
Yangzijiang Shipbuilding Holdings	414,000	371

		104,539

South Africa — 0.7%
MTN Group	22,095	405
Sasol	171,017	8,694
Sasol ADR	775,100	39,569
Telkom	253,773	736

		49,404

South Korea — 2.7%
Hana Financial Group	104,830	4,095
Hyundai Mobis	85,886	25,223
Hyundai Motor	56,417	12,948
Kia Motors	258,494	13,415
Kolao Holdings	2,818	67
LG Hausys	28,120	4,518
LG.Philips LCD *	502,340	11,458
POSCO	62,763	16,698
Samsung Electronics	41,765	52,778
SK Holdings	60,747	10,954
SK Hynix *	737,925	26,787
SK Telecom	12,982	2,633
Woori Finance Holdings	46,570	526

		182,100

Spain — 1.1%
ACS Actividades Construcciones y Servicios	42,974	1,546
Amadeus IT Holding, Cl A	1,200,437	52,832
Banco Bilbao Vizcaya Argentaria	1,448,277	17,993
Banco Popular Espanol	36	—

		72,371

Sweden — 2.3%
Getinge, Cl B	1,059,097	38,160
Hennes & Mauritz, Cl B	420,376	18,979
Hexagon, Cl B	786,167	27,921
Holmen, Cl B	30,032	1,126
JM	9,856	325
NCC, Cl B	54,077	1,885
Nordea Bank	1,041,952	14,941
Securitas, Cl B	76,097	839
Skandinaviska Enskilda Banken, Cl A	445,291	6,267
Skanska, Cl B	292,450	6,355
Svenska Cellulosa ADR	548,000	16,637
Swedbank, Cl A	754,531	21,320

		154,755

Switzerland — 6.8%
Actelion	315,814	33,435
Credit Suisse Group	904,986	28,461
Credit Suisse Group ADR (A)	611,211	19,174

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

EMS-Chemie Holding	11,280	$4,341
Forbo Holding	3,228	2,895
Galenica	1,061	1,126
Georg Fischer	6,658	5,329
Givaudan	19,113	29,946
Helvetia Holding	2,111	1,094
Julius Baer Group *	269,272	12,601
Lonza Group	9,930	1,048
Nestle	239,701	18,125
Novartis	342,812	28,587
Novartis ADR	355,666	29,584
OC Oerlikon	604,741	10,333
Roche Holding	283,177	87,255
Swiss Life Holding	45,949	11,419
Swiss Re	158,026	14,748
Syngenta	17,629	6,405
Transocean (A)	442,709	18,771
UBS	2,058,458	44,100
Zurich Insurance Group ADR (A)	1,348,600	41,213

		449,990

Taiwan — 2.4%
Advanced Semiconductor Engineering ADR (A)	5,156,485	25,628
Fubon Financial Holding	11,754,949	16,511
Grape King Bio	363,000	1,607
Hermes Microvision	88,000	3,290
Hon Hai Precision Industry	7,118,800	19,825
Innolux *	11,210,000	4,017
Inotera Memories *	31,720,659	26,991
MediaTek	1,860,743	27,431
Pegatron	1,212,000	1,636
Taishin Financial Holding	8,973,501	4,236
Taiwan Semiconductor Manufacturing ADR (A)	1,398,100	25,264
United Microelectronics	3,643,000	1,483
United Microelectronics ADR (A)	1,211,600	2,435

		160,354

Thailand — 0.3%
Advanced Info Service	487,600	3,154
Krung Thai Bank	4,426,550	2,429
PTT (Foreign)	73,300	658
PTT Exploration & Production	131,700	622
PTT Global Chemical	2,077,300	4,775
Thanachart Capital	1,205,600	1,182
Total Access Communication	1,084,700	3,358

		16,178

Turkey — 0.8%
Akbank	5,389,973	13,980
Eregli Demir ve Celik Fabrikalari	2,239,267	2,457
KOC Holding ADR	532,350	9,731
Turk Hava Yollari	2,295,487	6,849
Turkiye Garanti Bankasi	4,532,798	12,455
Turkiye Is Bankasi, Cl C	4,501,145	8,348

		53,820

United Kingdom — 15.3%
3i Group	4,817,301	33,988
ARM Holdings	337,311	5,709
ARM Holdings ADR (A)	1,119,986	56,223

Description	Shares	Market Value ($ Thousands)

Ashtead Group	427,250	$6,272
Associated British Foods	555,797	27,925
AstraZeneca	245,747	16,819
AstraZeneca ADR	676,000	45,806
BAE Systems ADR (A)	1,005,000	27,788
Barclays	3,642,875	15,391
Berkeley Group Holdings	204,810	9,408
BP	313,767	2,652
BP PLC ADR	523,330	26,486
Britvic	326,710	4,257
Burberry Group	575,868	14,872
Carnival	361,425	14,918
Centrica	4,652,600	24,873
CSR	64,970	825
Diageo	1,008,631	31,753
Diageo ADR (A)	105,800	13,300
EnQuest *	459,062	1,124
Ensco, Cl A	215,000	11,322
Experian	775,556	14,050
Halma	332,440	3,398
Home Retail Group	1,009,815	3,320
HSBC Holdings	4,918,177	51,949
Imperial Tobacco Group	623,500	25,464
Interserve	32,790	334
ITV	8,455,420	28,609
J Sainsbury	55,384	318
Kingfisher	3,962,726	26,165
Marks & Spencer Group ADR	990,400	16,579
Micro Focus International	17,905	235
Mondi	476,401	8,750
Pace	116,725	813
Pearson	526,621	8,940
Persimmon *	294,220	7,130
QinetiQ	404,401	1,554
Reckitt Benckiser Group	293,955	24,208
Rio Tinto	85,551	4,921
Rio Tinto ADR (A)	900,064	51,574
Rolls-Royce Holdings	938,728	15,716
Royal Dutch Shell, Cl A	1,352,759	49,428
Royal Dutch Shell, Cl A (GBP)	120,089	4,383
Royal Dutch Shell ADR, Cl A	493,300	35,947
RPC Group	75,736	786
SABMiller	318,385	15,617
Sage Group ADR	549,076	15,775
Serco Group	1,181,312	9,117
Shire	1,545,130	85,969
Standard Chartered	987,164	20,927
Subsea 7	1,135,413	21,700
Tesco	4,332,700	23,903
TUI Travel	175,392	1,315
WH Smith	20,284	398
WPP	2,291,833	50,238

		1,021,241

United States — 3.2%
AAR	22,625	654
Albany Molecular Research *	32,343	504
Alon USA Energy	89,570	1,199
American Equity Investment Life Holding (A)	56,290	1,230
Andersons	17,333	950
Argan *	19,369	554
Axis Capital Holdings	589,600	25,925

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Cambrex *	91,410	$1,835
Carnival, Cl A (A)	582,299	23,094
CBIZ *	90,633	827
Comfort Systems USA	27,623	454
Computer Sciences	210,353	13,295
Comstock Resources	86,197	1,703
Constellium, Cl A *	11,085	308
Cross Country Healthcare *	34,717	361
Delek US Holdings	16,774	466
Engility Holdings *	22,303	931
Everest Re Group	211,138	31,510
Exelis	38,344	783
Exterran Holdings	58,803	2,409
FBR *	28,306	736
Green Plains Renewable Energy (A)	22,786	602
Hawaiian Holdings *	43,174	520
Kindred Healthcare	48,882	1,059
La-Z-Boy, Cl Z	21,000	536
Liberty Global, Cl A *	170,500	14,757
Mastercard, Cl A	158,250	12,299
Matrix Service *	9,413	305
Medifast * (A)	10,811	285
Midcoast Energy Partners	15,669	321
Myers Industries	20,514	441
MYR Group *	9,391	218
Neenah Paper	5,544	278
Omega Protein *	28,928	315
Overstock.com * (A)	41,702	820
Pantry *	43,638	658
PBF Energy, Cl A (A)	157,339	3,965
PharMerica *	16,607	400
PHH *	58,445	1,521
RenaissanceRe Holdings (A)	145,700	13,916
Renewable Energy Group *	52,732	615
Repligen *	99,680	1,492
REX American Resources *	5,634	269
Roundy’s *	33,828	208
RPX *	60,084	963
Schlumberger	210,685	19,594
SkyWest	19,371	246
Smith & Wesson Holding * (A)	242,298	2,787
United Community Banks *	71,310	1,190
World Fuel Services	22,854	1,029
Yum! Brands	298,445	22,109

		213,446

Total Common Stock (Cost $5,187,575) ($ Thousands)		6,290,005

PREFERRED STOCK — 1.3%

Brazil — 0.8%
Bradespar, Cl Preference	48,300	441
Braskem	106,800	738
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	100,100	4,237
Cia Energetica de Minas Gerais	820,554	4,718
Cia Paranaense de Energia	98,000	1,059
Gerdau	1,203,100	7,437
Itau Unibanco Holding ADR	774,028	10,310
Oi	357,200	549

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Petroleo Brasileiro, Cl Preference *	550,500	$3,203
Telefonica Brasil	568,400	10,458
Usinas Siderurgicas de Minas Gerais, Cl A *	307,700	1,287
Vale, Cl A	535,900	6,673

		51,110

Germany — 0.5%
Henkel	27,272	3,046
Volkswagen	112,700	29,419

		32,465

Total Preferred Stock (Cost $86,878) ($ Thousands)		83,575

	Number of Rights

RIGHTS — 0.0%

Hong Kong — 0.0%
Power Assets Holdings *	143,500	—

Taiwan — 0.0%
Taishin Financial Holding, Expires 04/05/14 *	434,835	32

Total Rights (Cost $—) ($ Thousands)		32

AFFILIATED PARTNERSHIP — 5.3%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	354,527,489	354,527

Total Affiliated Partnership (Cost $354,527) ($ Thousands)		354,527

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	51,186,154	51,186

Total Cash Equivalent (Cost $51,186) ($ Thousands)		51,186

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills 0.049%, 07/24/2014	$4,072	4,071

Total U.S. Treasury Obligation (Cost $4,071) ($ Thousands)		4,071

Total Investments — 101.9% (Cost $5,684,237) ($ Thousands) ††		$6,783,396

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

February 28, 2014

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,073	Mar-2014	$241
FTSE 100 Index	327	Mar-2014	99
Hang Seng Index	15	Mar-2014	55
S&P TSX 60 Index	109	Mar-2014	145
SPI 200 Index	34	Mar-2014	58
Topix Index	85	Mar-2014	(594)

			$4

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
7/7/14	JPY	2,266,622	USD	21,655	$(572)
7/7/14	USD	7,696	JPY	782,295	(25)

					$(597)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
State Street	(29,923)	29,326	$(597)

For the period ended February 28, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,660,118 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $342,229 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $354,527 ($ Thousands).

(C)	Security, or portion thereof, has been pledged with collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $5,684,237 ($ Thousands), and the unrealized appreciation and depreciation were $1,326,570 ($ Thousands) and $(227,411) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

JPY — Japanese Yen

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

USD — U.S. Dollar

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,262,577	$27,428	$—	$6,290,005
Preferred Stock	83,575	—	—	83,575
Rights	32	—	—	32
Affiliated Partnership	—	354,527	—	354,527
Cash Equivalent	51,186	—	—	51,186
U.S. Treasury Obligation	—	4,071	—	4,071

Total Investments in Securities	$6,397,370	$386,026	$—	$6,783,396

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$598	$—	$—	$598
Unrealized Depreciation	(594)	—	—	(594)
Forwards Contracts *
Unrealized Depreciation	—	(597)	—	(597)

Total Other Financial Instruments	$4	$(597)	$—	$(593)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Argentina — 0.2%
MercadoLibre	1,071	$112
Ternium ADR	1,669	49

		161

Australia — 1.0%
BGP Holdings *	4,500	—
BHP Billiton ADR	5,192	358
Collins Foods	16,130	27
Commonwealth Bank of Australia	2,407	161
Insurance Australia Group	15,110	73
Telstra	17,330	78
Watpac	21,979	19

		716

Austria — 2.3%
Conwert Immobilien Invest	14,719	201
Erste Group Bank	9,933	353
OMV	10,198	464
Schoeller-Bleckmann Oilfield Equipment	4,282	495
Strabag	1,589	43
Voestalpine	4,115	186

		1,742

Belgium — 0.8%
Ageas	2,260	104
Anheuser-Busch InBev	3,447	362
KBC Groep *	1,480	94
Recticel	589	5
Sioen Industries	1,719	22

		587

Brazil — 1.6%
Banco Bradesco ADR	16,029	188
Banco do Brasil	23,000	204
Braskem ADR *	14,529	202
Cia Energetica de Minas Gerais ADR	29,583	171
Embraer ADR	2,987	107
Kroton Educacional	6,400	120
Natura Cosmeticos	4,965	74
Telefonica Brasil ADR	5,046	94

		1,160

Canada — 5.9%
Akita Drilling, Cl A	300	4
Bank of Nova Scotia	100	6
Calian Technologies	2,366	42
Canadian National Railway	7,416	419
Canadian Natural Resources	10,800	395
Canam Group	7,700	102
Canfor *	3,500	93
Canfor Pulp Products	2,300	27
Chorus Aviation, Cl A	840	3
Equal Energy *	35,792	191
Exco Technologies	600	5
Genworth MI Canada	2,000	65
Great Canadian Gaming *	3,600	45
High Arctic Energy Services	13,629	46
KP Tissue	828	12

Description	Shares	Market Value ($ Thousands)

Lululemon Athletica *	4,477	$225
Magellan Aerospace	1,300	10
Magna International, Cl A	4,000	356
Methanex	1,540	108
North American Energy Partners *	3,501	23
Parex Resources *	28,324	223
Potash Corp of Saskatchewan	331	11
Ridley *	300	6
Rogers Communications, Cl B	4,603	178
Royal Bank of Canada	9,200	598
Strad Energy Services	1,458	5
Suncor Energy	3,100	102
Talisman Energy	22,800	235
Toronto-Dominion Bank	9,800	444
Transat AT, Cl A *	700	6
Transcontinental, Cl A	8,100	109
WestJet Airlines, Cl A	1,600	37
Yellow Media *	11,633	257

		4,388

Chile — 0.1%
Enersis ADR	2,614	37

China — 4.8%
Anhui Conch Cement	80,500	293
ANTA Sports Products	56,000	87
Baidu ADR *	2,265	387
Bank of China	275,000	115
China Construction Bank	402,000	276
China Oilfield Services	173,800	471
China Shipping Container Lines *	662,000	164
Huaneng Power International	50,000	45
Industrial & Commercial Bank of China	833,036	499
Lihua International *	7,027	36
Mindray Medical International ADR	8,189	286
PICC Property & Casualty	82,000	112
SINA *	2,150	147
Sinopharm Group	51,102	142
Tencent Holdings	2,504	201
Weichai Power	85,200	322

		3,583

Colombia — 0.3%
Bancolombia ADR, Cl R	4,657	235

Czech Republic — 0.3%
Komercni Banka	963	234

Denmark — 1.2%
Novo Nordisk, Cl B	15,111	721
Pandora	3,010	204

		925

Finland — 1.2%
Atria, Cl A	4,944	60
Cramo	2,440	52

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

HKScan, Cl A	2,192	$12
Kone, Cl B	4,462	182
Neste Oil	13,023	279
Norvestia, Cl B	38	—
Orion, Cl B	138	5
Stora Enso, Cl R	518	6
Tieto	674	17
UPM-Kymmene	16,148	294

		907

France — 7.1%
Air Liquide	1,823	251
BNP Paribas	7,204	592
Bongrain	344	30
Burelle	141	121
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	652	23
Cegid Group	2,408	108
Compagnie Generale des Etablissements Michelin, Cl B	2,896	354
Constructions Industrielles de la Mediterranee	173	22
Credit Agricole	16,374	260
Credit Agricole Atlantique Vendee	93	12
Credit Agricole Toulouse	214	23
Credit Industriel et Commercial	40	9
Fleury Michon	114	9
Groupe Guillin	76	12
Iliad	440	107
Interparfums	4,207	189
LDLC.com	1,105	38
Le Belier	2,766	77
LVMH Moet Hennessy Louis Vuitton	2,904	541
Publicis Groupe	4,836	459
Safran	2,740	193
Societe Generale	9,141	611
Sodexo	2,816	301
Teleperformance	1,250	80
Tessi	555	73
Thales	6,411	426
UBISOFT Entertainment *	9,335	153
Valeo	1,430	200

		5,274

Germany — 3.8%
Adidas	3,518	410
ADVA Optical Networking *	249	1
BASF	4,006	462
BAVARIA Industries Group *	302	15
Borussia Dortmund GmbH & KGaA	3,994	22
Constantin Medien *	19,238	46
Continental	204	50
CropEnergies	2,366	17
Deutsche Bank	7,065	344
Deutsche Lufthansa *	10,310	268
Deutsche Post	5,060	190
Drillisch	1,380	48
Freenet	1,400	47
Fresenius Medical Care	5,091	352
Frosta	282	7
Hannover Rueck	50	4

Description	Shares	Market Value ($ Thousands)

Norma Group	1,725	$99
Patrizia Immobilien *	4,367	49
SAP	3,227	261
Sixt	1,409	52
Steico	654	7
Ultrasonic *	1,032	12
United Internet	1,680	78

		2,841

Hong Kong — 3.5%
AIA Group	122,382	598
Champion Technology Holdings	98,000	3
China Mobile	39,794	378
Chuang’s Consortium International	132,000	17
CSI Properties	810,000	31
Daphne International Holdings	232,000	118
EcoGreen Fine Chemicals Group	564,000	120
Hong Kong Exchanges and Clearing	20,821	323
Keck Seng Investments	8,000	6
Luen Thai Holdings	66,000	23
Melco Crown Entertainment ADR *	4,610	198
Orient Overseas International	67,000	329
Pacific Century Premium Developments *	8,000	6
Power Assets Holdings	12,000	100
Sands China	26,597	222
SJM Holdings	30,000	96
Wing On International	12,111	32

		2,600

India — 1.9%
ICICI Bank ADR	18,675	666
Infosys ADR	6,170	381
Tata Motors ADR	6,193	216
Wipro ADR	10,007	138

		1,401

Indonesia — 0.6%
Asahimas Flat Glass	2,500	2
Bank Rakyat Indonesia Persero	182,900	146
Indofood Sukses Makmur	316,000	195
Telekomunikasi Indonesia Persero ADR	3,626	142

		485

Ireland — 1.5%
Accenture, Cl A	3,832	319
Actavis *	908	201
ICON *	12,311	577

		1,097

Italy — 1.6%
Azimut Holding	6,170	206
Banca Intesa	121,968	378
Danieli & C Officine Meccaniche	145	5
Exor	5,816	237
Gtech Spa	5,360	178
La Doria *	7,970	56
Servizi Italia	2,213	15
UnipolSai *	31,660	108

		1,183

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Japan — 10.7%
Alps Logistics	600	$7
AOI Electronics	200	4
Asahi Broadcasting	8,800	54
Asahi Kasei	15,000	106
AT-Group	4,000	72
Bridgestone	9,266	333
Cleanup	500	4
Computer Engineering & Consulting	7,100	45
Daito Trust Construction	700	65
Daiwa House Industry	14,000	253
Daiwa Securities Group	31,000	278
Denso	13,200	704
Dowa Holdings	8,000	66
FANUC	1,891	327
Fuji Kiko	2,000	6
Fukuda Denshi	100	4
Gamecard-Joyco Holdings	500	8
Hiroshima Gas	3,200	9
Hitachi	47,000	370
Hokkan Holdings	14,000	39
Hokuetsu Industries	3,000	16
Hokuriku Gas	17,000	47
IT Holdings	200	3
Itochu	6,700	83
Japan Airlines	2,300	114
Japan Exchange Group	1,780	42
Japan Tobacco	7,363	233
KDDI	2,300	140
Keiyo Gas	1,000	5
Kubota	16,181	226
Marubun	2,400	13
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	37
Mazda Motor	20,000	96
Medipal Holdings	1,200	18
Mitani	4,800	95
Mitsubishi Estate	8,550	201
Mitsui Trust Holdings	83,827	392
Mizuho Financial Group	26,400	54
Murakami	1,000	14
NIFTY	2,000	26
Nippon Steel & Sumitomo Metal	105,000	306
Nippon Telegraph & Telephone	6,700	374
Nishikawa Rubber	400	8
Nisshin Fudosan	10,400	40
Nissin Sugar	2,200	47
Panasonic	6,000	75
Pigeon	900	40
San-Ai Oil	2,691	14
Secom	7,300	410
Seibu Electric Industry	6,000	27
Shidax	2,600	14
SoftBank	4,199	316
Sumitomo Densetsu	300	4
Sumitomo Mitsui Financial Group	4,100	182
Tachikawa	3,800	19

Description	Shares	Market Value ($ Thousands)

Tokai Tokyo Securities	14,400	$122
Toyota Motor	22,832	1,306
Vital KSK Holdings	400	3
Warabeya Nichiyo	2,900	55
Zenkoku Hosho	1,800	41

		8,012

Malaysia — 0.1%
Faber Group	17,200	14
Tenaga Nasional	16,700	61

		75

Mexico — 0.8%
America Movil, Ser L	240,285	232
America Movil ADR, Ser L	1,967	38
Grupo Aeromexico *	8,198	12
Grupo KUO De *	900	2
Industrias Bachoco	53,147	186
Industrias Bachoco ADR	2,630	110
Wal-Mart de Mexico	5,506	12

		592

Netherlands — 4.0%
AerCap Holdings *	3,620	156
Airbus Group	6,115	451
ASML Holding	2,838	247
Core Laboratories	4,936	928
DOCdata	492	11
ING Groep *	29,509	431
SNS Reaal *	1,762	1
Unilever	12,244	486
Yandex, Cl A *	7,603	285

		2,996

New Zealand — 0.4%
Air New Zealand	8,185	12
Fletcher Building	34,093	270

		282

Norway — 1.6%
DnB	50,844	925
DNO International *	11,000	45
Norsk Hydro	46,834	232

		1,202

Poland — 0.4%
Getin Holding	3,605	5
Pelion	1,235	39
PGE	36,075	220
Tauron Polska Energia	35,607	57

		321

Portugal — 0.0%
Portucel	4,792	21

Puerto Rico — 0.0%
Triple-S Management, Cl B *	308	5

Russia — 0.2%
Lukoil ADR	1,740	95
Lukoil OAO ADR	170	9
Surgutneftegas ADR	3,407	25

		129

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Singapore — 1.2%
China Yuchai International	1,415	$30
DBS Group Holdings	37,000	483
Ezion Holdings	77,800	138
Golden Agri-Resources	8,000	4
GP Batteries International	11,708	6
New Toyo International Holdings	112,000	27
Oversea-Chinese Banking	2,000	15
Popular Holdings	23,000	4
QAF	6,792	4
United Industrial	85,000	210

		921

South Africa — 0.4%
FirstRand	52,551	167
Sasol	2,774	141

		308

South Korea — 3.6%
Hyundai Mobis	1,350	396
Hyundai Motor	1,031	237
Kia Motors	3,711	192
Kolao Holdings	59	1
LG Hausys	590	95
LG.Philips LCD *	510	12
NEOWIZ HOLDINGS *	3,659	45
POSCO	986	262
Samsung Electronics	761	962
SK Holdings	759	137
SK Hynix *	6,380	232
Taekwang Industrial	36	47
YESCO	1,050	38

		2,656

Spain — 1.5%
Amadeus IT Holding, Cl A	19,002	836
Banco Bilbao Vizcaya Argentaria	24,950	310

		1,146

Sweden — 2.2%
Bilia, Cl A	6,026	189
Biotage	3,124	5
Eolus Vind, Cl B	6,616	36
Getinge, Cl B	16,646	600
Hennes & Mauritz, Cl B	15,744	711
Skanska, Cl B	6,190	135

		1,676

Switzerland — 6.5%
Credit Suisse Group ADR	9,607	301
EMS-Chemie Holding	240	92
Julius Baer Group *	4,685	219
Nestle	5,276	399
Novartis	5,563	464
Novartis ADR	5,590	465
Roche Holding	5,874	1,810
Siegfried Holding	1,124	215
Swatch Group, Cl B	147	98
Swiss Life Holding	31	8
Swiss Re	1,510	141
Syngenta	300	109
Transocean	6,958	295

Description	Shares	Market Value ($ Thousands)

UBS	12,610	$270

		4,886

Taiwan — 1.7%
Advanced Semiconductor Engineering ADR	79,073	393
Asia Polymer	45,000	36
Asustek Computer	1,647	16
CMC Magnetics *	78,000	13
Elitegroup Computer Systems	32,240	19
Formosa Chemicals & Fibre	5,150	13
Formosa Petrochemical	7,000	18
Grape King Bio	8,000	35
Hermes Microvision	2,000	75
Hon Hai Precision Industry	8,944	25
Hon Hai Precision Industry GDR	20,150	113
Nan Ya Plastics	6,060	13
Pegatron	3,633	5
Quanta Computer	8,000	20
Taishin Financial Holding	135,000	64
Taiwan Semiconductor Manufacturing ADR	22,412	405
Yageo *	30,100	14
Zenitron	23,000	14

		1,291

Thailand — 0.7%
Advanced Info Service	25,400	164
PTT (Foreign)	13,000	117
PTT Exploration & Production	36,100	170
PTT Global Chemical	26,700	61
Total Access Communication	2,100	7

		519

Turkey — 0.7%
Akbank	84,716	220
Turkiye Garanti Bankasi	71,244	196
Turkiye Is Bankasi, Cl C	65,354	121

		537

United Kingdom — 13.7%
3i Group	17,440	123
ARM Holdings	7,542	128
ARM Holdings ADR	17,592	883
Ashtead Group	9,050	133
Associated British Foods	10,163	511
AstraZeneca	6,447	441
Berkeley Group Holdings	4,330	199
BHP Billiton	3,609	117
BP	41,595	352
BP PLC ADR	5,984	303
British Polythene Industries	1,992	22
Britvic	6,905	90
Burberry Group	11,229	290
Carnival	6,421	265
CML Microsystems	1,560	15
CSR ADR	1,749	88
Dart Group	7,297	35
Diageo	16,325	514
Experian	11,642	211
Gem Diamonds *	7,254	19
Halma	7,030	72
HSBC Holdings	75,670	799
Kingfisher	67,787	448

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Mondi	3,008	$54
NWF Group *	15,465	39
Pearson	9,416	160
Persimmon *	6,250	151
Reckitt Benckiser Group	5,502	453
Rio Tinto	3,620	208
Rio Tinto ADR	7,493	429
RM	16,662	39
Rolls-Royce Holdings	16,766	281
SABMiller	5,328	261
Shire	16,004	890
Standard Chartered	16,378	347
Subsea 7	17,846	341
Terrace Hill Group *	33,644	14
Trinity Mirror *	19,515	75
TUI Travel	642	5
WPP	16,997	373
Xchanging	23,731	70

		10,248

United States — 3.8%
Adams Resources & Energy	276	20
Alon USA Energy	1,844	25
Broadwind Energy *	3,061	30
Carnival, Cl A	9,152	363
ConocoPhillips	4,132	275
Covenant Transportation Group, Cl A *	464	5
Everest Re Group	3,319	495
Famous Dave’s of America *	234	6
GAMCO Investors, Cl A	538	42
Handy & Harman *	732	13
Liberty Global, Cl A *	3,400	294
LS Starrett, Cl A	381	7
Manning & Napier, Cl A	4,412	65
Mastercard, Cl A	2,689	209
Medical Action Industries *	1,348	10
NCI, Cl A *	2,183	26
NN	2,451	47
Northrop Grumman	522	63
Phillips 66	1,094	82
Schlumberger	3,726	347
SL Industries *	961	26
Star Gas Partners	2,528	14
Yum! Brands	4,873	361

		2,825

Total Common Stock (Cost $60,260) ($ Thousands)		70,204

PREFERRED STOCK — 1.0%

Brazil — 1.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	162	7
Itau Unibanco Holding	5,000	67
Itau Unibanco Holding ADR	12,841	171
Petroleo Brasileiro, Cl Preference *	33,800	196
Vale, Cl A	24,000	299

		740

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Germany — 0.0%
Sto	95	$20
Westag & Getalit	305	8

		28

Total Preferred Stock (Cost $960) ($ Thousands)		768

	Number of Rights

RIGHTS — 0.0%

Hong Kong — 0.0%
Power Assets Holdings *	3,000	—

Taiwan — 0.0%
Taishin Financial Holding, Expires 04/05/14 *	6,542	—

Total Rights (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	1,766,272	1,766

Total Cash Equivalent (Cost $1,766) ($ Thousands)		1,766

U.S. TREASURY OBLIGATION (A) (B) — 0.2%
U.S. Treasury Bills
0.073%, 07/24/2014	$144	144

Total U.S. Treasury Obligation (Cost $144) ($ Thousands)		144

Total Investments — 97.4% (Cost $63,130) ($ Thousands) ††		$72,882

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	17	Mar-2014	$3
FTSE 100 Index	5	Mar-2014	5
Hang Seng Index	1	Mar-2014	4
S&P TSX 60 Index	2	Mar-2014	1
SPI 200 Index	1	Mar-2014	1
Topix Index	3	Mar-2014	(26)

			$(12)

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2014

Percentages	are based on a Net Assets of $74,796 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $63,130 ($ Thousands), and the unrealized appreciation and depreciation were $12,543 ($ Thousands) and $(2,791) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,555	$649	$—	$70,204
Preferred Stock	768	—	—	768
Rights	—	—	—	—
Cash Equivalent	1,766	—	—	1,766
U.S. Treasury Obligation	—	144	—	144

Total Investments in Securities	$72,089	$793	$—	$72,882

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$14	$—	$—	$14
Unrealized Depreciation	(26)	—	—	(26)

Total Other Financial Instruments	$(12)	$—	$—	$(12)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.9%

Agency Mortgage-Backed Obligations — 10.3%
FHLMC ARM (A)
3.243%, 03/01/2036	$4,147	$4,418
2.375%, 06/01/2035	3,585	3,809
2.022%, 10/01/2035	1,618	1,710
FHLMC CMO, Ser 2007-3311, Cl FN
0.455%, 05/15/2037 (A)	1,549	1,547
FHLMC CMO, Ser 2010-3721, Cl FB
0.655%, 09/15/2040 (A)	5,411	5,434
FHLMC CMO, Ser 2011-3891, Cl BF
0.724%, 07/15/2041 (A)	3,650	3,670
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.510%, 01/25/2019 (A)	90,603	5,848
FHLMC REMIC, Ser 2007-3335, Cl BF
0.305%, 07/15/2019 (A)	947	948
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	1,546	1,604
FNMA
6.000%, 09/01/2039 to 04/01/2040	2,491	2,771
4.500%, 10/01/2024	3,563	3,813
3.000%, 05/01/2022	7,036	7,435
FNMA ARM (A)
2.553%, 10/01/2033	802	857
2.550%, 10/01/2033 to 05/01/2034	1,275	1,350
2.507%, 05/01/2035	2,112	2,259
2.472%, 04/01/2034	2,041	2,168
2.463%, 09/01/2034	1,265	1,347
2.422%, 06/01/2035	1,202	1,286
2.418%, 04/01/2033	563	605
2.395%, 10/01/2033	595	630
2.361%, 08/01/2034	2,066	2,196
2.326%, 05/01/2035	1,287	1,370
2.321%, 07/01/2036	3,205	3,415
2.294%, 10/01/2024	549	587
2.276%, 05/01/2037	4,136	4,392
2.265%, 10/01/2033	1,149	1,222
2.249%, 06/01/2035	823	864
2.233%, 01/01/2034	1,267	1,337
2.129%, 10/01/2035	2,334	2,465
2.060%, 09/01/2033	1,964	2,059
1.964%, 07/01/2034	3,785	4,027
1.834%, 02/01/2035	2,811	2,918
1.828%, 03/01/2035	2,947	3,145
FNMA CMO REMIC, Ser 2011-63, Cl FG
0.606%, 07/25/2041 (A)	3,515	3,526
FNMA CMO, Ser 2005-92, Cl UF
0.506%, 10/25/2025 (A)	2,847	2,858
FNMA CMO, Ser 2010-87, Cl PF
0.556%, 06/25/2040 (A)	4,235	4,238

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	$4,568	$4,692
FNMA CMO, Ser 2013-96, Cl FW
0.579%, 09/25/2043 (A)	3,888	3,881
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,704	305
FNMA TBA
3.500%, 03/01/2041	1,150	1,216
3.000%, 03/25/2027	2,700	2,795
GNMA ARM (A)
1.840%, 12/20/2060	3,547	3,700
1.680%, 09/20/2060 to 11/20/2060	4,198	4,284
1.408%, 11/20/2060	3,935	3,991
1.267%, 12/20/2060	4,012	4,078
GNMA CMO, Ser 2002-66, Cl FC
0.555%, 07/16/2031 (A)	1,658	1,665
GNMA CMO, Ser 2011-69, IO
5.000%, 03/20/2036	794	41
GNMA CMO, Ser 2012-100, IO
0.825%, 08/16/2052 (A)	12,239	811
GNMA CMO, Ser 70, IO
0.964%, 08/16/2052 (A)	17,119	1,116
GNMA CMO, Ser 78, IO
1.060%, 06/16/2052 (A)	12,654	902
GNMA CMO, Ser 95, IO
1.047%, 02/16/2053 (A)	3,789	319
GNMA, Ser 152, IO
1.346%, 08/16/2051 (A)	17,105	999
GNMA, Ser 89, IO
1.291%, 12/16/2053 (A)	11,503	761
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	2,919	2,958
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.508%, 12/07/2020 (A)	8,081	8,090
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A (A)
0.619%, 10/07/2020	194	195
0.608%, 10/07/2020	6,576	6,614
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.633%, 11/05/2020 (A)	8,889	8,932
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.718%, 12/08/2020 (A)	8,220	8,289
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.723%, 12/08/2020 (A)	562	567
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.608%, 01/08/2020 (A)	5,933	5,964
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.563%, 02/06/2020 (A)	6,829	6,853
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.560%, 03/11/2020 (A)	4,711	4,728

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.538%, 03/06/2020 (A)	$1,368	$1,372
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.542%, 05/07/2020 (A)	1,088	1,089

		185,335

Non-Agency Mortgage-Backed Obligations — 28.6%
A10 Securitization LLC, Ser 2, Cl A
2.620%, 11/15/2027 (B)	4,150	4,156
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.660%, 06/25/2035 (A)	896	811
BAMLL Commercial Mortgage Securities Trust, Ser 2012- CLRN, Cl D
2.855%, 08/15/2029 (A) (B)	2,100	2,105
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	1,165	1,270
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,719
Banc of America Funding Trust, Ser 2006-I, Cl 1A1
2.393%, 12/20/2036 (A)	3,295	3,319
Banc of America Funding, Ser 2004-C, Cl 2A2
2.904%, 12/20/2034 (A)	961	949
Banc of America Funding, Ser 2005-F, Cl 4A1
2.768%, 09/20/2035 (A)	269	235
Banc of America Funding, Ser 2006-D, Cl 3A1
2.861%, 05/20/2036 (A)	179	159
Banc of America Funding, Ser 2010-R11A, Cl 4A6
2.348%, 11/26/2036 (A) (B)	2,842	2,850
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.305%, 01/26/2037 (A) (B)	1,668	1,615
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	3,410	3,432
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.901%, 06/25/2033 (A)	7,396	7,435
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.122%, 02/25/2035 (A)	99	99
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
2.797%, 07/25/2033 (A)	4,509	4,560
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.742%, 12/25/2033 (A)	4,489	4,525

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.914%, 04/25/2034 (A)	$2,267	$2,266
Banc of America Re-Remic Trust, Ser DSNY, Cl E
2.755%, 09/15/2015 (A) (B)	1,500	1,504
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.586%, 08/25/2034 (A) (B)	3,795	3,539
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.702%, 01/21/2038 (A) (B)	1,415	1,433
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.087%, 11/25/2034 (A)	1,822	1,880
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A2
2.250%, 08/25/2035 (A)	5,794	5,887
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.383%, 12/25/2033	3,876	3,962
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.587%, 08/25/2034 (A)	5,853	5,934
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.722%, 04/25/2034 (A)	4,180	4,156
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.398%, 04/25/2034 (A)	1,503	1,492
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.084%, 07/25/2034 (A)	5,259	5,286
Bear Stearns ARM Trust, Ser 2004-9, Cl 12A1
3.282%, 11/25/2034 (A)	2,295	2,303
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.560%, 03/25/2035 (A)	4,088	4,176
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	200	211
Bear Stearns Commercial Mortgage Securities, Ser PWR9, Cl A2
4.735%, 09/11/2042	43	43
Bear Stearns Commercial Mortgage Securities, Ser T28, Cl F
5.960%, 09/11/2042 (A) (B)	548	377
Bear Stearns Commercial Mortgage Securities, Ser T28, Cl G
5.960%, 09/11/2042 (A) (B)	955	554

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Mortgage Funding Trust, Ser 2006- SL5, Cl 1A
0.456%, 12/25/2036 (A)	$50	$71
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl 1
2.305%, 08/15/2026 (A) (B)	3,600	3,605
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.710%, 02/25/2037 (A)	431	434
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.684%, 02/25/2037 (A)	2,381	2,346
Chase Mortgage Finance, Ser 2007-A2, Cl 2A3
5.085%, 11/25/2033 (A)	2,946	2,969
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	268	280
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	1,385	1,457
Citigroup Commercial Mortgage Trust, Ser 2006- FL2, Cl J
0.735%, 08/15/2021 (A) (B)	1,804	1,759
Citigroup Commercial Mortgage Trust, Ser 2012- GC8, Cl A1
0.685%, 09/10/2045	83	82
Citigroup Commercial Mortgage Trust, Ser FL3A, Cl D
0.405%, 04/15/2022 (A) (B)	1,865	1,849
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.752%, 04/25/2037 (A)	1,342	1,110
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.744%, 11/25/2038 (A) (B)	3,680	3,722
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B)	4,468	4,473
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	200	205
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	151	151
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	83	83
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	97	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	$180	$181
Commercial Mortgage Pass-Through Certificates, Ser C9, Cl AJFL
0.847%, 07/10/2017 (A) (B)	2,500	2,249
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl XA, IO
0.922%, 02/10/2047 (A)	37,234	2,019
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	61	61
Commercial Mortgage Pass-Through Certificates, Ser FL3, Cl MMHP
3.600%, 10/13/2016 (A) (B)	4,000	4,044
Commercial Mortgage Pass-Through Certificates, Ser TWC, Cl D
2.404%, 02/13/2017 (A) (B)	3,000	3,000
Commercial Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.223%, 08/10/2023	49,284	2,900
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	222	223
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018	1,262	1,249
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.556%, 08/25/2033 (A)	226	221
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.255%, 07/25/2034 (A)	1,313	1,299
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	1,024	1,055
Credit Suisse Commercial Mortgage Trust, Ser C2, Cl C2
0.385%, 01/15/2049 (A)	5,110	4,735
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
2.660%, 11/25/2032 (A)	251	252
Credit Suisse First Boston Mortgage Securities, Ser C2, Cl AMFX
4.877%, 04/15/2037	2,800	2,830
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	3,000	3,248

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser C2, Cl A3
5.542%, 01/15/2049 (A)	$1,630	$1,793
Credit Suisse Mortgage Capital Certificates, Ser C3, Cl C3
5.793%, 06/15/2016 (A)	3,960	4,300
Credit Suisse Mortgage Capital Certificates, Ser TF2A, Cl SVJ
1.375%, 10/15/2021 (A) (B)	3,300	3,273
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/2036 (B)	829	833
CS First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
2.526%, 09/25/2034	3,268	3,341
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	1,381	1,381
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	115	120
DBUBS Mortgage Trust, Ser LC2A, Cl XA, IO
1.439%, 07/10/2044 (A) (B)	43,116	2,395
Del Coronado Trust, Ser HDC, Cl E
2.805%, 03/15/2026 (A) (B)	3,000	3,004
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2007-OA5, Cl A1A
0.356%, 12/25/2015 (A)	2,160	1,910
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.696%, 06/25/2034 (A)	6,095	5,685
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	3,616	3,679
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
0.994%, 09/19/2044 (A)	477	457
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
0.974%, 09/19/2044 (A)	2,086	2,040
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.514%, 01/19/2045 (A)	2,007	1,684
Extended Stay America Trust, Ser ESFL, Cl CFL
1.655%, 12/05/2031 (A) (B)	2,400	2,398
Extended Stay America Trust, Ser ESFL, Cl DFL
3.295%, 12/05/2031 (A) (B)	3,560	3,519

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.718%, 02/25/2048 (A) (B)	$4,597	$4,616
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.670%, 11/29/2037 (A) (B)	1,350	1,349
First Horizon Alternative Mortgage Trust, Ser 2005- AA3, Cl 3A1
2.250%, 05/25/2035 (A)	501	474
First Horizon Pass-Through Trust, Ser 2003-8, Cl 1A3
5.000%, 10/25/2033	724	728
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.312%, 11/10/2045 (A)	995	1,055
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	714	716
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.666%, 12/19/2033 (A)	1,511	1,523
Granite Master Issuer, Ser 2006-3, Cl A4
0.234%, 12/20/2054 (A)	366	364
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.354%, 12/20/2054 (A)	671	668
GS Mortgage Securities II, Ser 2006-GG6, Cl AM
5.622%, 04/10/2038 (A)	2,000	2,158
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	115	121
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	57	57
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	128	128
GS Mortgage Securities II, Ser C2, Cl XA, IO
0.699%, 12/10/2043 (A) (B)	60,232	901
GS Mortgage Securities II, Ser GC3, Cl X, IO
1.345%, 03/10/2044 (A) (B)	46,721	1,849
GS Mortgage Securities II, Ser KYO, Cl D
2.757%, 11/08/2029 (A) (B)	1,310	1,310
GS Mortgage Securities II, Ser KYO, Cl XA1, IO
3.265%, 11/08/2029 (A) (B)	32,323	940
GS Mortgage Securities Trust, Ser GSMS-GC14, Cl A1
1.217%, 08/10/2046	316	318

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.556%, 10/25/2032 (A)	$166	$162
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.765%, 01/25/2035 (A)	738	746
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.749%, 04/25/2035 (A)	1,089	1,053
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A)	1,565	1,561
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.551%, 08/19/2034 (A)	5,639	5,706
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.368%, 11/19/2034 (A)	168	151
Hilton USA Trust, Ser HLF, Cl AFL
1.158%, 11/05/2030 (A) (B)	375	376
Hilton USA Trust, Ser HLF, Cl BFL
1.658%, 11/05/2030 (A) (B)	3,000	3,004
Hilton USA Trust, Ser HLF, Cl CFL
2.058%, 11/05/2018 (A) (B)	1,500	1,502
Hilton USA Trust, Ser HLF, Cl DFL
2.908%, 11/05/2018 (A) (B)	5,000	5,008
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.476%, 07/25/2035 (A)	1,723	1,650
Impac CMB Trust, Ser 2004- 10, Cl 4M1
1.056%, 03/25/2035 (A)	320	283
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.406%, 04/25/2037 (A)	2,110	1,977
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.009%, 07/25/2037 (A)	1,173	1,001
JPMorgan Alternative Loan Trust, Ser 2007-A1, Cl 2A1
2.534%, 03/25/2037 (A)	673	525
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (A)	4,942	5,111
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.244%, 01/12/2043 (A)	2,000	2,124
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	108	111
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	157	161

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (B)	$10	$10
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	55	54
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-ALC, Cl B
3.005%, 07/17/2026 (A) (B)	4,450	4,468
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	237	238
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl A
1.555%, 10/15/2030 (A) (B)	2,580	2,582
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl D1
3.555%, 09/15/2018 (A) (B)	3,000	3,003
JPMorgan Chase Commercial Mortgage Securities, Ser ALC, Cl D
3.604%, 07/17/2018 (A) (B)	1,300	1,293
JPMorgan Chase Commercial Mortgage Securities, Ser C3, Cl XA, IO
1.550%, 02/15/2046 (A) (B)	39,245	1,816
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	29	29
JPMorgan Chase Commercial Mortgage Securities, Ser CB12, Cl A3B
5.291%, 09/12/2037 (A)	272	274
JPMorgan Chase Commercial Mortgage Securities, Ser CNTR, Cl XA, IO
2.034%, 08/05/2032 (A) (B)	14,627	1,353
JPMorgan Chase Commercial Mortgage Securities, Ser FBLU, Cl C
2.155%, 12/15/2015 (A) (B)	4,000	4,001
JPMorgan Chase Commercial Mortgage Securities, Ser FL3, Cl XCP, IO
1.661%, 04/15/2028 (A) (B)	58,000	286
JPMorgan Chase Commercial Mortgage Securities, Ser JWRZ, Cl C
1.655%, 04/15/2030 (A) (B)	3,000	2,980

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser JWRZ, Cl D
3.145%, 04/15/2030 (A) (B)	$1,400	$1,398
JPMorgan Chase Commercial Mortgage Securities, Ser LDP1, Cl A2
4.625%, 03/15/2046	420	420
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	1,037	1,072
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.777%, 06/25/2035 (A)	2,020	2,033
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.761%, 07/25/2035 (A)	462	467
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.776%, 07/25/2035 (A)	2,258	2,299
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.736%, 07/25/2035 (A)	1,739	1,765
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.714%, 07/25/2035 (A)	1,440	1,446
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.718%, 06/25/2037 (A)	152	128
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A4
5.937%, 06/15/2029 (A)	304	305
LB-UBS Commercial Mortgage Trust, Ser C4, Cl AM
5.878%, 06/15/2038 (A)	1,420	1,557
Marathon CLO, Ser 2005-2A, Cl B
1.045%, 12/20/2019 (A) (B) (D)	2,000	1,950
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.573%, 07/25/2035 (A)	186	164
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	5,240	5,576
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.609%, 10/20/2029 (A)	590	598
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A1
0.816%, 09/25/2029 (A)	2,562	2,562
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.787%, 07/25/2035 (A)	1,305	1,123
Merrill Lynch Mortgage Investors Trust, Ser MLCC 2003-G, Cl A1
0.796%, 01/25/2029 (A)	1,426	1,367

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.146%, 12/25/2034 (A)	$2,731	$2,758
Merrill Lynch Mortgage Trust, Ser MCP1, Cl AM
4.805%, 06/12/2043 (A)	4,615	4,842
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (A)	40	41
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	230	239
Morgan Stanley Capital I, Ser T23, Cl AAB
5.797%, 08/12/2041 (A)	1,492	1,530
Morgan Stanley Capital I, Ser XLFA, Cl A2
0.255%, 10/15/2020 (A) (B)	3,457	3,436
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.862%, 11/25/2034 (A)	1,756	1,727
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.426%, 09/25/2035 (A)	708	694
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	107	108
Motel 6 Trust, Ser MTL6, Cl XA1, IO
3.005%, 10/05/2025 (A) (B)	21,810	508
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034	2,897	3,059
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.556%, 02/25/2035 (A)	90	90
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.416%, 04/25/2035 (A)	1,084	1,075
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.406%, 07/25/2038 (A)	2,661	2,593
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.497%, 08/25/2033 (A)	3,301	3,350
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.446%, 08/25/2022 (A)	1,442	1,357
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019	1,857	1,906
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033	369	395

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SCG Trust, Ser SRP1, Cl A
1.555%, 11/15/2026 (A) (B)	$1,780	$1,782
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.957%, 10/20/2027 (A)	1,805	1,757
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	281	277
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	2,339	2,360
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	3,569	3,497
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/2043 (A)	1,771	1,564
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	4,248	4,337
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	2,574	2,621
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	3,047	3,042
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	183	182
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	2,641	2,634
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.531%, 03/25/2034 (A)	3,647	3,637
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.526%, 07/25/2034 (A)	5,967	5,610
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.461%, 04/25/2035 (A)	2,904	2,759
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
2.386%, 05/25/2033 (A)	5,187	5,309
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.796%, 09/25/2043 (A)	2,205	2,097
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.898%, 09/25/2044 (A)	2,835	2,718
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
4.775%, 04/25/2045 (A)	2,614	2,588

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.284%, 07/25/2045 (A)	$3,234	$3,219
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/2037 (A)	3,002	2,774
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.337%, 09/25/2037 (A)	3,260	3,211
UBS Commercial Mortgage Trust, Ser C1, Cl XA, IO
2.562%, 05/10/2045 (A) (B)	12,907	1,664
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	93	93
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	69	69
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	227	226
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	145	149
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (A)	127	134
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.291%, 12/15/2044 (A)	225	239
Wachovia Bank Commercial Mortgage Trust, Ser C26, Cl A2
5.935%, 06/15/2045	278	282
Wachovia Bank Commercial Mortgage Trust, Ser C28, Cl AM
5.603%, 10/15/2048 (A)	3,660	3,974
Wachovia Bank Commercial Mortgage Trust, Ser WHL8, Cl A2
0.295%, 06/15/2020 (A) (B)	4,820	4,722
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.445%, 10/25/2033 (A)	1,082	1,104
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.300%, 08/25/2033 (A)	3,617	3,680
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.546%, 03/25/2034 (A)	6,712	6,764

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.608%, 07/25/2044 (A)	$5,783	$5,387
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
0.516%, 11/25/2034 (A)	2,199	2,104
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.403%, 01/25/2035 (A)	7,141	7,187
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.532%, 04/25/2044 (A)	3,542	3,548
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.588%, 06/25/2044 (A)	3,922	3,641
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	2,151	2,277
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	424	446
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
0.476%, 01/25/2045 (A)	2,987	2,811
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.558%, 01/25/2045 (A)	547	510
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.476%, 08/25/2045 (A)	3,789	3,524
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.588%, 10/25/2045 (A)	727	712
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.381%, 12/25/2035 (A)	209	194
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.426%, 12/25/2045 (A)	3,785	3,532
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.428%, 12/25/2045 (A)	333	312
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A1A
0.468%, 01/25/2045 (A)	1,481	1,431
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.488%, 01/25/2045 (A)	1,150	1,068

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.538%, 01/25/2045 (A)	$1,744	$1,628
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.388%, 04/25/2045 (A)	3,666	3,422
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.446%, 07/25/2045 (A)	4,415	4,100
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.478%, 07/25/2045 (A)	2,109	1,995
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.418%, 10/25/2036 (A)	1,708	1,481
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.033%, 04/25/2047 (A)	4,878	3,522
Wells Fargo Commercial Mortgage Trust, Ser 2012- LC5, Cl A1
0.687%, 10/15/2045	95	95
Wells Fargo Commercial Mortgage Trust, Ser 2013- C15, Cl A1
1.264%, 08/15/2046	320	321
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.619%, 09/25/2033 (A)	1,649	1,676
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.897%, 05/25/2034 (A)	500	504
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A)	1,843	1,871
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.913%, 08/25/2034 (A)	2,792	2,865
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.616%, 09/25/2034 (A)	2,529	2,568
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.615%, 09/25/2034 (A)	5,378	5,479
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.620%, 09/25/2034 (A)	1,306	1,339
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.665%, 10/25/2034 (A)	6,415	6,493

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.617%, 11/25/2034 (A)	$6,180	$6,318
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.615%, 12/25/2034 (A)	2,497	2,551
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.610%, 02/25/2035 (A)	4,981	5,042
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.614%, 06/25/2035 (A)	7,149	7,303
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.617%, 06/25/2035 (A)	5,257	5,346
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.617%, 06/25/2035 (A)	1,835	1,863
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.637%, 06/25/2035 (A)	104	106
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.629%, 06/25/2035 (A)	1,843	1,882
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.645%, 02/25/2034 (A)	1,322	1,352
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.629%, 03/25/2035 (A)	2,596	2,629
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.033%, 05/25/2035 (A)	704	726
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.625%, 06/25/2035 (A)	2,499	2,554
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.660%, 06/25/2034 (A)	2,588	2,636
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	661	643
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.739%, 09/25/2036 (A)	1,218	1,134
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A1
2.641%, 03/25/2036 (A)	419	424

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.117%, 02/15/2044 (A) (B)	$30,716	$1,166
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	51	51
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	308	309
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	97	96

		515,374

Total Mortgage-Backed Securities (Cost $693,563) ($ Thousands)		700,709

LOAN PARTICIPATIONS — 25.6%
Acquisitions Cogeco Cable II, Term Loan B
3.250%, 09/20/2019	247	246
Activision Blizzard, Term Loan B
3.250%, 07/26/2020	2,543	2,546
Advanstar Communications, Term Loan
5.500%, 04/29/2019	993	997
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	738	746
4.250%, 12/18/2017	3,080	3,091
Affinia Group
4.750%, 04/25/2020	2,907	2,910
Affinia Group, 2nd Lien
4.750%, 04/25/2020	321	321
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	4,961	4,896
Air Medical Group Holdings, 1st Lien
7.625%, 05/31/2018	3,275	3,234
Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	1,387	1,396
Alere, Term Loan B
4.250%, 06/30/2017	494	496
Alinta Ltd., Unfunded Term Loan
0.500%, 08/13/2018	195	3
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,972	3,016
Allegion US Holding, Term Loan B, 1st Lien
3.000%, 09/27/2020	4,000	3,993
Allflex Holdings, Term Loan
4.250%, 06/05/2020	399	401
Alliance Laundry Systems LLC, Term Loan B
5.250%, 12/10/2018	35	35
4.250%, 12/10/2018	2,752	2,762
Alliant Holdings, Term Loan, Tranche 1
4.250%, 12/20/2019	3,923	3,945

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Allison Transmission
3.500%, 08/23/2019	$4,255	$4,254
Alpha Natural Resources, Term Loan B
3.500%, 05/31/2020	2,236	2,176
AMC Entertainment, Term Loan
3.500%, 04/30/2020	2,367	2,367
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	2,244	2,245
American Renal Holdings, Term Loan
4.500%, 08/20/2019	1,340	1,340
American Rock Salt, Term Loan
8.500%, 03/20/2020	1,310	1,313
Applied Systems, Term Loan, 1st Lien
5.500%, 01/15/2021	3,302	3,323
Applied Systems, Term Loan, 2nd Lien
8.750%, 01/14/2022	1,775	1,812
Aramark US
0.019%, 07/26/2016	27	27
Aramark, 1st Lien
0.000%, 02/21/2021 (C)	2,785	2,773
Aramark, Term Loan
3.747%, 07/26/2016	463	464
Aramark, Term Loan C
3.747%, 07/26/2016	878	878
Aramark, Term Loan D
4.000%, 08/22/2019	1,000	1,000
Ardagh Holdings USA, 1st Lien
0.000%, 12/17/2019 (C)	1,000	1,004
Ardagh, Cov-Lite, Term Loan B, 1st Lien
4.250%, 12/12/2019	1,268	1,271
Asurion, LLC, Term Loan
4.500%, 05/24/2019	2,295	2,299
Asurion, LLC, Term Loan B
3.500%, 06/19/2020	1,021	1,012
Asurion, LLC, Term Loan, 2nd Lien
0.000%, 02/19/2021 (C)	2,100	2,166
Atlas Energy, L.P., Term Loan B
6.500%, 07/31/2019	380	390
Atlas Energy, Term Loan B
6.500%, 07/31/2019	832	855
August LuxUK Holding, Term Loan
5.000%, 04/27/2018	586	588
August U.S. Holdings, Term Loan
5.000%, 04/27/2018	451	453
Avaya, Term Loan
6.500%, 03/31/2018	970	967
Avaya, Term Loan B-3
4.734%, 10/26/2017	808	787
Bally Technologies, 1st Lien
4.250%, 11/25/2020	3,123	3,140
Bass Pro Group LLC, Term Loan B
3.750%, 11/20/2019	2,844	2,855

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Berry Plastics
3.500%, 02/08/2020	$1,985	$1,973
Berry Plastics, Term Loan
3.750%, 12/18/2020	450	449
Biomet
3.746%, 10/25/2018	1,088	1,090
3.746%, 07/25/2017	1,928	1,931
3.660%, 10/25/2018	62	62
3.658%, 10/25/2018	1,319	1,321
BJ’s Wholesale Club
4.500%, 09/26/2019	4,726	4,752
Booz Allen Hamiliton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	1,977	1,985
Boyd Acquisition
4.250%, 11/20/2017	944	949
Boyd Gaming, Term Loan B
4.000%, 08/12/2020	3,990	3,993
Brickman Group Holdings, Term Loan, 1st Lien
4.000%, 12/18/2020	3,500	3,513
Brickman Group Holdings, Term Loan, 2nd Lien
7.500%, 12/17/2021	803	818
Bright Horizons Family Solutions LLC, Term Loan
4.000%, 01/30/2020	347	347
Britax Childcare, Cov-Lite
4.500%, 10/07/2020	623	626
Burlington Coat Factory, Term Loan B
4.250%, 02/23/2017	468	471
Calpine
4.000%, 04/01/2018	1,287	1,292
CBS Outdoor Americas Capital LLC, 1st Lien
3.000%, 01/15/2021	1,681	1,676
CDW, Term Loan
3.250%, 04/29/2020	1,985	1,974
Cedar Fair L.P.
3.250%, 03/06/2020	491	491
Cequel Communications
3.500%, 02/14/2019	13	13
3.500%, 02/10/2019	2,476	2,474
Ceramtec Acquisition, Initial Dollar
4.250%, 08/30/2020	74	74
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	227	228
CeramTec GmbH, Term Loan B
4.250%, 07/30/2020	748	749
Ceridian, Term Loan
4.372%, 05/09/2017	4,282	4,293
Charter Communications Operating LLC, Term Loan E
3.000%, 07/01/2020	3,060	3,044
Community Health Services, Term Loan D, 1st Lien
4.250%, 01/27/2021	2,000	2,016
Community Health Systems, Term Loan B
3.497%, 01/25/2017	22	22
3.405%, 01/25/2017	839	843

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Constellation Brands, Term Loan B
2.750%, 05/01/2020	$723	$725
ConvaTec Dollar
4.000%, 12/22/2016	1,224	1,230
Cristal Inorganic Chemicals US
5.997%, 11/15/2014	167	167
Cumulus Media Holdings, Term Loan
4.500%, 09/17/2018	500	503
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,337	4,361
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	168	169
DAE Aviation Holdings, Term Loan B1
6.250%, 11/02/2018	2,047	2,070
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 07/30/2019	1,100	1,119
David’s Bridal
5.000%, 10/05/2019	2,079	2,089
Davita, Term Loan B2
4.000%, 11/01/2019	990	993
Dealertrack, Cov-Lite, Term Loan B, 1st Lien
0.000%, 02/26/2021 (C)	1,550	1,558
Dex Media West, Term Loan
8.000%, 12/30/2016	2,287	1,824
Digital Globe
3.750%, 01/25/2020	744	743
Doncaster PLC, Term Loan
5.500%, 04/09/2020	1,985	2,003
Dunkin Brands, Term Loan B3
3.750%, 02/14/2020	4,666	4,643
DuPont Performance Coatings, Term Loan
4.750%, 02/01/2020	1,985	1,992
EFS Cogen, Term Loan B, 1st Lien
3.750%, 11/20/2020	1,866	1,874
Emergency Medical Services
4.000%, 05/25/2018	82	82
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	377	377
4.000%, 05/25/2018	769	770
Endurance International, 1st Lien
6.250%, 11/06/2019	1,307	1,315
5.000%, 11/09/2019	1,569	1,579
Energy Transfer Equity, Term Loan B, 1st Lien
3.250%, 11/15/2019	4,485	4,479
Entravision Communications, Term Loan B
3.500%, 06/01/2020	1,311	1,298
EP Energy LLC, Term Loan, Tranche 1
4.500%, 04/26/2019	188	188
EP Energy, Term Loan B
3.500%, 05/24/2018	1,213	1,212
Epicor, Cov-Lite, 1st Lien
0.000%, 05/16/2018 (C)	2,341	2,352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equinox Fitness Clubs, Term Loan B
4.500%, 01/31/2020	$1,488	$1,501
Equinox Fitness, Term Loan
5.500%, 01/31/2020	1	1
EZE Castle Software LLC, Term Loan, 1st Lien
4.500%, 04/06/2020	382	385
EZE Castle Software, Term Loan
4.750%, 04/06/2020	141	142
Federal Mogul
2.138%, 12/29/2014	3	3
2.118%, 12/29/2014	114	113
2.098%, 12/29/2014	1,587	1,574
Federal Mogul, Term Loan C
2.098%, 12/28/2015	1,004	995
Fibertech Networks, LLC, Term Loan B
5.750%, 11/30/2016	2,400	2,400
First Data, Term Loan
4.156%, 03/23/2018	3,936	3,940
Firth Rixson Ltd., Term Loan B
4.250%, 06/30/2017	2,199	2,202
Fortescue Metals Group, Ltd., 1st Lien
4.250%, 06/30/2019	1,295	1,307
Four Seasons Holdings, Term Loan
3.500%, 06/27/2020	1,347	1,348
Freescale Semiconductor
5.000%, 02/13/2020	2,336	2,344
Generac Power Systems, Term Loan B
3.500%, 05/30/2018	1,564	1,564
Genesys Telecom
4.000%, 02/08/2020	2,054	2,048
Genpact International, Term Loan B
3.500%, 08/17/2019	1,981	1,982
Global Cash Access
4.000%, 02/01/2016	294	295
GNC, Term Loan, 1st Lien
3.250%, 03/04/2019	4,956	4,941
Gray Television, Term Loan B
4.750%, 10/12/2019	286	288
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien
4.500%, 11/13/2020	1,750	1,754
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	1,831	1,844
Harbor Freight Tools, Term Loan
4.750%, 07/25/2019	3,735	3,783
Harron Communications, Term Loan B
3.500%, 10/06/2017	582	582
HCA, Term Loan
2.905%, 03/31/2017	299	299
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.750%, 09/23/2020	3,158	3,168
Hologic, Term Loan
3.250%, 08/01/2019	761	759

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Houghton International, Term Loan
4.000%, 12/20/2019	$248	$248
HUB International, Ltd., Term Loan B, 1st Lien
4.750%, 09/17/2020	5,087	5,130
Hudson’s Bay, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/07/2020	3,250	3,296
Hudson’s Bay, Term Loan, 1st Lien
4.750%, 10/07/2020	1,375	1,395
Huntsman International, 1st Lien
0.000%, 01/31/2021 (C)	5,000	5,005
Ikaria, 2nd Lien
5.000%, 02/04/2022	540	548
Ikaria, Cov-Lite, 1st Lien
5.000%, 02/04/2021	800	805
IMS Health
3.750%, 09/01/2017	2,063	2,062
Ineos Holdings Limited, Cov-Lite
3.750%, 05/04/2018	2,014	2,008
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	3,991	3,983
Information Resources, Cov-Lite
4.750%, 09/26/2020	121	122
Information Resources, Cov-Lite, Tranche 2
4.750%, 09/30/2020	97	97
Information Resources, Cov-Lite, Tranche 3
4.750%, 09/30/2020	57	57
Information Resources, Cov-Lite, Tranche 4
4.750%, 09/30/2020	24	24
Integra Telecom, Term Loan B
5.250%, 02/22/2019	463	467
5.250%, 02/22/2019	470	474
Intelsat Jackson Holdings, Term Loan
3.750%, 06/30/2019	1,678	1,690
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	267	264
Inventiv Health, Term Loan B
7.500%, 08/04/2016	1,600	1,597
ION Trading Technologies Ltd., Term Loan
4.500%, 05/22/2020	1,542	1,550
ION Trading Technologies, Cov-Lite, 2nd Lien
8.250%, 05/22/2021	2,420	2,444
ISS A/S, Term Loan B
3.750%, 04/18/2018	276	276
J. Crew Group, Term Loan B
4.000%, 03/07/2018	4,058	4,059
0.000%, 02/26/2021 (C)	1,120	1,117
Jarden, Term Loan B, 1st Lien
2.905%, 09/30/2020	2,294	2,296
Kronos, Incremental Term Loan
4.500%, 10/30/2019	2,170	2,184

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Language Line, Term Loan B
6.250%, 06/20/2016	$4,159	$4,143
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	3,358	3,372
Leslie’s Poolmart, Term Loan B
2.000%, 10/11/2019	18	—
Level 3 Communications, Term Loan
4.000%, 08/01/2019	2,000	2,006
Level 3 Communications, Term Loan B
4.000%, 01/15/2020	1,500	1,504
Liberty Cablevision, Term Loan
6.000%, 06/19/2017	1,968	1,966
Lifepoint Hospitals, Term Loan
2.660%, 07/24/2017	247	247
Light Tower Fiber, LLC
4.500%, 04/11/2020	1,377	1,375
Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	633	640
4.500%, 04/13/2020	613	611
Live Nation Entertainment
3.500%, 11/07/2016	956	957
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,737	1,734
MacDermid, Term Loan
4.000%, 06/05/2020	1,990	1,998
Media General, Delayed Term Loan
4.250%, 07/30/2020	1,000	1,008
Mediacom Communications, Term Loan H
3.250%, 01/22/2021	3,134	3,120
MEG Energy
3.750%, 03/21/2020	635	637
Merlin Entertainments, Term Loan
3.932%, 07/01/2019	1,098	1,099
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	412	411
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	1,174	1,171
Michaels Stores
3.750%, 01/24/2020	1,512	1,515
Michaels Stores, Term Loan
3.750%, 01/28/2020	488	489
Michaels Stores, Term Loan B
3.750%, 01/28/2020	488	489
Midcontinent Communications, Term Loan B
3.500%, 12/31/2016	488	488
Minimax GmbH, Term Loan B
4.500%, 08/07/2020	3,881	3,906
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.497%, 11/06/2018	2,290	2,301

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	$1,548	$1,577
MTL Publishing, Term Loan B
4.250%, 06/29/2018	2,849	2,851
Navistar International, Term Loan
5.750%, 08/17/2017	1,383	1,401
NCI Building Systems, Term Loan
4.250%, 06/24/2019	60	60
4.250%, 06/14/2019	1,568	1,569
Neiman Marcus Group, Term Loan, 1st Lien
5.000%, 10/25/2020	4,000	4,044
Nelson Education, Term Loan B-1
2.747%, 07/04/2014	746	612
NEP Supershooters LP, Term Loan
4.750%, 01/22/2020	446	447
Nielsen Finance LLC, CL E Dollar, Term Loan
2.907%, 05/02/2016	86	86
NRG Energy, Term Loan
2.750%, 07/01/2018	250	248
NXP
4.500%, 03/03/2017	467	471
NXP, Cov-Lite, Term Loan D, 1st Lien
3.250%, 01/10/2020	1,980	1,978
Ocwen Financial, Term Loan
5.000%, 02/15/2018	1,489	1,499
One Call Medical, Term Loan, 1st Lien
5.000%, 11/20/2020	5,544	5,560
OXEA, Term Loan
4.250%, 12/06/2019	2,514	2,529
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	3,990	3,999
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	1,488	1,493
Pilot Travel Centers, LLC, Term Loan Tranche B
4.250%, 08/07/2019	988	994
Pinnacle Entertainment, Term Loan B
3.750%, 08/05/2020	1,493	1,494
Pinnacle Foods Group, LLC
3.250%, 04/29/2020	572	569
Pinnacle Foods Group, LLC, Term Loan H
3.250%, 04/29/2020	1,317	1,312
Progressive Waste Solutions, Term Loan B
3.000%, 10/24/2019	5,664	5,684
Proquest, Term Loan B
6.000%, 04/13/2018	491	497
PVH, Term Loan B, 2012 Bank Loan, Tranche 1
3.250%, 02/13/2020	478	478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Quintiles Transnational, Term Loan B3, 1st Lien
3.750%, 06/08/2018	$3,497	$3,500
Raycom TV Broadcasting, Tranche B
4.250%, 05/31/2017	583	583
RE/MAX International, Term Loan
4.000%, 07/29/2020	2,847	2,843
Realogy, Extended Synthetic Term Loan
4.540%, 10/10/2016	88	88
Redtop Acquisitions, Ltd., 1st Lien
4.500%, 12/22/2020	625	629
Redtop Acquisitions, Ltd., 2nd Lien
8.250%, 06/22/2021	525	536
Rexnord, LLC, Term B
4.000%, 08/21/2020	1,720	1,724
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	3,060	3,067
Rice Drilling B, Term Loan, 2nd Lien
8.500%, 10/25/2018	2,058	2,094
Rite Aid
4.000%, 02/07/2020	1,489	1,494
Roundy’s Supermarkets, Term Loan B
6.750%, 02/13/2019	474	471
5.750%, 02/13/2019	292	290
Ruby Western Pipeline
3.500%, 03/22/2020	801	799
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	117	117
Salem Communications, Term Loan B
4.500%, 03/12/2020	1,456	1,461
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 12/17/2019	1,082	1,091
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/20/2017	1,225	1,233
Seadrill Partners, LLC, Term Loan B, 1st Lien
0.000%, 02/12/2021 (C)	3,983	3,994
Sealed Air, Term Loan
3.000%, 10/03/2018	2,012	2,020
Sealed Air, Term Loan B
3.000%, 10/03/2018	705	708
Seaworld
3.000%, 05/14/2020	2,738	2,719
Sedgwick CMS Holdings, Term Loan
8.000%, 12/10/2018	2,176	2,212
4.250%, 06/12/2018	1,493	1,488
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/08/2020	746	744
Sequa, Term Loan B
5.250%, 06/19/2017	743	731

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	$2,138	$2,152
Sheridan Healthcare, Cov-Lite, 2nd Lien
8.250%, 12/13/2021	2,900	2,965
Sheridan Healthcare, Term Loan
4.500%, 06/29/2018	3,144	3,156
Shield Finance, 1st Lien
5.000%, 01/27/2021	1,800	1,816
Smart & Final, Cov-Lite, Term Loan
4.750%, 11/08/2019	990	989
Smart Technologies, Term Loan
10.500%, 01/31/2018	137	139
Spectrum Brands
3.500%, 08/11/2017	647	648
Sprouts Farmers Markets LLC, Term Loan
4.000%, 04/23/2020	1,074	1,078
Standard Aero, Term Loan B2
6.250%, 11/02/2018	928	938
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	846	843
Sungard Data Systems (Solar Capital), Tranche 1
4.500%, 01/31/2020	297	297
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	1,901	1,909
Surgical Care Affiliates, LLC, Term Loan
4.250%, 06/29/2018	1,119	1,118
Surgical Care Affiliates, LLC, Term Loan B
4.247%, 12/29/2017	1,382	1,386
Syncreon Holdings, Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,792	4,804
Syniverse Holdings, Term Loan
4.000%, 04/23/2019	1,212	1,216
Teine Energy Ltd., Term Loan B
7.500%, 05/17/2019	1,654	1,673
Telesat Canada, Term Loan B
3.500%, 03/28/2019	396	395
Templar Energy, Cov-Lite, 2nd Lien
8.000%, 11/25/2020	3,250	3,258
Texas Competitive
4.662%, 10/10/2017	108	75
Texas Competitive, Extended Term Loan
4.739%, 10/10/2017	756	527
The Pantry, Term Loan B
4.750%, 08/03/2019	988	997
TI Automotive Ltd., Term Loan B
5.500%, 03/27/2019	1,004	1,010
Time Warner Telecom Holdings, Term Loan B
2.660%, 04/05/2020	387	387

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trans Union, LLC, Term Loan
4.250%, 02/10/2019	$1,887	$1,893
TransDigm
3.750%, 02/25/2020	3,971	3,986
Travelport, LLC, Term Loan
6.250%, 06/26/2019	5	5
Travelport, Term Loan
6.250%, 06/21/2019	1,916	1,963
Tribune, Term Loan B, 1st Lien
4.000%, 12/27/2020	4,300	4,296
Tronox, Term Loan B
4.500%, 02/08/2018	462	463
4.500%, 02/03/2018	533	535
True Religion Apparel, Term Loan
5.875%, 07/30/2019	1,400	1,333
TWCC Holding Weather Channel, Term Loan B
3.500%, 02/13/2017	1,673	1,615
TWCC Holding, Term Loan
7.000%, 12/11/2020	2,250	2,177
TWCC Holding, Weather Channel
3.500%, 02/13/2017	113	109
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	975	981
Universal Health Services, Term Loan B
2.410%, 11/15/2016	155	155
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020	2,538	2,541
Univision, Term Loan
4.000%, 03/01/2020	1,489	1,492
UPC Finance Partnership
3.250%, 06/10/2021	1,000	999
Valeant Pharmaceuticals International, Term Loan E
3.750%, 06/26/2020	1,844	1,853
Valeant Pharmaceuticals, Term Loan
3.750%, 02/13/2019	147	148
3.750%, 12/11/2019	1,475	1,479
Verint Systems, Term Loan B, 1st Lien
4.000%, 09/16/2019	792	794
3.500%, 09/06/2019	5,000	5,000
Virgin Media Investment Company, Term Loan B
3.500%, 06/05/2020	3,800	3,796
VWR Funding, 1st Lien
0.000%, 04/03/2017 (C)	1,954	1,954
Walter Energy, Term Loan B
6.750%, 04/02/2018	2,477	2,431
Warner Music Group, Term Loan
3.750%, 07/01/2020	1,546	1,544
Waste Industries USA, Term Loan B
4.000%, 03/16/2017	1,369	1,370
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,910	2,914
West, Term Loan
3.250%, 06/30/2018	980	975

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Western Refining
4.250%, 12/20/2020	$1,351	$1,360
Wide Open West Finance
4.750%, 03/26/2019	715	719
Wide Open West, Term Loan B1
3.750%, 07/17/2017	1,203	1,206
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/24/2019	2,000	2,005
Windstream, Term Loan B4
3.500%, 01/23/2020	3,305	3,299
Zayo Group, Term Loan B
4.000%, 07/02/2019	5,473	5,484
Ziggo, Term Loan B1, 1st Lien
0.000%, 01/15/2022 (C)	912	908
Ziggo, Term Loan B2, 1st Lien
0.000%, 01/15/2022 (C)	588	585
Ziggo, Term Loan B3, 1st Lien
0.000%, 01/15/2022 (C)	967	963

Total Loan Participations (Cost $459,147) ($ Thousands)		461,118

ASSET-BACKED SECURITIES — 23.7%

Automotive — 8.0%
AFIN, Ser 2013-3, Cl A1A
0.640%, 11/20/2015	525	526
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	9	9
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	419	420
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	285	288
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	230	232
Ally Auto Receivables Trust, Ser 2011-2, Cl A4
1.980%, 05/15/2015	2,652	2,673
Ally Auto Receivables Trust, Ser 2011-5, Cl A3
0.990%, 11/16/2015	97	97
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	701	702
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	1,075	1,077
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	450	451
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	4,000	4,012
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	135	135
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	375	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2011-3, Cl A1
0.785%, 05/15/2016 (A)	$340	$340
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	569	571
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	1,125	1,131
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,100	1,109
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.855%, 06/15/2017 (A)	289	290
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	620	624
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.605%, 02/15/2018 (A)	225	225
Ally Master Owner Trust, Ser 2013-2, Cl A
0.605%, 04/15/2018 (A)	400	401
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (A)	875	875
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	66	66
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	421	423
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	249	249
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	355	355
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	90	91
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	8	8
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	1,860	1,868
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	1,248	1,249
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/2016	2,054	2,058

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	$125	$125
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	404	404
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	541	541
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	310	310
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	1,035	1,037
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.537%, 03/08/2017 (A)	330	331
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.705%, 03/15/2020 (A) (B)	271	272
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.455%, 01/15/2021 (A) (B)	631	630
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (B)	175	175
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	166	166
BMW Vehicle Lease Trust, Ser 2012-1, Cl A4
0.930%, 09/21/2015	480	481
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	35	36
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 12/27/2016	2,000	2,003
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	3,000	3,002
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,503
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.534%, 03/21/2016 (A)	750	751
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	655	657
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,500	3,524
Carfinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017 (B)	1,050	1,051

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	$150	$154
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	34	34
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	75	75
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	56
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	57	57
CarMax Auto Owner Trust, Ser 2013-3, Cl A2
0.590%, 08/15/2016	450	451
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	33	33
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.915%, 11/07/2023 (A) (B)	235	236
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.608%, 05/07/2024 (A) (B)	1,764	1,761
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.615%, 01/07/2025 (A) (B)	755	755
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	540	540
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	748	748
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl A
2.610%, 03/15/2019 (B)	110	110
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl B
3.960%, 09/15/2019 (B)	735	748
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (B)	460	463
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	465	466
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/15/2015 (B)	465	465
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	343	343
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	174	174
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	1,174	1,174

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	$700	$703
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	295	295
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	3,110	3,110
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	245	245
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	294	295
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	96	96
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	355	356
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	375	375
FITAT, Ser 2013-A, Cl A3
0.880%, 10/16/2017	555	558
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	87	87
1.350%, 12/15/2016	4,627	4,654
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A4
1.030%, 04/15/2015	500	501
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	16	16
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	249	249
Ford Credit Auto Lease Trust, Ser 2013-B, Cl A2B
0.425%, 01/15/2016 (A)	335	335
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	950	979
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	3	3
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	179
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,000	1,039
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	3,440	3,445
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A2
0.380%, 11/15/2015	61	61
Ford Credit Auto Owner Trust, Ser 2013-C, Cl A2
0.550%, 04/15/2016	3,956	3,960

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	$770	$772
Ford Credit Auto Owner Trust, Ser 2014-A, Cl A2
0.480%, 11/15/2016	690	690
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	135
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	175	179
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	725	726
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.505%, 09/15/2016 (A)	685	686
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.540%, 01/15/2018 (A)	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.625%, 09/15/2018 (A)	425	426
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.724%, 02/20/2017 (A)	840	843
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.644%, 06/20/2017 (A)	1,000	1,003
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	42	42
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	161	161
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	300	300
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.711%, 12/10/2027 (A) (B)	3,570	3,576
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	150	152
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	10	10
Honda Auto Receivables Owner Trust, Ser 2012-2, Cl A3
0.700%, 02/16/2016	678	679
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	110	110

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A2
0.540%, 01/15/2016	$240	$240
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 10/18/2016	5,000	5,009
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (B)	350	353
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	110	110
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (B)	768	770
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (B)	300	301
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/2016 (B)	550	551
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	771	778
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	70	71
Hyundai Auto Receivables Trust, Ser 2011-B, Cl B
2.270%, 02/15/2017	130	132
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	42	42
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	710	711
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A2
0.400%, 12/15/2015	164	164
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A2
0.570%, 06/15/2016	435	436
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	5,000	5,037
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	6,000	6,049
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A4
1.070%, 11/15/2017	895	896
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	990	991
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	660	660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	$4,314	$4,316
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
0.610%, 11/15/2015	845	845
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A2
0.500%, 03/15/2016	325	325
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.425%, 11/15/2016 (A) (B)	150	150
Motor PLC, Ser 2013-1, Cl A1
0.656%, 02/25/2021 (A) (B)	212	213
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	368	369
Nissan Auto Lease Trust, Ser 2012-B, Cl A3
0.580%, 11/16/2015	522	523
Nissan Auto Lease Trust, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	1,048	1,049
Nissan Auto Lease Trust, Ser 2013-B, Cl A2B
0.425%, 01/15/2016 (A)	240	240
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A3
0.950%, 02/16/2016	383	384
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	849	851
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	745	745
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	191	191
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	585	585
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.520%, 04/15/2016	845	846
Nissan Auto Receivables Owner Trust, Ser 2013-B, Cl A3
0.840%, 10/15/2016	3,739	3,759
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A2
0.400%, 06/15/2016	475	475

18	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.625%, 05/15/2017 (A)	$3,175	$3,186
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	117	117
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	390	391
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	423	424
Santander Drive Auto Receivables Trust
1.830%, 03/15/2017	1,000	1,012
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	190	193
Santander Drive Auto Receivables Trust, Ser 2011-3, Cl B
2.500%, 12/15/2015	71	71
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	785	826
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A3
1.400%, 08/15/2016	655	656
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	128	128
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	45	45
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	350	351
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.535%, 04/17/2017 (A)	620	620
Santander Drive Auto Receivables Trust, Ser 2014-1
0.660%, 07/17/2017	320	320
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	78	78
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	741	742
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	300	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	$70	$70
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	270	270
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	506	507
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	392	393
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	525	530
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	3,207	3,216
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	102	102
Volkswagen Auto Loan Enhanced Trust, Ser 2013-1, Cl A2
0.370%, 01/20/2016	570	571
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	850	850
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	405	405
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	3,360	3,364
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	1,565	1,569
World Omni Auto Receivables Trust, Ser 2011-A, Cl A4
1.910%, 04/15/2016	565	569
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	41	41
World Omni Auto Receivables Trust, Ser 2013-A, Cl A2
0.430%, 05/16/2016	820	821
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	20	20
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.475%, 05/16/2016 (A)	185	185

19	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Master Owner Trust, Ser 2013-1, Cl A
0.505%, 02/15/2018 (A) (B)	$105	$105

		144,213

Credit Cards — 4.0%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.405%, 03/15/2017 (A)	3,635	3,655
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.325%, 04/17/2017 (A)	4,250	4,252
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	100	101
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.575%, 02/16/2021 (A)	310	311
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	305
BA Credit Card Trust, Ser 2014-A1, Cl A
0.540%, 06/15/2021 (A)	5,000	5,000
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.510%, 12/16/2019 (A)	525	525
Cabela’s Master Credit Card Trust, Ser 2011-4A, Cl A2
0.705%, 10/15/2019 (A) (B)	710	715
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.635%, 06/15/2020 (A) (B)	3,500	3,517
Cabela’s Master Credit Card Trust, Ser 2013-2A, Cl A2
0.805%, 08/16/2021 (A) (B)	210	212
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.195%, 07/15/2020 (A)	6,000	5,946
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.335%, 02/15/2019 (A)	325	325
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	615	615
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.205%, 04/15/2019 (A)	6,000	5,964
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	750	753

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	$725	$726
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.305%, 10/16/2017 (A)	5,000	5,001
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.575%, 07/15/2020 (A)	500	501
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (A)	3,150	3,156
Chase Issuance Trust, Ser 2014-A1, Cl A
1.150%, 01/15/2019	735	738
Citibank Credit Card Issuance Trust, Ser 2008-A6, Cl A6
1.354%, 05/22/2017 (A)	6,965	7,053
Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12
0.466%, 11/07/2018 (A)	730	731
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/2018	500	504
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A5
0.314%, 11/25/2016	550	550
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	990	1,001
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	665	665
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (B)	550	562
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.905%, 08/15/2018 (A) (B)	725	733
Discover Card Execution Note Trust, Ser 2010-A2, Cl A2
0.735%, 03/15/2018 (A)	2,000	2,013
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.335%, 10/15/2018 (A)	325	325
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.585%, 07/15/2021 (A)	6,250	6,260
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.525%, 11/15/2019 (A)	4,000	4,011
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	350	350
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.495%, 07/16/2018 (A)	475	476
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/16/2018	3,000	3,009
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	260	261

20	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	$125	$125
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.585%, 09/15/2018 (A) (B)	490	491
Gracechurch Card Funding, Ser 2012-1A, Cl A1
0.855%, 02/15/2017 (A) (B)	950	953
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.855%, 06/15/2017 (A) (B)	250	251
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.585%, 01/22/2018 (A) (B)	450	451

		73,093

Other Asset-Backed Securities — 11.7%
1776 CLO Ltd., Ser 2006-1A, Cl B
0.687%, 05/08/2020 (A) (B)	5,000	4,886
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.731%, 01/25/2035 (A)	99	99
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.861%, 10/25/2035 (A)	1,627	1,623
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.496%, 01/25/2035 (A)	144	141
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.556%, 08/25/2045 (A)	94	94
ACE Securities Home Equity Loan Trust, Ser 2007-ASP1, Cl A2B
0.356%, 03/25/2037 (A)	1,182	675
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.256%, 09/25/2034 (A)	629	622
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.516%, 10/25/2034 (A)	777	760
Aircraft Lease Securitisation Limited
0.611%, 05/10/2032	2,980	2,876
Airlie CLO, Ser 2006-1A, Cl A2
0.635%, 05/20/2020 (A) (B)	3,750	3,681
Airlie CLO, Ser 2006-1A, Cl B
0.995%, 05/20/2020 (A) (B)	2,000	1,953

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.376%, 01/25/2036 (A)	$1,823	$1,812
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
4.627%, 11/25/2035	879	881
Apidos CLO XII, Ser 2013-12A, Cl A
1.339%, 04/15/2025 (A) (B)	500	490
Argent Securities, Ser 2005-W4, Cl A2C
0.456%, 02/25/2036 (A)	50	49
Argent Securities, Ser 2006-W2, Cl A2B
0.346%, 03/25/2036 (A)	1,481	737
ARL First LLC, Ser 2012-1A, Cl A1
1.905%, 12/15/2022 (A) (B)	2,625	2,649
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.281%, 03/25/2034 (A)	326	276
Atrium IX, Ser 2013-9A, Cl A
1.533%, 02/28/2024 (A) (B)	535	530
Avenue CLO III, Ser 2006-3A, Cl A3L
0.987%, 07/20/2018 (A) (B)	2,000	1,949
Babson CLO, Ser 2007-1A, Cl A2A
0.452%, 01/18/2021 (A) (B)	3,033	2,978
Babson CLO, Ser 2013-IA, Cl A
1.337%, 04/20/2025 (A) (B)	350	344
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.505%, 06/28/2044 (A)	336	334
Bear Stearns Asset-Backed Securities I Trust, Ser 2006- EC1, Cl M1
0.566%, 12/25/2035 (A)	4,614	4,501
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.482%, 08/01/2021 (A) (B)	4,841	4,771
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.476%, 10/25/2035 (A)	764	760
Cent CLO 16, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	1,250	1,250
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/2035	897	907

21	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chatham Light CLO, Ser 2005-2A, Cl A1
0.488%, 08/03/2019 (A) (B)	$145	$144
CIFC Funding, Ser 2013-1A, Cl A1
1.387%, 04/16/2025 (A) (B)	265	261
CNH Equipment Trust, Ser 2011-B, Cl A3
0.910%, 08/15/2016	1,743	1,746
CNH Equipment Trust, Ser 2011-C, Cl A3
1.190%, 12/15/2016	112	113
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	227	227
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	51	51
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	70	70
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	68	68
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	305	305
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	530	530
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.755%, 08/15/2019 (A) (B)	425	426
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	1,520	1,536
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	627	631
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	2,088	2,190
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	344	369
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	114	122
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	59	61
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	417	439
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.616%, 09/25/2034 (A)	17	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dryden Senior Loan Fund, Ser 2014-31A, Cl A
1.586%, 04/18/2026 (A) (B)	$1,215	$1,206
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.001%, 08/25/2034 (A)	1,213	1,214
First Frankin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.646%, 09/25/2035 (A)	5,500	4,952
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.406%, 06/25/2036 (A)	16,957	52
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.396%, 09/25/2026 (A)	328	132
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.286%, 12/25/2026 (A)	109	52
Gale Force CLO, Ser 2007-3A, Cl A1
0.477%, 04/19/2021 (A) (B)	2,436	2,406
GE Equipment Midticket LLC, Ser 2011-1, Cl A3
1.000%, 08/24/2015	103	103
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	70	70
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	205	205
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (B)	12	12
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A3
1.040%, 09/21/2015 (B)	800	802
GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (B)	140	140
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	168	168
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	50	50
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	951	951
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	3,925	3,928
GSAMP Trust, Ser 2005-WMC2, Cl A2C
0.542%, 11/25/2035 (A)	1,785	1,650
GSAMP Trust, Ser 2006-HE2, Cl A2
0.336%, 03/25/2046 (A)	1,471	1,412

22	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSAMP Trust, Ser 2006-HE8, Cl A2C
0.326%, 01/25/2037 (A)	$4,409	$2,840
GSAMP Trust, Ser 2006-NC1, Cl A2
0.336%, 02/25/2036 (A)	2,572	2,420
GSAMP Trust, Ser 2007-NC1, Cl A2B
0.256%, 12/25/2046 (A)	198	107
GSAMP Trust, Ser 2007-NC1, Cl A2C
0.306%, 12/25/2046 (A)	907	494
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl C2
3.960%, 10/15/2045 (B)	1,200	1,226
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl D2
4.940%, 10/15/2045 (B)	2,100	2,150
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl C2
2.487%, 01/16/2046 (B)	1,000	1,005
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl D2
3.228%, 01/16/2046 (B)	1,500	1,512
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl B2
1.495%, 05/16/2044 (B)	1,021	1,014
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl D2
2.388%, 05/15/2015 (B)	950	947
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl C3
2.388%, 05/15/2017 (B)	1,000	986
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl D3
3.130%, 05/15/2046 (B)	3,000	2,984
HLSS Servicer Advance Receivables Trust, Ser 2014- T1, Cl DT1
2.286%, 01/15/2015 (B)	1,860	1,861
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,881	2,680
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.344%, 07/20/2036 (A)	5,950	5,750
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.446%, 11/25/2035 (A)	1,940	1,616
Indymac Residential Asset- Backed Trust, Ser 2005-C, Cl AII3
0.526%, 10/25/2035 (A)	2,900	2,740
ING IM CLO, Ser 2013-1A, Cl A1
1.379%, 04/15/2024 (A) (B)	3,555	3,492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ING Investment Management, Ser 2014-1A, Cl A1
1.737%, 04/18/2026 (A) (B)	$970	$970
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/2016	55	55
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	160	160
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	870	871
John Deere Owner Trust, Ser 2013-B, Cl A3
0.550%, 01/15/2016	235	235
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FLD1, Cl M2
0.646%, 07/25/2035 (A)	597	591
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	1,852	1,901
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	310	324
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	517	554
Lehman XS Trust, Ser 2005- 9N, Cl 1A1
0.426%, 02/25/2036 (A)	300	268
Limerock CLO, Ser 2014-2A, Cl A
1.735%, 04/18/2026 (A) (B)	850	849
Master Asset-Backed Securities Trust, Ser 2003- WMC2, Cl M1
1.206%, 08/25/2033 (A)	85	85
Master Asset-Backed Securities Trust, Ser 2005- AB1, Cl A3B
5.233%, 11/25/2035	4,833	4,866
Master Asset-Backed Securities Trust, Ser 2006- HE5, Cl A3
0.316%, 11/25/2036 (A)	925	577
Master Asset-Backed Securities Trust, Ser 2006- HE5, Cl A4
0.376%, 11/25/2036 (A)	74	47
Master Asset-Backed Securities Trust, Ser 2006- NC3, Cl A5
0.366%, 10/25/2036 (A)	2,270	1,336
Merrill Lynch Mortgage Investors Trust, Ser 2006- FF1, Cl A2C
0.356%, 08/25/2036 (A)	497	482

23	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	$1,459	$1,568
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (B)	11	11
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/2016 (B)	540	540
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.476%, 11/25/2035 (A)	5,359	5,202
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.786%, 03/25/2035 (A)	4,964	4,906
Morgan Stanley ABS Capital I, Ser 2005-WMC5, Cl M3
0.891%, 06/25/2035 (A)	204	202
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.256%, 10/25/2036 (A)	3,269	1,868
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.581%, 02/25/2033 (A)	66	63
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.156%, 04/25/2033 (A)	64	62
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.436%, 09/25/2036 (A)	2,225	1,927
Neuberger Berman CLO Ltd.
0.000%, 04/15/2026	625	622
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.406%, 12/25/2035 (A)	3,759	3,505
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	112	112
Newcastle Investment Trust, Ser 2010-MH1, Cl A
4.500%, 07/10/2035 (B)	1,581	1,593
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	4,023	4,058
Newcastle Mortgage Securities Trust, Ser 2007-9A, Cl A1
1.460%, 05/25/2052 (A)	395	386
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.359%, 06/02/2025 (A) (B)	3,553	3,483
Northwoods Capital VII, Ser 2006-7A, Cl A3
0.477%, 10/22/2021 (A) (B)	1,861	1,848
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.358%, 07/17/2025 (A) (B)	300	295

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.357%, 04/20/2025 (A) (B)	$200	$197
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.157%, 04/20/2021 (A) (B)	273	273
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.366%, 12/25/2035 (A)	1,424	1,401
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.256%, 02/25/2037 (A)	632	348
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	708	739
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	118	124
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	3,200	3,234
Popular ABS Mortgage Pass- Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	860	876
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.636%, 08/25/2035 (A)	1,554	1,540
Race Point IV CLO, Ser 2007- 4A, Cl A1A
0.438%, 08/01/2021 (A) (B)	2,976	2,945
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.478%, 01/25/2036 (A)	2,800	2,654
SACO I, Ser 2005-9, Cl A1
0.658%, 12/25/2035 (A)	1,676	1,569
SACO I, Ser WM3, Cl A1
0.678%, 09/25/2035 (A)	940	896
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.948%, 12/25/2033	511	519
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.308%, 09/25/2036 (A)	1,871	1,651
Securitized Asset-Backed Receivables LLC, Ser 2006- NC3, Cl A2B
0.306%, 09/25/2036 (A)	4,677	2,261
Securitized Asset-Backed Receivables LLC, Ser 2007- BR5, Cl A2A
0.288%, 05/25/2037 (A)	1,237	806
Securitized Asset-Backed Receivables LLC, Ser 2007- NC1, Cl A2B
0.308%, 12/25/2036 (A)	2,838	1,499

24	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 05/20/2021 (B)	$2,924	$2,932
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.010%, 12/16/2024 (A) (B)	63	64
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.456%, 05/26/2020 (A)	5,000	4,986
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.656%, 02/25/2021 (A)	4,000	4,014
SLM Student Loan Trust, Ser 2014-1, Cl A1
0.479%, 06/25/2016 (A)	3,000	3,000
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.579%, 07/26/2021 (A)	2,000	2,000
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.458%, 11/25/2035 (A)	509	502
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.588%, 03/25/2036 (A)	3,529	3,362
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.338%, 04/25/2036 (A)	1,141	942
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.468%, 09/25/2036 (A)	1,820	1,582
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.288%, 02/25/2037 (A)	5,370	4,369
Symphony CLO V, Ser 2007- 5A, Cl A1
0.989%, 01/15/2024 (A) (B)	1,750	1,717
Symphony CLO, Ser 2007-3A, Cl A1A
0.476%, 05/15/2019 (A) (B)	2,912	2,889
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A2
0.530%, 10/15/2014 (B)	460	460
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	290	291

		210,327

Total Asset-Backed Securities (Cost $426,303) ($ Thousands)		427,633

CORPORATE OBLIGATIONS — 9.1%

Consumer Discretionary — 1.2%
Amazon.com
0.650%, 11/27/2015	150	150
AMC Entertainment
5.875%, 02/15/2022 (B)	2,500	2,531
Autozone
1.300%, 01/13/2017	950	953
Cedar Fair
5.250%, 03/15/2021	1,000	1,016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast
5.850%, 11/15/2015	$325	$354
DIRECTV Holdings LLC
3.550%, 03/15/2015	600	617
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	500	528
Hyundai Capital America (B)
1.875%, 08/09/2016	200	203
1.625%, 10/02/2015	35	35
Maytag MTN
6.450%, 08/15/2014	350	359
NBCUniversal Enterprise
0.924%, 04/15/2018 (A) (B)	400	402
Newell Rubbermaid
2.000%, 06/15/2015	125	127
Nissan Motor Acceptance (A) (B)
0.946%, 09/26/2016	350	352
0.787%, 03/03/2017	410	410
Sirius XM Radio (B)
5.875%, 10/01/2020	4,000	4,210
4.250%, 05/15/2020	400	391
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	2,025
Thomson Reuters
0.875%, 05/23/2016	400	399
Time Warner Cable
7.500%, 04/01/2014	650	653
5.850%, 05/01/2017	350	396
Toyota Motor Credit MTN
0.393%, 09/18/2015 (A)	800	801
TRW Automotive
7.250%, 03/15/2017 (B)	560	640
Viacom
1.250%, 02/27/2015	95	96
Volkswagen International Finance (A) (B)
0.837%, 11/20/2014	300	301
0.678%, 11/18/2016	1,000	1,001
Walt Disney MTN
0.450%, 12/01/2015	200	200
Whirlpool
1.350%, 03/01/2017	575	576
William Carter
5.250%, 08/15/2021 (B)	2,615	2,681

		22,407

Consumer Staples — 0.9%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	600	603
0.602%, 07/14/2014 (A)	100	100
BAT International Finance
1.400%, 06/05/2015 (B)	460	464
Biomet
6.500%, 08/01/2020	375	404
Ceridian
8.875%, 07/15/2019 (B)	475	543
Coca-Cola Enterprises
2.125%, 09/15/2015	325	332
ConAgra Foods
1.300%, 01/25/2016	175	177

25	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Costco Wholesale
0.650%, 12/07/2015	$225	$226
CVS Caremark
1.200%, 12/05/2016	490	493
Elizabeth Arden
7.375%, 03/15/2021 (B)	1,000	1,070
7.375%, 03/15/2021	100	107
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	302
Fresenius US Finance II
4.250%, 02/01/2021 (B)	1,000	1,010
General Mills
0.536%, 01/29/2016 (A)	300	300
Harvard President and Fellows
6.300%, 10/01/2037	375	417
Heineken
0.800%, 10/01/2015 (B)	75	75
Kellogg
0.467%, 02/13/2015 (A)	300	300
Kraft Foods Group
1.625%, 06/04/2015	425	431
Kroger
0.804%, 10/17/2016 (A)	1,000	1,001
Mondelez International
0.776%, 02/01/2019 (A)	1,000	996
PepsiCo (A)
0.444%, 02/26/2016	300	301
0.436%, 07/30/2015	250	250
Philip Morris International
2.500%, 05/16/2016	700	729
Providence Health & Services Obligated Group
1.047%, 10/01/2016 (A)	650	647
Reynolds American
1.050%, 10/30/2015	50	50
Reynolds Group Issuer
6.875%, 02/15/2021	185	201
5.750%, 10/15/2020	415	434
SABMiller Holdings
0.928%, 08/01/2018 (A) (B)	600	603
Sutter Health
1.090%, 08/15/2053	150	149
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	2,900	3,074
Wm. Wrigley Jr.
3.700%, 06/30/2014 (B)	1,000	1,010

		16,799

Energy — 0.9%
Atlas Pipeline Partners
4.750%, 11/15/2021	1,400	1,337
BP Capital Markets (A)
0.876%, 09/26/2018	850	854
0.747%, 05/10/2018	400	400
Canadian Natural Resources
5.700%, 05/15/2017	150	170
Devon Energy
0.784%, 12/15/2016 (A)	1,000	1,001
Enbridge
0.897%, 10/01/2016 (A)	750	752
Energy Transfer Equity
7.500%, 10/15/2020	500	571

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Products Operating LLC
1.250%, 08/13/2015	$600	$605
Gibson Energy
6.750%, 07/15/2021 (B)	948	1,019
MEG Energy
6.375%, 01/30/2023 (B)	1,000	1,030
Petrobras Global Finance
1.855%, 05/20/2016 (A)	500	494
PVR Partners Penn Virginia
6.500%, 05/15/2021	1,000	1,065
Sabine Pass Liquefaction LLC (B)
6.250%, 03/15/2022	4,001	4,141
5.625%, 02/01/2021	1,400	1,435
Statoil
0.697%, 11/08/2018 (A)	800	804
Total Capital Canada
0.619%, 01/15/2016 (A)	130	131
Total Capital International
0.807%, 08/10/2018 (A)	400	404
TransCanada PipeLines
0.750%, 01/15/2016	250	250
Western Refining
6.250%, 04/01/2021	185	191

		16,654

Financials — 3.2%
ABN AMRO Bank
1.039%, 10/28/2016 (A) (B)	550	553
American Express
0.826%, 05/22/2018 (A)	300	300
American Express Credit
0.746%, 07/29/2016 (A)	350	353
American Honda Finance (A)
0.740%, 10/07/2016	170	171
0.609%, 05/26/2016 (B)	300	301
Anheuser-Busch InBev Finance
0.639%, 02/01/2019 (A)	1,000	1,000
Australia & New Zealand Banking Group (A)
0.796%, 05/15/2018	250	251
0.620%, 01/10/2017 (B)	500	501
Bank of America MTN
1.350%, 11/21/2016	800	802
1.279%, 01/15/2019 (A)	700	707
Bank of Montreal MTN (A)
0.842%, 04/09/2018	350	351
0.759%, 07/15/2016	175	176
Bank of New York Mellon MTN
3.100%, 01/15/2015	140	143
0.676%, 03/06/2018 (A)	325	325
0.469%, 03/04/2016 (A)	450	449
Bank of Nova Scotia
0.950%, 03/15/2016	400	403
0.759%, 07/15/2016 (A)	550	553
Bank of Tokyo-Mitsubishi UFJ
0.852%, 09/09/2016 (A) (B)	500	502
Barclays Bank
0.815%, 02/17/2017 (A)	850	852
BB&T MTN (A)
1.103%, 06/15/2018	265	268
0.897%, 02/01/2019	500	500

26	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BNP Paribas MTN
0.832%, 12/12/2016 (A)	$1,350	$1,354
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,278	2,346
BPCE MTN
1.084%, 02/10/2017 (A)	1,000	1,003
Branch Banking & Trust
0.668%, 12/01/2016 (A)	450	451
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	125	126
0.757%, 07/18/2016 (A)	700	704
Capital One
0.696%, 03/22/2016 (A)	350	350
Capital One Bank USA
1.150%, 11/21/2016	1,000	1,001
Citigroup (A)
0.916%, 11/15/2016	1,000	1,005
0.516%, 11/05/2014	500	500
0.512%, 06/09/2016	150	147
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.723%, 03/18/2016 (A)	400	403
Credit Agricole
1.096%, 10/03/2016 (A) (B)	700	704
Credit Suisse Mortgage Trust
2.410%, 02/15/2016	1,500	1,500
Credit Suisse NY
0.651%, 12/07/2015 (A)	1,000	1,001
Daimler Finance North America LLC (B)
1.250%, 01/11/2016	200	202
1.098%, 08/01/2018 (A)	300	302
Deutsche Bank
0.847%, 02/13/2017 (A)	1,000	1,004
Fifth Third Bank
0.746%, 11/18/2016 (A)	1,200	1,202
Ford Motor Credit LLC
1.487%, 05/09/2016 (A)	750	763
General Electric Capital MTN
1.107%, 05/09/2016 (A)	325	329
1.000%, 12/11/2015	125	126
1.000%, 01/08/2016	100	101
0.957%, 04/02/2018 (A)	275	278
Goldman Sachs Group MTN (A)
1.436%, 04/30/2018	725	734
1.336%, 11/15/2018	750	756
HSBC Bank
0.876%, 05/15/2018 (A) (B)	200	201
HSBC USA
2.375%, 02/13/2015	150	153
1.128%, 09/24/2018 (A)	300	304
ING Bank
1.886%, 09/25/2015 (A) (B)	1,000	1,021
International Lease Finance (B)
6.750%, 09/01/2016	650	729
6.500%, 09/01/2014	200	205
Intesa Sanpaolo
3.125%, 01/15/2016	200	205
John Deere Capital
0.950%, 06/29/2015	150	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase (A)
1.139%, 01/25/2018	$200	$202
0.865%, 01/28/2019	700	698
JPMorgan Chase Capital XXI
1.188%, 02/02/2037 (A)	250	187
Lloyds TSB Bank MTN
4.375%, 01/12/2015 (B)	566	584
Macquarie Group
1.236%, 01/31/2017 (A) (B)	650	650
Manufacturers & Traders Trust
0.611%, 01/30/2017 (A)	600	599
Metropolitan Life Global Funding I (B)
1.700%, 06/29/2015	175	177
1.500%, 01/10/2018	260	255
Morgan Stanley (A)
1.485%, 02/25/2016	700	710
1.087%, 01/24/2019	650	651
National Rural Utilities Cooperative Finance MTN
0.536%, 11/23/2016 (A)	900	901
New York Life Global Funding (B)
1.125%, 03/01/2017	600	601
0.587%, 05/23/2016 (A)	300	302
Nordea Bank
0.697%, 05/13/2016 (A) (B)	350	351
PACCAR Financial MTN
0.836%, 12/06/2018 (A)	515	519
0.507%, 02/08/2016 (A)	650	651
PNC Bank
1.150%, 11/01/2016	600	603
0.800%, 01/28/2016	250	251
Pricoa Global Funding I MTN (B)
1.150%, 11/25/2016	500	501
0.505%, 08/19/2015 (A)	525	526
Principal Life Global Funding II (B)
1.125%, 02/24/2017	650	648
0.604%, 05/27/2016 (A)	405	406
Prudential Financial MTN
1.016%, 08/15/2018 (A)	600	601
Reinsurance Group of America
5.625%, 03/15/2017	200	221
Residential Accredit Loans
5.291%, 01/25/2037	6,822	4,932
0.325%, 03/25/2047	1,971	1,531
RHP Hotel Properties ‡
5.000%, 04/15/2021	435	436
Royal Bank of Canada MTN
0.567%, 01/23/2017 (A)	700	700
Royal Bank of Scotland Group
2.550%, 09/18/2015	55	56
Societe Generale
1.327%, 10/01/2018 (A)	500	502
Sumitomo Mitsui Banking
0.670%, 01/10/2017 (A)	1,000	1,003
SunTrust Bank
0.677%, 02/15/2017 (A)	750	748
Svenska Handelsbanken
0.716%, 09/23/2016 (A)	700	703

27	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toronto-Dominion Bank MTN (A)
0.702%, 09/09/2016	$600	$602
0.542%, 07/14/2014	105	105
0.416%, 05/01/2015	250	250
Toyota Motor Credit
0.526%, 05/17/2016 (A)	100	101
UBS MTN
5.875%, 07/15/2016	250	278
Unitrin
6.000%, 05/15/2017	110	122
US Bancorp MTN
0.741%, 11/15/2018 (A)	800	800
Ventas Realty ‡
1.550%, 09/26/2016	400	405
Wells Fargo MTN
1.500%, 07/01/2015	300	304
0.867%, 04/23/2018 (A)	350	352
Western Union
1.234%, 08/21/2015 (A)	375	378
Westpac Banking
0.848%, 01/17/2019 (A)	1,000	1,002

		57,927

Health Care — 0.4%
AbbVie
0.997%, 11/06/2015 (A)	800	808
Alere
6.500%, 06/15/2020	1,200	1,260
Baxter International
0.413%, 12/11/2014 (A)	530	531
Express Scripts Holding
2.750%, 11/21/2014	300	305
LifePoint Hospitals
5.500%, 12/01/2021 (B)	1,225	1,282
McKesson
0.950%, 12/04/2015	580	582
Mylan
1.350%, 11/29/2016	650	653
Sanofi
0.557%, 03/28/2014 (A)	75	75
Thermo Fisher Scientific
1.300%, 02/01/2017	225	225
WellPoint
1.250%, 09/10/2015	716	722

		6,443

Industrials — 0.7%
Air Lease
4.500%, 01/15/2016	600	633
BNSF Funding Trust I
6.613%, 12/15/2055 (A)	2,261	2,496
Caterpillar Financial Services MTN (A)
0.474%, 02/26/2016	700	702
0.466%, 03/03/2017	1,000	1,000
Clean Harbors
5.250%, 08/01/2020	900	927
GATX
1.250%, 03/04/2017	345	345
General Electric Capital MTN
0.752%, 01/14/2019 (A)	400	399
John Deere Capital (A)
0.532%, 10/11/2016	485	486
0.363%, 06/15/2015	400	400

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Norbord
5.375%, 12/01/2020 (B)	$3,409	$3,443
Packaging Dynamics
8.750%, 02/01/2016 (B)	600	616
Penske Truck Leasing
2.500%, 07/11/2014 (B)	15	15
Pentair Finance
1.350%, 12/01/2015	80	81
Precision Castparts
0.700%, 12/20/2015	80	80
Rockwell Collins
0.593%, 12/15/2016 (A)	400	401

		12,024

Information Technology — 0.3%
Bankrate
6.125%, 08/15/2018 (B)	1,600	1,686
Hewlett-Packard
1.182%, 01/14/2019 (A)	750	751
iGATE
9.000%, 05/01/2016	875	924
International Business Machines
0.266%, 07/29/2015 (A)	450	450
Western Union
2.375%, 12/10/2015	30	31
WEX
4.750%, 02/01/2023 (B)	1,000	940

		4,782

Materials — 0.3%
E.I. du Pont de Nemours
0.666%, 03/25/2014 (A)	70	70
FMG Resources (B)
8.250%, 11/01/2019	1,000	1,103
6.875%, 02/01/2018	500	526
Glencore Funding LLC
1.394%, 05/27/2016 (A) (B)	400	399
Hecla Mining
6.875%, 05/01/2021	965	953
Hexion US Finance
6.625%, 04/15/2020	1,818	1,879
Rio Tinto Finance USA
1.084%, 06/17/2016 (A)	400	403
Yara International
5.250%, 12/15/2014 (B)	100	103

		5,436

Telecommunication Services — 1.1%
AT&T
0.800%, 12/01/2015	150	150
0.619%, 02/12/2016 (A)	750	751
British Telecommunications
1.625%, 06/28/2016	235	239
1.250%, 02/14/2017	415	416
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (B)	1,000	1,058
Cincinnati Bell
8.750%, 03/15/2018	1,000	1,046
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (B)	2,000	2,142
GTP Towers Issuer LLC
8.112%, 02/15/2015 (B)	1,000	1,032

28	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hughes Satellite Systems
6.500%, 06/15/2019	$250	$274
Intelsat Luxembourg
7.750%, 06/01/2021 (B)	1,605	1,727
SBA Tower Trust
4.254%, 04/15/2015 (B)	4,000	4,045
SoftBank
4.500%, 04/15/2020 (B)	1,751	1,762
Thomson Reuters
1.300%, 02/23/2017	400	400
T-Mobile USA
6.633%, 04/28/2021	758	821
Verizon Communications (A)
1.993%, 09/14/2018	435	456
1.773%, 09/15/2016	3,400	3,495

		19,814

Utilities — 0.1%
Dominion Gas Holdings LLC
1.050%, 11/01/2016 (B)	750	749
Duke Energy Indiana
0.592%, 07/11/2016 (A)	120	120
Duke Energy Ohio
0.376%, 03/06/2015 (A)	285	285
Southern California Edison
0.297%, 10/01/2014 (A)	700	700

		1,854

Total Corporate Obligations (Cost $162,240) ($ Thousands)		164,140

MUNICIPAL BONDS — 0.2%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	347
Illinois State, Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	330	331
1.044%, 04/01/2014	270	270
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (A)	290	294
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	285	284
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	275	285
New York State, Dormitory Authority, Ser B
4.811%, 12/15/2014	300	310
New York State, Sales Tax Asset Receivable, Ser B, RB, NATL-RE
4.660%, 10/15/2014	500	513
Oregon State, School Boards Association, Ser A, GO, NATL-RE FGIC
0.000%, 06/30/2015	375	370
San Francisco City & County, Airports Commission San Francisco International Airport Project, RB
2.021%, 05/01/2014	175	175

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

Suffolk County, New York, Ser I, GO
1.500%, 08/14/2014	$1,250	$1,257

Total Municipal Bonds (Cost $4,431) ($ Thousands)		4,436

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FNMA
0.500%, 07/02/2015	1,500	1,505
0.375%, 03/16/2015	2,000	2,004

Total U.S. Government Agency Obligations (Cost $3,509) ($ Thousands)		3,509

PREFERRED STOCK — 0.1%
Public Storage, 5.900% ‡	75,000	1,756

Total Preferred Stock (Cost $1,714) ($ Thousands)		1,756

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% * †	42,289,669	42,290

Total Cash Equivalent (Cost $42,290) ($ Thousands)		42,290

REPURCHASE AGREEMENT (E) — 0.3%
BNP Paribas 0.060%, dated 02/28/2014, to be repurchased on 03/03/2014, repurchase price $4,500,023 (collateralized by a U.S. Government obligation, coupon 4.500%, maturity 12/01/2043, par value $4,266,644; total market value $4,590,000)	4,500	4,500

Total Repurchase Agreement (Cost $4,500) ($ Thousands)		4,500

U.S. TREASURY OBLIGATION (F) (G) — 0.0%
U.S. Treasury Bills
0.060%, 04/10/2014	750	750

Total U.S. Treasury Obligation (Cost $750) ($ Thousands)		750

Total Investments — 100.4% (Cost $1,798,447) ($ Thousands) ††		$1,810,841

29	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Opportunistic Income Fund

February 28, 2014

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(94)	Jun-2014	$(17)
U.S. Long Treasury Bond	(39)	Jun-2014	(37)
U.S. 2-Year Treasury Note	(9)	Jun-2014	—
U.S. 5-Year Treasury Note	(136)	Jul-2014	(21)

			$(75)

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,804,193 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security in default on interest payments.

(E)	Tri-Party Repurchase Agreement.

(F)	The rate reported is the effective yield at time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $1,798,447 ($ Thousands), and the unrealized appreciation and depreciation were $16,243 ($ Thousands) and $(3,849) ($ Thousands), respectively.

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Company

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$698,759	$1,950	$700,709
Loan Participations	—	461,118	—	461,118
Asset-Backed Securities	—	427,247	386	427,633
Corporate Obligations	—	164,140	—	164,140
Municipal Bonds	—	4,436	—	4,436
U.S. Government Agency Obligations	—	3,509	—	3,509
Preferred Stock	1,756	—	—	1,756
Cash Equivalent	42,290	—	—	42,290
Repurchase Agreement	—	4,500	—	4,500
U.S. Treasury Obligation	—	750	—	750

Total Investments in Securities	$44,046	$1,764,459	$2,336	$1,810,841

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(75)	$—	$—	$(75)

Total Other Financial Instruments	$(75)	$—	$—	$(75)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

30	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 29.3%

Agency Mortgage-Backed Obligations — 22.8%
FHLMC
11.000%, 02/17/2021	$430	$431
10.000%, 03/17/2026 to 10/01/2030	1,571	1,782
8.000%, 06/01/2030	4	4
7.500%, 08/01/2030 to 09/01/2038	1,343	1,581
7.000%, 11/01/2015 to 03/01/2039	584	654
6.500%, 06/01/2017 to 09/01/2039	5,498	6,125
6.000%, 04/01/2017 to 08/01/2038	11,095	12,308
5.500%, 11/01/2018 to 01/01/2039	32,062	35,552
5.000%, 02/01/2019 to 08/01/2041	29,559	32,331
4.500%, 07/01/2026 to 09/01/2042	23,759	25,552
4.000%, 10/01/2025 to 08/01/2043	54,743	57,391
3.500%, 01/01/2032 to 08/01/2043	30,886	31,068
3.000%, 07/01/2032 to 08/01/2043	11,947	11,594
2.710%, 07/01/2042 (A)	4,347	4,402
2.500%, 05/01/2028	5,751	5,791
2.097%, 10/01/2036 (A)	889	942
FHLMC ARM (A)
6.270%, 11/01/2037	176	186
5.579%, 06/01/2037	178	189
5.054%, 02/01/2037	86	90
5.050%, 01/01/2035	110	117
4.759%, 07/01/2036	293	315
3.974%, 04/01/2037	23	25
3.201%, 11/01/2043	1,898	1,974
3.158%, 03/01/2044	340	353
3.086%, 05/01/2036	336	357
3.077%, 03/01/2037	187	199
3.060%, 02/01/2037	134	142
2.998%, 04/01/2037	97	104
2.985%, 03/01/2037	483	517
2.930%, 05/01/2037	1,201	1,282
2.922%, 04/01/2037	515	550
2.909%, 01/01/2044	1,503	1,549
2.877%, 05/01/2037	498	535
2.861%, 12/01/2036	226	241
2.823%, 04/01/2038	176	189
2.700%, 05/01/2038	459	490
2.683%, 11/01/2036	131	139
2.682%, 11/01/2042	1,355	1,363
2.680%, 12/01/2036	373	396
2.672%, 05/01/2037	297	320
2.650%, 09/01/2036	622	668
2.516%, 09/01/2036	311	329
2.495%, 05/01/2037	153	162
2.485%, 02/01/2037	778	831
2.481%, 10/01/2036	1,137	1,203
2.480%, 10/01/2036 to 10/01/2037	1,133	1,211

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.410%, 09/01/2036	$94	$100
2.394%, 01/01/2037	1,131	1,201
2.385%, 05/01/2037	413	444
2.375%, 05/01/2036 to 11/01/2036	540	573
2.370%, 05/01/2036	272	292
2.368%, 11/01/2036	314	334
2.351%, 12/01/2036	542	583
2.324%, 09/01/2036	3,531	3,764
2.315%, 12/01/2036	95	100
2.296%, 08/01/2037	1,125	1,200
2.265%, 11/01/2036	317	338
2.220%, 10/01/2036	121	129
2.219%, 12/01/2036	672	715
2.110%, 08/01/2036	978	1,039
2.087%, 07/01/2036	497	527
2.000%, 08/01/2036	397	423
1.963%, 05/01/2037	190	201
1.925%, 04/01/2037	227	242
1.855%, 05/01/2037	2,343	2,497
1.806%, 08/01/2037	652	696
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	7	8
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	180	202
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	654	739
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.546%, 02/15/2029 (A)	33	—
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	45	49
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	663	739
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	452	510
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	78	84
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	150	170
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	1,235	1,391
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	263	296
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	648	733
FHLMC CMO, Ser 2002-41, Cl 2A
6.242%, 07/25/2032 (A)	653	759
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	851	1,000
FHLMC CMO, Ser 2002-48, Cl 1A
5.839%, 07/25/2033 (A)	48	55
FHLMC CMO, Ser 2003-2551, Cl NS
14.200%, 01/15/2033 (A)	265	339
FHLMC CMO, Ser 2003-2631, Cl SA
14.567%, 06/15/2033 (A)	203	260
FHLMC CMO, Ser 2003-2671, Cl S
14.475%, 09/15/2033 (A)	196	252
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	446	474
FHLMC CMO, Ser 2003-2725, Cl SC
8.837%, 11/15/2033 (A)	131	146

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	$449	$532
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	561	652
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	489	551
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	619	716
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	508	610
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	680	807
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	909	980
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,641
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/2033	92	91
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	154	156
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028	74	73
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	1,762	1,911
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	697	830
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	542	657
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	732	877
FHLMC CMO, Ser 2005-2929, Cl PE, PO
5.000%, 05/15/2033	39	39
FHLMC CMO, Ser 2005-2945, Cl SA
12.016%, 03/15/2020 (A)	865	1,002
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020	96	95
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	319	360
FHLMC CMO, Ser 2005-2981, Cl FA
0.555%, 05/15/2035 (A)	335	337
FHLMC CMO, Ser 2005-2990, Cl LK
0.525%, 10/15/2034 (A)	522	521
FHLMC CMO, Ser 2005-3001, Cl HP
21.382%, 05/15/2035 (A)	93	130
FHLMC CMO, Ser 2005-3006, Cl QS
19.757%, 07/15/2035 (A)	467	657
FHLMC CMO, Ser 2005-3012, Cl GK
24.055%, 06/15/2035 (A)	116	179
FHLMC CMO, Ser 2005-3049, Cl XF
0.505%, 05/15/2033 (A)	382	382
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	263	249
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036	516	489
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	1,290	1,434

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	$532	$592
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036	238	223
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	362	330
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	390	431
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	603	626
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	1,088	1,235
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	482	520
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.496%, 08/15/2036 (A)	614	110
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.436%, 09/15/2036 (A)	276	40
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.246%, 01/15/2037 (A)	363	41
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	64	61
FHLMC CMO, Ser 2007-3345, Cl FP
0.355%, 11/15/2036 (A)	42	42
FHLMC CMO, Ser 2007-3345, Cl PF
0.335%, 05/15/2036 (A)	49	49
FHLMC CMO, Ser 2007-3346, Cl FA
0.385%, 02/15/2019 (A)	3,606	3,611
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037	110	104
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.296%, 11/15/2037 (A)	364	52
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.846%, 11/15/2037 (A)	394	60
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.266%, 11/15/2037 (A)	347	49
FHLMC CMO, Ser 2007-76, Cl 2A
3.292%, 10/25/2037 (A)	1,030	1,013
FHLMC CMO, Ser 2008-3422, Cl SE
17.064%, 02/15/2038 (A)	78	96
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.896%, 05/15/2038 (A)	380	60
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.876%, 05/15/2038 (A)	2,001	208
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.046%, 06/15/2038 (A)	1,605	225
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	211	234
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	421	394

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3515, Cl PI, IO
5.500%, 07/15/2037	$200	$11
FHLMC CMO, Ser 2009-3523, Cl SD
19.238%, 06/15/2036 (A)	205	276
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	2,530	2,830
FHLMC CMO, Ser 2009-3546, Cl A
2.104%, 02/15/2039 (A)	218	223
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	368	335
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036	346	318
FHLMC CMO, Ser 2009-3607, Cl BO, PO
0.000%, 04/15/2036	247	227
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	436	408
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.096%, 12/15/2039 (A)	990	149
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034	214	185
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	295	273
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.076%, 01/15/2040 (A)	383	55
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	2,720	3,039
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	3,742	3,826
FHLMC CMO, Ser 2010-3632, Cl BS
16.985%, 02/15/2040 (A)	400	591
FHLMC CMO, Ser 2010-3645, Cl KP
5.000%, 02/15/2040	2,923	3,227
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,303	3,632
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,066	1,149
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,363	1,483
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	1,527	169
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	1,705	2,051
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	516	596
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	1,336	268
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	1,328	80
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.846%, 10/15/2040 (A)	1,324	227
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	594	18
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	1,343	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	$867	$100
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	1,000	1,022
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	1,431	168
FHLMC CMO, Ser 2011-3802, Cl LS, IO
2.101%, 01/15/2040 (A)	2,026	138
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	852	953
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	564	599
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.796%, 05/15/2041 (A)	2,467	349
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	2,072	2,281
FHLMC CMO, Ser 2011-3895, Cl WA
5.716%, 10/15/2038 (A)	353	389
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.446%, 11/15/2041 (A)	2,446	480
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.456%, 04/15/2042 (A)	233	38
FHLMC CMO, Ser 2012-4048, Cl FB
0.642%, 10/15/2041 (A)	1,670	1,674
FHLMC CMO, Ser 2012-4048, Cl FJ
0.565%, 07/15/2037 (A)	1,434	1,425
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.796%, 06/15/2042 (A)	516	105
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.896%, 07/15/2042 (A)	269	62
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	3,562	498
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.896%, 08/15/2042 (A)	448	100
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	6,848	6,767
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,490	284
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.996%, 10/15/2042 (A)	1,570	340
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.996%, 11/15/2042 (A)	365	82
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.996%, 11/15/2042 (A)	373	84
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.996%, 11/15/2042 (A)	555	127
FHLMC CMO, Ser 2012-4147, Cl CS, IO
5.946%, 12/15/2042 (A)	1,040	251
FHLMC CMO, Ser 2013-4199, Cl SB, IO
6.046%, 05/15/2040 (A)	1,437	301

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	$716	$565
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,302	1,081
FHLMC CMO, Ser 2013-4217, Cl F
0.505%, 06/15/2043 (A)	1,776	1,752
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	916	728
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	452	506
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2009- K003, Cl AAB
4.768%, 05/25/2018	2,824	3,037
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2011- K010, Cl A1
3.320%, 07/25/2020	62	66
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2012- K020, Cl A2
2.373%, 05/25/2022	7,310	7,012
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K006, Cl AX1, IO
1.035%, 01/25/2020 (A)	18,317	910
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K007, Cl X1, IO
1.197%, 04/25/2020 (A)	10,898	595
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K008, Cl X1, IO
1.664%, 06/25/2020 (A)	6,913	548
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K009, Cl X1, IO
1.489%, 08/25/2020 (A)	5,896	424
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K015, Cl X1, IO
1.665%, 07/25/2021 (A)	6,829	670
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K016, Cl X1, IO
1.574%, 10/25/2021 (A)	2,260	217
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K017, Cl X1, IO
1.445%, 12/25/2021 (A)	3,547	308
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K021, Cl X1, IO
1.511%, 06/25/2022 (A)	5,932	574
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K024, Cl X1, IO
0.903%, 09/25/2022 (A)	3,180	190
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,549	2,824

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.546%, 08/15/2036 (A)	$973	$174
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	2,494	309
FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	3,234	3,267
FHLMC STRIPS CMO, Ser 2012-267, Cl F5
0.655%, 08/15/2042 (A)	2,752	2,753
FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	981	724
FHLMC, Ser 2011-3806, Cl L
3.500%, 02/15/2026	570	579
FHLMC, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	14,264	14,147
FHLMC, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,307
FNMA
8.000%, 04/01/2015 to 11/01/2037	284	327
7.500%, 06/01/2030 to 04/01/2039	1,661	1,954
7.000%, 12/01/2015 to 02/01/2039	4,709	5,326
6.500%, 05/01/2017 to 07/01/2039	11,486	12,908
6.000%, 06/01/2016 to 11/01/2048	31,099	34,617
5.500%, 05/01/2014 to 04/01/2040	52,006	57,293
5.000%, 02/01/2020 to 05/01/2042	62,641	69,146
4.762%, 02/01/2020	728	813
4.672%, 07/01/2020	716	798
4.640%, 01/01/2021	966	1,075
4.540%, 01/01/2020	1,420	1,575
4.530%, 12/01/2019	3,859	4,272
4.500%, 07/01/2020 to 12/01/2041	34,062	36,708
4.399%, 02/01/2020	6,000	6,617
4.390%, 05/01/2021	997	1,097
4.369%, 02/01/2020	1,905	2,098
4.368%, 04/01/2020	2,142	2,360
4.340%, 06/01/2021	1,000	1,095
4.338%, 11/01/2021	6,012	6,655
4.317%, 07/01/2021	1,257	1,406
4.300%, 04/01/2021	1,187	1,300
4.299%, 07/01/2021	5,414	5,928
4.260%, 07/01/2021	1,000	1,091
4.250%, 02/01/2020 to 04/01/2021	3,676	4,006
4.240%, 06/01/2021	992	1,081
4.120%, 04/01/2020	1,143	1,244
4.066%, 07/01/2020	2,444	2,662
4.060%, 07/01/2021	1,000	1,080
4.050%, 01/01/2021	1,430	1,543
4.000%, 04/01/2019 to 08/01/2043	68,465	72,276
3.976%, 11/01/2020	781	850

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.940%, 07/01/2021	$1,500	$1,606
3.930%, 01/01/2021	999	1,076
3.820%, 06/01/2017	1,885	2,023
3.800%, 03/01/2018	1,916	2,070
3.770%, 09/01/2021	3,000	3,155
3.740%, 07/01/2020	1,353	1,449
3.670%, 07/01/2023	1,500	1,556
3.630%, 01/01/2018	2,000	2,146
3.615%, 12/01/2020	3,784	3,999
3.590%, 12/01/2020	950	1,008
3.583%, 09/01/2020	6,662	7,083
3.520%, 01/01/2018	2,911	3,118
3.505%, 09/01/2020	4,725	5,007
3.500%, 07/01/2032 to 08/01/2043	62,872	63,486
3.430%, 10/01/2020	1,907	2,009
3.380%, 01/01/2018	1,500	1,602
3.290%, 10/01/2020	995	1,040
3.230%, 11/01/2020	1,470	1,531
3.030%, 12/01/2021	1,446	1,470
3.000%, 02/01/2033 to 03/01/2043	53,664	52,579
2.970%, 11/01/2018	1,417	1,482
2.940%, 05/01/2022	972	979
2.790%, 07/01/2022	1,000	997
2.690%, 10/01/2017	1,466	1,532
2.670%, 07/01/2022	971	961
2.646%, 10/01/2022	8,310	8,185
2.600%, 06/01/2022	967	954
2.500%, 11/01/2026 to 10/01/2042	30,583	30,427
2.490%, 03/01/2023	1,750	1,694
2.470%, 09/01/2022	1,462	1,424
2.400%, 12/01/2022 to 02/01/2023	3,700	3,569
2.390%, 12/01/2022	1,750	1,688
2.380%, 12/01/2022	2,000	1,928
2.370%, 07/01/2019 to 11/01/2022	2,000	1,985
2.340%, 12/01/2022 to 01/01/2023	4,392	4,217
2.320%, 12/01/2022	1,467	1,409
2.280%, 11/01/2022	1,957	1,874
2.210%, 12/01/2022	3,609	3,435
2.200%, 07/01/2019	2,438	2,468
2.190%, 12/01/2022	1,957	1,861
2.100%, 06/01/2019	1,000	1,009
2.030%, 08/01/2019	2,030	2,028
2.000%, 12/01/2020	1,500	1,444
1.940%, 07/01/2019	1,000	1,010
1.690%, 12/01/2019	2,000	1,943
1.580%, 01/01/2020	1,955	1,901
1.470%, 12/01/2019	1,463	1,419
1.400%, 07/01/2017	2,500	2,527
FNMA ARM (A)
6.255%, 08/01/2036	102	111
6.040%, 05/01/2037	52	55
5.784%, 06/01/2036	21	23
5.209%, 12/01/2035	167	180
3.536%, 03/01/2037	1,980	2,092
3.199%, 02/01/2044	1,513	1,571
3.140%, 02/01/2044	1,892	1,961
3.020%, 12/01/2043	1,584	1,646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.010%, 12/01/2043	$1,788	$1,858
3.000%, 12/01/2043	2,073	2,154
2.851%, 12/01/2043	1,428	1,471
2.809%, 03/01/2042	2,048	2,092
2.788%, 11/01/2036	334	356
2.785%, 01/01/2044	1,790	1,839
2.765%, 06/01/2042	5,961	6,061
2.748%, 09/01/2037	14	15
2.700%, 06/01/2036 to 10/01/2036	2,161	2,314
2.598%, 05/01/2036	159	170
2.595%, 06/01/2036	681	733
2.570%, 04/01/2037	490	525
2.569%, 07/01/2037	195	208
2.556%, 05/01/2043	920	914
2.524%, 02/01/2044	1,371	1,409
2.520%, 07/01/2036	390	416
2.519%, 11/01/2036	513	550
2.515%, 06/01/2036	350	375
2.473%, 09/01/2043	1,636	1,665
2.461%, 09/01/2037	346	370
2.443%, 12/01/2036	675	725
2.429%, 07/01/2037	559	595
2.420%, 08/01/2036	305	328
2.415%, 09/01/2036	359	390
2.405%, 02/01/2037	624	666
2.297%, 10/01/2036	310	335
2.265%, 11/01/2037	273	291
2.261%, 09/01/2036	195	210
2.173%, 11/01/2037	491	516
1.939%, 05/01/2037	1,440	1,514
1.832%, 01/01/2037	471	503
1.821%, 02/01/2037	292	305
1.799%, 09/01/2036	277	296
1.703%, 07/01/2037	256	266
0.608%, 09/01/2022	1,170	1,170
0.558%, 10/01/2022 to 01/01/2023	4,222	4,224
0.528%, 01/01/2023	978	979
0.518%, 01/01/2023	1,955	1,953
0.508%, 01/01/2023	3,500	3,501
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	137	156
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	344	392
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	445	501
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	318	367
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	135	178
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	641	706
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	667	744
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	541	602
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	478	543
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	353	395
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	449	492

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	$142	$137
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	476	548
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	43	48
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	314	328
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	377	442
FNMA CMO, Ser 2002-10, Cl SB
18.827%, 03/25/2017 (A)	39	47
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	545	646
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	633	732
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	2,126	2,449
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	30	32
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	474	499
FNMA CMO, Ser 2003-131, Cl SK
15.889%, 01/25/2034 (A)	284	366
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	1,985	2,177
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	2,000	2,215
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	136	109
FNMA CMO, Ser 2003-42, Cl EP
4.000%, 11/25/2022	27	27
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	396	417
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	2,061	2,185
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	1,086	1,199
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	344	327
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	147	154
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	60	60
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	136	135
FNMA CMO, Ser 2004-61, Cl FH
0.956%, 11/25/2032 (A)	689	704
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	1,241	1,380
FNMA CMO, Ser 2005-106, Cl US
23.997%, 11/25/2035 (A)	617	967
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	1,028	1,090
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	697	756
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/2035	862	948
FNMA CMO, Ser 2005-72, Cl SB
16.486%, 08/25/2035 (A)	199	248
FNMA CMO, Ser 2005-74, Cl CS
19.592%, 05/25/2035 (A)	334	463

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-74, Cl SK
19.702%, 05/25/2035 (A)	$255	$355
FNMA CMO, Ser 2005-90, Cl ES
16.486%, 10/25/2035 (A)	233	287
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035	165	156
FNMA CMO, Ser 2006-104, Cl IC, IO
6.445%, 11/25/2036 (A)	1,378	278
FNMA CMO, Ser 2006-117, Cl GS, IO
6.495%, 12/25/2036 (A)	250	50
FNMA CMO, Ser 2006-118, Cl A2
0.232%, 12/25/2036 (A)	608	593
FNMA CMO, Ser 2006-125, Cl SM, IO
7.045%, 01/25/2037 (A)	1,733	316
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	268	244
FNMA CMO, Ser 2006-23, Cl FK
0.406%, 04/25/2036 (A)	319	318
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	280	263
FNMA CMO, Ser 2006-3, Cl DO, PO
0.000%, 03/25/2036	338	314
FNMA CMO, Ser 2006-31, Cl PD
5.500%, 11/25/2034	74	74
FNMA CMO, Ser 2006-33, Cl LS
29.450%, 05/25/2036 (A)	211	372
FNMA CMO, Ser 2006-44, Cl FP
0.556%, 06/25/2036 (A)	276	277
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033	132	120
FNMA CMO, Ser 2006-46, Cl SW
23.629%, 06/25/2036 (A)	203	308
FNMA CMO, Ser 2006-51, Cl SP, IO
6.495%, 03/25/2036 (A)	302	44
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	406	450
FNMA CMO, Ser 2006-56, Cl FC
0.446%, 07/25/2036 (A)	338	338
FNMA CMO, Ser 2006-56, Cl PF
0.506%, 07/25/2036 (A)	403	404
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	288	281
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036	633	596
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	723	814
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	416	458
FNMA CMO, Ser 2006-94, Cl GI, IO
6.495%, 10/25/2026 (A)	822	133
FNMA CMO, Ser 2007-100, Cl SM, IO
6.295%, 10/25/2037 (A)	989	143
FNMA CMO, Ser 2007-101, Cl A2
0.406%, 06/27/2036 (A)	1,157	1,139
FNMA CMO, Ser 2007-112, Cl SA, IO
6.295%, 12/25/2037 (A)	801	117
FNMA CMO, Ser 2007-114, Cl A6
0.356%, 10/27/2037 (A)	1,600	1,596
FNMA CMO, Ser 2007-116, Cl HI, IO
1.577%, 01/25/2038 (A)	1,165	93
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	3,360	3,681

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-29, Cl SG
22.148%, 04/25/2037 (A)	$176	$259
FNMA CMO, Ser 2007-43, Cl FL
0.456%, 05/25/2037 (A)	141	141
FNMA CMO, Ser 2007-53, Cl SH, IO
5.945%, 06/25/2037 (A)	650	97
FNMA CMO, Ser 2007-54, Cl FA
0.556%, 06/25/2037 (A)	510	510
FNMA CMO, Ser 2007-60, Cl AX, IO
6.995%, 07/25/2037 (A)	1,275	205
FNMA CMO, Ser 2007-64, Cl FA
0.626%, 07/25/2037 (A)	56	56
FNMA CMO, Ser 2007-65, Cl KI, IO
6.465%, 07/25/2037 (A)	650	87
FNMA CMO, Ser 2007-68, Cl SC, IO
6.545%, 07/25/2037 (A)	827	138
FNMA CMO, Ser 2007-72, Cl EK, IO
6.245%, 07/25/2037 (A)	884	115
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	12	12
FNMA CMO, Ser 2007-79, Cl SB
23.447%, 08/25/2037 (A)	83	125
FNMA CMO, Ser 2007-85, Cl SG
15.861%, 09/25/2037 (A)	248	297
FNMA CMO, Ser 2007-92, Cl YS, IO
5.625%, 06/25/2037 (A)	801	88
FNMA CMO, Ser 2008-1, Cl BI, IO
5.755%, 02/25/2038 (A)	773	87
FNMA CMO, Ser 2008-20, Cl SA, IO
6.835%, 03/25/2038 (A)	492	81
FNMA CMO, Ser 2008-22, Cl SI, IO
6.275%, 03/25/2037 (A)	8,921	986
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	1,420	1,512
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	170	184
FNMA CMO, Ser 2008-24, Cl PF
0.806%, 02/25/2038 (A)	454	459
FNMA CMO, Ser 2008-32, Cl SA, IO
6.695%, 04/25/2038 (A)	267	38
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	631	7
FNMA CMO, Ser 2008-4, Cl SD, IO
5.845%, 02/25/2038 (A)	1,849	264
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	2,712	2,906
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	714
FNMA CMO, Ser 2009-103, Cl MB
2.526%, 12/25/2039 (A)	542	557
FNMA CMO, Ser 2009-17, Cl QS, IO
6.495%, 03/25/2039 (A)	364	62
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	1,695	1,829
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	519	77
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	915	865
FNMA CMO, Ser 2009-84, Cl WS, IO
5.745%, 10/25/2039 (A)	430	51
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	5,600	5,339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	$335	$56
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	642	582
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	755	14
FNMA CMO, Ser 2009-99, Cl SC, IO
6.025%, 12/25/2039 (A)	546	66
FNMA CMO, Ser 2010-1, Cl WA
6.191%, 02/25/2040 (A)	449	492
FNMA CMO, Ser 2010-100, Cl CS, IO
6.495%, 09/25/2040 (A)	3,051	540
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	1,644	1,770
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,819
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	1,206	1,318
FNMA CMO, Ser 2010-142, Cl SM, IO
6.375%, 12/25/2040 (A)	1,202	138
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	566	582
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	2,186	342
FNMA CMO, Ser 2010-16, Cl WA
6.434%, 03/25/2040 (A)	534	604
FNMA CMO, Ser 2010-23, Cl KS, IO
6.945%, 02/25/2040 (A)	639	102
FNMA CMO, Ser 2010-27, Cl AS, IO
6.325%, 04/25/2040 (A)	2,935	444
FNMA CMO, Ser 2010-35, Cl SB, IO
6.265%, 04/25/2040 (A)	678	89
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	295	268
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	748	784
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	926	1,015
FNMA CMO, Ser 2010-68, Cl SA, IO
4.845%, 07/25/2040 (A)	2,636	338
FNMA CMO, Ser 2010-M5, Cl A1
2.259%, 07/25/2020	64	65
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	4,835	939
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	472	506
FNMA CMO, Ser 2011-30, Cl LS, IO
2.649%, 04/25/2041 (A)	1,547	110
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	855	937
FNMA CMO, Ser 2011-75, Cl FA
0.706%, 08/25/2041 (A)	473	478
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	3,879	545
FNMA CMO, Ser 2011-96, Cl SA, IO
6.395%, 10/25/2041 (A)	4,563	746
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,593
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	7,950
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,660

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-101, Cl FC
0.656%, 09/25/2042 (A)	$924	$921
FNMA CMO, Ser 2012-111, Cl JS, IO
5.945%, 07/25/2040 (A)	2,470	492
FNMA CMO, Ser 2012-112, Cl FD
0.656%, 10/25/2042 (A)	938	937
FNMA CMO, Ser 2012-128, Cl SL, IO
5.995%, 11/25/2042 (A)	659	153
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.995%, 11/25/2042 (A)	1,120	257
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	21,724	20,740
FNMA CMO, Ser 2012-133, Cl CS, IO
5.995%, 12/25/2042 (A)	822	178
FNMA CMO, Ser 2012-133, Cl JP
2.500%, 07/25/2042	4,315	4,201
FNMA CMO, Ser 2012-133, Cl SA, IO
5.995%, 12/25/2042 (A)	377	86
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	2,025	1,991
FNMA CMO, Ser 2012-134, Cl MS, IO
5.995%, 12/25/2042 (A)	1,046	235
FNMA CMO, Ser 2012-134, Cl SK, IO
5.995%, 12/25/2042 (A)	833	179
FNMA CMO, Ser 2012-137, Cl CF
0.456%, 08/25/2041 (A)	1,395	1,382
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	2,391	309
FNMA CMO, Ser 2012-14, Cl FB
0.606%, 08/25/2037 (A)	778	781
FNMA CMO, Ser 2012-17, Cl WS, IO
6.395%, 07/25/2039 (A)	1,213	201
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	195	218
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	2,512	2,786
FNMA CMO, Ser 2012-47, Cl HF
0.556%, 05/25/2027 (A)	3,639	3,647
FNMA CMO, Ser 2012-70, Cl YS, IO
6.495%, 02/25/2041 (A)	760	148
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	155	140
FNMA CMO, Ser 2012-74, Cl SA, IO
6.495%, 03/25/2042 (A)	2,247	357
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	310	279
FNMA CMO, Ser 2012-75, Cl NS, IO
6.445%, 07/25/2042 (A)	887	168
FNMA CMO, Ser 2012-89, Cl FD
0.606%, 04/25/2039 (A)	1,342	1,340
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	9,312	1,161
FNMA CMO, Ser 2012-93, Cl SG, IO
5.945%, 09/25/2042 (A)	1,168	261
FNMA CMO, Ser 2012-97, Cl FB
0.656%, 09/25/2042 (A)	1,378	1,370
FNMA CMO, Ser 2012-M11, Cl FA
0.688%, 08/25/2019 (A)	1,389	1,391
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	8,154	8,138
FNMA CMO, Ser 2012-M15, Cl A
2.656%, 10/25/2022 (A)	7,018	6,864

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	$400	$396
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043	2,179	1,633
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043	4,959	3,798
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	1,178	874
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	5,863	6,044
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043	1,482	1,087
FNMA CMO, Ser 2013-19, Cl SK, IO
5.995%, 03/25/2043 (A)	757	168
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	2,239	299
FNMA CMO, Ser 2013-41, Cl WG
2.500%, 11/25/2042	1,207	1,190
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	5,360	6,020
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	4,893	5,421
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043	980	725
FNMA Grantor Trust CMO, Ser 2000- T6, Cl A1
7.500%, 06/25/2030	803	936
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A2
7.500%, 12/25/2041	1,399	1,625
FNMA Grantor Trust CMO, Ser 2002- T19, Cl A2
7.000%, 07/25/2042	526	583
FNMA Grantor Trust CMO, Ser 2004- T3, Cl 1A3
7.000%, 02/25/2044	578	658
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024	311	298
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	200	193
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	496	92
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	725	183
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	5,447	591
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	2,088	423
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	3,283	639
FNMA Interest STRIPS CMO, Ser 2012-409, Cl CS, IO
3.000%, 04/25/2027	3,657	457
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.656%, 08/25/2042 (A)	1,380	1,378

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Interest STRIPS CMO, Ser 2012-416, Cl A350
3.500%, 11/25/2042	$5,010	$5,110
FNMA TBA
3.500%, 03/01/2041	4,700	4,969
3.000%, 03/25/2027	1,100	1,139
FNMA Whole Loan CMO, Ser 2003- W1, Cl 2A
6.706%, 12/25/2042 (A)	755	890
FNMA Whole Loan CMO, Ser 2003- W17, Cl 1A7
5.750%, 08/25/2033	927	1,014
FNMA Whole Loan CMO, Ser 2003- W2, Cl 2A9
5.900%, 07/25/2042	1,044	1,165
FNMA Whole Loan CMO, Ser 2003- W6, Cl 3A
6.500%, 09/25/2042	398	453
FNMA Whole Loan CMO, Ser 2003- W8, Cl 2A
7.000%, 10/25/2042	335	385
FNMA Whole Loan CMO, Ser 2004- W1, Cl 2A2
7.000%, 12/25/2033	636	737
FNMA Whole Loan CMO, Ser 2004- W10, Cl A6
5.750%, 08/25/2034	2,000	2,205
FNMA Whole Loan CMO, Ser 2004- W2, Cl 2A2
7.000%, 02/25/2044	629	734
FNMA Whole Loan CMO, Ser 2004- W9, Cl 2A1
6.500%, 02/25/2044	543	621
FNMA Whole Loan CMO, Ser 2005- W3, Cl 2AF
0.376%, 03/25/2045 (A)	1,671	1,667
FNMA Whole Loan CMO, Ser 2006- W1, Cl 1A3
7.500%, 12/25/2045	249	290
FNMA Whole Loan CMO, Ser 2006- W2, Cl 1AF1
0.376%, 02/25/2036 (A)	397	392
FNMA Whole Loan CMO, Ser 2007- W1, Cl 1AF1
0.416%, 11/25/2046 (A)	854	849
FNMA Whole Loan CMO, Ser 2007- W7, Cl 1A4
38.247%, 07/25/2037 (A)	30	53
FNMA Whole Loan CMO, Ser 2009- W1, Cl A
6.000%, 12/25/2049	1,209	1,373
FREMF Mortgage Trust, Ser K714, Cl B
3.856%, 01/25/2047 (A) (B)	730	730
FREMF Mortgage Trust, Ser K714, Cl C
3.856%, 01/25/2047 (A) (B)	390	372
GNMA
9.500%, 12/15/2020	4	5
7.500%, 10/15/2037 to 09/20/2038	716	836
7.000%, 12/20/2017 to 06/15/2035	2,662	3,078
6.500%, 01/15/2024 to 02/15/2039	3,962	4,522

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 12/15/2023 to 10/20/2040	$13,056	$14,908
5.000%, 07/20/2040 to 11/20/2040	951	1,056
4.500%, 01/20/2040 to 07/20/2041	16,990	18,535
GNMA ARM (A)
1.625%, 04/20/2028 to 07/20/2034	679	706
1.550%, 01/20/2060	1,318	1,349
GNMA CMO, Ser 2001-18, Cl WH
31.948%, 04/20/2031 (A)	75	152
GNMA CMO, Ser 2001-22, Cl PS
20.606%, 03/17/2031 (A)	518	778
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,255	1,423
GNMA CMO, Ser 2002-23, Cl SD
20.528%, 04/16/2032 (A)	722	1,100
GNMA CMO, Ser 2002-51, Cl SG
31.833%, 04/20/2031 (A)	63	127
GNMA CMO, Ser 2002-57, Cl SB
110.183%, 08/16/2032	60	284
GNMA CMO, Ser 2002-69, Cl SC
16.161%, 02/20/2032 (A)	21	22
GNMA CMO, Ser 2003-60, Cl GS
12.159%, 05/16/2033 (A)	68	82
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	3,024	3,397
GNMA CMO, Ser 2003-97, Cl SA, IO
6.396%, 11/16/2033 (A)	388	86
GNMA CMO, Ser 2004-17, Cl MZ
5.500%, 03/16/2034	1,248	1,413
GNMA CMO, Ser 2004-28, Cl SV
8.846%, 04/20/2034 (A)	576	628
GNMA CMO, Ser 2004-34, Cl CS
19.559%, 02/20/2034 (A)	40	57
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	182	197
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	30	30
GNMA CMO, Ser 2004-87, Cl SB
7.495%, 03/17/2033 (A)	124	133
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	86	91
GNMA CMO, Ser 2005-3, Cl SB, IO
5.946%, 01/20/2035 (A)	802	116
GNMA CMO, Ser 2005-7, Cl JM
16.380%, 05/18/2034 (A)	107	124
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,173
GNMA CMO, Ser 2006-16, Cl GS, IO
6.836%, 04/20/2036 (A)	978	171
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	75	67
GNMA CMO, Ser 2006-38, Cl SG, IO
6.496%, 09/20/2033 (A)	668	31
GNMA CMO, Ser 2006-38, Cl SW, IO
6.346%, 06/20/2036 (A)	617	84
GNMA CMO, Ser 2007-17, Cl AF
0.355%, 04/16/2037 (A)	535	534
GNMA CMO, Ser 2007-26, Cl SW, IO
6.046%, 05/20/2037 (A)	1,239	195

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-27, Cl SD, IO
6.046%, 05/20/2037 (A)	$497	$80
GNMA CMO, Ser 2007-42, Cl SB, IO
6.596%, 07/20/2037 (A)	710	123
GNMA CMO, Ser 2007-45, Cl QA, IO
6.486%, 07/20/2037 (A)	439	76
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.396%, 11/20/2037 (A)	481	81
GNMA CMO, Ser 2007-78, Cl SA, IO
6.376%, 12/16/2037 (A)	7,896	1,487
GNMA CMO, Ser 2007-81, Cl SP, IO
6.496%, 12/20/2037 (A)	612	105
GNMA CMO, Ser 2007-82, Cl SA, IO
6.376%, 12/20/2037 (A)	400	69
GNMA CMO, Ser 2007-9, Cl CI, IO
6.046%, 03/20/2037 (A)	582	92
GNMA CMO, Ser 2008-10, Cl S, IO
5.676%, 02/20/2038 (A)	733	114
GNMA CMO, Ser 2008-2, Cl MS, IO
7.006%, 01/16/2038 (A)	430	75
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	151	147
GNMA CMO, Ser 2008-33, Cl XS, IO
7.546%, 04/16/2038 (A)	281	53
GNMA CMO, Ser 2008-55, Cl SA, IO
6.046%, 06/20/2038 (A)	666	104
GNMA CMO, Ser 2008-95, Cl DS, IO
7.146%, 12/20/2038 (A)	1,023	178
GNMA CMO, Ser 2009-102, Cl SM, IO
6.246%, 06/16/2039 (A)	1,223	146
GNMA CMO, Ser 2009-106, Cl AS, IO
6.246%, 11/16/2039 (A)	1,197	206
GNMA CMO, Ser 2009-106, Cl KS, IO
6.246%, 11/20/2039 (A)	12,195	1,936
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	392	83
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	19	4
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	728	101
GNMA CMO, Ser 2009-22, Cl SA, IO
6.116%, 04/20/2039 (A)	1,037	143
GNMA CMO, Ser 2009-24, Cl DS, IO
6.146%, 03/20/2039 (A)	452	51
GNMA CMO, Ser 2009-25, Cl SE, IO
7.446%, 09/20/2038 (A)	396	73
GNMA CMO, Ser 2009-31, Cl TS, IO
6.146%, 03/20/2039 (A)	950	129
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	166	33
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,305	44
GNMA CMO, Ser 2009-42, Cl SC, IO
5.926%, 06/20/2039 (A)	328	46
GNMA CMO, Ser 2009-43, Cl SA, IO
5.796%, 06/20/2039 (A)	832	115
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	968	1,024
GNMA CMO, Ser 2009-6, Cl SH, IO
5.886%, 02/20/2039 (A)	707	99
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	445	74

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-65, Cl TS, IO
6.246%, 12/20/2038 (A)	$1,336	$182
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,613
GNMA CMO, Ser 2009-66, Cl XS, IO
6.646%, 07/16/2039 (A)	127	20
GNMA CMO, Ser 2009-67, Cl SA, IO
5.896%, 08/16/2039 (A)	819	118
GNMA CMO, Ser 2009-72, Cl SM, IO
6.096%, 08/16/2039 (A)	1,202	186
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	756	795
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	713	651
GNMA CMO, Ser 2009-8, Cl PS, IO
6.146%, 08/16/2038 (A)	109	15
GNMA CMO, Ser 2009-83, Cl TS, IO
5.946%, 08/20/2039 (A)	816	114
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032	330	322
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035	388	355
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	425	363
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	3,421	411
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	1,146	943
GNMA CMO, Ser 2010-31, Cl GS, IO
6.346%, 03/20/2039 (A)	689	101
GNMA CMO, Ser 2010-4, Cl NS, IO
6.236%, 01/16/2040 (A)	15,371	2,385
GNMA CMO, Ser 2010-4, Cl SL, IO
6.246%, 01/16/2040 (A)	322	52
GNMA CMO, Ser 2010-47, Cl PX, IO
6.546%, 06/20/2037 (A)	1,879	346
GNMA CMO, Ser 2010-47, Cl XN, IO
6.396%, 04/16/2034 (A)	163	9
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,087
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	997
GNMA CMO, Ser 2010-85, Cl HS, IO
6.496%, 01/20/2040 (A)	1,102	188
GNMA CMO, Ser 2010-H10, Cl FC
1.161%, 05/20/2060 (A)	4,732	4,796
GNMA CMO, Ser 2010-H17, Cl XQ
5.245%, 07/20/2060 (A)	1,802	2,029
GNMA CMO, Ser 2010-H26, Cl LF
0.518%, 08/20/2058 (A)	6,408	6,354
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	132	32
GNMA CMO, Ser 2011-163, Cl WA
5.832%, 12/20/2038 (A)	751	822
GNMA CMO, Ser 2011-H09, Cl AF
0.668%, 03/20/2061 (A)	1,636	1,629
GNMA CMO, Ser 2012-100, Cl IO, IO
0.825%, 08/16/2052 (A)	3,973	263
GNMA CMO, Ser 2012-141, Cl WC
3.758%, 01/20/2042 (A)	862	897
GNMA CMO, Ser 2012-61, Cl FM
0.555%, 05/16/2042 (A)	1,207	1,205

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	$2,481	$369
GNMA CMO, Ser 2012-98, Cl SA, IO
5.946%, 08/16/2042 (A)	1,784	293
GNMA CMO, Ser 2012-H15, Cl FA
0.618%, 05/20/2062 (A)	1,341	1,344
GNMA CMO, Ser 2012-H21, Cl CF
0.868%, 05/20/2061 (A)	2,204	2,211
GNMA CMO, Ser 2012-H21, Cl DF
0.818%, 05/20/2061 (A)	1,475	1,477
GNMA CMO, Ser 2012-H22, Cl FD
0.638%, 01/20/2061 (A)	2,432	2,423
GNMA CMO, Ser 2012-H24, Cl FA
0.618%, 03/20/2060 (A)	1,340	1,342
GNMA CMO, Ser 2012-H24, Cl FE
0.768%, 10/20/2062 (A)	1,508	1,508
GNMA CMO, Ser 2012-H24, Cl FG
0.598%, 04/20/2060 (A)	2,246	2,250
GNMA CMO, Ser 2012-H26, Cl MA
0.718%, 07/20/2062 (A)	1,459	1,457
GNMA CMO, Ser 2012-H27, Cl FB
0.668%, 10/20/2062 (A)	3,329	3,321
GNMA CMO, Ser 2012-H28, Cl FA
0.748%, 09/20/2062 (A)	2,361	2,359
GNMA CMO, Ser 2012-H30, Cl JA
0.648%, 01/20/2060 (A)	1,473	1,477
GNMA CMO, Ser 2012-H30, Cl PA
0.618%, 11/20/2059 (A)	1,239	1,241
GNMA CMO, Ser 2013-152, Cl HS, IO
6.546%, 06/20/2043 (A)	2,876	602
GNMA CMO, Ser 2013-H01, Cl FA
1.650%, 01/20/2063	3,590	3,525
GNMA CMO, Ser 2013-H01, Cl JA
0.488%, 01/20/2063 (A)	1,460	1,439
GNMA CMO, Ser 2013-H01, Cl TA
0.668%, 01/20/2063 (A)	1,936	1,930
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	1,504	1,476
GNMA CMO, Ser 2014-H04, Cl FB
0.817%, 02/20/2064 (A)	3,059	3,046
GNMA, Ser 112, Cl IO, IO
0.857%, 02/16/2053 (A)	31,644	2,130
GNMA, Ser 114, Cl IO, IO
1.033%, 01/16/2053 (A)	9,866	875
GNMA, Ser 125, Cl IO, IO
0.857%, 02/16/2053 (A)	15,686	1,122
GNMA, Ser 142, Cl IO, IO
0.951%, 09/16/2046 (A)	43,499	2,298
GNMA, Ser 193, Cl AB
2.000%, 12/16/2049	2,055	2,049
GNMA, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	1,607	1,650
GNMA, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	4,852	4,983
GNMA, Ser 2013-178, Cl A
2.250%, 03/16/2035	3,125	3,135
GNMA, Ser 2013-178, Cl IO, IO
0.948%, 06/16/2055 (A)	7,670	504
GNMA, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	49,174	3,348
GNMA, Ser 27, Cl IO, IO
1.292%, 04/16/2053 (A)	14,229	959

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA, Ser 44, Cl IO, IO
1.056%, 03/16/2049 (A)	$20,950	$1,294
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,148
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	5,371	5,540
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.608%, 10/07/2020 (A)	8,505	8,555
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.533%, 11/06/2017 (A)	3,635	3,643
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.633%, 11/05/2020 (A)	2,922	2,936
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.718%, 12/08/2020 (A)	1,268	1,279
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.723%, 12/08/2020 (A)	453	456
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	254	259
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.608%, 01/08/2020 (A)	65	66
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.563%, 02/06/2020 (A)	763	765

		1,415,314

Non-Agency Mortgage-Backed Obligations — 6.5%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (B)	522	524
A10 Securitization LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (B)	250	251
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.408%, 02/02/2037 (A) (B)	256	248
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (B)	1,095	1,110
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (B)	117	118
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (B)	570	588
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.059%, 11/25/2046 (A)	1,189	624
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.281%, 03/25/2047 (A)	72	55
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.906%, 05/24/2036 (A) (B)	141	142

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.906%, 05/24/2036 (A) (B)	$400	$416
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.272%, 03/26/2037 (A) (B)	889	887
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (B)	451	472
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.384%, 10/28/2036 (A) (B)	29	28
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
4.785%, 11/28/2035 (A) (B)	428	420
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	227	240
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	450	478
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	328	342
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	329	333
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	189	195
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	222	228
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	238	250
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.199%, 11/25/2021 (A)	131	128
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.374%, 04/25/2037 (A)	348	291
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	715	740
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	500	521
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,089
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	300	316
Banc of America Commercial Mortgage, Ser 2005-6, Cl A4
5.185%, 09/10/2047 (A)	70	74
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	500	534
Banc of America Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	554	596

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	$813	$883
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	800	869
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	531
Banc of America Commercial Mortgage, Ser 2006-5, Cl AM
5.448%, 09/10/2047	2,370	2,549
Banc of America Commercial Mortgage, Ser 5, Cl A4
5.492%, 02/10/2051	300	329
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	19	20
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	280	302
Banc of America Funding, Ser 2004-C, Cl 1A1
5.082%, 12/20/2034 (A)	130	130
Banc of America Funding, Ser 2005-B, Cl 2A1
2.834%, 04/20/2035 (A)	3,192	2,961
Banc of America Funding, Ser 2006-G, Cl 2A3
0.324%, 07/20/2036 (A)	1,893	1,887
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.162%, 08/26/2035 (A) (B)	375	385
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	209	217
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	1,637	1,635
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	400	418
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.706%, 05/25/2018 (A)	103	99
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.606%, 08/25/2018 (A)	77	76
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.106%, 02/25/2033 (A)	3	3
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.901%, 06/25/2033 (A)	210	212
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	383	397
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	83	85
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	64	65

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	$78	$82
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (B)	411	399
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.476%, 11/25/2035 (A) (B)	4,493	3,867
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.386%, 12/25/2036 (A) (B)	2,001	1,736
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)	900	859
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	1,500	1,440
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	304	311
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (B)	466	486
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	541	556
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (B)	485	492
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.343%, 04/26/2037 (A) (B)	559	568
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.991%, 04/26/2035 (A) (B)	115	112
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.286%, 07/26/2045 (A) (B)	811	786
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.961%, 01/26/2036 (A) (B)	30	30
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.838%, 02/26/2047 (A) (B)	217	212
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.041%, 05/26/2035 (A) (B)	700	666
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
1.049%, 09/26/2037 (A) (B)	849	774
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (B)	732	755
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.311%, 05/28/2036 (A) (B)	631	589
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.652%, 07/26/2036 (A) (B)	302	301
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.355%, 05/26/2036 (A) (B)	1,435	1,353

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.326%, 08/26/2036 (A) (B)	$507	$492
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
2.188%, 05/26/2037 (A) (B)	506	507
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.934%, 05/25/2034 (A)	104	104
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.229%, 05/25/2034 (A)	303	297
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.210%, 08/25/2035 (A)	292	296
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.896%, 11/25/2034 (A)	37	36
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.587%, 08/25/2034 (A)	2,427	2,460
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.636%, 04/25/2035 (A)	180	172
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	77	77
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.753%, 06/11/2041 (A) (B)	12,676	97
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (A)	152	157
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.439%, 03/11/2039 (A)	1,697	1,821
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.580%, 04/12/2038 (A)	4,785	5,142
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	299	327
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	400	421
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	1,050	1,202
Bear Stearns Commercial Mortgage Securities, Ser 2007-PWR18, Cl AMA
6.087%, 06/11/2050 (A)	2,250	2,550
CAM Mortgage Trust, Ser 2014-1, Cl A
3.352%, 12/15/2053 (B)	311	311
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.219%, 07/15/2044 (A)	600	634
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.356%, 01/15/2046 (A)	200	215

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.081%, 01/15/2046 (A) (B)	$67,346	$78
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	134	137
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.172%, 12/11/2049 (A) (B)	37,825	358
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	2,670	2,974
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.706%, 02/25/2037 (A)	203	202
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.679%, 02/25/2037 (A)	139	138
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.790%, 07/25/2037 (A)	319	320
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A1
0.436%, 01/25/2035 (A) (B)	32	28
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	440	457
Citigroup Commercial Mortgage Trust, Ser GC19, Cl AAB
3.552%, 03/10/2047	949	977
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
3.031%, 02/25/2034 (A)	47	45
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
4.547%, 05/25/2034 (A) (B)	511	529
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
3.588%, 08/25/2034 (A)	133	129
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	294	303
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.855%, 11/25/2038 (A) (B)	670	675
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.421%, 09/25/2033 (A) (B)	408	416
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (B)	580	613
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (B)	1,010	1,055
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (B)	161	163
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	1,305	1,347

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	$1,459	$1,512
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.346%, 02/25/2046 (A) (B)	420	397
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	702	661
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,070	1,158
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	520	575
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/2043 (A)	600	623
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	1,153	1,242
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
1.937%, 08/15/2045 (A)	1,205	132
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	87
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.099%, 11/17/2026 (A) (B)	315	316
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR7, Cl A4
3.213%, 03/10/2046	1,075	1,054
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	710	736
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	453
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	1,867	1,935
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	196
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.086%, 10/10/2046 (A)	90	92
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	1,412	1,419
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	1,270	1,245
Commercial Mortgage Pass-Through Certificates, Ser CR10, Cl A4
4.210%, 08/10/2046 (A)	1,200	1,266
Commercial Mortgage Pass-Through Certificates, Ser CR15, Cl A4
4.074%, 02/10/2047 (A)	703	732

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser TWC, Cl A
1.004%, 02/13/2032 (A) (B)	$550	$549
Commercial Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	927	955
Commercial Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/2046	1,756	1,854
Commercial Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046 (A)	938	998
Commercial Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	1,983	2,091
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,429	1,533
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,500	1,489
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	123	125
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	475	498
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031	183	158
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.234%, 08/25/2035 (A)	665	451
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	497	519
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.686%, 12/25/2033 (A)	375	373
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	735	771
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.572%, 08/25/2018 (A)	35	37
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
4.919%, 08/25/2034 (A)	505	511
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.714%, 09/25/2034 (A)	57	46
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	450	480

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	$348	$358
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	555	535
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.556%, 09/25/2035 (A) (B)	3,284	2,965
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,465	1,592
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	588	602
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	263	269
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	198	216
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	305	315
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	409	447
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	487	527
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.642%, 06/25/2034 (A)	403	396
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	432	439
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	417
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	1,039	1,086
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.681%, 03/15/2039 (A)	825	886
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.524%, 09/26/2046 (A) (B)	184	183
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
3.924%, 06/25/2050 (A) (B)	400	397
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (B)	186	188
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.159%, 02/27/2047 (A) (B)	335	335

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.706%, 07/28/2036 (A) (B)	$479	$481
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.415%, 08/28/2047 (A) (B)	231	231
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.165%, 03/27/2046 (A) (B)	1,044	1,049
Credit Suisse Mortgage Capital Certificates, Ser 2012-11R, Cl A6
1.159%, 06/28/2047 (A) (B)	3,630	3,577
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/2037 (A) (B)	695	709
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	2,845	3,100
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (B)	93	93
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	1,292	1,354
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	2,176	2,376
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.432%, 08/10/2044 (A) (B)	6,487	209
DBUBS Mortgage Trust, Ser LC1A, Cl A3
5.002%, 11/10/2046 (B)	2,055	2,308
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.615%, 04/26/2037 (A) (B)	93	92
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.693%, 02/25/2020 (A)	178	184
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	2,540	2,584
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.954%, 11/19/2044 (A)	1,438	1,064
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	550	548
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.718%, 02/25/2048 (A) (B)	1,996	2,004
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	84	85
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.192%, 09/25/2034 (A)	413	403
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	187	189
GE Business Loan Trust, Ser 2003-2A, Cl A
0.525%, 11/15/2031 (A) (B)	3,581	3,429
GE Business Loan Trust, Ser 2005-2A, Cl B
0.655%, 11/15/2033 (A) (B)	1,415	1,297

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	$75	$77
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/2048 (A)	1,000	1,032
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	500	513
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	700	733
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,852
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.965%, 10/19/2033 (A)	988	979
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	323	336
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	448	462
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	378	397
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	137	141
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/2042 (A)	220	226
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	875	919
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
5.820%, 07/10/2038 (A)	1,160	1,271
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	736	760
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,072
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.579%, 11/10/2039 (A) (B)	9,452	121
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.806%, 08/10/2045 (A) (C)	1,535	1,694
GS Mortgage Securities II, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	55	57
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	10,105	10,506
GS Mortgage Securities II, Ser 2011-GC5, Cl XA, IO
1.721%, 08/10/2044 (A) (B)	2,120	147
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	900	867

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2013-GC16, Cl A
4.649%, 11/10/2046	$890	$944
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/2046	2,280	2,404
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	720	762
GS Mortgage Securities Trust, Ser GC16, Cl A3
4.244%, 11/10/2046	1,760	1,854
GS Mortgage Securities Trust, Ser GC16, Cl AAB
3.813%, 11/10/2046	2,356	2,468
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	297	297
GS Mortgage Securities, Ser ALOH, Cl A
3.551%, 04/10/2034 (B)	329	333
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	3	3
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.506%, 09/25/2035 (A) (B)	478	408
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.875%, 09/25/2035 (A) (B)	382	54
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	405	422
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.656%, 06/25/2035 (A)	67	65
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	83	83
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.606%, 10/25/2034 (A)	669	669
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.456%, 05/25/2035 (A)	313	316
Impac CMB Trust, Ser 2007-A, Cl M1
0.556%, 05/25/2037 (A)	3,031	2,735
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	5,094	5,724
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	489	516
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.506%, 05/25/2036 (A)	393	383
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.506%, 08/25/2036 (A)	913	893
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
2.799%, 11/25/2037 (A)	1,154	1,070
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.715%, 10/25/2034 (A)	21	21

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.016%, 09/25/2034 (A)	$34	$29
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.956%, 11/25/2034 (A)	55	48
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	1,369	1,369
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	608	633
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (A)	693	728
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	1,000	1,044
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	410	422
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl A4
4.096%, 11/15/2045	1,757	1,831
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl B
4.887%, 01/15/2047 (A)	230	239
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	981	988
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.389%, 08/12/2037 (A)	700	733
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	188	190
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	716	763
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.248%, 06/12/2043 (A)	42,988	264
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	2,529	2,733
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	575	626
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	223	225

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.310%, 05/15/2047 (A)	$403	$401
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	1,533	1,707
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
5.882%, 02/12/2051 (A)	475	540
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	3,667	3,909
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	852	892
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (B)	1,725	1,866
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	711	743
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	1,501	1,474
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl A
1.555%, 10/15/2030 (A) (B)	1,550	1,551
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-INN, Cl C
2.705%, 10/15/2030 (A) (B)	1,190	1,191
JPMorgan Chase Commercial Mortgage Securities, Ser C3, Cl A3
4.388%, 02/15/2046 (B)	3,886	4,264
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/2047	150	165
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.755%, 07/25/2034 (A)	104	108
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.091%, 06/25/2034 (A)	1,328	1,309
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.770%, 09/25/2034 (A)	106	109
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.580%, 02/25/2035 (A)	489	498
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.890%, 04/25/2035 (A)	226	234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.755%, 06/25/2035 (A)	$533	$539
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.733%, 08/25/2034 (A)	786	786
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.549%, 11/25/2033 (A)	819	820
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.722%, 08/25/2034 (A)	415	421
JPMorgan Re-REMIC, Ser 2009-6, Cl 4A1
2.703%, 09/26/2036 (A) (B)	246	248
JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (B)	190	189
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.882%, 07/15/2044 (A)	767	773
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.891%, 07/15/2044 (A)	380	427
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	314	318
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	350	371
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.366%, 02/15/2041 (A) (B)	22,798	145
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.837%, 06/15/2038 (A)	443	481
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	134	148
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	167
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.170%, 09/15/2045 (A)	500	575
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.305%, 11/27/2037 (A) (B)	300	312
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.637%, 11/21/2034 (A)	1,235	1,262
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.637%, 11/21/2034 (A)	9,080	9,462
Master Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.630%, 06/25/2034 (A)	20	19
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	204	219
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	1,458	1,551

18	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	$591	$503
Master Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	544	573
Master Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	37	37
Master Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	207	215
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,336	2,398
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.506%, 05/25/2035 (A) (B)	472	401
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)	134	107
Master Seasoned Securities Trust, Ser 2004-1, Cl 4A1
2.582%, 10/25/2032 (A)	10	10
Master Seasoned Securities Trust, Ser 2005-1, Cl 4A1
2.402%, 10/25/2032 (A)	96	97
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.641%, 07/25/2033 (A)	113	116
Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.146%, 12/25/2034 (A)	455	460
Merrill Lynch Mortgage Investors, Ser 2004-A, Cl A2
0.873%, 04/25/2029 (A)	291	285
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.395%, 02/25/2034 (A)	127	129
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
4.417%, 02/25/2034 (A)	893	904
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.490%, 08/25/2034 (A)	242	249
Merrill Lynch Mortgage Investors, Ser 2004-B, Cl A3
1.980%, 05/25/2029 (A)	458	467
Merrill Lynch Mortgage Investors, Ser 2004-D, Cl A2
1.117%, 09/25/2029 (A)	332	325
Merrill Lynch Mortgage Investors, Ser 2005-1, Cl 2A1
2.124%, 04/25/2035 (A)	44	42
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	1,093	1,162
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.367%, 01/12/2044 (A)	480	516
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.480%, 02/25/2036 (A)	282	266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.687%, 05/12/2039 (A)	$505	$547
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.841%, 06/12/2050 (A)	30	34
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.210%, 12/12/2049 (A) (B)	14,633	166
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	900	981
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	1,080	1,196
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,930	2,168
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	1,481	1,473
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.884%, 08/15/2045 (A) (B)	5,078	474
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	3,654	3,576
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	2,766	2,781
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (A)	1,600	1,676
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A4
4.219%, 08/15/2046 (A)	830	877
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	350	336
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	707	676
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	420	407
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C10, Cl A3
3.968%, 07/15/2046 (A)	1,699	1,775
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	1,161	1,168
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	5,645	5,994
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.810%, 08/12/2041 (A)	6,350	6,964
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.215%, 02/12/2044 (A) (B)	33,883	184

19	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.908%, 06/11/2049 (A)	$1,000	$1,122
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.651%, 06/11/2042 (A)	300	338
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	1,546	1,620
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	364
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	950	1,007
Morgan Stanley Capital I, Ser C2, Cl A2
3.476%, 06/15/2044 (B)	2,715	2,849
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.705%, 04/25/2034 (A)	432	456
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	25	18
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.266%, 02/25/2047 (A)	112	103
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (B)	724	727
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (B)	323	327
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	982	986
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	2,095	2,100
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (B)	400	330
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	4,434	4,403
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.738%, 05/25/2036 (A)	434	388
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.530%, 03/26/2036 (A) (B)	439	439
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	1,494	1,487
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.365%, 08/25/2029 (A) (B)	858	859
Northstar, Ser 2013-1A, Cl A
2.006%, 08/25/2029 (A) (B)	784	785
Northstar, Ser 2013-1A, Cl B
5.156%, 08/25/2029 (A) (B)	500	497
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	174	184

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	$46	$39
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	2,014	2,013
RALI Trust, Ser 2005-QO5, Cl A1
1.138%, 01/25/2046 (A)	1,170	835
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	116	122
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	46	45
RBS Commercial Funding Trust, Ser GSP, Cl A
3.834%, 01/13/2032 (A) (B)	2,762	2,807
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (B)	193	194
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (B)	502	513
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.306%, 09/26/2036 (A) (B)	670	628
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (B)	850	873
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	712	728
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	198	203
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	297	322
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,707	1,750
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.498%, 09/25/2045 (A)	838	690
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	464	478
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	694	705
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	274	291
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.596%, 12/25/2034 (A)	1,096	1,114
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	242	249
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.618%, 09/25/2033 (A)	415	424
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.667%, 01/20/2035 (A)	682	625

20	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	$101	$102
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (B)	560	581
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (B)	1,000	1,082
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	249	254
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A) (B)	700	733
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	925	941
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (B)	800	839
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	1,280	1,278
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A) (B)	432	428
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A) (B)	330	323
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A) (B)	253	253
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A) (B)	121	122
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	1,144	1,142
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.804%, 06/25/2034 (A)	320	317
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.476%, 10/25/2035 (A)	3,469	3,050
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.634%, 04/19/2035 (A)	2,585	2,396
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.814%, 10/19/2034 (A)	266	253
Structured Asset Securities, Ser 2001- 15A, Cl 4A1
2.185%, 10/25/2031 (A)	51	51
Structured Asset Securities, Ser 2003- 16, Cl A3
0.656%, 06/25/2033 (A)	177	175
Structured Asset Securities, Ser 2003- 31A, Cl 2A7
2.451%, 10/25/2033 (A)	7,041	7,081
Structured Asset Securities, Ser 2003- 32, Cl 1A1
5.504%, 11/25/2033 (A)	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003- 33H, Cl 1A1
5.500%, 10/25/2033	$517	$529
Structured Asset Securities, Ser 2003- 37A, Cl 2A
3.610%, 12/25/2033 (A)	160	161
Structured Asset Securities, Ser 2004- 5H, Cl A4
5.540%, 12/25/2033	559	575
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.796%, 09/25/2043 (A)	440	419
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.549%, 08/15/2039 (A)	1,086	1,111
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	866	857
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	1,191	1,204
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.789%, 05/10/2063 (A) (B)	3,662	322
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	2,058	2,059
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	590	569
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	495	484
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	3,380	3,363
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	1,708	1,986
VNDO Mortgage Trust, Ser PENN, Cl A 3.808%, 12/13/2029 (B)	1,000	1,050
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	877	844
VOLT CMO, Ser 2013-NPL5, Cl A1 3.625%, 04/25/2055	849	853
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	121	127
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.291%, 12/15/2044 (A)	1,000	1,061
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.053%, 06/15/2045 (A) (B)	80,274	161
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	560	610
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.496%, 01/25/2033 (A)	294	299

21	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wamu Mortgage Pass-Through Certificates, Ser 2002-AR6, Cl A
1.532%, 06/25/2042 (A)	$23	$21
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.427%, 10/25/2033 (A)	333	341
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.439%, 06/25/2033 (A)	323	327
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.300%, 08/25/2033 (A)	276	281
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.419%, 08/25/2033 (A)	185	188
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.421%, 09/25/2033 (A)	588	602
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.443%, 09/25/2033 (A)	224	228
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	98	99
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	131	134
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.035%, 06/25/2033 (A)	57	66
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	1,046	1,075
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.448%, 06/25/2034 (A)	169	172
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.448%, 06/25/2034 (A)	221	225
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	327	339
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.556%, 03/25/2034 (A)	9	9
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	635	667
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.446%, 10/25/2045 (A)	2,766	2,548
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.436%, 11/25/2045 (A)	4,432	3,959
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.446%, 12/25/2045 (A)	4,113	3,781
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.208%, 01/25/2046 (A)	2,607	660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.463%, 10/25/2046 (A)	$987	$896
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.064%, 11/25/2036 (A)	308	268
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.945%, 12/25/2046 (A)	448	250
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.463%, 12/25/2046 (A)	459	448
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
2.278%, 02/25/2037 (A)	3,642	2,985
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	528	141
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003- MS2, Cl 1A1
5.750%, 02/25/2033	61	64
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003- MS8, Cl 1P, PO
0.000%, 05/25/2033	74	66
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003- MS9, Cl 2P, PO
0.000%, 04/25/2033	197	179
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (B)	291	293
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034	248	264
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.490%, 11/25/2033 (A)	320	328
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
3.645%, 02/25/2034 (A)	217	219
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	53	54
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.613%, 12/25/2034 (A)	448	458
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.613%, 12/25/2034 (A)	298	306
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.703%, 12/25/2034 (A)	148	150

22	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.703%, 12/25/2034 (A)	$222	$226
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.646%, 07/25/2034 (A)	535	543
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.913%, 08/25/2034 (A)	130	134
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.614%, 09/25/2034 (A)	886	907
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.627%, 10/25/2034 (A)	416	433
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.627%, 10/25/2034 (A)	333	343
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.331%, 08/25/2035 (A)	318	329
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.621%, 03/25/2035 (A)	1,868	1,903
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.658%, 06/25/2035 (A)	616	622
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.641%, 10/25/2033 (A)	190	194
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.510%, 11/25/2036 (A)	469	460
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.629%, 04/25/2036 (A)	530	530
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (B)	764	760
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.117%, 02/15/2044 (A) (B)	8,041	305
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	600	645
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	4,610	4,775
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	4,920	4,965
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.589%, 06/15/2045 (A) (B)	3,167	298

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	$3,740	$3,654

		405,377

Total Mortgage-Backed Securities (Cost $1,783,766) ($ Thousands)		1,820,691

CORPORATE OBLIGATIONS — 24.9%

Consumer Discretionary — 1.7%
21st Century Fox America
6.200%, 12/15/2034	265	307
American Airlines Pass-Through Trust
4.950%, 01/15/2023 (B)	5,581	5,971
Best Buy
5.000%, 08/01/2018 (C)	237	245
CBS
8.875%, 05/15/2019	125	161
7.875%, 07/30/2030	160	208
5.750%, 04/15/2020	92	105
4.300%, 02/15/2021	250	263
Comcast
6.950%, 08/15/2037	1,040	1,356
6.550%, 07/01/2039	340	428
6.500%, 01/15/2015	2,795	2,939
6.500%, 01/15/2017	5,055	5,827
6.500%, 11/15/2035	300	371
6.450%, 03/15/2037	200	246
5.850%, 11/15/2015	648	705
4.950%, 06/15/2016	4,125	4,507
4.750%, 03/01/2044	1,485	1,510
4.650%, 07/15/2042	170	170
4.250%, 01/15/2033	1,045	1,031
3.600%, 03/01/2024	1,975	1,990
3.125%, 07/15/2022	133	132
Comcast Cable Communications Holdings
9.455%, 11/15/2022	850	1,210
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	185
COX Communications (B)
6.950%, 06/01/2038	40	45
4.700%, 12/15/2042	10	9
CVS Caremark
6.125%, 09/15/2039	140	168
5.789%, 01/10/2026 (B)	1,612	1,780
5.750%, 05/15/2041	280	324
5.300%, 12/05/2043	450	494
4.125%, 05/15/2021	360	384
4.000%, 12/05/2023 (C)	785	805
2.750%, 12/01/2022	230	217
2.250%, 12/05/2018	1,715	1,729
CVS Lease Pass-Through
6.036%, 12/10/2028 (B)	2,252	2,550
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	317	351
5.880%, 01/10/2028	152	169
Daimler Finance North America LLC (B)
2.625%, 09/15/2016	389	404
2.375%, 08/01/2018	4,410	4,481
1.875%, 09/15/2014	1,661	1,673
1.875%, 01/11/2018	1,241	1,248
1.650%, 04/10/2015	337	340
1.300%, 07/31/2015	3,340	3,368

23	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DIRECTV Holdings
3.800%, 03/15/2022 (C)	$955	$944
Discovery Communications
4.950%, 05/15/2042	115	113
Ford Motor
4.750%, 01/15/2043 (C)	2,160	2,089
Ford Motor Credit LLC
4.375%, 08/06/2023 (C)	2,370	2,456
Gap
5.950%, 04/12/2021 (C)	514	578
General Motors (B)
6.250%, 10/02/2043	615	681
4.875%, 10/02/2023	1,105	1,157
3.500%, 10/02/2018	1,710	1,766
Glencore Funding LLC
2.500%, 01/15/2019 (B) (C)	985	969
Johnson Controls
5.250%, 12/01/2041	440	468
4.250%, 03/01/2021	265	282
3.750%, 12/01/2021	289	298
Kohl’s
6.250%, 12/15/2017	255	296
Lowe’s MTN
7.110%, 05/15/2037	400	517
5.125%, 11/15/2041	48	52
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	2,227	2,252
Macy’s Retail Holdings
7.450%, 07/15/2017	120	140
6.900%, 04/01/2029	100	121
5.125%, 01/15/2042	54	56
4.300%, 02/15/2043	153	140
2.875%, 02/15/2023	232	217
McDonald’s MTN
5.350%, 03/01/2018	1,200	1,373
NBCUniversal Media
5.950%, 04/01/2041 (C)	200	235
4.375%, 04/01/2021	150	163
Newell Rubbermaid
4.700%, 08/15/2020	176	189
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	255	253
QVC
5.950%, 03/15/2043	50	48
Thomson Reuters
4.700%, 10/15/2019	250	275
Time Warner
9.150%, 02/01/2023	500	682
7.700%, 05/01/2032	1,580	2,106
7.625%, 04/15/2031	3,085	4,065
6.500%, 11/15/2036	50	59
6.250%, 03/29/2041	392	457
5.375%, 10/15/2041	37	39
4.750%, 03/29/2021	920	1,012
4.700%, 01/15/2021	670	731
Time Warner Cable
8.250%, 04/01/2019	3,525	4,439
7.300%, 07/01/2038	400	500
6.750%, 07/01/2018	120	141
6.550%, 05/01/2037	3,706	4,294
5.875%, 11/15/2040	350	378
5.500%, 09/01/2041	1,013	1,050
4.125%, 02/15/2021	110	115
4.000%, 09/01/2021 (C)	326	339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Entertainment
8.375%, 03/15/2023	$232	$305
8.375%, 07/15/2033	1,380	1,882
Toyota Motor Credit MTN
2.100%, 01/17/2019	3,480	3,505
2.000%, 10/24/2018	335	338
TRW Automotive
4.450%, 12/01/2023 (B)	1,705	1,705
Viacom
5.850%, 09/01/2043	1,525	1,673
4.250%, 09/01/2023	3,020	3,118
3.875%, 12/15/2021	294	301
3.250%, 03/15/2023	44	42
Volkswagen International Finance (B)
2.375%, 03/22/2017	146	151
1.125%, 11/18/2016	2,835	2,840
Wal-Mart Stores
5.800%, 02/15/2018	1,760	2,051
Walt Disney MTN
0.450%, 12/01/2015	125	125
Yum! Brands
5.350%, 11/01/2043	890	927

		107,904

Consumer Staples — 1.7%
Altria Group
9.950%, 11/10/2038	290	460
9.250%, 08/06/2019	2,120	2,822
5.375%, 01/31/2044 (C)	1,425	1,487
4.750%, 05/05/2021	1,260	1,376
4.000%, 01/31/2024	840	840
2.850%, 08/09/2022	1,690	1,584
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	1,050	1,068
2.150%, 02/01/2019	2,795	2,819
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019 (C)	7,105	8,905
5.375%, 01/15/2020	2,360	2,732
2.500%, 07/15/2022	2,086	1,974
Bunge Finance
8.500%, 06/15/2019	350	436
5.900%, 04/01/2017	107	120
Cargill
6.000%, 11/27/2017 (B)	500	576
Coca-Cola
2.450%, 11/01/2020	3,335	3,324
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,034
ConAgra Foods
2.100%, 03/15/2018	86	86
1.900%, 01/25/2018	1,900	1,897
1.300%, 01/25/2016	81	82
Diageo Capital
4.828%, 07/15/2020	300	338
1.125%, 04/29/2018	6,290	6,158
Diageo Investment
2.875%, 05/11/2022	3,730	3,641
ERAC USA Finance LLC (B)
6.700%, 06/01/2034	221	264
5.625%, 03/15/2042	1,771	1,918
2.750%, 03/15/2017	175	180
1.400%, 04/15/2016	11	11

24	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fomento Economico Mexicano
2.875%, 05/10/2023	$625	$571
GlaxoSmithKline Capital
4.375%, 04/15/2014	200	201
Heineken
1.400%, 10/01/2017 (B)	2,435	2,429
Imperial Tobacco Finance
2.050%, 02/11/2018 (B)	790	789
Japan Tobacco
2.100%, 07/23/2018 (B)	1,545	1,555
Kellogg
3.125%, 05/17/2022	178	174
1.750%, 05/17/2017	805	813
Kimberly-Clark
2.400%, 03/01/2022	36	34
Kraft Foods
5.375%, 02/10/2020 (C)	1,851	2,113
Kraft Foods Group
6.125%, 08/23/2018	700	821
5.375%, 02/10/2020	982	1,123
5.000%, 06/04/2042	176	183
3.500%, 06/06/2022	8,345	8,392
Kroger
7.500%, 04/01/2031	610	773
6.900%, 04/15/2038	570	705
6.150%, 01/15/2020	525	622
5.400%, 07/15/2040	45	48
2.200%, 01/15/2017	80	82
Lorillard Tobacco
8.125%, 06/23/2019	570	711
Molson Coors Brewing
3.500%, 05/01/2022	220	221
Mondelez International
4.000%, 02/01/2024 (C)	4,670	4,741
Novartis Capital
4.400%, 05/06/2044 (C)	1,360	1,372
2.400%, 09/21/2022	200	189
PepsiCo
7.900%, 11/01/2018	339	428
3.000%, 08/25/2021	181	183
2.750%, 03/05/2022	1,370	1,330
2.250%, 01/07/2019	2,295	2,322
1.250%, 08/13/2017	359	360
0.700%, 08/13/2015	2,550	2,559
Pernod-Ricard (B)
5.750%, 04/07/2021	1,862	2,113
5.500%, 01/15/2042	1,400	1,514
4.450%, 01/15/2022	1,890	1,978
Pharmacia
8.700%, 10/15/2021	350	442
Philip Morris International
5.650%, 05/16/2018	510	590
2.900%, 11/15/2021	1,920	1,898
2.500%, 08/22/2022 (C)	1,780	1,662
Reynolds American
6.150%, 09/15/2043 (C)	640	722
3.250%, 11/01/2022	810	770
SABMiller Holdings (B)
3.750%, 01/15/2022	565	579
2.450%, 01/15/2017	200	207
Teva Pharmaceutical Finance
3.650%, 11/10/2021	830	831

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	$969	$931
Tyson Foods
4.500%, 06/15/2022	1,415	1,469
Walgreen
3.100%, 09/15/2022	234	226
WM Wrigley Jr (B)
3.375%, 10/21/2020	1,910	1,947
2.900%, 10/21/2019	2,738	2,774
2.400%, 10/21/2018	1,055	1,065
2.000%, 10/20/2017	575	580

		105,274

Energy — 2.6%
Alberta Energy
7.375%, 11/01/2031	200	244
Anadarko Holding
7.150%, 05/15/2028	150	182
Anadarko Petroleum
8.700%, 03/15/2019	150	192
7.625%, 03/15/2014	450	451
6.950%, 06/15/2019	90	109
6.450%, 09/15/2036	1,590	1,886
6.375%, 09/15/2017	3,220	3,729
5.950%, 09/15/2016	190	212
ANR Pipeline
9.625%, 11/01/2021	100	137
Apache
6.900%, 09/15/2018	180	218
5.625%, 01/15/2017	370	416
4.750%, 04/15/2043	115	116
3.250%, 04/15/2022	56	57
Baker Hughes
7.500%, 11/15/2018	2,020	2,511
5.125%, 09/15/2040	81	89
BG Energy Capital (B)
5.125%, 10/15/2041	200	210
4.000%, 10/15/2021	2,775	2,884
BP Capital Markets
3.875%, 03/10/2015	630	652
3.625%, 05/08/2014	100	101
3.561%, 11/01/2021	110	114
3.245%, 05/06/2022	1,480	1,474
2.248%, 11/01/2016	159	165
1.846%, 05/05/2017	429	438
1.375%, 11/06/2017	132	132
Buckeye Partners
5.850%, 11/15/2043	685	716
Burlington Resources
8.200%, 03/15/2025	400	538
Canadian Natural Resources
7.200%, 01/15/2032	150	187
6.450%, 06/30/2033	200	234
5.700%, 05/15/2017	228	259
Canadian Oil Sands
6.000%, 04/01/2042 (B)	768	837
Cenovus Energy
4.450%, 09/15/2042	77	72
3.000%, 08/15/2022	45	43
Chevron
3.191%, 06/24/2023	95	94
2.427%, 06/24/2020	157	158

25	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNOOC Finance 2013
3.000%, 05/09/2023	$253	$229
1.125%, 05/09/2016	200	200
Conoco Funding
6.950%, 04/15/2029	995	1,333
ConocoPhillips
6.000%, 01/15/2020	460	549
5.750%, 02/01/2019	50	59
DCP Midstream Operating
4.950%, 04/01/2022	1,039	1,093
Devon Energy
6.300%, 01/15/2019	330	392
5.600%, 07/15/2041	1,690	1,869
4.750%, 05/15/2042	157	156
3.250%, 05/15/2022 (C)	2,490	2,455
1.200%, 12/15/2016	1,945	1,952
Devon Financing
7.875%, 09/30/2031	520	707
Diamond Offshore Drilling
4.875%, 11/01/2043	1,105	1,088
Ecopetrol
7.375%, 09/18/2043	1,640	1,849
El Paso
6.950%, 06/01/2028	2,250	2,117
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	3,327	3,847
4.100%, 11/15/2015	1,470	1,542
Encana
6.500%, 05/15/2019	250	296
5.150%, 11/15/2041	2,525	2,526
Energy Transfer Partners
8.250%, 11/15/2029	4,295	5,313
5.150%, 02/01/2043 (C)	410	392
3.255%, 11/01/2066 (A)	485	444
Eni
5.700%, 10/01/2040 (B)	900	927
Enterprise Products Operating LLC
5.100%, 02/15/2045	1,127	1,152
3.900%, 02/15/2024	99	100
EOG Resources
4.100%, 02/01/2021	300	321
2.625%, 03/15/2023	88	83
Halliburton
6.150%, 09/15/2019	300	360
2.000%, 08/01/2018 (C)	1,860	1,880
Hess
8.125%, 02/15/2019	2,200	2,779
7.875%, 10/01/2029	215	284
Husky Energy
7.250%, 12/15/2019	804	994
Kerr-McGee
6.950%, 07/01/2024	3,300	4,019
Kinder Morgan Energy Partners
5.500%, 03/01/2044	740	747
5.000%, 03/01/2043	575	543
4.150%, 02/01/2024	1,040	1,031
Magellan Midstream Partners
5.150%, 10/15/2043	1,145	1,195
Murphy Oil
3.700%, 12/01/2022	1,765	1,687
Nabors Industries
5.000%, 09/15/2020 (C)	310	330

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Oilwell Varco
1.350%, 12/01/2017	$81	$80
Newfield Exploration
5.625%, 07/01/2024	435	457
Noble Energy
5.250%, 11/15/2043	150	157
4.150%, 12/15/2021	2,080	2,194
Noble Holding International
5.250%, 03/15/2042	119	117
3.950%, 03/15/2022	40	40
Occidental Petroleum
3.125%, 02/15/2022	1,180	1,172
2.700%, 02/15/2023	1,144	1,084
1.750%, 02/15/2017	153	156
ONEOK Partners
6.200%, 09/15/2043	390	444
3.200%, 09/15/2018	1,015	1,057
2.000%, 10/01/2017	1,140	1,152
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,423
Pemex Project Funding Master Trust
6.625%, 06/15/2035	5,602	6,136
Petrobras Global Finance
4.375%, 05/20/2023	196	178
3.000%, 01/15/2019	1,710	1,631
2.000%, 05/20/2016	1,910	1,898
1.855%, 05/20/2016 (A) (C)	3,700	3,654
Petrobras International Finance
7.875%, 03/15/2019	200	229
6.750%, 01/27/2041	150	145
6.125%, 10/06/2016	1,300	1,401
5.750%, 01/20/2020	1,127	1,173
5.375%, 01/27/2021	4,680	4,692
3.875%, 01/27/2016	1,480	1,521
Petro-Canada
7.875%, 06/15/2026	100	133
6.800%, 05/15/2038	3,850	4,875
6.050%, 05/15/2018	260	302
Petroleos Mexicanos
6.375%, 01/23/2045 (B)	5,223	5,545
5.500%, 06/27/2044	940	889
4.875%, 01/18/2024 (C)	730	750
4.875%, 01/18/2024 (B)	81	83
3.500%, 01/30/2023	3,155	2,950
2.257%, 07/18/2018 (A)	785	814
Phillips 66
4.300%, 04/01/2022	57	60
2.950%, 05/01/2017	76	80
Plains Exploration & Production
6.875%, 02/15/2023	90	100
6.500%, 11/15/2020	350	387
QEP Resources
5.375%, 10/01/2022	550	553
Rowan
5.400%, 12/01/2042	746	708
Schlumberger Investment
3.650%, 12/01/2023 (C)	164	168
3.300%, 09/14/2021 (B)	317	324
Shell International Finance
6.375%, 12/15/2038	1,180	1,518
4.375%, 03/25/2020	80	89
4.300%, 09/22/2019	1,000	1,112
3.625%, 08/21/2042	291	258
3.400%, 08/12/2023	2,145	2,153
3.100%, 06/28/2015	165	171

26	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	$1,150	$1,176
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	853
5.650%, 03/01/2020	400	444
Spectra Energy Partners
2.950%, 09/25/2018	765	788
Statoil
5.250%, 04/15/2019	460	531
4.250%, 11/23/2041	80	78
3.150%, 01/23/2022	100	101
3.125%, 08/17/2017	200	213
2.900%, 11/08/2020	4,470	4,532
2.450%, 01/17/2023	159	150
Talisman Energy
7.750%, 06/01/2019	390	475
3.750%, 02/01/2021	740	738
TC Pipelines
4.650%, 06/15/2021	422	438
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,689
8.000%, 02/01/2016	3,205	3,601
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	415	383
Tosco
8.125%, 02/15/2030	100	144
7.800%, 01/01/2027	210	290
Total Capital
4.125%, 01/28/2021	74	80
2.300%, 03/15/2016	300	311
Total Capital International
2.875%, 02/17/2022	138	136
1.550%, 06/28/2017	150	152
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	245
6.500%, 08/15/2018	425	506
TransCanada PipeLines
4.625%, 03/01/2034	4,125	4,166
Transocean
7.350%, 12/15/2041	33	40
6.500%, 11/15/2020	485	548
6.375%, 12/15/2021	2,366	2,654
5.050%, 12/15/2016	580	636
Valero Energy
7.500%, 04/15/2032	710	896
Weatherford International
9.875%, 03/01/2039	250	372
6.750%, 09/15/2040	200	233
6.500%, 08/01/2036	83	93
5.950%, 04/15/2042	400	425
5.125%, 09/15/2020	110	121
4.500%, 04/15/2022 (C)	557	581
Western Gas Partners
5.375%, 06/01/2021	454	490
Williams
8.750%, 03/15/2032	1,284	1,536
7.875%, 09/01/2021	1,262	1,505
7.750%, 06/15/2031	1,217	1,342
7.500%, 01/15/2031	9	10

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams Partners
5.250%, 03/15/2020	$510	$568
4.300%, 03/04/2024	1,190	1,192
WPX Energy
6.000%, 01/15/2022	965	982

		162,399

Financials — 11.9%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	2,795	2,886
Abbey National Treasury Services
2.875%, 04/25/2014	750	753
ACE INA Holdings
5.875%, 06/15/2014	290	294
5.600%, 05/15/2015	380	403
Aegon, Ser CMS
3.039%, 07/29/2049 (A)	2,180	1,942
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	450	574
Allstate
5.000%, 08/15/2014	300	306
3.150%, 06/15/2023	1,375	1,349
Ally Financial
5.500%, 02/15/2017	750	819
American Express
7.000%, 03/19/2018	500	602
American Express Credit MTN
5.125%, 08/25/2014	3,280	3,354
2.800%, 09/19/2016	389	407
2.375%, 03/24/2017	120	124
1.750%, 06/12/2015	3,325	3,379
American Honda Finance MTN (B)
7.625%, 10/01/2018	150	186
3.875%, 09/21/2020	2,840	3,040
2.600%, 09/20/2016	246	257
1.000%, 08/11/2015	2,400	2,417
American International Group
8.175%, 05/15/2058 (A)	400	515
6.400%, 12/15/2020	925	1,109
6.250%, 03/15/2037	3,530	3,631
American Tower ‡
5.050%, 09/01/2020	982	1,068
4.500%, 01/15/2018	1,304	1,418
3.500%, 01/31/2023	1,231	1,167
American Tower Trust I ‡
1.551%, 03/15/2018 (B)	135	133
Anadarko Finance
7.500%, 05/01/2031	313	402
ANZ New Zealand International (B)
3.125%, 08/10/2015	190	197
1.850%, 10/15/2015	950	968
Aon
6.250%, 09/30/2040	79	96
3.500%, 09/30/2015	46	48
3.125%, 05/27/2016	235	246
Associates Corp of North America
6.950%, 11/01/2018	418	501
Assurant
2.500%, 03/15/2018	1,485	1,488
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (B)	137	152
3.250%, 03/01/2016 (B)	200	210

27	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.400%, 11/23/2016 (B)	$453	$470
0.494%, 10/29/2049 (A)	1,400	910
AvalonBay Communities ‡
3.950%, 01/15/2021	1,500	1,573
3.625%, 10/01/2020	540	559
Bank of America
7.625%, 06/01/2019	175	218
7.375%, 05/15/2014	980	993
6.500%, 08/01/2016	7,125	8,024
6.100%, 06/15/2017	6,825	7,760
6.000%, 09/01/2017 (C)	1,690	1,930
5.750%, 12/01/2017	3,310	3,775
5.650%, 05/01/2018	1,350	1,543
5.625%, 10/14/2016	7,865	8,731
5.625%, 07/01/2020	375	432
5.420%, 03/15/2017	4,530	5,013
5.000%, 05/13/2021	75	83
5.000%, 01/21/2044	3,955	4,120
4.500%, 04/01/2015	5,460	5,680
4.125%, 01/22/2024	3,105	3,174
4.100%, 07/24/2023	147	151
3.875%, 03/22/2017	610	655
3.300%, 01/11/2023	313	305
2.600%, 01/15/2019 (C)	5,445	5,512
1.500%, 10/09/2015	4,925	4,978
1.125%, 11/14/2016	4,325	4,330
0.543%, 06/15/2017 (A)	2,710	2,658
0.523%, 06/15/2016 (A)	2,700	2,676
Bank of Montreal MTN
2.550%, 11/06/2022	511	482
1.400%, 09/11/2017	689	688
1.300%, 10/31/2014 (B)	321	323
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	178
3.550%, 09/23/2021	144	150
3.100%, 01/15/2015	125	128
2.950%, 06/18/2015 (C)	500	516
2.400%, 01/17/2017	398	414
2.200%, 03/04/2019	3,035	3,054
Bank of Nova Scotia
3.400%, 01/22/2015	478	491
1.650%, 10/29/2015 (B)	355	362
1.375%, 12/18/2017	300	299
Bank of Tokyo-Mitsubishi UFJ (B)
3.850%, 01/22/2015	707	727
2.350%, 02/23/2017	295	304
Barclays Bank
6.050%, 12/04/2017 (B)	850	962
5.200%, 07/10/2014	350	356
5.000%, 09/22/2016	4,970	5,467
2.500%, 09/21/2015 (B)	365	376
2.250%, 05/10/2017 (B)	221	229
0.563%, 08/07/2049 (A)	380	244
BB&T MTN
6.850%, 04/30/2019	115	141
4.900%, 06/30/2017	400	441
3.950%, 04/29/2016	555	592
Bear Stearns
7.250%, 02/01/2018	3,430	4,109
6.400%, 10/02/2017	3,370	3,927
4.650%, 07/02/2018	3,000	3,312
Berkshire Hathaway
5.400%, 05/15/2018 (C)	400	461

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 08/15/2021 (C)	$1,213	$1,282
3.200%, 02/11/2015	1,634	1,678
2.900%, 10/15/2020	2,280	2,335
2.450%, 12/15/2015	187	193
2.200%, 08/15/2016	75	78
BlackRock
6.250%, 09/15/2017	570	664
3.375%, 06/01/2022	180	183
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (B)	1,180	1,355
BNP Paribas MTN
2.375%, 09/14/2017	1,740	1,789
Boston Properties ‡
3.800%, 02/01/2024	1,279	1,275
3.125%, 09/01/2023	755	714
Branch Banking & Trust
5.625%, 09/15/2016	325	362
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (B) (C)	581	604
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (B)	1,000	1,029
Capital One Bank USA
3.375%, 02/15/2023	300	291
1.150%, 11/21/2016	1,375	1,377
Capital One Financial
7.375%, 05/23/2014	450	457
4.750%, 07/15/2021	375	411
3.500%, 06/15/2023 (C)	814	794
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	309
5.850%, 09/01/2017	580	666
2.850%, 06/01/2022	155	152
CDP Financial
4.400%, 11/25/2019 (B)	300	335
Charles Schwab
3.225%, 09/01/2022	100	99
Chase Capital VI
0.863%, 08/01/2028 (A)	1,050	866
Citigroup
8.500%, 05/22/2019	600	773
8.125%, 07/15/2039	400	582
6.875%, 03/05/2038	695	897
6.375%, 08/12/2014	3,162	3,244
6.125%, 05/15/2018	440	510
6.010%, 01/15/2015	1,574	1,646
6.000%, 08/15/2017	4,345	4,970
5.875%, 01/30/2042	550	637
5.850%, 08/02/2016	300	333
5.500%, 02/15/2017	11,465	12,737
5.500%, 09/13/2025	1,370	1,477
5.375%, 08/09/2020	2,888	3,275
4.700%, 05/29/2015	1,488	1,559
4.587%, 12/15/2015	114	121
4.500%, 01/14/2022	151	161
4.450%, 01/10/2017	2,019	2,194
4.050%, 07/30/2022	650	658
3.500%, 05/15/2023	1,820	1,725
3.375%, 03/01/2023 (C)	181	176
2.650%, 03/02/2015	989	1,009
2.500%, 09/26/2018	395	400
1.700%, 07/25/2016	1,695	1,718
1.250%, 01/15/2016	230	231
0.785%, 08/25/2036 (A)	3,239	2,531

28	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Capital III
7.625%, 12/01/2036	$2,000	$2,348
CME Group
3.000%, 09/15/2022	400	395
CNA Financial
5.875%, 08/15/2020	274	319
5.850%, 12/15/2014	200	208
Comerica
3.000%, 09/16/2015	145	150
CommonWealth ‡
6.650%, 01/15/2018	255	281
5.875%, 09/15/2020	95	102
Commonwealth Bank of Australia
5.000%, 10/15/2019 (B)	900	1,013
3.750%, 10/15/2014 (B)	1,810	1,848
2.250%, 03/16/2017 (B) (C)	378	390
1.250%, 09/18/2015 (C)	2,730	2,760
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	2,043	2,697
5.800%, 09/30/2110 (B) (C)	300	316
5.750%, 12/01/2043	1,615	1,760
4.625%, 12/01/2023	1,810	1,861
4.500%, 01/11/2021	300	326
3.200%, 03/11/2015 (B)	700	720
2.250%, 01/14/2019 (C)	2,775	2,793
Countrywide Financial
6.250%, 05/15/2016	1,170	1,291
Credit Agricole
8.375%, 12/31/2049 (A) (B)	3,250	3,673
Credit Suisse NY
6.000%, 02/15/2018	990	1,146
5.500%, 05/01/2014	125	126
0.556%, 08/24/2015 (A)	6,000	5,998
Credit Suisse USA
5.125%, 08/15/2015	645	687
DDR ‡
4.625%, 07/15/2022	1,790	1,878
3.375%, 05/15/2023	1,710	1,614
Deutsche Bank MTN
3.875%, 08/18/2014	295	300
2.500%, 02/13/2019	2,095	2,114
Discover Bank
4.200%, 08/08/2023	1,185	1,216
DnB Boligkreditt
2.100%, 10/14/2015 (B)	1,057	1,083
ERAC USA
5.600%, 05/01/2015 (B)	90	95
ERAC USA Finance LLC
4.500%, 08/16/2021 (B)	175	187
ERP Operating ‡
5.750%, 06/15/2017	500	568
5.125%, 03/15/2016	1,000	1,085
4.625%, 12/15/2021	236	256
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,788	2,148
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	3,620	3,930
Federal Realty Investment Trust ‡
3.950%, 01/15/2024	795	812
3.000%, 08/01/2022	1,400	1,358
Fifth Third Bank
1.450%, 02/28/2018	248	245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Chicago NBD Institutional Capital I
0.788%, 02/01/2027 (A)	$3,750	$3,094
First Industrial MTN
7.500%, 12/01/2017	1,765	2,049
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	2,815	2,873
FMR LLC
6.450%, 11/15/2039 (B)	250	301
Ford Motor Credit
5.875%, 08/02/2021	3,110	3,590
Ford Motor Credit LLC
8.125%, 01/15/2020	1,640	2,077
7.000%, 04/15/2015	4,000	4,273
5.000%, 05/15/2018	206	229
4.207%, 04/15/2016	401	427
3.984%, 06/15/2016	555	590
3.000%, 06/12/2017	1,173	1,221
General Electric Capital MTN
6.875%, 01/10/2039	2,400	3,162
6.750%, 03/15/2032	150	192
6.375%, 11/15/2067 (A)	5,225	5,780
6.150%, 08/07/2037	3,880	4,720
6.000%, 08/07/2019	920	1,090
5.875%, 01/14/2038 (C)	1,640	1,942
5.625%, 09/15/2017 (C)	800	917
5.625%, 05/01/2018	6,680	7,712
5.500%, 01/08/2020	480	557
5.400%, 02/15/2017	1,800	2,023
5.375%, 10/20/2016	1,500	1,671
5.300%, 02/11/2021	1,753	1,979
4.625%, 01/07/2021	3,640	4,036
2.300%, 04/27/2017	600	622
2.250%, 11/09/2015	180	185
2.100%, 12/11/2019	356	356
1.625%, 07/02/2015	1,010	1,026
0.716%, 08/15/2036 (A)	3,035	2,517
0.616%, 05/05/2026 (A)	1,600	1,462
0.284%, 03/20/2014 (A)	2,000	2,000
Glitnir Banki (B) (D)
7.451%, 09/14/2016 (H) (I)	500	—
6.693%, 06/15/2016	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	10,144
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,520	1,862
6.750%, 10/01/2037 (C)	4,682	5,404
6.250%, 09/01/2017	1,400	1,612
6.250%, 02/01/2041	2,890	3,466
6.150%, 04/01/2018	7,800	8,990
6.000%, 05/01/2014	690	696
6.000%, 06/15/2020	2,335	2,712
5.950%, 01/18/2018	500	571
5.750%, 10/01/2016	1,505	1,672
5.375%, 03/15/2020	2,635	2,968
5.250%, 07/27/2021	9,480	10,559
4.000%, 03/03/2024	2,750	2,742
3.625%, 02/07/2016 (C)	470	493
3.625%, 01/22/2023 (C)	178	176
2.625%, 01/31/2019	2,445	2,459
0.637%, 07/22/2015 (A)	45	45
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (B)	606	637

29	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HBOS Capital Funding No2 MTN
6.750%, 05/21/2018 (B)	$5,100	$5,809
6.071%, 06/30/2049 (A) (C)	1,220	1,223
HCP MTN ‡
6.300%, 09/15/2016	940	1,062
6.000%, 01/30/2017	2,313	2,613
5.375%, 02/01/2021	105	118
3.750%, 02/01/2019	2,289	2,425
2.625%, 02/01/2020	5,760	5,631
Health Care ‡
6.500%, 03/15/2041	1,650	1,982
5.250%, 01/15/2022	1,825	2,008
4.950%, 01/15/2021	6,340	6,892
4.700%, 09/15/2017	225	247
4.500%, 01/15/2024	183	189
Healthcare Realty Trust ‡
6.500%, 01/17/2017	85	96
5.750%, 01/15/2021	60	66
Highwoods Properties
7.500%, 04/15/2018 ‡	1,339	1,589
Hongkong & Shanghai Banking
0.438%, 07/22/2049 (A)	195	131
HSBC Bank
4.750%, 01/19/2021 (B)	400	442
4.625%, 04/01/2014	300	301
4.125%, 08/12/2020 (B)	261	281
3.500%, 06/28/2015 (B)	123	128
3.100%, 05/24/2016 (B)	4,770	5,011
1.625%, 07/07/2014 (B)	728	732
1.500%, 05/15/2018 (B)	327	322
0.600%, 06/29/2049 (A)	1,160	780
HSBC Finance
6.676%, 01/15/2021	2,800	3,291
5.500%, 01/19/2016	600	650
HSBC Holdings
5.100%, 04/05/2021	201	226
4.875%, 01/14/2022	300	330
4.000%, 03/30/2022	1,415	1,466
HSBC USA
2.375%, 02/13/2015	1,846	1,880
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (B)	294	278
Hyundai Capital America
2.125%, 10/02/2017 (B)	650	657
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	1,200	1,146
ING Bank (B)
5.800%, 09/25/2023	3,995	4,273
3.750%, 03/07/2017	457	488
2.000%, 09/25/2015	200	203
ING US
2.900%, 02/15/2018	350	362
IntercontinentalExchange Group
2.500%, 10/15/2018	151	155
International Lease Finance (B)
6.750%, 09/01/2016 (C)	5,590	6,268
6.500%, 09/01/2014	7,190	7,388
Intesa Sanpaolo
3.625%, 08/12/2015 (B)	940	964
3.125%, 01/15/2016	860	883
2.375%, 01/13/2017	1,839	1,843
Invesco Finance
4.000%, 01/30/2024	171	175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jefferies Group
8.500%, 07/15/2019	$90	$111
6.450%, 06/08/2027	590	633
6.250%, 01/15/2036	400	407
3.875%, 11/09/2015	171	178
John Deere Capital
5.750%, 09/10/2018	300	351
2.250%, 04/17/2019	930	942
1.700%, 01/15/2020	405	392
1.200%, 10/10/2017	196	197
JPMorgan Chase
6.400%, 05/15/2038	385	480
6.000%, 07/05/2017	3,365	3,809
6.000%, 10/01/2017	9,155	10,529
6.000%, 01/15/2018	400	463
5.150%, 10/01/2015	240	256
5.125%, 09/15/2014	136	139
4.850%, 02/01/2044	1,890	1,939
4.500%, 01/24/2022	750	811
4.350%, 08/15/2021	510	550
3.450%, 03/01/2016	1,015	1,067
3.375%, 05/01/2023 (C)	1,340	1,278
1.100%, 10/15/2015	4,010	4,033
0.574%, 06/13/2016 (A)	4,250	4,227
JPMorgan Chase Capital XIII
1.197%, 09/30/2034 (A)	2,150	1,742
JPMorgan Chase Capital XXIII
1.236%, 05/15/2047 (A)	4,697	3,488
Kaupthing Bank
7.125%, 05/19/2016 (B) (D) (H) (I)	12,000	1
KeyBank
5.800%, 07/01/2014	600	610
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	1,370	1,327
Lazard Group
6.850%, 06/15/2017	2,955	3,377
Lazard Group LLC
4.250%, 11/14/2020	1,470	1,547
Liberty Mutual Group (B)
6.500%, 05/01/2042	849	992
5.000%, 06/01/2021	95	101
4.250%, 06/15/2023	1,780	1,774
Lincoln National
4.850%, 06/24/2021	58	64
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (B)	200	233
M&T Bank
6.875%, 12/29/2049 (B)	3,540	3,529
Macquarie Bank
5.000%, 02/22/2017 (B)	652	710
Macquarie Group (B)
7.625%, 08/13/2019	150	182
7.300%, 08/01/2014	480	493
6.250%, 01/14/2021	525	590
6.000%, 01/14/2020	225	251
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	291
Markel
4.900%, 07/01/2022	880	941
3.625%, 03/30/2023	625	604
Massachusetts Mutual Life Insurance (B)
8.875%, 06/01/2039	1,650	2,485
5.375%, 12/01/2041	66	72

30	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MassMutual Global Funding
2.000%, 04/05/2017 (B)	$120	$123
MassMutual Global Funding II (B)
3.125%, 04/14/2016	100	105
2.875%, 04/21/2014	122	122
2.500%, 10/17/2022	363	335
2.100%, 08/02/2018	105	105
Merrill Lynch
6.875%, 04/25/2018	980	1,168
6.400%, 08/28/2017	1,600	1,851
5.700%, 05/02/2017	1,870	2,097
MetLife
7.717%, 02/15/2019	1,750	2,197
6.750%, 06/01/2016	2,950	3,332
6.400%, 12/15/2036 (C)	4,360	4,547
MetLife Institutional Funding II
1.143%, 04/04/2014 (A) (B)	153	153
Metropolitan Life Global Funding I (B)
5.125%, 06/10/2014	1,575	1,595
3.875%, 04/11/2022	1,125	1,166
3.650%, 06/14/2018	490	523
2.500%, 09/29/2015	2,935	3,024
1.700%, 06/29/2015	497	504
1.500%, 01/10/2018	2,500	2,457
Mid-America Apartments ‡
4.300%, 10/15/2023	1,135	1,147
Morgan Stanley MTN
7.300%, 05/13/2019	1,275	1,563
6.625%, 04/01/2018	6,010	7,071
6.000%, 05/13/2014 (C)	5,705	5,766
5.950%, 12/28/2017	550	631
5.750%, 10/18/2016	190	212
5.750%, 01/25/2021	235	270
5.625%, 09/23/2019	2,170	2,492
5.550%, 04/27/2017 (C)	514	577
5.500%, 07/28/2021	1,246	1,419
5.450%, 01/09/2017	350	389
5.375%, 10/15/2015	1,585	1,699
5.000%, 11/24/2025 (C)	1,245	1,293
4.750%, 03/22/2017	300	329
4.200%, 11/20/2014	1,851	1,900
3.750%, 02/25/2023 (C)	179	179
2.500%, 01/24/2019 (C)	1,050	1,054
0.687%, 10/18/2016 (A)	3,700	3,692
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	2,695	2,921
National Australia Bank
3.750%, 03/02/2015 (B)	455	470
3.000%, 07/27/2016 (B)	1,000	1,052
1.600%, 08/07/2015	1,080	1,098
National Bank of Canada
2.200%, 10/19/2016 (B)	4,350	4,502
National Capital Trust II
5.486%, 12/29/2049 (A) (B)	40	41
National City
4.900%, 01/15/2015	400	416
National City Bank MTN
5.800%, 06/07/2017	525	594
0.612%, 06/07/2017 (A)	3,000	2,973
Nationwide Mutual Insurance (B)
9.375%, 08/15/2039	460	683
6.600%, 04/15/2034	2,535	2,570
5.810%, 12/15/2024 (A)	4,407	4,517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life
2.100%, 01/02/2019	$1,625	$1,628
New York Life Global Funding
3.000%, 05/04/2015 (B)	400	412
New York Life Insurance
6.750%, 11/15/2039 (B)	1,355	1,758
Nomura Holdings
6.700%, 03/04/2020	298	351
4.125%, 01/19/2016	150	158
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	5,600	5,585
Nordea Bank (B)
4.875%, 05/13/2021	2,085	2,210
3.700%, 11/13/2014	240	246
1.625%, 05/15/2018	500	494
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	2,470	2,957
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	737	737
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	164	166
1.550%, 09/29/2014	348	351
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	170	179
Pacific Life Insurance
9.250%, 06/15/2039 (B)	560	816
PNC Bank
6.000%, 12/07/2017	250	289
0.800%, 01/28/2016	297	298
PNC Funding
5.125%, 02/08/2020	340	389
2.700%, 09/19/2016	88	92
Post Apartment Homes
4.750%, 10/15/2017	70	77
Pricoa Global Funding I (B)
5.450%, 06/11/2014	300	304
1.600%, 05/29/2018	150	148
Principal Life Global Funding I
5.050%, 03/15/2015 (B)	750	785
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014 (C)	600	603
Private Export Funding
4.375%, 03/15/2019	4,660	5,238
2.125%, 07/15/2016	4,760	4,939
ProLogis ‡
4.250%, 08/15/2023	698	713
Prudential Holdings
8.695%, 12/18/2023 (B)	2,929	3,734
Prudential Holdings LLC
1.118%, 12/18/2017 (A) (B)	3,900	3,912
Prudential Insurance of America
8.300%, 07/01/2025 (B)	600	781
Reckson Operating Partnership ‡
6.000%, 03/31/2016	95	104
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	663
1.200%, 09/19/2017	1,126	1,124
0.625%, 12/04/2015	2,970	2,977
0.434%, 06/29/2085 (A)	860	572

31	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Scotland Group
6.400%, 10/21/2019	$1,950	$2,269
6.100%, 06/10/2023	1,650	1,712
6.000%, 12/19/2023	2,750	2,833
2.550%, 09/18/2015	850	870
Santander US Debt SAU
3.724%, 01/20/2015 (B)	1,880	1,916
Security Benefit Life Insurance
8.750%, 05/15/2016 (B)	5,200	5,787
Simon Property Group ‡
10.350%, 04/01/2019	940	1,281
5.650%, 02/01/2020	133	154
4.375%, 03/01/2021	130	141
4.125%, 12/01/2021	108	115
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (B)	322	320
SL Green Realty ‡
7.750%, 03/15/2020	2,000	2,387
SLM MTN
8.450%, 06/15/2018	530	627
3.875%, 09/10/2015	2,360	2,441
Societe Generale
5.000%, 01/17/2024 (B)	1,210	1,225
0.422%, 11/29/2049 (A)	680	430
0.420%, 11/29/2049 (A)	180	114
Sparebank 1 Boligkreditt
1.750%, 11/15/2019 (B)	541	523
Stadshypotek
1.875%, 10/02/2019 (B) (C)	1,910	1,870
Standard Chartered (B)
5.200%, 01/26/2024 (C)	410	421
3.950%, 01/11/2023	1,610	1,534
State Street
4.956%, 03/15/2018	2,560	2,818
4.300%, 05/30/2014	60	61
3.700%, 11/20/2023	308	315
3.100%, 05/15/2023	24	23
Sumitomo Mitsui Banking (B)
3.150%, 07/22/2015	1,010	1,044
3.100%, 01/14/2016	640	667
SunTrust Banks
2.350%, 11/01/2018	39	39
SunTrust Preferred Capital I
4.000%, 12/31/2049 (A)	2,533	1,938
Svenska Handelsbanken
3.125%, 07/12/2016	282	297
Swedbank
2.375%, 02/27/2019 (B)	3,105	3,114
Tanger Properties ‡
3.875%, 12/01/2023	765	765
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,740	2,268
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	1,660	1,535
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	559
2.200%, 07/29/2015 (B)	295	302
Toyota Motor Credit MTN
3.400%, 09/15/2021	3,425	3,545
2.050%, 01/12/2017	215	222
1.250%, 10/05/2017	2,740	2,733

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Travelers
5.900%, 06/02/2019	$145	$171
Travelers Property Casualty
7.750%, 04/15/2026	300	403
UBS MTN
5.875%, 12/20/2017	303	350
5.750%, 04/25/2018	150	173
3.875%, 01/15/2015	785	808
UDR MTN ‡
5.250%, 01/15/2015	75	78
US Bancorp MTN
4.125%, 05/24/2021	134	145
3.000%, 03/15/2022	67	67
2.875%, 11/20/2014	415	422
2.450%, 07/27/2015	300	308
Ventas Realty ‡
4.000%, 04/30/2019	3,553	3,801
Vesey Street Investment Trust I
4.404%, 09/01/2016 (E)	870	936
Wachovia
5.750%, 06/15/2017	690	789
0.576%, 10/28/2015 (A)	3,210	3,210
Wachovia Bank MTN
6.000%, 11/15/2017	4,220	4,889
0.573%, 03/15/2016 (A)	1,200	1,196
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,636
WEA Finance
6.750%, 09/02/2019 (B)	1,021	1,231
WEA Finance LLC (B)
7.125%, 04/15/2018	970	1,163
4.625%, 05/10/2021	2,360	2,565
Wells Fargo
5.625%, 12/11/2017	830	954
5.606%, 01/15/2044	1,700	1,877
5.375%, 11/02/2043	220	235
4.600%, 04/01/2021	500	557
4.480%, 01/16/2024	1,392	1,456
3.676%, 06/15/2016 (E)	2,980	3,177
3.500%, 03/08/2022	250	256
3.450%, 02/13/2023 (C)	1,100	1,076
3.000%, 01/22/2021	3,020	3,051
1.500%, 01/16/2018	800	801
1.250%, 02/13/2015	203	205
Wells Fargo Capital X
5.950%, 12/15/2036	860	865
Westpac Banking MTN
4.875%, 11/19/2019	604	678
2.450%, 11/28/2016 (B)	350	364
0.977%, 03/31/2014 (A) (B)	725	725
Woodbourne Capital Trust I
2.610%, 04/08/2049 (A) (B)	625	331
WR Berkley
4.625%, 03/15/2022	761	798
XLIT
5.250%, 12/15/2043	780	834
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	6,290	6,730

		737,909

Health Care — 1.2%
AbbVie
2.900%, 11/06/2022 (C)	7,265	7,015
1.750%, 11/06/2017	2,047	2,062

32	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Actavis
3.250%, 10/01/2022	$112	$108
Aetna
6.750%, 12/15/2037	60	77
4.500%, 05/15/2042	71	70
Amgen
5.750%, 03/15/2040	237	267
5.700%, 02/01/2019	100	117
5.650%, 06/15/2042 (C)	3,435	3,842
5.375%, 05/15/2043	1,355	1,472
5.150%, 11/15/2041 (C)	3,495	3,660
4.850%, 11/18/2014	50	51
4.500%, 03/15/2020	84	92
3.875%, 11/15/2021	200	210
Boston Scientific
4.125%, 10/01/2023	820	832
Catholic Health Initiatives
4.350%, 11/01/2042	190	175
Celgene
5.250%, 08/15/2043	1,025	1,100
2.300%, 08/15/2018	985	993
1.900%, 08/15/2017	337	341
CHS
8.000%, 11/15/2019	200	222
Express Scripts Holding
3.500%, 11/15/2016	3,430	3,638
2.650%, 02/15/2017	134	139
2.100%, 02/12/2015	2,055	2,084
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,846
2.850%, 05/08/2022	410	403
HCA
7.250%, 09/15/2020	1,165	1,267
5.750%, 03/15/2014	5,548	5,555
Humana
7.200%, 06/15/2018	1,950	2,340
Medco Health Solutions
7.125%, 03/15/2018	250	298
2.750%, 09/15/2015	135	139
Medtronic
4.450%, 03/15/2020	1,210	1,344
3.625%, 03/15/2024	2,765	2,803
Merck
2.800%, 05/18/2023 (C)	1,205	1,152
2.400%, 09/15/2022	156	147
Mylan
5.400%, 11/29/2043	450	475
2.550%, 03/28/2019	1,980	1,981
1.800%, 06/24/2016 (B)	77	78
Novartis Securities Investment
5.125%, 02/10/2019	94	108
Perrigo (B)
4.000%, 11/15/2023	1,065	1,074
2.300%, 11/08/2018	1,360	1,362
Pfizer
6.200%, 03/15/2019	430	515
3.000%, 06/15/2023 (C)	965	937
Roche Holdings
6.000%, 03/01/2019 (B)	1,056	1,249
St. Jude Medical
3.250%, 04/15/2023 (C)	1,720	1,667

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stryker
1.300%, 04/01/2018	$2,845	$2,807
Thermo Fisher Scientific
5.300%, 02/01/2044 (C)	140	151
4.150%, 02/01/2024	862	886
3.600%, 08/15/2021	710	727
3.200%, 03/01/2016	1,425	1,490
2.400%, 02/01/2019	695	696
1.300%, 02/01/2017	1,793	1,793
UnitedHealth Group
6.625%, 11/15/2037	360	462
5.800%, 03/15/2036	560	649
5.700%, 10/15/2040	800	932
3.875%, 10/15/2020	870	930
3.375%, 11/15/2021	625	632
2.875%, 03/15/2023	150	143
WellPoint
5.875%, 06/15/2017	350	398
5.100%, 01/15/2044	530	546
4.625%, 05/15/2042	219	212
3.700%, 08/15/2021	290	295
3.300%, 01/15/2023	133	128
3.125%, 05/15/2022	3,332	3,207
1.250%, 09/10/2015	610	615
Wyeth
5.950%, 04/01/2037	1,980	2,394
Zoetis
4.700%, 02/01/2043	34	34
3.250%, 02/01/2023	479	462

		75,896

Industrials — 1.1%
3M
1.375%, 09/29/2016	86	88
ABB Finance USA
4.375%, 05/08/2042	227	223
2.875%, 05/08/2022	117	114
1.625%, 05/08/2017	81	81
ADT
4.875%, 07/15/2042	111	89
4.125%, 06/15/2023	48	45
3.500%, 07/15/2022	105	96
Air 2 US
8.027%, 10/01/2019 (B)	1,099	1,159
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B)	141	141
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	92	100
BAE Systems (B)
5.800%, 10/11/2041	90	99
4.750%, 10/11/2021	3,955	4,252
BAE Systems Holdings
5.200%, 08/15/2015 (B)	360	381
Boeing
4.875%, 02/15/2020	2,440	2,767
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	263
5.650%, 05/01/2017	200	227
5.400%, 06/01/2041	200	219
4.700%, 10/01/2019	375	419
4.375%, 09/01/2042	150	142

33	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.450%, 09/15/2021	$60	$61
3.050%, 09/01/2022	300	290
Canadian National Railway
5.850%, 11/15/2017	150	173
5.550%, 05/15/2018	385	441
Cargill (B)
7.350%, 03/06/2019	400	489
3.300%, 03/01/2022	200	198
Caterpillar
2.600%, 06/26/2022	123	117
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	106	115
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019 (C)	389	425
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	1,059	1,178
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	2,225	2,575
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022 (C)	2,515	2,849
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	127	128
Crane
4.450%, 12/15/2023	685	707
CRH America
6.000%, 09/30/2016	154	171
CSX
7.375%, 02/01/2019	460	568
4.250%, 06/01/2021	65	70
Danaher
3.900%, 06/23/2021	266	282
Deere
3.900%, 06/09/2042	64	59
2.600%, 06/08/2022	74	71
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,438	1,681
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019 (C)	217	236
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	66	73
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	95	102
Eaton
7.625%, 04/01/2024	325	410
4.150%, 11/02/2042	530	487
4.000%, 11/02/2032	99	95
2.750%, 11/02/2022	2,090	1,998
1.500%, 11/02/2017	1,062	1,063
Fluor
3.375%, 09/15/2021	308	310
General Electric
5.250%, 12/06/2017	341	389
4.125%, 10/09/2042 (C)	246	238
0.850%, 10/09/2015	1,060	1,066

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Illinois Tool Works
3.900%, 09/01/2042 (C)	$960	$870
Ingersoll-Rand
6.391%, 11/15/2027	425	499
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.611%, 08/15/2016 (A)	2,499	2,467
John Deere Capital MTN
1.250%, 12/02/2014	122	123
Koninklijke Philips
7.200%, 06/01/2026	300	365
5.750%, 03/11/2018	100	116
3.750%, 03/15/2022	424	438
Lockheed Martin
4.070%, 12/15/2042	453	422
3.350%, 09/15/2021	3,435	3,513
2.125%, 09/15/2016	187	193
Norfolk Southern
6.000%, 05/23/2111	527	598
3.950%, 10/01/2042	129	115
Northrop Grumman
4.750%, 06/01/2043	1,470	1,466
3.250%, 08/01/2023	10,520	10,106
Pitney Bowes MTN
5.600%, 03/15/2018	100	110
Raytheon
3.125%, 10/15/2020	720	739
Republic Services
3.550%, 06/01/2022	125	125
Ryder System MTN
3.600%, 03/01/2016	132	139
2.500%, 03/01/2017	177	182
Union Pacific
4.875%, 01/15/2015	497	516
4.300%, 06/15/2042	100	96
4.163%, 07/15/2022	437	464
Union Pacific Railroad Pass-Through Trust
4.698%, 01/02/2024	128	139
United Parcel Service
3.125%, 01/15/2021	90	92
2.450%, 10/01/2022	100	95
United Parcel Service of America
8.375%, 04/01/2020	140	185
United Technologies
8.875%, 11/15/2019	400	521
5.400%, 05/01/2035	640	737
4.500%, 06/01/2042	1,210	1,234
3.100%, 06/01/2022 (C)	233	234
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	48	53
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	5,252	5,488
Waste Management
7.125%, 12/15/2017	1,650	1,935
4.750%, 06/30/2020	299	329
2.600%, 09/01/2016	1,015	1,053

		65,777

34	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.5%
Apple
2.400%, 05/03/2023	$568	$525
0.488%, 05/03/2018 (A)	345	345
Arrow Electronics
6.875%, 06/01/2018	270	310
6.000%, 04/01/2020	225	251
3.375%, 11/01/2015	60	62
Cisco Systems
5.900%, 02/15/2039	250	294
5.500%, 02/22/2016	116	127
5.500%, 01/15/2040	670	759
3.625%, 03/04/2024	3,040	3,062
2.125%, 03/01/2019	3,375	3,404
eBay
4.000%, 07/15/2042	84	73
2.600%, 07/15/2022 (C)	166	156
EMC
3.375%, 06/01/2023	190	188
Google
3.375%, 02/25/2024	1,570	1,583
Hewlett-Packard
6.000%, 09/15/2041	95	102
4.650%, 12/09/2021	45	48
4.300%, 06/01/2021	94	98
HP Enterprise Services LLC
7.450%, 10/15/2029	500	604
Intel
4.800%, 10/01/2041	630	646
3.300%, 10/01/2021	312	320
1.950%, 10/01/2016	101	104
International Business Machines
7.625%, 10/15/2018	365	457
4.000%, 06/20/2042 (C)	327	303
3.625%, 02/12/2024	2,765	2,780
1.950%, 07/22/2016	126	130
1.625%, 05/15/2020	3,671	3,506
1.250%, 02/06/2017	189	191
0.875%, 10/31/2014	313	314
Intuit
5.750%, 03/15/2017	765	862
Juniper Networks
4.500%, 03/15/2024	405	406
Microsoft
4.875%, 12/15/2043	825	887
4.500%, 10/01/2040	61	62
3.625%, 12/15/2023	178	183
1.625%, 09/25/2015	405	413
0.875%, 11/15/2017	54	53
National Semiconductor
6.600%, 06/15/2017	480	560
3.950%, 04/15/2015	500	519
Oracle
6.500%, 04/15/2038	100	127
6.125%, 07/08/2039	163	199
5.750%, 04/15/2018	128	149
5.375%, 07/15/2040	97	109
5.000%, 07/08/2019	450	514
3.625%, 07/15/2023	1,164	1,181
2.375%, 01/15/2019 (C)	91	93
1.200%, 10/15/2017	104	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TSMC Global
1.625%, 04/03/2018 (B)	$3,415	$3,294
Xerox
8.250%, 05/15/2014	320	324
4.500%, 05/15/2021	80	84
2.950%, 03/15/2017	165	173

		31,038

Materials — 1.1%
Barrick (C)
4.100%, 05/01/2023	4,260	4,077
3.850%, 04/01/2022	640	613
Barrick Gold
6.950%, 04/01/2019	1,530	1,815
Barrick North America Finance LLC
4.400%, 05/30/2021	850	860
BHP Billiton Finance USA
6.500%, 04/01/2019	445	538
5.000%, 09/30/2043	2,399	2,534
4.125%, 02/24/2042	147	138
3.850%, 09/30/2023	2,470	2,532
3.250%, 11/21/2021	3,010	3,070
2.050%, 09/30/2018	82	83
1.125%, 11/21/2014	127	128
Celulosa Arauco y Constitucion
4.750%, 01/11/2022 (C)	1,150	1,157
Cliffs Natural Resources
4.875%, 04/01/2021 (C)	90	87
Codelco
4.750%, 10/15/2014 (B)	900	919
Dow Chemical
8.550%, 05/15/2019	377	488
4.250%, 11/15/2020	118	126
3.000%, 11/15/2022	5,405	5,153
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	312
4.900%, 01/15/2041	125	131
1.950%, 01/15/2016	162	166
Ecolab
4.350%, 12/08/2021	420	450
1.450%, 12/08/2017	246	244
Freeport-McMoRan Copper
3.550%, 03/01/2022	1,425	1,374
3.100%, 03/15/2020	1,260	1,245
2.375%, 03/15/2018	360	363
2.150%, 03/01/2017	404	410
LYB International Finance
5.250%, 07/15/2043 (C)	475	501
4.875%, 03/15/2044	895	895
4.000%, 07/15/2023 (C)	765	780
Mosaic
5.625%, 11/15/2043	565	600
5.450%, 11/15/2033 (C)	864	919
4.875%, 11/15/2041	117	111
4.250%, 11/15/2023	248	251
3.750%, 11/15/2021	98	99
Nacional del Cobre de Chile
5.625%, 10/18/2043 (B) (C)	825	842
Nucor
4.000%, 08/01/2023	754	760
Placer Dome
6.450%, 10/15/2035	281	283

35	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Potash Corp of Saskatchewan
6.500%, 05/15/2019	$250	$299
4.875%, 03/30/2020	10	11
PPG Industries
9.000%, 05/01/2021	515	669
6.650%, 03/15/2018	645	755
Praxair
5.200%, 03/15/2017	215	239
4.625%, 03/30/2015	196	205
4.375%, 03/31/2014	250	251
Rio Tinto Finance USA
9.000%, 05/01/2019	2,555	3,350
8.950%, 05/01/2014	265	268
6.500%, 07/15/2018	435	517
4.125%, 05/20/2021 (C)	770	812
3.750%, 09/20/2021 (C)	1,980	2,042
3.500%, 11/02/2020	77	80
2.250%, 12/14/2018	1,000	1,011
Rock Tenn
4.000%, 03/01/2023 (C)	580	588
3.500%, 03/01/2020	570	583
Southern Copper
5.250%, 11/08/2042 (C)	3,910	3,347
Stauffer Chemical
7.480%, 04/15/2018 (F) (I)	860	371
7.275%, 04/15/2017 (F) (I)	350	184
Union Carbide
7.750%, 10/01/2096	200	230
7.500%, 06/01/2025	200	242
Vale
5.625%, 09/11/2042	968	904
Vale Overseas
8.250%, 01/17/2034	365	439
6.875%, 11/21/2036	2,958	3,178
4.375%, 01/11/2022	4,015	4,006
Xstrata Finance Canada (B)
5.800%, 11/15/2016	390	432
2.700%, 10/25/2017	1,900	1,943
2.050%, 10/23/2015	2,878	2,916

		64,926

Telecommunication Services — 1.5%
21st Century Fox America
6.650%, 11/15/2037	385	467
America Movil
5.625%, 11/15/2017	1,450	1,654
5.000%, 03/30/2020 (C)	740	817
3.125%, 07/16/2022	2,357	2,228
2.375%, 09/08/2016	238	246
AT&T
6.300%, 01/15/2038	2,230	2,544
5.800%, 02/15/2019	500	584
5.500%, 02/01/2018	255	290
5.350%, 09/01/2040	1,431	1,469
4.450%, 05/15/2021	440	474
4.350%, 06/15/2045	811	718
4.300%, 12/15/2042	1,215	1,080
3.875%, 08/15/2021	860	891
2.500%, 08/15/2015	2,170	2,229
1.600%, 02/15/2017	1,915	1,936
1.400%, 12/01/2017	115	114
0.900%, 02/12/2016	184	185

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BellSouth Telecommunications
6.300%, 12/15/2015	$98	$102
British Telecommunications
5.950%, 01/15/2018	1,511	1,743
1.250%, 02/14/2017	755	757
CC Holdings GS V LLC
3.849%, 04/15/2023	245	239
Cellco Partnership
8.500%, 11/15/2018	340	434
Centel Capital
9.000%, 10/15/2019	325	392
CenturyLink
7.600%, 09/15/2039 (C)	360	339
6.450%, 06/15/2021	540	579
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	262
COX Communications
5.450%, 12/15/2014	323	335
Cox Enterprises
7.375%, 07/15/2027 (B)	170	204
Crown Castle Towers LLC
3.214%, 08/15/2015 (B)	290	296
Deutsche Telekom International Finance
6.000%, 07/08/2019	600	707
5.750%, 03/23/2016	1,915	2,101
2.250%, 03/06/2017 (B)	3,130	3,215
DIRECTV Holdings
6.000%, 08/15/2040	3,355	3,484
4.600%, 02/15/2021	400	422
Discovery Communications LLC
4.375%, 06/15/2021	344	366
France Telecom
2.750%, 09/14/2016	140	145
GTE
8.750%, 11/01/2021	600	783
6.840%, 04/15/2018	800	940
News America
7.300%, 04/30/2028	500	623
News America Holdings
8.875%, 04/26/2023	200	263
7.700%, 10/30/2025	200	255
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	199
Orange
9.000%, 03/01/2031	370	530
Qwest
6.750%, 12/01/2021	593	671
Rogers Communications
5.450%, 10/01/2043	71	75
4.100%, 10/01/2023	133	136
Sprint Capital
8.750%, 03/15/2032	390	438
TCI Communications
7.125%, 02/15/2028	400	510
Telecom Italia Capital
7.175%, 06/18/2019	70	80
6.175%, 06/18/2014	65	66
Telefonica Chile
3.875%, 10/12/2022 (B) (C)	1,290	1,206
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	111
6.221%, 07/03/2017	100	114

36	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.877%, 07/15/2019	$885	$1,004
5.462%, 02/16/2021	69	76
5.134%, 04/27/2020	860	935
4.570%, 04/27/2023	1,225	1,248
Thomson Reuters
5.650%, 11/23/2043	320	338
1.300%, 02/23/2017	1,140	1,139
UBM
5.750%, 11/03/2020 (B)	850	919
Verizon Communications
8.750%, 11/01/2018	126	162
7.750%, 12/01/2030	3,720	4,902
6.550%, 09/15/2043 (C)	3,655	4,474
6.400%, 09/15/2033	10,330	12,283
5.850%, 09/15/2035	150	169
5.550%, 02/15/2016	138	150
5.500%, 02/15/2018	1,710	1,940
5.150%, 09/15/2023	11,240	12,311
4.500%, 09/15/2020	4,094	4,435
3.850%, 11/01/2042	990	841
2.500%, 09/15/2016	80	83
2.450%, 11/01/2022	470	428
Verizon New England
7.875%, 11/15/2029	500	602
Vodafone Group
5.450%, 06/10/2019	226	262
2.950%, 02/19/2023	4,050	3,817
1.625%, 03/20/2017	240	243
Windstream
8.125%, 09/01/2018	365	390
WPP Finance 2010
5.625%, 11/15/2043	220	232
WPP Finance UK
8.000%, 09/15/2014	520	540

		94,971

Utilities — 1.6%
AGL Capital
6.375%, 07/15/2016	200	224
5.875%, 03/15/2041	73	87
5.250%, 08/15/2019	170	193
Alabama Power
6.125%, 05/15/2038	69	85
5.875%, 12/01/2022	275	326
5.500%, 10/15/2017	810	913
Alabama Power Capital Trust V
3.347%, 10/01/2042 (A)	100	94
Ameren
8.875%, 05/15/2014	2,080	2,113
American Electric Power
1.650%, 12/15/2017	1,937	1,937
American Water Capital
3.850%, 03/01/2024	300	303
Appalachian Power
5.950%, 05/15/2033	200	225
4.600%, 03/30/2021	150	165
Arizona Public Service
5.050%, 09/01/2041	219	238
4.500%, 04/01/2042	63	63
Atmos Energy
4.950%, 10/15/2014	260	267
Boston Gas
4.487%, 02/15/2042 (B)	140	140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy
6.500%, 05/01/2018	$271	$317
CenterPoint Energy Resources
6.125%, 11/01/2017	320	367
4.500%, 01/15/2021	246	267
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	373
Comision Federal de Electricidad (B)
4.875%, 05/26/2021	249	259
4.875%, 01/15/2024	965	977
Consolidated Edison of New York
6.650%, 04/01/2019	650	790
5.700%, 06/15/2040	154	183
Consumers Energy
6.700%, 09/15/2019	400	491
2.850%, 05/15/2022	56	55
Dominion Gas Holdings LLC
4.800%, 11/01/2043 (B)	645	657
Dominion Resources
8.875%, 01/15/2019	1,595	2,040
6.400%, 06/15/2018	295	345
5.250%, 08/01/2033	1,135	1,240
4.900%, 08/01/2041	48	49
1.950%, 08/15/2016	1,006	1,030
DPL
7.250%, 10/15/2021	8	8
DTE Electric
5.400%, 08/01/2014	50	51
2.650%, 06/15/2022	66	64
Duke Energy
3.950%, 10/15/2023	680	697
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	59
5.100%, 04/15/2018	385	436
4.300%, 06/15/2020	195	215
4.250%, 12/15/2041	120	119
3.900%, 06/15/2021	200	215
3.550%, 09/15/2021	722	743
Duke Energy Florida
3.850%, 11/15/2042	1,360	1,258
Duke Energy Ohio
3.800%, 09/01/2023	740	765
Duke Energy Progress
5.300%, 01/15/2019	400	460
3.000%, 09/15/2021	111	112
2.800%, 05/15/2022	121	119
Electricite de France (B)
6.000%, 01/22/2114	1,155	1,199
4.875%, 01/22/2044	775	768
Enel Finance International
5.125%, 10/07/2019 (B) (C)	500	548
Entergy Louisiana LLC
6.500%, 09/01/2018	500	587
Exelon
5.625%, 06/15/2035	2,225	2,350
Exelon Generation LLC
6.200%, 10/01/2017 (C)	159	181
5.750%, 10/01/2041	86	89
4.000%, 10/01/2020 (C)	588	601
FirstEnergy
4.250%, 03/15/2023 (C)	2,040	2,001
2.750%, 03/15/2018	650	655

37	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy, Ser C
7.375%, 11/15/2031	$4,905	$5,647
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	2,170	2,187
Florida Power & Light
5.950%, 10/01/2033	150	183
5.125%, 06/01/2041	197	222
Great Plains Energy
4.850%, 06/01/2021	27	29
Indiana Michigan Power
7.000%, 03/15/2019	170	206
Jersey Central Power & Light
7.350%, 02/01/2019	500	603
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	249	255
Kansas City Power & Light
5.300%, 10/01/2041	350	376
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,637
Louisville Gas & Electric
4.650%, 11/15/2043	455	476
Massachusetts Electric
5.900%, 11/15/2039 (B) (C)	210	249
Metropolitan Edison
3.500%, 03/15/2023 (B)	5,050	4,875
MidAmerican Energy
5.300%, 03/15/2018	250	284
4.800%, 09/15/2043	95	102
2.400%, 03/15/2019	1,285	1,314
MidAmerican Energy Holdings
6.500%, 09/15/2037	3,200	3,995
6.125%, 04/01/2036	118	141
5.150%, 11/15/2043 (B)	675	723
3.750%, 11/15/2023 (B)	488	489
Nevada Power
7.125%, 03/15/2019	400	496
6.500%, 08/01/2018	290	346
5.450%, 05/15/2041	150	174
5.375%, 09/15/2040	45	52
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	180	201
Nisource Finance
6.800%, 01/15/2019	3,747	4,484
5.800%, 02/01/2042	471	511
Northern States Power
6.250%, 06/01/2036	350	445
5.350%, 11/01/2039	56	64
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,551
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,977
5.800%, 03/01/2037	560	652
5.400%, 01/15/2040	156	172
4.750%, 02/15/2044	490	497
4.500%, 12/15/2041	180	176
4.450%, 04/15/2042	2,443	2,390
3.250%, 09/15/2021	35	35
3.250%, 06/15/2023	1,400	1,366
PacifiCorp
6.250%, 10/15/2037	310	391
5.650%, 07/15/2018	600	695
5.500%, 01/15/2019	400	462

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PG&E
5.750%, 04/01/2014	$80	$80
PPL Energy Supply
4.600%, 12/15/2021 (C)	25	25
Progress Energy
6.000%, 12/01/2039 (C)	200	240
PSEG Power LLC
5.500%, 12/01/2015	445	480
5.320%, 09/15/2016	126	138
5.125%, 04/15/2020	120	133
4.150%, 09/15/2021	72	75
2.750%, 09/15/2016	1,055	1,102
Public Service Electric & Gas
5.375%, 11/01/2039	97	112
3.650%, 09/01/2042	113	101
2.700%, 05/01/2015	135	139
Public Service of New Hampshire
3.500%, 11/01/2023	960	967
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,615
Public Service of Oklahoma
5.150%, 12/01/2019	220	246
Puget Energy
6.000%, 09/01/2021	2,045	2,359
Sabine Pass LNG
7.500%, 11/30/2016	710	788
7.500%, 11/30/2016 (B)	230	247
San Diego Gas & Electric
6.000%, 06/01/2026	400	492
3.950%, 11/15/2041	41	39
Sempra Energy
9.800%, 02/15/2019	100	134
6.500%, 06/01/2016	135	151
6.000%, 10/15/2039	170	202
2.875%, 10/01/2022	140	133
2.000%, 03/15/2014	234	234
Southern
4.150%, 05/15/2014	85	86
1.950%, 09/01/2016	130	133
Southern California Edison
6.650%, 04/01/2029	200	248
5.500%, 03/15/2040	170	199
4.650%, 04/01/2015	200	209
3.500%, 10/01/2023	3,125	3,153
Southern Power
5.150%, 09/15/2041	44	46
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (B)	655	714
Southwestern Electric Power
6.450%, 01/15/2019	672	785
3.550%, 02/15/2022	630	632
Southwestern Public Service
8.750%, 12/01/2018	300	388
Virginia Electric and Power
5.400%, 04/30/2018	695	795
4.650%, 08/15/2043	1,475	1,536
4.450%, 02/15/2044	665	671
2.950%, 01/15/2022	1,470	1,459

38	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wisconsin Electric Power
3.650%, 12/15/2042	$183	$163
2.950%, 09/15/2021	14	14

		101,706

Total Corporate Obligations (Cost $1,485,485) ($ Thousands)		1,547,800

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.7%
FAMC
2.375%, 07/22/2015	170	175
2.125%, 09/15/2015	175	180
FFCB
4.625%, 11/03/2014	150	154
1.500%, 11/16/2015	7,830	7,992
0.210%, 02/27/2017 (A)	7,130	7,133
FHLB
5.500%, 07/15/2036	3,810	4,636
0.750%, 05/26/2015 (E)	7,510	7,298
0.070%, 04/30/2014 (F)	29,930	29,929
0.060%, 04/21/2014 (F)	10,710	10,710
0.070%, 04/25/2014 (F)	15,600	15,600
FHLMC
6.750%, 03/15/2031	2,570	3,536
5.625%, 11/23/2035	1,581	1,694
3.500%, 03/01/2041	8,900	9,000
3.300%, 03/15/2044	2,399	2,495
3.080%, 03/15/2044	626	647
3.000%, 04/15/2044	1,043	1,072
2.500%, 04/15/2027	13,300	13,377
0.060%, 05/27/2014 (F)	23,390	23,388
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	10,072
9.700%, 04/05/2019	5,100	7,023
8.600%, 09/26/2019	5,655	7,474
1.593%, 09/26/2019 (F)	1,835	1,621
1.556%, 04/05/2019 (F)	1,000	906
1.524%, 06/06/2019 (F)	470	426
1.470%, 03/07/2019 (F)	1,450	1,319
1.386%, 11/02/2018 (F)	9,315	8,570
1.350%, 08/03/2018 (F)	9,280	8,608
1.315%, 05/11/2018 (F)	8,920	8,331
1.302%, 04/06/2018 (F)	2,920	2,734
1.281%, 02/08/2018 (F)	960	907
0.000%, 11/30/2017 to 12/06/2018 (F)	7,215	6,648
FNMA
7.308%, 10/09/2019 (F)	23,420	20,302
6.250%, 05/15/2029	3,730	4,856
5.430%, 06/11/2014	27,750	27,748
5.000%, 03/01/2039	13,000	14,233
4.500%, 04/14/2033 to 03/25/2044	65,760	70,492
4.000%, 04/30/2020 to 03/25/2044	162,173	170,053
3.777%, 06/01/2017 (F)	1,500	1,443
3.625%, 11/25/2053	1,117	1,120
3.500%, 03/25/2029 to 03/25/2044	50,625	52,003
3.000%, 04/25/2026 to 03/25/2044	73,955	72,351
2.942%, 05/01/2042	5,513	5,648
2.940%, 04/25/2044	1,935	1,994
2.500%, 03/25/2029	14,650	14,727

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA, PO
0.000%, 05/15/2030	$1,800	$923
GNMA
4.500%, 03/01/2039	1,300	1,411
4.000%, 03/01/2040 to 04/01/2040	45,000	47,646
3.500%, 03/01/2040 to 03/15/2044	28,420	29,262
3.000%, 03/20/2044	7,280	7,212
GS Mortgage Securities Trust
3.648%, 01/10/2047	1,538	1,594
Residual Funding Principal STRIPS
1.656%, 10/15/2020	2,500	2,145
Residual Funding STRIPS
1.969%, 07/15/2020 (F)	14,780	12,814
Resolution Funding STRIPS
1.689%, 01/15/2021	1,029	873
1.499%, 10/15/2019 (F)	6,700	6,000
Tennessee Valley Authority
5.880%, 04/01/2036	1,550	1,893
5.250%, 09/15/2039	2,228	2,515
4.625%, 09/15/2060	2,761	2,659
3.875%, 02/15/2021	3,090	3,358
1.750%, 10/15/2018	7,175	7,229
Tennessee Valley Authority Generic STRIPS
0.000%, 07/15/2028	1,500	813
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (F)	1,000	640

Total U.S. Government Agency Obligations (Cost $781,562) ($ Thousands)		789,612

ASSET-BACKED SECURITIES — 9.0%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2010- 2, Cl A4
2.090%, 05/15/2015	71	71
Ally Auto Receivables Trust, Ser 2010- 3, Cl A4
1.550%, 08/17/2015	118	119
Ally Auto Receivables Trust, Ser 2010- 4, Cl A4
1.350%, 12/15/2015	1,709	1,714
Ally Auto Receivables Trust, Ser 2010- 5, Cl A4
1.750%, 03/15/2016	3,349	3,367
Ally Auto Receivables Trust, Ser 2011- 1, Cl A4
2.230%, 03/15/2016	4,264	4,293
Ally Auto Receivables Trust, Ser 2012- 1, Cl A3
0.930%, 02/16/2016	444	446
Ally Auto Receivables Trust, Ser 2012- 2, Cl A3
0.740%, 04/15/2016	1,909	1,912

39	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2012- 5, Cl A2
0.450%, 07/15/2015	$2,919	$2,920
Ally Auto Receivables Trust, Ser 2013- 1, Cl A4
0.840%, 02/15/2018	3,399	3,390
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	2,325	2,331
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,960	1,976
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (A)	2,488	2,488
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/2015 (B)	9	9
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016 (B)	265	266
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	326	326
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	56	55
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	299	300
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	252	252
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	2,170	2,173
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	253	253
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	232	232
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	573	573
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	4,445	4,448
Avis Budget Rental Car Funding LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	1,050	1,091
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	1,700	1,715
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	900	896
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	590	609
BMW Vehicle Lease Trust, Ser 2012-1, Cl A3
0.750%, 02/20/2015	152	152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	$526	$526
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	4,777	4,781
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	2,443	2,451
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,314
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.584%, 11/20/2015 (A)	250	250
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	1,243	1,249
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	1,502	1,520
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	1,785	1,785
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	2,428	2,435
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,316	3,338
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,411	1,419
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.290%, 09/15/2015	16	16
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.160%, 09/15/2016	530	536
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	1,195	1,195
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (B)	230	234
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	238	244
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (B)	105	106
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (B)	658	662
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	430	432
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (B)	283	280
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
1.520%, 03/16/2020 (B)	605	607
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (B)	278	278
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	1,465	1,465

40	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	$301	$303
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	132	132
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	518	518
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	2,900	2,901
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	4,875	4,884
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	5,486	5,486
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	649	650
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	1,300	1,291
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	56	56
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	1,661	1,663
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A2
0.540%, 01/15/2016	3,190	3,193
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	3,340	3,342
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 08/22/2016	2,661	2,661
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	136	136
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/2015	284	286
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	288	290
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	99	99
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	660	664
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (B)	700	704
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	174	174
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (B)	396	398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (B)	$45	$44
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/2015	85	85
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A3
1.080%, 04/15/2016	105	105
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	132	132
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	1,331	1,333
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	245	245
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	1,663	1,664
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	4,994	5,002
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	3,295	3,296
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 01/16/2018	1,390	1,393
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (B)	12	12
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	288	289
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	1,775	1,776
United Auto Credit Securitization Trust, Ser 2012-1, Cl A2
1.100%, 03/16/2015 (B)	37	37
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	534	536
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	677	676
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	3,055	3,056
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	180	181

		115,193

Credit Cards — 0.6%
American Express Issuance Trust II, Ser 2013-1, Cl A
0.435%, 02/15/2019 (A)	3,316	3,319

41	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Issuance Trust II, Ser 2013-2, Cl A
0.585%, 08/15/2019 (A)	$4,358	$4,376
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	987	987
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.305%, 10/16/2017 (A)	2,608	2,608
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.255%, 02/15/2017 (A)	999	999
Chase Issuance Trust, Ser 2013-A7, Cl A
0.585%, 09/15/2020 (A)	507	508
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (A)	1,411	1,414
Citibank Credit Card Issuance Trust, Ser 2013-A1, Cl A1
0.256%, 04/24/2017 (A)	2,345	2,344
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	4,661	4,713
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.587%, 09/10/2020 (A)	4,020	4,035
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	407	408
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.585%, 07/15/2021 (A)	3,621	3,627
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	3,395	3,390
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.535%, 12/15/2019 (A)	2,382	2,382

		35,110

Mortgage Related Securities — 0.8%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.528%, 06/25/2032	46	45
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A1
0.400%, 09/25/2035 (A)	5,456	5,415
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.796%, 03/25/2030 (A)	1,697	1,078
Argent Securities, Ser 2004-W5, Cl AV2
1.196%, 04/25/2034 (A)	1,113	1,047
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	548	554
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.816%, 06/25/2035 (A)	43	42
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.130%, 12/15/2033 (A)	2,412	2,266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.666%, 07/25/2035 (A)	$934	$921
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.546%, 12/25/2035 (A)	4,488	4,406
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.526%, 08/25/2035 (A)	3,385	3,342
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE1, Cl 1A2
0.376%, 12/25/2035 (A)	2	2
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	96	94
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	52	52
Centex Home Equity, Ser 2006-A, Cl AV4
0.406%, 06/25/2036 (A)	75	66
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	3,344	3,396
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	487	488
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.975%, 09/15/2029 (A)	310	282
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.096%, 05/25/2039 (A) (B)	486	459
GSAA Trust, Ser 2005-6, Cl A3
0.526%, 06/25/2035 (A)	3,249	3,065
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.414%, 01/20/2035 (A)	61	60
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.314%, 01/20/2036 (A)	4,475	4,384
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A2
0.334%, 01/20/2036 (A)	53	52
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.304%, 03/20/2036 (A)	199	194
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A3V
0.304%, 03/20/2036 (A)	18	18
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.354%, 03/20/2036 (A)	156	153
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.354%, 11/20/2036 (A)	451	447
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.506%, 07/25/2034 (A) (B)	290	288
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.526%, 06/25/2035 (A)	2,607	2,577

42	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.316%, 08/25/2036 (A)	$1,084	$537
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.526%, 09/25/2035 (A)	7,695	7,593
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	446	449
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	195	193
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (B)	358	372
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	102	100
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	193	195
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.506%, 04/25/2037 (A) (B)	561	428
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.306%, 06/25/2037 (A)	127	73
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	230	229
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	839	847
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.306%, 07/25/2036 (A)	345	338
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	610	614
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	3,258	3,297

		50,458

Other Asset-Backed Securities — 5.7%
321 Henderson Receivables I LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (B)	1,150	1,156
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.956%, 12/27/2022 (A) (B)	290	293
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.956%, 12/26/2044 (A) (B)	969	962
Access Group, Ser 2006-1, Cl A2
0.345%, 08/25/2023 (A)	2,307	2,276
AEP Texas Central Transition Funding LLC, Ser 2002-1, Cl A5
6.250%, 01/15/2017	3,838	4,096
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.473%, 06/14/2037 (A) (B)	2,901	2,744

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2011-4, Cl A1
0.955%, 09/15/2016 (A)	$1,603	$1,607
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	5,955	5,957
Alm Loan Funding, Ser 2012-7A, Cl A1
1.657%, 10/19/2024 (A) (B)	4,350	4,343
Ameriquest Mortgage Securities, Ser 2005-R5, Cl M1
0.586%, 07/25/2035 (A)	308	303
Ameriquest Mortgage Securities, Ser 2005-R6, Cl A2
0.356%, 08/25/2035 (A)	14	14
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.836%, 01/25/2032 (A)	420	386
Apidos CDO II, Ser 2005-2A, Cl C
2.039%, 12/21/2018 (A) (B)	1,750	1,708
Apidos CDO, Ser 2014-16A, Cl A1
1.706%, 01/19/2025 (A) (B)	1,000	995
Apidos CDO, Ser 2014-16A, Cl B
3.056%, 01/19/2025 (A) (B)	2,000	1,988
Arrowpoint CLO, Ser 2014-2A, Cl A1L
1.750%, 03/12/2026 (A) (B)	1,900	1,888
Ascentium Equipment Receivables LLC, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	188	188
Axis Equipment Finance Receivables LLC, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	546	546
Bayview Opportunity Master Fund Trust IIB, Ser 2013-8NPL, Cl A
3.228%, 03/28/2033 (A) (B)	833	831
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.556%, 08/25/2043 (A)	3,557	3,505
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.856%, 12/26/2035 (A)	4,476	4,455
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.438%, 02/25/2035 (A)	4,835	4,911
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.035%, 02/25/2030 (A)	2,812	2,832
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.239%, 10/27/2036 (A)	3,520	3,519
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	363	359
Carlyle Global Market Strategies, Ser 2013-4A, Cl A1
1.708%, 10/15/2025 (A) (B)	1,930	1,921
Carlyle Global Market Strategies, Ser 2013-4A, Cl C
3.038%, 10/15/2025 (A) (B)	1,000	985
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.556%, 09/25/2035 (A)	2,923	2,878
Castle Trust, Ser 2003-1AW, Cl A1
0.905%, 05/15/2027 (A) (B)	55	50

43	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	$718	$755
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	110	111
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	500	517
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	552	558
CIT Education Loan Trust, Ser 2007-1, Cl A
0.336%, 03/25/2042 (A) (B)	3,547	3,279
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,188
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	990	909
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/2016	11	11
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/2016	213	215
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	111	112
CNH Equipment Trust, Ser 2012-C, Cl A2
0.440%, 02/16/2016	163	163
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	2,205	2,208
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	750	750
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017 (B)	1,350	1,350
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	339	340
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	12	13
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	100	103
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.816%, 04/25/2032 (A)	51	34
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.756%, 06/25/2033 (A)	115	96
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.426%, 12/25/2034 (A)	4,763	4,409
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.626%, 02/25/2036 (A)	8,230	8,065

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.616%, 10/25/2035 (A)	$81	$81
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.376%, 10/25/2046 (A)	201	164
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.486%, 07/25/2036 (A) (B)	317	232
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.056%, 10/25/2047 (A)	724	625
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.356%, 02/25/2037 (A) (B)	778	519
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.455%, 02/15/2034 (A)	477	416
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	81	79
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.887%, 12/25/2036	561	367
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.887%, 12/25/2036	1,269	998
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.466%, 05/25/2046 (A) (B)	9,767	7,240
Educational Funding of the South, Ser 2011-1, Cl A2
0.889%, 04/25/2035 (A)	3,580	3,562
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.515%, 03/25/2036 (A) (B)	2,500	2,550
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.158%, 04/25/2033 (A) (B)	4,600	4,517
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	118	119
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2004-FF7, Cl A5
1.156%, 09/25/2034 (A)	48	46
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2005-FF8, Cl A2D
0.536%, 09/25/2035 (A)	2,346	2,326
Flatiron CLO, Ser 2013-1A, Cl A1
1.690%, 01/17/2026 (A) (B)	1,700	1,691
Flatiron CLO, Ser 2013-1A, Cl B
3.040%, 01/17/2026 (A) (B)	1,200	1,180
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	840

44	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	$61	$61
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	1,000	1,000
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	300
GE Equipment Transportation LLC, Ser 2012-2, Cl A2
0.470%, 04/24/2015	120	120
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	455	455
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	40	40
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	3,199	3,441
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	2,666	2,868
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.670%, 02/20/2032 (A)	790	717
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.667%, 03/13/2032 (A)	1,288	1,150
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	730	735
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	539	538
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (B)	182	181
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.981%, 11/15/2046 (B)	2,614	2,617
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (B)	1,180	1,180
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	444	445
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.336%, 02/25/2036 (A)	1,380	1,275
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	2,333	2,380
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/2016	9	9
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/2018	285	286
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	45	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	$581	$582
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.286%, 11/25/2036 (A)	4,840	4,788
KGS-Alpha Capital, Ser 2012-A, Cl A
0.859%, 08/27/2037 (A) (B)	8,700	347
Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052 (A) (B)	798	800
KREMF, Ser 2014 K36C, Cl C
4.360%, 10/01/2023	1,030	942
Latitude CLO II, Ser 2006-2A, Cl A2
0.573%, 12/15/2018 (A) (B)	2,200	2,163
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	259	271
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.456%, 12/25/2035 (A)	1,703	954
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.951%, 02/25/2035 (A)	8,900	8,593
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	995	994
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.406%, 03/25/2032 (A)	223	223
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	3,028	3,231
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	466	488
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (B)	5,329	5,614
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	337	336
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (B)	232	227
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.419%, 10/27/2036 (A)	1,478	1,451
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.366%, 12/24/2035 (A)	4,000	3,891
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.326%, 11/23/2022 (A)	4,074	4,063
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.319%, 10/26/2026 (A)	4,919	4,906
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.245%, 11/27/2018 (A)	766	765
Nelnet Student Loan Trust, Ser 2007- 2A, Cl A3L
0.596%, 03/25/2026 (A) (B)	7,855	7,771
Nelnet Student Loan Trust, Ser 2010- 4A, Cl A
0.956%, 04/25/2046 (A) (B)	1,188	1,204

45	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Neuberger Berman CLO Ltd.
0.000%, 04/15/2026	$1,060	$1,056
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	94	95
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (B)	1,500	1,500
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (B)	788	788
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	2	2
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.498%, 08/25/2021 (A)	3,750	3,656
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.395%, 05/15/2032 (A)	6	6
Park Place Securities, Ser 2004-MHQ1, Cl M1
1.206%, 12/25/2034 (A)	1,043	1,045
Park Place Securities, Ser 2004-WCW1, Cl M2
0.836%, 09/25/2034 (A)	610	602
Park Place Securities, Ser 2004-WCW2, Cl M1
1.086%, 10/25/2034 (A)	52	52
Park Place Securities, Ser 2004-WWF1, Cl M2
1.176%, 12/25/2034 (A)	3,085	3,078
Park Place Securities, Ser 2005-WCH1, Cl M2
0.676%, 01/25/2036 (A)	3,378	3,356
Park Place Securities, Ser 2005-WCW1, Cl A3D
0.496%, 09/25/2035 (A)	405	404
PennyMac Loan Trust, Ser 2012-NPL1, Cl A
3.422%, 05/28/2052 (A) (B)	154	154
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	66	66
Progreso Receivables Funding, Ser 2013-A, Cl A
4.000%, 07/09/2018 (B)	500	501
Race Point CLO, Ser 2012-7A, Cl A
1.657%, 11/08/2024 (A) (B)	4,500	4,489
Residential Asset Mortgage Products, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
Residential Asset Mortgage Products, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	608	649
Residential Asset Mortgage Products, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	471	467
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.496%, 10/25/2035 (A)	393	388
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.456%, 03/25/2036 (A)	953	902

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (B)	$537	$550
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,770
Saranac CLO I, Ser 2013-1A, Cl A1A
1.789%, 10/26/2024 (A) (B)	1,900	1,890
Saranac CLO I, Ser 2013-1A, Cl C
3.009%, 10/26/2024 (A) (B)	500	474
Shackleton CLO, Ser 2013-4A, Cl B1
2.244%, 01/13/2025 (A) (B)	4,300	4,272
Shackleton CLO, Ser 2013-4A, Cl C
3.244%, 01/13/2025 (A) (B)	1,000	997
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.636%, 05/15/2028 (A)	1,096	1,094
SLM Private Education Loan Trust, Ser 2010-A, Cl 2A
3.405%, 05/16/2044 (A) (B)	4,230	4,492
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.560%, 08/15/2025 (A) (B)	2,105	2,130
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.005%, 02/15/2022 (A) (B)	2,505	2,514
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	5,065	4,987
SLM Student Loan Trust, Ser 2003-4, Cl A5A
0.993%, 03/15/2033 (A) (B)	65	65
SLM Student Loan Trust, Ser 2004-8, Cl B
0.699%, 01/25/2040 (A)	526	473
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.739%, 04/25/2024 (A) (B)	4,264	4,280
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.339%, 04/25/2025 (A)	415	412
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.439%, 07/27/2026 (A)	1,670	1,696
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.339%, 01/25/2023 (A)	305	305
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.409%, 01/25/2041 (A)	4,250	3,873
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.349%, 01/25/2027 (A)	4,597	4,500
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.309%, 04/25/2022 (A)	134	133
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.399%, 01/25/2041 (A)	4,250	3,796
SLM Student Loan Trust, Ser 2007-2, Cl B
0.409%, 07/25/2025 (A)	1,291	1,113

46	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2007-6, Cl B
1.089%, 04/27/2043 (A)	$1,136	$1,013
SLM Student Loan Trust, Ser 2008-2, Cl B
1.439%, 01/25/2029 (A)	1,155	1,046
SLM Student Loan Trust, Ser 2008-3, Cl B
1.439%, 04/25/2029 (A)	1,155	1,067
SLM Student Loan Trust, Ser 2008-4, Cl B
2.089%, 04/25/2029 (A)	1,155	1,138
SLM Student Loan Trust, Ser 2008-5, Cl B
2.089%, 07/25/2029 (A)	1,155	1,137
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.789%, 10/25/2017 (A)	312	313
SLM Student Loan Trust, Ser 2008-6, Cl B
2.089%, 07/25/2029 (A)	1,155	1,139
SLM Student Loan Trust, Ser 2008-7, Cl B
2.089%, 07/25/2029 (A)	1,155	1,128
SLM Student Loan Trust, Ser 2008-8, Cl B
2.489%, 10/25/2029 (A)	1,155	1,187
SLM Student Loan Trust, Ser 2008-9, Cl B
2.489%, 10/25/2029 (A)	1,155	1,181
SLM Student Loan Trust, Ser 2010-1, Cl A
0.556%, 03/25/2025 (A)	429	430
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.356%, 10/25/2034 (A)	495	514
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.908%, 05/26/2026 (A)	800	801
SLM Student Loan Trust, Ser 2012-6, Cl B
1.156%, 04/27/2043 (A)	2,045	1,865
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.255%, 08/15/2023 (A) (B)	1,006	1,012
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.905%, 10/16/2023 (A) (B)	2,912	2,918
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.905%, 06/15/2045 (A) (B)	3,659	3,746
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.406%, 09/25/2019 (A)	1,559	1,546
SLM Student Loan Trust, Ser 2013-1, Cl B
1.956%, 11/25/2043 (A)	487	480
SLM Student Loan Trust, Ser 2013-2, Cl B
1.656%, 06/25/2043 (A)	373	358
SLM Student Loan Trust, Ser 2013-3, Cl B
1.656%, 09/25/2043 (A)	768	725

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-4, Cl A
0.708%, 06/25/2027 (A)	$3,201	$3,202
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.556%, 10/26/2020 (A)	1,914	1,917
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.656%, 02/25/2021 (A)	633	635
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.755%, 08/15/2022 (A) (B)	1,799	1,799
SLM Student Loan Trust, Ser 2013-B, Cl A1
0.805%, 07/15/2022 (A) (B)	1,101	1,102
SLM Student Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	5,458	5,318
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	2,541	2,597
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.755%, 07/15/2022 (A) (B)	3,359	3,359
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	1,128	1,128
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.425%, 10/28/2028 (A)	1,333	1,324
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.435%, 04/28/2029 (A)	1,160	1,155
Sound Point CLO, Ser 2012-1A, Cl C
3.537%, 10/20/2023 (A) (B)	1,750	1,750
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	2,800	2,813
SPST, Ser 2013-1, Cl A
1.740%, 02/25/2015	1,000	1,000
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	408	409
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (B)	504	504
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (B)	781	788
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.561%, 06/25/2035 (A)	2	2
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.456%, 05/25/2035 (A)	7,135	7,113
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.386%, 07/25/2035 (A)	523	522
Structured Asset Securities, Ser 2005-WF4, Cl A4
0.516%, 11/25/2035 (A)	2,992	2,980

47	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.355%, 01/30/2023 (A) (B)	4,359	$4,320
Trade MAPS 1, Ser 2013-1A, Cl A
0.857%, 12/10/2018 (A) (B)	3,109	3,119
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.555%, 10/15/2015 (A) (B)	1,190	1,209
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (B)	159	173
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	2,170	2,395
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	3,457	3,646
Venture CDO, Ser 2013-15A, Cl B1
2.330%, 07/15/2025 (A) (B)	1,300	1,294
Venture CDO, Ser 2013-15A, Cl C
3.380%, 07/15/2025 (A) (B)	1,300	1,298
Venture CDO, Ser 2014-16A, Cl A1L
1.736%, 04/15/2026 (A) (B)	4,020	4,000
VOLT NPL IX LLC, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053 (B)	345	347
VOLT RLF XII Trust, Ser 2013-RLF1, Cl A1
4.213%, 04/25/2052 (B)	592	596
VOLT XX LLC, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (B)	1,347	1,351
VOLT, Ser 2014-NPL1, Cl A1
3.625%, 10/27/2053	1,151	1,151
VOLT, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053	1,151	1,150
Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/2025 (B)	384	387
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025 (B)	548	551
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (B)	409	410

		353,514

Total Asset-Backed Securities (Cost $548,047) ($ Thousands)		554,275

SOVEREIGN DEBT — 2.7%
African Development Bank
8.800%, 09/01/2019	700	911
Andina de Fomento
3.750%, 01/15/2016	564	589
Federal Republic of Brazil
4.250%, 01/07/2025 (C)	2,760	2,656
FMS Wertmanagement AoeR
1.000%, 11/21/2017	1,660	1,650
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/2020	1,937	1,947
Inter-American Development Bank MTN
4.375%, 01/24/2044	490	504
3.875%, 10/28/2041	1,353	1,289

Description	Face Amount (1) ($ Thousands)		Market Value ($ Thousands)

Israel Government AID Bond
5.500%, 09/18/2033 (C)		1,000	$1,210
3.353%, 11/01/2024		1,000	694
Italy Buoni Poliennali Del Tesoro
3.500%, 12/01/2018	EUR	22,465	33,046
Japan Bank for International Cooperation
3.375%, 07/31/2023		1,700	1,722
1.750%, 07/31/2018		2,925	2,936
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,907
Kommunalbanken
1.125%, 05/23/2018 (B)		7,510	7,392
Mexican Bonos
8.000%, 06/11/2020	MXN	13,930	1,180
6.500%, 06/09/2022	MXN	220,530	17,044
Province of Ontario Canada
0.950%, 05/26/2015		1,000	1,008
Province of Quebec Canada
7.500%, 07/15/2023		260	341
6.350%, 01/30/2026 (C)		270	335
2.625%, 02/13/2023		7,390	7,048
Republic of Colombia
5.625%, 02/26/2044		7,330	7,488
Republic of Indonesia MTN
5.875%, 03/13/2020		390	427
5.875%, 01/15/2024 (B)		1,264	1,359
4.875%, 05/05/2021		500	516
3.750%, 04/25/2022 (B)		360	341
3.750%, 04/25/2022		500	471
Republic of Poland
4.000%, 01/22/2024		10,539	10,618
Republic of Slovakia
4.375%, 05/21/2022 (B)		3,000	3,217
Republic of Slovenia (B)
5.500%, 10/26/2022		1,191	1,244
5.250%, 02/18/2024		1,620	1,655
4.750%, 05/10/2018		1,590	1,688
4.125%, 02/18/2019		1,225	1,259
Republic of South Africa
5.875%, 09/16/2025 (C)		5,150	5,511
7.500%, 11/07/2019		300	345
7.000%, 03/11/2019		870	977
6.250%, 09/26/2022		859	920
5.750%, 03/22/2024 (C)		4,605	4,697
5.625%, 03/30/2021		562	585
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		5,531	6,416
United Mexican States MTN
6.050%, 01/11/2040		394	441
5.750%, 10/12/2110		4,293	4,078
5.550%, 01/21/2045 (C)		23,113	24,038
4.750%, 03/08/2044		1,098	1,024
4.000%, 10/02/2023		316	320
3.500%, 01/21/2021		2,090	2,116

Total Sovereign Debt (Cost $166,844) ($ Thousands)			169,160

MUNICIPAL BONDS — 0.8%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9, RB
0.261%, 12/26/2024 (A)		1,183	1,138

48	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City of Houston, Ser A, GO
6.290%, 03/01/2032	$3,850	$4,647
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	219
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,335	1,751
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,280	1,736
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,479	1,947
Northstar, Education Finance Authority, RB
0.986%, 01/29/2046 (A)	50	48
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,124	1,060
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	562
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,285	2,111
State of California, Build America Project, GO
7.600%, 11/01/2040	1,105	1,558
7.300%, 10/01/2039	40	54
6.650%, 03/01/2022	6,100	7,388
6.200%, 10/01/2019	80	95
7.350%, 07/01/2035	230	269
6.200%, 07/01/2021	1,500	1,697
State of Illinois, GO
5.877%, 03/01/2019	750	841
5.665%, 03/01/2018	3,162	3,509
5.365%, 03/01/2017	945	1,037
5.100%, 06/01/2033	4,600	4,521
4.950%, 06/01/2023	562	579
4.350%, 06/01/2018	60	64
State of New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,614	2,216
State of New York, Dormitory Authority, RB
5.600%, 03/15/2040	280	326
State of Ohio, American Municipal Power, RB
7.499%, 02/15/2050	495	653
State of South Carolina, Student Loan, Ser A-2, Cl A2, RB
0.356%, 12/01/2020 (A)	3,975	3,918
State of Texas, Build America Project, GO
5.517%, 04/01/2039	1,250	1,494
State of Virginia, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	291	302

Total Municipal Bonds (Cost $40,770) ($ Thousands)		45,740

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Bills
0.050%, 03/20/2014 (F) (J)	$682	$682
U.S. Treasury Bonds
8.750%, 08/15/2020	6,550	9,283
8.500%, 02/15/2020	1,000	1,382
8.000%, 11/15/2021	1,000	1,410
7.625%, 02/15/2025	18,635	26,625
6.750%, 08/15/2026	250	351
6.625%, 02/15/2027	300	419
6.500%, 11/15/2026	100	138
6.375%, 08/15/2027	200	275
6.250%, 05/15/2030	400	556
6.125%, 11/15/2027	250	337
6.125%, 08/15/2029	100	137
6.000%, 02/15/2026	100	132
5.500%, 08/15/2028	200	257
5.375%, 02/15/2031	1,300	1,665
5.250%, 02/15/2029	200	251
5.000%, 05/15/2037	2,950	3,698
4.500%, 02/15/2036	2,250	2,636
4.500%, 05/15/2038	450	527
4.375%, 02/15/2038	3,700	4,254
4.375%, 11/15/2039	500	575
3.750%, 11/15/2043 (C)	48,882	50,333
3.625%, 08/15/2043 (C)	18,433	18,554
3.625%, 02/15/2044	1,858	1,868
3.500%, 02/15/2039	4,000	3,998
3.125%, 02/15/2043	79,491	73,092
3.000%, 05/15/2042 (J)	11,115	9,955
2.750%, 08/15/2042	50,052	42,450
2.750%, 11/15/2042	33,140	28,045
0.000%, 05/15/2022	2,500	2,031
0.000%, 08/15/2022	500	402
0.000%, 02/15/2023	2,850	2,240
U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/2040	516	617
2.125%, 02/15/2041	5,119	6,118
2.000%, 07/15/2014	43,316	44,250
1.625%, 01/15/2015	238	245
1.375%, 02/15/2044	9,385	9,524
1.250%, 04/15/2014	3,012	3,029
0.750%, 02/15/2042	5,662	4,901
0.625%, 02/15/2043 (C)	14,961	12,441
0.500%, 04/15/2015	23,766	24,349
0.125%, 04/15/2017	41,602	43,184
U.S. Treasury Notes
4.750%, 02/15/2037	1,800	2,183
4.500%, 05/15/2017	4,000	4,468
3.625%, 02/15/2021	600	660
3.500%, 02/15/2018	500	546
3.125%, 04/30/2017	4,636	4,974
3.125%, 05/15/2019	279	301
3.125%, 05/15/2021	2,150	2,289
2.750%, 11/15/2023	3,528	3,564
2.750%, 02/15/2024 (C)	70,943	71,497
2.625%, 08/15/2020	4,100	4,260
2.500%, 08/15/2023	18,700	18,552
2.375%, 05/31/2018	1,000	1,047
2.250%, 01/31/2015	610	622
2.125%, 01/31/2021	50,635	50,667
2.125%, 08/15/2021	500	496

49	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.000%, 02/28/2021	$17,068	$16,919
2.000%, 02/15/2022	750	731
2.000%, 02/15/2023	23,675	22,661
1.750%, 10/31/2018	900	914
1.625%, 08/15/2022	750	703
1.500%, 07/31/2016	400	410
1.500%, 08/31/2018	500	503
1.500%, 01/31/2019 (C)	116,345	116,390
1.500%, 02/28/2019	42,258	42,235
1.000%, 11/30/2019	800	765
0.750%, 01/15/2017 (C)	10,193	10,222
0.750%, 12/31/2017	2,000	1,975
0.625%, 08/15/2016	14,804	14,854
0.625%, 10/15/2016	26,970	27,021
0.625%, 02/15/2017 (C)	57,304	57,219
0.625%, 09/30/2017	19,944	19,699
0.375%, 01/31/2016	11,325	11,340
0.250%, 10/15/2015	6,598	6,599
0.250%, 10/31/2015	9,739	9,740
0.250%, 12/31/2015	41,511	41,492
0.250%, 02/29/2016	13,506	13,485
U.S. Treasury STRIPS (F)
5.767%, 05/15/2026	500	340
5.467%, 05/15/2036	300	132
5.393%, 05/15/2029	100	59
5.344%, 02/15/2024	75	56
5.276%, 08/15/2024	200	147
5.077%, 05/15/2028	300	186
5.033%, 05/15/2034	500	238
5.000%, 08/15/2030	1,550	868
4.981%, 11/15/2024	450	328
4.869%, 11/15/2030	2,450	1,356
4.755%, 11/15/2029	1,450	839
4.630%, 02/15/2030	2,450	1,403
4.593%, 05/15/2019	5,150	4,721
4.561%, 05/15/2027	2,570	1,667
4.520%, 05/15/2024	800	596
4.291%, 11/15/2031	1,715	909
4.273%, 02/15/2017	13,420	13,123
4.228%, 08/15/2033	1,150	565
4.181%, 11/15/2017	6,150	5,908
4.129%, 08/15/2018	9,350	8,779
4.074%, 11/15/2026	1,150	763
4.052%, 08/15/2028	1,500	919
4.025%, 08/15/2027	4,090	2,623
3.963%, 05/15/2030	2,400	1,360
3.937%, 05/15/2043 (F)	38,930	30,511
3.905%, 11/15/2033	3,750	1,826
3.825%, 02/15/2032	1,350	708
3.809%, 05/15/2033	2,950	1,467
3.726%, 02/15/2033	600	301
3.712%, 02/15/2031	2,100	1,149
3.619%, 02/15/2027	6,800	4,459
3.594%, 08/15/2031	1,000	536
3.574%, 02/15/2028	2,473	1,550
3.548%, 02/15/2034	1,850	891
3.518%, 08/15/2020 (C)	13,150	11,508
3.487%, 02/15/2026	700	481
3.456%, 02/15/2022	12,500	10,262
3.449%, 08/15/2021	5,100	4,280
3.449%, 11/15/2032	3,700	1,879
3.296%, 08/15/2034	300	142
3.254%, 05/15/2031	1,930	1,045
3.239%, 02/15/2018	1,850	1,764

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

3.234%, 08/15/2017	$3,000	$2,901
3.207%, 02/15/2016	250	248
3.052%, 02/15/2035	885	409
3.013%, 05/15/2020	11,765	10,402
2.987%, 02/15/2029	3,100	1,855
2.967%, 08/15/2016	6,150	6,069
2.962%, 02/15/2015	200	200
2.933%, 11/15/2034	1,850	863
2.919%, 05/15/2032	7,600	3,943
2.886%, 05/15/2035	1,350	617
2.856%, 11/15/2027	20,420	13,045
2.844%, 11/15/2021	3,650	3,031
2.722%, 11/15/2028	800	485
2.711%, 08/15/2029	2,400	1,405
2.546%, 05/15/2023	2,200	1,712
2.423%, 08/15/2026	328	220
2.279%, 02/15/2021	20,555	17,616
1.800%, 05/15/2021	12,450	10,564
1.479%, 05/15/2018	4,000	3,788
1.296%, 02/15/2020	1,000	893
1.028%, 11/15/2016	1,910	1,879

Total U.S. Treasury Obligations (Cost $1,234,278) ($ Thousands)		1,224,008

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P. 0.150% ** † (G)	321,249,632	321,250

Total Affiliated Partnership (Cost $321,250) ($ Thousands)		321,250

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	341,727,356	341,727

Total Cash Equivalent (Cost $341,727) ($ Thousands)		341,727

COMMERCIAL PAPER (F) — 0.4%
Macquarie Bank 0.200%, 05/28/2014 (B)	13,560	13,554
National Rural Utilities Cooperative Finance 0.090%, 04/04/2014	13,000	12,998

Total Commercial Paper (Cost $26,552) ($ Thousands)		26,552

Total Investments — 110.2% (Cost $6,730,281) ($ Thousands) ††		$6,840,815

50	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTIONS — 0.1%
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500% *	11,750	$872
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500% *	11,750	871
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000% *	8,145	450
May 2018, 3-Month LIBOR Put, Expires: 04/09/2018, Strike Rate: 4.500% *	13,520	1,014

Total Purchased Swaptions (Cost $3,090) ($ Thousands)		3,207

WRITTEN OPTIONS — 0.0%
April 2014, U.S. 10 Year Future Option Call, Expires: 03/24/2014 *	(64)	(8)
April 2014, U.S. 10 Year Future Option Put, Expires: 03/24/2014, Strike Price: $121.50 *	(64)	(2)
April 2014, U.S. Bond Future Option Call, Expires: 03/24/2014 *	(51)	(8)
April 2014, U.S. Bond Future Option Put, Expires: 03/24/2014 *	(51)	(1)
June 2014, U.S. 10 Year Future Option Call, Expires: 05/26/2014 *	(180)	(67)
June 2014, U.S. 10 Year Future Option Put, Expires: 05/26/2014, Strike Price: $121.50 *	(180)	(48)
November 2020, U.S. CPI Urban Consumers NSA Call, Expires: 11/23/2020, Strike Rate: Inflation 0.00% *	(7,020,000)	(2)

Total Written Options (Premiums Received $252) ($ Thousands)		(136)

WRITTEN SWAPTION — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Price: 5.000% *	(30,730)	(662)

Total Written Swaption (Premiums Received $795) ($ Thousands)		$(662)

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	16	Mar-2014	$42
U.S. Ultra Long Treasury Bond	1	Mar-2014	7
U.S. 10-Year Treasury Note	(23)	Mar-2014	(11)
Euro Future	(40)	Mar-2014	(41)
U.S. Long Treasury Bond	(53)	Mar-2014	(204)
U.S. 5-Year Treasury Note	9	Apr-2014	(1)
U.S. 10-Year Treasury Note	1,047	Jun-2014	308
U.S. Ultra Long Treasury Bond	385	Jun-2014	862
U.S. 10-Year Treasury Note	(3)	Jun-2014	1
U.S. Ultra Long Treasury Bond	(434)	Jun-2014	(1,087)
U.S. Long Treasury Bond	(623)	Jun-2014	(850)
U.S. 2-Year Treasury Note	(1,937)	Jun-2014	17
U.S. 5-Year Treasury Note	(253)	Jul-2014	(68)
90-Day Euro$	505	Mar-2015	98
90-Day Euro$	(505)	Mar-2016	(17)

			$(944)

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/14/14	EUR	44,808	USD	61,052	$(827)
5/14/14	JPY	2,041,344	USD	19,976	(36)
5/14/14	USD	2,060	EUR	1,511	26

					$(837)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Citicorp	$(83,952)	$83,115	$(837)

For the period ended February 28, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

51	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

A list of the open OTC swap agreements held by the Fund at February 28, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	3.49%	3 Month LIBOR	03/15/2046	$8,250	$672
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/2027	4,105	180
Barclays Bank PLC	2.42%	3 Month LIBOR	11/15/2027	4,110	216
Barclays Bank PLC	3-Month LIBOR	3.15%	03/15/2026	18,410	(752)
Citigroup	2.71%	3 Month LIBOR	08/15/2042	8,210	1,326
Goldman Sachs	3.13%	3 Month LIBOR	04/09/2046	8,270	1,237
Goldman Sachs	3-Month LIBOR	2.80%	04/09/2026	18,340	(1,324)

					$1,555

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Deutsche Bank	Metlife, Inc.	SELL	1.00	6/20/2018	$(3,560)	$164
Deutsche Bank	Berkshire Hathaway, Inc.	SELL	1.00	3/20/2024	(3,280)	33

						$197

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month LIBOR	11/15/2043	$5,080	$(104)

For the period ended February 28, 2014, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

52	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Percentages are based on a Net Assets of $6,209,587 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $313,399 ($ Thousands).

(D)	Security in default on interest payments.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2014. The coupon on a step bond changes on a specified date.

(F)	The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $321,250 ($ Thousands).

(H)	Securities considered illiquid. The total value of such securities as of February 28, 2014 was $1 ($ Thousands) and represented 0.00% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2014 was $556 ($ Thousands) and represented 0.01% of Net Assets.

(J)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $6,730,281 ($ Thousands), and the unrealized appreciation and depreciation were $203,921 ($ Thousands) and $(93,387) ($ Thousands), respectively.

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR — Euro

FAMC — Federal Agricultural Mortgage Corporation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multifamily

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

NCUA — National Credit Union Association

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

The following is a list of the inputs used as of February 28, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$1,820,194	$497	$1,820,691
Corporate Obligations	—	1,547,244	556	1,547,800
U.S. Government Agency
Obligations	—	789,612	—	789,612
Asset-Backed Securities	—	554,275	—	554,275
Sovereign Debt	—	169,160	—	169,160
Municipal Bonds	—	45,740	—	45,740
U.S. Treasury Obligations	—	1,224,008	—	1,224,008
Affiliated Partnership	—	321,250	—	321,250
Cash Equivalent	341,727	—	—	341,727
Commercial Paper	—	26,552	—	26,552

Total Investments in Securities	$341,727	$6,498,035	$1,053	$6,840,815

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$3,207	$—	$3,207
Written Options	—	(136)	—	(136)
Written Swaption	—	(662)	—	(662)
Futures Contracts *
Unrealized Appreciation	1,335	—	—	1,335
Unrealized Depreciation	(2,279)	—	—	(2,279)
Forwards Contracts *
Unrealized Appreciation	—	26	—	26
Unrealized Depreciation	—	(863)	—	(863)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	3,631	—	3,631
Unrealized Depreciation	—	(2,076)	—	(2,076)
Credit Default Swaps *
Unrealized Appreciation	—	197	—	197
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(104)	—	(104)

Total Other Financial Instruments	$(944)	$3,220	$—	$2,276

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

53	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

February 28, 2014

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2014, the Fund is the seller (“providing protection”) on a total notional amount of $3.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$44,397	—	—	—	$44,397
Maximum potential amount of future payments	3,560,000	—	—	—	3,560,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) (1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)
0 - 100	—	—	3,560,000	$—	—	$3,560,000
Greater than 100	—	—	—	—	—	—

Total	—	—	3,560,000	$—	—	$3,560,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

54	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.2%

Consumer Discretionary — 16.4%
Academy
9.250%, 08/01/2019 (A)	$715	$783
Adelphia Communications (escrow security) (B)
10.250%, 06/15/2011	125	1
7.875%, 01/15/2009	250	2
7.750%, 05/01/2009	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/2004 (B)	25	—
Affinia Group
7.750%, 05/01/2021	1,810	1,955
Affinity Gaming LLC
9.000%, 05/15/2018	1,925	2,060
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	2,183	2,401
8.500%, 10/15/2018	1,565	1,706
Allegion US Holding
5.750%, 10/01/2021 (A)	1,120	1,169
Allison Transmission
7.125%, 05/15/2019 (A)	1,961	2,118
AMC Entertainment
9.750%, 12/01/2020	1,415	1,633
5.875%, 02/15/2022 (A)	1,275	1,291
American Axle & Manufacturing
7.750%, 11/15/2019	1,465	1,688
6.250%, 03/15/2021	290	310
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,410	1,449
American Tire Distributors
9.750%, 06/01/2017	620	656
AmeriGas Finance LLC
7.000%, 05/20/2022	6,496	7,097
6.750%, 05/20/2020	1,000	1,090
Belo
7.750%, 06/01/2027	2,025	2,197
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	2,455	2,731
Burlington Holdings LLC
9.000%, 02/15/2018 (A)	508	521
Cablevision Systems
7.750%, 04/15/2018	900	1,042
Caesars Entertainment Operating
11.250%, 06/01/2017	1,645	1,680
10.000%, 12/15/2018	788	378
9.000%, 02/15/2020	1,820	1,770
8.500%, 02/15/2020	1,595	1,531
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020 (A)	850	904
Carlson Wagonlit
6.875%, 06/15/2019 (A)	1,365	1,461
Carmike Cinemas
7.375%, 05/15/2019	950	1,038

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CCO Holdings LLC
7.375%, 06/01/2020	$1,335	$1,462
7.000%, 01/15/2019	1,205	1,276
6.500%, 04/30/2021	4,030	4,307
5.250%, 03/15/2021 (A)	400	406
5.250%, 09/30/2022	1,440	1,436
5.125%, 02/15/2023	1,000	975
Cedar Fair
5.250%, 03/15/2021	1,000	1,016
Chassix
9.250%, 08/01/2018 (A)	835	896
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	1,650	1,852
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	4,555	4,464
Chinos Intermediate Holdings
7.750%, 05/01/2019 (A)	1,270	1,327
Chrysler Group LLC
8.250%, 06/15/2021 (A)	2,855	3,233
8.250%, 06/15/2021	2,485	2,814
8.000%, 06/15/2019 (A)	825	908
Cinemark USA
7.375%, 06/15/2021	640	714
5.125%, 12/15/2022	1,100	1,106
4.875%, 06/01/2023	435	422
Claire’s Stores
9.000%, 03/15/2019 (A)	1,640	1,726
8.875%, 03/15/2019	780	760
Clear Channel Communications
9.000%, 12/15/2019	581	610
9.000%, 03/01/2021	1,030	1,079
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	2,925	3,166
7.625%, 03/15/2020	255	274
6.500%, 11/15/2022	2,630	2,801
6.500%, 11/15/2022	1,015	1,073
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,050
Cooper-Standard Holding
7.375%, 04/01/2018 (A)	1,505	1,535
CSC Holdings LLC
8.625%, 02/15/2019	2,835	3,402
6.750%, 11/15/2021	2,065	2,328
CST Brands
5.000%, 05/01/2023	350	340
Dana Holdings
6.750%, 02/15/2021	1,754	1,916
6.500%, 02/15/2019	645	687
6.000%, 09/15/2023	340	352
5.375%, 09/15/2021	210	216
Dave & Buster’s
14.860%, 02/15/2016 (A)	9,645	8,005
11.000%, 06/01/2018	347	373
DBP Holding
7.750%, 10/15/2020 (A)	1,930	1,877
Diamond Resorts
12.000%, 08/15/2018	1,350	1,485

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DISH DBS
7.875%, 09/01/2019	$2,675	$3,143
6.750%, 06/01/2021	1,310	1,467
5.875%, 07/15/2022	2,500	2,631
5.125%, 05/01/2020	35	36
5.000%, 03/15/2023	1,925	1,911
4.250%, 04/01/2018	2,000	2,080
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	1,450	1,555
Easton-Bell Sports
9.750%, 12/01/2016	1,675	1,766
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	5,460	5,788
Empire Today LLC
11.375%, 02/01/2017 (A)	1,841	1,850
Ferrellgas
6.500%, 05/01/2021	2,650	2,769
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,500	4
General Motors (A)
6.250%, 10/02/2043	875	969
4.875%, 10/02/2023	2,425	2,540
General Motors Financial
6.750%, 06/01/2018	1,365	1,590
4.250%, 05/15/2023	325	328
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,260	2,345
Gibson Brands
8.875%, 08/01/2018 (A)	375	399
Goodyear Tire & Rubber
8.750%, 08/15/2020	185	218
8.250%, 08/15/2020	950	1,062
6.500%, 03/01/2021	2,345	2,562
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	4,200	4,851
GRD Holdings III
10.750%, 06/01/2019 (A)	4,350	4,796
Greektown Holdings LLC
8.875%, 03/15/2019 (A)	1,550	1,550
Greektown Superholdings
13.000%, 07/01/2015	1,850	1,935
13.000%, 07/01/2015	3,390	3,546
Gymboree
9.125%, 12/01/2018	910	808
Hanesbrands
6.375%, 12/15/2020	845	927
HD Supply
11.500%, 07/15/2020	2,130	2,599
11.000%, 04/15/2020	535	654
8.125%, 04/15/2019	1,360	1,530
7.500%, 07/15/2020	1,925	2,108
Hillman Group
10.875%, 06/01/2018	3,265	3,510
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	565	598
Icahn Enterprises (A)
6.000%, 08/01/2020	3,400	3,587
5.875%, 02/01/2022	3,650	3,723
4.875%, 03/15/2019	3,511	3,581
3.500%, 03/15/2017	2,387	2,417

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Automotive Components Group
9.125%, 06/01/2018 (A)	$1,705	$1,790
Isle of Capri Casinos
5.875%, 03/15/2021	595	614
Jarden
7.500%, 01/15/2020	935	1,005
JC Penney
7.950%, 04/01/2017	1,400	1,218
6.375%, 10/15/2036	710	513
5.750%, 02/15/2018	365	296
5.650%, 06/01/2020	1,145	910
L Brands
6.625%, 04/01/2021	1,040	1,166
5.625%, 02/15/2022	1,285	1,349
Landry’s
9.375%, 05/01/2020 (A)	1,745	1,920
Libbey Glass
6.875%, 05/15/2020	642	695
Liberty Interactive LLC
8.250%, 02/01/2030	3,980	4,308
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,880	2,063
Logan’s Roadhouse
10.750%, 10/15/2017	2,155	1,595
M/I Homes
8.625%, 11/15/2018	670	724
Marina District Finance
9.875%, 08/15/2018	1,420	1,528
McClatchy
9.000%, 12/15/2022	2,805	3,208
MDC Partners
6.750%, 04/01/2020 (A)	6,800	7,259
MGM Resorts International
11.375%, 03/01/2018	625	811
8.625%, 02/01/2019	865	1,034
7.750%, 03/15/2022	1,015	1,165
6.750%, 10/01/2020	2,345	2,591
6.625%, 12/15/2021	1,080	1,185
5.250%, 03/31/2020	2,145	2,209
Michaels FinCo Holdings LLC
7.500%, 08/01/2018 (A)	2,755	2,851
Michaels Stores
7.750%, 11/01/2018	1,570	1,684
5.875%, 12/15/2020 (A)	905	916
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,280	2,514
MTR Gaming Group PIK
11.500%, 08/01/2019	5,375	6,073
Neiman Marcus Group LLC (A)
8.750%, 10/15/2021	445	478
8.000%, 10/15/2021	445	477
New Academy Finance LLC PIK
8.000%, 06/15/2018 (A)	1,300	1,329
New Albertsons
8.000%, 05/01/2031	5,340	4,659
7.750%, 06/15/2026	135	113
7.450%, 08/01/2029	165	139
Nexstar Broadcasting
6.875%, 11/15/2020	3,160	3,405

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Motor Acceptance
2.350%, 03/04/2019 (A)	$1,200	$1,202
Party City Holdings
8.875%, 08/01/2020	3,050	3,401
PC Nextco Holdings LLC
8.750%, 08/15/2019 (A)	350	361
Peninsula Gaming LLC
8.375%, 02/15/2018 (A)	2,750	2,977
Petco Animal Supplies
9.250%, 12/01/2018 (A)	360	387
Pinnacle Entertainment
7.750%, 04/01/2022	665	725
7.500%, 04/15/2021	1,375	1,495
Playa Resorts Holding
8.000%, 08/15/2020 (A)	2,140	2,317
PNK Finance
6.375%, 08/01/2021 (A)	915	956
Quebecor Media (escrow security) (B)
0.000%, 11/15/2013	1,800	18
0.000%, 03/15/2016	2,175	22
Quiksilver
7.875%, 08/01/2018 (A)	1,690	1,842
Radio Systems
8.375%, 11/01/2019 (A)	760	846
Regal Entertainment Group
5.750%, 03/15/2022	1,150	1,176
Rent-A-Center
4.750%, 05/01/2021	2,000	1,885
RSI Home Products
6.875%, 03/01/2018 (A)	315	333
Sabre
8.500%, 05/15/2019 (A)	3,170	3,531
Sally Holdings LLC
6.875%, 11/15/2019	455	499
5.750%, 06/01/2022	570	603
5.500%, 11/01/2023	565	574
Schaeffler Finance (A)
8.500%, 02/15/2019	250	279
4.750%, 05/15/2021	825	835
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	250	251
Seminole Tribe
6.535%, 10/01/2020 (A)	1,450	1,595
Seneca Gaming
8.250%, 12/01/2018 (A)	4,840	5,203
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	2,080	2,283
Service International
7.625%, 10/01/2018	450	523
7.500%, 04/01/2027	1,265	1,344
7.000%, 05/15/2019	620	659
Seven Seas Cruises LLC
9.125%, 05/15/2019	1,620	1,790
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,665	2,918
Sinclair Television Group
8.375%, 10/15/2018	320	344
6.125%, 10/01/2022	375	388
5.375%, 04/01/2021	4,000	4,020

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sirius XM Radio (A)
5.875%, 10/01/2020	$2,000	$2,105
5.750%, 08/01/2021	1,000	1,040
4.625%, 05/15/2023	1,340	1,260
4.250%, 05/15/2020	2,000	1,955
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,850	3,898
Stackpole International Intermediate
7.750%, 10/15/2021 (A)	2,210	2,354
Stanadyne Holdings
12.000%, 02/15/2015 (C)	1,500	1,140
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,580	1,572
Suburban Propane Partners
7.375%, 03/15/2020	500	538
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	4,975	4,975
Tempur Sealy International
6.875%, 12/15/2020	1,610	1,763
Toys R Us
10.375%, 08/15/2017	2,190	1,900
Travelport LLC
11.875%, 09/01/2016	1,535	1,577
Travelport LLC PIK
13.875%, 03/01/2016 (A)	1,323	1,406
UCI International
8.625%, 02/15/2019	1,185	1,141
Univision Communications (A)
8.500%, 05/15/2021	3,320	3,689
7.875%, 11/01/2020	2,750	3,046
Vail Resorts
6.500%, 05/01/2019	1,340	1,414
Visteon
6.750%, 04/15/2019	884	932
VTR Finance BV
6.875%, 01/15/2024 (A)	2,455	2,514
Whirlpool
2.400%, 03/01/2019	950	951
William Carter
5.250%, 08/15/2021 (A)	155	159
WMG Acquisition
11.500%, 10/01/2018	2,990	3,401
6.000%, 01/15/2021 (A)	1,238	1,294
Wok Acquisition
10.250%, 06/30/2020 (A)	3,740	4,030
Wynn Las Vegas LLC
7.750%, 08/15/2020	3,050	3,408

		352,903

Consumer Staples — 7.9%
Accellent
10.000%, 11/01/2017	980	1,057
8.375%, 02/01/2017	935	977
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	799
American Achievement
10.875%, 04/15/2016 (A)	1,775	1,873
APX Group
8.750%, 12/01/2020	3,995	4,165
6.375%, 12/01/2019	1,425	1,470
ARAMARK
5.750%, 03/15/2020 (A)	2,450	2,585

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Armored Autogroup
9.250%, 11/01/2018	$705	$693
Ashtead Capital
6.500%, 07/15/2022 (A)	2,140	2,322
Avis Budget Car Rental LLC
5.500%, 04/01/2023	1,370	1,384
4.875%, 11/15/2017	65	69
B&G Foods
4.625%, 06/01/2021	290	289
BI-LO LLC
8.625%, 09/15/2018 (A)	1,055	1,100
Biomet
6.500%, 08/01/2020	3,431	3,701
6.500%, 10/01/2020	2,494	2,659
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	3,250	3,412
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,124	2,328
Central Garden and Pet
8.250%, 03/01/2018	6,190	6,314
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,574	1,800
Chiquita Brands International
7.875%, 02/01/2021	782	862
Crestview DS Merger Sub II
10.000%, 09/01/2021 (A)	1,020	1,127
Darling International
5.375%, 01/15/2022 (A)	1,530	1,570
Del Monte
7.625%, 02/15/2019	4,360	4,540
Diamond Foods
7.000%, 03/15/2019 (A)	900	928
Elizabeth Arden
7.375%, 03/15/2021 (A)	1,000	1,070
7.375%, 03/15/2021	2,240	2,397
Envision Healthcare
8.125%, 06/01/2019	1,458	1,566
Fleming
10.125%, 04/01/2008 (B)	974	—
Fresenius Medical Care US
Finance II
5.625%, 07/31/2019 (A)	2,245	2,419
Harbinger Group
7.875%, 07/15/2019	4,150	4,503
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	2,205	2,227
Hawk Acquisition Sub
4.250%, 10/15/2020 (A)	1,310	1,307
Hertz
7.500%, 10/15/2018	1,075	1,149
5.875%, 10/15/2020	445	472
Immucor
11.125%, 08/15/2019	6,765	7,628
INC Research LLC
11.500%, 07/15/2019 (A)	2,965	3,328
Interactive Data
10.250%, 08/01/2018	1,030	1,114
JBS Investments GmbH
7.750%, 10/28/2020 (A)	330	342
JBS USA LLC
8.250%, 02/01/2020 (A)	1,190	1,303
KeHE Distributors LLC
7.625%, 08/15/2021 (A)	1,900	2,014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinetic Concepts
12.500%, 11/01/2019	$700	$805
10.500%, 11/01/2018	2,155	2,492
Knowledge Universe Education LLC
7.750%, 02/01/2015 (A)	775	763
Lantheus Medical Imaging
9.750%, 05/15/2017	1,440	1,339
Laureate Education
9.250%, 09/01/2019 (A)	2,550	2,728
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	1,665	1,746
Monitronics International
9.125%, 04/01/2020	4,280	4,590
Pantry
8.375%, 08/01/2020	1,440	1,555
Par Pharmaceutical
7.375%, 10/15/2020	2,900	3,139
Physio-Control International
9.875%, 01/15/2019 (A)	380	426
Post Holdings
7.375%, 02/15/2022	1,535	1,671
6.750%, 12/01/2021 (A)	215	230
Radiation Therapy Services
9.875%, 04/15/2017	660	643
8.875%, 01/15/2017	665	695
Reynolds Group Issuer
9.875%, 08/15/2019	4,395	4,955
9.000%, 04/15/2019	4,255	4,574
8.250%, 02/15/2021	2,070	2,261
6.875%, 02/15/2021	1,000	1,088
5.750%, 10/15/2020	6,545	6,840
Rite Aid
9.250%, 03/15/2020	485	558
7.700%, 02/15/2027	2,635	2,866
6.750%, 06/15/2021	910	1,001
Roundy’s Supermarkets
10.250%, 12/15/2020 (A)	1,061	1,130
ServiceMaster
8.000%, 02/15/2020	1,425	1,521
7.250%, 03/01/2038	4,710	3,756
7.000%, 08/15/2020	695	721
Smithfield Foods
6.625%, 08/15/2022	1,070	1,156
Spectrum Brands
6.750%, 03/15/2020	440	477
6.625%, 11/15/2022	1,835	2,000
6.375%, 11/15/2020	685	747
SUPERVALU
6.750%, 06/01/2021	4,400	4,422
TransUnion Holding
9.625%, 06/15/2018	425	452
8.125%, 06/15/2018	2,349	2,478
Truven Health Analytics
10.625%, 06/01/2020	595	674
United Rentals North America
8.375%, 09/15/2020	160	179
8.250%, 02/01/2021	3,940	4,447
7.625%, 04/15/2022	140	159
7.375%, 05/15/2020	170	190
United Surgical Partners International
9.000%, 04/01/2020	1,670	1,883

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Foods
8.500%, 06/30/2019	$1,670	$1,810
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,260	1,402
7.000%, 10/01/2020	1,605	1,751
6.750%, 08/15/2021	1,115	1,215
6.375%, 10/15/2020	885	967
5.625%, 12/01/2021	1,000	1,060
Vector Group
7.750%, 02/15/2021	2,030	2,167
VPII (escrow security) (A)
7.500%, 07/15/2021	2,260	2,576
6.750%, 08/15/2018	3,295	3,633

		170,801

Energy — 10.7%
Access Midstream Partners
6.125%, 07/15/2022	590	640
5.875%, 04/15/2021	310	331
4.875%, 05/15/2023	395	403
Antero Resources Finance
5.375%, 11/01/2021 (A)	435	445
Arch Coal
8.000%, 01/15/2019 (A)	1,555	1,571
7.250%, 06/15/2021	955	769
7.000%, 06/15/2019	510	423
Atlas Energy Holdings Operating LLC
7.750%, 01/15/2021	1,350	1,363
Atlas Pipeline Partners
6.625%, 10/01/2020	1,970	2,108
5.875%, 08/01/2023	1,850	1,818
4.750%, 11/15/2021	400	382
Atlas Resource (escrow security)
9.250%, 08/15/2021 (A)	1,250	1,334
Atwood Oceanics
6.500%, 02/01/2020	438	472
Berry Petroleum LLC
6.375%, 09/15/2022	430	448
Bill Barrett
7.625%, 10/01/2019	2,000	2,155
7.000%, 10/15/2022	1,400	1,466
BreitBurn Energy Partners
8.625%, 10/15/2020	640	693
7.875%, 04/15/2022	6,330	6,900
Calumet Specialty Products Partners
9.375%, 05/01/2019	1,455	1,608
7.625%, 01/15/2022	835	887
Carrizo Oil & Gas
7.500%, 09/15/2020	400	440
Chaparral Energy
8.250%, 09/01/2021	915	1,002
7.625%, 11/15/2022	730	792
Checkers & Rally’s Restaurants
11.625%, 11/01/2016 (A)	150	154
Chesapeake Energy
6.875%, 11/15/2020	340	391
6.625%, 08/15/2020	1,840	2,102
6.125%, 02/15/2021	415	459

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019	$425	$450
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	265	274
Comstock Resources
7.750%, 04/01/2019	1,395	1,493
Crestwood Midstream Partners
7.750%, 04/01/2019	4,050	4,404
6.125%, 03/01/2022 (A)	700	731
Crosstex Energy
7.125%, 06/01/2022	15	17
Denbury Resources
8.250%, 02/15/2020	464	507
4.625%, 07/15/2023	510	481
Dresser-Rand Group
6.500%, 05/01/2021	600	642
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,500	1,575
Eagle Rock Energy Partners
8.375%, 06/01/2019	3,810	4,134
El Paso LLC
7.250%, 06/01/2018	250	285
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,800	4,009
Energy Transfer Equity
5.875%, 01/15/2024	2,985	3,037
Energy XXI Gulf Coast
7.500%, 12/15/2021 (A)	3,350	3,501
EP Energy LLC
9.375%, 05/01/2020	1,540	1,783
7.750%, 09/01/2022	720	812
6.875%, 05/01/2019	590	636
EV Energy Partners
8.000%, 04/15/2019	1,465	1,509
Exterran Holdings
7.250%, 12/01/2018	4,650	4,917
Exterran Partners
6.000%, 04/01/2021	2,090	2,069
Genesis Energy
5.750%, 02/15/2021	1,780	1,829
Gibson Energy
6.750%, 07/15/2021 (A)	5,200	5,590
Halcon Resources
9.750%, 07/15/2020 (A)	1,350	1,419
9.250%, 02/15/2022 (A)	290	297
8.875%, 05/15/2021	11,800	12,006
Hercules Offshore (A)
8.750%, 07/15/2021	460	513
7.500%, 10/01/2021	755	798
Hiland Partners
7.250%, 10/01/2020 (A)	2,035	2,198
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)	500	497
James River Coal
7.875%, 04/01/2019	410	69
Key Energy Services
6.750%, 03/01/2021	1,535	1,608
Kinder Morgan
5.000%, 02/15/2021 (A)	1,255	1,263

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kodiak Oil & Gas
8.125%, 12/01/2019	$1,135	$1,263
5.500%, 02/01/2022	120	123
Laredo Petroleum
7.375%, 05/01/2022	980	1,088
5.625%, 01/15/2022 (A)	935	954
Legacy Reserves
8.000%, 12/01/2020	2,250	2,385
6.625%, 12/01/2021 (A)	2,665	2,638
Linn Energy LLC
8.625%, 04/15/2020	325	354
7.750%, 02/01/2021	1,465	1,586
7.000%, 11/01/2019 (A)	3,620	3,774
6.500%, 05/15/2019	150	156
MarkWest Energy Partners
5.500%, 02/15/2023	805	833
MEG Energy (A)
7.000%, 03/31/2024	590	620
6.500%, 03/15/2021	326	344
6.375%, 01/30/2023	3,400	3,502
Memorial Production Partners
7.625%, 05/01/2021 (A)	2,050	2,163
7.625%, 05/01/2021	675	712
Midstates Petroleum
10.750%, 10/01/2020	5,022	5,512
9.250%, 06/01/2021	2,950	3,120
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,950	1,463
Millennium Offshore Services Superholdings LLC
9.500%, 02/15/2018 (A)	1,040	1,079
Murphy Oil USA
6.000%, 08/15/2023 (A)	1,125	1,145
Murray Energy
8.625%, 06/15/2021 (A)	2,230	2,364
Newfield Exploration
6.875%, 02/01/2020	675	725
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,700	1,772
Niska Gas Storage US LLC
8.875%, 03/15/2018	3,090	3,229
Northern Blizzard Resources
7.250%, 02/01/2022 (A)	1,440	1,469
Northern Oil and Gas
8.000%, 06/01/2020	1,420	1,512
NuStar Logistics
6.750%, 02/01/2021	1,070	1,145
Oasis Petroleum
6.875%, 03/15/2022 (A)	1,550	1,682
Ocean Rig UDW
9.500%, 04/27/2016 (A)	3,400	3,583
Pacific Drilling
5.375%, 06/01/2020 (A)	1,150	1,164
Parker Drilling
7.500%, 08/01/2020 (A)	2,000	2,140
PDC Energy
7.750%, 10/15/2022	1,470	1,606
Peabody Energy
6.250%, 11/15/2021	3,085	3,185

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penn Virginia Resource Partners
8.375%, 06/01/2020	$2,206	$2,465
8.250%, 04/15/2018	1,265	1,325
6.500%, 05/15/2021 (A)	2,200	2,343
Plains Exploration & Production
6.875%, 02/15/2023	905	1,009
6.500%, 11/15/2020	1,630	1,801
QR Energy
9.250%, 08/01/2020	725	779
Range Resources
5.000%, 08/15/2022	945	973
5.000%, 03/15/2023	4,550	4,630
Regency Energy Partners
5.875%, 03/01/2022	2,535	2,636
5.500%, 04/15/2023	550	556
4.500%, 11/01/2023	1,175	1,099
RKI Exploration & Production LLC
8.500%, 08/01/2021 (A)	610	656
Rockies Express Pipeline LLC (A)
6.000%, 01/15/2019	3,180	3,180
5.625%, 04/15/2020	1,715	1,659
Rosetta Resources
5.875%, 06/01/2022	1,100	1,130
Sabine Pass Liquefaction LLC (A)
6.250%, 03/15/2022	2,955	3,058
5.625%, 02/01/2021	3,200	3,280
5.625%, 04/15/2023	6,355	6,244
Samson Investment
9.750%, 02/15/2020 (A)	895	995
SandRidge Energy
8.125%, 10/15/2022	5,259	5,653
7.500%, 03/15/2021	2,770	2,929
7.500%, 02/15/2023	6,635	7,000
SemGroup
7.500%, 06/15/2021	1,970	2,108
SESI LLC
7.125%, 12/15/2021	2,000	2,220
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (A)	1,200	1,272
Targa Resources Partners
6.375%, 08/01/2022	375	402
Tesoro Logistics
6.125%, 10/15/2021	360	376
5.875%, 10/01/2020	725	758
5.875%, 10/01/2020 (A)	330	345
Trinidad Drilling
7.875%, 01/15/2019 (A)	880	942
Tullow Oil
6.000%, 11/01/2020 (A)	600	614
Ultra Petroleum
5.750%, 12/15/2018 (A)	1,295	1,357
Unit
6.625%, 05/15/2021	1,950	2,077
Vanguard Natural Resources LLC
7.875%, 04/01/2020	505	544
Western Refining
6.250%, 04/01/2021	265	273

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Whiting Petroleum
5.750%, 03/15/2021	$1,640	$1,771
Williams
8.750%, 03/15/2032	600	718
7.500%, 01/15/2031	780	843

		229,319

Financials — 7.1%
Affinion Investments LLC
13.500%, 08/15/2018 (A)	523	515
Ally Financial
8.000%, 11/01/2031	1,285	1,619
7.500%, 09/15/2020	2,335	2,825
6.250%, 12/01/2017	2,380	2,677
4.750%, 09/10/2018	185	197
3.500%, 01/27/2019	4,490	4,524
2.917%, 07/18/2016 (D)	560	572
Alphabet Holding PIK
7.750%, 11/01/2017	3,550	3,670
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,004
American International Group
8.175%, 05/15/2058 (D)	1,290	1,661
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,035	3,225
Aventine (escrow security) PIK
0.000%, 10/15/2049 (B) (F) (G) (H)	2,600	1
Bank of America (D)
8.000%, 12/29/2049	1,805	2,058
5.200%, 12/29/2049	2,200	2,068
Barclays Bank
7.625%, 11/21/2022	1,510	1,669
Boart Longyear Management (A)
10.000%, 10/01/2018	2,000	2,060
7.000%, 04/01/2021	4,040	2,949
CIT Group
6.625%, 04/01/2018 (A)	300	338
5.500%, 02/15/2019 (A)	2,550	2,773
5.250%, 03/15/2018	1,520	1,649
4.250%, 08/15/2017	290	304
3.875%, 02/19/2019	1,820	1,845
City National Bank
9.000%, 08/12/2019	4,062	4,876
Compass Investors
7.750%, 01/15/2021 (A)	4,105	4,269
Corrections Corp of America ‡
4.625%, 05/01/2023	955	922
4.125%, 04/01/2020	810	792
Credit Acceptance
6.125%, 02/15/2021 (A)	3,950	4,098
Credit Suisse Group
7.500%, 12/11/2048 (A)	1,420	1,560
Crown Castle International ‡
5.250%, 01/15/2023	940	963
Denali Borrower LLC
5.625%, 10/15/2020 (A)	1,320	1,358
EPR Properties ‡
5.750%, 08/15/2022	1,065	1,132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	$1,000	$1,065
Geo Group ‡
6.625%, 02/15/2021	250	267
5.875%, 01/15/2022	825	841
GLP Capital
4.875%, 11/01/2020 (A)	1,429	1,479
HBOS Capital Funding
6.071%, 06/30/2049 (A) (D)	2,075	2,080
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	4,270	4,494
ING US
5.650%, 05/15/2053 (D)	2,050	2,009
International Lease Finance
8.750%, 03/15/2017	1,730	2,044
6.250%, 05/15/2019	935	1,050
5.875%, 04/01/2019	2,665	2,945
Ironshore Holdings US
8.500%, 05/15/2020 (A)	1,700	1,978
Jefferies Finance LLC
7.375%, 04/01/2020 (A)	830	878
JPMorgan Chase (D)
6.750%, 08/29/2049	890	928
5.150%, 04/05/2023	4,935	4,664
Kennedy-Wilson
8.750%, 04/01/2019	3,930	4,284
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,200	1,272
Liberty Mutual Group
7.000%, 03/15/2037 (A) (D)	1,565	1,631
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,000	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,575	1,583
Millennium (escrow security)
7.625%, 11/15/2026 (B)	200	—
MPH Intermediate Holdings 2
8.375%, 08/01/2018 (A)	750	782
MPT Operating Partnership ‡
6.875%, 05/01/2021	4,095	4,433
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,523
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,600	1,612
6.500%, 07/01/2021	2,180	2,066
6.500%, 06/01/2022	2,000	1,875
Neuberger Berman Group LLC
5.875%, 03/15/2022 (A)	200	210
Nuveen Investments (A)
9.500%, 10/15/2020	6,765	7,222
9.125%, 10/15/2017	3,170	3,321
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	715	731
Ono Finance II
10.875%, 07/15/2019 (A)	780	862
Opal Acquisition
8.875%, 12/15/2021 (A)	6,600	6,600

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oxford Finance LLC
7.250%, 01/15/2018 (A)	$1,750	$1,855
PHH
7.375%, 09/01/2019	775	845
6.375%, 08/15/2021	620	626
PNC Preferred Funding Trust II
1.465%, 03/29/2049 (A) (D)	6,540	5,755
RBS Capital Trust I
2.112%, 12/29/2049 (D)	1,580	1,540
Realogy Group LLC (A)
7.875%, 02/15/2019	1,125	1,221
7.625%, 01/15/2020	520	584
RHP Hotel Properties ‡
5.000%, 04/15/2021	1,436	1,440
Stena
7.000%, 02/01/2024 (A)	1,450	1,493
USB Realty
1.386%, 12/29/2049 (A) (D)	6,400	5,696
Wilton Re Finance LLC
5.875%, 03/30/2033 (A) (D)	2,400	2,388
XL Capital
6.500%, 12/31/2049 (D)	2,615	2,579

		153,924

Health Care — 3.4%
Acadia Healthcare
12.875%, 11/01/2018	1,702	2,059
6.125%, 03/15/2021 (A)	1,100	1,136
Alere
6.500%, 06/15/2020	1,430	1,502
Amsurg
5.625%, 11/30/2020	3,075	3,236
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,125	3,844
CHS
8.000%, 11/15/2019	735	817
7.125%, 07/15/2020	2,675	2,922
6.875%, 02/01/2022 (A)	4,876	5,187
5.125%, 08/01/2021 (A)	1,600	1,656
DaVita HealthCare Partners
6.625%, 11/01/2020	735	789
6.375%, 11/01/2018	255	268
DJO Finance LLC
9.875%, 04/15/2018	3,980	4,353
8.750%, 03/15/2018	525	575
7.750%, 04/15/2018	3,295	3,468
Forest Laboratories
5.000%, 12/15/2021 (A)	1,105	1,182
HCA
7.500%, 02/15/2022	4,965	5,759
6.500%, 02/15/2020	2,250	2,540
5.875%, 03/15/2022	2,050	2,240
HCA Holdings
7.750%, 05/15/2021	2,870	3,180
6.250%, 02/15/2021	15	16
HealthSouth
7.750%, 09/15/2022	494	545
5.750%, 11/01/2024	265	271
Hologic
6.250%, 08/01/2020	2,985	3,172

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

inVentiv Health (A)
11.000%, 08/15/2018	$450	$416
10.750%, 08/15/2018	610	563
LifePoint Hospitals
5.500%, 12/01/2021 (A)	1,500	1,569
Radnet Management
10.375%, 04/01/2018	720	718
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	1,735	1,857
Tenet Healthcare
8.125%, 04/01/2022	5,470	6,126
8.000%, 08/01/2020	2,365	2,596
6.750%, 02/01/2020	230	246
6.000%, 10/01/2020 (A)	1,520	1,634
4.750%, 06/01/2020	1,430	1,469
WellCare Health Plans
5.750%, 11/15/2020	3,915	4,081

		71,992

Industrials — 6.6%
ACCO Brands
6.750%, 04/30/2020	1,790	1,844
Actuant
5.625%, 06/15/2022	4,000	4,130
ADT
6.250%, 10/15/2021 (A)	2,265	2,384
3.500%, 07/15/2022	145	132
Air Medical Group Holdings
9.250%, 11/01/2018	3,808	4,132
Aircastle
7.625%, 04/15/2020	1,340	1,524
4.625%, 12/15/2018	390	404
Alion Science & Technology PIK
12.000%, 11/01/2014	1,685	1,698
Alliant Techsystems
5.250%, 10/01/2021 (A)	400	410
Anixter
5.625%, 05/01/2019	395	423
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,654	1,814
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,290	2,542
7.000%, 11/15/2020	264	273
Associated Materials LLC
9.125%, 11/01/2017	460	483
Atkore International
9.875%, 01/01/2018	818	880
BC Mountain LLC
7.000%, 02/01/2021 (A)	190	189
Belden
5.500%, 09/01/2022 (A)	910	899
Beverage Packaging Holdings Luxembourg II (A)
6.000%, 06/15/2017	350	364
5.625%, 12/15/2016	2,460	2,537
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	830	877
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	1,150	1,236

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BOE Merger PIK
9.500%, 11/01/2017 (A)	$1,783	$1,894
Bombardier (A)
7.750%, 03/15/2020	350	391
6.125%, 01/15/2023	1,135	1,149
5.750%, 03/15/2022	875	888
Builders FirstSource
7.625%, 06/01/2021 (A)	1,593	1,705
Building Materials Corp of America (A)
6.875%, 08/15/2018	210	221
6.750%, 05/01/2021	700	759
BWAY Holdings
10.000%, 06/15/2018	445	476
Case New Holland
7.875%, 12/01/2017	425	498
Cemex
7.250%, 01/15/2021 (A)	915	981
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	778	851
CEVA Group (A)
11.625%, 10/01/2016	2,735	2,851
8.375%, 12/01/2017	2,365	2,471
CHC Helicopter
9.375%, 06/01/2021	2,100	2,218
Clean Harbors
5.250%, 08/01/2020	3,265	3,363
CNH Capital LLC
3.625%, 04/15/2018	215	218
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,535
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl C
7.339%, 04/19/2014	292	292
Covanta Holding
5.875%, 03/01/2024	925	943
CPG Merger Sub LLC
8.000%, 10/01/2021 (A)	2,485	2,659
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl B
7.125%, 10/15/2014	2,000	2,031
DigitalGlobe
5.250%, 02/01/2021	5,440	5,386
Esterline Technologies
7.000%, 08/01/2020	1,755	1,909
FGI Operating Company, LLC
7.875%, 05/01/2020	880	942
Florida East Coast Railway
8.125%, 02/01/2017	750	784
FTI Consulting
6.750%, 10/01/2020	500	544
GenCorp
7.125%, 03/15/2021	1,240	1,342
General Cable
5.750%, 10/01/2022 (A)	870	879
Gibraltar Industries
6.250%, 02/01/2021	874	922
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,215	1,270
H&E Equipment Services
7.000%, 09/01/2022	1,820	2,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Huntington Ingalls Industries
6.875%, 03/15/2018	$600	$649
Interline Brands
7.500%, 11/15/2018	865	917
Interline Brands PIK
10.000%, 11/15/2018	310	340
Iron Mountain
7.750%, 10/01/2019	2,625	2,917
6.000%, 08/15/2023	790	839
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	780	860
Liberty Tire Recycling LLC
11.000%, 10/01/2016 (A)	2,000	1,940
Manitowoc
8.500%, 11/01/2020	1,180	1,338
Marquette Transportation LLC
10.875%, 01/15/2017	1,575	1,658
Masonite International
8.250%, 04/15/2021 (A)	1,630	1,793
Meritor
6.750%, 06/15/2021	1,105	1,174
6.250%, 02/15/2024	230	235
Milacron LLC
7.750%, 02/15/2021 (A)	1,490	1,594
Mueller Water Products
8.750%, 09/01/2020	504	566
Navistar International
8.250%, 11/01/2021	1,920	2,006
Nielsen Finance LLC
4.500%, 10/01/2020	1,685	1,706
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	2,545	2,666
Nortek
8.500%, 04/15/2021	3,460	3,875
Old AII
10.000%, 12/15/2016 (B)	1,675	—
Old AII PIK
9.000%, 12/15/2014 (B)	950	—
Oshkosh
8.500%, 03/01/2020	820	898
5.375%, 03/01/2022 (A)	70	72
Packaging Dynamics
8.750%, 02/01/2016 (A)	2,454	2,518
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,185	1,226
Polymer Group
7.750%, 02/01/2019	1,260	1,347
Polypore International
7.500%, 11/15/2017	535	567
Quality Distribution LLC
9.875%, 11/01/2018	4,293	4,717
Renaissance Acquisition
6.875%, 08/15/2021 (A)	380	389
RR Donnelley & Sons
7.000%, 02/15/2022	155	172
Sensata Technologies
4.875%, 10/15/2023 (A)	1,000	982
Silver II Borrower
7.750%, 12/15/2020 (A)	1,055	1,129
Syncreon Group
8.625%, 11/01/2021 (A)	1,955	2,033

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tekni-Plex
9.750%, 06/01/2019 (A)	$32	$37
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	1,062
Terex
6.500%, 04/01/2020	700	758
6.000%, 05/15/2021	3,035	3,194
Tervita
8.000%, 11/15/2018 (A)	655	691
TRAC Intermodal LLC
11.000%, 08/15/2019	1,910	2,187
TransDigm
7.500%, 07/15/2021	1,385	1,527
5.500%, 10/15/2020	2,100	2,126
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (A)	5,335	5,548
Triumph Group
4.875%, 04/01/2021	590	583
UAL 1995, Pass-Through Trust A
9.020%, 04/19/2012 (B) (F)	404	105
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	550	557
Vander Intermediate Holding II
9.750%, 02/01/2019 (A)	545	565
Victor Technologies Group
9.000%, 12/15/2017	4,363	4,681
Watco LLC
6.375%, 04/01/2023 (A)	1,975	1,995
Wise Metals Group LLC
8.750%, 12/15/2018 (A)	660	713

		143,001

Information Technology — 5.9%
ACI Worldwide
6.375%, 08/15/2020 (A)	580	613
Activision Blizzard (A)
6.125%, 09/15/2023	495	537
5.625%, 09/15/2021	5,500	5,912
Advanced Micro Devices
7.500%, 08/15/2022	4,595	4,538
6.750%, 03/01/2019 (A)	1,945	1,955
Amkor Technology
7.375%, 05/01/2018	190	198
6.625%, 06/01/2021	465	493
6.375%, 10/01/2022	2,515	2,603
Aspect Software
10.625%, 05/15/2017	4,355	4,584
Audatex North America (A)
6.125%, 11/01/2023	3,795	4,061
6.000%, 06/15/2021	4,325	4,617
Blackboard
7.750%, 11/15/2019 (A)	720	745
BMC Software Finance
8.125%, 07/15/2021 (A)	4,145	4,357
CDW LLC
8.500%, 04/01/2019	1,955	2,151
8.000%, 12/15/2018	1,916	2,074
Eagle Midco
9.000%, 06/15/2018 (A)	3,205	3,365

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Epicor Software
8.625%, 05/01/2019	$2,860	$3,125
Equinix
4.875%, 04/01/2020	2,785	2,830
First Data
12.625%, 01/15/2021	1,807	2,159
11.750%, 08/15/2021 (A)	1,075	1,150
11.750%, 08/15/2021 (A)	5,310	5,682
11.250%, 01/15/2021 (A)	4,025	4,578
8.875%, 08/15/2020 (A)	1,200	1,335
8.250%, 01/15/2021 (A)	1,470	1,595
7.375%, 06/15/2019 (A)	635	688
6.750%, 11/01/2020 (A)	2,390	2,581
First Data PIK
8.750%, 01/15/2022 (A)	7,497	8,200
First Data Holdings
14.500%, 09/24/2019 (A)	825	821
Freescale Semiconductor
10.750%, 08/01/2020	140	163
6.000%, 01/15/2022 (A)	735	780
Healthcare Technology Intermediate
7.375%, 09/01/2018 (A)	1,730	1,791
IAC
4.875%, 11/30/2018 (A)	1,700	1,772
4.750%, 12/15/2022	1,555	1,504
iGATE
9.000%, 05/01/2016	3,424	3,616
IMS Health
6.000%, 11/01/2020 (A)	890	952
Infor US
11.500%, 07/15/2018	710	825
9.375%, 04/01/2019	3,770	4,260
j2 Global
8.000%, 08/01/2020	2,115	2,300
Magnachip Semiconductor
6.625%, 07/15/2021	815	839
Micron Technology
5.875%, 02/15/2022 (A)	1,740	1,818
MModal
10.750%,
08/15/2020 (A) (B)	1,830	458
NCR
6.375%, 12/15/2023 (A)	2,330	2,493
5.875%, 12/15/2021 (A)	405	431
5.000%, 07/15/2022	1,900	1,924
NeuStar
4.500%, 01/15/2023	1,935	1,669
Nuance Communications
5.375%, 08/15/2020 (A)	2,350	2,356
NXP (A)
5.750%, 02/15/2021	3,000	3,195
5.750%, 03/15/2023	455	479
3.750%, 06/01/2018	175	177
Sensata Technologies
6.500%, 05/15/2019 (A)	3,998	4,297
SSI Investments II
11.125%, 06/01/2018	710	761
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,571	2,584

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stream Global Services
11.250%, 10/01/2014	$1,420	$1,427
SunGard Data Systems
7.625%, 11/15/2020	250	276
7.375%, 11/15/2018	910	969
6.625%, 11/01/2019	895	957
VeriSign
4.625%, 05/01/2023	1,000	975
Viasystems
7.875%, 05/01/2019 (A)	2,595	2,786
WEX
4.750%, 02/01/2023 (A)	1,475	1,387

		127,768

Materials — 4.8%
AK Steel
7.625%, 05/15/2020	795	787
APERAM
7.750%, 04/01/2018 (A)	1,230	1,298
ArcelorMittal
6.125%, 06/01/2018	2,150	2,365
6.000%, 03/01/2021	420	454
Ashland
4.750%, 08/15/2022	2,510	2,516
Ball
5.000%, 03/15/2022	1,550	1,600
Celanese US Holdings LLC
4.625%, 11/15/2022	4,285	4,264
Clearwater Paper
7.125%, 11/01/2018	175	186
Cornerstone Chemical
9.375%, 03/15/2018 (A)	3,570	3,793
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,326
Flash Dutch
7.375%, 05/01/2021 (A)	1,165	1,258
FMG Resources (A)
8.250%, 11/01/2019	1,290	1,422
6.875%, 02/01/2018	1,875	1,973
6.875%, 04/01/2022	1,434	1,556
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,353
Headwaters
7.625%, 04/01/2019	310	336
Hecla Mining
6.875%, 05/01/2021	2,155	2,128
Hexion US Finance
9.000%, 11/15/2020	560	575
8.875%, 02/01/2018	2,540	2,648
6.625%, 04/15/2020	1,305	1,349
Huntsman International LLC
8.625%, 03/15/2020	535	591
8.625%, 03/15/2021	670	757
4.875%, 11/15/2020	535	545
IAMGOLD
6.750%, 10/01/2020 (A)	4,335	3,815
Ineos Finance (A)
8.375%, 02/15/2019	1,320	1,462
7.500%, 05/01/2020	735	809
Ineos Group Holdings
6.125%, 08/15/2018 (A)	1,495	1,547
5.875%, 02/15/2019 (A)	4,770	4,913

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Inmet Mining
8.750%, 06/01/2020 (A)	$1,425	$1,560
JMC Steel Group
8.250%, 03/15/2018 (A)	1,120	1,165
Kaiser Aluminum
8.250%, 06/01/2020	1,065	1,206
KGHM International
7.750%, 06/15/2019 (A)	1,900	2,009
LSB Industries
7.750%, 08/01/2019 (A)	1,270	1,362
Mirabela Nickel
8.750%, 04/15/2018 (A) (B)	1,780	409
3.500%, 03/28/2014 (A)	281	281
Momentive PIK
1.617%, 06/04/2017 (F) (G)	3,171	2,198
New (A)
7.000%, 04/15/2020	800	832
6.250%, 11/15/2022	2,580	2,580
Nexeo Solutions LLC
8.375%, 03/01/2018	874	885
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	1,510	1,359
Novelis
8.750%, 12/15/2020	665	748
8.375%, 12/15/2017	2,000	2,140
Perstorp Holding
8.750%, 05/15/2017 (A)	2,515	2,701
PolyOne
7.375%, 09/15/2020	625	686
Rain CII Carbon LLC (A)
8.250%, 01/15/2021	200	206
8.000%, 12/01/2018	390	408
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,699	1,079
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	435	426
Rockwood Specialties Group
4.625%, 10/15/2020	425	441
Ryerson
11.250%, 10/15/2018	2,465	2,767
9.000%, 10/15/2017	1,215	1,324
Sappi Papier Holding GmbH (A)
8.375%, 06/15/2019	1,470	1,632
7.750%, 07/15/2017	400	444
6.625%, 04/15/2021	520	530
Scotts Miracle-Gro
6.625%, 12/15/2020	400	434
Sealed Air (A)
8.375%, 09/15/2021	2,235	2,579
6.500%, 12/01/2020	370	409
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,474
SPCM
6.000%, 01/15/2022 (A)	1,955	2,072
St. Barbara
8.875%, 04/15/2018 (A)	875	735

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Taminco Global Chemical
9.750%, 03/31/2020 (A)	$440	$499
TPC Group
8.750%, 12/15/2020 (A)	6,490	7,009
Vulcan Materials
7.500%, 06/15/2021	320	374
7.000%, 06/15/2018	500	578
Walter Energy
9.875%, 12/15/2020	5,766	4,469
9.500%, 10/15/2019 (A)	1,400	1,404
8.500%, 04/15/2021	2,060	1,499

		102,539

Telecommunication Services — 8.4%
Affinion Group
7.875%, 12/15/2018	1,910	1,690
Alcatel-Lucent USA (A)
8.875%, 01/01/2020	2,365	2,684
6.750%, 11/15/2020	1,685	1,795
Avaya
7.000%, 04/01/2019 (A)	2,770	2,749
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	1,029	823
CBS Outdoor Americas Capital LLC (A)
5.625%, 02/15/2024	1,130	1,167
5.250%, 02/15/2022	1,520	1,558
CenturyLink
6.750%, 12/01/2023	5,130	5,438
5.800%, 03/15/2022	2,420	2,480
5.625%, 04/01/2020	2,655	2,774
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (A)	4,120	4,357
Cincinnati Bell
8.750%, 03/15/2018	3,425	3,583
Cogent Communications Group
8.375%, 02/15/2018 (A)	605	658
Columbus International
11.500%, 11/20/2014 (A)	1,265	1,338
Comcel Trust
6.875%, 02/06/2024 (A)	490	507
CommScope
8.250%, 01/15/2019 (A)	930	1,014
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,940	2,052
DCP LLC
10.750%, 08/15/2015 (A)	3,000	3,105
Digicel Group (A)
8.250%, 09/01/2017	3,729	3,878
8.250%, 09/30/2020	4,306	4,554
Eileme 2
11.625%, 01/31/2020 (A)	655	784
Expo Event Transco
9.000%, 06/15/2021 (A)	1,565	1,596
GCI
8.625%, 11/15/2019	790	849
6.750%, 06/01/2021	610	607
Gray Television
7.500%, 10/01/2020	1,460	1,591
Hughes Satellite Systems
7.625%, 06/15/2021	3,484	3,937
6.500%, 06/15/2019	740	812

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Jackson Holdings
7.500%, 04/01/2021	$295	$325
7.250%, 10/15/2020	3,250	3,534
6.625%, 12/15/2022	920	972
5.500%, 08/01/2023 (A)	105	104
Intelsat Luxembourg (A)
8.125%, 06/01/2023	3,305	3,590
7.750%, 06/01/2021	4,580	4,929
inVentiv Health
9.000%, 01/15/2018 (A)	840	895
iPCS PIK
3.488%, 05/01/2014 (D)	16	16
Level 3 Communications
8.875%, 06/01/2019	1,205	1,328
Level 3 Financing
8.625%, 07/15/2020	835	938
8.125%, 07/01/2019	555	610
7.000%, 06/01/2020	1,485	1,629
6.125%, 01/15/2021 (A)	1,090	1,153
Lucent Technologies
6.450%, 03/15/2029	220	214
Lynx I
5.375%, 04/15/2021 (A)	3,585	3,693
Lynx II
6.375%, 04/15/2023 (A)	1,440	1,523
McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021 (A)	425	471
MetroPCS Wireless
7.875%, 09/01/2018	65	69
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	440	458
Nara Cable Funding (A)
8.875%, 12/01/2018	1,326	1,432
8.875%, 12/01/2018	1,125	1,223
NII International Telecom SCA
7.875%, 08/15/2019 (A)	370	257
PAETEC Holding
9.875%, 12/01/2018	1,135	1,257
Quebecor Media
5.750%, 01/15/2023	1,145	1,159
Qwest Capital Funding
7.750%, 02/15/2031	415	407
RCN Telecom Services LLC
8.500%, 08/15/2020 (A)	820	861
Sable International Finance
8.750%, 02/01/2020 (A)	80	90
SBA Telecommunications
8.250%, 08/15/2019	441	470
5.750%, 07/15/2020	145	153
Sitel LLC
11.000%, 08/01/2017 (A)	2,900	3,114
SoftBank
4.500%, 04/15/2020 (A)	4,196	4,222
Sprint (A)
7.875%, 09/15/2023	14,530	16,092
7.250%, 09/15/2021	1,930	2,113
7.125%, 06/15/2024	4,585	4,814
Sprint Capital
8.750%, 03/15/2032	4,370	4,905
6.900%, 05/01/2019	3,625	3,987
6.875%, 11/15/2028	760	754

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sprint Nextel (A)
9.000%, 11/15/2018	$2,030	$2,487
7.000%, 03/01/2020	320	370
T-Mobile USA
6.731%, 04/28/2022	1,825	1,971
6.633%, 04/28/2021	645	698
6.625%, 04/01/2023	1,475	1,586
6.500%, 01/15/2024	2,435	2,581
6.250%, 04/01/2021	1,270	1,354
6.125%, 01/15/2022	1,430	1,510
tw telecom holdings
5.375%, 10/01/2022	1,635	1,668
5.375%, 10/01/2022	620	632
Unitymedia Hessen GmbH & KG (A)
7.500%, 03/15/2019	2,000	2,175
5.500%, 01/15/2023	4,585	4,745
Univision Communications
5.125%, 05/15/2023 (A)	1,800	1,845
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,641
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,464
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,904	3,176
Videotron
5.000%, 07/15/2022	2,450	2,481
Wind Acquisition Finance (A)
11.750%, 07/15/2017	760	805
7.250%, 02/15/2018	2,190	2,305
7.250%, 02/15/2018	755	795
6.500%, 04/30/2020	1,302	1,435
Windstream
7.750%, 10/01/2021	2,110	2,279
7.500%, 06/01/2022	860	912
7.500%, 04/01/2023	1,215	1,276
6.375%, 08/01/2023	630	621
Zayo Group LLC
10.125%, 07/01/2020	2,040	2,366
8.125%, 01/01/2020	2,825	3,115

		181,434

Utilities — 2.0%
AES
8.000%, 06/01/2020	325	382
7.375%, 07/01/2021	1,295	1,473
4.875%, 05/15/2023	1,535	1,489
AES Gener
8.375%, 12/18/2073 (A) (D)	905	959
Calpine (A)
7.875%, 07/31/2020	144	161
7.500%, 02/15/2021	1,694	1,868
6.000%, 01/15/2022	1,758	1,864
5.875%, 01/15/2024	340	349
Elwood Energy LLC
8.159%, 07/05/2026	690	745
Enel
8.748%, 09/24/2073 (A) (D)	785	867
Energy Future Intermediate Holding LLC
10.000%, 12/01/2020 (A)	2,955	3,073

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Homer City Generation
8.137%, 10/01/2019	$2,665	$2,812
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,961
NRG Energy
8.250%, 09/01/2020	340	377
7.875%, 05/15/2021	7,155	7,942
6.250%, 07/15/2022 (A)	605	629
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,100	2,237
Sabine Pass LNG
7.500%, 11/30/2016 (A)	1,880	2,021
7.500%, 11/30/2016	10,385	11,527

		43,736

Total Corporate Obligations (Cost $1,508,038) ($ Thousands)		1,577,417

LOAN PARTICIPATIONS — 11.1%
1-800 Contacts, Term Loan, 1st Lien
4.250%, 01/27/2021	600	601
Academy Sports, Initial Term Loan
4.500%, 08/03/2018	606	608
Accellent, Term Loan, 1st Lien
0.000%, 02/19/2021 (E)	3,500	3,512
Advantage Sales and Marketing, Term Loan
8.250%, 06/17/2018	704	712
Aercap, Unfunded Bridge Loan
0.000%, 02/24/2015 (E)	3,600	—
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	1,500	1,480
Air Medical Group Holdings, 1st Lien
7.625%, 05/31/2018	3,010	2,972
Akorn, Term Loan B, 1st Lien
0.000%, 11/13/2020 (E)	1,380	1,389
Albertson’s, Term Loan
4.750%, 05/21/2019	1,438	1,448
Alcatel-Lucent USA, Term Loan
4.500%, 01/30/2019	787	794
Alinta Ltd., Unfunded Term Loan
0.500%, 08/13/2018	167	2
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,547	2,585
Alliance Laundry Systems LLC, Term Loan B
4.250%, 12/10/2018	370	370
AlliedBarton Security Services, LLC, Delayed Term Loan
0.000%, 02/12/2021 (E)	380	—
AlliedBarton Security Services, LLC, Term Loan, 1st Lien
4.250%, 02/12/2021	1,070	1,069
American Rock Salt, Term Loan
8.500%, 03/20/2020	2,000	2,005

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ANVS Merger, Term Loan, 1st Lien
5.500%, 02/18/2021	$600	$601
0.000%, 08/18/2021 (E)	1,300	1,306
Applied Systems, Term Loan, 1st Lien
5.500%, 01/15/2021	1,020	1,026
Applied Systems, Term Loan, 2nd Lien
8.750%, 01/14/2022	1,055	1,077
Arctic Glacier Income, Term Loan
6.000%, 05/09/2019	492	493
Arctic Glacier Income, Term Loan, 1st Lien
6.000%, 05/10/2019	1	1
Associated Partners, 1st Lien
6.660%, 12/21/2015	4,000	4,010
Astoria Generating, Cov-Lite, Term Loan
8.500%, 10/26/2017	23	23
Astoria Generating, Term Loan
8.500%, 10/26/2017	5,969	6,148
Asurion, LLC, Term Loan
4.500%, 05/24/2019	975	976
Asurion, LLC, Term Loan, 2nd Lien
0.000%, 02/19/2021 (E)	1,540	1,588
Avaya, Term Loan
6.500%, 03/31/2018	741	747
Azure Midstream, Term Loan B, 1st Lien
6.500%, 11/12/2018	1,100	1,110
Berlin Packaging, 2nd Lien
8.750%, 03/28/2020	375	383
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/31/2020	2,255	2,313
Blue Coat Systems, Term Loan
4.000%, 02/15/2018	3,950	3,960
BMC Software, Term Loan
5.000%, 08/07/2020	451	452
Bowie Resources, 1st Lien
6.750%, 08/16/2020	2,227	2,249
Carestream Health, Cov-Lite, 1st Lien
5.000%, 06/05/2019	2,243	2,268
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	2,210	2,254
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	450	456
Cengage Learning Acquisitions, Extended Term Loan, Tranche B
7.750%, 07/05/2017 (B)	189	178
Ceridian, Extended Term Loan
4.408%, 05/09/2017	2,419	2,426
Checkers Drive-In, Term Loan
0.000% (E)	1,850	—
CityCenter Holdings, LLC, Cov- Lite, Term Loan B, 1st Lien
5.000%, 10/09/2020	2,495	2,518

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CKX, Term Loan B
9.000%, 06/21/2017	$476	$422
Clear Channel Communication, 1st Lien
3.805%, 01/29/2016	1,653	1,623
Clear Channel Communications, Extended 1st Lien
6.905%, 01/22/2019	5,994	5,882
Community Health Services, Term Loan D, 1st Lien
4.250%, 01/27/2021	2,145	2,163
Crestwood Holdings, 1st Lien
7.000%, 06/19/2019	1,473	1,501
CSM Bakery Supplies, Cov- Lite, 1st Lien
4.750%, 07/03/2020	1,463	1,474
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	955
Cumulus Media, 1st Lien
4.250%, 12/23/2020	750	754
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	1,799	1,819
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 07/30/2019	1,000	1,017
DAE Aviation, Term Loan
0.000% (E)	770	778
Dell, Term Loan B, 1st Lien
4.500%, 09/23/2020	1,474	1,469
Dex Media West, Term Loan
8.000%, 12/30/2016	1,954	1,558
Diamond Foods, 1st Lien
4.250%, 08/20/2018	2,035	2,034
Doncasters PLC, 2nd Lien
9.500%, 10/09/2020	350	355
Endurance International, 1st Lien
5.000%, 11/09/2019	1,695	1,706
Entegris, Bridge Loan
0.000%, 02/04/2015 (E)	1,120	1,120
Essential Power, Term Loan
4.250%, 08/08/2019	2,852	2,816
Expert Global, Term Loan
8.500%, 04/02/2018	2,739	2,721
Fender Musical Instruments, 1st Lien
5.750%, 04/03/2019	223	224
First Advantage, 2nd Lien
10.500%, 02/13/2019	700	693
First Advantage, Cov-Lite, Term Loan
6.250%, 02/13/2019	496	497
Foresight Energy, Cov-Lite, 1st Lien
5.500%, 08/21/2020	1,397	1,407
Gardner Denver, 1st Lien
4.250%, 07/30/2020	798	794
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	640	647

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gentiva Health Services, Term Loan B, 1st Lien
6.500%, 10/16/2019	$1,555	$1,567
Getty Images, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/03/2019	4	4
Global Aviation Holdings, Term Loan (B)
10.000%, 07/13/2017	1,937	—
3.000%, 02/13/2018	632	—
GoGo, Term Loan
11.250%, 06/21/2017	1,125	1,214
Graton Economic Development Authority, Term Loan
9.000%, 08/22/2018	3,175	3,328
Gray Television, Term Loan B
4.750%, 10/12/2019	1,581	1,588
Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/02/2020	998	1,000
0.000%, 11/02/2020 (E)	3	2
Guitar Center, Term Loan
6.250%, 04/09/2017	3,056	3,015
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	365	334
5.000%, 02/23/2018	10	9
Harrah’s Entertainment, Term Loan B6
5.489%, 01/28/2018	936	895
Herff Jones Company of Indiana, 1st Lien
5.500%, 06/24/2019	1,254	1,264
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.750%, 09/23/2020	1,026	1,029
Hostess Brands, Term Loan
6.750%, 04/09/2020	124	129
6.750%, 03/12/2020	1,426	1,481
HUB International, Ltd., Term Loan B, 1st Lien
4.750%, 09/17/2020	1,995	2,012
Hudson’s Bay, Term Loan, 2nd Lien
8.250%, 10/08/2021	330	340
Hyland Software, Term Loan B, 1st Lien
4.750%, 02/18/2022	840	845
Ikaria, 2nd Lien
5.000%, 02/04/2022	1,956	1,984
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	1,350	1,347
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	760	779
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,499	1,512
Intrawest ULC, 1st Lien
5.500%, 11/26/2020	2,100	2,118
ION Trading Technologies, Cov-Lite, 2nd Lien
8.250%, 05/22/2021	2,330	2,353
J. Crew Group, Term Loan B
0.000%, 02/26/2021 (E)	5,304	5,291

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JCPenney, Cov-Lite, 1st Lien
6.000%, 05/22/2018	$1,095	$1,080
Kinetic Concepts, Term Loan, 1st Lien
4.000%, 05/04/2018	1,410	1,414
Knight Capital Group, 1st Lien
5.750%, 12/05/2017	88	88
Landesk Software, 1st Lien
5.250%, 08/09/2019	896	898
Learning Care Group, Term Loan
6.000%, 05/08/2019	348	349
Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	231	234
Lions Gate Entertainment, 2nd Lien
5.000%, 07/19/2020	2,450	2,481
Lone Star, Hybrid Term Loan
11.000%, 09/02/2019	1,540	1,570
Marina District Finance Company, 1st Lien
6.750%, 08/15/2018	1,530	1,543
Mashantucket Pequot Tribe, Term Loan, 1st Lien
9.375%, 06/30/2020	3,934	3,739
Medical Card, Term Loan
12.000%, 09/17/2015	1,798	1,708
3.000%, 09/17/2015	30	29
Medquist, Term Loan B
7.750%, 08/17/2019	4,930	3,712
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	601	565
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Misys, 1st Lien
5.000%, 12/12/2018	990	1,000
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,772
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,440	1,467
Moxie Liberty, 1st Lien
7.500%, 08/21/2020	785	801
Moxie Patriot, LLC, Term Loan B-1, 1st Lien
6.750%, 12/19/2020	645	658
Nana Development, 1st Lien
8.000%, 03/13/2018	425	423
National Financial Partners, 1st Lien
5.250%, 06/19/2020	1,992	2,009
Navistar International, Term Loan
5.750%, 08/17/2017	2,170	2,198
Neiman Marcus Group, Term Loan, 1st Lien
5.000%, 10/25/2020	4,209	4,255
Nelson Education, Term Loan B-1
2.747%, 07/04/2014	1,399	1,148

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NexTech Systems, 1st Lien
6.000%, 10/28/2018	$1,200	$1,176
Nuveen Investments, Term Loan B
6.500%, 02/28/2019	1,865	1,851
Obsidian Natural Gas Trust, Term Loan
7.000%, 11/02/2015	901	915
Ocean RIC ASA, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 02/02/2021	4,088	4,162
Ocwen Financial, Term Loan
5.000%, 02/15/2018	417	420
Offshore Group Investment, Term Loan
5.000%, 10/25/2017	800	803
One Call Medical, Term Loan, 1st Lien
5.000%, 11/20/2020	800	802
Ortho-Clinical Diagnostics, Bridge Loan
0.000%, 03/25/2058 (E)	2,365	2,365
Otter Products, Term Loan B, 1st Lien
5.250%, 04/29/2019	1,626	1,633
Pacific Drilling, 1st Lien
4.500%, 06/03/2018	2,239	2,252
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	1,350	1,379
Panolam Industries International, Term Loan
7.250%, 08/23/2017	818	792
Patheon, Term Loan, 1st Lien
0.000%, 01/22/2021 (E)	1,665	1,660
Performance Food Group, Cov-Lite, 2nd Lien
6.250%, 11/14/2019	498	505
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/10/2017	3,598	3,472
Polymer Group, Term Loan B, 1st Lien
5.250%, 12/13/2019	1,235	1,240
Ranpak, 2nd Lien
8.500%, 04/23/2020	400	409
Raven Power Finance, LLC, Term Loan B, 1st Lien
5.250%, 12/18/2020	1,050	1,057
Rice Drilling B, Term Loan, 2nd Lien
8.500%, 10/25/2018	1,979	2,013
Rite Aid, 2nd Lien
5.750%, 08/21/2020	785	801
4.875%, 06/11/2021	1,250	1,270
Sabre Holdings, Term Loan
5.250%, 02/15/2019	3,373	3,374
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 12/17/2019	649	655
Samson Investment Company, Term Loan, 2nd Lien
6.000%, 09/19/2018	1,580	1,592

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seadrill Partners, LLC, Term Loan B, 1st Lien
0.000%, 02/12/2021 (E)	$2,523	$2,530
Sirva Worldwide, Term Loan
7.500%, 03/22/2019	397	404
7.500%, 03/27/2019	850	865
7.500%, 03/27/2019	441	449
Steinway Musical Instruments, Term Loan, 1st Lien
4.750%, 09/13/2019	264	266
Steinway Musical Instruments, Term Loan, 2nd Lien
9.250%, 09/18/2020	485	500
Sumtotal Systems, Cov-Lite, Term Loan
6.250%, 11/16/2018	430	428
Sumtotal Systems, Term Loan
7.250%, 11/13/2019	13	13
6.250%, 09/13/2019	1	1
6.250%, 10/25/2019	2	2
SUPERVALU, Cov-Lite, 1st Lien
5.000%, 03/21/2019	3,309	3,320
Targus Group, Term Loan B
12.000%, 05/24/2016	468	390
Texas Competitive, Extended Term Loan
4.739%, 10/10/2017	2,685	1,872
Texas Competitive, Non-extended Term Loan
3.739%, 10/10/2014	10,671	7,450
The Active Network, Term Loan, 1st Lien
5.500%, 11/06/2020	350	353
The Telx Group, Term Loan B
5.250%, 09/25/2017	1,100	1,103
Toys R Us, Term Loan
6.000%, 08/21/2019	1,272	1,197
Travelport, 2nd Lien
9.500%, 01/31/2016	1,838	1,905
Travelport, LLC, Term Loan
6.250%, 06/26/2019	3	3
Travelport, Term Loan
6.250%, 06/21/2019	1,190	1,220
Tribune, Term Loan B, 1st Lien
4.000%, 12/27/2020	3,570	3,567
True Religion Apparel, Term Loan
5.875%, 07/30/2019	1,546	1,472
TSAM, LLC, 1st Lien
8.250%, 09/12/2019	889	880
Univision, Term Loan
4.000%, 03/01/2020	526	527
US Shipping, 1st Lien
9.000%, 04/30/2018	995	1,020
USI Holdings, Term Loan
4.250%, 12/27/2019	740	743
Vantage Drilling, Term Loan
5.750%, 03/22/2019	1,000	1,012

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vat Holdings, Term Loan, 1st Lien
4.750%, 01/28/2021	$1,150	$1,159
Vertafore, Term Loan
9.750%, 10/29/2017	780	792
Wall Street Systems, Cov-Lite, 2nd Lien
9.250%, 10/25/2020	2,150	2,163
Walter Investment Management, Term Loan, 1st Lien
4.750%, 12/11/2020	1,025	1,020

Total Loan Participations (Cost $242,377) ($ Thousands)		240,344

COLLATERALIZED DEBT OBLIGATIONS — 9.2%

Other Asset-Backed Securities — 9.2%
Battalion CLO III, Ser 2012-3A
0.000%, 01/18/2025 (A)	2,697	2,508
Battalion CLO V Warehouse Note
0.000% ‡‡‡	2,600	2,600
Battalion CLO, Ser 2013-4A
0.000% ‡‡‡	1,560	1,326
Benefit Street Partners CLO III
0.000% ‡‡‡	2,636	2,556
Benefit Street Partners CLO IV Warehouse Note
0.000% ‡‡‡	1,800	1,800
Bristol Bay Funding, Ltd. CDO, Ser 2004-1A, Cl B
1.988%, 02/01/2016 (A) (D)	3,726	3,540
Ceva Holdings, 0.000% ‡‡‡	1,214	1,275
Claris III
0.538%, 08/04/2021	8,252	7,674
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	7,644	6,764
Figueroa CLO, Ser 2013-2
0.000% ‡‡‡	3,070	3,070
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	2,877	2,589
Great Lakes CLO, Ser 2012- 1A, Cl E
5.739%, 01/15/2023 (A) (D)	3,292	3,127
KKR CLO Trust, Ser 2012-1A, Cl C
4.743%, 12/15/2024 (A) (D)	3,366	3,382
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,956	2,675
Neuberger Berman CLO VXI
0.000% ‡‡‡	2,625	2,467
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (A)	542	325
Neuberger Berman CLO XIV, Ser 2013-14A
0.000%, 04/28/2025 (A)	3,194	2,779
Neuberger Berman CLO XVI
0.000% ‡‡‡	175	2

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

Neuberger Berman CLO XVI Warehouse Note
0.000% ‡‡‡	$3,750	$3,750
Newstar Trust, Ser 2007-1A, Cl A1
0.473%, 09/30/2022 (A) (D)	7,977	7,751
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.736%, 07/20/2022 (A) (D)	3,047	3,047
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,940	2,822
Red River CLO, Ser 2006-1A, Cl C
0.958%, 07/27/2018 (A) (D)	7,544	6,997
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.538%, 08/01/2021 (A) (D)	2,140	2,075
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.488%, 08/01/2024 (A) (D)	88,536	81,675
Rockwall CLO, Ser 2006-1A, Cl A1LB
0.738%, 08/01/2021 (A) (D)	24,998	23,561
Valhalla CLO, Ser 2004-1A, Cl B
1.638%, 08/01/2016 (A) (D)	1,660	1,486
Valhalla CLO, Ser 2004-1A, Cl A2
1.038%, 08/01/2016 (A) (D)	4,204	4,036
Venture CLO XVI Warehouse Note
0.000% ‡‡‡	2,600	2,600
Venture X CLO, Ser 2013-12A
0.000%, 02/28/2024 (A)	3,067	2,852
Venture XIV CLO ‡‡‡ (A)
0.000%	3,040	2,826
Venture XVI CLO
0.000% ‡‡‡	2,167	2,037

Total Collateralized Debt Obligations (Cost $179,005) ($ Thousands)		197,974

PREFERRED STOCK — 1.4%
Ally Financial,
7.000% (A)	14,215	14,014
Aspen Insurance Holdings,
5.950% (D)	92,000	2,295
Chesapeake Energy,
5.750% (A)	1,388	1,550
Citigroup,
6.880% (D)	181,150	4,695
Dana Holdings,
4.000% (A)	5,754	1,063

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Capital Trust I,
8.130% (D)	28,000	$760
Intelsat,
5.750%	13,350	714
Regions Financial,
6.380%	149,200	3,559
SandRidge Energy,
7.000%	9,200	942

Total Preferred Stock (Cost $26,193) ($ Thousands)		29,592

MUNICIPAL BONDS — 0.7%
California State, Tobacco Securitization, Ser A-2, RB Callable 06/01/2022 @ 100
5.300%, 06/01/2037 (C)	$655	509
California State, Tobacco Securitization, Ser A-1, RB Callable 06/01/2017 @ 100
5.750%, 06/01/2047	2,200	1,792
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/2017 @ 100
4.750%, 06/01/2034	4,345	3,295
Ohio State, Buckeye Tobacco Settlement Financing Authority, Ser A-2 Callable 06/01/2017 @ 100
5.875%, 06/01/2047	1,375	1,130
Tobacco Settlement, Ser 1A, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2041	9,775	7,448

Total Municipal Bonds (Cost $12,613) ($ Thousands)		14,174

CONVERTIBLE BONDS — 0.3%
Equinix CV to 11.8599
4.750%, 06/15/2016	303	704
Liberty Media CV to 16.7764
4.000%, 11/15/2029	2,113	1,289
3.750%, 02/15/2030	4,203	2,540
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	—
Salix Pharmaceuticals CV to 15.1947
1.500%, 03/15/2019	550	972

Total Convertible Bonds (Cost $5,205) ($ Thousands)		5,505

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings*	1,334	16
Ceva Holdings*	561	589
Core-Mark Holdings	691	54
Dana Holdings	70,421	1,527
Delta Air Lines	2,073	69

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Global Aviation Holdings, Cl A*	101,199	$—
HMH Holdings Delaware* (F)	81,834	1,663
LyondellBasell Industries, Cl A	25	2
Neenah Enterprises*	21,556	140
United Continental Holdings*	21	1
VSS AHC, Cl A* (F) (G) (H)	29,628	350

Total Common Stock (Cost $4,790) ($ Thousands)		4,411

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.705%, 03/15/2019 (D)	$1,588	715

Total Asset-Backed Security (Cost $1,143) ($ Thousands)		715

	Number of Warrants
WARRANTS — 0.0%
B&G Foods, Expires 03/15/2017*	2,025	—
CUI Acquisition* ‡‡	1	88
CUI Acquisition* ‡‡ (F) (G)	46,959	475
Medical Card Systems* ‡‡	20,372	—

Total Warrants (Cost $3,901) ($ Thousands)		563

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	76,214,029	76,214

Total Cash Equivalent (Cost $76,214) ($ Thousands)		76,214

Total Investments — 99.6% (Cost $2,059,479) ($ Thousands) ††		$2,146,909

18	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

A list of the open OTC swap agreements held by the Fund at February 28, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.21 Index	BUY	5.00%	12/20/18	$17,920	$(684)

For the period ended February 28, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,155,786 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

‡‡	Expiration date is unavailable.

‡‡‡	Maturity date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2014. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2014. The date reported on the Schedule of Investments is the final maturity date.

(E)	Unsettled bank loan. Interest rate not available.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2014 was $4,792 ($ Thousands) and represented 0.22% of Net Assets.

(G)	Security considered illiquid. The total value of such securities as of February 28, 2014 was $3,024 ($ Thousands) and represented 0.14% of Net Assets.

(H)	Security considered restricted. The total value of such securities as of February 28, 2014 was $351 ($ Thousands) and represented 0.02% of Net Assets.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $2,059,479 ($ Thousands), and the unrealized appreciation and depreciation were $119,605 ($ Thousands) and $(32,175) ($ Thousands), respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

Ltd. — Limited

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,571,304	$6,113	$1,577,417
Loan Participations	—	227,742	12,602	240,344
Collateralized Debt Obligations	—	6,306	191,668	197,974
Preferred Stock	5,382	24,210	—	29,592
Municipal Bonds	—	14,174	—	14,174
Convertible Bonds	—	5,505	—	5,505
Common Stock	1,669	1,663	1,079	4,411
Asset-Backed Security	—	715	—	715
Warrants	—	—	563	563
Cash Equivalent	76,214	—	—	76,214

Total Investments in Securities	$83,265	$1,851,619	$212,025	$2,146,909

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	$—	$(684)	$—	$(684)

Total Other Financial Instruments	$—	$(684)	$—	$(684)

*	Swaps are valued at the unrealized depreciation on the instrument.

(1)

Of the $212,025 ($ Thousands) in Level 3 securities as of February 28, 2014, $4,792 ($ Thousands) or 0.22% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

19	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

February 28, 2014

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Common Stock	Investments in Warrants
Beginning balance as June 1, 2013	$5,048	$9,968	$212,254	$510	$1,878
Accrued discounts/premiums	33	4	1,082	—	—
Realized gain/(loss)	4	35	11,251	—	—
Change in unrealized appreciation/ (depreciation)	(481)	(140)	(3,722)	106	(1,315)
Purchases	—	4,131	32,226	463	—
Sales	(5,812)	(4,040)	(61,423)	—	—
Net transfer into Level 3	9,889	4,106	—	—	—
Net transfer out of Level 3	(2,568)	(1,462)	—	—	—

Ending balance as of February 28, 2014	$6,113	$12,602	$191,668	$1,079	$563

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(394)	$(1,679)	$757	$106	$(1,315)

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of February 28, 2014, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 28, 2014, were as follows:

	Face Amount ($ Thousands)/ Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	2,600	11/30/2010	11/30/2010	$—	$1	0.00%
VSS AHC, Cl A	29,628	9/25/2009	9/25/2009	551	350	0.02

				$551	$351	0.02%

20	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 55.6%

Consumer Discretionary — 5.8%
21st Century Fox America
8.450%, 08/01/2034	$160	$215
8.150%, 10/17/2036	1,735	2,305
7.850%, 03/01/2039	3,900	5,198
7.750%, 01/20/2024	125	155
7.625%, 11/30/2028	2,411	3,086
7.430%, 10/01/2026	200	250
6.900%, 08/15/2039	4,250	5,300
6.750%, 01/09/2038	550	659
6.550%, 03/15/2033	1,870	2,221
6.400%, 12/15/2035	875	1,041
6.150%, 02/15/2041	3,650	4,234
5.400%, 10/01/2043	3,425	3,648
Advance Auto Parts
4.500%, 12/01/2023	1,015	1,037
AutoZone
3.125%, 07/15/2023	1,860	1,753
Comcast
6.950%, 08/15/2037	2,620	3,416
6.500%, 01/15/2017	100	115
6.450%, 03/15/2037	4,470	5,501
6.400%, 05/15/2038	7,443	9,189
5.900%, 03/15/2016	100	110
5.700%, 07/01/2019	100	117
4.750%, 03/01/2044	3,005	3,055
4.650%, 07/15/2042	2,625	2,622
4.250%, 01/15/2033	4,895	4,828
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,352
COX Communications
7.625%, 06/15/2025	300	360
6.950%, 06/01/2038 (A)	3,183	3,550
4.700%, 12/15/2042 (A)	4,400	3,902
CVS Caremark
6.250%, 06/01/2027	1,690	2,047
6.125%, 09/15/2039	3,855	4,617
5.300%, 12/05/2043	1,900	2,088
4.000%, 12/05/2023	5,250	5,384
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,058	7,874
DIRECTV Holdings
6.000%, 08/15/2040	5,705	5,924
5.150%, 03/15/2042	1,675	1,579
Ford Motor
7.450%, 07/16/2031	2,908	3,738
7.400%, 11/01/2046	2,015	2,572
4.750%, 01/15/2043	745	720
Home Depot
4.875%, 02/15/2044	1,415	1,521
4.200%, 04/01/2043	1,035	1,005
Lowe’s
6.875%, 02/15/2028	100	126
5.125%, 11/15/2041	4,520	4,853
McDonald’s MTN
6.300%, 03/01/2038	4,475	5,699
4.875%, 07/15/2040	940	1,008
3.700%, 02/15/2042	490	444
NBCUniversal Media
5.950%, 04/01/2041	2,075	2,443

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Target
6.650%, 08/01/2028	$460	$559
4.000%, 07/01/2042	6,070	5,499
TCI Communications
7.875%, 02/15/2026	3,040	4,043
Thomson Reuters
4.500%, 05/23/2043	295	266
4.300%, 11/23/2023	1,075	1,104
Time Warner
7.700%, 05/01/2032	6,022	8,028
7.625%, 04/15/2031	10,735	14,146
6.250%, 03/29/2041	3,400	3,967
5.350%, 12/15/2043	4,625	4,891
Time Warner Cable
8.250%, 04/01/2019	3,450	4,344
7.300%, 07/01/2038	880	1,100
6.750%, 06/15/2039	2,265	2,689
5.875%, 11/15/2040	995	1,074
5.500%, 09/01/2041	4,410	4,572
4.500%, 09/15/2042	1,640	1,494
Viacom
5.850%, 09/01/2043	4,715	5,174
4.375%, 03/15/2043	6,628	5,862
Wal-Mart Stores
7.550%, 02/15/2030	860	1,205
6.200%, 04/15/2038	2,650	3,319
5.625%, 04/01/2040	5,940	7,034
5.625%, 04/15/2041	3,200	3,802
5.250%, 09/01/2035	50	56
5.000%, 10/25/2040	2,440	2,670
4.750%, 10/02/2043	11,570	12,257
4.000%, 04/11/2043	960	905
Yum! Brands
6.875%, 11/15/2037	371	447

		223,368

Consumer Staples — 3.4%
Ahold Finance USA
6.875%, 05/01/2029	545	671
Altria Group
5.375%, 01/31/2044	4,360	4,551
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	1,200	1,231
4.000%, 01/17/2043	4,800	4,483
2.625%, 01/17/2023	1,900	1,801
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	1,898	2,843
6.375%, 01/15/2040	2,075	2,645
3.750%, 07/15/2042	11,088	9,882
2.500%, 07/15/2022	2,775	2,626
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	900	783
Bestfoods
7.250%, 12/15/2026	170	230
Bowdoin College
4.693%, 07/01/2112	11,296	10,169
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,322
ConAgra Foods
6.625%, 08/15/2039	1,415	1,712
4.650%, 01/25/2043	945	898
3.200%, 01/25/2023	2,025	1,925

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diageo Capital
2.625%, 04/29/2023	$2,940	$2,749
Diageo Investment
4.250%, 05/11/2042	430	418
2.875%, 05/11/2022	1,400	1,366
General Mills
5.400%, 06/15/2040	815	914
Heineken
2.750%, 04/01/2023 (A)	6,120	5,702
Kellogg
3.125%, 05/17/2022	1,830	1,786
Kraft Foods Group
6.875%, 01/26/2039	865	1,114
5.000%, 06/04/2042	4,695	4,894
Kroger
5.000%, 04/15/2042	950	952
Massachusetts Institute of Technology
5.600%, 07/01/2111	1,874	2,288
Mondelez International
6.500%, 02/09/2040	1,846	2,310
4.000%, 02/01/2024	10,645	10,807
Northwestern University
4.643%, 12/01/2044	5,210	5,472
Pepsi Bottling Group
7.000%, 03/01/2029	365	483
PepsiCo
4.000%, 03/05/2042	1,640	1,511
3.600%, 08/13/2042	3,145	2,736
Pernod Ricard (A)
5.500%, 01/15/2042	880	952
4.450%, 01/15/2022	350	366
Philip Morris International
6.375%, 05/16/2038	360	441
4.500%, 03/20/2042	4,985	4,825
4.125%, 03/04/2043	2,090	1,899
3.875%, 08/21/2042	2,575	2,259
President and Fellows of Harvard College
5.625%, 10/01/2038	3,149	3,821
3.619%, 10/01/2037	2,000	1,797
Reckitt Benckiser Treasury Services
3.625%, 09/21/2023 (A)	1,775	1,794
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,874	9,278
Tufts University
5.017%, 04/15/2112	3,776	3,688
Unilever Capital
5.900%, 11/15/2032	975	1,240
University of Southern California
5.250%, 10/01/2111	1,765	2,017

		129,651

Energy — 8.7%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,382	2,625
Anadarko Finance
7.500%, 05/01/2031	3,055	3,925
Anadarko Holding
7.150%, 05/15/2028	2,990	3,634

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anadarko Petroleum
6.450%, 09/15/2036	$590	$700
4.613%, 10/10/2036 (B)	16,112	5,746
Apache
5.250%, 02/01/2042	310	332
4.750%, 04/15/2043	5,165	5,200
4.250%, 01/15/2044	5,640	5,289
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	4,837
BP Capital Markets
3.814%, 02/10/2024	3,300	3,336
Burlington Resources Finance
7.200%, 08/15/2031	25	33
Canadian Natural Resources
6.250%, 03/15/2038	3,850	4,539
5.850%, 02/01/2035	150	167
Cenovus Energy
6.750%, 11/15/2039	2,255	2,816
5.200%, 09/15/2043	1,030	1,070
3.800%, 09/15/2023	250	249
CNOOC Finance
3.000%, 05/09/2023	2,025	1,834
Conoco Funding
7.250%, 10/15/2031	645	865
6.950%, 04/15/2029	1,760	2,359
ConocoPhillips
6.500%, 02/01/2039	5,845	7,641
5.900%, 05/15/2038	4,623	5,659
Devon Energy
7.950%, 04/15/2032	285	391
5.600%, 07/15/2041	2,160	2,389
4.750%, 05/15/2042	1,510	1,497
Diamond Offshore Drilling
4.875%, 11/01/2043	4,960	4,882
El Paso Natural Gas
8.375%, 06/15/2032	465	628
7.500%, 11/15/2026	2,675	3,347
Encana
6.500%, 02/01/2038	3,795	4,416
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,258
6.500%, 02/01/2042	3,000	3,359
5.950%, 10/01/2043	6,020	6,350
Eni
5.700%, 10/01/2040 (A)	3,430	3,532
Enterprise Products Operating
6.650%, 10/15/2034	2,380	2,869
6.125%, 10/15/2039	385	445
5.700%, 02/15/2042	7,727	8,528
4.850%, 03/15/2044	2,000	1,973
4.450%, 02/15/2043	1,435	1,320
Enterprise Products Operating LLC
5.100%, 02/15/2045	2,775	2,837
Gulf South Pipeline
4.000%, 06/15/2022	3,860	3,844
Hess
5.600%, 02/15/2041	1,960	2,131
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	8,325
5.500%, 03/01/2044	4,255	4,294
3.950%, 09/01/2022	2,560	2,560

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LASMO
7.300%, 11/15/2027	$1,510	$1,960
Marathon Oil
6.600%, 10/01/2037	3,820	4,783
Marathon Petroleum
6.500%, 03/01/2041	3,020	3,647
Motiva Enterprises
6.850%, 01/15/2040 (A)	8,535	10,905
Nexen
7.400%, 05/01/2028	2,390	3,063
Nexen Energy ULC
7.500%, 07/30/2039	1,570	2,063
6.400%, 05/15/2037	3,275	3,832
Noble Energy
5.250%, 11/15/2043	6,245	6,528
4.150%, 12/15/2021	770	812
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	888
Petrobras Global Finance
5.625%, 05/20/2043	6,255	5,281
4.375%, 05/20/2023	2,470	2,240
Petrobras International Finance
6.875%, 01/20/2040	5,360	5,276
6.750%, 01/27/2041	1,770	1,711
5.875%, 03/01/2018	600	644
Petro-Canada
7.875%, 06/15/2026	35	47
6.800%, 05/15/2038	1,000	1,266
5.950%, 05/15/2035	760	866
Petroleos Mexicanos
6.500%, 06/02/2041	3,350	3,613
6.375%, 01/23/2045 (A)	14,860	15,776
5.500%, 06/27/2044	3,780	3,574
Phillips 66
5.875%, 05/01/2042	5,450	6,251
Plains All American Pipeline
3.850%, 10/15/2023	4,397	4,397
Pride International
7.875%, 08/15/2040	1,159	1,652
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,500	2,687
Schlumberger Investment
3.650%, 12/01/2023	1,575	1,610
Shell International Finance
6.375%, 12/15/2038	4,118	5,299
3.400%, 08/12/2023	2,225	2,234
Shell International Finance BV
4.550%, 08/12/2043	10,190	10,430
Sinopec Capital 2013
3.125%, 04/24/2023 (A)	1,025	928
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,511
Spectra Energy Capital
6.750%, 02/15/2032	3,450	3,709
3.300%, 03/15/2023	6,180	5,609
Statoil
6.800%, 01/15/2028	400	518
6.500%, 12/01/2028 (A)	1,050	1,332
5.100%, 08/17/2040	485	536
4.800%, 11/08/2043	5,099	5,438
3.950%, 05/15/2043	2,535	2,354
3.700%, 03/01/2024	2,775	2,836
2.450%, 01/17/2023	2,375	2,244

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Suncor Energy
6.850%, 06/01/2039	$1,590	$2,032
6.500%, 06/15/2038	1,975	2,415
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,637
7.000%, 10/15/2028	6,977	8,609
Texas Eastern Transmission
7.000%, 07/15/2032	1,930	2,434
Total Capital International
3.700%, 01/15/2024	3,565	3,627
TransCanada PipeLines
7.625%, 01/15/2039	4,215	5,850
7.250%, 08/15/2038	1,670	2,221
6.100%, 06/01/2040	1,395	1,669
4.625%, 03/01/2034	9,819	9,917
Transcontinental Gas Pipe Line
7.250%, 12/01/2026	1,660	2,088
5.400%, 08/15/2041	1,545	1,654
4.450%, 08/01/2042	1,130	1,055
Valero Energy
10.500%, 03/15/2039	3,740	5,793
Williams
8.750%, 03/15/2032	198	237
7.750%, 06/15/2031	755	832
3.700%, 01/15/2023	545	493
Williams Partners
4.500%, 11/15/2023	650	665
4.300%, 03/04/2024	3,000	3,005

		333,614

Financials — 14.7%
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,482
Aflac
6.900%, 12/17/2039	2,900	3,750
6.450%, 08/15/2040	2,960	3,679
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,417	5,630
American Express
4.050%, 12/03/2042	4,919	4,522
American International Group
4.875%, 06/01/2022	1,760	1,934
Ameriprise Financial
4.000%, 10/15/2023	4,005	4,131
ARC Properties Operating
Partnership ‡
4.600%, 02/06/2024 (A)	4,150	4,160
Arch Capital Group US
5.144%, 11/01/2043	4,260	4,500
Assurant
6.750%, 02/15/2034	2,634	2,976

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America MTN
8.950%, 05/18/2017 (C)	$1,340	$1,503
8.680%, 05/02/2017 (C)	1,305	1,454
7.800%, 09/15/2016	65	75
6.110%, 01/29/2037	3,660	4,120
6.000%, 10/15/2036	4,045	4,819
5.875%, 02/07/2042	2,000	2,337
5.750%, 12/01/2017	5,750	6,558
5.650%, 05/01/2018	2,360	2,698
5.625%, 07/01/2020	675	777
5.000%, 05/13/2021	500	556
5.000%, 01/21/2044	5,950	6,199
3.300%, 01/11/2023	1,875	1,824
Bear Stearns
7.250%, 02/01/2018	400	479
Berkshire Hathaway
4.500%, 02/11/2043	9,252	9,110
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,258
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	4,482	5,261
Boston Properties ‡
4.125%, 05/15/2021	770	811
Camden Property Trust ‡
4.625%, 06/15/2021	1,325	1,429
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	7,115	7,416
CDP Financial
5.600%, 11/25/2039 (A)	6,055	7,191
Chase Capital VI
0.863%, 08/01/2028 (C)	2,435	2,009
Chubb
6.500%, 05/15/2038	5,040	6,595
Citigroup
8.500%, 05/22/2019	75	97
8.125%, 07/15/2039	3,989	5,802
6.875%, 03/05/2038	700	904
6.875%, 02/15/2098	2,876	3,442
6.675%, 09/13/2043	2,125	2,510
6.625%, 06/15/2032	600	693
6.375%, 08/12/2014	50	51
6.125%, 11/21/2017	100	116
6.125%, 08/25/2036	1,530	1,687
6.010%, 01/15/2015	50	52
6.000%, 08/15/2017	50	57
5.875%, 02/22/2033	1,430	1,534
5.500%, 02/15/2017	2,880	3,199
5.500%, 09/13/2025	1,975	2,129
5.300%, 01/07/2016	2,000	2,156
4.950%, 11/07/2043	665	685
4.587%, 12/15/2015	39	42
3.875%, 10/25/2023	4,045	4,046
2.650%, 03/02/2015	150	153
0.785%, 08/25/2036 (C)	850	664
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (A)	1,750	1,970
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	4,273	4,505
5.750%, 12/01/2043	2,680	2,920

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Devon OEI Operating
7.500%, 09/15/2027	$1,000	$1,296
Discover Bank
8.700%, 11/18/2019	1,014	1,278
Discover Financial Services
3.850%, 11/21/2022	3,261	3,216
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,000	1,201
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	11,440	12,419
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,885	4,985
FMR
5.150%, 02/01/2043 (A)	2,750	2,831
Ford Holdings
9.300%, 03/01/2030	2,475	3,481
Ford Motor Credit
4.375%, 08/06/2023	1,950	2,021
General Electric Capital MTN
7.500%, 08/21/2035	385	513
6.875%, 01/10/2039	10,194	13,430
6.750%, 03/15/2032	6,210	7,944
5.875%, 01/14/2038	17,250	20,424
0.716%, 08/15/2036 (C)	1,250	1,037
Goldman Sachs Group
6.750%, 10/01/2037	13,855	15,992
6.250%, 02/01/2041	4,588	5,503
6.125%, 02/15/2033	8,190	9,534
5.950%, 01/15/2027	4,611	5,050
4.000%, 03/03/2024	7,275	7,253
Hartford Financial Services Group
6.625%, 03/30/2040	1,939	2,446
6.100%, 10/01/2041	3,120	3,749
5.950%, 10/15/2036	785	910
HBOS Capital Funding No.2 MTN
6.750%, 05/21/2018 (A)	4,050	4,613
6.071%, 06/30/2049 (A) (C)	100	100
HCP ‡
6.750%, 02/01/2041	980	1,248
4.250%, 11/15/2023	7,609	7,781
4.200%, 03/01/2024	2,571	2,610
3.150%, 08/01/2022	1,825	1,742
Health Care ‡
6.500%, 03/15/2041	931	1,118
5.125%, 03/15/2043	11,674	11,741
Healthcare Realty Trust ‡
5.750%, 01/15/2021	525	581
Highmark
6.125%, 05/15/2041 (A)	3,205	2,842
HSBC Bank USA
7.000%, 01/15/2039	3,510	4,522
5.875%, 11/01/2034	130	147
5.625%, 08/15/2035	1,660	1,822
HSBC Holdings
7.625%, 05/17/2032	720	932
6.800%, 06/01/2038	335	415
6.500%, 09/15/2037	4,200	5,048
5.100%, 04/05/2021	3,531	3,963
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	190	227

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ING Bank
5.800%, 09/25/2023 (A)	$7,225	$7,728
1.642%, 06/09/2014 (A) (C)	1,050	1,053
ING US
5.500%, 07/15/2022	4,215	4,714
International Lease Finance
7.125%, 09/01/2018 (A)	425	494
JPMorgan Chase
6.400%, 05/15/2038	400	499
6.300%, 04/23/2019	1,775	2,108
5.600%, 07/15/2041	7,260	8,203
5.400%, 01/06/2042	100	111
3.250%, 09/23/2022	1,260	1,240
0.574%, 06/13/2016 (C)	2,000	1,989
JPMorgan Chase Capital XIII
1.197%, 09/30/2034 (C)	3,900	3,159
JPMorgan Chase Capital XXIII
1.236%, 05/15/2047 (C)	1,907	1,416
KKR Group Finance II
5.500%, 02/01/2043 (A)	11,306	11,591
Korea Development Bank
3.750%, 01/22/2024	6,100	6,191
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	304
6.500%, 05/01/2042 (A)	7,685	8,979
Lloyds Bank MTN
6.500%, 09/14/2020 (A)	790	909
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	8,055
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,741
MetLife
6.400%, 12/15/2036	5,345	5,575
5.875%, 02/06/2041	1,240	1,433
4.875%, 11/13/2043	5,640	5,855
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	451
3.000%, 01/10/2023 (A)	1,845	1,771
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,483
Morgan Stanley
6.625%, 04/01/2018	4,365	5,135
6.375%, 07/24/2042	3,744	4,608
5.625%, 09/23/2019	11,775	13,525
5.000%, 11/24/2025	2,210	2,295
4.100%, 05/22/2023	305	304
National Capital Trust II
5.486%, 12/29/2049 (A) (C)	500	512
National Rural Utilities Cooperative Finance MTN
8.000%, 03/01/2032	427	601
Nationwide Health Properties MTN
6.590%, 07/07/2038 ‡	1,310	1,538
Nationwide Mutual Insurance
7.875%, 04/01/2033 (A)	4,016	5,069
New York Life Insurance
6.750%, 11/15/2039 (A)	5,515	7,155
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	3,840	4,598

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Piedmont Operating Partnership ‡
4.450%, 03/15/2024	$1,540	$1,539
Principal Financial Group
4.625%, 09/15/2042	1,310	1,289
4.350%, 05/15/2043	1,325	1,248
Prudential Financial MTN
6.625%, 12/01/2037	608	760
6.200%, 11/15/2040	1,075	1,290
5.800%, 11/16/2041	2,360	2,721
5.700%, 12/14/2036	5,880	6,664
Prudential Holdings
8.695%, 12/18/2023 (A)	2,955	3,767
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	5,858
Realty Income ‡
4.650%, 08/01/2023	11,285	11,860
Royal Bank of Scotland Group
7.648%, 08/31/2049 (C)	1,900	2,023
Security Benefit Life
7.450%, 10/01/2033 (A)	3,805	4,076
Simon Property Group ‡
6.750%, 02/01/2040	5,427	7,097
4.750%, 03/15/2042	3,460	3,575
SL Green Realty ‡
7.750%, 03/15/2020	1,775	2,119
5.000%, 08/15/2018	1,000	1,092
Tanger Properties ‡
3.875%, 12/01/2023	2,545	2,546
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,660	6,075
Travelers
5.350%, 11/01/2040	1,935	2,200
Ventas Realty ‡
5.700%, 09/30/2043	5,465	6,087
4.750%, 06/01/2021	2,500	2,691
Wachovia Bank
6.600%, 01/15/2038	2,400	3,138
6.000%, 11/15/2017	300	348
5.850%, 02/01/2037	3,005	3,602
WEA Finance
6.750%, 09/02/2019 (A)	2,090	2,520
Wells Fargo
5.606%, 01/15/2044	1,645	1,816
Wells Fargo Bank
5.950%, 08/26/2036	1,000	1,193
XLIT
5.250%, 12/15/2043	6,025	6,445
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	1,939	2,075

		564,728

Health Care — 3.6%
AbbVie
4.400%, 11/06/2042	9,505	9,342
2.900%, 11/06/2022	1,425	1,376
Amgen
6.400%, 02/01/2039	3,400	4,136
5.750%, 03/15/2040	910	1,025
5.375%, 05/15/2043	3,215	3,492
5.150%, 11/15/2041	3,700	3,874
4.950%, 10/01/2041	825	834

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AstraZeneca
6.450%, 09/15/2037	$3,522	$4,413
4.000%, 09/18/2042	1,825	1,700
Bristol-Myers Squibb
6.875%, 08/01/2097	1,340	1,794
Catholic Health Initiatives
4.350%, 11/01/2042	7,535	6,938
Celgene
5.700%, 10/15/2040	6,568	7,359
Coventry Health Care
5.450%, 06/15/2021	500	570
Covidien International Finance
2.950%, 06/15/2023	1,290	1,225
Eli Lilly
4.650%, 06/15/2044	2,040	2,087
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,405	4,366
Howard Hughes Medical Institute
3.500%, 09/01/2023	4,623	4,692
Johnson & Johnson
4.375%, 12/05/2033	3,710	3,913
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,128
Medtronic
3.625%, 03/15/2024	1,725	1,748
2.750%, 04/01/2023	7,350	6,985
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	1,935
Merck
6.550%, 09/15/2037	835	1,096
4.150%, 05/18/2043	3,960	3,819
3.600%, 09/15/2042	1,830	1,597
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	460	558
5.760%, 05/03/2037	2,236	2,698
Mylan
4.200%, 11/29/2023	1,875	1,903
North Shore Long Island Jewish Health Care
6.150%, 11/01/2043	2,500	2,837
4.800%, 11/01/2042	4,615	4,240
Novartis Capital
4.400%, 05/06/2044	7,955	8,026
NYU Hospitals Center
5.750%, 07/01/2043	3,435	3,783
4.428%, 07/01/2042	4,230	3,785
Perrigo
4.000%, 11/15/2023 (A)	1,535	1,548
Pfizer
7.200%, 03/15/2039	590	820
4.300%, 06/15/2043	3,620	3,563
Roche Holdings
7.000%, 03/01/2039 (A)	3,770	5,214
St. Barnabas
4.000%, 07/01/2028	4,375	3,894
Stryker
4.100%, 04/01/2043	1,425	1,363
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	2,911
UnitedHealth Group
6.625%, 11/15/2037	555	712
4.250%, 03/15/2043	3,140	2,991
WellPoint
4.650%, 01/15/2043	675	658

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wyeth
6.000%, 02/15/2036	$2,985	$3,635
5.950%, 04/01/2037	936	1,132

		137,715

Industrials — 4.2%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	2,970	3,129
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (A)	3,396	3,634
BAE Systems
5.800%, 10/11/2041 (A)	4,995	5,504
Boeing
6.875%, 03/15/2039	531	731
6.625%, 02/15/2038	720	956
Burlington Northern Santa Fe
6.200%, 08/15/2036	5,600	6,664
6.150%, 05/01/2037	1,100	1,315
5.750%, 05/01/2040	1,105	1,272
5.150%, 09/01/2043	2,075	2,210
4.400%, 03/15/2042	4,430	4,207
4.375%, 09/01/2042	1,590	1,503
3.450%, 09/15/2021	10	10
Caterpillar
3.803%, 08/15/2042	7,353	6,528
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,082	5,755
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	5,057	5,777
CSX
4.750%, 05/30/2042	2,225	2,240
Deere
3.900%, 06/09/2042	2,460	2,278
EADS Finance
2.700%, 04/17/2023 (A)	2,500	2,366
Federal Express
7.600%, 07/01/2097	2,095	2,798
FedEx
4.000%, 01/15/2024	1,495	1,524
4.000%, 01/15/2024	1,000	1,015
3.875%, 08/01/2042	9,167	7,902
General Dynamics
3.600%, 11/15/2042	2,640	2,303
General Electric
4.125%, 10/09/2042	6,615	6,408
Heathrow Funding
4.875%, 07/15/2021 (A)	3,070	3,319
Lockheed Martin
4.070%, 12/15/2042	4,768	4,441
Norfolk Southern
6.000%, 03/15/2105	3,703	4,198
6.000%, 05/23/2111	8,139	9,230
5.590%, 05/17/2025	68	77
3.850%, 01/15/2024	3,825	3,914
Northrop Grumman
4.750%, 06/01/2043	13,100	13,065

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	$246	$282
Precision Castparts
2.500%, 01/15/2023	1,790	1,675
Republic Services
3.550%, 06/01/2022	2,025	2,023
Sydney Airport Finance
3.900%, 03/22/2023 (A)	4,500	4,412
Sydney Airport Finance Pty
5.125%, 02/22/2021 (A)	1,700	1,857
Union Pacific
6.250%, 05/01/2034	39	47
4.850%, 06/15/2044	5,355	5,574
4.821%, 02/01/2044	4,838	5,038
United Parcel Service of America
8.375%, 04/01/2020 (D)	325	461
United Technologies
5.700%, 04/15/2040	9,355	11,172
4.500%, 06/01/2042	4,985	5,084
3.100%, 06/01/2022	2,045	2,051
US Airways, Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/2023	1,756	2,028
Waste Management
4.600%, 03/01/2021	2,662	2,892

		160,869

Information Technology — 1.2%
Apple
3.850%, 05/04/2043	2,805	2,458
Cisco Systems
5.900%, 02/15/2039	3,920	4,615
Corning
5.750%, 08/15/2040	555	642
eBay
4.000%, 07/15/2042	3,530	3,087
EMC
2.650%, 06/01/2020	2,635	2,636
Intel
4.000%, 12/15/2032	3,360	3,270
International Business Machines
3.625%, 02/12/2024	7,080	7,118
3.375%, 08/01/2023	2,940	2,918
Juniper Networks
5.950%, 03/15/2041	4,430	4,438
Microsoft
4.875%, 12/15/2043	2,900	3,117
3.500%, 11/15/2042	1,765	1,527
Oracle
6.500%, 04/15/2038	6,460	8,196
3.625%, 07/15/2023	2,320	2,354

		46,376

Materials — 2.0%
ArcelorMittal
7.500%, 10/15/2039	850	886
Barrick North America Finance LLC
5.750%, 05/01/2043	7,670	7,524
BHP Billiton Finance USA
5.000%, 09/30/2043	3,930	4,152
3.850%, 09/30/2023	1,855	1,901

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dow Chemical
7.375%, 11/01/2029	$2,300	$2,979
4.375%, 11/15/2042	3,185	2,930
Freeport-McMoRan Copper
5.450%, 03/15/2043	8,337	8,233
3.875%, 03/15/2023	3,070	2,971
LYB International Finance
4.875%, 03/15/2044	3,575	3,575
Mosaic
5.450%, 11/15/2033	2,005	2,134
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	6,340	6,467
Newcrest Finance
5.750%, 11/15/2041 (A)	4,921	4,001
Newmont Mining
4.875%, 03/15/2042	5,083	4,149
Praxair
3.550%, 11/07/2042	1,820	1,581
Rio Tinto Finance USA
7.125%, 07/15/2028	410	520
4.125%, 08/21/2042	120	108
Rohm & Haas
7.850%, 07/15/2029	4,115	5,527
Southern Copper
7.500%, 07/27/2035	2,974	3,265
Teck Resources
6.000%, 08/15/2040	180	182
5.400%, 02/01/2043	2,030	1,920
5.200%, 03/01/2042	1,050	965
Vale
5.625%, 09/11/2042	4,130	3,858
Vale Overseas
6.875%, 11/21/2036	2,045	2,197
Xstrata Finance Canada
6.000%, 11/15/2041 (A)	5,594	5,757

		77,782

Telecommunication Services — 4.4%
Alltel
7.875%, 07/01/2032	1,175	1,590
6.800%, 05/01/2029	490	592
America Movil
6.375%, 03/01/2035	535	606
4.375%, 07/16/2042	4,190	3,671
AT&T
6.500%, 09/01/2037	4,025	4,684
6.300%, 01/15/2038	2,275	2,596
5.550%, 08/15/2041	8,065	8,491
5.350%, 09/01/2040	5,904	6,059
4.350%, 06/15/2045	9,033	7,996
4.300%, 12/15/2042	2,926	2,600
2.625%, 12/01/2022	4,800	4,441
British Telecommunications
9.625%, 12/15/2030	2,070	3,191
CenturyLink
7.650%, 03/15/2042	3,035	2,853
5.800%, 03/15/2022	350	359
Deutsche Telekom International Finance
9.250%, 06/01/2032	745	1,151
8.750%, 06/15/2030	675	974
4.875%, 03/06/2042 (A)	2,980	2,970
GTE
6.940%, 04/15/2028	1,360	1,640

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Koninklijke KPN
8.375%, 10/01/2030	$2,665	$3,555
Orange
5.500%, 02/06/2044	3,905	4,030
Rogers Communications
5.450%, 10/01/2043	2,350	2,473
4.100%, 10/01/2023	1,500	1,538
Telecom Italia Capital
7.721%, 06/04/2038	1,370	1,466
6.000%, 09/30/2034	890	833
Telefonica Emisiones SAU
7.045%, 06/20/2036	4,060	4,821
4.570%, 04/27/2023	1,440	1,467
Verizon Communications
7.750%, 12/01/2030	670	883
7.350%, 04/01/2039	2,890	3,747
6.550%, 09/15/2043	45,575	55,792
6.400%, 09/15/2033	9,760	11,605
6.400%, 02/15/2038	560	657
6.250%, 04/01/2037	760	883
6.000%, 04/01/2041	1,500	1,700
4.750%, 11/01/2041	5,095	4,915
3.850%, 11/01/2042	1,610	1,367
Vodafone Group
4.375%, 02/19/2043	10,035	9,057

		167,253

Utilities — 7.6%
AGL Capital
5.875%, 03/15/2041	2,593	3,089
Arizona Public Services
8.000%, 12/30/2015	48	50
Baltimore Gas & Electric
5.200%, 06/15/2033	2,815	2,979
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,147
Bruce Mansfield Unit
6.850%, 06/01/2034	1,602	1,730
CenterPoint Energy Resources
6.250%, 02/01/2037	3,791	4,441
Centrica
5.375%, 10/16/2043 (A)	1,360	1,395
Cleco Power
6.000%, 12/01/2040	1,105	1,287
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,296
6.300%, 08/15/2037	1,440	1,829
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	1,836	1,120
Dominion Resources
5.250%, 08/01/2033	8,631	9,431
4.900%, 08/01/2041	2,715	2,745
DTE Electric
4.000%, 04/01/2043	5,024	4,746
DTE Energy
3.850%, 12/01/2023	2,215	2,254
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,729
5.300%, 02/15/2040	8,090	9,255
4.000%, 09/30/2042	2,110	2,018
3.050%, 08/15/2022	1,420	1,385

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Energy Florida
6.400%, 06/15/2038	$510	$662
6.350%, 09/15/2037	1,000	1,290
Duke Energy Indiana
6.350%, 08/15/2038	1,430	1,841
4.900%, 07/15/2043	1,960	2,125
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,487
5.900%, 12/01/2021 (A)	750	854
Electricite de France
6.000%, 01/22/2114 (A)	7,895	8,196
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,178
Entergy Louisiana
6.300%, 09/01/2035	300	300
4.440%, 01/15/2026	3,210	3,414
Entergy Texas
7.125%, 02/01/2019	1,435	1,711
Exelon
5.625%, 06/15/2035	1,250	1,320
Exelon Generation
6.250%, 10/01/2039	200	216
5.600%, 06/15/2042	7,550	7,672
Exelon Generation LLC
5.750%, 10/01/2041	4,931	5,079
FirstEnergy, Ser C
7.375%, 11/15/2031	4,505	5,187
Florida Power & Light
5.960%, 04/01/2039	2,955	3,684
5.690%, 03/01/2040	5,000	6,022
5.650%, 02/01/2037	2,500	2,962
5.400%, 09/01/2035	3,200	3,702
Georgia Power
5.950%, 02/01/2039	3,850	4,592
5.400%, 06/01/2040	5,810	6,527
4.300%, 03/15/2042	1,905	1,834
4.300%, 03/15/2043	2,075	2,003
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	2,200	2,424
Indianapolis Power & Light (A)
6.050%, 10/01/2036	1,291	1,505
4.875%, 11/01/2041	2,130	2,142
ITC Holdings
5.300%, 07/01/2043	1,795	1,881
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,928	4,016
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,268
Kentucky Utilities
5.125%, 11/01/2040	2,025	2,269
KeySpan Gas East
5.819%, 04/01/2041 (A)	5,985	7,070
Metropolitan Edison
7.700%, 01/15/2019	350	426
MidAmerican Energy
6.750%, 12/30/2031	750	973
5.800%, 10/15/2036	840	1,009
4.800%, 09/15/2043	1,725	1,845

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MidAmerican Energy Holdings
6.500%, 09/15/2037	$3,860	$4,819
6.125%, 04/01/2036	5,403	6,473
5.150%, 11/15/2043 (A)	2,250	2,409
MidAmerican Funding
6.927%, 03/01/2029	170	212
Monongahela Power (A)
5.400%, 12/15/2043	815	895
4.100%, 04/15/2024	2,970	3,072
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,834
Niagara Mohawk Power (A)
4.119%, 11/28/2042	2,000	1,842
2.721%, 11/28/2022	700	666
Nisource Finance
5.950%, 06/15/2041	545	603
4.800%, 02/15/2044	1,705	1,635
Northeast Utilities
2.800%, 05/01/2023	2,120	1,998
Northern States Power
6.250%, 06/01/2036	1,813	2,305
5.350%, 11/01/2039	2,695	3,092
3.400%, 08/15/2042	1,015	877
Oncor Electric Delivery
7.500%, 09/01/2038	600	817
5.300%, 06/01/2042	12,190	13,476
5.250%, 09/30/2040	2,165	2,349
4.550%, 12/01/2041	1,880	1,896
4.100%, 06/01/2022	2,380	2,493
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,225
6.250%, 03/01/2039	1,910	2,315
6.050%, 03/01/2034	3,675	4,363
5.800%, 03/01/2037	2,226	2,590
4.600%, 06/15/2043	2,015	2,010
4.500%, 12/15/2041	1,660	1,625
PacifiCorp
6.000%, 01/15/2039	1,130	1,406
5.750%, 04/01/2037	2,972	3,566
Pennsylvania Electric
6.150%, 10/01/2038	6,420	7,177
Public Service Electric & Gas MTN
3.650%, 09/01/2042	2,830	2,522
Public Service of Colorado
6.500%, 08/01/2038	725	956
6.250%, 09/01/2037	1,620	2,077
4.750%, 08/15/2041	2,400	2,538
San Diego Gas & Electric
4.300%, 04/01/2042	1,375	1,382
Sempra Energy
6.000%, 10/15/2039	3,565	4,229
South Carolina Electric & Gas
6.050%, 01/15/2038	400	492
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,687	2,741
Southern California Edison
6.050%, 03/15/2039	4,355	5,449
4.650%, 10/01/2043	9,475	9,967
Southern California Gas
3.750%, 09/15/2042	1,365	1,256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southwestern Electric Power
6.200%, 03/15/2040	$3,335	$3,878
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,082	1,345
Union Electric
8.450%, 03/15/2039	2,405	3,835
Virginia Electric and Power
4.650%, 08/15/2043	2,250	2,344
4.450%, 02/15/2044	2,500	2,522
3.450%, 02/15/2024	530	532
Xcel Energy
4.800%, 09/15/2041	1	1

		292,718

Total Corporate Obligations (Cost $2,025,262) ($ Thousands)		2,134,074

MUNICIPAL BONDS — 6.2%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	190	247
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,199
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,935	4,749
City of Houston, Utility System Revenue, Ser A, RB Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	355
City of New York, Build America Project, GO
5.517%, 10/01/2037	3,950	4,436
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	2,200	2,501
5.817%, 10/01/2031	2,950	3,166
City of Sacramento, RB
6.156%, 05/15/2036	100	111
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	3,705	4,429
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,310	1,430
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,384
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	4,535	5,089
Dallas, Convention Center Hotel Development, RB
7.088%, 01/01/2042	600	718
Dallas, Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/21 @ 100
6.450%, 02/15/2035	3,415	3,946

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida State, Department of Transportation, RB Callable 07/01/19 @ 100
6.800%, 07/01/2039	$580	$642
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	7,045	7,597
Illinois, Finance Authority, RB
4.000%, 06/01/2047	2,350	2,001
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	5,867
Las Vegas, Valley Water District, GO
7.013%, 06/01/2039	390	432
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,990	2,699
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,759
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	1,225	1,626
6.008%, 07/01/2039	5,000	5,903
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	4,020
Metropolitan New York, Transportation Authority, Build America Project, RB
6.814%, 11/15/2040	710	916
Michigan State University, Build America Project, Ser B, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	3,300	3,688
Missouri, Joint Municipal Electric Utility Commission, RB
6.890%, 01/01/2042	600	694
Municipal Electric Authority of Georgia, RB
6.637%, 04/01/2057	3,511	3,941
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	650	893
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	60	85
New York City, Municipal Water Finance Authority, Build America Project, RB
5.724%, 06/15/2042	1,320	1,577
5.440%, 06/15/2043	3,260	3,734
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/2042	6,630	7,338

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Municipal Water Finance Authority, RB Callable 12/15/20 @ 100
5.375%, 06/15/2043	$600	$653
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/2043	710	744
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,527
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	4,150	4,900
5.508%, 08/01/2037	580	675
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,753
5.289%, 03/15/2033	1,550	1,732
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	7,207	9,486
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	3,185	3,438
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	108
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	3,925	4,182
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	725	742
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	6,820	6,303
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	3,310	4,124
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	2,980
State of California, Build America Project, GO
7.625%, 03/01/2040	4,440	6,192
7.600%, 11/01/2040	580	818
7.550%, 04/01/2039	6,405	8,903
7.500%, 04/01/2034	5,820	7,898
7.350%, 11/01/2039	4,010	5,394
7.300%, 10/01/2039	2,700	3,633

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Illinois, Build America Project, GO
7.350%, 07/01/2035	$745	$871
6.725%, 04/01/2035	380	423
6.630%, 02/01/2035	3,475	3,841
State of Illinois, GO
7.100%, 07/01/2035	1,890	2,100
5.100%, 06/01/2033	8,450	8,305
State of New York, Build America Project, RB
5.770%, 03/15/2039	11,035	12,832
State of Oregon, GO
5.892%, 06/01/2027	3,750	4,426
State of Texas, Build America Project, GO
5.517%, 04/01/2039	2,090	2,498
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	6,505	7,424
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	1,640	1,883
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,578
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	13,775	12,882
University of California, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,600	1,979
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,736

Total Municipal Bonds (Cost $220,592) ($ Thousands)		238,135

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
FFCB
5.750%, 05/11/2026	6,525	7,835
FHLB
5.625%, 06/11/2021	960	1,159
0.070%, 04/30/2014 (B)	6,790	6,790
0.060%, 04/21/2014	5,785	5,785
FHLMC
6.750%, 03/15/2031	3,930	5,408
6.250%, 07/15/2032	6,735	8,897
3.511%, 12/17/2029 (B)	8,300	4,351
FICO STRIPS, PO
2.044%, 04/05/2019 (B)	1,500	1,359
0.000%, 12/27/2018 to 09/26/2019 (B)	16,575	14,778
FNMA
7.250%, 05/15/2030	2,785	3,980
Residual Funding Corp. STRIPS
3.461%, 04/15/2030 (B)	14,210	7,815

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.762%, 07/15/2020 (B)	$1,706	$1,479
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	15,141
5.880%, 04/01/2036	13,625	16,642
5.500%, 06/15/2038	465	540
5.375%, 04/01/2056	12,593	13,886
5.250%, 09/15/2039	8,280	9,347
4.875%, 01/15/2048	635	660
4.625%, 09/15/2060	7,645	7,364
3.500%, 12/15/2042	5,480	4,644
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038	3,700	1,200

Total U.S. Government Agency Obligations (Cost $146,384) ($ Thousands)		139,060

MORTGAGE-BACKED SECURITIES — 1.7%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	366	394
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	653	695
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,693	5,566
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	2,892	2,393
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,407	3,508
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,241
FHLMC Multifamily Structured Pass-Through Certificates, Ser K034, Cl A2
3.531%, 07/25/2023 (C)	5,385	5,564
FNMA
3.841%, 09/01/2020	3,801	4,087
3.762%, 12/01/2020	3,867	4,115
3.665%, 10/01/2020	3,865	4,125
3.583%, 09/01/2020	1,958	2,082
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	873	1,041
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	493	498
FNMA CMO, Ser 2007-68, Cl SC, IO
6.545%, 07/25/2037 (C)	113	19
GNMA ARM
1.625%, 06/20/2032 (C)	115	120
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	190	201
GNMA CMO, Ser 2009-8, Cl PS, IO
6.146%, 08/16/2038 (C)	241	34

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-4, Cl NS, IO
6.236%, 01/16/2040 (C)	$256	$40
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	10,425	8,153

		46,876

Non-Agency Mortgage-Backed Obligations — 0.5%
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.586%, 08/25/2034 (A) (C)	1,748	1,630
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.398%, 07/25/2037 (A) (C)	1,453	1,248
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.234%, 08/25/2035 (C)	21	15
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.478%, 03/25/2035 (C)	153	115
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.367%, 03/19/2045 (C)	213	194
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	4,720
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.557%, 11/19/2034 (C)	284	236
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.467%, 08/19/2045 (C)	395	357
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.938%, 12/25/2034 (C)	134	112
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.958%, 08/25/2034 (C)	76	67
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.583%, 10/25/2034 (C)	104	104
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.016%, 09/25/2034 (C)	31	27
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.468%, 10/25/2036 (C)	17	13
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	4,410	4,677
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	34	36
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	46	47
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.596%, 12/25/2034 (C)	76	77

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.488%, 01/25/2045 (C)	$194	$180
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR8, Cl 1A3
2.633%, 04/25/2036 (C)	207	207
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,590	3,719

		17,781

Total Mortgage-Backed Securities (Cost $59,732) ($ Thousands)		64,657

SOVEREIGN DEBT — 1.3%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,370
Federal Republic of Brazil
5.625%, 01/07/2041	3,615	3,552
4.250%, 01/07/2025	3,280	3,157
Inter-American Development Bank
4.375%, 01/24/2044	4,075	4,190
International Bank for Reconstruction & Development MTN
3.541%, 10/31/2030 (B)	5,850	2,843
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,694
2.885%, 08/15/2026	2,585	1,631
2.601%, 05/15/2024	1,545	1,097
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,925	3,634
Republic of Colombia
5.625%, 02/26/2044	4,000	4,086
4.000%, 02/26/2024	840	823
Republic of Panama
4.300%, 04/29/2053	915	725
Republic of Turkey
4.875%, 04/16/2043	1,855	1,507
United Mexican States MTN
6.050%, 01/11/2040	400	447
5.950%, 03/19/2019	1,300	1,513
5.750%, 10/12/2110	574	545
5.550%, 01/21/2045	6,520	6,781
4.750%, 03/08/2044	10,390	9,689
4.000%, 10/02/2023	1,330	1,347

Total Sovereign Debt (Cost $50,448) ($ Thousands)		50,631

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.1%
Bear Stearns Asset-Backed Securities Trust, Ser 2006- HE1, Cl 1A2
0.376%, 12/25/2035 (C)	$3	$3
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.318%, 09/25/2036 (C)	3,535	1,805
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	180	165
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (C)	83	85
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
6.350%, 03/15/2017	4	4

		2,062

Other Asset-Backed Securities — 0.5%
Beacon Container Finance, Ser 2012-1A, Cl A
3.720%, 09/20/2027 (A)	1,935	1,947
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/2027 (A)	2,817	2,816
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (A)	1,959	1,969
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (A)	858	867
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.956%, 04/26/2032 (A) (C)	2,765	2,700
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,576	1,609
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.306%, 10/25/2034 (C)	2,620	2,684
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (A)	380	381
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (A)	1,867	1,969
Triton Container Finance, Ser 2007-1A, Cl NOTE
0.290%, 02/26/2019 (A) (C)	437	436
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (A)	2,640	2,654

		20,032

Total Asset-Backed Securities (Cost $22,076) ($ Thousands)		22,094

U.S. TREASURY OBLIGATIONS — 30.0%
U.S. Treasury Bills
0.062%, 03/20/2014 (B) (E)	1,883	1,883
U.S. Treasury Bonds
6.250%, 05/15/2030	17,130	23,824

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

6.125%, 08/15/2029	$32,443	$44,335
5.500%, 08/15/2028	2,580	3,309
5.375%, 02/15/2031	72,229	92,498
5.250%, 11/15/2028	2,650	3,322
5.250%, 02/15/2029	8,535	10,698
4.500%, 02/15/2036	28,579	33,482
4.500%, 05/15/2038	7,000	8,197
4.375%, 02/15/2038	7,350	8,450
4.250%, 05/15/2039	10,200	11,510
4.250%, 11/15/2040	8,820	9,952
3.875%, 08/15/2040	29,835	31,672
3.750%, 08/15/2041	4,430	4,592
3.750%, 11/15/2043	265,335	273,212
3.625%, 08/15/2043	115,214	115,970
3.500%, 02/15/2039	8,000	7,995
3.125%, 11/15/2041	19,650	18,106
3.125%, 02/15/2042	7,210	6,632
3.125%, 02/15/2043	47,291	43,257
3.000%, 05/15/2042	21,920	19,632
2.750%, 08/15/2042	82,000	69,546
2.750%, 11/15/2042	117,910	99,781
U. S. Treasury Inflation-Protected Securities
2.125%, 02/15/2041	4,613	5,514
2.000%, 07/15/2014	2,021	2,065
1.375%, 02/15/2044	6,565	6,662
1.250%, 04/15/2014	99	100
U.S. Treasury Notes
2.750%, 02/15/2024	3,450	3,477
1.500%, 01/31/2019	8,455	8,458
1.500%, 02/28/2019	3,500	3,498
U.S. Treasury STRIPS
3.937%, 05/15/2043 (B)	185,304	157,134
3.288%, 05/15/2039	500	197
3.046%, 05/15/2030	26,900	15,460
2.689%, 11/15/2027 (B)	8,300	5,325

Total U.S. Treasury Obligations (Cost $1,155,924) ($ Thousands)		1,149,745

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	30,750,520	30,751

Total Cash Equivalent (Cost $30,751) ($ Thousands)		30,751

Total Investments — 99.8% (Cost $3,711,169) ($ Thousands) ††		$3,829,147

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

A summary of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(68)	Jun-2014	$10
U.S. 10-Year Treasury Note	(289)	Mar-2014	(136)
U.S. 2-Year Treasury Note	(1,390)	Jun-2014	38
U.S. 5-Year Treasury Note	(304)	Jul-2014	19
U.S. Long Treasury Bond	510	Jun-2014	946
U.S. Ultra Long Treasury Bond	(56)	Jun-2014	(140)
U.S. Ultra Long Treasury Bond	476	Jun-2014	1,333

			$2,070

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD-LIBOR	11/15/43	$3,570	$(73)

A list of the open OTC swap agreements held by the Fund at February 28, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	2.48%	3 Month USD-LIBOR	11/15/27	$2,605	$114
Barclays Bank PLC	2.42%	3 Month USD-LIBOR	11/15/27	2,630	138
Citigroup	3.68%	3 Month USD-LIBOR	11/15/43	(3,570)	0
Citigroup	2.71%	3 Month USD-LIBOR	08/15/42	5,255	848

					$1,100

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Depreciation ($Thousands)
JPMorgan Chase Bank	Goldman Sachs Group, Inc.	BUY	1.00	09/20/16		$5,000	$(256)

For the period ended February 28, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,836,162 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2014. The date reported on the Schedule of Investments is the final maturity date.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2014. The coupon on a step bond changes on a specified date.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $3,711,169 ($ Thousands), and the unrealized appreciation and depreciation were $201,267 ($ Thousands) and $(83,289) ($ Thousands), respectively.

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Fund

February 28, 2014

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

OTC — Over The Counter

PLC — Public Limited Company

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,134,074	$—	$2,134,074
Municipal Bonds	—	238,135	—	238,135
U.S. Government Agency Obligations	—	139,060	—	139,060
Mortgage-Backed Securities	—	64,657	—	64,657
Sovereign Debt	—	50,631	—	50,631
Asset-Backed Securities	—	22,094	—	22,094
U.S. Treasury Obligations	—	1,149,745	—	1,149,745
Cash Equivalent	30,751	—	—	30,751

Total Investments in Securities	$30,751	$3,798,396	$—	$3,829,147

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,346	$—	$—	$2,346
Unrealized Depreciation	(276)	—	—	(276)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(256)	—	(256)
Interest Rate Swaps *
Unrealized Appreciation	—	1,100	—	1,100
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(73)	—	(73)

Total Other Financial Instruments	$2,070	$771	$—	$2,841

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 92.7%

Consumer Discretionary — 10.5%
21st Century Fox America
8.150%, 10/17/2036	$1,281	$1,702
7.430%, 10/01/2026	1,450	1,812
7.125%, 04/08/2028	400	491
6.900%, 08/15/2039	1,565	1,952
6.750%, 01/09/2038	3,825	4,584
6.650%, 11/15/2037	6,735	8,164
6.550%, 03/15/2033	1,355	1,610
6.400%, 12/15/2035	1,100	1,308
6.200%, 12/15/2034	4,349	5,045
6.150%, 02/15/2041	540	626
5.400%, 10/01/2043	5,660	6,029
AutoZone
3.125%, 07/15/2023	1,165	1,098
Carnival
3.950%, 10/15/2020	2,155	2,219
CBS
5.900%, 10/15/2040	40	44
Comcast
7.050%, 03/15/2033	970	1,261
6.950%, 08/15/2037	4,300	5,606
6.550%, 07/01/2039	2,515	3,166
6.450%, 03/15/2037	4,030	4,959
6.400%, 05/15/2038	9,210	11,371
5.650%, 06/15/2035	120	135
4.750%, 03/01/2044	4,105	4,173
4.650%, 07/15/2042	7,590	7,582
4.250%, 01/15/2033	2,930	2,890
2.850%, 01/15/2023	2,950	2,835
Comcast Cable Communications Holdings
9.455%, 11/15/2022	620	883
COX Communications
8.375%, 03/01/2039 (A)	50	64
6.950%, 06/01/2038 (A)	700	781
5.450%, 12/15/2014	8	8
4.700%, 12/15/2042 (A)	3,350	2,971
4.500%, 06/30/2043 (A)	220	188
3.250%, 12/15/2022 (A)	2,531	2,381
CVS Caremark
6.250%, 06/01/2027	3,515	4,257
6.125%, 09/15/2039	3,750	4,491
5.750%, 05/15/2041	2,100	2,427
5.300%, 12/05/2043	2,534	2,784
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	4,370	5,681
DIRECTV Holdings
6.375%, 03/01/2041	4,265	4,630
6.350%, 03/15/2040	1,416	1,529
5.150%, 03/15/2042	5,825	5,490
Discovery Communications
4.950%, 05/15/2042	460	451
Discovery Communications LLC
3.300%, 05/15/2022	215	210
ECOLAB
5.500%, 12/08/2041	20	23

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Motor
7.450%, 07/16/2031	$3,159	$4,060
7.400%, 11/01/2046	3,460	4,416
4.750%, 01/15/2043	570	551
Grupo Televisa
6.625%, 01/15/2040	20	23
Home Depot
5.875%, 12/16/2036	270	326
4.875%, 02/15/2044	1,110	1,193
3.750%, 02/15/2024	355	366
Johnson Controls
5.700%, 03/01/2041	55	62
Lowe’s
7.110%, 05/15/2037	3,092	3,999
5.800%, 10/15/2036	1,090	1,250
5.125%, 11/15/2041	2,835	3,044
5.000%, 09/15/2043	1,050	1,116
4.650%, 04/15/2042	75	75
Macy’s Retail Holdings
7.450%, 07/15/2017	40	47
McDonald’s MTN
6.300%, 03/01/2038	1,021	1,300
4.875%, 07/15/2040	710	762
3.700%, 02/15/2042	805	730
NBCUniversal Media
6.400%, 04/30/2040	50	61
5.950%, 04/01/2041	3,250	3,826
4.450%, 01/15/2043	450	435
4.375%, 04/01/2021	65	71
NBCUniversal Media LLC
2.875%, 01/15/2023	225	216
News America
7.750%, 12/01/2045	500	687
QVC
5.950%, 03/15/2043	2,250	2,179
Target
7.000%, 01/15/2038	2,179	2,864
6.650%, 08/01/2028	355	431
6.500%, 10/15/2037	1,085	1,346
4.000%, 07/01/2042	2,060	1,867
TCI Communications
7.875%, 02/15/2026	970	1,290
Thomson Reuters
5.650%, 11/23/2043	2,550	2,696
5.500%, 08/15/2035	1,000	1,018
4.500%, 05/23/2043	290	261
Time Warner
7.700%, 05/01/2032	5,212	6,948
7.625%, 04/15/2031	8,240	10,859
6.250%, 03/29/2041	1,566	1,827
6.200%, 03/15/2040	500	573
6.100%, 07/15/2040	1,130	1,293
5.375%, 10/15/2041	11,425	11,998
5.350%, 12/15/2043	4,500	4,759
Time Warner Cable
7.300%, 07/01/2038	1,420	1,775
6.750%, 06/15/2039	1,990	2,362
6.550%, 05/01/2037	4,285	4,965
5.875%, 11/15/2040	4,405	4,753
5.500%, 09/01/2041	8,110	8,407
4.500%, 09/15/2042	2,470	2,250

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Entertainment
8.375%, 07/15/2033	$1,385	$1,889
Viacom
5.850%, 09/01/2043	5,970	6,551
4.875%, 06/15/2043	190	182
4.375%, 03/15/2043	5,291	4,679
Walgreen
4.400%, 09/15/2042	30	28
Wal-Mart Stores
7.550%, 02/15/2030	1,100	1,542
6.500%, 08/15/2037	4,434	5,713
5.625%, 04/01/2040	5,750	6,809
5.625%, 04/15/2041	2,870	3,410
5.250%, 09/01/2035	800	901
5.000%, 10/25/2040	13,420	14,683
4.750%, 10/02/2043	6,130	6,494
4.000%, 04/11/2043	2,150	2,028
Walt Disney MTN
4.125%, 12/01/2041	40	39
2.350%, 12/01/2022	1,055	983
Yum! Brands
6.875%, 11/15/2037	372	448

		281,627

Consumer Staples — 5.1%
Ahold Finance USA
6.875%, 05/01/2029	935	1,151
Altria Group
10.200%, 02/06/2039	2,000	3,252
9.950%, 11/10/2038	843	1,337
5.375%, 01/31/2044	6,570	6,858
4.250%, 08/09/2042	420	370
2.850%, 08/09/2022	440	413
Anheuser-Busch
6.450%, 09/01/2037	2,300	2,960
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	5,900	6,053
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,285	5,015
6.375%, 01/15/2040	210	268
3.750%, 07/15/2042	10,379	9,250
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2025 (A)	1,000	870
Bestfoods
7.250%, 12/15/2026	170	230
Bowdoin College
4.693%, 07/01/2112	5,155	4,641
California Institute of Technology
4.700%, 11/01/2111	1,000	916
Cargill
4.100%, 11/01/2042 (A)	690	633
Coca-Cola Femsa
5.250%, 11/26/2043	2,950	3,117
ConAgra Foods
8.250%, 09/15/2030	685	916
7.000%, 10/01/2028	355	432
6.625%, 08/15/2039	2,600	3,146
4.650%, 01/25/2043	3,916	3,721

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diageo Capital
5.875%, 09/30/2036	$485	$578
3.875%, 04/29/2043	5,130	4,661
Diageo Investment
4.250%, 05/11/2042	1,425	1,385
DP World MTN
6.850%, 07/02/2037 (A)	1,000	1,065
Energizer Holdings
4.700%, 05/19/2021	455	475
Fomento Economico Mexicano
4.375%, 05/10/2043	2,330	2,019
General Mills
5.400%, 06/15/2040	505	567
4.150%, 02/15/2043	1,855	1,720
Heineken
4.000%, 10/01/2042 (A)	1,420	1,267
Kellogg
3.125%, 05/17/2022	2,335	2,279
Kimberly-Clark
5.300%, 03/01/2041	555	630
Kraft Foods Group
5.000%, 06/04/2042	4,750	4,951
Kroger
5.000%, 04/15/2042	590	591
Land O’ Lakes
6.000%, 11/15/2022 (A)	880	928
Lorillard Tobacco
8.125%, 05/01/2040	60	76
6.875%, 05/01/2020	1,315	1,547
3.750%, 05/20/2023	1,080	1,020
Mondelez International
6.500%, 02/09/2040	1,307	1,635
4.000%, 02/01/2024	8,605	8,736
Northwestern University
4.643%, 12/01/2044	3,700	3,886
Novartis Capital
4.400%, 05/06/2044	4,660	4,702
Pepsi Bottling Group
7.000%, 03/01/2029	1,175	1,554
PepsiCo
4.875%, 11/01/2040	1,130	1,189
4.000%, 03/05/2042	3,420	3,151
3.600%, 08/13/2042	3,340	2,905
3.000%, 08/25/2021	16	16
Pernod Ricard
5.500%, 01/15/2042 (A)	1,175	1,271
Philip Morris International
6.375%, 05/16/2038	420	515
4.500%, 03/20/2042	7,205	6,975
4.125%, 03/04/2043	5,830	5,297
3.875%, 08/21/2042	1,780	1,562
3.600%, 11/15/2023	1,225	1,216
Reckitt Benckiser Treasury Services
3.625%, 09/21/2023 (A)	1,190	1,203
Reynolds American
6.150%, 09/15/2043	20	23
4.750%, 11/01/2042	25	23
SABMiller Holdings
4.950%, 01/15/2042 (A)	8,045	8,411
Tufts University
5.017%, 04/15/2112	2,314	2,260

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unilever Capital
5.900%, 11/15/2032	$1,325	$1,685

		139,523

Energy — 14.1%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	1,872	2,062
Anadarko Finance
7.500%, 05/01/2031	10,765	13,830
Anadarko Petroleum
6.950%, 06/15/2019	190	229
6.450%, 09/15/2036	1,635	1,939
4.613%, 10/10/2036 (B)	13,447	4,796
Apache
6.900%, 09/15/2018	10	12
5.100%, 09/01/2040	4,065	4,318
4.750%, 04/15/2043	3,550	3,574
4.250%, 01/15/2044	8,350	7,831
Baker Hughes
5.125%, 09/15/2040	65	72
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	5,825
BP Capital Markets
3.994%, 09/26/2023	2,385	2,458
3.245%, 05/06/2022	633	631
3.125%, 10/01/2015	320	333
2.750%, 05/10/2023	1,875	1,757
1.375%, 05/10/2018	565	556
Buckeye Partners
5.850%, 11/15/2043	70	73
Cameron International
7.000%, 07/15/2038	40	50
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,272
6.450%, 06/30/2033	155	181
6.250%, 03/15/2038	1,875	2,210
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,000	2,180
Cenovus Energy
6.750%, 11/15/2039	1,395	1,742
5.700%, 10/15/2019	180	208
5.200%, 09/15/2043	1,725	1,793
4.450%, 09/15/2042	700	659
CNOOC Finance
3.000%, 05/09/2023	2,845	2,577
Conoco Funding
7.250%, 10/15/2031	2,030	2,723
6.950%, 04/15/2029	2,950	3,954
ConocoPhillips
6.500%, 02/01/2039	8,713	11,391
5.900%, 05/15/2038	2,400	2,938
5.750%, 02/01/2019	335	395
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,267
DCP Midstream Operating
4.950%, 04/01/2022	35	37
Devon Energy
7.950%, 04/15/2032	2,075	2,848
6.300%, 01/15/2019	50	59
5.600%, 07/15/2041	2,620	2,898
4.750%, 05/15/2042	2,190	2,171

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Devon Financing
7.875%, 09/30/2031	$145	$197
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	4,385
4.875%, 11/01/2043	6,695	6,590
El Paso Natural Gas
8.625%, 01/15/2022	10	13
8.375%, 06/15/2032	1,540	2,081
7.500%, 11/15/2026	645	807
El Paso Pipeline Partners Operating
4.700%, 11/01/2042	1,355	1,193
Encana
6.625%, 08/15/2037	705	834
5.150%, 11/15/2041	2,525	2,526
Energy Transfer Partners
8.250%, 11/15/2029	1,500	1,856
6.500%, 02/01/2042	45	50
6.050%, 06/01/2041	1,880	1,998
5.950%, 10/01/2043	7,255	7,653
5.150%, 02/01/2043	5,894	5,641
Eni
5.700%, 10/01/2040 (A)	2,120	2,183
Ensco
4.700%, 03/15/2021	40	43
Enterprise Products Operating
6.650%, 10/15/2034	3,000	3,616
5.950%, 02/01/2041	1,085	1,230
5.700%, 02/15/2042	7,450	8,223
4.850%, 08/15/2042	2,000	1,968
4.850%, 03/15/2044	310	306
4.450%, 02/15/2043	1,720	1,582
Enterprise Products Operating LLC
6.450%, 09/01/2040	110	132
5.750%, 03/01/2035	185	203
5.100%, 02/15/2045	2,600	2,658
Gulf South Pipeline
4.000%, 06/15/2022	4,400	4,381
Halliburton
7.450%, 09/15/2039	145	203
Hess
6.000%, 01/15/2040	45	51
5.600%, 02/15/2041	1,490	1,620
Husky Energy
6.800%, 09/15/2037	1,145	1,440
Kerr-McGee
6.950%, 07/01/2024	60	73
Kinder Morgan Energy Partners MTN
6.950%, 01/15/2038	1,790	2,117
6.375%, 03/01/2041	4,200	4,678
5.625%, 09/01/2041	1,425	1,457
5.500%, 03/01/2044	4,245	4,284
5.000%, 08/15/2042	1,595	1,501
3.950%, 09/01/2022	975	975
LASMO
7.300%, 11/15/2027	2,705	3,512
Marathon Oil
6.600%, 10/01/2037	2,410	3,018
2.800%, 11/01/2022	1,225	1,158

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marathon Petroleum
6.500%, 03/01/2041	$2,133	$2,576
Motiva Enterprises
6.850%, 01/15/2040 (A)	9,542	12,192
Nexen Energy ULC
7.500%, 07/30/2039	3,290	4,324
6.400%, 05/15/2037	2,770	3,241
Noble Energy
6.000%, 03/01/2041	65	75
5.250%, 11/15/2043	5,360	5,603
4.150%, 12/15/2021	855	902
Noble Holding International
3.950%, 03/15/2022	11	11
Oneok Partners
6.850%, 10/15/2037	135	162
6.125%, 02/01/2041	80	90
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,225
Petrobras Global Finance
5.625%, 05/20/2043	5,390	4,551
4.375%, 05/20/2023	1,870	1,695
Petrobras International Finance
6.875%, 01/20/2040	80	79
6.750%, 01/27/2041	1,370	1,324
5.750%, 01/20/2020	610	635
Petro-Canada
7.875%, 06/15/2026	20	27
6.800%, 05/15/2038	1,745	2,210
Petroleos Mexicanos
6.500%, 06/02/2041	170	183
6.375%, 01/23/2045 (A)	2,470	2,622
5.500%, 06/27/2044	1,335	1,262
Phillips 66
5.875%, 05/01/2042	5,662	6,494
Plains All American Pipeline
5.150%, 06/01/2042	450	468
3.850%, 10/15/2023	7,263	7,262
Plains Exploration & Production
6.875%, 02/15/2023	1,955	2,180
Pride International
7.875%, 08/15/2040	4,230	6,030
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,000	2,150
Schlumberger Investment
3.650%, 12/01/2023	5,820	5,949
Shell International Finance
6.375%, 12/15/2038	5,256	6,764
5.500%, 03/25/2040	2,500	2,917
3.400%, 08/12/2023	1,250	1,255
Shell International Finance BV
4.550%, 08/12/2043	2,500	2,559
Sinopec Capital 2013
3.125%, 04/24/2023 (A)	310	281
Southern Natural Gas
8.000%, 03/01/2032	220	293
7.350%, 02/15/2031	2,960	3,657
Spectra Energy Capital
6.750%, 02/15/2032	1,550	1,667
3.300%, 03/15/2023	3,200	2,904
Spectra Energy Partners
5.950%, 09/25/2043	1,455	1,657

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Statoil
6.500%, 12/01/2028 (A)	$2,405	$3,051
5.250%, 04/15/2019	685	791
4.800%, 11/08/2043	4,464	4,761
3.950%, 05/15/2043	3,375	3,134
3.700%, 03/01/2024	850	868
2.450%, 01/17/2023	1,825	1,724
Suncor Energy
7.150%, 02/01/2032	635	839
6.850%, 06/01/2039	3,215	4,108
6.500%, 06/15/2038	3,565	4,360
5.950%, 12/01/2034	1,385	1,568
Talisman Energy
6.250%, 02/01/2038	2,310	2,469
5.500%, 05/15/2042	3,170	3,185
Tennessee Gas Pipeline
8.375%, 06/15/2032	3,375	4,538
7.000%, 10/15/2028	7,555	9,322
Texas Eastern Transmission
7.000%, 07/15/2032	985	1,242
2.800%, 10/15/2022 (A)	2,050	1,892
Total Capital
2.300%, 03/15/2016	630	652
Total Capital International
3.700%, 01/15/2024	2,855	2,905
2.700%, 01/25/2023	885	840
TransCanada PipeLines
7.625%, 01/15/2039	2,270	3,151
7.250%, 08/15/2038	1,490	1,981
6.100%, 06/01/2040	3,435	4,111
4.625%, 03/01/2034	9,763	9,861
Transcontinental Gas PipeLine
7.250%, 12/01/2026	900	1,132
5.400%, 08/15/2041	1,480	1,585
4.450%, 08/01/2042	3,345	3,122
Transocean
7.350%, 12/15/2041	3,055	3,687
Valero Energy
10.500%, 03/15/2039	3,834	5,939
6.625%, 06/15/2037	880	1,048
Weatherford International
9.875%, 03/01/2039	1,265	1,885
6.800%, 06/15/2037	45	52
5.950%, 04/15/2042	330	351
Williams
7.750%, 06/15/2031	2,068	2,280
Williams Partners
6.300%, 04/15/2040	50	56
5.800%, 11/15/2043	1,300	1,381
5.400%, 03/04/2044	600	607
4.500%, 11/15/2023	1,000	1,024
4.000%, 11/15/2021	375	383

		379,646

Financials — 24.0%
ACE INA Holdings
6.700%, 05/15/2036	3,382	4,399
Aflac
6.900%, 12/17/2039	4,280	5,535
6.450%, 08/15/2040	20	25
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	6,640	8,463

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alexandria Real Estate Equities ‡
4.600%, 04/01/2022	$2,150	$2,227
American Express
4.050%, 12/03/2042	4,244	3,901
American International Group
8.175%, 05/15/2058 (C)	1,500	1,932
4.875%, 06/01/2022	360	396
American Tower ‡
3.500%, 01/31/2023	110	104
American Tower Trust I ‡
3.070%, 03/15/2023 (A)	1,485	1,426
Ameriprise Financial
4.000%, 10/15/2023	1,295	1,336
ARC Properties Operating Partnership ‡
4.600%, 02/06/2024 (A)	1,550	1,554
Arch Capital Group US
5.144%, 11/01/2043	3,465	3,660
Assurant
6.750%, 02/15/2034	2,645	2,988
Bank of America
7.750%, 05/14/2038	1,275	1,705
7.625%, 06/01/2019	3,000	3,737
6.110%, 01/29/2037	3,650	4,109
6.000%, 10/15/2036	9,060	10,793
5.875%, 02/07/2042	500	584
5.700%, 01/24/2022	400	462
5.650%, 05/01/2018	450	514
5.000%, 05/13/2021	4,620	5,134
5.000%, 01/21/2044	7,815	8,142
4.100%, 07/24/2023	340	349
3.300%, 01/11/2023	3,805	3,702
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	56
Bank One Capital III
8.750%, 09/01/2030	320	426
Barclays Bank
5.125%, 01/08/2020	400	453
BBVA Bancomer
6.750%, 09/30/2022 (A)	775	851
Bear Stearns
6.400%, 10/02/2017	510	594
Berkshire Hathaway
4.500%, 02/11/2043	6,734	6,630
3.750%, 08/15/2021	503	532
3.400%, 01/31/2022	56	58
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,455	2,860
4.400%, 05/15/2042	2,250	2,177
4.300%, 05/15/2043	2,255	2,148
2.450%, 12/15/2015	13	13
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	4,839	5,680
Boston Properties ‡
4.125%, 05/15/2021	1,000	1,053
3.850%, 02/01/2023	2,700	2,712
3.800%, 02/01/2024	375	374
BRE Properties ‡
5.500%, 03/15/2017	750	830
Camden Property Trust ‡
4.625%, 06/15/2021	1,250	1,348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	$6,181	$6,443
CBL & Associates ‡
5.250%, 12/01/2023	1,200	1,245
CDP Financial
5.600%, 11/25/2039 (A)	6,945	8,248
Chase Capital VI
0.863%, 08/01/2028 (C)	1,695	1,398
Chubb
6.500%, 05/15/2038	5,367	7,023
Citigroup
8.125%, 07/15/2039	1,512	2,199
6.875%, 03/05/2038	3,511	4,533
6.875%, 02/15/2098	2,545	3,046
6.675%, 09/13/2043	7,131	8,422
6.125%, 08/25/2036	5,310	5,854
6.000%, 10/31/2033	56	61
5.875%, 02/22/2033	4,994	5,356
5.875%, 05/29/2037	2,357	2,696
5.500%, 09/13/2025	2,225	2,398
4.950%, 11/07/2043	170	175
4.500%, 01/14/2022	390	416
3.875%, 10/25/2023	5,935	5,937
CME Group
5.300%, 09/15/2043	2,863	3,189
3.000%, 09/15/2022	40	40
CNA Financial
5.875%, 08/15/2020	25	29
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/2049 (A) (C)	2,000	2,640
5.800%, 09/30/2110 (A)	4,875	5,139
5.750%, 12/01/2043	5,845	6,369
5.250%, 05/24/2041	185	200
4.625%, 12/01/2023	930	956
4.500%, 01/11/2021	35	38
3.875%, 02/08/2022	55	57
DaimlerChrysler
8.500%, 01/18/2031	150	223
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	26
Devon OEI Operating
7.500%, 09/15/2027	735	952
Discover Bank
8.700%, 11/18/2019	474	597
Discover Financial Services
3.850%, 11/21/2022	686	677
Duke Realty ‡
4.375%, 06/15/2022	195	199
3.875%, 10/15/2022	2,115	2,072
3.625%, 04/15/2023	405	386
ERP Operating ‡
4.625%, 12/15/2021	55	60
Essex Portfolio ‡
3.250%, 05/01/2023	4,365	4,103
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	961
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	6,080	6,600

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Five Corners Funding Trust
4.419%, 11/15/2023 (A)	$2,010	$2,051
Ford Holdings
9.300%, 03/01/2030	2,255	3,172
Ford Motor Credit
4.375%, 08/06/2023	1,000	1,036
Ford Motor Credit LLC
2.375%, 01/16/2018	440	446
General Electric Capital MTN
6.875%, 01/10/2039	10,576	13,933
6.750%, 03/15/2032	14,520	18,574
6.150%, 08/07/2037	280	341
6.000%, 08/07/2019	1,640	1,944
5.875%, 01/14/2038	19,839	23,490
4.625%, 01/07/2021	290	321
3.150%, 09/07/2022	2,305	2,278
Goldman Sachs Group
6.750%, 10/01/2037	13,850	15,987
6.250%, 02/01/2041	7,669	9,199
6.150%, 04/01/2018	970	1,118
6.125%, 02/15/2033	15,975	18,596
5.950%, 01/15/2027	4,265	4,671
5.750%, 10/01/2016	345	383
5.375%, 03/15/2020	275	310
5.250%, 07/27/2021	398	443
4.000%, 03/03/2024	4,325	4,312
3.700%, 08/01/2015	55	57
3.625%, 01/22/2023	215	212
Guardian Life Insurance of America
7.375%, 09/30/2039 (A)	1,955	2,629
Hartford Financial Services Group
6.625%, 03/30/2040	3,037	3,832
6.100%, 10/01/2041	1,800	2,163
5.950%, 10/15/2036	1,685	1,954
5.125%, 04/15/2022	175	195
HBOS
6.000%, 11/01/2033 (A)	2,429	2,462
HCP ‡
6.750%, 02/01/2041	740	943
5.375%, 02/01/2021	1,000	1,121
4.250%, 11/15/2023	10,930	11,177
3.150%, 08/01/2022	640	611
Health Care ‡
6.500%, 03/15/2041	510	613
5.250%, 01/15/2022	180	198
5.125%, 03/15/2043	3,225	3,244
3.750%, 03/15/2023	5,704	5,605
Healthcare Realty Trust ‡
5.750%, 01/15/2021	765	846
Healthcare Trust of America Holdings ‡
3.700%, 04/15/2023	4,120	3,938
Highmark (A)
6.125%, 05/15/2041	1,025	909
4.750%, 05/15/2021	1,330	1,305
HSBC Bank
7.650%, 05/01/2025	1,155	1,450
4.750%, 01/19/2021 (A)	150	166

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Bank USA
7.000%, 01/15/2039	$4,270	$5,502
5.875%, 11/01/2034	4,381	4,940
5.625%, 08/15/2035	3,965	4,351
HSBC Finance
6.676%, 01/15/2021	1,800	2,116
HSBC Holdings
6.800%, 06/01/2038	2,240	2,778
6.500%, 09/15/2037	5,776	6,943
6.100%, 01/14/2042	965	1,174
4.000%, 03/30/2022	275	285
HSBC Holdings, Ser 2006
6.500%, 05/02/2036	740	885
ING Bank
5.800%, 09/25/2023 (A)	5,100	5,455
ING US
5.700%, 07/15/2043	1,580	1,761
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,744
4.625%, 04/15/2021	250	252
Invesco Finance
5.375%, 11/30/2043	70	75
IPIC GMTN MTN
5.500%, 03/01/2022 (A)	1,180	1,330
JPMorgan Chase
6.400%, 05/15/2038	3,548	4,422
5.625%, 08/16/2043	75	82
5.600%, 07/15/2041	4,675	5,283
5.400%, 01/06/2042	7,345	8,130
4.850%, 02/01/2044	2,080	2,134
4.250%, 10/15/2020	300	323
3.875%, 02/01/2024	4,410	4,451
3.375%, 05/01/2023	45	43
3.200%, 01/25/2023	200	194
JPMorgan Chase Capital XXI
1.188%, 02/02/2037 (C)	3,200	2,400
JPMorgan Chase Capital XXIII
1.236%, 05/15/2047 (C)	500	371
KKR Group Finance II
5.500%, 02/01/2043 (A)	8,622	8,839
Liberty Mutual Group (A)
6.500%, 03/15/2035	190	218
6.500%, 05/01/2042	8,707	10,174
4.250%, 06/15/2023	305	304
Liberty Property ‡
4.750%, 10/01/2020	200	214
Lincoln National
6.300%, 10/09/2037	100	121
6.150%, 04/07/2036	45	53
Lloyds TSB Bank MTN
6.500%, 09/14/2020 (A)	520	598
Loews
4.125%, 05/15/2043	30	27
Macquarie Bank MTN (A)
6.625%, 04/07/2021	1,250	1,420
5.000%, 02/22/2017	65	71
Macquarie Group (A)
7.300%, 08/01/2014	50	51
6.250%, 01/14/2021	40	45
6.000%, 01/14/2020	100	112

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Mutual Life Insurance (A)
8.875%, 06/01/2039	$2,010	$3,027
5.375%, 12/01/2041	30	33
Merrill Lynch
6.500%, 07/15/2018	265	312
MetLife
10.750%, 08/01/2039	405	610
6.500%, 12/15/2032	350	440
6.400%, 12/15/2036	3,650	3,807
6.375%, 06/15/2034	730	910
5.875%, 02/06/2041	3,820	4,413
5.700%, 06/15/2035	320	368
4.875%, 11/13/2043	4,980	5,170
4.368%, 09/15/2023	1,265	1,342
4.125%, 08/13/2042	20	19
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	500	584
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (A)	2,100	2,016
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,547
Morgan Stanley
7.250%, 04/01/2032	2,545	3,290
6.375%, 07/24/2042	4,590	5,649
6.250%, 08/09/2026	120	144
6.000%, 04/28/2015	880	933
5.500%, 01/26/2020	75	85
5.375%, 10/15/2015	480	515
5.000%, 11/24/2025	3,560	3,697
4.100%, 05/22/2023	30	30
National City
4.900%, 01/15/2015	50	52
Nationwide Health Properties MTN ‡
6.900%, 10/01/2037	1,600	1,897
Nationwide Mutual Insurance (A)
9.375%, 08/15/2039	890	1,321
7.875%, 04/01/2033	527	665
6.600%, 04/15/2034	1,767	1,791
New York Life Global Funding
2.450%, 07/14/2016 (A)	50	52
New York Life Insurance
6.750%, 11/15/2039 (A)	7,980	10,353
Nordea Bank
4.250%, 09/21/2022 (A)	55	56
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,286
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,000	1,457
PNC Bank
3.800%, 07/25/2023	450	454
2.700%, 11/01/2022	50	47
PNC Funding
6.700%, 06/10/2019	100	121
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,041
Principal Financial Group
4.625%, 09/15/2042	5,550	5,462

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ProLogis
4.250%, 08/15/2023 ‡	$5,362	$5,481
Prudential Financial MTN
6.625%, 06/21/2040	625	787
6.200%, 11/15/2040	965	1,158
6.000%, 12/01/2017	350	405
5.750%, 07/15/2033	360	403
5.700%, 12/14/2036	5,845	6,624
5.625%, 05/12/2041	30	34
5.400%, 06/13/2035	2,825	3,070
Prudential Holdings
8.695%, 12/18/2023 (A)	2,632	3,356
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,302
Raymond James Financial
5.625%, 04/01/2024	1,950	2,129
Realty Income ‡
4.650%, 08/01/2023	2,450	2,575
3.250%, 10/15/2022	3,006	2,870
Royal Bank of Scotland Group
6.100%, 06/10/2023	610	633
6.000%, 12/19/2023	1,065	1,097
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	121
Simon Property Group ‡
10.350%, 04/01/2019	1,995	2,720
6.750%, 02/01/2040	4,385	5,734
4.750%, 03/15/2042	4,010	4,144
4.375%, 03/01/2021	40	43
SL Green Realty ‡
7.750%, 03/15/2020	60	72
5.000%, 08/15/2018	3,000	3,277
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	2,581	2,347
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,540	5,919
Travelers
6.250%, 06/15/2037	125	157
5.350%, 11/01/2040	1,565	1,779
4.600%, 08/01/2043	2,910	2,997
Travelers Property Casualty
6.375%, 03/15/2033	320	400
Trinity Acquisition
6.125%, 08/15/2043	50	53
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,150	1,573
Ventas Realty ‡
5.700%, 09/30/2043	4,810	5,357
4.750%, 06/01/2021	1,000	1,076
Wachovia
7.575%, 08/01/2026 (D)	2,375	3,034
5.750%, 06/15/2017	150	172
Wachovia Bank
6.600%, 01/15/2038	5,125	6,701
5.850%, 02/01/2037	5,165	6,191
4.875%, 02/01/2015	845	879

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEA Finance
6.750%, 09/02/2019 (A)	$1,500	$1,809
Weingarten Realty Investors ‡
3.375%, 10/15/2022	1,884	1,787
Wells Fargo
5.625%, 12/11/2017	540	621
5.606%, 01/15/2044	3,549	3,918
5.375%, 11/02/2043	1,250	1,337
4.600%, 04/01/2021	40	45
3.500%, 03/08/2022	235	241
2.625%, 12/15/2016	415	435
Wells Fargo Bank
5.950%, 08/26/2036	1,100	1,312
Weyerhaeuser ‡
7.375%, 03/15/2032	410	531
XLIT
5.250%, 12/15/2043	6,620	7,081
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	700	752
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	2,475	2,648

		644,048

Health Care — 5.8%
AbbVie
4.400%, 11/06/2042	11,565	11,367
Aetna
4.500%, 05/15/2042	1,750	1,737
2.750%, 11/15/2022	1,370	1,293
Amgen
6.900%, 06/01/2038	1,690	2,156
5.750%, 03/15/2040	1,455	1,639
5.650%, 06/15/2042	2,025	2,265
5.375%, 05/15/2043	2,730	2,966
5.150%, 11/15/2041	5,680	5,947
3.625%, 05/15/2022	190	194
Ascension Health
4.847%, 11/15/2053	895	917
AstraZeneca
6.450%, 09/15/2037	3,745	4,693
4.000%, 09/18/2042	760	708
Baxter International
4.500%, 06/15/2043	65	65
3.200%, 06/15/2023	490	482
Becton Dickinson
3.125%, 11/08/2021	385	392
Bristol-Myers Squibb
6.125%, 05/01/2038	1,675	2,091
Cardinal Health
4.600%, 03/15/2043	2,183	2,170
Catholic Health Initiatives
4.350%, 11/01/2042	3,250	2,993
Celgene
5.700%, 10/15/2040	5,142	5,761
5.250%, 08/15/2043	670	719
Cigna
5.875%, 03/15/2041	65	77
City of Hope
5.623%, 11/15/2043	850	876
Coventry Health Care
5.450%, 06/15/2021	1,140	1,301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Covidien International Finance
2.950%, 06/15/2023	$810	$769
Eli Lilly
7.125%, 06/01/2025	410	539
4.650%, 06/15/2044	835	854
Express Scripts Holding
6.125%, 11/15/2041	1,410	1,671
Gilead Sciences
5.650%, 12/01/2041	30	35
GlaxoSmithKline Capital
6.375%, 05/15/2038	2,375	3,045
2.800%, 03/18/2023	900	863
1.500%, 05/08/2017	215	218
Hospira
5.800%, 08/12/2023	1,875	2,044
Howard Hughes Medical Institute
3.500%, 09/01/2023	2,250	2,284
Humana
8.150%, 06/15/2038	1,075	1,484
4.625%, 12/01/2042	55	52
Johnson & Johnson
5.950%, 08/15/2037	1,130	1,420
4.375%, 12/05/2033	1,300	1,371
McKesson
6.000%, 03/01/2041	40	46
Mead Johnson Nutrition
5.900%, 11/01/2039	620	706
Medtronic
4.625%, 03/15/2044	3,299	3,362
4.000%, 04/01/2043	6,515	6,053
3.625%, 03/15/2024	1,200	1,216
2.750%, 04/01/2023	1,000	950
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,049
4.125%, 07/01/2052	30	26
Merck
6.550%, 09/15/2037	1,460	1,917
6.500%, 12/01/2033	935	1,215
4.150%, 05/18/2043	3,050	2,941
3.600%, 09/15/2042	1,820	1,588
2.800%, 05/18/2023	230	220
Merck Sharp & Dohme MTN
5.850%, 06/30/2039	710	862
5.760%, 05/03/2037	1,100	1,327
Mylan
5.400%, 11/29/2043	4,640	4,896
North Shore Long Island Jewish Health Care
6.150%, 11/01/2043	630	715
4.800%, 11/01/2042	2,400	2,205
NYU Hospitals Center
5.750%, 07/01/2043	200	220
4.428%, 07/01/2042	2,650	2,371
Perrigo
5.300%, 11/15/2043 (A)	4,435	4,704
Pfizer
7.200%, 03/15/2039	670	931
4.300%, 06/15/2043	2,060	2,027

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Providence Health & Services Obligated Group
4.379%, 10/01/2023	$2,400	$2,489
Roche Holdings
7.000%, 03/01/2039 (A)	7,475	10,337
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,539
St. Barnabas
4.000%, 07/01/2028	2,240	1,994
Stryker
4.100%, 04/01/2043	785	751
Sutter Health
2.286%, 08/15/2053	2,000	1,883
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	1,290	1,202
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	1,055	1,056
Teva Pharmaceutical Finance LLC, Ser 2006
6.150%, 02/01/2036	260	296
Thermo Fisher Scientific
4.150%, 02/01/2024	1,600	1,644
3.150%, 01/15/2023	1,740	1,677
UnitedHealth Group
6.875%, 02/15/2038	1,411	1,850
6.625%, 11/15/2037	2,530	3,244
6.500%, 06/15/2037	455	573
5.950%, 02/15/2041	150	179
5.800%, 03/15/2036	325	377
5.700%, 10/15/2040	1,055	1,229
4.375%, 03/15/2042	30	29
3.950%, 10/15/2042	3,525	3,190
Watson Pharmaceuticals
4.625%, 10/01/2042	25	24
WellPoint
5.100%, 01/15/2044	670	690
4.650%, 01/15/2043	1,485	1,447
4.625%, 05/15/2042	45	43
3.300%, 01/15/2023	1,410	1,358
2.375%, 02/15/2017	20	21
Wyeth
5.950%, 04/01/2037	4,425	5,350
Zoetis
4.700%, 02/01/2043	25	25

		155,502

Industrials — 5.7%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,840	1,939
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	540	541
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	8	9
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (A)	1,868	1,999

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAE Systems
5.800%, 10/11/2041 (A)	$740	$815
BAE Systems Finance
7.500%, 07/01/2027 (A)	4,122	5,198
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	16
Boeing
6.875%, 03/15/2039	640	881
6.625%, 02/15/2038	850	1,129
Burlington Northern Santa Fe
7.290%, 06/01/2036	1,333	1,753
6.150%, 05/01/2037	5,280	6,314
5.150%, 09/01/2043	3,460	3,684
5.050%, 03/01/2041	65	68
4.450%, 03/15/2043	1,250	1,194
4.400%, 03/15/2042	7,040	6,685
Burlington Northern Santa Fe LLC
4.950%, 09/15/2041	25	26
Canadian National Railway
4.500%, 11/07/2043	3,800	3,884
Canadian National Railway, Ser 2006
6.200%, 06/01/2036	2,665	3,320
Caterpillar
5.200%, 05/27/2041	640	698
3.803%, 08/15/2042	1,480	1,314
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,461	6,184
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,146	2,208
CSX
4.750%, 05/30/2042	2,800	2,819
Cummins
4.875%, 10/01/2043	1,285	1,372
Deere
3.900%, 06/09/2042	1,970	1,825
EADS Finance
2.700%, 04/17/2023 (A)	1,565	1,481
Eaton
4.150%, 11/02/2042	1,420	1,304
4.000%, 11/02/2032	5,500	5,299
FedEx
4.900%, 01/15/2034	2,310	2,370
4.100%, 04/15/2043	790	704
3.875%, 08/01/2042	4,937	4,256
General Dynamics
3.600%, 11/15/2042	1,715	1,496
General Electric
4.125%, 10/09/2042	3,345	3,240
2.700%, 10/09/2022	1,010	977
Honeywell International
5.700%, 03/15/2037	300	359
5.375%, 03/01/2041	385	448
Illinois Tool Works
3.900%, 09/01/2042	115	104
Koninklijke Philips
6.875%, 03/11/2038	80	103

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lockheed Martin
4.850%, 09/15/2041	$1,885	$1,968
4.070%, 12/15/2042	3,000	2,794
Norfolk Southern
6.000%, 03/15/2105	2,125	2,409
6.000%, 05/23/2111	4,330	4,910
5.590%, 05/17/2025	37	42
4.800%, 08/15/2043	3,025	3,079
3.000%, 04/01/2022	1,380	1,352
Northrop Grumman
4.750%, 06/01/2043	3,290	3,281
3.250%, 08/01/2023	6,865	6,595
Odebrecht Offshore Drilling Finance
6.625%, 10/01/2022 (A)	670	687
Pitney Bowes
6.250%, 03/15/2019	15	17
Raytheon
7.200%, 08/15/2027	400	519
4.700%, 12/15/2041	560	579
Republic Services
6.200%, 03/01/2040	30	36
5.700%, 05/15/2041	2,100	2,372
3.550%, 06/01/2022	1,620	1,619
Rockwell Collins
3.700%, 12/15/2023	820	835
Stanley Black & Decker
5.200%, 09/01/2040	50	53
2.900%, 11/01/2022	1,430	1,376
Sydney Airport Finance
3.900%, 03/22/2023 (A)	2,500	2,451
Union Pacific
4.850%, 06/15/2044	640	666
4.821%, 02/01/2044	5,668	5,902
4.750%, 09/15/2041	25	26
4.750%, 12/15/2043	4,415	4,530
United Parcel Service
6.200%, 01/15/2038	690	871
United Technologies
5.700%, 04/15/2040	6,620	7,906
4.500%, 06/01/2042	13,220	13,482
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,401	2,665
Waste Management
7.750%, 05/15/2032	200	274
7.375%, 03/11/2019	25	31
7.100%, 08/01/2026	130	165
6.125%, 11/30/2039	1,215	1,483
4.600%, 03/01/2021	1,645	1,787
		154,778

Information Technology — 2.5%
Apple
3.850%, 05/04/2043	6,720	5,889
Applied Materials
5.850%, 06/15/2041	90	100
Cisco Systems
5.900%, 02/15/2039	4,439	5,226
5.500%, 01/15/2040	1,585	1,795
3.625%, 03/04/2024	1,075	1,083
Corning
5.750%, 08/15/2040	345	399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

eBay
4.000%, 07/15/2042	$5,225	$4,569
EMC
2.650%, 06/01/2020	1,730	1,731
Hewlett-Packard
6.000%, 09/15/2041	3,335	3,576
Intel
4.800%, 10/01/2041	4,890	5,013
4.000%, 12/15/2032	6,797	6,616
2.700%, 12/15/2022	1,895	1,799
International Business Machines
5.875%, 11/29/2032	300	365
4.000%, 06/20/2042	3,683	3,408
3.625%, 02/12/2024	4,555	4,580
3.375%, 08/01/2023	2,050	2,035
1.875%, 08/01/2022	560	502
Intuit
5.750%, 03/15/2017	25	28
Juniper Networks
5.950%, 03/15/2041	3,845	3,852
4.500%, 03/15/2024	630	631
Microsoft
5.300%, 02/08/2041	515	582
4.875%, 12/15/2043	1,250	1,344
4.500%, 10/01/2040	760	770
3.500%, 11/15/2042	670	579
Motorola Solutions
7.500%, 05/15/2025	1,480	1,801
3.500%, 03/01/2023	1,035	990
Oracle
6.500%, 04/15/2038	6,280	7,968
Tyco Electronics Group
7.125%, 10/01/2037	70	85

		67,316

Materials — 3.8%
Alcan
7.250%, 03/15/2031	800	1,011
ArcelorMittal
7.250%, 03/01/2041	1,525	1,552
Barrick North America Finance
7.500%, 09/15/2038	15	16
5.700%, 05/30/2041	1,000	960
Barrick North America Finance LLC
5.750%, 05/01/2043	14,250	13,979
BHP Billiton Finance USA
5.000%, 09/30/2043	11,280	11,917
Braskem America Finance
7.125%, 07/22/2041 (A)	815	754
CF Industries
4.950%, 06/01/2043	35	33
Dow Chemical
7.375%, 11/01/2029	1,020	1,321
5.250%, 11/15/2041	415	431
4.375%, 11/15/2042	4,030	3,708
E.I. du Pont de Nemours
2.800%, 02/15/2023	1,505	1,424
Freeport-McMoRan Copper
5.450%, 03/15/2043	7,388	7,296
3.875%, 03/15/2023	2,745	2,656

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Pacific
8.875%, 05/15/2031	$2,145	$3,116
7.250%, 06/01/2028	330	416
International Paper
8.700%, 06/15/2038	1,000	1,446
LYB International Finance
5.250%, 07/15/2043	1,525	1,608
4.875%, 03/15/2044	1,645	1,645
4.000%, 07/15/2023	185	189
LyondellBassell
5.000%, 04/15/2019	685	769
Mosaic
5.625%, 11/15/2043	1,450	1,539
4.250%, 11/15/2023	1,060	1,075
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	1,155	1,178
Newcrest Finance
5.750%, 11/15/2041 (A)	4,867	3,957
Newmont Mining
5.875%, 04/01/2035	100	94
4.875%, 03/15/2042	4,856	3,963
Nucor
6.400%, 12/01/2037	40	47
5.200%, 08/01/2043	2,035	2,085
Praxair
3.550%, 11/07/2042	1,135	986
Rio Tinto Alcan
6.125%, 12/15/2033	1,714	2,003
Rio Tinto Finance USA
9.000%, 05/01/2019	150	197
5.200%, 11/02/2040	40	43
4.750%, 03/22/2042	120	118
4.125%, 08/21/2042	150	135
3.500%, 11/02/2020	20	21
Rohm & Haas
7.850%, 07/15/2029	6,220	8,354
Southern Copper
7.500%, 07/27/2035	790	867
6.750%, 04/16/2040	270	276
5.250%, 11/08/2042	430	368
Teck Resources
6.000%, 08/15/2040	50	50
5.400%, 02/01/2043	3,590	3,396
5.200%, 03/01/2042	1,030	947
3.750%, 02/01/2023	195	186
Union Carbide
7.750%, 10/01/2096	25	29
Vale
5.625%, 09/11/2042	7,370	6,884
Vale Overseas
8.250%, 01/17/2034	600	722
6.875%, 11/21/2036	1,550	1,665
6.875%, 11/10/2039	55	59
Xstrata Finance Canada (A)
6.000%, 11/15/2041	4,617	4,752
5.300%, 10/25/2042	835	807

		103,050

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 8.7%
Alltel
7.875%, 07/01/2032	$1,135	$1,536
6.800%, 05/01/2029	1,050	1,269
America Movil
6.375%, 03/01/2035	50	57
6.125%, 11/15/2037	50	55
6.125%, 03/30/2040	2,380	2,650
4.375%, 07/16/2042	5,345	4,682
3.125%, 07/16/2022	200	189
AT&T
6.500%, 09/01/2037	1,618	1,883
6.300%, 01/15/2038	9,345	10,661
6.150%, 09/15/2034	350	387
5.600%, 05/15/2018	40	46
5.550%, 08/15/2041	4,485	4,722
5.350%, 09/01/2040	3,710	3,808
4.350%, 06/15/2045	10,688	9,461
4.300%, 12/15/2042	5,803	5,157
3.000%, 02/15/2022	20	19
2.625%, 12/01/2022	9,849	9,113
Bellsouth Capital Funding
7.875%, 02/15/2030	750	925
British Telecommunications
9.625%, 12/15/2030	4,640	7,151
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	990	931
Crown Castle Towers
6.113%, 01/15/2020 (A)	1,682	1,934
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,511	3,881
8.750%, 06/15/2030	1,545	2,229
4.875%, 03/06/2042 (A)	2,845	2,836
GTE
8.750%, 11/01/2021	100	131
6.940%, 04/15/2028	1,310	1,580
Koninklijke KPN
8.375%, 10/01/2030	2,745	3,662
Oi
5.750%, 02/10/2022 (A)	710	676
Orange
9.000%, 03/01/2031	55	79
5.500%, 02/06/2044	6,425	6,630
5.375%, 01/13/2042	1,855	1,892
Qwest
7.250%, 09/15/2025	1,400	1,561
Rogers Communications
7.500%, 08/15/2038	55	71
5.450%, 10/01/2043	5,200	5,471
4.500%, 03/15/2043	2,232	2,070
Telecom Italia Capital
6.175%, 06/18/2014	33	33
6.000%, 09/30/2034	620	580
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	6,823	7,016
Telefonica Emisiones SAU
7.045%, 06/20/2036	4,330	5,141
6.421%, 06/20/2016	75	83
6.221%, 07/03/2017	65	74
5.877%, 07/15/2019	45	51
5.462%, 02/16/2021	127	140
4.570%, 04/27/2023	3,520	3,586

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telefonica Europe BV
8.250%, 09/15/2030	$1,405	$1,793
Verizon Communications
8.750%, 11/01/2018	107	137
7.750%, 12/01/2030	650	857
7.350%, 04/01/2039	1,955	2,535
6.900%, 04/15/2038	170	210
6.550%, 09/15/2043	49,116	60,127
6.400%, 09/15/2033	19,547	23,242
6.350%, 04/01/2019	705	836
6.000%, 04/01/2041	2,500	2,834
5.850%, 09/15/2035	2,700	3,036
4.750%, 11/01/2041	8,810	8,499
Vodafone Group
7.875%, 02/15/2030	1,655	2,190
6.150%, 02/27/2037	300	340
4.375%, 02/19/2043	9,375	8,462
2.950%, 02/19/2023	3,630	3,421

		234,658

Utilities — 12.5%
AGL Capital
6.375%, 07/15/2016	100	112
5.875%, 03/15/2041	2,000	2,383
4.400%, 06/01/2043	1,825	1,776
3.500%, 09/15/2021	68	69
Alabama Power
5.200%, 06/01/2041	155	174
5.125%, 02/15/2019	195	219
Ameren Illinois
4.800%, 12/15/2043	2,228	2,388
American Transmission Systems
5.250%, 01/15/2022 (A)	1,135	1,229
Appalachian Power
7.000%, 04/01/2038	600	773
6.700%, 08/15/2037	50	61
5.800%, 10/01/2035	125	142
4.600%, 03/30/2021	605	664
Arizona Public Service
8.750%, 03/01/2019	1,005	1,293
5.050%, 09/01/2041	50	54
4.500%, 04/01/2042	12	12
Baltimore Gas & Electric
6.350%, 10/01/2036	125	154
5.200%, 06/15/2033	1,620	1,714
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,325
Bruce Mansfield Unit
6.850%, 06/01/2034	3,632	3,922
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,283
4.500%, 01/15/2021	40	43
Centrica
5.375%, 10/16/2043 (A)	1,965	2,015
Cleco Power
6.000%, 12/01/2040	1,690	1,969
Commonwealth Edison
4.700%, 01/15/2044	1,195	1,253
Connecticut Light & Power
2.500%, 01/15/2023	1,200	1,128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Edison of New York
6.750%, 04/01/2038	$1,915	$2,549
6.200%, 06/15/2036	65	80
5.850%, 04/01/2018	180	209
5.700%, 06/15/2040	40	48
5.500%, 12/01/2039	75	87
3.950%, 03/01/2043	3,030	2,833
Dominion Gas Holdings
4.800%, 11/01/2043 (A)	995	1,014
Dominion Resources
5.950%, 06/15/2035	40	46
5.250%, 08/01/2033	5,765	6,300
4.900%, 08/01/2041	2,885	2,917
4.050%, 09/15/2042	1,000	887
DTE Electric
3.950%, 06/15/2042	80	75
3.900%, 06/01/2021	30	32
DTE Energy
6.375%, 04/15/2033	120	145
Duke Energy
3.950%, 10/15/2023	3,285	3,367
3.050%, 08/15/2022	3,380	3,296
2.150%, 11/15/2016	25	26
Duke Energy Carolinas
6.450%, 10/15/2032	110	137
6.100%, 06/01/2037	2,010	2,426
5.300%, 02/15/2040	5,760	6,590
4.000%, 09/30/2042	5,445	5,207
3.550%, 09/15/2021	17	17
Duke Energy Carolinas LLC
3.900%, 06/15/2021	50	54
Duke Energy Florida
6.400%, 06/15/2038	360	468
Duke Energy Indiana
6.350%, 08/15/2038	3,255	4,190
4.900%, 07/15/2043	1,330	1,442
Duke Energy Progress
4.100%, 05/15/2042	750	727
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,790
El Paso Electric
3.300%, 12/15/2022	925	883
Electricite de France
6.000%, 01/22/2114 (A)	10,445	10,843
5.250%, 12/29/2049 (A) (C)	720	725
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,085
Enel Finance International
6.000%, 10/07/2039 (A)	680	693
Entergy Louisiana
4.440%, 01/15/2026	1,420	1,510
Exelon
5.625%, 06/15/2035	500	528
Exelon Generation
6.250%, 10/01/2039	5,580	6,017
5.750%, 10/01/2041	5,465	5,629
5.600%, 06/15/2042	4,325	4,395
5.200%, 10/01/2019	100	110

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy, Ser C
7.375%, 11/15/2031	$3,058	$3,521
Florida Power & Light
5.960%, 04/01/2039	2,390	2,979
5.690%, 03/01/2040	4,163	5,014
5.650%, 02/01/2037	1,000	1,185
4.050%, 06/01/2042	1,250	1,202
3.800%, 12/15/2042	2,215	2,048
Georgia Power
5.650%, 03/01/2037	105	119
5.400%, 06/01/2040	8,270	9,290
4.750%, 09/01/2040	30	31
4.300%, 03/15/2042	7,325	7,052
4.300%, 03/15/2043	600	579
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	750	826
Indiana Michigan Power
6.050%, 03/15/2037	280	318
Indianapolis Power & Light (A)
6.050%, 10/01/2036	710	828
4.875%, 11/01/2041	1,290	1,297
4.650%, 06/01/2043	4,350	4,223
International Transmission
4.625%, 08/15/2043 (A)	1,000	1,034
ITC Holdings
5.300%, 07/01/2043	1,210	1,268
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	450	468
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	2,045	2,090
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,142
Kentucky Utilities
5.125%, 11/01/2040	2,425	2,717
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,001	4,726
Louisville Gas & Electric
4.650%, 11/15/2043	3,150	3,298
Massachusetts Electric
5.900%, 11/15/2039 (A)	70	83
MidAmerican Energy MTN
6.750%, 12/30/2031	475	616
5.800%, 10/15/2036	856	1,028
MidAmerican Energy Holdings
6.500%, 09/15/2037	4,125	5,150
6.125%, 04/01/2036	7,815	9,363
5.950%, 05/15/2037	245	287
5.150%, 11/15/2043 (A)	2,085	2,232
Monongahela Power
5.400%, 12/15/2043 (A)	6,075	6,673
Nevada Power
6.650%, 04/01/2036	100	129
NextEra Energy Capital Holdings
6.000%, 03/01/2019	1,530	1,756
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,842

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nisource Finance
5.950%, 06/15/2041	$220	$244
5.800%, 02/01/2042	900	976
4.800%, 02/15/2044	3,855	3,697
Northeast Utilities
2.800%, 05/01/2023	1,335	1,258
Northern States Power
6.250%, 06/01/2036	1,176	1,495
6.200%, 07/01/2037	2,500	3,183
3.400%, 08/15/2042	645	557
2.600%, 05/15/2023	1,760	1,662
Oglethorpe Power
5.375%, 11/01/2040	1,745	1,913
5.250%, 09/01/2050	65	70
4.200%, 12/01/2042	4,000	3,724
Oncor Electric Delivery
7.000%, 09/01/2022	175	218
6.800%, 09/01/2018	35	42
5.300%, 06/01/2042	4,974	5,499
5.250%, 09/30/2040	4,050	4,395
4.550%, 12/01/2041	4,760	4,800
4.100%, 06/01/2022	2,150	2,252
ONE Gas
4.658%, 02/01/2044 (A)	1,500	1,555
Pacific Gas & Electric
6.250%, 03/01/2039	4,340	5,260
6.050%, 03/01/2034	5,675	6,738
5.800%, 03/01/2037	1,205	1,402
5.125%, 11/15/2043	30	32
4.600%, 06/15/2043	3,300	3,291
3.250%, 09/15/2021	18	18
PacifiCorp
6.250%, 10/15/2037	1,085	1,369
6.000%, 01/15/2039	1,920	2,389
4.100%, 02/01/2042	1,205	1,163
Peco Energy
4.800%, 10/15/2043	1,505	1,618
Pennsylvania Electric
6.150%, 10/01/2038	3,600	4,025
6.050%, 09/01/2017	50	56
Piedmont Natural Gas
4.650%, 08/01/2043	830	852
Pipeline Funding LLC
7.500%, 01/15/2030 (A)	3,725	4,570
Potomac Electric Power
4.950%, 11/15/2043	950	990
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,242
PPL Energy Supply
4.600%, 12/15/2021	100	100
Progress Energy
7.050%, 03/15/2019	1,720	2,084
4.400%, 01/15/2021	25	27
PSEG Power
5.125%, 04/15/2020	50	55
4.300%, 11/15/2023	2,155	2,205
4.150%, 09/15/2021	127	132
PSEG Power LLC
8.625%, 04/15/2031	1,643	2,314

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Electric & Gas MTN
3.750%, 03/15/2024	$2,150	$2,228
3.650%, 09/01/2042	1,770	1,578
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,512
3.950%, 03/15/2043	5,440	5,155
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	130	157
San Diego Gas & Electric
6.000%, 06/01/2026	625	768
Saudi Electricity Global Sukuk 2
5.060%, 04/08/2043 (A)	1,700	1,587
Sempra Energy
9.800%, 02/15/2019	50	67
6.000%, 10/15/2039	4,045	4,798
South Carolina Electric & Gas
5.450%, 02/01/2041	605	701
Southern California Edison
6.000%, 01/15/2034	175	216
5.950%, 02/01/2038	510	627
5.500%, 03/15/2040	70	82
4.650%, 10/01/2043	10,015	10,535
4.050%, 03/15/2042	6,405	6,119
Southern California Gas
3.750%, 09/15/2042	1,730	1,591
Southern Power
5.250%, 07/15/2043	1,235	1,304
5.150%, 09/15/2041	70	74
Southwestern Electric Power
6.200%, 03/15/2040	3,369	3,918
Southwestern Public Service
8.750%, 12/01/2018	40	52
4.500%, 08/15/2041	1,965	1,997
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,000	2,487
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,231
Union Electric
8.450%, 03/15/2039	2,930	4,672
Virginia Electric and Power
8.875%, 11/15/2038	235	378
6.350%, 11/30/2037	630	797
4.650%, 08/15/2043	2,530	2,635
4.450%, 02/15/2044	1,605	1,619
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		335,335

Total Corporate Obligations (Cost $2,490,672) ($ Thousands)		2,495,483

MUNICIPAL BONDS — 2.6%
Arizona, Health Facilities Authority, Ser B Callable 01/01/17 @ 100
0.975%, 01/01/2037 (C)	800	623
City of Chicago, GO
6.257%, 01/01/2040	1,280	1,248

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City of Chicago Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	$2,040	$2,340
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,395	4,098
City of New York, GO
5.985%, 12/01/2036	1,175	1,376
City of San Francisco, Public Utilities Commission Water Revenue, RB
6.000%, 11/01/2040	620	740
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	400	478
Commonwealth of Massachusetts, GO Callable 05/01/17 @ 100
0.729%, 05/01/2037 (C)	1,250	1,097
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	3,280	3,537
Illinois, Finance Authority, RB
4.000%, 06/01/2047	1,475	1,256
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	2,280	2,753
La Paz County, Industrial Development Auhority, RB
7.000%, 03/01/2034	1,535	1,453
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	634
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,096
Michigan State University, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	850	950
Municipal Electric Authority of Georgia, RB
7.055%, 04/01/2057	1,800	1,892
6.637%, 04/01/2057	4,770	5,354
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	550	780
New York City, Municipal Water Finance Authority, RB
6.011%, 06/15/2042	750	928
New York City, Build America Project, GO
5.206%, 10/01/2031	750	807
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	570	750
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	1,685	1,819

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	$20	$19
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	1,375	1,465
Port Authority of New York & New Jersey, Build America Project, RB
4.926%, 10/01/2051	245	251
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	1,500	1,386
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,150	2,483
State of California, Build America Project, GO
7.500%, 04/01/2034	2,545	3,454
7.300%, 10/01/2039	800	1,076
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,586
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	900	1,052
State of Illinois, GO
7.100%, 07/01/2035	1,000	1,111
5.100%, 06/01/2033	450	442
State of New York, Build America Project, RB
5.770%, 03/15/2039	5,170	6,012
State of Oregon, GO
5.892%, 06/01/2027	835	986
State of Texas, Ser A, GO
4.631%, 04/01/2033	1,500	1,609
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,730	1,974
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/2039	815	936
University of California, Build America Project, RB
5.770%, 05/15/2043	250	294
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/2112	5,260	4,919
University of Texas, Build America Project, RB
6.276%, 08/15/2041	60	66
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	483

Total Municipal Bonds (Cost $67,102) ($ Thousands)		68,613

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Tennessee Valley Authority
5.375%, 04/01/2056	$4,650	$5,127
3.500%, 12/15/2042	2,525	2,140

Total U.S. Government Agency Obligations (Cost $8,613) ($ Thousands)		7,267

SOVEREIGN DEBT — 0.2%
International Bank for Reconstruction & Development MTN
3.541%, 10/31/2030 (B)	2,605	1,266
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,425	3,013
Republic of Colombia
5.625%, 02/26/2044	600	613

Total Sovereign Debt (Cost $5,239) ($ Thousands)		4,892

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	563	575

Total Asset-Backed Security (Cost $563) ($ Thousands)		575

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills
0.062%, 03/20/2014 (B) (E)	755	755
U.S. Treasury Bonds
3.750%, 11/15/2043	28,575	29,423
3.625%, 08/15/2043	8,465	8,521
2.750%, 11/15/2042	4,490	3,800
U.S. Treasury Notes
2.750%, 02/15/2024	5,610	5,654
1.500%, 01/31/2019	3,510	3,511
U.S. Treasury STRIPS
3.937%, 05/15/2043 (B)	4,365	1,437

Total U.S. Treasury Obligations (Cost $51,524) ($ Thousands)		53,101

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	23,624,142	23,624

Total Cash Equivalent (Cost $23,624) ($ Thousands)		$23,624

Total Investments — 98.6% (Cost $2,647,337) ($ Thousands) ††		$2,653,555

15	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2014

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(109)	Jun-2014	$20
U.S. 10-Year Treasury Note	61	Jun-2014	11
U.S. 10-Year Treasury Note	(594)	Mar-2014	(281)
U.S. 2-Year Treasury Note	(919)	Jun-2014	25
U.S. 5-Year Treasury Note	(206)	Jul-2014	(34)
U.S. 5-Year Treasury Note	58	Jul-2014	19
U.S. Long Treasury Bond	248	Jun-2014	434
U.S. Ultra Long Treasury Bond	638	Jun-2014	1,428

			$1,622

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,692,685 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $2,647,337 ($ Thousands), and the unrealized appreciation and depreciation were $73,039 ($ Thousands) and $(66,821) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2014. The date reported on the Schedule of Investments is the final maturity date.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2014. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

STRIPS — Seperately Traded Registered Interest and Principal Securities

The following is a summary of the inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,495,483	$—	$2,495,483
Municipal Bonds	—	68,613	—	68,613
U.S. Government Agency Obligations	—	7,267	—	7,267
Sovereign Debt	—	4,892	—	4,892
Asset-Backed Security	—	575	—	575
U.S. Treasury Obligations	—	53,101	—	53,101
Cash Equivalent	23,624	—	—	23,624

Total Investments in Securities	$23,624	$2,629,931	$—	$2,653,555

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,937	$—	$—	$1,937
Unrealized Depreciation	(315)	—	—	(315)

Total Other Financial Instruments $	1,622	$—	$—	$1,622

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 40.1%

Consumer Discretionary — 2.8%
Amazon.com
0.650%, 11/27/2015	$825	$826
Autozone
1.300%, 01/13/2017	1,250	1,253
Comcast
5.850%, 11/15/2015	350	381
CVS Caremark
1.200%, 12/05/2016	825	830
DIRECTV Holdings LLC
3.550%, 03/15/2015	650	668
Hasbro
6.125%, 05/15/2014	300	303
Hyundai Capital America
1.625%, 10/02/2015 (A)	870	879
Maytag MTN
6.450%, 08/15/2014	1,300	1,334
NBCUniversal Enterprise (A) (B)
0.924%, 04/15/2018	1,400	1,406
0.776%, 04/15/2016	765	767
NBCUniversal Media LLC
2.100%, 04/01/2014	1,608	1,610
Newell Rubbermaid
2.000%, 06/15/2015	700	710
Thomson Reuters
0.875%, 05/23/2016	1,250	1,248
Time Warner Cable
7.500%, 04/01/2014	1,680	1,689
5.850%, 05/01/2017	950	1,075
TRW Automotive
7.250%, 03/15/2017 (A)	940	1,074
Viacom
1.250%, 02/27/2015	590	593
Whirlpool
1.350%, 03/01/2017	1,055	1,057

		17,703

Consumer Staples — 2.8%
Anheuser-Busch InBev Finance
0.639%, 02/01/2019 (B)	1,500	1,499
Anheuser-Busch InBev Worldwide
4.125%, 01/15/2015	1,200	1,238
BAT International Finance
1.400%, 06/05/2015 (A)	1,365	1,379
ConAgra Foods
1.300%, 01/25/2016	1,250	1,261
General Mills
0.536%, 01/29/2016 (B)	1,250	1,251
Heineken
0.800%, 10/01/2015 (A)	390	391
Kellogg
0.467%, 02/13/2015 (B)	1,000	1,000
Kimberly-Clark
0.356%, 05/15/2016 (B)	1,390	1,392
Kraft Foods Group
1.625%, 06/04/2015	750	760
Kroger
0.804%, 10/17/2016 (B)	1,500	1,502
Mondelez International
0.776%, 02/01/2019 (B)	1,500	1,494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PepsiCo
0.436%, 07/30/2015 (B)	$1,720	$1,723
Philip Morris International
2.500%, 05/16/2016	750	781
Reynolds American
1.050%, 10/30/2015	310	311
SABMiller Holdings
0.928%, 08/01/2018 (A) (B)	750	754
Wm. Wrigley Jr.
3.700%, 06/30/2014 (A)	1,000	1,010

		17,746

Energy — 1.8%
BP Capital Markets
0.747%, 05/10/2018 (B)	1,500	1,498
Devon Energy
0.784%, 12/15/2016 (B)	1,450	1,451
Petrobras Global Finance
1.855%, 05/20/2016 (B)	2,800	2,765
Schlumberger Norge
1.250%, 08/01/2017 (A)	205	204
Shell International Finance BV
0.446%, 11/15/2016 (B)	1,670	1,672
Statoil
0.697%, 11/08/2018 (B)	1,150	1,157
Total Capital Canada
0.619%, 01/15/2016 (B)	1,810	1,821
TransCanada Pipelines
0.750%, 01/15/2016	1,175	1,176

		11,744

Financials — 24.4%
Abbey National Treasury Services
3.875%, 11/10/2014 (A)	1,400	1,432
ABN AMRO Bank
1.039%, 10/28/2016 (A) (B)	850	854
American Express
0.826%, 05/22/2018 (B)	1,000	1,001
American Express Centurion Bank
0.689%, 11/13/2015 (B)	1,210	1,216
American Express Credit
0.746%, 07/29/2016 (B)	775	782
American Honda Finance MTN (A)
1.000%, 08/11/2015	1,243	1,252
0.609%, 05/26/2016 (B)	2,600	2,612
Australia & New Zealand Banking Group (B)
0.796%, 05/15/2018	625	627
0.620%, 01/10/2017 (A)	900	901
Bank of America
1.500%, 10/09/2015	1,615	1,632
1.279%, 01/15/2019 (B)	1,000	1,010
1.250%, 01/11/2016	850	856
Bank of Montreal MTN (B)
0.842%, 04/09/2018	1,000	1,004
0.759%, 07/15/2016	525	528
0.498%, 09/24/2015	1,050	1,052
Bank of New York Mellon MTN (B)
0.676%, 03/06/2018	700	700
0.469%, 03/04/2016	1,150	1,148

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Nova Scotia
1.850%, 01/12/2015	$2,295	$2,325
0.950%, 03/15/2016	500	503
0.759%, 07/15/2016 (B)	1,500	1,508
0.683%, 09/11/2015 (B)	625	628
Bank of Tokyo-Mitsubishi UFJ (A) (B)
0.852%, 09/09/2016	500	502
0.687%, 02/26/2016	750	751
Barclays Bank
6.050%, 12/04/2017 (A)	1,500	1,697
0.815%, 02/17/2017 (B)	1,300	1,303
BB&T MTN (B)
1.103%, 06/15/2018	890	900
0.897%, 02/01/2019	800	800
BNP Paribas MTN (B)
2.995%, 12/20/2014	1,530	1,562
0.832%, 12/12/2016	3,930	3,942
BPCE MTN
1.084%, 02/10/2017 (B)	1,000	1,003
Branch Banking & Trust
0.668%, 12/01/2016 (B)	2,130	2,135
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	529
0.757%, 07/18/2016 (B)	1,300	1,308
Capital One
0.696%, 03/22/2016 (B)	1,250	1,251
Capital One Bank USA
1.150%, 11/21/2016	800	801
Capital One Financial
1.389%, 07/15/2014 (B)	2,126	2,132
CDP Financial
3.000%, 11/25/2014 (A)	1,000	1,019
Citigroup
1.250%, 01/15/2016	2,800	2,817
0.916%, 11/15/2016 (B)	1,000	1,005
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.723%, 03/18/2016 (B)	1,000	1,006
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
2.125%, 10/13/2015	1,940	1,993
Credit Agricole
1.096%, 10/03/2016 (A) (B)	2,025	2,037
Credit Agricole Home Loan SFH
0.987%, 07/21/2014 (A) (B)	800	802
Credit Suisse NY
0.651%, 12/07/2015 (B)	1,500	1,501
Credit Suisse USA
5.375%, 03/02/2016	890	969
Daimler Finance North America LLC (A) (B)
1.250%, 01/11/2016	1,945	1,959
1.098%, 08/01/2018	800	804
0.918%, 08/01/2016	2,010	2,021
Danske Bank
1.292%, 04/14/2014 (A) (B)	775	776
Deutsche Bank
0.847%, 02/13/2017 (B)	1,250	1,255
ERAC USA Finance LLC
1.400%, 04/15/2016 (A)	335	338

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Export-Import Bank of Korea
0.992%, 01/14/2017 (B)	$1,000	$1,007
Fifth Third Bank (B)
0.746%, 11/18/2016	1,300	1,302
0.647%, 02/26/2016	1,320	1,322
Ford Motor Credit LLC (B)
1.487%, 05/09/2016	1,170	1,190
General Electric Capital (B)
1.277%, 07/02/2015	1,635	1,654
1.107%, 05/09/2016	625	633
0.957%, 04/02/2018	500	505
Goldman Sachs Group (B)
3.625%, 02/07/2016	1,400	1,470
1.436%, 04/30/2018	875	886
1.336%, 11/15/2018	1,375	1,386
1.239%, 11/21/2014	810	814
0.742%, 01/12/2015	1,170	1,172
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (A)	750	793
HSBC Bank
4.625%, 04/01/2014	1,200	1,204
0.876%, 05/15/2018 (A) (B)	650	652
ING Bank
1.886%, 09/25/2015 (A) (B)	2,790	2,850
ING US
2.900%, 02/15/2018	650	672
International Lease Finance
6.500%, 09/01/2014 (A)	850	873
Intesa Sanpaolo
3.125%, 01/15/2016	650	667
John Deere Capital
0.532%, 10/11/2016 (B)	725	727
JPMorgan Chase (B)
1.139%, 01/25/2018	675	681
0.865%, 01/28/2019	1,000	997
0.854%, 02/26/2016	2,330	2,342
KeyBank
0.725%, 11/25/2016 (B)	1,490	1,493
Korea Development Bank
0.862%, 01/22/2017 (B)	2,400	2,403
Lloyds TSB Bank MTN
4.375%, 01/12/2015 (A)	821	847
Macquarie Group
1.236%, 01/31/2017 (A) (B)	1,000	999
Manufacturers & Traders Trust (B)
0.611%, 01/30/2017	900	898
0.542%, 03/07/2016	1,210	1,208
MetLife Institutional Funding II
0.613%, 01/06/2015 (A) (B)	1,630	1,635
Metropolitan Life Global Funding I (A)
1.700%, 06/29/2015	1,000	1,014
1.500%, 01/10/2018	740	727
Morgan Stanley (B)
1.485%, 02/25/2016	3,020	3,065
1.087%, 01/24/2019	750	751
National Rural Utilities Cooperative Finance MTN
0.536%, 11/23/2016 (B)	2,970	2,974
New York Life Global Funding
0.587%, 05/23/2016 (A) (B)	1,750	1,760

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Motor Acceptance (A)
4.500%, 01/30/2015	$835	$864
0.946%, 09/26/2016 (B)	1,635	1,644
0.787%, 03/03/2017 (B)	615	615
Nordea Bank
0.697%, 05/13/2016 (A) (B)	900	903
PACCAR Financial MTN (B)
0.836%, 12/06/2018	770	775
0.507%, 02/08/2016	1,000	1,002
Pentair Finance
1.350%, 12/01/2015	345	348
PNC Bank
0.800%, 01/28/2016	1,000	1,004
0.556%, 04/29/2016 (B)	1,730	1,731
Pricoa Global Funding I (A)
5.450%, 06/11/2014	1,271	1,288
1.150%, 11/25/2016	800	801
Principal Life Global Funding II (A)
1.125%, 02/24/2017	550	548
1.000%, 12/11/2015	850	853
0.867%, 07/09/2014 (B)	400	401
0.604%, 05/27/2016 (B)	1,030	1,032
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	540	543
Prudential Financial MTN
5.100%, 09/20/2014	479	491
1.016%, 08/15/2018 (B)	1,250	1,252
Royal Bank of Canada MTN
1.200%, 01/23/2017	500	503
0.850%, 03/08/2016	2,280	2,287
0.567%, 01/23/2017 (B)	1,000	1,000
Royal Bank of Scotland Group
2.550%, 09/18/2015	295	302
SLM MTN
3.875%, 09/10/2015	400	414
Societe Generale
1.327%, 10/01/2018 (B)	1,000	1,005
Sumitomo Mitsui Banking
1.350%, 07/18/2015	650	657
0.670%, 01/10/2017 (B)	1,500	1,504
SunTrust Bank
0.677%, 02/15/2017 (B)	1,000	997
Svenska Handelsbanken
0.716%, 09/23/2016 (B)	1,500	1,507
Toronto-Dominion Bank MTN (B)
0.702%, 09/09/2016	850	853
0.416%, 05/01/2015	1,405	1,407
Toyota Motor Credit
0.526%, 05/17/2016 (B)	2,760	2,771
Travelers
6.250%, 06/20/2016	2,000	2,245
UBS MTN
5.875%, 07/15/2016	1,000	1,111
Union Bank
0.996%, 09/26/2016 (B)	400	404
USAA Capital
3.500%, 07/17/2014 (A)	450	455
Ventas Realty ‡
1.550%, 09/26/2016	750	758

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen International Finance
0.678%, 11/18/2016 (A) (B)	$2,760	$2,763
Wells Fargo MTN
1.500%, 07/01/2015	750	760
0.867%, 04/23/2018 (B)	1,250	1,258
0.767%, 07/20/2016 (B)	2,270	2,278
Western Union
2.375%, 12/10/2015	145	149
1.234%, 08/21/2015 (B)	625	629
Westpac Banking
0.848%, 01/17/2019 (B)	1,500	1,503

		155,677

Health Care — 1.7%
AbbVie
1.200%, 11/06/2015	700	707
Baxter International
0.413%, 12/11/2014 (B)	1,300	1,302
Express Scripts Holding
2.750%, 11/21/2014	1,550	1,575
GlaxoSmithKline Capital
0.700%, 03/18/2016	2,050	2,052
McKesson
0.950%, 12/04/2015	395	396
Merck
0.426%, 05/18/2016 (B)	1,500	1,505
Mylan
1.350%, 11/29/2016	950	954
Perrigo
1.300%, 11/08/2016 (A)	265	266
Providence Health & Services Obligated Group
1.047%, 10/01/2016 (B)	1,450	1,442
Thermo Fisher Scientific
1.300%, 02/01/2017	415	415
WellPoint
1.250%, 09/10/2015	211	213

		10,827

Industrials — 1.7%
Air Lease
4.500%, 01/15/2016	1,000	1,055
Canadian National Railway
0.437%, 11/06/2015 (B)	1,970	1,971
Caterpillar Financial Services MTN
0.466%, 03/03/2017 (B)	1,500	1,501
GATX
1.250%, 03/04/2017	525	525
General Electric
0.850%, 10/09/2015	2,995	3,013
Penske Truck Leasing
2.500%, 07/11/2014 (A)	85	86
Precision Castparts
0.700%, 12/20/2015	235	236
Rockwell Collins
0.593%, 12/15/2016 (B)	2,305	2,309

		10,696

Information Technology — 1.0%
Dell
0.847%, 04/01/2014 (B)	500	499

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hewlett-Packard
3.000%, 09/15/2016	$1,200	$1,255
1.182%, 01/14/2019 (B)	1,000	1,002
0.638%, 05/30/2014 (B)	775	776
TSMC Global
0.950%, 04/03/2016 (A)	550	544
Xerox
1.059%, 05/16/2014 (B)	1,963	1,965

		6,041

Materials — 1.5%
Glencore Funding LLC
1.394%, 05/27/2016 (A) (B)	1,350	1,346
Monsanto
0.436%, 11/07/2016 (B)	2,440	2,445
Rio Tinto Finance USA
8.950%, 05/01/2014	1,000	1,013
1.084%, 06/17/2016 (B)	2,260	2,280
Xstrata Finance Canada
2.050%, 10/23/2015 (A)	1,750	1,773
Yara International
5.250%, 12/15/2014 (A)	450	464

		9,321

Telecommunication Services — 1.2%
AT&T
0.619%, 02/12/2016 (B)	2,850	2,855
BellSouth
5.200%, 09/15/2014	361	370
British Telecommunications
1.250%, 02/14/2017	655	657
Verizon Communications (B)
1.993%, 09/14/2018	935	980
1.773%, 09/15/2016	1,310	1,346
0.436%, 03/06/2015 (A)	1,550	1,549

		7,757

Utilities — 1.2%
Dominion Gas Holdings LLC
1.050%, 11/01/2016 (A)	1,000	999
Dominion Resources
1.800%, 03/15/2014	1,050	1,050
Duke Energy Indiana
0.592%, 07/11/2016 (B)	385	385
Georgia Power
0.636%, 08/15/2016 (B)	1,700	1,701
0.625%, 11/15/2015	2,700	2,703
NextEra Energy Capital Holdings
1.339%, 09/01/2015	900	908

		7,746

Total Corporate Obligations (Cost $254,265) ($ Thousands)		255,258

ASSET-BACKED SECURITIES — 34.7%

Automotive — 21.4%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (A)	410	415
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	675	676

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2012-5, Cl A3
0.620%, 03/15/2017	$700	$701
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A2
0.510%, 12/22/2014	421	421
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A3
0.570%, 08/20/2015	2,920	2,922
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	1,675	1,679
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	1,600	1,604
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,145	1,146
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	565	565
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	1,565	1,574
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	1,650	1,663
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	1,480	1,489
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.605%, 02/15/2018 (B)	610	611
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	1,875	1,884
Ally Master Owner Trust, Ser 2013-2, Cl A
0.605%, 04/15/2018 (B)	1,425	1,428
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.625%, 01/15/2019 (B)	1,315	1,315
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (A)	340	340
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (A)	650	653
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (A)	649	649
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (A)	532	533
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	272	274

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	$158	$158
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl B
2.280%, 06/08/2016	1,045	1,050
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/2016	2,414	2,420
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	93	93
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	675	676
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	448	448
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	930	931
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	1,185	1,187
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.537%, 03/08/2017 (B)	330	330
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.705%, 03/15/2020 (A) (B)	911	912
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.455%, 01/15/2021 (A) (B)	1,489	1,487
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	585	585
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/2021 (A)	370	370
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (A)	2,460	2,461
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.534%, 03/21/2016 (B)	1,070	1,071
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	980	982
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	117	117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/2017	$765	$772
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	896
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	265	266
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	385	385
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	228
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/2016	229	229
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.408%, 04/07/2024 (A) (B)	1,011	1,019
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.915%, 11/07/2023 (A) (B)	2,716	2,725
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.608%, 05/07/2024 (A) (B)	1,058	1,057
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.615%, 01/07/2025 (A) (B)	880	880
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (A)	540	540
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	1,046	1,046
Credit Acceptance Auto Loan Trust, Ser 2011-1, Cl B
3.960%, 09/15/2019 (A)	1,030	1,049
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (A)	250	251
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (A)	560	561
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	660	661
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/15/2015 (A)	697	697
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (A)	744	745
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (A)	694	694
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (A)	2,480	2,479

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (A)	$920	$923
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	475	475
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	808	809
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (A)	738	742
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	397	397
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	1,863	1,869
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (A)	375	375
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A4
1.030%, 04/15/2015	1,425	1,427
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	2,695	2,697
Ford Credit Auto Lease Trust, Ser 2013-B, Cl A2B
0.425%, 01/15/2016 (B)	535	535
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	1,300	1,339
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	11	11
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	894
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,500	1,558
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	367	367
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A3
0.510%, 04/15/2017	1,000	1,001
Ford Credit Auto Owner Trust, Ser 2013-A, Cl A3
0.550%, 07/15/2017	1,094	1,095
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	1,075	1,077
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	205
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	875	894

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.540%, 01/15/2018 (B)	$2,335	$2,337
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.625%, 09/15/2018 (B)	655	657
GE Dealer Floorplan Master Note Trust, Ser 2011-1, Cl A
0.757%, 07/20/2016 (B)	2,525	2,529
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.724%, 02/20/2017 (B)	2,678	2,687
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.644%, 06/20/2017 (B)	3,935	3,947
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.597%, 10/20/2017 (B)	2,895	2,901
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	279	279
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	1,784	1,786
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	1,000	1,000
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.711%, 12/10/2027 (A) (B)	845	847
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.207%, 12/10/2027 (A) (B)	1,650	1,656
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (A)	418	423
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	84	84
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	585	586
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A3
0.480%, 11/21/2016	375	375
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	545	546
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	425	433
Hyundai Auto Receivables Trust, Ser 2012-C, Cl A3
0.530%, 04/17/2017	675	676
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	2,200	2,218
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/2014	113	113

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	$965	$966
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	985	986
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	18	18
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	985	986
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
0.610%, 11/15/2015	1,345	1,345
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	500	501
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.425%, 11/15/2016 (A) (B)	2,050	2,050
Motor PLC, Ser 2013-1, Cl A1
0.656%, 02/25/2021 (A) (B)	744	744
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	78	78
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	151	151
Nissan Auto Lease Trust, Ser 2013-B, Cl A2B
0.425%, 01/15/2016 (B)	410	410
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	390	390
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	1,000	1,001
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	615	615
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A2
0.400%, 06/15/2016	650	650
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.625%, 05/15/2017 (B)	3,245	3,256
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (A)	399	399
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (A)	665	667
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	2,111	2,118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust
1.830%, 03/15/2017	$1,500	$1,517
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	742	753
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	1,175	1,236
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	154	155
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,200	1,202
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	865	866
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.535%, 04/17/2017 (B)	935	936
Santander Drive Auto Receivables Trust, Ser 2014-1
0.660%, 07/17/2017	565	565
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (A)	280	280
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	280	280
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	1,248	1,250
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A3
0.840%, 11/20/2015	365	366
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/2018	1,595	1,595
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/2017	1,000	1,009
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (A)	960	962
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	605	605
Westlake Automobile Receivables Trust, Ser 2013- 1A, Cl A2
1.120%, 01/15/2018 (A)	745	746

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2012-B, Cl A3
0.610%, 06/15/2017	$700	$701
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	2,072	2,076
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.475%, 05/16/2016 (B)	420	420
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.505%, 02/15/2018 (A) (B)	2,105	2,108

		136,729

Credit Cards — 6.1%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	725	727
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	567
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	456
BA Credit Card Trust, Ser 2014- A1, Cl A
0.540%, 06/15/2021 (B)	1,495	1,495
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.510%, 12/16/2019 (B)	805	805
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.335%, 02/15/2019 (B)	1,155	1,154
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	900	900
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	1,165	1,170
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	3,480	3,487
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.575%, 07/15/2020 (B)	1,350	1,354
Chase Issuance Trust, Ser 2013-A9, Cl A
0.575%, 11/16/2020 (B)	1,500	1,503
Chase Issuance Trust, Ser 2014-A1, Cl A
1.150%, 01/15/2019	975	979
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/2018	3,500	3,510

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12
0.466%, 11/07/2018 (B)	$1,100	$1,101
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	1,490	1,507
Citibank Credit Card Issuance Trust, Ser 2013-A8, Cl A8
0.307%, 12/12/2016 (B)	1,600	1,600
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	1,035	1,035
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/2018 (A)	700	715
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.905%, 08/15/2018 (A) (B)	1,000	1,011
Citibank Omni Master Trust, Ser 2009-A17, Cl A17
4.900%, 11/15/2018 (A)	2,250	2,321
Discover Card Execution Note Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	550	552
Discover Card Execution Note Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	302
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.335%, 10/15/2018 (B)	1,115	1,114
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.310%, 08/15/2017 (B)	425	425
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	1,215	1,216
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.495%, 07/16/2018 (B)	360	361
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/2017	740	757
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.610%, 07/17/2017 (A) (B)	765	767
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	675	676
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.585%, 09/15/2018 (A) (B)	1,120	1,123
Gracechurch Card Funding, Ser 2012-1A, Cl A1
0.855%, 02/15/2017 (A) (B)	1,500	1,505
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.855%, 06/15/2017 (A) (B)	1,000	1,004
Master Credit Card Trust II, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	420	421

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Credit Card Trust II, Ser 2013-3A, Cl A
0.585%, 01/22/2018 (A) (B)	$1,175	$1,178

		38,798

Mortgage Related Securities — 0.9%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.496%, 01/25/2035 (B)	517	505
Bayview Financial Acquisition Trust, Ser 2004-D, Cl A
0.746%, 08/28/2044 (B)	332	331
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.447%, 01/20/2034 (B)	1,438	1,428
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.314%, 01/20/2036 (B)	2,159	2,115
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.304%, 03/20/2036 (B)	593	580
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.394%, 03/20/2036 (B)	884	858

		5,817

Other Asset-Backed Securities — 6.3%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.516%, 10/25/2034 (B)	1,151	1,126
Apidos CLO XII, Ser 2013-12A, Cl A
1.339%, 04/15/2025 (A) (B)	1,100	1,079
Atrium X, Ser 2013-10A, Cl A
1.357%, 07/16/2025 (A) (B)	1,165	1,147
Babson CLO, Ser 2013-IA, Cl A
1.337%, 04/20/2025 (A) (B)	1,200	1,179
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.396%, 04/18/2025 (A) (B)	325	321
Cent CLO 16, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	1,850	1,850
CIFC Funding, Ser 2013-1A, Cl A1
1.387%, 04/16/2025 (A) (B)	1,060	1,044
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	93	93
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	920	921
CNH Equipment Trust, Ser 2013-A, Cl A2
0.440%, 07/15/2016	274	274
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	795	795
Dryden Senior Loan Fund, Ser 2014-31A, Cl A
1.586%, 04/18/2026 (A) (B)	1,315	1,306

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	$100	$100
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	400	400
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (A)	29	29
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/2019	10	10
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	163	164
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	3,995	3,998
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	725	726
ING Investment Management, Ser 2014-1A, Cl A1
1.737%, 04/18/2026 (A) (B)	1,310	1,310
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	51	51
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	1,600	1,602
John Deere Owner Trust, Ser 2013-B, Cl A3
0.550%, 01/15/2016	540	540
JPMorgan Mortgage Acquisition, Ser 2005-FD1, Cl M1
0.646%, 07/25/2035 (B)	666	659
Katonah, Ser 2005-7A, Cl B
0.661%, 11/15/2017 (A) (B)	696	685
Limerock CLO, Ser 2014-2A, Cl A
1.735%, 04/18/2026 (A) (B)	1,250	1,249
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (A)	565	564
Madison Park Funding, Ser 2007-4A, Cl A1B
0.546%, 03/22/2021 (A) (B)	580	556
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.356%, 08/25/2036 (B)	745	723
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (A)	57	56
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC5, Cl M3
0.891%, 06/25/2035 (B)	284	281

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.378%, 08/26/2019 (B)	$291	$291
Neuberger Berman CLO Ltd.
0.000%, 04/15/2026	955	951
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (A)	313	313
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.358%, 07/17/2025 (A) (B)	1,000	983
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.357%, 04/20/2025 (A) (B)	690	679
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.157%, 04/20/2021 (A) (B)	976	973
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.010%, 12/16/2024 (A) (B)	501	503
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.339%, 01/25/2023 (B)	241	241
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.308%, 07/25/2023 (B)	3,726	3,714
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.319%, 04/25/2023 (B)	242	242
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.239%, 07/25/2017 (B)	476	474
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.249%, 10/25/2017 (B)	93	92
SLM Student Loan Trust, Ser 2007-7, Cl A2
0.439%, 01/25/2016 (B)	351	351
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.339%, 10/25/2016 (B)	105	105
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.789%, 10/25/2017 (B)	73	73
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.676%, 03/25/2026 (B)	409	410
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.160%, 10/15/2024 (A) (B)	159	160
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.358%, 11/25/2016 (B)	599	599
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.318%, 02/27/2017 (B)	1,549	1,549
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.316%, 02/27/2017 (B)	365	364
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.308%, 02/27/2017 (B)	721	720

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMS Student Loan Trust, Ser 1999-A, Cl A2
0.485%, 10/28/2029 (B)	$308	$308
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.435%, 04/28/2029 (B)	127	127

		39,935

Total Asset-Backed Securities (Cost $221,137) ($ Thousands)		221,279

MORTGAGE-BACKED SECURITIES — 16.2%

Agency Mortgage-Backed Obligations — 5.0%
FHLMC
4.000%, 05/01/2019 to 04/01/2020	2,642	2,817
FHLMC ARM (B)
2.375%, 05/01/2036	204	216
2.198%, 02/01/2022	234	250
2.165%, 02/01/2030	170	181
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/2023	3	3
FHLMC CMO, Ser 2003-2654, Cl OG
5.000%, 02/15/2032	28	28
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/2018	223	233
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	51	52
FHLMC CMO, Ser 2004-2890, Cl KC
4.500%, 02/15/2019	23	23
FHLMC CMO, Ser 2005-2931, Cl AM
4.500%, 07/15/2019	153	156
FHLMC CMO, Ser 2009-3558, Cl AW
4.750%, 08/15/2019	16	15
FHLMC CMO, Ser 2010-3634, Cl EA
4.000%, 11/15/2023	290	297
FNMA
6.000%, 01/01/2027 to 04/01/2040	800	890
5.000%, 04/01/2020 to 03/01/2025	1,339	1,452
4.500%, 05/01/2023	798	854
1.990%, 01/01/2017	425	425
1.940%, 01/01/2017	490	496
FNMA ARM (B)
2.340%, 01/01/2029	31	33
2.270%, 11/01/2023	55	58
2.245%, 11/01/2025	23	24
2.066%, 09/01/2024	154	162
2.044%, 05/01/2028	105	111
2.014%, 09/01/2024	62	64
1.250%, 11/01/2021	28	29
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	69	75

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2001-33, Cl FA
0.608%, 07/25/2031 (B)	$42	$42
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	1,035	1,090
FNMA CMO, Ser 2002-64, Cl FG
0.407%, 10/18/2032 (B)	47	47
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	259	274
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	194	202
FNMA CMO, Ser 2010-M3, Cl A1
2.587%, 03/25/2020	235	237
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	267	274
FNMA CMO, Ser 2011-6, Cl BA
2.750%, 06/25/2020	745	769
FNMA TBA
3.500%, 03/01/2041	3,850	4,070
3.000%, 03/25/2027	8,028	8,310
GNMA ARM
4.500%, 09/20/2039 (B)	469	487
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	321	334
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	967	1,014
GNMA CMO, Ser 2010-122, Cl A
1.897%, 01/16/2032	101	101
GNMA CMO, Ser 2010-43, Cl JA
3.000%, 09/20/2037	410	423
GNMA CMO, Ser 2010-61, Cl EA
5.000%, 09/20/2031	437	451
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	248	251
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.608%, 10/07/2020 (B)	743	747
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	18	18
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.533%, 11/06/2017 (B)	388	388
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.613%, 01/08/2020 (B)	883	888
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.563%, 02/06/2020 (B)	524	526

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.543%, 03/06/2020 (B)	$1,750	$1,755
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.542%, 05/07/2020 (B)	374	374

		32,016

Non-Agency Mortgage-Backed Obligations — 11.2%
Banc of America Commercial Mortgage Securities, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	1,280	1,339
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (B)	1,360	1,408
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-5, Cl A4
4.936%, 11/10/2041 (B)	736	743
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.737%, 07/25/2035 (B)	542	508
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.752%, 11/25/2035 (B)	66	62
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.572%, 02/25/2036 (B)	162	128
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.709%, 06/25/2035 (B)	216	194
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.708%, 08/25/2035 (B)	368	317
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A3
5.468%, 06/11/2041 (B)	230	231
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR5, Cl A5
4.978%, 07/11/2042 (B)	664	672
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/2041	193	196
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A3
5.116%, 02/11/2041 (B)	850	877
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	1,375	1,426
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/2042 (B)	1,691	1,744

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (B)	$925	$974
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/2041	1,548	1,568
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	450	461
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	349	348
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.688%, 09/25/2034 (B)	98	99
Citigroup Mortgage Loan Trust, Ser 2004-OPT1, Cl A2
0.876%, 10/25/2034 (B)	205	205
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.810%, 03/25/2036 (B)	330	283
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.428%, 01/25/2036 (B)	85	84
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	978	1,005
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	788	791
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	252	252
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	228	226
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	530	527
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	453	451
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	597	600
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/2044	454	456
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	610	612

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.698%, 02/25/2035 (B)	$48	$46
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.503%, 02/20/2036 (B)	283	232
Credit Suisse First Boston Mortgage Securities, Ser 2004-C3, Cl A5
5.113%, 07/15/2036 (B)	177	179
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	146	148
DBRR Trust, Ser 2012-EZ1, Cl A
0.946%, 09/25/2045 (A)	80	80
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	733	768
FDIC Commercial Mortgage Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A) (B)	590	590
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.718%, 02/25/2048 (A) (B)	291	292
Fosse Master Issuer, Ser 2011-1A, Cl A2
1.637%, 10/18/2054 (A) (B)	706	709
GE Capital Commercial Mortgage, Ser 2004-C3, Cl A4
5.189%, 07/10/2039 (B)	1,022	1,030
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.312%, 11/10/2045 (B)	1,495	1,585
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	47	47
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.967%, 11/19/2035 (B)	351	314
Granite Master Issuer, Ser 2006-3, Cl A4
0.234%, 12/20/2054 (B)	1,099	1,091
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/2044 (A)	222	225
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	306	305
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	711	750
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	433	435

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.839%, 07/25/2035 (B)	$417	$343
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.624%, 01/25/2036 (B)	503	462
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.854%, 05/25/2047 (B)	395	329
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.158%, 11/05/2030 (A) (B)	565	566
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
0.736%, 07/25/2034 (B)	684	681
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.918%, 01/25/2035 (B)	112	99
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.678%, 04/25/2035 (B)	123	114
Impac CMB Trust, Ser 2005-3, Cl A1
0.638%, 08/25/2035 (B)	114	98
Impac CMB Trust, Ser 2005-5, Cl A1
0.798%, 08/25/2035 (B)	92	81
Impac CMB Trust, Ser 2005-8, Cl 1A
0.418%, 02/25/2036 (B)	300	251
JPMorgan Chase Commercial Mortgage Securities Pass-Through, Ser 2004-C2, Cl A3
5.197%, 05/15/2041 (B)	159	159
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 08/15/2042 (B)	1,771	1,852
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.583%, 06/12/2041 (B)	1,031	1,044
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl A4
5.335%, 08/12/2037 (B)	1,174	1,214
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A4
4.738%, 07/15/2042	1,260	1,307
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	691	713
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (A)	698	718

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (A)	$202	$203
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	120	120
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	244	243
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	793	798
JPMorgan Chase Commercial Mortgage, Ser 2004-C3, Cl A5
4.878%, 01/15/2042	1,850	1,887
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.700%, 08/25/2035 (B)	235	227
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.561%, 05/25/2037 (B)	269	222
LB-UBS Commercial Mortgage Trust, Ser 2004-C6, Cl A6
5.020%, 08/15/2029 (B)	1,041	1,050
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A6
4.786%, 10/15/2029 (B)	448	452
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (B)	872	884
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A1A
4.475%, 10/15/2029	445	452
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.428%, 04/25/2035 (B)	119	114
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/2041 (B)	626	633
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (B)	841	894
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.153%, 06/25/2037 (B)	456	358
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	146	145
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A1
1.085%, 03/15/2045	736	738
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (B)	636	642

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/2041 (B)	$1,488	$1,500
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/2042	549	561
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	345	359
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	494	516
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	525	526
MortgageIT Trust, Ser 2005-5, Cl A1
0.418%, 12/25/2035 (B)	418	389
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	514	521
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.556%, 02/25/2035 (B)	138	138
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.416%, 04/25/2035 (B)	1,663	1,649
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.461%, 11/15/2038 (A) (B)	167	153
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.353%, 12/15/2039 (A) (B)	404	363
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.015%, 07/27/2037 (B)	330	275
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.427%, 01/20/2035 (B)	54	49
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.787%, 01/21/2055 (A) (B)	475	481
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	656	654
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.155%, 02/25/2024 (B)	395	396
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	392	389

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	$326	$325
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	827	822
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/2045	856	865
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A4
5.083%, 03/15/2042 (B)	1,598	1,641
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	625	644
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (B)	530	559
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.291%, 12/15/2044 (B)	1,050	1,114
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.393%, 03/25/2036 (B)	471	424
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	399	398
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	677	679
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 01/25/2035 (B)	219	222
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.632%, 07/25/2036 (B)	378	356
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.739%, 09/25/2036 (B)	261	243
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/2044 (A)	1,059	1,072
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (A)	825	835
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	1,076	1,074

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	$1,279	$1,284
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	1,984	1,978

		71,160

Total Mortgage-Backed Securities (Cost $102,777) ($ Thousands)		103,176

MUNICIPAL BONDS — 4.4%
City of Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/2015	1,840	1,843
City of Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/2016	590	594
City of El Paso, GO
1.049%, 08/15/2016	1,090	1,094
City of New York, Ser D-2, GO
3.250%, 12/01/2014	500	511
County of Hamilton, Ohio Sewer System Revenue, RB
0.803%, 12/01/2015	3,375	3,390
County of Harris, Ser C, RB
2.440%, 08/15/2015	1,420	1,456
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	1,165	1,173
Indiana Bond Bank, School Service Funding, Ser C, RB
0.589%, 07/15/2015	750	751
Irvine Ranch Water District Joint Powers Agency, RB
2.605%, 03/15/2014	550	550
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (B)	1,270	1,285
Maine Municipal Bond Bank, RB
1.068%, 06/01/2015	1,030	1,031
New Jersey State, Economic Development Authority, RB
1.059%, 03/01/2016	1,265	1,261
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,825
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	955	990
Oregon State, School Boards Association, Ser A, GO, NATL
1.107%, 06/30/2015 (C)	500	493
South Carolina State, Public Service Authority, Ser D, RB Callable 12/01/14 @ 100
1.030%, 06/01/2015 (B)	1,640	1,647
State of California, GO
5.450%, 04/01/2015	1,730	1,823
Suffolk County, Ser I, RB
1.500%, 08/14/2014	1,850	1,860

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington State, Housing Finance Commission, Ser B, RB, FNMA Callable 03/15/14 @ 100 (B)
0.110%, 06/15/2037	$805	$805
0.110%, 07/15/2038	1,085	1,085
Wisconsin General Fund, Ser A, RB
0.798%, 05/01/2015	1,420	1,428

Total Municipal Bonds (Cost $27,778) ($ Thousands)		27,895

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FFCB
0.730%, 08/15/2016	2,600	2,600
FHLB
1.300%, 08/14/2017	2,000	2,003
FHLMC
0.800%, 11/07/2016	1,500	1,502
FNMA
1.000%, 09/27/2016	730	730
0.750%, 12/19/2014 to 09/27/2016	3,225	3,232
0.500%, 07/02/2015	2,500	2,508
0.375%, 03/16/2015	2,000	2,004

Total U.S. Government Agency Obligations (Cost $14,581) ($ Thousands)		14,579

SOVEREIGN DEBT — 0.1%
European Investment Bank
1.125%, 08/15/2014	400	402

Total Sovereign Debt (Cost $402) ($ Thousands)		402

U. S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Notes
0.375%, 01/15/2016	2,500	2,504
0.250%, 02/15/2015	11,700	11,711
0.095%, 01/31/2016 (B)	14,500	14,494

Total U.S. Treasury Obligations (Cost $28,705) ($ Thousands)		28,709

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	3,762,344	3,762

Total Cash Equivalent (Cost $3,762) ($ Thousands)		3,762

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2014

Description	Face Amount ($Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 0.4% (D)
BNP Paribas
0.060%, dated 02/28/14, to be repurchased on 12/03/12, repurchase price $2,800,014 (collateralized by a U.S. Federal Home Loan, par value 2,654,801, 0.08%, 12/01/43; with total market value $2,856,000)	$2,800	$2,800

Total Repurchase Agreement (Cost $2,800) ($ Thousands)		2,800

Total Investments — 103.3% (Cost $656,207) ($ Thousands) ††		$657,860

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(73)	Jun-2014	$(11)
U.S. 2-Year Treasury Note	(7)	Jun-2014	—
U.S. 5-Year Treasury Note	(49)	Jul-2014	(6)
U.S. Long Treasury Bond	(3)	Jun-2014	(2)

			$(19)

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $637,006 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2014.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $656,207 ($ Thousands), and the unrealized appreciation and depreciation were $2,559 ($ Thousands) and $(906) ($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2014. The date reported on the Schedule of Investments is the final maturity date.
(C)	The rate reported is the effective yield at the time of purchase.

(D)	Tri-Party Repurchase Agreement

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of February 28, 2014, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$255,258	$—	$255,258
Asset-Backed Securities	—	221,279	—	221,279
Mortgage-Backed Securities	—	103,176	—	103,176
Municipal Bonds	—	27,895	—	27,895
U.S. Government Agency Obligations	—	14,579	—	14,579
Sovereign Debt	—	402	—	402
Cash Equivalent	3,762	—	—	3,762
U.S. Treasury Obligations	—	28,709	—	28,709
Repurchase Agreement	—	2,800	—	2,800

Total Investments in Securities	$3,762	$654,098	$—	$657,860

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(19)	$—	$—	$(19)

Total Other Financial Instruments	$(19)	$—	$—	$(19)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 93.1%

Argentina — 0.4%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)		1,267	$1,191
Republic of Argentina
7.000%, 10/03/2015		2,268	2,128
7.000%, 04/17/2017		969	832
6.000%, 03/31/2023 (B)		172	129
0.000%, 03/31/2023 (B) (C)		1,680	1,180

			5,460

Armenia — 0.1%
Republic of Armenia
6.000%, 09/30/2020		2,000	2,050

Azerbaijan — 0.3%
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		1,159	1,226
4.750%, 03/13/2023		2,881	2,722

			3,948

Belarus — 0.4%
Republic of Belarus
8.950%, 01/26/2018		4,170	4,233
8.750%, 08/03/2015		1,280	1,286

			5,519

Belize — 0.2%
Belize Government International Bond
5.000%, 02/20/2038 (D)		3,351	2,346

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024		2,150	2,157
4.138%, 01/03/2023 (A)		880	847

			3,004

Bolivia — 0.3%
Bolivian Government International Bond
5.950%, 08/22/2023		3,860	3,937
4.875%, 10/29/2022		300	288

			4,225

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (C)	DEM	1,333	758

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Brazil — 9.8%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	$110
6.500%, 06/10/2019 (A)		720	796
5.750%, 09/26/2023		330	335
5.500%, 07/12/2020		200	211
5.500%, 07/12/2020 (A)		400	421
Brazil Letras do Tesouro Nacional (H)
12.234%, 01/01/2018	BRL	15,850	4,315
12.145%, 01/01/2017	BRL	44,880	13,894
10.733%, 01/01/2015	BRL	9,300	3,644
10.264%, 01/01/2016	BRL	25,998	9,078
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		3,182	3,222
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		215	206
Brazil Notas do Tesouro Nacional Serie B
14.253%, 08/15/2020	BRL	5,660	5,741
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	31,470	12,790
10.000%, 01/01/2018	BRL	7,850	3,134
10.000%, 01/01/2021	BRL	26,279	9,986
10.000%, 01/01/2023	BRL	67,148	24,883
Caixa Economica Federal
4.500%, 10/03/2018		300	303
Centrais Eletricas Brasileiras
5.750%, 10/27/2021		400	394
Cosan Luxembourg
5.000%, 03/14/2023 (A)		300	274
ESAL GmbH
6.250%, 02/05/2023 (A)		296	275
Federal Republic of Brazil
10.125%, 05/15/2027		800	1,204
10.125%, 05/15/2027		2,138	3,218
8.875%, 04/15/2024		445	595
8.250%, 01/20/2034		8,176	10,567
7.125%, 01/20/2037		10,787	12,553
5.875%, 01/15/2019		436	495
4.875%, 01/22/2021		5,320	5,698
4.250%, 01/07/2025		7,699	7,410
2.625%, 01/05/2023 (E)		8,749	7,717
Hypermarcas
6.500%, 04/20/2021 (A)		200	214
Itau Unibanco Holding
5.650%, 03/19/2022 (A)		432	426

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

JBS Finance II
8.250%, 01/29/2018		180	$192
8.250%, 01/29/2018 (A)		550	588
Minerva Luxembourg
12.250%, 02/10/2022		800	888
12.250%, 02/10/2022 (A)		500	555
7.750%, 01/31/2023		400	396
Odebrecht Drilling Norbe VIII
6.350%, 06/30/2021		279	287
6.350%, 06/30/2021 (A)		177	182
Odebrecht Finance
5.125%, 06/26/2022 (A)		450	449
Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (A)		197	203
QGOG Atlantic
5.250%, 07/30/2018 (A)		125	130
Samarco Mineracao
4.125%, 11/01/2022 (A)		253	232
Schahin II Finance
5.875%, 09/25/2022 (A)		201	197

			148,408

Chile — 1.6%
Banco del Estado de Chile
4.125%, 10/07/2020		160	165
4.125%, 10/07/2020 (A)		300	309
3.875%, 02/08/2022 (A)		250	248
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2018	CLP	1,620,000	3,061
6.000%, 01/01/2020	CLP	740,000	1,420
6.000%, 01/01/2022	CLP	225,000	434
Cencosud
4.875%, 01/20/2023 (A)		300	286
Chile Government International Bond
5.500%, 08/05/2020	CLP	413,000	740
3.875%, 08/05/2020		3,000	3,180
3.250%, 09/14/2021		170	171
2.250%, 10/30/2022		2,631	2,407
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	222
6.250%, 07/08/2019 (A)		30	33
5.250%, 08/10/2020		120	126
5.250%, 08/10/2020 (A)		280	293

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

GeoPark Latin America Agencia en Chile
7.500%, 02/11/2020 (A)	200	$205
Nacional del Cobre de Chile
7.500%, 01/15/2019	190	230
6.150%, 10/24/2036	958	1,046
6.150%, 10/24/2036 (A)	569	621
5.625%, 09/21/2035	1,760	1,809
5.625%, 10/18/2043	380	388
4.500%, 08/13/2023 (A)	2,589	2,684
4.250%, 07/17/2042 (A)	1,136	954
3.875%, 11/03/2021	447	450
3.875%, 11/03/2021 (A)	450	453
3.750%, 11/04/2020	425	435
3.750%, 11/04/2020 (A)	310	317
3.000%, 07/17/2022 (A)	1,947	1,822
VTR Finance BV
6.875%, 01/15/2024 (A)	204	209

		24,718

China — 1.7%
Amber Circle Funding
3.250%, 12/04/2022	1,020	933
Central China Real Estate
8.000%, 01/28/2020	400	381
China Overseas Finance Cayman V
3.950%, 11/15/2022	200	177
China Railway Resources Huitung
3.850%, 02/05/2023	330	308
China SCE Property Holdings
11.500%, 11/14/2017	1,200	1,287
China Shanshui Cement Group
10.500%, 04/27/2017	200	215
10.500%, 04/27/2017	500	536
10.500%, 04/27/2017 (A)	750	804
Country Garden Holdings
11.250%, 04/22/2017	710	753
11.125%, 02/23/2018	500	549
7.500%, 01/10/2023	2,119	2,026
7.250%, 04/04/2021	500	478
Franshion Development
6.750%, 04/15/2021 (A)	430	428
Kaisa Group Holdings
8.875%, 03/19/2018 (A)	200	199
Longfor Properties MTN
6.875%, 10/18/2019	200	197

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Sinochem Overseas Capital
6.300%, 11/12/2040		390	$409
4.500%, 11/12/2020		6,558	6,791
4.500%, 11/12/2020 (A)		3,568	3,695
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		1,369	1,239
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		320	310
Sunac China Holdings
12.500%, 10/16/2017		400	435
9.375%, 04/05/2018		1,800	1,771
Talent Yield Investments
4.500%, 04/25/2022		2,006	1,980

			25,901

Colombia — 4.4%
Bancolombia
5.125%, 09/11/2022		419	404
Bogota Distrito Capital
9.750%, 07/26/2028	COP	510,000	280
9.750%, 07/26/2028 (A)	COP	10,018,000	5,504
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	4,931
Colombia Government International Bond
5.625%, 02/26/2044		590	603
Colombian TES
7.000%, 02/25/2015	COP	620,000	663
7.000%, 09/11/2019	COP	16,000,000	7,926
7.000%, 05/04/2022	COP	628,000	303
7.000%, 05/04/2022	COP	4,068,000	1,963
7.000%, 05/04/2022	COP	3,130,000	1,510
5.000%, 11/21/2018	COP	7,687,900	3,548
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	474
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	334,000	166
Grupo Aval
4.750%, 09/26/2022 (A)		227	216
Pacific Rubiales Energy
7.250%, 12/12/2021		2,048	2,202
5.125%, 03/28/2023 (A)		534	513
Republic of Colombia
12.000%, 10/22/2015	COP	2,990,000	1,628
11.750%, 02/25/2020		2,243	3,235
10.375%, 01/28/2033		430	634
9.850%, 06/28/2027	COP	327,000	192
9.850%, 06/28/2027	COP	6,012,000	3,525
8.125%, 05/21/2024		1,105	1,431

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.750%, 04/14/2021	COP	2,074,000	$1,094
7.375%, 01/27/2017		310	358
7.375%, 03/18/2019		1,222	1,482
7.375%, 09/18/2037		8,700	10,853
6.125%, 01/18/2041		1,810	1,977
4.375%, 07/12/2021		6,291	6,558
4.375%, 03/21/2023	COP	209,000	87
4.000%, 02/26/2024		2,117	2,075
2.625%, 03/15/2023		599	533
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (A)		200	211

			67,079

Costa Rica — 0.3%
Banco de Costa Rica
5.250%, 08/12/2018		390	392
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	285
4.875%, 11/01/2018		783	780
Costa Rica Government International Bond
5.625%, 04/30/2043		290	245
4.375%, 04/30/2025		290	259
4.375%, 04/30/2025 (A)		660	591
4.250%, 01/26/2023		1,829	1,692
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	418
6.375%, 05/15/2043		290	244

			4,906

Croatia — 1.7%
Republic of Croatia
6.750%, 11/05/2019		4,085	4,524
6.625%, 07/14/2020		2,065	2,266
6.375%, 03/24/2021		1,130	1,220
6.375%, 03/24/2021 (A)		3,924	4,238
6.250%, 04/27/2017		200	216
6.250%, 04/27/2017 (A)		590	637
6.000%, 01/26/2024 (A)		6,454	6,657
5.875%, 07/09/2018	EUR	170	257
5.500%, 04/04/2023		5,354	5,408

			25,423

Czech Republic — 0.2%
Czech Republic Government Bond
2.500%, 08/25/2028		64,130	3,070

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Dominican Republic — 0.6%
Republic of Dominican Republic
9.040%, 01/23/2018	1,256	$1,379
7.500%, 05/06/2021	4,089	4,518
7.500%, 05/06/2021 (A)	520	575
6.600%, 01/28/2024 (A)	280	285
5.875%, 04/18/2024	880	857
5.875%, 04/18/2024 (A)	1,613	1,571

		9,185

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015	1,430	1,494

Egypt — 0.2%
Arab Republic of Egypt
6.875%, 04/30/2040	1,921	1,729
5.750%, 04/29/2020	390	396
5.750%, 04/29/2020 (A)	270	274

		2,399

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032	150	152
8.250%, 04/10/2032	875	888
7.750%, 01/24/2023	820	853
7.750%, 01/24/2023	821	854
7.650%, 06/15/2035	370	355
7.650%, 06/15/2035	420	403
7.650%, 06/15/2035	85	82
7.625%, 02/01/2041	743	687
7.625%, 02/01/2041 (A)	150	139
7.375%, 12/01/2019	440	458
7.375%, 12/01/2019 (A)	250	260
5.875%, 01/30/2025	3,530	3,159
5.875%, 01/30/2025 (A)	1,518	1,350
Telemovil Finance
8.000%, 10/01/2017	700	741

		10,381

Georgia — 0.3%
Georgian Railway JSC
7.750%, 07/11/2022	4,140	4,440
7.750%, 07/11/2022 (A)	420	451

		4,891

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/2017	1,371	1,398
8.500%, 10/04/2017 (A)	300	306
7.875%, 08/07/2023	763	706

		2,410

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)		1,570	$1,623
Guatemala Government Bond
4.875%, 02/13/2028		672	626

			2,249

Hong Kong — 0.1%
Central China Real Estate MTN
6.500%, 06/04/2018		1,500	1,410
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020		610	647

			2,057

Hungary — 3.4%
Republic of Hungary
8.000%, 02/12/2015	HUF	315,000	1,461
7.750%, 08/24/2015	HUF	512,070	2,416
7.625%, 03/29/2041		5,960	6,720
7.000%, 06/24/2022	HUF	862,370	4,100
6.750%, 02/24/2017	HUF	189,720	898
6.750%, 11/24/2017	HUF	1,355,170	6,437
6.750%, 10/22/2028	HUF	170,840	778
6.500%, 06/24/2019	HUF	230,290	1,089
6.375%, 03/29/2021		1,032	1,130
6.250%, 01/29/2020		910	996
6.000%, 01/11/2019	EUR	1,024	1,555
6.000%, 11/24/2023	HUF	507,980	2,266
5.750%, 11/22/2023		6,800	6,995
5.500%, 05/06/2014	GBP	598	1,010
5.500%, 12/22/2016	HUF	633,330	2,905
5.500%, 12/20/2018	HUF	750,140	3,401
5.375%, 02/21/2023		1,584	1,610
5.000%, 03/30/2016	GBP	253	439
4.125%, 02/19/2018		5,554	5,637

			51,843

India — 0.1%
Bharti Airtel International Netherlands
5.125%, 03/11/2023 (A)		283	273
Export-Import Bank of India MTN
4.000%, 08/07/2017		265	273
Vedanta Resources
8.250%, 06/07/2021 (A)		200	210
7.125%, 05/31/2023 (A)		200	194
6.750%, 06/07/2016		175	183
6.000%, 01/31/2019 (A)		381	377

			1,510

Indonesia — 7.8%
Adaro Indonesia
7.625%, 10/22/2019 (A)		400	425

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	$474
7.000%, 05/15/2027	IDR	2,500,000	184
Indo Energy Finance II
6.375%, 01/24/2023		1,701	1,401
6.375%, 01/24/2023 (A)		200	165
Indonesia Treasury Bond
11.000%, 09/15/2025	IDR	2,000,000	199
9.000%, 03/15/2029	IDR	102,132,000	8,886
8.375%, 03/15/2024	IDR	132,082,000	11,434
8.375%, 03/15/2034	IDR	10,190,000	834
8.375%, 03/15/2034	IDR	80,500,000	6,588
7.875%, 04/15/2019	IDR	33,858,000	2,917
6.625%, 05/15/2033	IDR	6,800,000	461
6.625%, 05/15/2033	IDR	3,500,000	237
6.125%, 05/15/2028	IDR	18,170,000	1,221
5.375%, 10/17/2023		360	374
Indosat Palapa
7.375%, 07/29/2020		200	215
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	116,900,000	9,244
Listrindo Capital
6.950%, 02/21/2019 (A)		300	315
Majapahit Holding
8.000%, 08/07/2019		200	232
8.000%, 08/07/2019 (A)		350	406
7.875%, 06/29/2037 (A)		215	234
7.750%, 10/17/2016		160	180
7.750%, 10/17/2016		250	281
Pertamina Persero
6.500%, 05/27/2041 (A)		820	756
6.000%, 05/03/2042		394	344
6.000%, 05/03/2042 (A)		1,450	1,265
5.625%, 05/20/2043		5,457	4,543
4.875%, 05/03/2022 (A)		550	532
Perusahaan Penerbit SBSN Indonesia
6.125%, 03/15/2019		540	589
Republic of Indonesia
11.625%, 03/04/2019		1,006	1,359
11.625%, 03/04/2019		5,345	7,222
11.625%, 03/04/2019 (A)		2,610	3,527
11.000%, 10/15/2014	IDR	5,300,000	467
8.500%, 10/12/2035		3,675	4,640
8.500%, 10/12/2035		531	670
8.250%, 06/15/2032	IDR	23,164,000	1,866
7.750%, 01/17/2038		2,505	2,975
7.750%, 01/17/2038		5,075	6,027
7.000%, 05/15/2022	IDR	72,100,000	5,701
6.875%, 01/17/2018		5,574	6,354

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

6.875%, 01/17/2018 (A)		100	$114
6.750%, 01/15/2044 (A)		1,750	1,890
6.625%, 05/15/2033	IDR	36,980,000	2,509
6.625%, 02/17/2037		323	342
6.625%, 02/17/2037		1,678	1,779
6.250%, 04/15/2017	IDR	17,400,000	1,431
5.875%, 03/13/2020		890	979
5.875%, 03/13/2020 (A)		790	869
5.875%, 01/15/2024 (A)		250	269
5.625%, 05/15/2023	IDR	68,111,000	4,826
5.250%, 01/17/2042		867	789
4.875%, 05/05/2021		1,111	1,147
4.875%, 05/05/2021 (A)		550	568
3.750%, 04/25/2022		476	450
3.375%, 04/15/2023 (A)		4,237	3,803
Tullow Oil
6.000%, 11/01/2020 (A)		205	210

			117,719

Iraq — 0.8%
Republic of Iraq
5.800%, 01/15/2028		14,327	12,357

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	140	213
7.875%, 12/15/2019		600	654
Altice Finco
9.875%, 12/15/2020		800	902

			1,769

Ivory Coast — 0.7%
Government of Ivory Coast
7.774%, 12/31/2032 (B)		12,605	11,140

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018		1,770	1,880
8.250%, 09/30/2020		1,750	1,851

			3,731

Kazakhstan — 2.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	787
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021		100	106
7.250%, 01/28/2021 (A)		700	745
KazAgro National Management Holding
4.625%, 05/24/2023		420	381

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042	700	$704
6.375%, 10/06/2020 (A)	660	711
Kazatomprom
6.250%, 05/20/2015	250	260
6.250%, 05/20/2015 (A)	350	365
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/2015	1,859	2,022
9.125%, 07/02/2018	1,068	1,284
9.125%, 07/02/2018 (A)	986	1,186
7.000%, 05/05/2020	4,241	4,766
6.375%, 04/09/2021	4,723	5,130
6.375%, 04/09/2021 (A)	4,644	5,044
KazMunayGas National
7.000%, 05/05/2020 (A)	1,331	1,496
5.750%, 04/30/2043	4,601	4,020
5.750%, 04/30/2043 (A)	879	766
4.400%, 04/30/2023	1,560	1,466
4.400%, 04/30/2023 (A)	1,158	1,087
Samruk-Energy JSC MTN
3.750%, 12/20/2017	700	681
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019	550	572
7.125%, 11/13/2019 (A)	470	488

		34,067

Kenya — 0.2%
Kenya Infrastructure Bond
11.000%, 09/15/2025 KES	220,000	2,476

Kuwait — 0.2%
Burgan Finance No. 1 Jersey
7.875%, 09/29/2020	2,300	2,613

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020	860	838

Lithuania — 0.3%
Republic of Lithuania
6.625%, 02/01/2022	1,348	1,601
6.625%, 02/01/2022 (A)	300	356
6.125%, 03/09/2021 (A)	1,716	1,981
5.125%, 09/14/2017	680	745

		4,683

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Malaysia — 4.0%
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	$343
4.392%, 04/15/2026	MYR	9,900	3,029
4.378%, 11/29/2019	MYR	3,560	1,116
4.262%, 09/15/2016	MYR	10,490	3,274
4.181%, 07/15/2024	MYR	7,208	2,210
4.160%, 07/15/2021	MYR	6,134	1,883
4.012%, 09/15/2017	MYR	12,700	3,940
3.892%, 03/15/2027	MYR	1,348	389
3.889%, 07/31/2020	MYR	10,415	3,172
3.844%, 04/15/2033	MYR	1,960	538
3.835%, 08/12/2015	MYR	4,002	1,234
3.741%, 02/27/2015	MYR	510	157
3.580%, 09/28/2018	MYR	7,525	2,286
3.502%, 05/31/2027	MYR	1,050	290
3.492%, 03/31/2020	MYR	20,880	6,216
3.480%, 03/15/2023	MYR	18,624	5,399
3.418%, 08/15/2022	MYR	9,523	2,757
3.314%, 10/31/2017	MYR	25,720	7,794
3.260%, 03/01/2018	MYR	13,390	4,036
3.197%, 10/15/2015	MYR	3,756	1,148
3.172%, 07/15/2016	MYR	5,200	1,585
Penerbangan Malaysia
5.625%, 03/15/2016		741	808
Petronas Capital
7.875%, 05/22/2022		868	1,133
5.250%, 08/12/2019		3,900	4,414
Petronas Capital Registered
7.875%, 05/22/2022		46	60
Wakala Global Sukuk
4.646%, 07/06/2021 (A)		410	441

			59,652

Mexico — 7.5%
BBVA Bancomer
6.750%, 09/30/2022 (A)		722	792
Cemex
9.000%, 01/11/2018 (A)		344	375
6.500%, 12/10/2019		550	574
Cemex Espana Luxembourg
9.875%, 04/30/2019		1,150	1,317
9.250%, 05/12/2020		2	2
9.250%, 05/12/2020		630	689
9.250%, 05/12/2020 (A)		789	863
Cemex Finance
9.375%, 10/12/2022 (A)		543	622
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		570	546
4.875%, 05/26/2021		200	208
4.875%, 05/26/2021 (A)		300	312
4.875%, 01/15/2024 (A)		708	717

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Fresnillo PLC
5.500%, 11/13/2023 (A)		250	$253
Metalsa
4.900%, 04/24/2023 (A)		234	215
Mexican Bonos
10.000%, 12/05/2024	MXN	25,851	2,501
9.500%, 12/18/2014	MXN	83,659	6,602
8.500%, 12/13/2018	MXN	12,119	1,040
8.500%, 05/31/2029	MXN	71,750	6,237
8.500%, 11/18/2038	MXN	43,933	3,744
8.000%, 06/11/2020	MXN	6	—
7.750%, 12/14/2017	MXN	23,516	1,955
7.750%, 05/29/2031	MXN	85,622	6,885
7.500%, 06/03/2027	MXN	60,884	4,933
6.500%, 06/10/2021	MXN	127,263	9,939
6.500%, 06/09/2022	MXN	87,546	6,766
6.250%, 06/16/2016	MXN	955	76
5.000%, 06/15/2017	MXN	29,759	2,284
4.750%, 06/14/2018	MXN	17,000	1,268
Mexican Bonos, Ser M10
7.250%, 12/15/2016	MXN	39,635	3,221
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	175,991	14,946
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (A)		200	194
Pemex Project Funding Master Trust
6.625%, 06/15/2035		5,826	6,381
5.750%, 03/01/2018		984	1,092
Petroleos Mexicanos
7.190%, 09/12/2024	MXN	45,060	3,273
6.500%, 06/02/2041		1,100	1,186
6.375%, 01/23/2045 (A)		1,016	1,079
6.000%, 03/05/2020		110	124
6.000%, 03/05/2020 (A)		80	90
5.500%, 06/27/2044		150	142
5.500%, 06/27/2044 (A)		190	180
3.500%, 01/30/2023 (A)		210	196
Tenedora Nemak
5.500%, 02/28/2023 (A)		200	199
Trust F/1401 ‡
5.250%, 12/15/2024 (A)		1,380	1,373
United Mexican States MTN
6.050%, 01/11/2040		1,938	2,169
5.950%, 03/19/2019		708	824
5.750%, 10/12/2110		2,580	2,451
5.550%, 01/21/2045		4,584	4,767
4.750%, 03/08/2044		3,190	2,975
4.000%, 10/02/2023		4,554	4,611
United Mexican States, Ser A MTN
6.750%, 09/27/2034		704	854

			114,042

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Mongolia — 0.3%
Development Bank of Mongolia LLC MTN
5.750%, 03/21/2017		1,138	$1,061
Mongolia Government International Bond MTN
5.125%, 12/05/2022		857	686
4.125%, 01/05/2018		2,700	2,430

			4,177

Morocco — 0.3%
Kingdom of Morocco
5.500%, 12/11/2042		2,174	1,993
4.250%, 12/11/2022		2,612	2,527

			4,520

Mozambique — 0.1%
EMATUM Via Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/2020		1,066	989

Netherlands — 0.0%
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (A)		440	444

Nigeria — 0.6%
Afren
6.625%, 12/09/2020 (A)		700	702
Nigeria OMO Bill
1.314%, 05/08/2014 (H)	NGN	60,000	349
Nigeria Treasury Bill (H)
12.575%, 05/22/2014	NGN	39,200	231
12.262%, 04/10/2014	NGN	166,000	993
Republic of Nigeria
16.390%, 01/27/2022	NGN	39,000	264
16.390%, 01/27/2022	NGN	216,000	1,464
16.000%, 06/29/2019	NGN	386,000	2,519
16.000%, 06/29/2019	NGN	24,000	157
6.750%, 01/28/2021 (A)		550	580
6.375%, 07/12/2023		738	746
6.375%, 07/12/2023 (A)		617	623

			8,628

Pakistan — 0.1%
Republic of Pakistan
7.125%, 03/31/2016		100	101
7.125%, 03/31/2016		450	457
6.875%, 06/01/2017		10	10
6.875%, 06/01/2017		630	633

			1,201

Panama — 0.6%
ENA Norte Trust
4.950%, 04/25/2023 (A)		—	—

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Republic of Panama
9.375%, 01/16/2023		595	$780
9.375%, 04/01/2029		2,506	3,521
8.875%, 09/30/2027		325	443
8.125%, 04/28/2034		2,249	2,766
7.125%, 01/29/2026		100	121
6.700%, 01/26/2036		875	1,007
5.200%, 01/30/2020		925	1,013
4.300%, 04/29/2053		140	111

			9,762

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023		585	578
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	209
6.750%, 12/13/2022		900	938

			1,725

Peru — 1.6%
Cementos Pacasmayo
4.500%, 02/08/2023 (A)		225	208
Cia Minera Ares SAC
7.750%, 01/23/2021 (A)		200	205
Inkia Energy
8.375%, 04/04/2021 (A)		348	376
Peru Enhanced Pass-Through Finance (H)
4.491%, 06/02/2025 (A)		1,000	655
2.498%, 05/31/2018 (A)		274	253
2.290%, 05/31/2018		215	199
Republic of Peru
9.910%, 05/05/2015	PEI	2,015	769
8.750%, 11/21/2033		5,841	8,411
8.200%, 08/12/2026	PEI	5,882	2,337
7.840%, 08/12/2020	PEI	3,020	1,190
7.840%, 08/12/2020	PEI	5,814	2,290
7.350%, 07/21/2025		2,334	2,976
7.125%, 03/30/2019		1,635	1,974
6.950%, 08/12/2031	PEI	915	318
6.950%, 08/12/2031	PEI	1,360	473
6.900%, 08/12/2037	PEI	2,819	958
6.850%, 02/12/2042	PEI	882	293
6.550%, 03/14/2037		587	694
Volcan Cia Minera
5.375%, 02/02/2022 (A)		22	21

			24,600

Philippines — 1.0%
Development Bank of Philippines
5.500%, 03/25/2021		370	397
National Power
9.625%, 05/15/2028		1,100	1,554

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Power Sector Assets & Liabilities Management
7.390%, 12/02/2024		250	$314
7.390%, 12/02/2024 (A)		650	816
7.250%, 05/27/2019		250	299
Republic of Philippines
10.625%, 03/16/2025		1,084	1,688
9.500%, 02/02/2030		2,718	4,206
8.375%, 06/17/2019		230	293
7.750%, 01/14/2031		2,407	3,285
4.000%, 01/15/2021		1,293	1,361
3.900%, 11/26/2022	PHP	52,000	1,092

			15,305

Poland — 4.5%
Eileme 2
11.625%, 01/31/2020		350	419
Republic of Poland
6.375%, 07/15/2019		5,221	6,213
6.250%, 10/24/2015	PLN	1,870	651
5.750%, 10/25/2021	PLN	5,620	2,044
5.750%, 09/23/2022	PLN	38,510	14,004
5.750%, 04/25/2029	PLN	4,527	1,650
5.500%, 04/25/2015	PLN	9,370	3,196
5.500%, 10/25/2019	PLN	6,410	2,291
5.250%, 10/25/2017	PLN	8,898	3,119
5.125%, 04/21/2021		2,000	2,228
5.000%, 04/25/2016	PLN	11,330	3,896
4.750%, 10/25/2016	PLN	4,320	1,486
4.750%, 04/25/2017	PLN	995	343
4.000%, 10/25/2023	PLN	2,382	766
4.000%, 01/22/2024		2,862	2,883
3.750%, 04/25/2018	PLN	24,987	8,315
3.000%, 08/24/2016	PLN	12,088	4,174
3.000%, 03/17/2023		315	296
2.873%, 01/25/2016 (H)	PLN	25,220	7,892
2.750%, 08/25/2023	PLN	3,341	1,150
2.500%, 07/25/2018	PLN	4,450	1,404

			68,420

Qatar — 0.2%
Qtel International Finance
7.875%, 06/10/2019		873	1,089
State of Qatar
9.750%, 06/15/2030		623	970
6.400%, 01/20/2040		330	390
6.400%, 01/20/2040 (A)		438	518

			2,967

Romania — 1.3%
Romania Government Bond MTN
6.750%, 02/07/2022		5,116	5,992
6.750%, 02/07/2022 (A)		390	457
6.125%, 01/22/2044		500	522
6.125%, 01/22/2044 (A)		568	594

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.850%, 07/28/2014	RON	3,560	$1,102
5.850%, 04/26/2023	RON	3,930	1,239
5.750%, 04/29/2020	RON	1,930	609
4.875%, 01/22/2024 (A)		2,846	2,910
4.875%, 01/22/2024 (A)		1,152	1,178
4.375%, 08/22/2023		4,316	4,273

			18,876

Russia — 7.8%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		900	963
7.500%, 09/26/2019		750	787
7.500%, 09/26/2019 (A)		275	289
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,500	1,526
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (A)		200	202
Far Eastern Shipping
8.000%, 05/02/2018 (A)		227	205
Gaz Capital MTN
8.625%, 04/28/2034		230	271
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (A)		590	594
4.375%, 09/19/2022		1,167	1,066
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		841	1,029
4.950%, 07/19/2022 (A)		540	525
4.950%, 02/06/2028		300	263
4.950%, 02/06/2028 (A)		893	784
Metalloinvest Finance
5.625%, 04/17/2020 (A)		350	339
MTS International Funding
8.625%, 06/22/2020		950	1,119
8.625%, 06/22/2020 (A)		1,050	1,236
OAO TMK Capital
7.750%, 01/27/2018		1,500	1,575
Ritekro
12.499%, 11/07/2022 (F) (G) (H)		538	200
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022		550	502
Russian Agricultural Bank Via RSHB Capital
6.000%, 06/03/2021 (C)		425	431
5.298%, 12/27/2017 (A)		415	427

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	188,042	$5,189
7.600%, 04/14/2021	RUB	343,369	9,316
7.600%, 07/20/2022	RUB	170,639	4,601
7.500%, 03/15/2018	RUB	24,180	671
7.500%, 02/27/2019	RUB	274,064	7,531
7.400%, 04/19/2017	RUB	182,911	5,087
7.400%, 06/14/2017	RUB	28,100	781
7.350%, 01/20/2016	RUB	100,000	2,811
7.050%, 01/19/2028	RUB	174,393	4,352
7.000%, 12/03/2014 (D)	RUB	35,860	918
7.000%, 01/25/2023	RUB	290,249	7,495
7.000%, 08/16/2023	RUB	67,251	1,731
6.900%, 08/03/2016	RUB	52,216	1,446
6.800%, 12/11/2019	RUB	133,567	3,520
6.200%, 01/31/2018	RUB	139,540	3,689
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		924	1,561
7.850%, 03/10/2018	RUB	165,000	4,597
7.850%, 03/10/2018 (A)	RUB	10,000	279
7.500%, 03/31/2030		195	227
7.500%, 03/31/2030		15,861	18,399
4.875%, 09/16/2023 (A)		1,600	1,625
Russian Railways via RZD Capital
5.700%, 04/05/2022		399	402
Sberbank of Russia Via SB Capital
5.717%, 06/16/2021		400	419
5.500%, 02/26/2024 (A) (C)		1,903	1,877
5.250%, 05/23/2023		980	917
SCF Capital
5.375%, 10/27/2017 (A)		409	406
TMK
6.750%, 04/03/2020		2,230	2,155
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		340	356
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/2021		200	215
VimpelCom Holdings
7.504%, 03/01/2022		1,500	1,565
7.504%, 03/01/2022 (A)		600	626
5.200%, 02/13/2019 (A)		300	299
VimpelCom Holdings BV
5.950%, 02/13/2023 (A)		202	189
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018 (A)		100	116
7.748%, 02/02/2021 (A)		1,000	1,074

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Vnesheconombank Via VEB Finance
6.902%, 07/09/2020	1,635	$1,768
6.800%, 11/22/2025	240	248
6.800%, 11/22/2025 (A)	600	619
5.450%, 11/22/2017	110	116
5.450%, 11/22/2017 (A)	340	359
VTB Bank Via VTB Capital
6.315%, 02/22/2018	846	905
VTB Capital
6.875%, 05/29/2018	720	783
6.250%, 06/30/2035	396	417

		115,990

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021	650	718
8.750%, 05/13/2021 (A)	200	221

		939

Serbia — 0.4%
Republic of Serbia
7.250%, 09/28/2021	1,790	1,980
7.250%, 09/28/2021 (A)	300	332
5.875%, 12/03/2018	1,885	1,989
5.875%, 12/03/2018 (A)	640	675
5.250%, 11/21/2017	1,277	1,328
5.250%, 11/21/2017 (A)	200	208
4.875%, 02/25/2020	200	198

		6,710

Singapore — 0.4%
Sea Production
10.239%, 03/14/2014 (A) (C)	5,226	4,547
STATS ChipPAC
4.500%, 03/20/2018 (A)	200	200
Yanlord Land Group
9.500%, 05/04/2017	1,170	1,233

		5,980

Slovak Republic — 0.2%
Slovakia Government International Bond
4.375%, 05/21/2022	560	601
4.375%, 05/21/2022 (A)	1,964	2,106

		2,707

Slovenia — 0.3%
Slovenia Government International Bond
5.850%, 05/10/2023	1,074	1,155
5.250%, 02/18/2024 (A)	2,253	2,301
4.125%, 02/18/2019 (A)	857	881

		4,337

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

South Africa — 5.6%
Eskom Holdings
5.750%, 01/26/2021	ZAR	500	$505
Republic of South Africa
13.500%, 09/15/2015	ZAR	9,520	967
10.500%, 12/21/2026	ZAR	76,798	8,217
8.750%, 02/28/2048	ZAR	27,906	2,458
8.500%, 06/23/2017 (E)		3,038	3,600
8.500%, 01/31/2037	ZAR	40,613	3,532
8.250%, 09/15/2017	ZAR	56,289	5,318
8.000%, 12/21/2018	ZAR	123,950	11,526
8.000%, 01/31/2030	ZAR	30,076	2,589
7.750%, 02/28/2023	ZAR	64,591	5,744
7.250%, 01/15/2020	ZAR	66,482	5,905
7.000%, 02/28/2031	ZAR	38,819	3,007
7.000%, 02/28/2031	ZAR	19,671	1,524
6.875%, 05/27/2019		940	1,083
6.750%, 03/31/2021	ZAR	16,560	1,411
6.500%, 02/28/2041	ZAR	4,452	304
6.250%, 03/31/2036	ZAR	18,900	1,288
5.875%, 05/30/2022		800	874
5.875%, 09/16/2025		13,450	14,392
5.500%, 03/09/2020		4,839	5,232
4.665%, 01/17/2024		1,486	1,468
Transnet SOC
9.500%, 05/13/2021 (A)	ZAR	16,660	1,517
4.000%, 07/26/2022		2,650	2,412
4.000%, 07/26/2022 (A)		305	278

			85,151

Sri Lanka — 0.5%
Bank of Ceylon
6.875%, 05/03/2017 (A)		360	376
Democratic Socialist Republic of Sri Lanka
6.250%, 07/27/2021		2,796	2,915
6.250%, 07/27/2021 (A)		270	281
5.875%, 07/25/2022		3,232	3,224

			6,796

Supra-National — 0.1%
Inter-American Development Bank MTN
5.302%, 08/20/2015 (H)	IDR	10,910,000	831

Thailand — 3.1%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	108
4.875%, 06/22/2029	THB	23,240	774
3.875%, 06/13/2019	THB	577,000	18,290
3.775%, 06/25/2032	THB	22,000	639
3.650%, 12/17/2021	THB	256,930	7,922
3.625%, 06/16/2023	THB	399,669	12,217
3.580%, 12/17/2027	THB	47,070	1,382
3.250%, 06/16/2017	THB	59,000	1,839

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Thailand Government Index-Linked Bond
1.200%, 07/14/2021	THB	150,777	$4,309

			47,480

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (A)		1,510	1,570

Turkey — 6.4%
Akbank
5.000%, 10/24/2022		250	235
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	205
KOC Holding
3.500%, 04/24/2020		200	179
3.500%, 04/24/2020 (A)		200	179
Republic of Turkey
11.875%, 01/15/2030		660	1,035
10.500%, 01/15/2020	TRY	3,041	1,391
9.500%, 01/12/2022	TRY	12,107	5,347
9.000%, 01/27/2016	TRY	2,400	1,057
9.000%, 03/08/2017	TRY	20,199	8,783
8.800%, 11/14/2018	TRY	3,199	1,361
8.800%, 09/27/2023	TRY	1,622	672
8.500%, 09/14/2022	TRY	25,538	10,537
8.300%, 10/07/2015	TRY	10,180	4,454
8.300%, 06/20/2018	TRY	19,586	8,215
8.300%, 06/20/2018	TRY	2,800	1,174
8.000%, 02/14/2034		2,413	2,858
7.500%, 07/14/2017		3,104	3,500
7.500%, 11/07/2019		2,029	2,335
7.375%, 02/05/2025		6,220	7,041
7.250%, 03/05/2038		270	297
7.100%, 03/08/2023	TRY	16,724	6,264
7.100%, 03/08/2023	TRY	1,230	461
7.000%, 09/26/2016		880	966
7.000%, 03/11/2019		280	315
7.000%, 06/05/2020		2,545	2,863
6.875%, 03/17/2036		2,731	2,885
6.750%, 04/03/2018		5,073	5,626
6.750%, 05/30/2040		2,521	2,612
6.500%, 01/07/2015	TRY	6,023	2,642
6.300%, 02/14/2018	TRY	2,120	836
6.250%, 09/26/2022		1,015	1,088
6.000%, 01/14/2041		2,350	2,217
5.750%, 03/22/2024		628	641
5.625%, 03/30/2021		1,179	1,227
5.125%, 03/25/2022		3,237	3,229
3.250%, 03/23/2023		1,190	1,025
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (A)		400	381
Turkiye Is Bankasi
3.750%, 10/10/2018		300	283

			96,416

Ukraine — 1.0%
Biz Finance for Ukreximbank
8.375%, 04/27/2015		3,163	2,609

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Government of Ukraine
9.250%, 07/24/2017	3,630	$3,376
9.250%, 07/24/2017 (A)	2,061	1,919
7.950%, 02/23/2021 (E)	530	470
7.950%, 02/23/2021 (A)	350	311
7.800%, 11/28/2022 (A)	1,521	1,338
7.500%, 04/17/2023	695	612
6.875%, 09/23/2015	2,833	2,571
6.875%, 09/23/2015 (A)	484	439
6.580%, 11/21/2016	503	448
Mriya Agro Holding
9.450%, 04/19/2018 (A)	7	6
State Export-Import Bank of Ukraine JSC via Biz Finance
8.750%, 01/22/2018	970	747
Ukraine Railways via Shortline
9.500%, 05/21/2018	250	195

		15,041

United Arab Emirates — 0.4%
Dolphin Energy
5.888%, 06/15/2019	585	653
Dubai Electricity & Water Authority
7.375%, 10/21/2020	440	528
7.375%, 10/21/2020 (A)	740	890
Dubai Holding Commercial Operations MTN
6.000%, 02/01/2017	GBP 500	881
Emirate of Abu Dhabi MTN
7.750%, 10/05/2020	1,280	1,584
5.250%, 01/30/2043	200	178
Emirates Airlines
5.125%, 06/08/2016	320	339
4.500%, 02/06/2025	400	383
MAF Global Securities
7.125%, 10/29/2049 (C)	200	211

		5,647

Uruguay — 0.5%
Republic of Uruguay PIK
7.875%, 01/15/2033	1,753	2,220
Republic of Uruguay
7.625%, 03/21/2036	1,579	1,954
6.875%, 09/28/2025	1,000	1,158
4.500%, 08/14/2024	2,271	2,312

		7,644

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Venezuela — 3.7%
Government of Venezuela
13.625%, 08/15/2018	497	$455
13.625%, 08/15/2018	1,493	1,411
12.750%, 08/23/2022	3,442	2,995
12.750%, 08/23/2022	12,354	10,748
11.950%, 08/05/2031	2,908	2,326
11.950%, 08/05/2031	185	148
11.750%, 10/21/2026	4,573	3,658
11.750%, 10/21/2026	1,000	800
9.375%, 01/13/2034	2,230	1,583
9.250%, 09/15/2027	2,132	1,546
9.250%, 05/07/2028	2,693	1,895
9.000%, 05/07/2023	1,622	1,143
9.000%, 05/07/2023	1,995	1,407
8.500%, 10/08/2014	936	915
8.250%, 10/13/2024	20	13
8.250%, 10/13/2024	1,102	738
7.750%, 10/13/2019	20	14
7.750%, 10/13/2019	1,648	1,178
7.650%, 04/21/2025	334	215
7.650%, 04/21/2025	20	13
7.000%, 12/01/2018	1,409	1,007
6.000%, 12/09/2020	440	284
6.000%, 12/09/2020	156	101
5.750%, 02/26/2016 (E)	4,460	3,724
5.750%, 02/26/2016	64	53
5.750%, 02/26/2016 (E)	350	292
Petroleos de Venezuela
12.750%, 02/17/2022	324	278
9.000%, 11/17/2021	2,300	1,643
8.500%, 11/02/2017	11,985	9,678
8.500%, 11/02/2017	330	267
5.500%, 04/12/2037	300	154
5.375%, 04/12/2027	444	242
5.250%, 04/12/2017	20	14
5.250%, 04/12/2017	1,138	812
5.000%, 10/28/2015	5,420	4,494

		56,244

Vietnam — 0.1%
Socialist Republic of Vietnam
6.875%, 01/15/2016	440	471
6.750%, 01/29/2020	1,348	1,476

		1,947

Total Global Bonds (Cost $1,448,387) ($ Thousands)		1,403,365

LOAN PARTICIPATION — 0.1%

Singapore — 0.1%
Morton Bay Senior
6.220%, 12/31/2014 (F) (G)	3,020	2,213

Total Loan Participation (Cost $3,020) ($ Thousands)		2,213

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.8%

United States — 0.8%
SEI Liquidity Fund, L.P.
0.070% †* (I)	12,482,978	$12,483

Total Affiliated Partnership (Cost $12,483) ($ Thousands)		12,483

Total Investments — 94.0% (Cost $1,463,890) ($ Thousands) ††		$1,418,061

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	(21)	Mar-2014	$2
U.S. 10-Year Treasury Note	26	Jun-2014	6
U.S. 2-Year Treasury Note	64	Jun-2014	2
U.S. 5-Year Treasury Note	(23)	Jul-2014	(4)
U.S. Long Treasury Bond	18	Jun-2014	12

			$18

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

A list of the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/3/14-3/26/14	PHP	123,891	USD	2,782	$6
3/3/14-4/3/14	USD	3,437	HUF	777,186	23
3/3/14-4/16/14	USD	8,534	PHP	383,318	53
3/5/14-4/22/14	EUR	28,744	USD	39,345	(352)
3/5/14-5/5/14	USD	64,734	EUR	47,352	661
3/6/14-3/14/14	GBP	1,992	USD	3,278	(60)
3/6/14-3/14/14	USD	955	GBP	583	22
3/6/14-3/19/14	PEI	21,005	USD	7,390	(105)
3/6/14-3/27/14	USD	11,068	PEI	31,338	113
3/6/14-5/19/14	BRL	78,462	USD	32,460	(867)
3/6/14-5/19/14	USD	20,057	BRL	47,638	270
3/10/14-3/19/14	COP	45,986,772	USD	23,221	766
3/10/14-3/19/14	USD	21,776	COP	43,220,003	(674)
3/17/14-4/16/14	MYR	21,925	USD	6,615	(67)
3/17/14-5/12/14	USD	29,102	MYR	96,888	382
3/19/14	CZK	61,997	USD	3,128	(7)
3/19/14	HUF	448,600	USD	2,017	19
3/19/14	IDR	120,658,877	USD	10,220	(149)
3/19/14	MXN	45,247	USD	3,403	(9)
3/19/14	PLN	14,280	USD	4,667	(57)
3/19/14	RON	1,342	USD	400	(11)
3/19/14	SGD	12,612	USD	10,066	108
3/19/14	USD	3,278	ILS	11,490	16
3/19/14	USD	10,269	PLN	31,873	275
3/19/14	USD	1,932	RON	6,449	45
3/19/14-4/4/14	TRY	53,222	USD	23,535	(433)
3/19/14-4/7/14	EUR	2,681	RON	12,060	(8)
3/19/14-4/7/14	USD	22,178	MXN	295,192	65
3/19/14-4/22/14	ILS	73,721	USD	20,935	(200)
3/19/14-5/5/14	EUR	12,845	HUF	3,970,100	(92)
3/19/14-5/5/14	EUR	14,625	PLN	61,339	53
3/19/14-5/5/14	HUF	3,751,235	EUR	12,072	2
3/19/14-5/5/14	PLN	27,262	EUR	6,426	(129)
3/19/14-5/12/14	USD	29,627	ZAR	328,901	802
3/19/14-5/12/14	ZAR	182,568	USD	16,563	(394)
3/19/14-5/14/14	RUB	1,254,791	USD	36,028	1,290
3/19/14-5/19/14	CLP	12,001,821	USD	21,882	434
3/19/14-5/19/14	USD	24,575	CLP	13,541,442	(387)
3/19/14-5/21/14	THB	750,173	USD	22,939	1
3/19/14-5/21/14	USD	12,808	THB	425,611	207
3/19/14-5/27/14	USD	9,656	NGN	1,614,881	36
3/19/14-6/3/14	USD	31,717	RUB	1,110,748	(965)
3/19/14-12/8/14	USD	22,544	IDR	269,905,613	517
3/24/14	CZK	185,926	EUR	6,758	(70)
3/24/14	EUR	3,307	CZK	91,000	36
3/25/14-4/16/14	NGN	454,412	USD	2,746	18
4/4/14-4/16/14	USD	9,992	KRW	10,762,781	83
4/16/14	USD	5,901	TWD	178,577	3
4/22/14	RON	4,323	EUR	956	(2)
3/19/14-4/4/14	USD	35,903	TRY	80,125	161
4/22/14-7/17/15	CNH	300,747	USD	46,259	(2,711)
4/22/14-7/17/15	USD	46,342	CNH	300,747	2,628
5/30/14	USD	5,121	INR	322,474	(30)

					$1,316

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(353)	356	$3
Barclays PLC	(65)	66	1
BNP Paribas	(2,089)	2,082	(7)
Citigroup	(283,231)	282,885	(346)
Goldman Sachs	(280,296)	281,080	783
HSBC	(81,106)	81,457	351
JPMorgan Chase Bank	(209,276)	209,805	529
UBS	(355)	357	2

			$1,316

For the period ended February 28, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

A list of the open swap agreements held by the Fund at February 28, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3 Month ZAR JIBAR	8.76%	01/16/2029	ZAR	65,000	$(11)
Goldman Sachs	3 Month ZAR JIBAR	8.30%	01/16/2024	ZAR	25,000	(37)
Goldman Sachs	28 Day MXN TIIE	6.87%	01/10/2024	MXN	70,000	8
Goldman Sachs	3 Month ZAR JIBAR	8.19%	12/20/2023	ZAR	16,000	(31)
Goldman Sachs	28 Day MXN TIIE	6.68%	12/12/2023	MXN	32,500	3
Goldman Sachs	3 Month ILS TELBOR	2.29%	12/24/2018	ILS	17,000	85
Goldman Sachs	1.21%	3 Month ILS TELBOR	02/14/2016	ILS	10,000	(15)
Goldman Sachs	3.31%	6 Month PLN WIBOR	02/03/2016	PLN	37,500	(74)
Goldman Sachs	3 Month ZAR JIBAR	6.85%	01/22/2016	ZAR	30,000	(23)
Goldman Sachs	1.20%	3 Month ILS TELBOR	01/16/2016	ILS	42,828	(70)
Goldman Sachs	1Year BRL CDI	11.59%	01/04/2016	BRL	6,632	(15)
Goldman Sachs	1Year BRL CDI	12.23%	01/04/2016	BRL	32,844	75
Goldman Sachs	3 Month ZAR JIBAR	6.81%	12/31/2015	ZAR	150,000	(109)
Goldman Sachs	1.18%	3 Month ILS TELBOR	12/24/2015	ILS	40,000	(67)
Goldman Sachs	3 Month ZAR JIBAR	6.75%	12/22/2015	ZAR	130,000	(96)

						$(377)

For the period ended February 28, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,508,046 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2014. The date reported on the Schedule of Investments is the final maturity date.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2014. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $12,107 ($ Thousands).

(F)	Securities considered illiquid. The total value of such securities as of February 28, 2014 was $2,413 ($ Thousands) and represented 0.16% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2014 was $2,413 ($ Thousands) and represented 0.16% of Net Assets.

(H)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2013 was $12,483 ($ Thousands).

‡	Real Estate Investment Trust.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $1,463,890 ($ Thousands), and the unrealized appreciation and depreciation were $32,702 ($ Thousands) and $(78,531) ($ Thousands), respectively.

BRL — Brazilian Real

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenya Schilling

KRW — Korean Won

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

TELBOR — Tel Aviv International Bank Offered Rate

THB — Thailand Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

February 28, 2014

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,403,365	$—	$1,403,365
Loan Participation	—	—	2,213	2,213
Affiliated Partnership	—	12,483	—	12,483

Total Investments in Securities	$—	$1,415,848	$2,213	$1,418,061

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$22	$—	$—	$22
Unrealized Depreciation	(4)	—	—	(4)
Forwards Contracts *
Unrealized Appreciation	—	9,095	—	9,095
Unrealized Depreciation	—	(7,779)	—	(7,779)
Interest Rate Swaps *
Unrealized Appreciation	—	171	—	171
Unrealized Depreciation	—	(548)	—	(548)

Total Other Financial Instruments	$18	$939	$—	$957

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

Real Return Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 100.7%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$10,444	$11,832
2.500%, 07/15/2016	14,080	15,507
2.375%, 01/15/2017	12,197	13,496
2.125%, 01/15/2019	10,274	11,640
2.000%, 01/15/2016	14,386	15,372
1.875%, 07/15/2015	14,681	15,480
1.625%, 01/15/2018	11,031	12,122
1.375%, 07/15/2018	10,879	11,961
0.500%, 04/15/2015	16,360	16,761
0.125%, 04/15/2016	28,837	29,817
0.125%, 04/15/2017	32,462	33,698
0.125%, 04/15/2018	36,109	37,395

Total U.S. Treasury Obligations (Cost $223,231) ($ Thousands)		225,081

Total Investments — 100.7% (Cost $223,231) ($ Thousands) †		$225,081

Percentages are based on Net Assets of $223,465 ($ Thousands).

†	At February 28, 2014, the tax basis of the Fund’s investments was $223,231 ($ Thousands), and the unrealized appreciation and depreciation were $2,585 and $(735) ($ Thousands), respectively.

As of February 28, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and Other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Consumer Discretionary — 12.4%
Amazon.com *	32,600	$11,804
AutoNation *	5,600	295
AutoZone *	3,100	1,669
Bed Bath & Beyond *	19,700	1,336
Best Buy	22,300	594
BorgWarner	19,200	1,180
Cablevision Systems, Cl A	17,100	301
Carmax *	19,900	964
Carnival, Cl A	40,100	1,590
CBS, Cl B	49,900	3,347
Chipotle Mexican Grill, Cl A *	2,700	1,526
Coach	24,200	1,181
Comcast, Cl A	229,300	11,852
Darden Restaurants	11,100	567
Delphi Automotive	24,200	1,611
DIRECTV *	43,700	3,391
Discovery Communications, Cl A *	19,300	1,608
Dollar General *	26,900	1,611
Dollar Tree *	18,100	991
DR Horton	24,000	589
Expedia	9,200	722
Family Dollar Stores	8,300	544
Ford Motor	342,300	5,268
Fossil Group *	4,400	506
GameStop, Cl A	10,400	388
Gannett	20,900	622
Gap	22,600	989
Garmin	11,300	606
General Motors	113,500	4,109
Genuine Parts	14,400	1,268
Goodyear Tire & Rubber	19,600	527
Graham Holdings, Cl B	300	216
H&R Block	22,800	721
Harley-Davidson	18,600	1,229
Harman International Industries	5,500	576
Hasbro	8,500	469
Home Depot	123,100	10,098
International Game Technology	19,800	299
Interpublic Group	35,600	631
Johnson Controls	61,300	3,028
Kohl’s	16,400	921
L Brands	20,000	1,127
Leggett & Platt	10,400	333
Lennar, Cl A	14,200	623
Lowe’s	92,900	4,648
Macy’s	32,000	1,851
Marriott International, Cl A	20,900	1,133
Mattel	31,100	1,160
McDonald’s	87,100	8,288
Michael Kors Holdings *	15,200	1,490
Mohawk Industries *	5,100	722
NetFlix *	5,100	2,273
Newell Rubbermaid	24,100	774
News *	44,800	821
NIKE, Cl B	66,300	5,191
Nordstrom	12,200	750
Omnicom Group	22,300	1,688

Description	Shares	Market Value ($ Thousands)

O’Reilly Automotive *	9,900	$1,493
PetSmart	8,600	577
priceline.com *	4,500	6,070
PulteGroup	28,700	602
PVH	7,100	898
Ralph Lauren, Cl A	4,800	773
Ross Stores	19,900	1,449
Scripps Networks Interactive, Cl A	9,200	747
Staples	53,400	726
Starbucks	66,900	4,747
Starwood Hotels & Resorts Worldwide	16,200	1,336
Target	56,400	3,527
Tiffany	9,400	877
Time Warner	78,500	5,270
Time Warner Cable, Cl A	25,200	3,537
TJX	63,400	3,897
Tractor Supply	12,100	854
TripAdvisor *	10,000	1,002
Twenty-First Century Fox, Cl A	170,300	5,712
Urban Outfitters *	10,300	386
VF	30,000	1,758
Viacom, Cl B	36,300	3,185
Walt Disney	143,800	11,620
Whirlpool	7,300	1,056
Wyndham Worldwide	11,500	838
Wynn Resorts	7,400	1,794
Yum! Brands	39,900	2,956

		182,303

Consumer Staples — 9.4%
Altria Group	173,500	6,291
Archer-Daniels-Midland	56,100	2,278
Avon Products	34,000	526
Beam	14,400	1,195
Brown-Forman, Cl B	13,700	1,148
Campbell Soup	15,100	654
Clorox	10,700	934
Coca-Cola	333,900	12,755
Coca-Cola Enterprises	22,500	1,059
Colgate-Palmolive	78,000	4,901
ConAgra Foods	36,100	1,025
Constellation Brands, Cl A *	14,800	1,199
Costco Wholesale	38,800	4,532
CVS Caremark	103,300	7,555
Dr. Pepper Snapple Group	16,000	834
Estee Lauder, Cl A	21,500	1,480
General Mills	56,900	2,847
Hershey	13,000	1,376
Hormel Foods	11,200	531
JM Smucker	9,400	940
Kellogg	23,700	1,438
Kimberly-Clark	33,100	3,653
Kraft Foods Group	51,666	2,856
Kroger	43,700	1,833
Lorillard	33,600	1,648
McCormick	10,500	697
Mead Johnson Nutrition, Cl A	17,500	1,427
Molson Coors Brewing, Cl B	13,100	745
Mondelez International, Cl A	155,500	5,292
Monster Beverage *	12,100	895
PepsiCo	135,000	10,809
Philip Morris International	141,000	11,408

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Procter & Gamble	238,600	$18,768
Reynolds American	28,900	1,469
Safeway	21,800	816
Sysco	49,600	1,787
Tyson Foods, Cl A	24,200	955
Walgreen	75,600	5,137
Wal-Mart Stores	141,300	10,555
Whole Foods Market	33,800	1,827

		138,075

Energy — 9.9%
Anadarko Petroleum	44,900	3,779
Apache	35,700	2,831
Baker Hughes	37,700	2,386
Cabot Oil & Gas	36,400	1,274
Cameron International *	22,000	1,409
Chesapeake Energy	46,900	1,215
Chevron	168,800	19,468
ConocoPhillips	106,300	7,069
CONSOL Energy	19,100	766
Denbury Resources	31,000	507
Devon Energy	32,300	2,081
Diamond Offshore Drilling	5,000	236
Ensco, Cl A	20,200	1,064
EOG Resources	23,700	4,489
EQT	12,500	1,279
Exxon Mobil	382,700	36,842
FMC Technologies *	20,700	1,040
Halliburton	75,500	4,303
Helmerich & Payne	9,200	908
Hess	24,300	1,945
Kinder Morgan	56,777	1,808
Marathon Oil	59,800	2,003
Marathon Petroleum	27,100	2,276
Murphy Oil	13,900	825
Nabors Industries	19,300	444
National Oilwell Varco	38,400	2,958
Newfield Exploration *	10,000	282
Noble	22,700	705
Noble Energy	30,600	2,104
Occidental Petroleum	69,900	6,747
ONEOK	19,200	1,135
Peabody Energy	20,200	355
Phillips 66	52,000	3,893
Pioneer Natural Resources	12,800	2,575
QEP Resources	14,900	431
Range Resources	13,600	1,170
Rowan, Cl A	9,100	304
Schlumberger	115,900	10,779
Southwestern Energy *	32,500	1,344
Spectra Energy	56,900	2,121
Tesoro	11,500	587
Transocean	28,600	1,213
Valero Energy	48,700	2,337
Williams	57,600	2,379
WPX Energy *	16,000	282

		145,948

Financials — 15.7%
ACE	30,500	2,985
Aflac	41,800	2,679
Allstate	41,100	2,230
American Express	79,900	7,293
American International Group	127,800	6,361

Description	Shares	Market Value ($ Thousands)

American Tower, Cl A ‡	33,400	$2,721
Ameriprise Financial	16,900	1,842
Aon	27,200	2,328
Apartment Investment & Management, Cl A ‡	10,800	323
Assurant	6,300	413
AvalonBay Communities ‡	11,200	1,444
Bank of America	937,000	15,489
Bank of New York Mellon	102,500	3,280
BB&T	59,600	2,253
Berkshire Hathaway, Cl B *	158,000	18,293
BlackRock, Cl A	11,341	3,457
Boston Properties ‡	13,100	1,473
Capital One Financial	51,400	3,774
CBRE Group, Cl A *	25,800	721
Charles Schwab	104,300	2,765
Chubb	22,800	1,995
Cincinnati Financial	12,500	586
Citigroup	266,700	12,970
CME Group, Cl A	28,600	2,111
Comerica	16,100	776
Crown Castle International ‡	29,000	2,201
Discover Financial Services	40,800	2,341
E*TRADE Financial *	21,100	474
Equity Residential ‡	28,100	1,643
Fifth Third Bancorp	75,400	1,636
Franklin Resources	34,300	1,826
General Growth Properties ‡	46,400	1,022
Genworth Financial, Cl A *	45,000	699
Goldman Sachs Group	37,300	6,209
Hartford Financial Services Group	41,100	1,446
HCP ‡	38,800	1,504
Health Care ‡	25,200	1,480
Host Hotels & Resorts ‡	64,900	1,277
Hudson City Bancorp	35,200	334
Huntington Bancshares	69,700	664
IntercontinentalExchange Group	10,353	2,162
Invesco	38,500	1,321
JPMorgan Chase	330,000	18,751
KeyCorp	77,000	1,014
Kimco Realty ‡	34,000	757
Legg Mason	9,300	427
Leucadia National	24,500	685
Lincoln National	22,400	1,123
Loews	26,700	1,161
M&T Bank	10,600	1,236
Macerich ‡	11,400	686
Marsh & McLennan	46,900	2,259
McGraw-Hill	23,200	1,848
MetLife	99,500	5,042
Moody’s	15,700	1,240
Morgan Stanley	123,500	3,804
NASDAQ OMX Group	9,100	349
Northern Trust	19,500	1,206
People’s United Financial	25,600	363
Plum Creek Timber ‡	13,500	584
PNC Financial Services Group	47,400	3,876
Principal Financial Group	23,800	1,079
Progressive	48,100	1,178
Prologis ‡	45,500	1,874
Prudential Financial	41,300	3,493

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Public Storage ‡	12,300	$2,079
Regions Financial	117,500	1,250
Simon Property Group ‡	27,600	4,452
SLM	36,900	883
SunTrust Banks	46,300	1,745
T. Rowe Price Group	22,200	1,802
Torchmark	7,700	597
Travelers	32,600	2,733
Unum Group	22,900	796
US Bancorp	158,500	6,521
Ventas ‡	27,000	1,686
Vornado Realty Trust ‡	14,700	1,415
Wells Fargo	420,700	19,529
Weyerhaeuser ‡	49,700	1,467
XL Group, Cl A	24,500	745
Zions Bancorporation	13,500	421

		230,957

Health Care — 13.5%
Abbott Laboratories	134,200	5,338
AbbVie	138,000	7,026
Actavis *	15,100	3,334
Aetna	31,318	2,277
Agilent Technologies	28,700	1,634
Alexion Pharmaceuticals *	17,000	3,006
Allergan	26,500	3,365
AmerisourceBergen	19,200	1,303
Amgen	66,000	8,185
Baxter International	48,500	3,371
Becton Dickinson	16,400	1,890
Biogen Idec *	20,500	6,984
Boston Scientific *	122,700	1,607
Bristol-Myers Squibb	142,900	7,684
C.R. Bard	6,400	923
Cardinal Health	30,900	2,210
CareFusion *	18,700	758
Celgene *	35,800	5,755
Cerner *	25,400	1,559
Cigna	25,000	1,990
Covidien	39,100	2,813
DaVita *	15,700	1,079
Dentsply International	12,400	563
Edwards Lifesciences *	9,600	670
Eli Lilly	86,000	5,126
Express Scripts Holding *	69,900	5,264
Forest Laboratories *	21,500	2,098
Gilead Sciences *	134,900	11,168
Hospira *	13,800	597
Humana	14,200	1,597
Intuitive Surgical *	3,500	1,557
Johnson & Johnson	247,500	22,800
Laboratory Corp of America Holdings *	7,700	720
McKesson	20,500	3,630
Medtronic	86,600	5,132
Merck	256,800	14,635
Mylan Laboratories *	34,800	1,934
Patterson	6,800	280
PerkinElmer	8,500	385
Perrigo	12,100	1,990
Pfizer	568,896	18,267
Quest Diagnostics	13,100	694
Regeneron Pharmaceuticals *	6,800	2,261
St. Jude Medical	26,700	1,797

Description	Shares	Market Value ($ Thousands)

Stryker	24,900	$1,998
Tenet Healthcare *	7,900	349
Thermo Fisher Scientific	34,400	4,284
UnitedHealth Group	87,400	6,753
Varian Medical Systems *	9,700	813
Vertex Pharmaceuticals *	19,500	1,577
Waters *	7,200	802
WellPoint	26,600	2,410
Zimmer Holdings	14,000	1,314
Zoetis, Cl A	41,567	1,289

		198,845

Industrials — 10.6%
3M	55,500	7,478
ADT	18,300	562
Allegion	7,433	404
Ametek	20,600	1,097
Boeing	60,000	7,735
C.H. Robinson Worldwide	12,500	648
Caterpillar	55,200	5,353
Cintas	7,800	473
CSX	88,000	2,439
Cummins	15,800	2,306
Danaher	52,000	3,977
Deere	34,300	2,947
Delta Air Lines	72,300	2,401
Dover	15,600	1,471
Dun & Bradstreet	3,500	347
Eaton	41,201	3,078
Emerson Electric	61,100	3,987
Equifax	10,200	715
Expeditors International of Washington	18,500	731
Fastenal	24,100	1,137
FedEx	26,500	3,533
Flowserve	11,900	966
Fluor	15,200	1,181
General Dynamics	29,900	3,275
General Electric	887,400	22,602
Honeywell International	68,100	6,431
Illinois Tool Works	36,600	3,020
Ingersoll-Rand	22,300	1,363
Iron Mountain	15,827	431
Jacobs Engineering Group *	11,000	667
Joy Global	8,800	484
Kansas City Southern	10,200	958
L-3 Communications Holdings, Cl 3	7,600	877
Lockheed Martin	24,000	3,895
Masco	30,100	703
Nielsen Holdings	23,600	1,117
Norfolk Southern	27,800	2,555
Northrop Grumman	20,000	2,421
Paccar	32,200	2,120
Pall	9,300	800
Parker Hannifin	12,900	1,555
Pentair	18,346	1,483
Pitney Bowes	16,500	420
Precision Castparts	13,000	3,352
Quanta Services *	17,700	623
Raytheon	28,700	2,810
Republic Services, Cl A	23,400	798
Robert Half International	10,100	414
Rockwell Automation	11,600	1,425

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Rockwell Collins	11,300	$933
Roper Industries	9,200	1,248
Ryder System	4,900	369
Snap-on	5,300	595
Southwest Airlines	60,000	1,346
Stanley Black & Decker	14,400	1,196
Stericycle *	6,800	775
Textron	26,300	1,044
Tyco International	40,100	1,691
Union Pacific	40,400	7,287
United Parcel Service, Cl B	62,000	5,938
United Technologies	73,300	8,578
Waste Management	36,700	1,523
WW Grainger	5,200	1,326
Xylem	16,000	630

		156,044

Information Technology — 18.6%
Accenture, Cl A	55,200	4,601
Adobe Systems *	40,300	2,765
Akamai Technologies *	14,800	905
Alliance Data Systems *	4,100	1,169
Altera	28,400	1,031
Amphenol, Cl A	13,300	1,171
Analog Devices	26,700	1,357
Apple	78,800	41,468
Applied Materials	109,400	2,074
Autodesk *	19,600	1,028
Automatic Data Processing	43,000	3,344
Broadcom, Cl A	45,100	1,340
CA	27,500	921
Cisco Systems	467,000	10,181
Citrix Systems *	15,600	937
Cognizant Technology Solutions, Cl A *	27,200	2,830
Computer Sciences	13,100	828
Corning	130,600	2,517
eBay *	101,100	5,942
Electronic Arts *	27,600	789
EMC	182,700	4,818
F5 Networks *	6,500	730
Facebook, Cl A *	142,700	9,769
Fidelity National Information Services	26,700	1,485
First Solar *	6,800	388
Fiserv *	22,200	1,289
FLIR Systems	11,600	396
Google, Cl A *	24,600	29,905
Harris	9,100	672
Hewlett-Packard	166,800	4,984
Intel	437,600	10,835
International Business Machines	89,600	16,591
Intuit	25,800	2,016
Jabil Circuit	14,700	272
Juniper Networks *	41,000	1,096
Kla-Tencor	14,700	958
Lam Research *	14,687	760
Linear Technology	19,600	918
LSI *	41,100	456
Mastercard, Cl A	89,800	6,979
Microchip Technology	16,500	752
Micron Technology *	91,300	2,208
Microsoft	666,100	25,518

Description	Shares	Market Value ($ Thousands)

Motorola Solutions	19,900	$1,317
NetApp	30,000	1,212
Nvidia	51,800	952
Oracle	308,700	12,073
Paychex	26,900	1,123
Qualcomm	148,700	11,196
Red Hat *	15,300	903
Salesforce.com *	49,600	3,094
SanDisk	20,600	1,531
Seagate Technology	27,400	1,430
Symantec	63,900	1,373
TE Connectivity	34,800	2,039
Teradata *	13,700	629
Texas Instruments	97,300	4,375
Total System Services	12,500	381
VeriSign *	12,600	694
Visa, Cl A	44,800	10,122
Western Digital	17,800	1,548
Western Union	49,200	823
Xerox	100,400	1,103
Xilinx	21,700	1,133
Yahoo! *	84,300	3,260

		273,304

Materials — 3.5%
Air Products & Chemicals	19,100	2,317
Airgas	5,500	593
Alcoa	88,900	1,044
Allegheny Technologies	8,500	270
Avery Dennison	7,400	369
Ball	11,200	622
Bemis	8,000	314
CF Industries Holdings	4,700	1,179
Cliffs Natural Resources	14,700	295
Dow Chemical	105,200	5,124
E.I. du Pont de Nemours	80,400	5,356
Eastman Chemical	12,900	1,128
Ecolab	24,400	2,629
FMC	11,300	872
Freeport-McMoRan Copper & Gold, Cl B	92,700	3,024
International Flavors & Fragrances	7,400	694
International Paper	38,000	1,858
LyondellBasell Industries, Cl A	39,000	3,435
MeadWestvaco	15,200	569
Monsanto	45,600	5,017
Mosaic	28,600	1,397
Newmont Mining	44,000	1,023
Nucor	29,200	1,467
Owens-Illinois *	12,300	417
PPG Industries	12,800	2,532
Praxair	26,300	3,429
Sealed Air	14,900	507
Sherwin-Williams	7,400	1,484
Sigma-Aldrich	9,900	935
United States Steel	11,800	286
Vulcan Materials	11,800	802

		50,988

Telecommunication Services — 2.4%
AT&T	462,800	14,777
CenturyLink	53,900	1,685
Frontier Communications	73,000	356

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2014

Description	Shares/Contracts	Market Value ($ Thousands)

Verizon Communications	363,200	$17,281
Windstream Holdings	55,000	441

		34,540

Utilities — 2.9%
AES	52,200	713
AGL Resources	10,900	513
Ameren	19,300	780
American Electric Power	41,400	2,078
Centerpoint Energy	35,300	835
CMS Energy	22,400	637
Consolidated Edison	26,900	1,508
Dominion Resources	50,400	3,498
DTE Energy	14,500	1,040
Duke Energy	61,230	4,340
Edison International	28,100	1,472
Entergy	14,800	945
Exelon	72,200	2,196
FirstEnergy	36,900	1,136
Integrys Energy Group	5,700	326
NextEra Energy	38,500	3,518
NiSource	27,900	971
Northeast Utilities	27,400	1,218
NRG Energy	25,600	744
Pepco Holdings	23,200	473
PG&E	41,100	1,811
Pinnacle West Capital	10,100	562
PPL	54,200	1,750
Public Service Enterprise Group	43,500	1,595
SCANA	11,000	544
Sempra Energy	20,700	1,956
Southern	78,800	3,337
TECO Energy	16,000	268
Wisconsin Energy	19,100	840
Xcel Energy	43,100	1,305

		42,909

Total Common Stock (Cost $1,159,817) ($ Thousands)		1,453,913

EXCHANGE TRADED FUND — 0.4%
SPDR S&P ETF Trust (Cost $5,978) ($ Thousands)	33,369	6,217

Total Investments — 99.4% (Cost $1,165,795) ($ Thousands) ††		$1,460,130

PURCHASED OPTION* — 0.0%
EUR Currency Option, Call, Expires 04/19/14, Strike Price $1.28	386,355,045	$35

Total Purchased Option (Premiums Received $1,000) ($ Thousands)		$35

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
MINI MSCI Emerging Market	2,277	Mar-2014	$(2,918)
Russell 2000 Index E-MINI	(462)	Mar-2014	(2,682)
S&P 500 Index EMINI	(592)	Mar-2014	(1,970)

			$(7,570)

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/23/14	EUR	460,811	USD	626,368	$(10,004)
4/23/14	JPY	15,402,479	USD	147,568	(3,409)
4/23/14	USD	19,941	EUR	14,756	437
4/23/14	USD	151,827	JPY	15,402,479	(851)

					$(13,827)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of Montreal	(37,744)	36,889	$(855)
Barclays PLC	(159,093)	156,567	(2,526)
Citigroup	(37,744)	36,904	(840)
Goldman Sachs	(37,744)	36,874	(870)
JPMorgan Chase Bank	(13,947)	14,262	315
Royal Bank of Scotland	(168,079)	165,586	(2,493)
Societe General	(301,935)	298,590	(3,345)
Standard Bank	(37,744)	36,899	(845)
Standard New York	(5,994)	6,116	122
UBS	(159,093)	156,603	(2,490)

			$(13,827)

For the period ended February 28, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,469,183 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $1,165,795 ($ Thousands), and the unrealized appreciation and depreciation were $310,294 ($ Thousands) and $(15,959) ($ Thousands), respectively.

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

JPY— Japanese Yen

MSCI— Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2014

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,453,913	$—	$—	$1,453,913
Exchange Traded Fund	6,217	—	—	6,217

Total Investments in Securities	$1,460,130	$—	$—	$1,460,130

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$35	$—	$—	$35
Futures Contracts *
Unrealized Depreciation	—	(7,570)	—	(7,570)
Forwards Contracts *
Unrealized Appreciation	—	437	—	437
Unrealized Depreciation	—	(14,264)	—	(14,264)

Total Other Financial Instruments	$35	$(21,397)	$—	$(21,362)

*	Forwards contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 15.1%

Consumer Discretionary — 0.2%
Brookfield Residential Properties *	12,273	$273
Regal Entertainment Group, Cl A	40,260	741
		1,014

Energy — 6.2%
Anadarko Petroleum	26,820	2,257
Chevron	73,070	8,427
Cimarex Energy	8,420	974
ConocoPhillips	19,560	1,301
EOG Resources	10,940	2,072
Exxon Mobil	126,000	12,130
Halliburton	18,320	1,044
Helix Energy Solutions Group *	26,100	617
Hess	16,900	1,353
Murphy Oil	16,920	1,005
Nabors Industries	30,540	703
Noble Energy	19,530	1,343
Occidental Petroleum	37,125	3,583
Rosetta Resources *	15,390	683
Schlumberger	17,010	1,582
Valero Energy	24,720	1,186
Whiting Petroleum *	10,420	716

		40,976

Financials — 7.8%
Altisource Residential, Cl B ‡	8,063	230
American Campus Communities ‡	9,510	351
American Realty Capital Properties ‡	74,680	1,097
Apartment Investment & Management, Cl A ‡	11,770	352
Armada Hoffler Properties ‡	19,727	193
Ashford Hospitality Prime ‡	51,119	856
Ashford Hospitality Trust ‡	81,850	915
Associated Estates Realty ‡	53,900	922
AvalonBay Communities ‡	6,245	805
BioMed Realty Trust ‡	19,890	411
Boston Properties ‡	12,820	1,441
Chambers Street Properties ‡	38,120	302
Chesapeake Lodging Trust ‡	15,330	399
Columbia Property Trust ‡	23,240	617
Corporate Office Properties Trust ‡	8,446	225
Cousins Properties ‡	67,898	784
CubeSmart ‡	28,990	508
DDR ‡	58,282	969
DiamondRock Hospitality ‡	86,010	1,085
Digital Realty Trust ‡	11,690	633
Douglas Emmett ‡	13,180	355
EPR Properties ‡	4,470	238
Equity Residential ‡	20,830	1,218
Essex Property Trust ‡	7,070	1,183
Extra Space Storage ‡	17,350	852
Federal Realty Investment Trust ‡	5,250	584
Franklin Street Properties ‡	10,150	127
General Growth Properties ‡	66,770	1,470
Gramercy Property Trust ‡	88,670	514

Description	Shares	Market Value ($ Thousands)

HCP ‡	34,060	$1,321
Health Care ‡	22,280	1,309
Hersha Hospitality Trust, Cl A ‡	95,890	539
Host Hotels & Resorts ‡	47,800	940
Inland Real Estate ‡	31,720	340
Kennedy-Wilson Holdings	34,280	867
Kilroy Realty ‡	8,010	461
Kimco Realty ‡	29,130	648
Kite Realty Group Trust ‡	80,751	499
Lexington Realty Trust ‡	76,061	868
LTC Properties ‡	26,480	998
Mack-Cali Realty ‡	8,740	195
Medical Properties Trust ‡	81,895	1,080
Mid-America Apartment Communities ‡	16,780	1,135
National Retail Properties ‡	11,630	417
NorthStar Realty Finance ‡	29,520	458
Omega Healthcare Investors ‡	38,190	1,221
Parkway Properties ‡	52,608	970
Pebblebrook Hotel Trust ‡	17,440	580
Prologis ‡	43,016	1,772
Public Storage ‡	11,350	1,918
Ramco-Gershenson Properties ‡	54,874	916
Regency Centers ‡	2,270	115
Senior Housing Properties Trust ‡	19,740	440
Simon Property Group ‡	30,540	4,926
SL Green Realty ‡	17,720	1,760
Sovran Self Storage ‡	3,390	251
STAG Industrial ‡	41,513	968
Strategic Hotels & Resorts ‡ *	16,060	160
Sun Communities ‡	2,059	95
Ventas ‡	21,150	1,320
Vornado Realty Trust ‡	10,570	1,018
Weingarten Realty Investors ‡	15,460	472
WP Carey ‡	21,670	1,377

		51,990

Materials — 0.9%
Freeport-McMoRan Copper & Gold, Cl B	60,300	1,967
Huntsman	58,710	1,430
Monsanto	22,840	2,513

		5,910

Total Common Stock (Cost $91,485) ($ Thousands)		99,890

FOREIGN COMMON STOCK — 12.3%

Argentina — 0.1%
Ternium ADR	20,250	600

Australia — 0.7%
BHP Billiton	100,900	3,465
BlueScope Steel *	127,737	703
Stockland ‡	74,300	257

		4,425

Austria — 0.1%
Voestalpine	14,380	648

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Brazil — 0.7%
Duratex	110,000	$512
Petroleo Brasileiro ADR, Cl A	118,670	1,384
Petroleo Brasileiro ADR	229,870	2,574

		4,470

Canada — 1.9%
Allied Properties ‡	25,700	778
Artis ‡	39,410	558
Barrick Gold	29,750	606
Chartwell Retirement Residences ‡	38,230	357
Cominar ‡	25,730	421
Dominion Diamond *	39,900	568
Dundee, Cl A (Canada) ‡	26,490	707
Goldcorp	81,430	2,190
Granite ‡	23,394	808
New Gold *	60,580	370
North American Palladium *	1,550,059	600
Potash Corp of Saskatchewan	17,010	562
RioCan ‡	23,811	565
Suncor Energy	106,556	3,516

		12,606

China — 0.5%
Anhui Conch Cement	175,500	640
China Petroleum & Chemical	3,070,800	2,726

		3,366

France — 0.7%
Arkema	8,060	877
Total	61,680	4,007

		4,884

Germany — 0.1%
Norddeutsche Affinerie	9,580	534

Italy — 0.4%
Eni	121,240	2,927

Japan — 0.5%
Denki Kagaku Kogyo	148,000	569
Inpex	98,600	1,246
JFE Holdings	61,200	1,241

		3,056

Netherlands — 0.4%
Koninklijke DSM	23,849	1,525
LyondellBasell Industries, Cl A	15,121	1,332

		2,857

Norway — 0.6%
Aker Solutions	72,740	1,225
Det Norske Oljeselskap *	88,540	962
Odfjell Drilling *	101,870	590
Statoil	39,680	1,049

		3,826

Russia — 0.7%
Gazprom OAO ADR	377,490	2,907
MMC Norilsk Nickel ADR	94,310	1,601

		4,508

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Singapore — 0.0%
UOL Group	48,000	$232

South Africa — 0.1%
Sappi *	198,800	638

Sweden — 0.1%
Lundin Petroleum *	47,670	958

Switzerland — 0.5%
Glencore Xstrata	568,659	3,137

Turkey — 0.1%
Koza Altin Isletmeleri	65,730	565

United Kingdom — 4.1%
BG Group	280,780	5,122
BP	539,260	4,558
Johnson Matthey	11,230	614
Mondi	54,150	995
Rio Tinto	107,520	6,185
Royal Dutch Shell, Cl A	203,296	7,428
Royal Dutch Shell, Cl B	56,960	2,221

		27,123

Total Foreign Common Stock (Cost $76,702) ($ Thousands)		81,360

MORTGAGE-BACKED SECURITIES — 4.2%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	$977	971
FNMA
3.500%, 12/01/2042	1,725	1,754

		2,725

Non-Agency Mortgage-Backed Obligations — 3.8%
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A1A
5.415%, 09/10/2047	758	826
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (A)	78	83
Bear Stearns Commercial Mortgage Securities Trust, Ser PW12, Cl A4
5.711%, 09/11/2038 (A)	1,060	1,158
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.784%, 03/15/2049 (A)	161	175
COMM Mortgage Trust, Ser SFS, Cl A1
1.873%, 04/12/2035 (B)	1,540	1,506
Commercial Mortgage Loan Trust, Ser LS1, Cl A1A
6.009%, 12/10/2049 (A)	1,270	1,437

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass- Through Certificates, Ser 2006-C3, Cl AJ
5.790%, 06/15/2038 (A)	$105	$105
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,263	1,393
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	266
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.703%, 02/25/2047 (A)	206	161
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.790%, 06/15/2038 (A)	1,259	1,368
CW Capital Cobalt, Ser 2007- C3, Cl A4
5.770%, 05/15/2046 (A)	179	199
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.346%, 12/25/2036 (A)	347	211
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.858%, 12/05/2031 (A) (B)	140	140
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (B)	180	178
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	172	149
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M2
4.556%, 01/25/2024 (A)	222	226
GS Mortgage Securites, Ser 2006-AR4, Cl A2
0.346%, 04/10/2031 (A)	244	237
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	215	231
GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.007%, 11/08/2029 (A) (B)	280	279
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (A) (B)	1,485	1,426
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	280	281
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.406%, 03/25/2035 (A)	186	158
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.276%, 07/25/2036 (A)	201	153
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.356%, 10/25/2036 (A)	214	183

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A1A
5.431%, 06/12/2047 (A)	$1,169	$1,287
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.712%, 02/12/2049 (A)	100	109
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AIA
5.746%, 02/12/2051 (A)	808	909
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.011%, 02/15/2051 (A)	75	84
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,198	1,325
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	1,450	1,491
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	775	783
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (A)	1,275	1,433
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	305	337
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	256	283
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/2038	60	60
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (A)	196	214
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	337
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	739	807
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.650%, 06/11/2042 (A)	460	518
Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.406%, 11/25/2023 (A)	785	789
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.355%, 02/25/2024 (A)	480	486

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M3
4.655%, 02/25/2024 (A)	$560	$573
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	96
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	186
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C25, Cl A1A
5.722%, 05/15/2043 (A)	503	550
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	277

		25,463

Total Mortgage-Backed Securities (Cost $28,196) ($ Thousands)		28,188

CORPORATE OBLIGATIONS — 3.2%

Consumer Discretionary — 0.4%
21st Century Fox America
4.000%, 10/01/2023	117	119
CBS
5.750%, 04/15/2020	145	165
Comcast
6.450%, 03/15/2037	40	49
Dana Holdings
6.000%, 09/15/2023	91	94
DIRECTV Holdings
4.600%, 02/15/2021	60	63
3.800%, 03/15/2022	315	311
DISH DBS
5.000%, 03/15/2023	255	253
Dollar General
4.125%, 07/15/2017	29	31
News America
6.150%, 02/15/2041	75	87
4.500%, 02/15/2021	90	98
3.000%, 09/15/2022	420	405
Omnicom Group
3.625%, 05/01/2022	58	58
Sirius XM Radio
4.625%, 05/15/2023 (B)	254	239
Time Warner
4.700%, 01/15/2021	130	142
3.400%, 06/15/2022	440	438
Time Warner Cable
4.125%, 02/15/2021	65	68

		2,620

Consumer Staples — 0.1%
Altria Group
4.750%, 05/05/2021	215	235
Bunge Finance
4.100%, 03/15/2016	125	132
Kroger
3.400%, 04/15/2022	452	452

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reynolds American
3.250%, 11/01/2022	$107	$102

		921

Energy — 0.6%
Cimarex Energy
5.875%, 05/01/2022	54	58
DCP Midstream
4.750%, 09/30/2021 (B)	75	77
Denbury Resources
4.625%, 07/15/2023	255	240
Energy Transfer Partners
5.200%, 02/01/2022	465	500
4.650%, 06/01/2021	85	89
Enterprise Products Operating
5.200%, 09/01/2020	110	124
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	48
3.950%, 09/01/2022	536	536
Marathon Petroleum
5.125%, 03/01/2021	47	53
Nabors Industries
5.100%, 09/15/2023 (B)	110	114
Noble Energy
8.250%, 03/01/2019	174	219
4.150%, 12/15/2021	340	359
ONEOK
4.250%, 02/01/2022	111	108
Regency Energy Partners
4.500%, 11/01/2023	72	67
Spectra Energy Capital
6.200%, 04/15/2018	115	131
Transocean
6.375%, 12/15/2021	2	2
3.800%, 10/15/2022	240	228
Valero Energy
6.125%, 02/01/2020	149	175
Williams
3.700%, 01/15/2023	492	445
Williams Partners
4.000%, 11/15/2021	150	153
3.350%, 08/15/2022	485	465

		4,191

Financials — 1.0%
American International Group
6.400%, 12/15/2020	60	72
5.600%, 10/18/2016	60	67
4.875%, 06/01/2022	410	451
American Tower ‡
5.050%, 09/01/2020	145	158
4.700%, 03/15/2022	230	240
3.500%, 01/31/2023	110	104
Bank of America
5.200%, 12/29/2049 (A)	251	236
Citigroup
6.875%, 03/05/2038	13	17
5.950%, 12/29/2049 (A)	295	291
Ford Motor Credit
5.875%, 08/02/2021	200	231
4.375%, 08/06/2023	260	269
Goldman Sachs Group MTN
1.833%, 11/29/2023 (A)	595	607

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hartford Financial Services Group
5.500%, 03/30/2020	$80	$92
5.125%, 04/15/2022	335	374
HCP ‡
5.375%, 02/01/2021	205	230
Health Care ‡
5.250%, 01/15/2022	540	594
Healthcare Realty Trust ‡
5.750%, 01/15/2021	320	354
Host Hotels & Resorts ‡
5.250%, 03/15/2022	70	76
HSBC Finance
6.676%, 01/15/2021	60	71
JPMorgan Chase
6.400%, 05/15/2038	40	50
Lincoln National
4.200%, 03/15/2022	110	116
MetLife
7.717%, 02/15/2019	50	63
5.700%, 06/15/2035	65	75
Morgan Stanley
5.500%, 07/28/2021	168	191
4.750%, 03/22/2017	40	44
Murray Street Investment Trust I
4.647%, 03/09/2017(C)	18	19
Nationwide Financial Services
5.375%, 03/25/2021(B)	320	352
PNC Bank
3.800%, 07/25/2023	460	464
Prudential Financial
5.625%, 06/15/2043(A)	290	299
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (A) (B)	240	253
SLM MTN
7.250%, 01/25/2022	15	16

		6,476

Health Care — 0.1%
Actavis
3.250%, 10/01/2022	77	74
Humana
6.450%, 06/01/2016	115	128
Thermo Fisher Scientific
4.150%, 02/01/2024	276	284

		486

Industrials — 0.1%
CSX
4.750%, 05/30/2042	320	322
Republic Services
3.800%, 05/15/2018	130	139

		461

Information Technology — 0.1%
Intel
4.800%, 10/01/2041	95	97
Motorola Solutions
3.500%, 03/01/2023	369	353
Total System Services
3.750%, 06/01/2023	272	258
2.375%, 06/01/2018	90	90

		798

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 0.3%
Barrick North America Finance LLC
4.400%, 05/30/2021	$222	$225
Dow Chemical
4.375%, 11/15/2042	39	36
4.250%, 11/15/2020	65	70
4.125%, 11/15/2021	85	89
3.000%, 11/15/2022	425	405
International Paper
7.950%, 06/15/2018	110	135
4.750%, 02/15/2022	415	450
Sealed Air
5.250%, 04/01/2023 (B)	204	207

		1,617

Telecommunication Services — 0.4%
AT&T
5.350%, 09/01/2040	113	116
3.000%, 02/15/2022	485	468
Reed Elsevier Capital
8.625%, 01/15/2019	455	579
Sprint
7.875%, 09/15/2023 (B)	245	271
T-Mobile USA
6.625%, 04/01/2023	230	247
Verizon Communications
7.350%, 04/01/2039	125	162
5.500%, 02/15/2018	340	386
5.150%, 09/15/2023	649	711

		2,940

Utilities — 0.1%
CMS Energy
5.050%, 03/15/2022	52	58
Constellation Energy Group
5.150%, 12/01/2020	26	28
MidAmerican Energy Holdings
6.125%, 04/01/2036	275	329
Pacific Gas & Electric
4.500%, 12/15/2041	65	64

		479

Total Corporate Obligations (Cost $20,539) ($ Thousands)		20,989

ASSET-BACKED SECURITIES — 3.0%

Automotive — 2.2%
Ally Auto Receivables Trust,
Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	477	477
Ally Master Owner Trust,
Ser 2011-3, Cl A2
1.810%, 05/15/2016	385	386
Ally Master Owner Trust,
Ser 2013-1, Cl A2
1.000%, 02/15/2018	260	261
Ally Master Owner Trust,
Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,051
AmeriCredit Automobile Receivables Trust, Ser 2012- 3, Cl A3
0.960%, 01/09/2017	210	211

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	$90	$90
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	120	120
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	540	541
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	335	336
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	710	733
Avis Budget Rental Car Funding LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (B)	1,119	1,119
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	170	171
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.555%, 09/15/2017 (A) (B)	425	426
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	202	202
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	685	688
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	161
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	133	133
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	357	357
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (B)	76	76
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (B)	99	100
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	415	415
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.610%, 09/15/2017	221	221
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (B)	88	88
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (B)	207	187
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	223	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	$100	$100
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.855%, 02/15/2017 (A) (B)	450	457
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	246	246
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.540%, 01/15/2018 (A)	257	257
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	770	770
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.644%, 06/20/2017 (A)	255	256
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.711%, 12/10/2027 (A) (B)	676	677
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (B)	715	715
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/2016 (B)	45	45
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016 (B)	273	273
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	200	200
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (B)	342	343
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (B)	15	15
Santander Drive Auto Receivables Trust, Ser 2012- 6, Cl A2
0.470%, 09/15/2015	27	27
Santander Drive Auto Receivables Trust, Ser 2013- 3, Cl C
1.810%, 04/15/2019	313	314
Santander Drive Auto Receivables Trust, Ser 2013- 4, Cl A3
1.110%, 01/15/2016	510	513
Santander Drive Auto Receivables Trust, Ser 2013- 5, Cl A2A
0.640%, 04/17/2017	445	445

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	$60	$60

		14,464

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2012-5, Cl A
0.590%, 05/15/2018	270	270
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.510%, 12/16/2019 (A)	416	416
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (B)	265	252
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	305	303
Chase Issuance Trust, Ser 2014-A1, Cl A
1.150%, 01/15/2019	630	632
First National Master Note Trust, Ser 2013-2, Cl A
0.685%, 10/15/2019 (A)	561	562
Penarth Master Issuer, Ser 2012-1A, Cl A1
0.725%, 03/18/2014 (A) (B)	174	174
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	160
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.535%, 12/15/2019 (A)	705	705

		3,474

Other Asset-Backed Securities — 0.3%
CGRBS, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	285	277
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (B)	86	86
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/2017	56	56
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	454	454
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	720	720
GSAA Trust, Ser 2006-5, Cl 2A3
0.426%, 03/25/2036 (A)	250	172

		1,765

Total Asset-Backed Securities (Cost $19,728) ($ Thousands)		19,703

FOREIGN BONDS — 2.1%
Asciano Finance
5.000%, 04/07/2018 (B)	130	141
Baidu
3.250%, 08/06/2018	585	598

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Ireland
2.065%, 09/22/2015 (A)	$425	$365
Barclays Bank
7.625%, 11/21/2022	250	276
6.625%, 03/30/2022	145	244
Basell Finance
8.100%, 03/15/2027 (B)	70	90
BBVA US Senior SAU
3.250%, 05/16/2014	135	136
BNP Paribas
5.186%, 06/29/2049 (A) (B)	165	169
BPCE
5.700%, 10/22/2023 (B)	438	459
Cia Minera Milpo SAA
4.625%, 03/28/2023 (B)	280	260
CNOOC Finance
3.000%, 05/09/2023	320	290
Comcel Trust
6.875%, 02/06/2024 (B)	315	326
Credit Agricole
7.875%, 01/23/2024 (A) (B)	216	232
Credit Suisse
6.500%, 08/08/2023 (B)	457	491
Danske Bank
5.684%, 12/31/2049 (A)	182	313
Delhaize Group
6.500%, 06/15/2017	115	131
Deutsche Telekom International Finance
4.875%, 03/06/2042 (B)	355	354
Embraer
5.150%, 06/15/2022	48	50
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)	296	303
Gazprom OAO Via Gaz Capital
6.212%, 11/22/2016	130	144
Gerdau Trade (B)
5.750%, 01/30/2021	105	109
4.750%, 04/15/2023	200	190
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (B) (C)	200	208
HBOS Capital Funding
4.939%, 05/29/2049 (A)	317	412
HBOS Capital Funding No.2
6.071%, 06/30/2049 (A) (B)	254	255
ING Bank
2.000%, 09/25/2015 (B)	220	224
KazMunayGas National
7.000%, 05/05/2020 (B)	120	135
Korea National Oil
3.125%, 04/03/2017 (B)	200	208
LBG Capital No.1
7.875%, 11/01/2020 (B)	350	371
Marfrig Overseas
9.500%, 05/04/2020 (B)	160	157
MCE Finance
5.000%, 02/15/2021 (B)	250	249
Minsur
6.250%, 02/07/2024 (B)	609	627
MTS International Funding
5.000%, 05/30/2023 (B)	200	185

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

Nomura Holdings
2.000%, 09/13/2016	248	$251
Odebrecht Finance
5.125%, 06/26/2022 (B)	240	239
Petroleos Mexicanos
3.500%, 07/18/2018 (B)	248	257
Petronas Capital
5.250%, 08/12/2019	125	141
Rio Tinto Finance USA
3.500%, 03/22/2022	137	138
2.875%, 08/21/2022	EUR 378	360
Rogers Communications
4.000%, 06/06/2022	20	18
Royal Bank of Scotland
9.500%, 03/16/2022 (A)	35	41
Sinopec Group Overseas
Development 2013
4.375%, 10/17/2023 (B)	700	699
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)	240	245
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	280	251
Societe Generale (A)
7.875%, 12/18/2049 (B)	242	257
5.922%, 04/05/2017 (B)	100	107
4.196%, 01/26/2015	130	181
Standard Chartered
4.000%, 07/12/2022 (A)	465	475
Talent Yield Investments
4.500%, 04/25/2022 (B)	200	198
Telecom Italia Capital
7.175%, 06/18/2019	60	69
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	355	365
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	77
Trust F/1401 ‡
5.250%, 12/15/2024 (B)	630	627
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)	500	298
Weatherford International
5.125%, 09/15/2020	155	171
4.500%, 04/15/2022	165	172
Total Foreign Bonds (Cost $14,018) ($ Thousands)		14,339

SOVEREIGN DEBT — 0.8%
Brazil Notas do Tesouro Nacional Serie F,
10.000%, 01/01/2017	BRL 9,910	4,028
Qatar Government International Bond
4.500%, 01/20/2022 (B)	200	219
Republic of Indonesia MTN
5.875%, 01/15/2024 (B)	384	413

Total Sovereign Debt (Cost $4,477) ($ Thousands)		4,660

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.7%

Financials — 0.1%
Allstate	1,975	$49
Morgan Stanley	20,000	535
State Street *	11,375	289

		873

Materials — 0.6%
Vale ADR, Cl B	322,830	4,032

Total Preferred Stock (Cost $5,090) ($ Thousands)		4,905

EXCHANGE TRADED FUND — 0.3%

United States — 0.3%
iShares US Real Estate ETF	27,830	1,902

Total Exchange Traded Fund (Cost $1,778) ($ Thousands)		1,902

	Number Of Warrants

WARRANTS — 0.1%
Oil and Natural Gas Expires 1/17/2017	195	893

(Cost $905) ($ Thousands)		893

U. S. TREASURY OBLIGATIONS — 64.2%
U.S. Treasury Bills
0.063%, 04/24/2014 (D)	$93,100	93,093
U. S. Treasury Inflation- Protected Securities
2.625%, 07/15/2017	13,516	15,312
2.500%, 07/15/2016	38,329	42,216
2.375%, 01/15/2017	1,410	1,560
2.125%, 01/15/2019	25,411	28,789
2.000%, 07/15/2014	15,794	16,135
2.000%, 01/15/2016	15,446	16,505
1.875%, 07/15/2015	28,390	29,936
1.625%, 01/15/2018	9,934	10,916
1.375%, 07/15/2018	7,527	8,276
0.500%, 04/15/2015	4,361	4,468
0.125%, 04/15/2016	37,545	38,821
0.125%, 04/15/2017	55,561	57,675
0.125%, 04/15/2018	59,754	61,883

Total U.S. Treasury Obligations (Cost $422,678) ($ Thousands)		425,585

Total Investments — 106.0% (Cost $685,596) ($ Thousands)		$702,414

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.1%
United States
Crude Oil Futures, Call Option, Expires 04/19/14, Strike Price $112.00	23	$22
Ishares DJ US Real Estate, Put Option, Expires 01/17/15, Strike Price $57.00	1,496	198
Ishares DJ US Real Estate, Put Option, Expires 01/17/15, Strike Price $59.00	749	126

Total Purchased Options (Premiums Received $916) ($ Thousands)		$346

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	(11)	Jun-2014	$(6)
Cattle Feeder	(35)	Mar-2014	(126)
Coffee - C	57	May-2014	896
Copper	23	May-2014	(20)
Corn	(89)	Dec-2014	(2)
Corn	553	May-2014	415
Cotton No.2	103	Dec-2014	(36)
Cotton No.2	(11)	Jul-2014	(4)
Cotton No.2	(174)	May-2014	59
Crude Oil	104	May-2014	349
Gasoline	70	May-2014	69
Gold	23	Apr-2014	186
Heating Oil	46	May-2014	32
Lead Future	81	May-2014	24
Lean Hogs	57	Apr-2014	312
Lean Hogs	118	Jun-2014	365
Live Cattle	59	Apr-2014	211
Live Cattle	81	Jun-2014	89
LME Aluminum	218	May-2014	130
LME Aluminum	(104)	Nov-2014	343
LME Nickle	58	May-2014	297
LME Zinc	185	May-2014	448
LME Zinc	(69)	Nov-2014	(149)
Natural Gas	254	Apr-2014	168
Natural Gas	23	Apr-2015	3
Palladium	92	Jun-2014	188
Platinum	92	Apr-2014	308
Silver	35	May-2014	178
Soybean	(26)	May-2014	(151)
Soybean Meal	69	May-2014	204
Soybean Oil	114	May-2014	186
Sugar No.11	149	Apr-2014	283
U.S. 10 -Year Treasury Note	(203)	Jun-2014	(97)
U.S. 2-Year Treasury Note	(4)	Jun-2014	—
U.S. 5-Year Treasury Note	(93)	Jul-2014	(31)
U.S. Long Treasury Bond	(31)	Jun-2014	(46)
Wheat	175	May-2014	142

			$5,217

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

A list of the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/12/14-3/18/14	EUR	14,281	USD	19,448	$(276)
3/13/14	USD	17	GBP	10	–
3/13/14-3/18/14	GBP	14,474	USD	23,641	(609)
3/18/14	AUD	4,877	USD	4,364	5
3/18/14	CNY	18,091	USD	2,966	21
3/18/14	JPY	1,600,450	USD	15,707	23
3/18/14	NOK	23,671	USD	3,803	(146)
3/18/14	RUB	171,418	USD	4,885	130
3/18/14	SEK	5,631	USD	867	(12)
3/18/14	SGD	248	USD	196	–
3/18/14	TRY	1,074	USD	481	(3)
3/18/14	USD	15,355	CNY	93,668	(107)
3/18/14-4/10/14	CAD	15,176	USD	13,714	10
3/26/14-5/5/14	BRL	32,110	USD	12,981	(563)
4/10/14	USD	94	CAD	104	–

					$(1,527)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(21,173)	21,000	$(173)
BNP Paribas	(17,442)	17,454	12
Brown Brothers Harriman	(2,719)	2,693	(26)
Credit Suisse First Boston	(879)	867	(12)
Deutsche Bank	(2,098)	2,089	(9)
Goldman Sachs	(20,019)	19,706	(313)
JPMorgan Chase Bank	(2,388)	2,331	(57)
Royal Bank of Scotland	(20,943)	20,396	(547)
Standard New York, Inc.	(12,645)	12,366	(279)
UBS	(19,633)	19,510	(123)

			$(1,527)

For the period ended February 28, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	2.98%	3-Month USD-LIBOR	01/14/24	1,990	$(49)
Morgan Stanley	3-Month AUD-BBSW	3.17%	01/13/17	7,060	29
Morgan Stanley	2.89%	3-Month USD-LIBOR	02/14/24	1,780	(23)
Morgan Stanley	3-Month AUD-BBSW	3.43%	02/13/17	6,340	32

					$(11)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Apprecitation ($Thousands)
Morgan Stanley	CDX.NA.IG, SERIES 21, VERSION 1	SELL	1.00	12/20/18	(3,000)	$23

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

A list of the open OTC swap agreements held by the Fund at February 28, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation ($ Thousands)
Credit Suisse	3-Month USD-LIBOR	2.09%	03/12/22	$250	$(4)
Fix Lookup	1.10%	3 MonthUSD-LIBOR	02/21/17	500	(5)
Morgan Stanley	2.80%	3 MonthUSD-LIBOR	03/06/42	330	43
Morgan Stanley	2.81%	3 MonthUSD-LIBOR	02/21/42	450	63
Morgan Stanley	0.56%	3-Month USD-LIBOR	03/12/14	3,880	(9)

					88

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Bank of America	Societe Generale	SELL	3.00	12/20/17	(200)	$16
Citigroup	CDX-NAIGS20V1-5Y-17426	SELL	1.00	06/20/18	(6,500)	80
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17	(170)	7

						$103

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 45 Bps	03/17/14	$36,142	$(386)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	781	(8)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	2,416	(27)
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 32 Bps	05/15/14	1,026	(11)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 42 Bps	06/16/14	811	(9)
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 46 Bps	06/16/14	11,457	(122)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 34 Bps	07/15/14	2,479	(26)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 34 Bps	07/15/14	4,353	(47)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 37 Bps	08/15/14	7,607	(81)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 37 Bps	08/15/14	7,736	(83)
Bank of America	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	09/15/14	2,241	(24)
Deutsche Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 30 Bps	09/15/14	1,920	(20)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 36 Bps	09/15/14	1,920	(20)
Goldman Sachs	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 34 Bps	10/15/14	9,232	(99)
JPMorgan Chase Bank	Dj-Ubs Commodity Index 2-Month Forward	0.13%	Index Return	03/17/14	(15,438)	101
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 39 Bps	12/15/14	1,943	(21)
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 38 Bps	02/17/15	5,601	(60)
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 37 Bps	02/17/15	1,000	(11)

						$(954)

For the period ended February 28, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of February 28, 2014, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(3,416)	Bank of America, 0.04%	$(3,416)
(5,488)	Bank of America, 0.05%	(5,488)
(6,655)	Bank of America, 0.05%	(6,655)
(12,125)	Bank of America, 0.05%	(12,125)
(7,093)	Bank of America, 0.06%	(7,093)
(5,862)	Bank of America, 0.08%	(5,862)
(12,434)	Bank of America, 0.12%	(12,434)
(11,136)	Bank of America, 0.13%	(11,136)
(15,306)	Bank of America, 0.13%	(15,306)
(1,008)	Bank of America, 0.8%	(1,008)
(7,014)	Bank of America, 0.05%	(7,014)

		$(87,537)

Percentages are based on Net Assets of $662,812 ($Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

††	At February 28, 2014, the tax basis of the Fund’s investments was $685,596 ($ Thousands), and the unrealized appreciation and depreciation were $20,877 and $(4,059) ($ Thousands), respectively.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2014.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

February 28, 2014

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BBSW — Bank Bill Swap Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

DJ — Dow Jones

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

MTN — Medium Term Note

NOK — Norwegian Krone

OTC — Over The Counter

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Sweden Krone

Ser — Series

SGD — Singapore Dollar

TRY — Turkish Lira

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$99,890	$—	$—	$99,890
Foreign Common
Stock	80,826	534	—	81,360
Mortgage-Backed
Securities	—	28,188	—	28,188
Corporate
Obligations	—	20,989	—	20,989
Asset-Backed
Securities	—	19,703	—	19,703
Foreign Bonds	—	14,339	—	14,339
Sovereign Debt	—	4,660	—	4,660
Preferred Stock	4,032	873	—	4,905
Exchange Traded Fund	1,902	—	—	1,902
Warrant	893	—	—	893
U.S. Treasury Obligations	—	425,585	—	425,585

Total Investments in Securities	$187,543	$514,871	$—	$702,414

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$346	$—	$—	$346
Futures Contracts *
Unrealized Appreciation	5,885	—	—	5,885
Unrealized Depreciation	(668)	—	—	(668)
Forwards Contracts *
Unrealized Appreciation	—	189	—	189
Unrealized Depreciation	—	(1,716)	—	(1,716)
Centrally Cleared Swaps *
Interest Rate Swaps *
Unrealized Appreciation	—	61	—	61
Unrealized Depreciation	—	(72)	—	(72)
Credit Default Swaps *
Unrealized Appreciation	—	23	—	23
OTC Swaps *
Interest Rate Swaps *
Unrealized Appreciation	—	106	—	106
Unrealized Depreciation	—	(18)	—	(18)
Credit Default Swaps*
Unrealized Appreciation	—	103	—	103
Total Return Swaps *
Unrealized Appreciation	—	101	—	101
Unrealized Depreciation	—	(1,055)	—	(1,055)

Total Other Financial Instruments	$5,563	$(2,278)	$—	$3,285

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 11.9%
Amazon.com *	13,064	$4,730
AutoNation *	2,300	121
AutoZone *	1,245	670
Bed Bath & Beyond *	7,600	515
Best Buy	9,700	258
BorgWarner	8,000	492
Cablevision Systems, Cl A	7,600	134
Carmax *	7,900	383
Carnival, Cl A	15,500	615
CBS, Cl B	19,700	1,321
Chipotle Mexican Grill, Cl A *	1,088	615
Coach	9,900	483
Comcast, Cl A	92,200	4,766
Darden Restaurants	4,600	235
Delphi Automotive	9,900	659
DIRECTV *	17,300	1,342
Discovery Communications, Cl A *	8,000	667
Dollar General *	10,400	623
Dollar Tree *	7,400	405
DR Horton	10,100	248
Expedia	3,600	283
Family Dollar Stores	3,400	223
Ford Motor	139,500	2,147
Fossil Group *	1,700	195
GameStop, Cl A	4,100	153
Gannett	8,100	241
Gap	9,400	411
Garmin (A)	4,300	231
General Motors	46,100	1,669
Genuine Parts	5,500	484
Goodyear Tire & Rubber	8,700	234
Graham Holdings, Cl B	128	92
H&R Block	9,700	307
Harley-Davidson	7,800	515
Harman International Industries	2,400	251
Hasbro	4,100	226
Home Depot	49,800	4,085
International Game Technology	8,800	133
Interpublic Group	14,700	260
Johnson Controls	24,200	1,195
Kohl’s	7,100	399
L Brands	8,600	485
Leggett & Platt	5,000	160
Lennar, Cl A	6,200	272
Lowe’s	37,000	1,851
Macy’s	13,000	752
Marriott International, Cl A	7,900	428
Mattel	12,000	448
McDonald’s	35,200	3,349
Michael Kors Holdings *	6,300	618
Mohawk Industries *	2,200	311
NetFlix *	2,097	934
Newell Rubbermaid	10,200	328
News *	17,600	323
NIKE, Cl B	26,400	2,067
Nordstrom	5,100	314
Omnicom Group	9,100	689
O’Reilly Automotive *	3,800	573
PetSmart	3,700	248

Description	Shares	Market Value ($ Thousands)

priceline.com *	1,820	$2,455
PulteGroup	12,200	256
PVH	2,900	367
Ralph Lauren, Cl A	2,100	338
Ross Stores	7,700	561
Scripps Networks Interactive, Cl A	3,900	317
Staples	23,400	318
Starbucks	26,700	1,895
Starwood Hotels & Resorts Worldwide	6,800	561
Target	22,400	1,401
Tiffany	3,900	364
Time Warner	32,000	2,148
Time Warner Cable, Cl A	10,000	1,403
TJX	25,200	1,549
Tractor Supply	4,900	346
TripAdvisor *	3,900	391
Twenty-First Century Fox, Cl A	69,400	2,328
Urban Outfitters *	3,900	146
VF	12,500	733
Viacom, Cl B	14,400	1,263
Walt Disney	57,800	4,671
Whirlpool	2,800	405
Wyndham Worldwide	4,600	335
Wynn Resorts	2,900	703
Yum! Brands	15,800	1,170

		73,590

Consumer Staples — 9.0%
Altria Group	70,700	2,563
Archer-Daniels-Midland	23,300	946
Avon Products	15,300	237
Beam	5,800	481
Brown-Forman, Cl B	5,700	478
Campbell Soup	6,400	277
Clorox	4,600	401
Coca-Cola	134,300	5,131
Coca-Cola Enterprises	8,500	400
Colgate-Palmolive	31,100	1,954
ConAgra Foods	14,900	423
Constellation Brands, Cl A *	5,900	478
Costco Wholesale	15,500	1,810
CVS Caremark	42,100	3,079
Dr. Pepper Snapple Group	7,100	370
Estee Lauder, Cl A	9,100	626
General Mills	22,400	1,121
Hershey	5,300	561
Hormel Foods	4,800	228
JM Smucker	3,700	370
Kellogg	9,100	552
Kimberly-Clark	13,500	1,490
Kraft Foods Group	21,100	1,166
Kroger	18,400	772
Lorillard	13,000	638
McCormick	4,700	312
Mead Johnson Nutrition, Cl A	7,100	579
Molson Coors Brewing, Cl B	5,600	318
Mondelez International, Cl A	62,000	2,110
Monster Beverage *	4,800	355
PepsiCo	54,200	4,340
Philip Morris International	56,700	4,588
Procter & Gamble	96,100	7,559

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Reynolds American	11,100	$564
Safeway	8,700	326
Sysco	20,600	742
Tyson Foods, Cl A	9,600	379
Walgreen	30,800	2,093
Wal-Mart Stores	57,200	4,273
Whole Foods Market	13,200	713

		55,803

Energy — 9.6%
Anadarko Petroleum	17,800	1,498
Apache	14,100	1,118
Baker Hughes	15,700	994
Cabot Oil & Gas	14,900	522
Cameron International *	8,400	538
Chesapeake Energy	17,900	464
Chevron	68,000	7,842
ConocoPhillips	43,300	2,879
CONSOL Energy	8,100	325
Denbury Resources	13,000	213
Devon Energy	13,500	870
Diamond Offshore Drilling	2,500	118
Ensco, Cl A	8,300	437
EOG Resources	9,700	1,837
EQT	5,300	542
Exxon Mobil	154,548	14,878
FMC Technologies *	8,400	422
Halliburton	30,000	1,710
Helmerich & Payne	3,800	375
Hess	10,100	808
Kinder Morgan	23,800	758
Marathon Oil	24,600	824
Marathon Petroleum	10,600	890
Murphy Oil	6,200	368
Nabors Industries	9,200	212
National Oilwell Varco	15,100	1,163
Newfield Exploration *	4,800	135
Noble	9,000	279
Noble Energy	12,700	873
Occidental Petroleum	28,500	2,751
ONEOK	7,300	432
Peabody Energy	9,500	167
Phillips 66	21,200	1,587
Pioneer Natural Resources	5,000	1,006
QEP Resources	6,300	182
Range Resources	5,800	499
Rowan, Cl A *	4,400	147
Schlumberger	46,600	4,334
Southwestern Energy *	12,400	513
Spectra Energy	23,700	884
Tesoro	4,700	240
Transocean	12,000	509
Valero Energy	19,100	916
Williams	24,200	1,000
WPX Energy *	7,100	125

		59,184

Financials — 15.3%
ACE	12,000	1,174
Aflac	16,500	1,057
Allstate	16,100	874
American Express	32,600	2,976
American International Group	52,100	2,593
American Tower, Cl A ‡	14,000	1,141

Description	Shares	Market Value ($ Thousands)

Ameriprise Financial	6,900	$752
Aon	10,600	907
Apartment Investment & Management, Cl A ‡	5,200	155
Assurant	2,600	171
AvalonBay Communities ‡	4,300	555
Bank of America	377,200	6,235
Bank of New York Mellon	40,600	1,299
BB&T	24,900	941
Berkshire Hathaway, Cl B *	63,700	7,375
BlackRock, Cl A	4,500	1,372
Boston Properties ‡	5,400	607
Capital One Financial	20,400	1,498
CBRE Group, Cl A *	9,800	274
Charles Schwab	41,000	1,087
Chubb	8,900	779
Cincinnati Financial	5,200	244
Citigroup	107,300	5,218
CME Group, Cl A	11,100	820
Comerica	6,500	313
Crown Castle International ‡	11,800	896
Discover Financial Services	16,900	970
E*TRADE Financial *	10,200	229
Equity Residential ‡	11,900	696
Fifth Third Bancorp	31,200	677
Franklin Resources	14,300	761
General Growth Properties ‡	19,000	418
Genworth Financial, Cl A *	17,500	272
Goldman Sachs Group	14,900	2,480
Hartford Financial Services Group	15,800	556
HCP ‡	16,100	624
Health Care ‡	10,200	599
Host Hotels & Resorts ‡	26,700	525
Hudson City Bancorp	16,800	159
Huntington Bancshares	29,400	280
IntercontinentalExchange Group	4,100	856
Invesco	15,700	538
JPMorgan Chase	133,000	7,557
KeyCorp	31,700	418
Kimco Realty ‡	14,500	323
Legg Mason	3,800	175
Leucadia National	11,100	310
Lincoln National	9,300	466
Loews	10,800	470
M&T Bank	4,600	536
Macerich ‡	5,000	301
Marsh & McLennan	19,400	934
McGraw-Hill	9,600	765
MetLife	39,600	2,006
Moody’s	6,700	529
Morgan Stanley	49,000	1,509
NASDAQ OMX Group	4,100	157
Northern Trust	7,900	489
People’s United Financial	11,200	159
Plum Creek Timber ‡	6,300	273
PNC Financial Services Group	18,800	1,538
Principal Financial Group	9,700	440
Progressive	19,500	478
Prologis ‡	17,600	725
Prudential Financial	16,400	1,387
Public Storage ‡	5,100	862

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Regions Financial	48,700	$518
Simon Property Group ‡	11,000	1,774
SLM	15,400	368
State Street	15,500	1,018
SunTrust Banks	18,900	712
T. Rowe Price Group	9,200	747
Torchmark	3,200	248
Travelers	12,900	1,082
Unum Group	9,200	320
US Bancorp	64,600	2,658
Ventas ‡	10,400	649
Vornado Realty Trust ‡	6,200	597
Wells Fargo	169,500	7,868
Weyerhaeuser ‡	20,600	608
XL Group, Cl A	10,000	304
Zions Bancorporation	6,500	203

		94,434

Health Care — 13.0%
Abbott Laboratories	54,700	2,176
AbbVie	56,300	2,866
Actavis *	6,200	1,369
Aetna	13,000	945
Agilent Technologies	11,700	666
Alexion Pharmaceuticals *	6,900	1,220
Allergan	10,500	1,334
AmerisourceBergen	8,100	550
Amgen	26,700	3,311
Baxter International	19,200	1,334
Becton Dickinson	6,900	795
Biogen Idec *	8,400	2,862
Boston Scientific *	47,200	618
Bristol-Myers Squibb	58,200	3,129
C.R. Bard	2,800	404
Cardinal Health	12,100	866
CareFusion *	7,500	304
Celgene *	14,600	2,347
Cerner *	10,400	638
Cigna	9,800	780
Covidien	16,300	1,173
DaVita *	6,200	426
Dentsply International	5,000	227
Edwards Lifesciences *	3,900	272
Eli Lilly	35,100	2,092
Express Scripts Holding *	28,500	2,146
Forest Laboratories *	8,400	820
Gilead Sciences *	54,200	4,487
Hospira *	5,900	255
Humana	5,500	619
Intuitive Surgical *	1,300	578
Johnson & Johnson	99,800	9,194
Laboratory Corp of America Holdings *	3,100	290
McKesson	8,100	1,434
Medtronic	35,300	2,092
Merck	103,300	5,887
Mylan Laboratories *	13,500	750
Patterson	2,900	119
PerkinElmer	4,000	181
Perrigo	4,700	773
Pfizer	229,200	7,360
Quest Diagnostics	5,100	270
Regeneron Pharmaceuticals *	2,800	931

Description	Shares	Market Value ($ Thousands)

St. Jude Medical	10,300	$693
Stryker	10,400	835
Tenet Healthcare *	3,500	155
Thermo Fisher Scientific	14,000	1,744
UnitedHealth Group	35,600	2,751
Varian Medical Systems *	3,700	310
Vertex Pharmaceuticals *	8,300	671
Waters *	3,000	334
WellPoint	10,400	942
Zimmer Holdings	6,000	563
Zoetis, Cl A	17,700	549

		80,437

Industrials — 10.2%
3M	22,600	3,045
ADT	6,500	200
Allegion	3,200	174
Ametek	8,700	463
Boeing	24,500	3,159
C.H. Robinson Worldwide	5,400	280
Caterpillar (A)	22,500	2,182
Cintas	3,600	218
CSX	35,900	995
Cummins	6,200	905
Danaher	21,200	1,621
Deere	13,500	1,160
Delta Air Lines	30,300	1,006
Dover	6,000	566
Dun & Bradstreet	1,300	129
Eaton	16,800	1,255
Emerson Electric	24,900	1,625
Equifax	4,300	301
Expeditors International of Washington	7,300	289
Fastenal	9,700	458
FedEx	10,500	1,400
Flowserve	4,900	398
Fluor	5,800	451
General Dynamics	11,800	1,293
General Electric	357,800	9,113
Honeywell International	27,800	2,625
Illinois Tool Works	14,400	1,188
Ingersoll-Rand	9,500	581
Iron Mountain	6,000	163
Jacobs Engineering Group *	4,700	285
Joy Global (A)	3,800	209
Kansas City Southern	3,900	366
L-3 Communications Holdings, Cl 3	3,100	358
Lockheed Martin	9,500	1,542
Masco	12,600	294
Nielsen Holdings	8,900	421
Norfolk Southern	10,900	1,002
Northrop Grumman	7,900	956
Paccar	12,500	823
Pall	3,900	335
Parker Hannifin	5,300	639
Pentair	7,100	574
Pitney Bowes	7,100	181
Precision Castparts	5,100	1,315
Quanta Services *	7,600	267
Raytheon	11,300	1,106
Republic Services, Cl A	9,600	327

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Robert Half International	4,900	$201
Rockwell Automation	4,900	602
Rockwell Collins	4,800	396
Roper Industries	3,500	475
Ryder System	1,900	143
Snap-on	2,100	235
Southwest Airlines	24,600	552
Stanley Black & Decker	5,500	457
Stericycle *	3,000	342
Textron	9,900	393
Tyco International	16,500	696
Union Pacific	16,300	2,940
United Parcel Service, Cl B	25,300	2,423
United Technologies	29,900	3,499
Waste Management	15,400	639
WW Grainger	2,200	561
Xylem	6,500	256

		63,053

Information Technology — 17.9%
Accenture, Cl A	22,500	1,875
Adobe Systems *	16,400	1,125
Akamai Technologies *	6,300	385
Alliance Data Systems *	1,700	485
Altera	11,400	414
Amphenol, Cl A	5,600	493
Analog Devices	11,000	559
Apple	31,793	16,731
Applied Materials	42,600	808
Autodesk *	8,000	420
Automatic Data Processing	17,000	1,322
Broadcom, Cl A	19,100	567
CA	11,500	385
Cisco Systems	189,100	4,122
Citrix Systems *	6,600	396
Cognizant Technology Solutions, Cl A *	10,700	1,114
Computer Sciences	5,200	329
Corning	51,200	987
eBay *	41,200	2,421
Electronic Arts *	10,900	312
EMC	72,800	1,920
F5 Networks *	2,700	303
Facebook, Cl A *	58,200	3,984
Fidelity National Information Services	10,300	573
First Solar *	2,500	143
Fiserv *	9,100	528
FLIR Systems	5,000	171
Google, Cl A *	9,914	12,052
Harris	3,800	281
Hewlett-Packard	68,000	2,032
Intel	175,800	4,353
International Business Machines	36,060	6,677
Intuit	10,100	789
Jabil Circuit	6,500	120
Juniper Networks *	17,900	479
Kla-Tencor	5,900	384
Lam Research *	5,700	295
Linear Technology	8,300	389
LSI	19,300	214
Mastercard, Cl A	36,660	2,849

Description	Shares	Market Value ($ Thousands)

Microchip Technology (A)	7,000	$319
Micron Technology *	37,200	900
Microsoft	268,700	10,294
Motorola Solutions	8,100	536
NetApp	12,100	489
Nvidia	20,500	377
Oracle	124,100	4,854
Paychex	11,500	480
Qualcomm	59,800	4,502
Red Hat *	6,700	395
Salesforce.com *	19,600	1,223
SanDisk	8,000	594
Seagate Technology	11,500	600
Symantec	24,600	528
TE Connectivity	14,500	849
Teradata *	5,800	266
Texas Instruments	38,700	1,740
Total System Services	5,900	180
VeriSign *	4,600	254
Visa, Cl A	18,000	4,067
Western Digital	7,400	644
Western Union	19,500	326
Xerox	40,900	449
Xilinx	9,500	496
Yahoo! *	33,400	1,292

		110,440

Materials — 3.4%
Air Products & Chemicals	7,500	910
Airgas	2,300	248
Alcoa (A)	37,800	444
Allegheny Technologies	3,800	121
Avery Dennison	3,400	169
Ball	5,100	283
Bemis	3,600	141
CF Industries Holdings	2,000	502
Cliffs Natural Resources (A)	5,400	108
Dow Chemical	42,900	2,090
E.I. du Pont de Nemours	32,800	2,185
Eastman Chemical	5,400	472
Ecolab	9,600	1,034
FMC	4,700	363
Freeport-McMoRan Copper & Gold, Cl B	36,700	1,197
International Flavors & Fragrances	2,900	272
International Paper	15,700	767
LyondellBasell Industries, Cl A	15,500	1,365
MeadWestvaco	6,300	236
Monsanto	18,600	2,046
Mosaic	12,100	591
Newmont Mining	17,600	409
Nucor	11,300	568
Owens-Illinois *	5,800	197
PPG Industries	5,000	989
Praxair	10,400	1,356
Sealed Air	6,900	235
Sherwin-Williams	3,000	602
Sigma-Aldrich	4,200	397
United States Steel (A)	5,100	124
Vulcan Materials	4,600	313

		20,734

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

February 28, 2014

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 2.3%
AT&T	186,300	$5,949
CenturyLink	20,900	653
Frontier Communications (A)	35,400	173
Verizon Communications	146,300	6,961
Windstream Holdings (A)	21,100	169

		13,905

Utilities — 2.8%
AES	23,200	317
AGL Resources	4,200	198
Ameren	8,600	348
American Electric Power	17,200	864
Centerpoint Energy	15,200	359
CMS Energy	9,400	267
Consolidated Edison	10,400	583
Dominion Resources	20,500	1,423
DTE Energy	6,300	452
Duke Energy	25,000	1,772
Edison International	11,500	602
Entergy	6,300	402
Exelon	30,300	921
FirstEnergy	14,800	456
Integrys Energy Group	2,800	160
NextEra Energy	15,200	1,389
NiSource	11,100	386
Northeast Utilities	11,100	493
NRG Energy	11,400	331
Pepco Holdings	8,800	180
PG&E	15,900	701
Pinnacle West Capital	3,900	217
PPL	22,300	720
Public Service Enterprise Group	17,900	656
SCANA	5,000	247
Sempra Energy	8,000	756
Southern	31,200	1,321
TECO Energy	7,200	121
Wisconsin Energy	8,000	352
Xcel Energy	17,600	533

		17,527

Total Common Stock (Cost $578,835) ($ Thousands)		589,107

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P. 0.070% ** † (B)	2,840,710	2,841

Total Affiliated Partnership (Cost $2,841) ($ Thousands)		2,841

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	17,199,880	17,200

Total Cash Equivalent (Cost $17,200) ($ Thousands)		17,200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.035%, 05/22/2014	$1,100	$1,100

Total U.S. Treasury Obligation (Cost $1,100) ($ Thousands)		1,100

Total Investments — 98.8% (Cost $599,976) ($ Thousands) ††		$610,248

A list of the open futures contracts held by the Fund at February 28, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	210	Mar-2014	$549

For the period ended February 28, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $617,800 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At February 28, 2014, the tax basis cost of the Fund’s investments was $599,976 ($ Thousands), and the unrealized appreciation and depreciation were $19,316 ($ Thousands) and $(9,044) ($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2014. The total value of securities on loan at February 28, 2014 was $2,740 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2014 was $2,841 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S & P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$589,107	$—	$—	$589,107
Affiliated Partnership	—	2,841	—	2,841
Cash Equivalent	17,200	—	—	17,200
U.S. Treasury Obligation	—	1,100	—	1,100

Total Investments in Securities	$606,307	$3,941	$—	$610,248

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$549	$—	$—	$549

Total Other Financial Instruments	$549	$—	$—	$549

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Schedule of Investments (Unaudited)

S&P 500 Index Fund

February 28, 2014

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Act are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 29, 2014

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: April 29, 2014